UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: March 31, 2014

Item 1: Report to Shareholders

SPDR® Index Shares Funds
Semi-Annual Report March 31, 2014

Precise in a world that isn’t.®

TABLE OF CONTENTS

Fund Performance & Portfolio Summaries
SPDR® STOXX® Europe 50 ETF (FEU)	1
SPDR EURO STOXX 50® ETF (FEZ)	4
SPDR S&P® Emerging Asia Pacific ETF (GMF)	7
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	10
SPDR S&P Russia ETF (RBL)	13
SPDR S&P China ETF (GXC)	16
SPDR S&P Emerging Markets ETF (GMM)	19
SPDR S&P Emerging Markets Dividend ETF (EDIV)	22
SPDR S&P BRIC 40 ETF (BIK)	25
SPDR S&P Emerging Europe ETF (GUR)	28
SPDR S&P Emerging Latin America ETF (GML)	31
SPDR S&P Emerging Middle East & Africa ETF (GAF)	34
SPDR S&P World ex-US ETF (GWL)	37
SPDR S&P International Small Cap ETF (GWX)	40
SPDR Dow Jones International Real Estate ETF (RWX)	43
SPDR S&P Global Infrastructure ETF (GII)	46
SPDR S&P Global Natural Resources ETF (GNR)	49
SPDR MSCI ACWI ex-US ETF (CWI)	52
SPDR MSCI ACWI IMI ETF (ACIM)	55
SPDR MSCI EM 50 ETF (EMFT)	58
SPDR MSCI EM Beyond BRIC ETF (EMBB)	61
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	62
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	65
SPDR S&P Global Dividend ETF (WDIV)	68
SPDR S&P International Dividend ETF (DWX)	71
SPDR S&P International Mid Cap ETF (MDD)	74
SPDR S&P Emerging Markets Small Cap ETF (EWX)	77
SPDR Dow Jones Global Real Estate ETF (RWO)	80
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	83
SPDR S&P International Consumer Staples Sector ETF (IPS)	86
SPDR S&P International Energy Sector ETF (IPW)	89
SPDR S&P International Financial Sector ETF (IPF)	92
SPDR S&P International Health Care Sector ETF (IRY)	95
SPDR S&P International Industrial Sector ETF (IPN)	98
SPDR S&P International Materials Sector ETF (IRV)	101
SPDR S&P International Technology Sector ETF (IPK)	104
SPDR S&P International Telecommunications Sector ETF (IST)	107
SPDR S&P International Utilities Sector ETF (IPU)	110

Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	113
SPDR EURO STOXX 50 ETF (FEZ)	114
SPDR S&P Emerging Asia Pacific ETF (GMF)	115
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	119
SPDR S&P Russia ETF (RBL)	124
SPDR S&P China ETF (GXC)	125
SPDR S&P Emerging Markets ETF (GMM)	131
SPDR S&P Emerging Markets Dividend ETF (EDIV)	142
SPDR S&P BRIC 40 ETF (BIK)	144
SPDR S&P Emerging Europe ETF (GUR)	145
SPDR S&P Emerging Latin America ETF (GML)	147
SPDR S&P Emerging Middle East & Africa ETF (GAF)	150
SPDR S&P World ex-US ETF (GWL)	152
SPDR S&P International Small Cap ETF (GWX)	165
SPDR Dow Jones International Real Estate ETF (RWX)	185
SPDR S&P Global Infrastructure ETF (GII)	187
SPDR S&P Global Natural Resources ETF (GNR)	189
SPDR MSCI ACWI ex-US ETF (CWI)	191
SPDR MSCI ACWI IMI ETF (ACIM)	198
SPDR MSCI EM 50 ETF (EMFT)	206
SPDR MSCI EM Beyond BRIC ETF (EMBB)	207
SPDR Russell/Nomura PRIME Japan ETF (JPP)	211
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	217
SPDR S&P Global Dividend ETF (WDIV)	223
SPDR S&P International Dividend ETF (DWX)	225
SPDR S&P International Mid Cap ETF (MDD)	227
SPDR S&P Emerging Markets Small Cap ETF (EWX)	234
SPDR Dow Jones Global Real Estate ETF (RWO)	243
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	246
SPDR S&P International Consumer Staples Sector ETF (IPS)	248
SPDR S&P International Energy Sector ETF (IPW)	250
SPDR S&P International Financial Sector ETF (IPF)	252
SPDR S&P International Health Care Sector ETF (IRY)	254
SPDR S&P International Industrial Sector ETF (IPN)	256
SPDR S&P International Materials Sector ETF (IRV)	259
SPDR S&P International Technology Sector ETF (IPK)	262
SPDR S&P International Telecommunications Sector ETF (IST)	264
SPDR S&P International Utilities Sector ETF (IPU)	266
Financial Statements	268
Financial Highlights	300
Notes to Financial Statements	335
Other Information	354

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	8.22%	8.29%	8.32%	N/A	N/A	N/A

ONE YEAR	19.77%	19.62%	19.85%	19.77%	19.62%	19.85%

THREE YEARS	22.35%	22.48%	22.12%	6.96%	6.99%	6.89%

FIVE YEARS	98.08%	98.77%	98.16%	14.65%	14.73%	14.66%

TEN YEARS	69.45%	69.09%	70.22%	5.42%	5.39%	5.46%

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	STOXX	STOXX
	50 Fund	50 Index
Mar-04	10000.00	10000.00
Jun-04	9864.00	10096.00
Sep-04	10292.00	10292.00
Dec-04	11738.00	11751.00
Mar-05	11675.00	11692.00
Jun-05	11665.00	11683.00
Sep-05	12516.00	12557.00
Dec-05	12606.00	12661.00
Mar-06	13630.00	13708.00
Jun-06	14058.00	14120.00
Sep-06	14693.00	14775.00
Dec-06	15977.00	16076.00
Mar-07	16288.00	16401.00
Jun-07	17830.00	17938.00
Sep-07	18252.00	18380.00
Dec-07	18155.00	18291.00
Mar-08	16258.00	16382.00
Jun-08	15865.00	15958.00
Sep-08	12910.00	12975.00
Dec-08	10174.00	10222.00
Mar-09	8554.00	8590.00
Jun-09	10632.00	10669.00
Sep-09	12999.00	13065.00
Dec-09	13499.00	13583.00
Mar-10	13030.00	13115.00
Jun-10	10778.00	10818.00
Sep-10	12672.00	12737.00
Dec-10	13021.00	13099.00
Mar-11	13853.00	13939.00
Jun-11	14294.00	14359.00
Sep-11	11231.00	11269.00
Dec-11	11974.00	12028.00
Mar-12	12867.00	12925.00
Jun-12	12111.00	12141.00
Sep-12	13059.00	13101.00
Dec-12	13749.00	13801.00
Mar-13	14152.00	14203.00
Jun-13	14041.00	14077.00
Sep-13	15661.00	15715.00
Dec-13	16825.00	16891.00
Mar-14	16945.00	17022.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	TOTAL SA

MARKET VALUE	$12,846,293	12,149,261	11,144,490	9,974,175	8,245,130

% OF NET ASSETS	5.6	5.3	4.9	4.3	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	20.5%
Banks	14.1
Oil, Gas & Consumable Fuels	13.2
Food Products	8.4
Metals & Mining	4.3
Insurance	4.1
Capital Markets	3.9
Beverages	3.6
Chemicals	3.3
Diversified Telecommunication Services	2.6
Industrial Conglomerates	2.6
Electrical Equipment	2.6
Tobacco	2.4
Textiles, Apparel & Luxury Goods	2.3
Wireless Telecommunication Services	2.2
Automobiles	2.1
Software	1.8
Diversified Financial Services	1.3
Household Products	1.2
Multi-Utilities	1.2
Communications Equipment	0.9
Food & Staples Retailing	0.9
Short Term Investments	2.9
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	11.98%	11.80%	12.00%	N/A	N/A	N/A

ONE YEAR	33.63%	33.43%	33.19%	33.63%	33.43%	33.19%

THREE YEARS	18.55%	18.01%	16.86%	5.84%	5.68%	5.33%

FIVE YEARS	91.26%	91.14%	87.71%	13.85%	13.83%	13.42%

TEN YEARS	77.02%	76.65%	72.35%	5.88%	5.86%	5.59%

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	streetTRACKS Dow	streetTRACKS Dow
	Jones EURO	Jones EURO
	STOXX	STOXX
	50 Fund	50 Index
Mar-04	10000.00	10000.00
Jun-04	10167.00	10146.00
Sep-04	10102.00	10076.00
Dec-04	11978.00	11954.00
Mar-05	11882.00	11865.00
Jun-05	11742.00	11714.00
Sep-05	12609.00	12602.00
Dec-05	12896.00	12895.00
Mar-06	14265.00	14277.00
Jun-06	14559.00	14534.00
Sep-06	15445.00	15428.00
Dec-06	17029.00	17017.00
Mar-07	17477.00	17462.00
Jun-07	19452.00	19390.00
Sep-07	20041.00	19975.00
Dec-07	20745.00	20677.00
Mar-08	18557.00	18513.00
Jun-08	17542.00	17427.00
Sep-08	14229.00	14126.00
Dec-08	11415.00	11324.00
Mar-09	9255.00	9181.00
Jun-09	11664.00	11541.00
Sep-09	14563.00	14426.00
Dec-09	14820.00	14686.00
Mar-10	13839.00	13719.00
Jun-10	11304.00	11147.00
Sep-10	13474.00	13300.00
Dec-10	13519.00	13346.00
Mar-11	14932.00	14748.00
Jun-11	15331.00	15089.00
Sep-11	10930.00	10734.00
Dec-11	11292.00	11093.00
Mar-12	12436.00	12216.00
Jun-12	11182.00	10923.00
Sep-12	12342.00	12054.00
Dec-12	13615.00	13300.00
Mar-13	13249.00	12940.00
Jun-13	13617.00	13251.00
Sep-13	15810.00	15389.00
Dec-13	17352.00	16890.00
Mar-14	17702.00	17235.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	TOTAL SA	SANOFI	SIEMENS AG	BAYER AG	BANCO SANTANDER SA

MARKET VALUE	$302,006,156	243,461,404	216,954,896	216,739,077	213,645,475

% OF NET ASSETS	5.8	4.6	4.1	4.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	15.1%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	8.8
Insurance	7.2
Diversified Telecommunication Services	6.5
Automobiles	6.3
Industrial Conglomerates	5.4
Chemicals	5.3
Food Products	3.9
Multi-Utilities	3.7
Beverages	3.0
Software	2.8
Electric Utilities	2.8
Diversified Financial Services	2.0
Electrical Equipment	1.9
Textiles, Apparel & Luxury Goods	1.8
Capital Markets	1.7
Personal Products	1.6%
Aerospace & Defense	1.5
Construction & Engineering	1.5
Semiconductors & Semiconductor Equipment	1.3
Air Freight & Logistics	1.3
Specialty Retail	1.2
Building Products	1.0
Real Estate Investment Trusts	0.9
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	0.8
Construction Materials	0.8
Metals & Mining	0.0 ***
Short Term Investments	0.2
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

SIX MONTHS	3.31%	3.75%	5.01%	N/A	N/A	N/A

ONE YEAR	3.47%	3.50%	4.94%	3.47%	3.50%	4.94%

THREE YEARS	−1.98%	−2.06%	2.06%	−0.66%	−0.69%	0.68%

FIVE YEARS	98.97%	97.97%	113.88%	14.75%	14.64%	16.42%

SINCE INCEPTION (1)	49.44%	49.64%	55.91%	5.88%	5.90%	6.52%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Emerging Asia	BMI Index
	Pacific ETF
	10000.00	10000.00
3/20/2007	10190.00	10276.00
4/30/2007	10650.00	10718.00
5/31/2007	11261.00	11400.00
6/30/2007	12073.00	12233.00
7/31/2007	12790.00	13117.00
8/31/2007	12853.00	13016.00
9/30/2007	14502.00	14702.00
10/31/2007	16435.00	16401.00
11/30/2007	14889.00	14924.00
12/31/2007	14763.00	14986.00
1/31/2008	12700.00	12746.00
2/29/2008	13579.00	13726.00
3/31/2008	12734.00	12793.00
4/30/2008	13877.00	13876.00
5/31/2008	13335.00	13255.00
6/30/2008	11729.00	11504.00
7/31/2008	11657.00	11460.00
8/31/2008	11116.00	10950.00
9/30/2008	9143.00	8881.00
10/31/2008	7040.00	6805.00
11/30/2008	6707.00	6476.00
12/31/2008	7319.00	7064.00
1/31/2009	6758.00	6564.00
2/28/2009	6557.00	6426.00
3/31/2009	7511.00	7288.00
4/30/2009	8766.00	8471.00
5/31/2009	10370.00	10206.00
6/30/2009	10235.00	10126.00
7/31/2009	11317.00	11266.00
8/31/2009	10925.00	10865.00
9/30/2009	11809.00	11784.00
10/31/2009	11715.00	11773.00
11/30/2009	12224.00	12303.00
12/31/2009	12737.00	12817.00
1/31/2010	11919.00	12028.00
2/28/2010	12032.00	12059.00
3/31/2010	12887.00	12967.00
4/30/2010	13121.00	13194.00
5/31/2010	12049.00	12222.00
6/30/2010	12260.00	12407.00
7/31/2010	13010.00	13120.00
8/31/2010	12790.00	13024.00
9/30/2010	14271.00	14498.00
10/31/2010	14748.00	14961.00
11/30/2010	14357.00	14619.00
12/31/2010	15175.00	15352.00
1/31/2011	14861.00	14945.00
2/28/2011	14408.00	14479.00
3/31/2011	15245.00	15278.00
4/30/2011	15790.00	15794.00
5/31/2011	15546.00	15564.00
6/30/2011	15147.00	15190.00
7/31/2011	15275.00	15355.00
8/31/2011	13839.00	13857.00
9/30/2011	12052.00	12022.00
10/31/2011	13373.00	13328.00
11/30/2011	12227.00	12090.00
12/31/2011	12323.00	12183.00
1/31/2012	13681.00	13537.00
2/29/2012	14463.00	14451.00
3/31/2012	13849.00	13909.00
4/30/2012	13712.00	13783.00
5/31/2012	12431.00	12611.00
6/30/2012	12763.00	12875.00
7/31/2012	12906.00	13005.00
8/31/2012	12860.00	12984.00
9/30/2012	13789.00	13930.00
10/31/2012	13754.00	13919.00
11/30/2012	14106.00	14289.00
12/31/2012	14490.00	14763.00
1/31/2013	14966.00	15268.00
2/28/2013	14679.00	15039.00
3/31/2013	14443.00	14858.00
4/30/2013	14836.00	15256.00
5/31/2013	14773.00	15232.00
6/30/2013	13924.00	14324.00
7/31/2013	14164.00	14469.00
8/31/2013	13785.00	14082.00
9/30/2013	14466.00	14847.00
10/31/2013	15075.00	15572.00
11/30/2013	14985.00	15521.00
12/31/2013	14894.00	15459.00
1/31/2014	14205.00	14805.00
2/28/2014	14689.00	15361.00
3/31/2014	14944.00	15591.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	TAIWAN SEMICONDUCTOR
	MANUFACTURING CO.,		CHINA CONSTRUCTION
DESCRIPTION	LTD. ADR	TENCENT HOLDINGS, LTD.	BANK CORP.	CHINA MOBILE, LTD.	BAIDU, INC. ADR

MARKET VALUE	$15,904,849	11,322,263	10,254,526	9,419,645	8,826,002

% OF NET ASSETS	3.8	2.7	2.5	2.3	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	16.9%
Oil, Gas & Consumable Fuels	9.3
Semiconductors & Semiconductor Equipment	8.0
Internet Software & Services	5.8
Wireless Telecommunication Services	5.6
Electronic Equipment, Instruments & Components	4.0
Technology Hardware, Storage & Peripherals	3.7
Real Estate Management & Development	3.3
Insurance	3.2
Food Products	3.2
Automobiles	3.1
IT Services	3.0
Construction Materials	2.7
Chemicals	2.4
Metals & Mining	2.0
Diversified Telecommunication Services	1.9
Independent Power & Renewable Electricity Producers	1.9
Construction & Engineering	1.6
Transportation Infrastructure	1.6
Industrial Conglomerates	1.4
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.0
Pharmaceuticals	1.0
Electric Utilities	0.9
Thrifts & Mortgage Finance	0.9
Internet & Catalog Retail	0.8
Beverages	0.8
Tobacco	0.7
Household Products	0.7
Food & Staples Retailing	0.7
Capital Markets	0.6
Health Care Providers & Services	0.6
Gas Utilities	0.5
Media	0.5
Building Products	0.5
Marine	0.5
Electrical Equipment	0.5
Airlines	0.4
Energy Equipment & Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Specialty Retail	0.2
Personal Products	0.2
Household Durables	0.2
Machinery	0.2
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Auto Components	0.1
Multiline Retail	0.1
Consumer Finance	0.1
Commercial Services & Supplies	0.0 ***
Trading Companies & Distributors	0.0 ***
Short Term Investments	6.0
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/11/2012, 1/12/2012, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Small Cap Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P ASIA PACIFIC			S&P ASIA PACIFIC
	NET ASSET	MARKET	EMERGING UNDER USD2	NET ASSET	MARKET	EMERGING UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	7.20%	9.06%	8.94%	N/A	N/A	N/A

ONE YEAR	6.98%	7.42%	8.37%	6.98%	7.42%	8.37%

SINCE INCEPTION (1)	28.97%	30.24%	35.88%	12.15%	12.64%	14.83%

(1)	For the period January 11, 2012 to March 31, 2014.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Asia
	SPDR S&P	Pacific Emerging
	Small Cap	Under USD
	Emerging Asia	2 Billion
	Pacific ETF	Index
1/11/2012	10000.00	10000.00
1/31/2012	10728.00	10811.00
2/29/2012	11708.00	11905.00
3/31/2012	11245.00	11461.00
4/30/2012	11006.00	11227.00
5/31/2012	10292.00	10480.00
6/30/2012	10363.00	10578.00
7/31/2012	10334.00	10514.00
8/31/2012	10491.00	10671.00
9/30/2012	11108.00	11364.00
10/31/2012	10787.00	11053.00
11/30/2012	11179.00	11497.00
12/31/2012	11604.00	12027.00
1/31/2013	12097.00	12481.00
2/28/2013	12104.00	12551.00
3/31/2013	12056.00	12539.00
4/30/2013	12413.00	12874.00
5/31/2013	12716.00	13265.00
6/30/2013	11687.00	12157.00
7/31/2013	11710.00	12157.00
8/31/2013	11441.00	11844.00
9/30/2013	12031.00	12473.00
10/31/2013	12578.00	13064.00
11/30/2013	12413.00	12887.00
12/31/2013	12516.00	13026.00
1/31/2014	12126.00	12670.00
2/28/2014	12664.00	13312.00
3/31/2014	12897.00	13588.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		TATA MOTORS, LTD.			JSW STEEL,
DESCRIPTION	D&L INDUSTRIES, INC.	CLASS A	IRPC PCL, NVDR	IDFC, LTD.	LTD.

MARKET VALUE	$41,045	40,255	39,469	38,133	37,037

% OF NET ASSETS	1.0	1.0	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	7.9%
Semiconductors & Semiconductor Equipment	7.8
Chemicals	6.5
Electronic Equipment, Instruments & Components	6.4
Food Products	5.2
Machinery	3.7
Metals & Mining	3.7
Banks	3.4
Technology Hardware, Storage & Peripherals	3.1
Textiles, Apparel & Luxury Goods	3.0
Pharmaceuticals	2.9
Construction & Engineering	2.9
Oil, Gas & Consumable Fuels	2.5
Auto Components	2.3
Electrical Equipment	2.2
Hotels, Restaurants & Leisure	2.2
Automobiles	2.1
Multiline Retail	2.0
Diversified Financial Services	1.9
Marine	1.9
Media	1.8
Health Care Providers & Services	1.7
IT Services	1.6
Household Durables	1.5
Capital Markets	1.4
Communications Equipment	1.4
Specialty Retail	1.3
Consumer Finance	1.3
Health Care Equipment & Supplies	1.2
Software	0.9
Beverages	0.9
Transportation Infrastructure	0.9
Construction Materials	0.7
Air Freight & Logistics	0.6
Leisure Products	0.6
Containers & Packaging	0.6
Building Products	0.5
Food & Staples Retailing	0.5
Independent Power & Renewable Electricity Producers	0.5
Paper & Forest Products	0.5
Industrial Conglomerates	0.4
Airlines	0.4
Water Utilities	0.4
Thrifts & Mortgage Finance	0.4
Trading Companies & Distributors	0.3
Professional Services	0.3
Distributors	0.3
Diversified Telecommunication Services	0.3
Internet & Catalog Retail	0.3
Commercial Services & Supplies	0.2
Energy Equipment & Services	0.2
Internet Software & Services	0.2
Personal Products	0.2
Insurance	0.2
Electric Utilities	0.2
Biotechnology	0.2
Gas Utilities	0.2
Household Products	0.1
Diversified Consumer Services	0.1
Short Term Investments	5.7
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry and Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, each representing 0.00% of net assets. (Note 2)

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	−13.26%	−13.23%	−13.53%	N/A	N/A	N/A

ONE YEAR	−11.69%	−11.84%	−10.31%	−11.69%	−11.84%	−10.31%

THREE YEARS	−36.53%	−36.28%	−33.07%	−14.06%	−13.95%	−12.52%

SINCE INCEPTION (1)	−14.73%	−14.75%	−9.53%	−3.85%	−3.86%	−2.44%

(1)	For the period March 10, 2010 to March 31, 2014.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Russia
	SPDR S&P	Capped BMI
	Russia ETF	Index
	10000.00	10000.00
3/10/2010	10283.00	10398.00
4/30/2010	10230.00	10346.00
5/31/2010	9093.00	9212.00
6/30/2010	8784.00	8878.00
7/31/2010	9760.00	9811.00
8/31/2010	9475.00	9472.00
9/30/2010	10072.00	10246.00
10/31/2010	10646.00	10744.00
11/30/2010	10660.00	10784.00
12/31/2010	11960.00	11996.00
1/31/2011	12061.00	12381.00
2/28/2011	12812.00	13004.00
3/31/2011	13435.00	13513.00
4/30/2011	13327.00	13427.00
5/31/2011	12421.00	12672.00
6/30/2011	12379.00	12659.00
7/31/2011	12566.00	13019.00
8/31/2011	11056.00	11251.00
9/30/2011	8704.00	8921.00
10/31/2011	10150.00	10413.00
11/30/2011	10136.00	10298.00
12/31/2011	8991.00	9270.00
1/31/2012	10268.00	10599.00
2/29/2012	11256.00	11607.00
3/31/2012	10594.00	10972.00
4/30/2012	10349.00	10699.00
5/31/2012	8232.00	8597.00
6/30/2012	8931.00	9370.00
7/31/2012	9077.00	9560.00
8/31/2012	9334.00	9710.00
9/30/2012	9871.00	10280.00
10/31/2012	9491.00	9908.00
11/30/2012	9414.00	9873.00
12/31/2012	10117.00	10471.00
1/31/2013	10618.00	11124.00
2/28/2013	10085.00	10535.00
3/31/2013	9657.00	10087.00
4/30/2013	9370.00	9886.00
5/31/2013	9108.00	9666.00
6/30/2013	8764.00	9217.00
7/31/2013	9072.00	9595.00
8/31/2013	9032.00	9543.00
9/30/2013	9831.00	10463.00
10/31/2013	10291.00	10903.00
11/30/2013	9841.00	10458.00
12/31/2013	10142.00	10710.00
1/31/2014	8995.00	9620.00
2/28/2014	8826.00	9422.00
3/31/2014	8527.00	9047.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			SBERBANK OF	MAGNIT OJSC	MMC NORILSK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	RUSSIA ADR	GDR	NICKEL OJSC ADR

MARKET VALUE	$3,694,260	1,836,313	1,264,629	1,041,858	1,006,631

% OF NET ASSETS	17.6	8.7	6.0	5.0	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	48.2%
Banks	12.3
Wireless Telecommunication Services	8.9
Metals & Mining	8.6
Food & Staples Retailing	6.2
Internet Software & Services	3.6
Chemicals	3.6
Diversified Telecommunication Services	1.9
Electric Utilities	1.4
Energy Equipment & Services	1.2
Real Estate Management & Development	1.0
Household Durables	0.7
Road & Rail	0.6
Pharmaceuticals	0.5
Media	0.3
Transportation Infrastructure	0.3
Short Term Investments	0.8
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P CHINA BMI INDEX	VALUE	VALUE	S&P CHINA BMI INDEX

SIX MONTHS	−1.67%	−1.15%	−0.92%	N/A	N/A	N/A

ONE YEAR	6.47%	6.73%	7.40%	6.47%	6.73%	7.40%

THREE YEARS	−2.70%	−3.16%	−3.07%	−0.91%	−1.06%	−1.03%

FIVE YEARS	76.55%	76.56%	81.40%	12.04%	12.04%	12.65%

SINCE INCEPTION (1)	55.92%	56.38%	58.64%	6.52%	6.56%	6.78%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P China
	SPDR S&P	BMI Index
	China ETF
	10000.00	10000.00
3/20/2007	10354.00	10373.00
4/30/2007	10718.00	10820.00
5/31/2007	11549.00	11742.00
6/30/2007	12837.00	12985.00
7/31/2007	14139.00	14345.00
8/31/2007	15072.00	15260.00
9/30/2007	18062.00	18288.00
10/31/2007	21099.00	21241.00
11/30/2007	18484.00	18548.00
12/31/2007	17665.00	17839.00
1/31/2008	13857.00	14020.00
2/29/2008	15214.00	15336.00
3/31/2008	13298.00	13441.00
4/30/2008	15517.00	15470.00
5/31/2008	14889.00	14883.00
6/30/2008	13088.00	13030.00
7/31/2008	13344.00	13279.00
8/31/2008	12440.00	12240.00
9/30/2008	9888.00	9751.00
10/31/2008	7646.00	7479.00
11/30/2008	7839.00	7687.00
12/31/2008	8712.00	8523.00
1/31/2009	7945.00	7836.00
2/28/2009	7688.00	7623.00
3/31/2009	8831.00	8746.00
4/30/2009	9920.00	9833.00
5/31/2009	11667.00	11626.00
6/30/2009	12021.00	12075.00
7/31/2009	13450.00	13438.00
8/31/2009	12510.00	12481.00
9/30/2009	13157.00	13092.00
10/31/2009	13899.00	13803.00
11/30/2009	14316.00	14308.00
12/31/2009	14410.00	14458.00
1/31/2010	13151.00	13231.00
2/28/2010	13580.00	13662.00
3/31/2010	14289.00	14409.00
4/30/2010	14297.00	14417.00
5/31/2010	13465.00	13573.00
6/30/2010	13607.00	13681.00
7/31/2010	14310.00	14456.00
8/31/2010	13890.00	14082.00
9/30/2010	15245.00	15490.00
10/31/2010	15894.00	16218.00
11/30/2010	15500.00	15905.00
12/31/2010	15375.00	15787.00
1/31/2011	15383.00	15760.00
2/28/2011	15154.00	15524.00
3/31/2011	16022.00	16367.00
4/30/2011	16404.00	16739.00
5/31/2011	16295.00	16558.00
6/30/2011	15732.00	15917.00
7/31/2011	15713.00	15882.00
8/31/2011	14280.00	14342.00
9/30/2011	11746.00	11711.00
10/31/2011	13669.00	13665.00
11/30/2011	12551.00	12511.00
12/31/2011	12728.00	12641.00
1/31/2012	14115.00	14011.00
2/29/2012	15014.00	15011.00
3/31/2012	14079.00	14060.00
4/30/2012	14404.00	14396.00
5/31/2012	12899.00	12916.00
6/30/2012	13115.00	13082.00
7/31/2012	13226.00	13095.00
8/31/2012	12822.00	12769.00
9/30/2012	13644.00	13556.00
10/31/2012	14325.00	14246.00
11/30/2012	14487.00	14454.00
12/31/2012	15201.00	15241.00
1/31/2013	15877.00	16001.00
2/28/2013	15224.00	15406.00
3/31/2013	14645.00	14772.00
4/30/2013	14809.00	14962.00
5/31/2013	14885.00	15105.00
6/30/2013	13860.00	14024.00
7/31/2013	14556.00	14716.00
8/31/2013	14962.00	15115.00
9/30/2013	15857.00	16011.00
10/31/2013	16256.00	16422.00
11/30/2013	16981.00	17153.00
12/31/2013	16628.00	16821.00
1/31/2014	15592.00	15817.00
2/28/2014	16079.00	16322.00
3/31/2014	15592.00	15864.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	TENCENT	CHINA CONSTRUCTION	INDUSTRIAL & COMMERCIAL	CHINA
DESCRIPTION	HOLDINGS, LTD.	BANK CORP.	BANK OF CHINA	MOBILE, LTD.	BAIDU, INC. ADR

MARKET VALUE	$59,491,576	47,345,503	41,348,008	39,641,524	34,279,557

% OF NET ASSETS	7.7	6.1	5.3	5.1	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	19.0%
Internet Software & Services	15.3
Oil, Gas & Consumable Fuels	10.2
Insurance	5.8
Wireless Telecommunication Services	5.1
Real Estate Management & Development	4.9
Food Products	3.6
Automobiles	2.4
Transportation Infrastructure	1.8
Independent Power & Renewable Electricity Producers	1.8
Diversified Telecommunication Services	1.7
Construction & Engineering	1.7
Machinery	1.5
Pharmaceuticals	1.5
Internet & Catalog Retail	1.4
Metals & Mining	1.4
Construction Materials	1.4
Electronic Equipment, Instruments & Components	1.2
Industrial Conglomerates	1.2
Semiconductors & Semiconductor Equipment	1.1
Capital Markets	1.0
Personal Products	1.0
Technology Hardware, Storage & Peripherals	1.0
Specialty Retail	0.9
Software	0.9
Airlines	0.8
Gas Utilities	0.8
Water Utilities	0.7
Food & Staples Retailing	0.7
Textiles, Apparel & Luxury Goods	0.6
Health Care Equipment & Supplies	0.6
Diversified Consumer Services	0.6
Chemicals	0.6
Energy Equipment & Services	0.6
Health Care Providers & Services	0.5
Household Durables	0.5
Beverages	0.5
Electrical Equipment	0.5
Hotels, Restaurants & Leisure	0.4
Marine	0.4
Paper & Forest Products	0.3
Auto Components	0.3
Communications Equipment	0.3
Multiline Retail	0.3
Commercial Services & Supplies	0.3
IT Services	0.2
Household Products	0.2
Road & Rail	0.1
Media	0.1
Aerospace & Defense	0.1
Diversified Financial Services	0.1
Air Freight & Logistics	0.1
Short Term Investments	14.3
Other Assets & Liabilities	(14.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Milk Products Group, Ltd., which was Level 2 and part of the Food Products Industry, and China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, both representing 0.00% of net assets. (Note 2)

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.37%	1.30%	1.84%	N/A	N/A	N/A

ONE YEAR	−0.98%	−1.10%	−1.14%	−0.98%	−1.10%	−1.14%

THREE YEARS	−8.87%	−8.96%	−7.75%	−3.05%	−3.08%	−2.65%

FIVE YEARS	92.48%	91.78%	102.23%	13.99%	13.91%	15.13%

SINCE INCEPTION (1)	34.29%	34.05%	36.94%	4.28%	4.26%	4.57%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Markets	S&P Emerging
	ETF	BMI Index
	10000.00	10000.00
3/20/2007	10338.00	10389.00
4/30/2007	10818.00	10863.00
5/31/2007	11292.00	11357.00
6/30/2007	11823.00	11927.00
7/31/2007	12305.00	12467.00
8/31/2007	12155.00	12226.00
9/30/2007	13520.00	13574.00
10/31/2007	15145.00	15077.00
11/30/2007	14084.00	14145.00
12/31/2007	14134.00	14293.00
1/31/2008	12447.00	12515.00
2/29/2008	13328.00	13473.00
3/31/2008	12706.00	12784.00
4/30/2008	13773.00	13742.00
5/31/2008	14123.00	14063.00
6/30/2008	12779.00	12674.00
7/31/2008	12301.00	12201.00
8/31/2008	11497.00	11336.00
9/30/2008	9494.00	9237.00
10/31/2008	6968.00	6706.00
11/30/2008	6536.00	6276.00
12/31/2008	6946.00	6651.00
1/31/2009	6403.00	6196.00
2/28/2009	6196.00	6003.00
3/31/2009	6976.00	6771.00
4/30/2009	8174.00	7888.00
5/31/2009	9622.00	9463.00
6/30/2009	9462.00	9346.00
7/31/2009	10421.00	10279.00
8/31/2009	10393.00	10276.00
9/30/2009	11208.00	11159.00
10/31/2009	11267.00	11256.00
11/30/2009	11859.00	11812.00
12/31/2009	12296.00	12280.00
1/31/2010	11531.00	11634.00
2/28/2010	11615.00	11688.00
3/31/2010	12523.00	12619.00
4/30/2010	12600.00	12744.00
5/31/2010	11477.00	11677.00
6/30/2010	11424.00	11588.00
7/31/2010	12415.00	12556.00
8/31/2010	12130.00	12383.00
9/30/2010	13478.00	13744.00
10/31/2010	13915.00	14204.00
11/30/2010	13588.00	13841.00
12/31/2010	14525.00	14742.00
1/31/2011	14011.00	14223.00
2/28/2011	14060.00	14164.00
3/31/2011	14734.00	14840.00
4/30/2011	15175.00	15274.00
5/31/2011	14729.00	14868.00
6/30/2011	14477.00	14619.00
7/31/2011	14414.00	14577.00
8/31/2011	13252.00	13331.00
9/30/2011	11314.00	11335.00
10/31/2011	12699.00	12741.00
11/30/2011	11946.00	11846.00
12/31/2011	11759.00	11690.00
1/31/2012	13079.00	13050.00
2/29/2012	13868.00	13921.00
3/31/2012	13420.00	13432.00
4/30/2012	13190.00	13226.00
5/31/2012	11662.00	11788.00
6/30/2012	12157.00	12234.00
7/31/2012	12333.00	12402.00
8/31/2012	12344.00	12419.00
9/30/2012	13077.00	13153.00
10/31/2012	12996.00	13103.00
11/30/2012	13110.00	13236.00
12/31/2012	13735.00	13894.00
1/31/2013	14027.00	14290.00
2/28/2013	13712.00	13994.00
3/31/2013	13562.00	13851.00
4/30/2013	13720.00	14045.00
5/31/2013	13409.00	13710.00
6/30/2013	12619.00	12840.00
7/31/2013	12785.00	12947.00
8/31/2013	12435.00	12599.00
9/30/2013	13248.00	13446.00
10/31/2013	13886.00	14093.00
11/30/2013	13605.00	13835.00
12/31/2013	13501.00	13718.00
1/31/2014	12602.00	12845.00
2/28/2014	13045.00	13291.00
3/31/2014	13429.00	13694.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		TAIWAN SEMICONDUCTOR
DESCRIPTION	TENCENT HOLDINGS, LTD.	MANUFACTURING CO., LTD.	CHINA MOBILE, LTD.	BAIDU, INC. ADR	GAZPROM OAO ADR

MARKET VALUE	$4,645,916	3,124,719	3,079,972	2,639,831	2,628,218

% OF NET ASSETS	2.4	1.6	1.6	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	16.8%
Oil, Gas & Consumable Fuels	11.8
Wireless Telecommunication Services	6.2
Metals & Mining	5.1
Internet Software & Services	4.2
Semiconductors & Semiconductor Equipment	3.5
Food Products	2.9
Real Estate Management & Development	2.9
Beverages	2.9
Insurance	2.5
Electronic Equipment, Instruments & Components	2.3
Automobiles	2.1
Chemicals	2.0
IT Services	2.0
Media	1.9
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.7
Pharmaceuticals	1.7
Technology Hardware, Storage & Peripherals	1.7
Construction Materials	1.6
Construction & Engineering	1.6
Industrial Conglomerates	1.6
Food & Staples Retailing	1.4
Multiline Retail	1.3
Transportation Infrastructure	1.2
Electric Utilities	1.2
Independent Power & Renewable Electricity Producers	1.1
Specialty Retail	0.9
Household Durables	0.8
Hotels, Restaurants & Leisure	0.8
Thrifts & Mortgage Finance	0.7
Airlines	0.6
Capital Markets	0.6
Household Products	0.6
Personal Products	0.5
Paper & Forest Products	0.5
Machinery	0.5
Gas Utilities	0.4
Textiles, Apparel & Luxury Goods	0.4
Tobacco	0.4
Electrical Equipment	0.4
Leisure Products	0.4
Energy Equipment & Services	0.4
Health Care Providers & Services	0.3
Internet & Catalog Retail	0.3
Water Utilities	0.3
Marine	0.2
Trading Companies & Distributors	0.2
Air Freight & Logistics	0.2
Diversified Consumer Services	0.2
Aerospace & Defense	0.2
Consumer Finance	0.1
Health Care Equipment & Supplies	0.1
Building Products	0.1
Software	0.1
Distributors	0.1
Road & Rail	0.1
Communications Equipment	0.1
Auto Components	0.1
Real Estate Investment Trusts	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0	***
Biotechnology	0.0	***
Containers & Packaging	0.0	***
Short Term Investments	10.8
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, and Desarrolladora Homex SAB de CV, which was Level 2 and part of the Household Durables Industry, each representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

SIX MONTHS	−4.75%	−5.08%	−4.29%	N/A	N/A	N/A

ONE YEAR	−10.59%	−11.24%	−10.32%	−10.59%	−11.24%	−10.32%

THREE YEARS	−15.32%	−16.36%	−11.62%	−5.39%	−5.78%	−4.03%

SINCE INCEPTION (1)	−10.81%	−11.02%	−5.53%	−3.62%	−3.69%	−1.82%

(1)	For the period February 23, 2011 to March 31, 2014.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Dividend
	Dividend ETF	Opportunities Index
	10000.00	10000.00
2/23/2011	9970.00	10055.00
3/31/2011	10532.00	10689.00
4/30/2011	11026.00	11236.00
5/31/2011	10889.00	11112.00
6/30/2011	11016.00	11253.00
7/31/2011	11032.00	11353.00
8/31/2011	10421.00	10745.00
9/30/2011	9127.00	9409.00
10/31/2011	10001.00	10352.00
11/30/2011	9710.00	10044.00
12/31/2011	9789.00	10162.00
1/31/2012	10543.00	10944.00
2/29/2012	11342.00	11808.00
3/31/2012	10635.00	11071.00
4/30/2012	10343.00	10767.00
5/31/2012	9115.00	9465.00
6/30/2012	9556.00	9944.00
7/31/2012	9298.00	9687.00
8/31/2012	9298.00	9678.00
9/30/2012	9634.00	10045.00
10/31/2012	9497.00	9917.00
11/30/2012	9641.00	10065.00
12/31/2012	10323.00	10771.00
1/31/2013	10374.00	10919.00
2/28/2013	10191.00	10726.00
3/31/2013	9976.00	10534.00
4/30/2013	10063.00	10622.00
5/31/2013	9607.00	10158.00
6/30/2013	8909.00	9399.00
7/31/2013	8834.00	9305.00
8/31/2013	8711.00	9178.00
9/30/2013	9363.00	9870.00
10/31/2013	9769.00	10307.00
11/30/2013	9410.00	9919.00
12/31/2013	9099.00	9595.00
1/31/2014	8295.00	8782.00
2/28/2014	8544.00	9043.00
3/31/2014	8919.00	9447.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		COMPANHIA ENERGETICA	TUPRAS-TURKIYE		KGHM POLSKA
DESCRIPTION	TPK HOLDING CO. LTD.	DE MINAS GERAIS ADR	PETROL RAFINERILERI AS	ECOPETROL SA, ADR	MIEDZ SA

MARKET VALUE	$14,195,797	12,841,548	12,666,254	11,442,370	10,857,598

% OF NET ASSETS	3.0	2.7	2.7	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	14.0%
Wireless Telecommunication Services	13.3
Metals & Mining	9.4
Electric Utilities	9.2
Oil, Gas & Consumable Fuels	8.6
Real Estate Management & Development	6.9
Technology Hardware, Storage & Peripherals	5.7
Electronic Equipment, Instruments & Components	5.2
Diversified Telecommunication Services	3.9
Insurance	2.6
Industrial Conglomerates	2.5
Independent Power & Renewable Electricity Producers	2.1
Specialty Retail	1.9
Software	1.8
Chemicals	1.5
Construction & Engineering	1.5
Transportation Infrastructure	1.4
Construction Materials	1.4
Semiconductors & Semiconductor Equipment	1.3
Household Durables	1.2
Automobiles	0.8
Textiles, Apparel & Luxury Goods	0.6
Media	0.6
Water Utilities	0.3
Real Estate Investment Trusts	0.3
Tobacco	0.3
Gas Utilities	0.3
Auto Components	0.3
Capital Markets	0.2
Machinery	0.2
Thrifts & Mortgage Finance	0.2
Short Term Investments	18.4
Other Assets & Liabilities	(17.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	S&P BRIC 40 INDEX	VALUE	VALUE	S&P BRIC 40 INDEX

SIX MONTHS	−4.14%	−4.00%	−3.96%	N/A	N/A	N/A

ONE YEAR	−1.47%	−1.30%	−0.93%	−1.47%	−1.30%	−0.93%

THREE YEARS	−17.92%	−18.29%	−16.52%	−6.37%	−6.51%	−5.84%

FIVE YEARS	68.98%	69.18%	74.40%	11.06%	11.09%	11.77%

SINCE INCEPTION (1)	6.78%	6.87%	10.64%	0.97%	0.98%	1.50%

(1)	For the period June 19, 2007 to March 31, 2014.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	BRIC 40	S&P BRIC
	ETF	40 Index
	10000.00	10000.00
6/19/2007	9954.00	9955.00
7/31/2007	10544.00	10542.00
8/31/2007	10727.00	10732.00
9/30/2007	12538.00	12554.00
10/31/2007	14703.00	14711.00
11/30/2007	13469.00	13499.00
12/31/2007	13469.00	13504.00
1/31/2008	11350.00	11379.00
2/29/2008	12339.00	12375.00
3/31/2008	11530.00	11565.00
4/30/2008	13090.00	13139.00
5/31/2008	13661.00	13731.00
6/30/2008	12418.00	12473.00
7/31/2008	11671.00	11722.00
8/31/2008	10591.00	10639.00
9/30/2008	8464.00	8510.00
10/31/2008	6165.00	6173.00
11/30/2008	5882.00	5893.00
12/31/2008	6058.00	6073.00
1/31/2009	5624.00	5640.00
2/28/2009	5560.00	5576.00
3/31/2009	6316.00	6344.00
4/30/2009	7313.00	7350.00
5/31/2009	8821.00	8870.00
6/30/2009	8576.00	8625.00
7/31/2009	9280.00	9339.00
8/31/2009	9111.00	9173.00
9/30/2009	10001.00	10086.00
10/31/2009	10361.00	10454.00
11/30/2009	10852.00	10954.00
12/31/2009	10976.00	11073.00
1/31/2010	10065.00	10166.00
2/28/2010	10240.00	10344.00
3/31/2010	10967.00	11089.00
4/30/2010	10984.00	11110.00
5/31/2010	10157.00	10290.00
6/30/2010	10080.00	10206.00
7/31/2010	10892.00	11039.00
8/31/2010	10455.00	10600.00
9/30/2010	11399.00	11575.00
10/31/2010	11858.00	12050.00
11/30/2010	11562.00	11760.00
12/31/2010	12119.00	12341.00
1/31/2011	11959.00	12172.00
2/28/2011	12309.00	12534.00
3/31/2011	13005.00	13255.00
4/30/2011	13041.00	13294.00
5/31/2011	12637.00	12926.00
6/30/2011	12454.00	12749.00
7/31/2011	12256.00	12551.00
8/31/2011	11181.00	11427.00
9/30/2011	9405.00	9595.00
10/31/2011	10862.00	11096.00
11/30/2011	10215.00	10430.00
12/31/2011	9962.00	10175.00
1/31/2012	11285.00	11536.00
2/29/2012	11948.00	12217.00
3/31/2012	11238.00	11497.00
4/30/2012	11107.00	11372.00
5/31/2012	9521.00	9797.00
6/30/2012	9915.00	10213.00
7/31/2012	10140.00	10451.00
8/31/2012	10072.00	10334.00
9/30/2012	10613.00	10907.00
10/31/2012	10678.00	10979.00
11/30/2012	10637.00	10954.00
12/31/2012	11227.00	11558.00
1/31/2013	11706.00	12053.00
2/28/2013	11133.00	11466.00
3/31/2013	10837.00	11167.00
4/30/2013	10830.00	11188.00
5/31/2013	10558.00	10919.00
6/30/2013	9844.00	10158.00
7/31/2013	10300.00	10625.00
8/31/2013	10262.00	10604.00
9/30/2013	11139.00	11520.00
10/31/2013	11548.00	11948.00
11/30/2013	11522.00	11924.00
12/31/2013	11346.00	11741.00
1/31/2014	10365.00	10729.00
2/28/2014	10732.00	11113.00
3/31/2014	10678.00	11064.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			INDUSTRIAL &
	TENCENT	CHINA CONSTRUCTION	COMMERCIAL
DESCRIPTION	HOLDINGS, LTD.	BANK CORP.	BANK OF CHINA	CHINA MOBILE, LTD.	GAZPROM OAO ADR

MARKET VALUE	$13,096,196	10,408,852	9,118,691	8,663,281	8,278,463

% OF NET ASSETS	8.3	6.6	5.8	5.5	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	31.9%
Oil, Gas & Consumable Fuels	25.9
Internet Software & Services	13.8
Wireless Telecommunication Services	6.5
Insurance	4.2
Beverages	3.8
Metals & Mining	3.2
IT Services	3.0
Food Products	2.7
Food & Staples Retailing	1.8
Real Estate Management & Development	1.1
Chemicals	0.9
Personal Products	0.9
Diversified Telecommunication Services	0.0 ***
Short Term Investments	7.0
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED BMI	NET ASSET	MARKET	EMERGING CAPPED BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−7.73%	−8.15%	−8.90%	N/A	N/A	N/A

ONE YEAR	−7.93%	−8.17%	−8.73%	−7.93%	−8.17%	−8.73%

THREE YEARS	−26.75%	−27.08%	−25.58%	−9.86%	−9.99%	−9.38%

FIVE YEARS	79.91%	79.82%	97.66%	12.46%	12.45%	14.60%

SINCE INCEPTION (1)	−22.46%	−22.69%	−19.31%	−3.55%	−3.59%	−3.01%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P European
	Emerging Europe	Emerging Capped
	ETF	BMI Index
	10000.00	10000.00
3/20/2007	10598.00	10577.00
4/30/2007	10796.00	10655.00
5/31/2007	10316.00	10385.00
6/30/2007	11059.00	11109.00
7/31/2007	11387.00	11588.00
8/31/2007	10877.00	11120.00
9/30/2007	11874.00	12055.00
10/31/2007	12861.00	13155.00
11/30/2007	12586.00	13063.00
12/31/2007	13046.00	13553.00
1/31/2008	10899.00	11377.00
2/29/2008	11418.00	12109.00
3/31/2008	11352.00	11803.00
4/30/2008	11696.00	12140.00
5/31/2008	13053.00	13562.00
6/30/2008	12153.00	12547.00
7/31/2008	11429.00	11601.00
8/31/2008	9822.00	10020.00
9/30/2008	7903.00	7900.00
10/31/2008	5424.00	5140.00
11/30/2008	4677.00	4420.00
12/31/2008	4541.00	4254.00
1/31/2009	3822.00	3611.00
2/28/2009	3723.00	3424.00
3/31/2009	4311.00	4082.00
4/30/2009	5250.00	5007.00
5/31/2009	6468.00	6160.00
6/30/2009	5946.00	5858.00
7/31/2009	6613.00	6386.00
8/31/2009	6963.00	6747.00
9/30/2009	7493.00	7429.00
10/31/2009	7749.00	7646.00
11/30/2009	7843.00	7757.00
12/31/2009	8289.00	8160.00
1/31/2010	8318.00	8358.00
2/28/2010	7795.00	7904.00
3/31/2010	8643.00	8830.00
4/30/2010	8668.00	8905.00
5/31/2010	7630.00	7834.00
6/30/2010	7346.00	7536.00
7/31/2010	8279.00	8492.00
8/31/2010	7989.00	8218.00
9/30/2010	8747.00	9004.00
10/31/2010	9187.00	9445.00
11/30/2010	8776.00	9045.00
12/31/2010	9497.00	9826.00
1/31/2011	9641.00	9971.00
2/28/2011	10042.00	10298.00
3/31/2011	10588.00	10841.00
4/30/2011	10974.00	11234.00
5/31/2011	10117.00	10462.00
6/30/2011	10070.00	10386.00
7/31/2011	10026.00	10403.00
8/31/2011	8779.00	8983.00
9/30/2011	7230.00	7396.00
10/31/2011	8135.00	8360.00
11/30/2011	7940.00	8069.00
12/31/2011	7129.00	7329.00
1/31/2012	8249.00	8432.00
2/29/2012	8939.00	9144.00
3/31/2012	8507.00	8770.00
4/30/2012	8278.00	8548.00
5/31/2012	6759.00	7016.00
6/30/2012	7506.00	7821.00
7/31/2012	7581.00	7945.00
8/31/2012	7921.00	8159.00
9/30/2012	8265.00	8568.00
10/31/2012	8204.00	8496.00
11/30/2012	8196.00	8534.00
12/31/2012	8795.00	9076.00
1/31/2013	9048.00	9428.00
2/28/2013	8623.00	9021.00
3/31/2013	8422.00	8841.00
4/30/2013	8351.00	8809.00
5/31/2013	8230.00	8667.00
6/30/2013	7698.00	8065.00
7/31/2013	7899.00	8294.00
8/31/2013	7689.00	8079.00
9/30/2013	8404.00	8858.00
10/31/2013	8883.00	9319.00
11/30/2013	8582.00	9041.00
12/31/2013	8402.00	8836.00
1/31/2014	7609.00	8002.00
2/28/2014	7734.00	8116.00
3/31/2014	7754.00	8069.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

				MMC NORILSK
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	SBERBANK	NICKEL OJSC ADR	NOVATEK OAO GDR

MARKET VALUE	$8,859,543	5,684,455	4,305,517	2,940,384	2,569,380

% OF NET ASSETS	11.4	7.3	5.6	3.8	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	31.5%
Banks	24.0
Metals & Mining	8.0
Wireless Telecommunication Services	5.4
Food & Staples Retailing	4.8
Electric Utilities	4.1
Diversified Telecommunication Services	3.8
Chemicals	2.0
Industrial Conglomerates	1.9
Insurance	1.8
Airlines	1.7
Internet Software & Services	1.7
Household Durables	1.4
Pharmaceuticals	1.1
Beverages	1.2
Media	0.9
Distributors	0.8
Diversified Financial Services	0.8
Real Estate Management & Development	0.7
Real Estate Investment Trusts	0.5
Software	0.4
Textiles, Apparel & Luxury Goods	0.4
Energy Equipment & Services	0.4
Road & Rail	0.2
Building Products	0.2
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Short Term Investments	2.5
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	−3.26%	−3.56%	−2.82%	N/A	N/A	N/A

ONE YEAR	−15.22%	−15.42%	−14.57%	−15.22%	−15.42%	−14.57%

THREE YEARS	−25.94%	−26.22%	−22.96%	−9.53%	−9.64%	−8.33%

FIVE YEARS	71.04%	70.64%	80.20%	11.33%	11.28%	12.50%

SINCE INCEPTION (1)	24.22%	23.70%	34.80%	3.13%	3.07%	4.34%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Latin
	Emerging Latin	America BMI
	America ETF	Index
	10000.00	10000.00
3/20/2007	10332.00	10407.00
4/30/2007	10965.00	11050.00
5/31/2007	12151.00	12210.00
6/30/2007	12422.00	12580.00
7/31/2007	12577.00	12803.00
8/31/2007	12196.00	12391.00
9/30/2007	13648.00	13850.00
10/31/2007	15185.00	15452.00
11/30/2007	14297.00	14592.00
12/31/2007	14332.00	14711.00
1/31/2008	13705.00	13749.00
2/29/2008	14802.00	14980.00
3/31/2008	14320.00	14446.00
4/30/2008	15688.00	15782.00
5/31/2008	16912.00	17185.00
6/30/2008	15540.00	15887.00
7/31/2008	14348.00	14705.00
8/31/2008	13239.00	13505.00
9/30/2008	10890.00	10880.00
10/31/2008	7325.00	7448.00
11/30/2008	6869.00	6967.00
12/31/2008	7098.00	7139.00
1/31/2009	7013.00	7151.00
2/28/2009	6614.00	6792.00
3/31/2009	7261.00	7481.00
4/30/2009	8523.00	8808.00
5/31/2009	10316.00	10658.00
6/30/2009	10137.00	10429.00
7/31/2009	11118.00	11401.00
8/31/2009	11373.00	11762.00
9/30/2009	12739.00	13092.00
10/31/2009	13016.00	13378.00
11/30/2009	14264.00	14493.00
12/31/2009	14562.00	14848.00
1/31/2010	13138.00	13590.00
2/28/2010	13747.00	14149.00
3/31/2010	14708.00	15084.00
4/30/2010	14653.00	15082.00
5/31/2010	13131.00	13808.00
6/30/2010	13019.00	13403.00
7/31/2010	14577.00	14978.00
8/31/2010	14185.00	14700.00
9/30/2010	15762.00	16248.00
10/31/2010	16245.00	16797.00
11/30/2010	15853.00	16402.00
12/31/2010	16860.00	17452.00
1/31/2011	16041.00	16647.00
2/28/2011	16246.00	16907.00
3/31/2011	16773.00	17499.00
4/30/2011	16955.00	17684.00
5/31/2011	16558.00	17221.00
6/30/2011	16413.00	17118.00
7/31/2011	15794.00	16548.00
8/31/2011	14883.00	15635.00
9/30/2011	12172.00	12899.00
10/31/2011	14262.00	15082.00
11/30/2011	13552.00	14174.00
12/31/2011	13324.00	13952.00
1/31/2012	14930.00	15672.00
2/29/2012	15680.00	16534.00
3/31/2012	15271.00	16064.00
4/30/2012	14731.00	15569.00
5/31/2012	12817.00	13575.00
6/30/2012	13385.00	14088.00
7/31/2012	13575.00	14319.00
8/31/2012	13424.00	14280.00
9/30/2012	13936.00	14831.00
10/31/2012	13865.00	14835.00
11/30/2012	13634.00	14622.00
12/31/2012	14558.00	15572.00
1/31/2013	15054.00	16192.00
2/28/2013	14652.00	15800.00
3/31/2013	14652.00	15780.00
4/30/2013	14568.00	15742.00
5/31/2013	13502.00	14684.00
6/30/2013	12323.00	13414.00
7/31/2013	12186.00	13244.00
8/31/2013	11816.00	12824.00
9/30/2013	12840.00	13872.00
10/31/2013	13348.00	14450.00
11/30/2013	12803.00	13812.00
12/31/2013	12607.00	13549.00
1/31/2014	11337.00	12259.00
2/28/2014	11525.00	12454.00
3/31/2014	12422.00	13480.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		ITAU UNIBANCO
		HOLDING SA	BANCO BRADESCO		PETROLEO
	AMERICA MOVIL	PREFERENCE	SA PREFERENCE	AMBEV	BRASILEIRO
DESCRIPTION	SAB DE CV	SHARES ADR	SHARES ADR	SA ADR	SA ADR

MARKET VALUE	$3,091,223	2,668,693	2,116,130	2,058,528	2,040,527

% OF NET ASSETS	5.6	4.8	3.8	3.7	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	20.4%
Metals & Mining	11.5
Oil, Gas & Consumable Fuels	9.6
Wireless Telecommunication Services	6.7
Beverages	6.7
Food Products	4.1
Food & Staples Retailing	3.9
Electric Utilities	3.5
Multiline Retail	3.0
Construction Materials	2.7
Industrial Conglomerates	2.4
Diversified Financial Services	2.4
Media	2.1
Transportation Infrastructure	1.8
Independent Power & Renewable Electricity Producers	1.7
Paper & Forest Products	1.5
Diversified Telecommunication Services	1.2
IT Services	1.2
Real Estate Management & Development	1.1
Construction & Engineering	1.0
Household Products	0.9
Diversified Consumer Services	0.9
Personal Products	0.8
Airlines	0.8
Tobacco	0.7
Aerospace & Defense	0.7
Water Utilities	0.7
Chemicals	0.6
Insurance	0.6
Household Durables	0.6
Machinery	0.5
Real Estate Investment Trusts	0.5
Specialty Retail	0.5
Software	0.4
Containers & Packaging	0.4
Capital Markets	0.3
Road & Rail	0.3
Gas Utilities	0.3
Pharmaceuticals	0.2
Internet & Catalog Retail	0.2
Consumer Finance	0.1
Health Care Providers & Services	0.1
Health Care Equipment & Supplies	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investments	15.1
Other Assets & Liabilities	(14.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV and Urbi Desarrollos Urbanos SA de CV, which were both Level 3 and part of the Household Durables Industry, both representing 0.00% of net assets, and Desarrolladora Homex SAB de CV, which was Level 2 and part of the Household Durables Industry, representing 0.01% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

SIX MONTHS	6.99%	6.51%	7.74%	N/A	N/A	N/A

ONE YEAR	8.44%	7.62%	9.36%	8.44%	7.62%	9.36%

THREE YEARS	2.47%	2.32%	4.81%	0.82%	0.77%	1.58%

FIVE YEARS	99.77%	96.55%	105.75%	14.84%	14.47%	15.53%

SINCE INCEPTION (1)	45.77%	44.74%	55.81%	5.51%	5.40%	6.51%

(1)	For the period March 20, 2007 to March 31, 2014.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P
	Emerging Middle	S&P Mid-East
	East &	& Africa
	Africa ETF	BMI Index
	10000.00	10000.00
3/20/2007	10452.00	10469.00
4/30/2007	11246.00	11263.00
5/31/2007	11080.00	11158.00
6/30/2007	10891.00	11037.00
7/31/2007	10943.00	11092.00
8/31/2007	10878.00	10957.00
9/30/2007	11583.00	11653.00
10/31/2007	12810.00	12921.00
11/30/2007	12177.00	12474.00
12/31/2007	12042.00	12467.00
1/31/2008	10888.00	11424.00
2/29/2008	11521.00	12178.00
3/31/2008	10818.00	11523.00
4/30/2008	11773.00	12305.00
5/31/2008	12014.00	12508.00
6/30/2008	11245.00	11640.00
7/31/2008	11260.00	11555.00
8/31/2008	10780.00	11029.00
9/30/2008	9340.00	9663.00
10/31/2008	7178.00	7372.00
11/30/2008	6861.00	7078.00
12/31/2008	7611.00	7819.00
1/31/2009	6785.00	7020.00
2/28/2009	6634.00	6886.00
3/31/2009	7296.00	7573.00
4/30/2009	8083.00	8358.00
5/31/2009	9174.00	9472.00
6/30/2009	9372.00	9682.00
7/31/2009	10002.00	10345.00
8/31/2009	10368.00	10710.00
9/30/2009	10651.00	10998.00
10/31/2009	10669.00	11026.00
11/30/2009	11003.00	11403.00
12/31/2009	11582.00	11980.00
1/31/2010	11252.00	11683.00
2/28/2010	11259.00	11726.00
3/31/2010	12268.00	12778.00
4/30/2010	12279.00	12780.00
5/31/2010	11366.00	11696.00
6/30/2010	10851.00	11335.00
7/31/2010	11871.00	12322.00
8/31/2010	11698.00	12177.00
9/30/2010	13197.00	13757.00
10/31/2010	13452.00	14053.00
11/30/2010	13106.00	13702.00
12/31/2010	14836.00	15494.00
1/31/2011	13009.00	13649.00
2/28/2011	13704.00	14395.00
3/31/2011	14226.00	14865.00
4/30/2011	14827.00	15525.00
5/31/2011	14258.00	14943.00
6/30/2011	14018.00	14705.00
7/31/2011	13916.00	14611.00
8/31/2011	13651.00	14319.00
9/30/2011	11704.00	12268.00
10/31/2011	12640.00	13266.00
11/30/2011	12525.00	13137.00
12/31/2011	12262.00	12890.00
1/31/2012	13282.00	13976.00
2/29/2012	14267.00	15004.00
3/31/2012	13786.00	14509.00
4/30/2012	13866.00	14597.00
5/31/2012	12436.00	13085.00
6/30/2012	13059.00	13736.00
7/31/2012	13404.00	14085.00
8/31/2012	13379.00	14070.00
9/30/2012	13958.00	14678.00
10/31/2012	13600.00	14290.00
11/30/2012	13407.00	14095.00
12/31/2012	14626.00	15412.00
1/31/2013	13875.00	14655.00
2/28/2013	13626.00	14414.00
3/31/2013	13443.00	14247.00
4/30/2013	13478.00	14295.00
5/31/2013	12741.00	13499.00
6/30/2013	12528.00	13281.00
7/31/2013	12873.00	13643.00
8/31/2013	12672.00	13424.00
9/30/2013	13625.00	14462.00
10/31/2013	14343.00	15265.00
11/30/2013	13822.00	14736.00
12/31/2013	13948.00	14856.00
1/31/2014	12675.00	13547.00
2/28/2014	13790.00	14742.00
3/31/2014	14577.00	15581.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	NASPERS, LTD.	MTN GROUP, LTD.	SASOL, LTD.	STANDARD BANK GROUP, LTD.	SANLAM, LTD.

MARKET VALUE	$8,102,737	5,670,343	5,083,646	3,101,625	1,856,944

% OF NET ASSETS	12.7	8.9	8.0	4.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Media	12.7%
Banks	10.9
Wireless Telecommunication Services	10.2
Oil, Gas & Consumable Fuels	8.6
Metals & Mining	8.4
Diversified Financial Services	6.6
Insurance	5.6
Food & Staples Retailing	3.4
Specialty Retail	3.1
Food Products	2.8
Industrial Conglomerates	2.7
Real Estate Management & Development	2.7
Pharmaceuticals	2.6
Health Care Providers & Services	2.4
Household Durables	2.1
Capital Markets	2.0
Real Estate Investment Trusts	1.7
Multiline Retail	1.5
Paper & Forest Products	1.1
Chemicals	1.1
Construction & Engineering	1.0
Distributors	1.0
Diversified Telecommunication Services	0.8
Trading Companies & Distributors	0.9
Containers & Packaging	0.7
Hotels, Restaurants & Leisure	0.5
Marine	0.5
Construction Materials	0.4
Tobacco	0.4
Electronic Equipment, Instruments & Components	0.3
Electrical Equipment	0.1
IT Services	0.1
Energy Equipment & Services	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0 ***
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	23.9
Other Assets & Liabilities	(23.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-US
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	5.92%	5.92%	6.69%	N/A	N/A	N/A

ONE YEAR	15.44%	14.98%	17.21%	15.44%	14.98%	17.21%

THREE YEARS	19.26%	18.38%	21.83%	6.05%	5.79%	6.80%

FIVE YEARS	108.45%	107.21%	122.23%	15.82%	15.69%	17.32%

SINCE INCEPTION (1)	6.66%	6.78%	11.93%	0.93%	0.95%	1.64%

(1)	For the period April 20, 2007 to March 31, 2014.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	World ex-US	Ex-U.S. BMI
	ETF	Index
	10000.00	10000.00
4/20/2007	9982.00	9986.00
5/31/2007	10190.00	10234.00
6/30/2007	10233.00	10248.00
7/31/2007	10132.00	10164.00
8/31/2007	9936.00	9963.00
9/30/2007	10454.00	10497.00
10/31/2007	10900.00	10982.00
11/30/2007	10473.00	10501.00
12/31/2007	10237.00	10289.00
1/31/2008	9332.00	9333.00
2/29/2008	9495.00	9543.00
3/31/2008	9369.00	9407.00
4/30/2008	9865.00	9902.00
5/31/2008	10031.00	10070.00
6/30/2008	9228.00	9272.00
7/31/2008	8899.00	8935.00
8/31/2008	8520.00	8560.00
9/30/2008	7304.00	7314.00
10/31/2008	5847.00	5733.00
11/30/2008	5528.00	5410.00
12/31/2008	5853.00	5740.00
1/31/2009	5334.00	5230.00
2/28/2009	4776.00	4695.00
3/31/2009	5117.00	5036.00
4/30/2009	5781.00	5718.00
5/31/2009	6472.00	6453.00
6/30/2009	6414.00	6404.00
7/31/2009	7023.00	7009.00
8/31/2009	7322.00	7365.00
9/30/2009	7646.00	7706.00
10/31/2009	7490.00	7569.00
11/30/2009	7672.00	7748.00
12/31/2009	7804.00	7886.00
1/31/2010	7464.00	7546.00
2/28/2010	7438.00	7534.00
3/31/2010	7938.00	8038.00
4/30/2010	7879.00	7981.00
5/31/2010	7000.00	7096.00
6/30/2010	6906.00	7014.00
7/31/2010	7533.00	7656.00
8/31/2010	7287.00	7431.00
9/30/2010	8027.00	8170.00
10/31/2010	8286.00	8459.00
11/30/2010	7948.00	8130.00
12/31/2010	8619.00	8830.00
1/31/2011	8797.00	9006.00
2/28/2011	9072.00	9287.00
3/31/2011	8941.00	9188.00
4/30/2011	9424.00	9699.00
5/31/2011	9142.00	9430.00
6/30/2011	9013.00	9294.00
7/31/2011	8843.00	9171.00
8/31/2011	8097.00	8384.00
9/30/2011	7279.00	7504.00
10/31/2011	8002.00	8238.00
11/30/2011	7668.00	7849.00
12/31/2011	7564.00	7755.00
1/31/2012	8017.00	8220.00
2/29/2012	8472.00	8672.00
3/31/2012	8390.00	8611.00
4/30/2012	8276.00	8494.00
5/31/2012	7333.00	7538.00
6/30/2012	7776.00	7993.00
7/31/2012	7901.00	8094.00
8/31/2012	8111.00	8317.00
9/30/2012	8373.00	8609.00
10/31/2012	8412.00	8653.00
11/30/2012	8582.00	8819.00
12/31/2012	8844.00	9106.00
1/31/2013	9251.00	9518.00
2/28/2013	9173.00	9469.00
3/31/2013	9239.00	9549.00
4/30/2013	9615.00	9960.00
5/31/2013	9398.00	9751.00
6/30/2013	9028.00	9378.00
7/31/2013	9486.00	9874.00
8/31/2013	9400.00	9780.00
9/30/2013	10070.00	10490.00
10/31/2013	10366.00	10832.00
11/30/2013	10433.00	10896.00
12/31/2013	10566.00	11058.00
1/31/2014	10161.00	10653.00
2/28/2014	10689.00	11221.00
3/31/2014	10666.00	11193.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

					SAMSUNG
					ELECTRONICS CO.,
DESCRIPTION	NESTLE SA	NOVARTIS AG	ROCHE HOLDING AG	HSBC HOLDINGS PLC	LTD. GDR

MARKET VALUE	$11,883,848	11,660,638	11,045,792	9,315,636	8,597,801

% OF NET ASSETS	1.3	1.3	1.2	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	12.7%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	7.2
Insurance	4.8
Metals & Mining	4.2
Automobiles	3.5
Chemicals	3.3
Food Products	3.2
Machinery	2.5
Diversified Telecommunication Services	2.3
Real Estate Management & Development	2.1
Food & Staples Retailing	2.0
Capital Markets	2.0
Beverages	1.9
Media	1.9
Semiconductors & Semiconductor Equipment	1.9
Real Estate Investment Trusts	1.7
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.7
Wireless Telecommunication Services	1.6
Electric Utilities	1.4
Electrical Equipment	1.4
Textiles, Apparel & Luxury Goods	1.4
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.3
Auto Components	1.3
Road & Rail	1.3
Multi-Utilities	1.2
Construction & Engineering	1.2
Tobacco	1.1
Diversified Financial Services	1.1
Software	1.1
Specialty Retail	1.0
Aerospace & Defense	0.9
Commercial Services & Supplies	0.9
Building Products	0.8
Household Durables	0.8
Health Care Equipment & Supplies	0.8
Technology Hardware, Storage & Peripherals	0.7
Energy Equipment & Services	0.7
Professional Services	0.7
Household Products	0.6
IT Services	0.6
Health Care Providers & Services	0.5
Construction Materials	0.5
Personal Products	0.4
Multiline Retail	0.4
Air Freight & Logistics	0.4
Marine	0.4
Gas Utilities	0.4
Biotechnology	0.4
Transportation Infrastructure	0.4
Communications Equipment	0.3
Internet Software & Services	0.3
Airlines	0.3
Containers & Packaging	0.2
Paper & Forest Products	0.2
Leisure Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Internet & Catalog Retail	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Water Utilities	0.1
Life Sciences Tools & Services	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.0 ***
Health Care Technology	0.0 ***
Short Term Investments	5.4
Other Assets & Liabilities	(4.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Chong Hing Bank, Ltd., which was Level 2 and part of the Banks Industry, Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Banks Industry, Digitech Systems Co., Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, and Mota — Engil SGPS SA, which was Level 2 and part of the Construction & Engineering Industry, each representing 0.00% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. UNDER USD2	NET ASSET	MARKET	EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	6.17%	6.12%	6.62%	N/A	N/A	N/A

ONE YEAR	14.97%	14.18%	16.54%	14.97%	14.18%	16.54%

THREE YEARS	17.84%	17.30%	16.88%	5.62%	5.46%	5.34%

FIVE YEARS	140.91%	140.36%	139.05%	19.23%	19.17%	19.04%

SINCE INCEPTION (1)	13.96%	13.56%	11.13%	1.90%	1.85%	1.53%

(1)	For the period April 20, 2007 to March 31, 2014.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. under
	International Small	USD2 Billion
	Cap ETF	Index
	10000.00	10000.00
4/20/2007	10053.00	10057.00
5/31/2007	10261.00	10292.00
6/30/2007	10250.00	10312.00
7/31/2007	10368.00	10408.00
8/31/2007	9927.00	9917.00
9/30/2007	10315.00	10290.00
10/31/2007	10885.00	10827.00
11/30/2007	10053.00	9972.00
12/31/2007	9776.00	9705.00
1/31/2008	8878.00	8776.00
2/29/2008	9238.00	9182.00
3/31/2008	9154.00	8971.00
4/30/2008	9356.00	9178.00
5/31/2008	9523.00	9420.00
6/30/2008	8849.00	8756.00
7/31/2008	8484.00	8329.00
8/31/2008	8104.00	7896.00
9/30/2008	6826.00	6630.00
10/1/2008	5150.00	4976.00
11/2/2008	4923.00	4753.00
12/3/2008	5332.00	5136.00
1/9/2009	4969.00	4850.00
2/9/2009	4440.00	4344.00
3/9/2009	4731.00	4650.00
4/30/2009	5441.00	5317.00
5/31/2009	6181.00	6099.00
6/30/2009	6283.00	6186.00
7/9/2009	6730.00	6625.00
8/31/2009	7216.00	7066.00
9/30/2009	7539.00	7420.00
10/31/2009	7423.00	7319.00
11/30/2009	7432.00	7354.00
12/31/2009	7544.00	7483.00
1/31/2010	7413.00	7358.00
2/28/2010	7410.00	7368.00
3/31/2010	7923.00	7868.00
4/30/2010	8149.00	8045.00
5/31/2010	7243.00	7136.00
6/30/2010	7246.00	7072.00
7/31/2010	7786.00	7592.00
8/31/2010	7620.00	7403.00
9/30/2010	8409.00	8196.00
10/31/2010	8680.00	8482.00
11/30/2010	8472.00	8307.00
12/31/2010	9388.00	9211.00
1/31/2011	9455.00	9277.00
2/28/2011	9657.00	9503.00
3/31/2011	9669.00	9509.00
4/30/2011	10028.00	9883.00
5/31/2011	9758.00	9598.00
6/30/2011	9668.00	9439.00
7/31/2011	9711.00	9494.00
8/31/2011	8977.00	8739.00
9/30/2011	7928.00	7695.00
10/31/2011	8500.00	8274.00
11/30/2011	8073.00	7821.00
12/31/2011	7921.00	7706.00
1/31/2012	8593.00	8352.00
2/29/2012	9036.00	8790.00
3/31/2012	9042.00	8733.00
4/30/2012	8908.00	8608.00
5/31/2012	7904.00	7651.00
6/30/2012	8172.00	7922.00
7/31/2012	8174.00	7935.00
8/31/2012	8356.00	8153.00
9/30/2012	8780.00	8516.00
10/31/2012	8783.00	8494.00
11/30/2012	8820.00	8538.00
12/31/2012	9167.00	8884.00
1/31/2013	9572.00	9279.00
2/28/2013	9707.00	9345.00
3/31/2013	9912.00	9536.00
4/30/2013	10163.00	9829.00
5/31/2013	9807.00	9503.00
6/30/2013	9454.00	9141.00
7/31/2013	9947.00	9621.00
8/31/2013	9901.00	9586.00
9/30/2013	10734.00	10423.00
10/31/2013	10949.00	10617.00
11/30/2013	10935.00	10591.00
12/31/2013	11157.00	10775.00
1/31/2014	10987.00	10691.00
2/28/2014	11437.00	11088.00
3/31/2014	11396.00	11113.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	BELIMO HOLDING	WIHLBORGS FASTIGHETER	HONG LEONG FINANCE,	INTERPUMP GROUP
DESCRIPTION	AG	AB	LTD.	SPA	RUBIS

MARKET VALUE	$4,089,291	3,832,734	3,668,417	3,487,588	3,440,879

% OF NET ASSETS	0.5	0.4	0.4	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	5.4%
Real Estate Investment Trusts	5.4
Metals & Mining	5.1
Banks	4.3
Oil, Gas & Consumable Fuels	4.1
Construction & Engineering	4.0
Real Estate Management & Development	3.6
Hotels, Restaurants & Leisure	3.5
Capital Markets	3.5
Electronic Equipment, Instruments & Components	3.4
Media	3.3
Specialty Retail	3.2
Chemicals	3.1
Commercial Services & Supplies	2.9
Software	2.5
Food Products	2.4
Electrical Equipment	2.0
Trading Companies & Distributors	1.9
Pharmaceuticals	1.8
Household Durables	1.7
Semiconductors & Semiconductor Equipment	1.6
Auto Components	1.5
Textiles, Apparel & Luxury Goods	1.5
Building Products	1.5
Health Care Equipment & Supplies	1.5
Energy Equipment & Services	1.4
Beverages	1.3
Biotechnology	1.2
Road & Rail	1.0
Industrial Conglomerates	1.0
IT Services	0.9
Health Care Providers & Services	0.9
Professional Services	0.9
Transportation Infrastructure	0.9
Containers & Packaging	0.9
Construction Materials	0.8
Food & Staples Retailing	0.8
Marine	0.8
Internet & Catalog Retail	0.8
Insurance	0.8
Paper & Forest Products	0.7
Communications Equipment	0.7
Internet Software & Services	0.7
Aerospace & Defense	0.6
Diversified Financial Services	0.6
Consumer Finance	0.6
Multiline Retail	0.6
Diversified Consumer Services	0.6
Gas Utilities	0.5
Diversified Telecommunication Services	0.5
Wireless Telecommunication Services	0.5
Airlines	0.5
Air Freight & Logistics	0.4
Distributors	0.4
Independent Power & Renewable Electricity Producers	0.4
Technology Hardware, Storage & Peripherals	0.4
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Thrifts & Mortgage Finance	0.2
Household Products	0.2
Leisure Products	0.1
Personal Products	0.1
Electric Utilities	0.1
Health Care Technology	0.1
Automobiles	0.1
Water Utilities	0.0	***
Technology Hardware & Equipment	0.0	***
Commercial & Professional Services	0.0	***
Short Term Investments	11.0
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, Sequana, which was Level 2 and part of the Paper & Forest Products Industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, Poseidon Corp., which was Level 2 and part of the Energy Equipment & Services Industry, Amagerbanken A/S, which was Level 2 and part of the Banks Industry, and TT Hellenic Postbank SA, which was Level 2 and part of the Banks Industry, each representing 0.00% of net assets, and Cosmax, Inc., which was Level 2 and part of the Personal Products Industry, representing 0.05% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	0.64%	0.41%	0.81%	N/A	N/A	N/A

ONE YEAR	0.67%	0.42%	0.75%	0.67%	0.42%	0.75%

THREE YEARS	23.48%	23.18%	25.50%	7.28%	7.20%	7.86%

FIVE YEARS	150.68%	148.94%	157.26%	20.18%	20.01%	20.81%

SINCE INCEPTION (1)	−1.36%	−1.20%	1.61%	−0.19%	−0.17%	0.22%

(1)	For the period December 15, 2006 to March 31, 2014.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global ex-U.S.
	Jones International	Select Real
	Real Estate	Estate Securities
	ETF	Index
	10000.00	10000.00
12/15/2006	10401.00	10397.00
1/31/2007	10546.00	10576.00
2/28/2007	10836.00	10871.00
3/31/2007	11150.00	11207.00
4/30/2007	11391.00	11448.00
5/31/2007	11606.00	11670.00
6/30/2007	10859.00	10949.00
7/31/2007	10298.00	10383.00
8/31/2007	10271.00	10341.00
9/30/2007	10810.00	10901.00
10/31/2007	11010.00	11113.00
11/30/2007	10175.00	10275.00
12/31/2007	9683.00	9786.00
1/31/2008	9172.00	9258.00
2/29/2008	9208.00	9285.00
3/31/2008	9033.00	9098.00
4/30/2008	9452.00	9510.00
5/31/2008	9251.00	9313.00
6/30/2008	8218.00	8250.00
7/31/2008	8103.00	8145.00
8/31/2008	7736.00	7770.00
9/30/2008	6661.00	6680.00
10/1/2008	4963.00	4954.00
11/2/2008	4534.00	4530.00
12/3/2008	4733.00	4734.00
1/9/2009	4281.00	4288.00
2/9/2009	3682.00	3691.00
3/9/2009	3935.00	3950.00
4/30/2009	4471.00	4495.00
5/31/2009	5141.00	5163.00
6/30/2009	5229.00	5255.00
7/9/2009	5724.00	5771.00
8/31/2009	6220.00	6263.00
9/30/2009	6560.00	6613.00
10/31/2009	6508.00	6557.00
11/30/2009	6470.00	6539.00
12/31/2009	6564.00	6632.00
1/31/2010	6297.00	6351.00
2/28/2010	6331.00	6398.00
3/31/2010	6623.00	6684.00
4/30/2010	6710.00	6778.00
5/31/2010	5988.00	6080.00
6/30/2010	5999.00	6076.00
7/31/2010	6627.00	6723.00
8/31/2010	6708.00	6801.00
9/30/2010	7357.00	7467.00
10/31/2010	7702.00	7814.00
11/30/2010	7250.00	7357.00
12/31/2010	7927.00	8058.00
1/31/2011	7902.00	8005.00
2/28/2011	8109.00	8201.00
3/31/2011	7988.00	8098.00
4/30/2011	8457.00	8576.00
5/31/2011	8403.00	8526.00
6/30/2011	8309.00	8429.00
7/31/2011	8225.00	8362.00
8/31/2011	7777.00	7906.00
9/30/2011	6860.00	6963.00
10/31/2011	7439.00	7558.00
11/30/2011	7013.00	7130.00
12/31/2011	6805.00	6923.00
1/31/2012	7363.00	7520.00
2/29/2012	7790.00	7977.00
3/31/2012	7848.00	8021.00
4/30/2012	7974.00	8151.00
5/31/2012	7394.00	7547.00
6/30/2012	7919.00	8086.00
7/31/2012	8305.00	8485.00
8/31/2012	8358.00	8546.00
9/30/2012	8611.00	8828.00
10/31/2012	8874.00	9092.00
11/30/2012	9018.00	9249.00
12/31/2012	9280.00	9534.00
1/31/2013	9453.00	9723.00
2/28/2013	9555.00	9855.00
3/31/2013	9798.00	10085.00
4/30/2013	10498.00	10809.00
5/31/2013	9538.00	9843.00
6/30/2013	9220.00	9490.00
7/31/2013	9335.00	9610.00
8/31/2013	9032.00	9289.00
9/30/2013	9801.00	10080.00
10/31/2013	10055.00	10349.00
11/30/2013	9835.00	10117.00
12/31/2013	9740.00	10033.00
1/31/2014	9446.00	9732.00
2/28/2014	9861.00	10163.00
3/31/2014	9864.00	10161.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			BROOKFIELD ASSET
			MANAGEMENT, INC.		LAND SECURITIES
DESCRIPTION	MITSUI FUDOSAN CO., LTD.	UNIBAIL-RODAMCO SE	(CLASS A)	WESTFIELD GROUP	GROUP PLC

MARKET VALUE	$284,827,256	266,948,182	245,345,226	195,204,965	140,351,474

% OF NET ASSETS	6.7	6.3	5.8	4.6	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	35.6%
Retail REITs	27.2
Diversified REITs	19.5
Office REITs	10.8
Industrial REITs	4.4
Diversified Capital Markets	1.0
Residential REITs	0.7
Specialized REITs	0.5
Air Freight & Logistics	0.0 ***
Short Term Investments	2.8
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Infrastructure ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Infrastructure ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL	NET ASSET	MARKET	S&P GLOBAL
	VALUE	VALUE	INFRASTRUCTURE INDEX	VALUE	VALUE	INFRASTRUCTURE INDEX

SIX MONTHS	11.52%	11.99%	11.48%	N/A	N/A	N/A

ONE YEAR (1)	18.13%	18.27%	15.89%	18.13%	18.27%	15.89%

THREE YEARS (1)	25.98%	26.25%	26.94%	8.00%	8.08%	8.27%

FIVE YEARS (1)	74.94%	75.50%	106.56%	11.84%	11.91%	15.62%

SINCE INCEPTION (1)(2)	22.25%	22.46%	28.39%	2.84%	2.86%	3.54%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	For the period January 25, 2007 to March 31, 2014.

SPDR S&P Global Infrastructure ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Infrastructure	Infrastructure Index
	ETF (a)	(b)
	10000.00	10000.00
1/25/2007	10089.00	10089.00
2/28/2007	10274.00	10277.00
3/31/2007	10684.00	10692.00
4/30/2007	11113.00	11125.00
5/31/2007	11383.00	11425.00
6/30/2007	11079.00	11120.00
7/31/2007	10714.00	10754.00
8/31/2007	10893.00	10949.00
9/30/2007	11442.00	11508.00
10/31/2007	12133.00	12217.00
11/30/2007	12293.00	12386.00
12/31/2007	12244.00	12343.00
1/31/2008	11363.00	11453.00
2/29/2008	11312.00	11411.00
3/31/2008	11244.00	11348.00
4/30/2008	11652.00	11778.00
5/31/2008	12074.00	12219.00
6/30/2008	11615.00	11756.00
7/31/2008	11175.00	11313.00
8/31/2008	10799.00	10933.00
9/30/2008	9505.00	9614.00
10/31/2008	8163.00	8251.00
11/30/2008	8014.00	8108.00
12/31/2008	8385.00	8500.00
1/31/2009	7857.00	7968.00
2/28/2009	6946.00	7044.00
3/31/2009	6988.00	7085.00
4/30/2009	7367.00	7484.00
5/31/2009	7955.00	8099.00
6/30/2009	8019.00	8161.00
7/31/2009	8373.00	8526.00
8/31/2009	8697.00	8861.00
9/30/2009	8993.00	9166.00
10/31/2009	8598.00	8780.00
11/30/2009	9006.00	9198.00
12/31/2009	9312.00	9528.00
1/31/2010	8841.00	9048.00
2/28/2010	8732.00	8940.00
3/31/2010	8998.00	9221.00
4/30/2010	8889.00	9122.00
5/31/2010	8186.00	8388.00
6/30/2010	8138.00	8351.00
7/31/2010	8802.00	9040.00
8/31/2010	8784.00	9023.00
9/30/2010	9139.00	9409.00
10/31/2010	9516.00	9804.00
11/30/2010	8969.00	9252.00
12/31/2010	9415.00	9720.00
1/31/2011	9699.00	10014.00
2/28/2011	9953.00	10279.00
3/31/2011	9704.00	10033.00
4/30/2011	10162.00	10516.00
5/31/2011	9924.00	10285.00
6/30/2011	9917.00	10284.00
7/31/2011	9641.00	10003.00
8/31/2011	9339.00	9699.00
9/30/2011	9044.00	9389.00
10/31/2011	9451.00	9821.00
11/30/2011	9400.00	9768.00
12/31/2011	9424.00	9811.00
1/31/2012	9315.00	9711.00
2/29/2012	9569.00	9991.00
3/31/2012	9624.00	10055.00
4/30/2012	9593.00	10028.00
5/31/2012	9102.00	9524.00
6/30/2012	9601.00	10062.00
7/31/2012	9592.00	10066.00
8/31/2012	9586.00	10062.00
9/30/2012	9788.00	10276.00
10/31/2012	9860.00	10357.00
11/30/2012	9607.00	10099.00
12/31/2012	9746.00	10264.00
1/31/2013	10005.00	10549.00
2/28/2013	9976.00	10526.00
3/31/2013	10349.00	10928.00
4/30/2013	11011.00	11612.00
5/31/2013	10420.00	11004.00
6/30/2013	10205.00	10758.00
7/31/2013	10628.00	11210.00
8/31/2013	10314.00	10867.00
9/30/2013	10962.00	11553.00
10/31/2013	11380.00	11995.00
11/30/2013	11287.00	11892.00
12/31/2013	11434.00	12049.00
1/31/2014	11336.00	11949.00
2/28/2014	11877.00	12511.00
3/31/2014	12225.00	12879.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from January 25, 2007 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2013.

SPDR S&P Global Infrastructure ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			ABERTIS INFRAESTRUCTURAS		GROUPE EUROTUNNEL
DESCRIPTION	TRANSURBAN GROUP	ATLANTIA SPA	SA	ENBRIDGE, INC.	SA

MARKET VALUE	$4,371,054	4,070,259	3,584,094	3,424,697	3,085,543

% OF NET ASSETS	4.6	4.3	3.8	3.6	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Transportation Infrastructure	40.0%
Electric Utilities	20.1
Oil, Gas & Consumable Fuels	19.9
Multi-Utilities	18.1
Independent Power & Renewable Electricity Producers	0.9
Gas Utilities	0.4
Water Utilities	0.4
Short Term Investments	15.0
Other Assets & Liabilities	(14.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

SIX MONTHS	4.27%	4.69%	4.54%	N/A	N/A	N/A

ONE YEAR	2.40%	2.69%	3.07%	2.40%	2.69%	3.07%

THREE YEARS	−14.53%	−14.64%	−12.99%	−5.10%	−5.14%	−4.53%

SINCE INCEPTION (1)	7.15%	7.47%	9.43%	1.97%	2.05%	2.57%

(1)	For the period September 13, 2010 to March 31, 2014.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Natural	Natural Resources
	Resources ETF	Index
	10000.00	10000.00
9/13/2010	10152.00	10156.00
10/31/2010	10798.00	10808.00
11/30/2010	10608.00	10624.00
12/31/2010	11794.00	11813.00
1/31/2011	11990.00	12015.00
2/28/2011	12483.00	12515.00
3/31/2011	12537.00	12578.00
4/30/2011	12782.00	12825.00
5/31/2011	12251.00	12314.00
6/30/2011	12007.00	12076.00
7/31/2011	11929.00	12000.00
8/31/2011	11094.00	11164.00
9/30/2011	9283.00	9330.00
10/31/2011	10670.00	10736.00
11/30/2011	10340.00	10401.00
12/31/2011	9988.00	10058.00
1/31/2012	10818.00	10902.00
2/29/2012	11181.00	11271.00
3/31/2012	10683.00	10774.00
4/30/2012	10508.00	10602.00
5/31/2012	9224.00	9322.00
6/30/2012	9757.00	9862.00
7/31/2012	9827.00	9938.00
8/31/2012	10003.00	10113.00
9/30/2012	10496.00	10626.00
10/31/2012	10419.00	10550.00
11/30/2012	10328.00	10467.00
12/31/2012	10627.00	10778.00
1/31/2013	11014.00	11175.00
2/28/2013	10648.00	10808.00
3/31/2013	10464.00	10617.00
4/30/2013	10309.00	10477.00
5/31/2013	10124.00	10300.00
6/30/2013	9454.00	9610.00
7/31/2013	9757.00	9924.00
8/31/2013	9802.00	9978.00
9/30/2013	10277.00	10467.00
10/31/2013	10615.00	10819.00
11/30/2013	10467.00	10672.00
12/31/2013	10729.00	10944.00
1/31/2014	10117.00	10327.00
2/28/2014	10644.00	10865.00
3/31/2014	10715.00	10943.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

				POTASH CORP. OF
DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	SYNGENTA AG	SASKATCHEWAN, INC.	MONSANTO CO.

MARKET VALUE	$27,250,766	25,322,566	23,610,470	20,960,731	20,383,602

% OF NET ASSETS	5.2	4.8	4.5	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	33.9%
Metals & Mining	31.2
Chemicals	19.7
Paper & Forest Products	6.0
Food Products	4.3
Containers & Packaging	3.4
Real Estate Investment Trusts	0.9
Short Term Investments	7.3
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

SIX MONTHS	5.33%	5.72%	5.45%	N/A	N/A	N/A

ONE YEAR	12.10%	12.04%	12.80%	12.10%	12.04%	12.80%

THREE YEARS	11.79%	11.54%	14.53%	3.78%	3.71%	4.62%

FIVE YEARS	103.60%	104.16%	110.35%	15.28%	15.34%	16.04%

SINCE INCEPTION (1)	20.37%	20.73%	23.93%	2.60%	2.64%	3.02%

(1)	For the period January 10, 2007 to March 31, 2014.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		MSCI All
	SPDR MSCI	Country World
	ACWI ex-US	Index ex
	ETF	USA
	10000.00	10000.00
1/10/2007	10306.00	10315.00
2/28/2007	10362.00	10378.00
3/31/2007	10657.00	10671.00
4/30/2007	11140.00	11166.00
5/31/2007	11421.00	11472.00
6/30/2007	11494.00	11569.00
7/31/2007	11402.00	11537.00
8/31/2007	11228.00	11359.00
9/30/2007	11955.00	12111.00
10/31/2007	12607.00	12787.00
11/30/2007	12042.00	12213.00
12/31/2007	11861.00	12036.00
1/31/2008	10763.00	10871.00
2/29/2008	11010.00	11186.00
3/31/2008	10783.00	10944.00
4/30/2008	11457.00	11617.00
5/31/2008	11658.00	11818.00
6/30/2008	10709.00	10849.00
7/31/2008	10296.00	10461.00
8/31/2008	9838.00	9974.00
9/30/2008	8424.00	8479.00
10/31/2008	6670.00	6613.00
11/30/2008	6266.00	6233.00
12/31/2008	6608.00	6590.00
1/31/2009	6028.00	6009.00
2/28/2009	5457.00	5450.00
3/31/2009	5911.00	5890.00
4/30/2009	6749.00	6700.00
5/31/2009	7671.00	7617.00
6/30/2009	7572.00	7536.00
7/31/2009	8310.00	8275.00
8/31/2009	8614.00	8583.00
9/30/2009	9049.00	9026.00
10/31/2009	8915.00	8915.00
11/30/2009	9189.00	9173.00
12/31/2009	9388.00	9368.00
1/31/2010	8908.00	8911.00
2/28/2010	8896.00	8912.00
3/31/2010	9496.00	9522.00
4/30/2010	9415.00	9445.00
5/31/2010	8421.00	8462.00
6/30/2010	8315.00	8355.00
7/31/2010	9071.00	9112.00
8/31/2010	8797.00	8863.00
9/30/2010	9694.00	9747.00
10/31/2010	10032.00	10080.00
11/30/2010	9636.00	9693.00
12/31/2010	10381.00	10454.00
1/31/2011	10513.00	10559.00
2/28/2011	10803.00	10840.00
3/31/2011	10769.00	10819.00
4/30/2011	11287.00	11356.00
5/31/2011	10951.00	11041.00
6/30/2011	10776.00	10885.00
7/31/2011	10579.00	10740.00
8/31/2011	9671.00	9821.00
9/30/2011	8628.00	8732.00
10/31/2011	9533.00	9652.00
11/30/2011	9095.00	9162.00
12/31/2011	8977.00	9061.00
1/31/2012	9569.00	9678.00
2/29/2012	10082.00	10225.00
3/31/2012	9954.00	10090.00
4/30/2012	9797.00	9940.00
5/31/2012	8680.00	8821.00
6/30/2012	9212.00	9346.00
7/31/2012	9335.00	9481.00
8/31/2012	9520.00	9681.00
9/30/2012	9855.00	10046.00
10/31/2012	9884.00	10086.00
11/30/2012	10062.00	10280.00
12/31/2012	10400.00	10638.00
1/31/2013	10825.00	11073.00
2/28/2013	10701.00	10958.00
3/31/2013	10737.00	10986.00
4/30/2013	11122.00	11401.00
5/31/2013	10843.00	11148.00
6/30/2013	10366.00	10668.00
7/31/2013	10833.00	11137.00
8/31/2013	10685.00	10986.00
9/30/2013	11427.00	11752.00
10/31/2013	11818.00	12185.00
11/30/2013	11860.00	12208.00
12/31/2013	11946.00	12318.00
1/31/2014	11388.00	11760.00
2/28/2014	11999.00	12354.00
3/31/2014	12037.00	12393.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	ROCHE HOLDING AG	NESTLE SA	NOVARTIS AG	HSBC HOLDINGS PLC	TOYOTA MOTOR CORP.

MARKET VALUE	$7,359,461	6,649,952	6,170,487	5,925,228	5,210,221

% OF NET ASSETS	1.3	1.2	1.1	1.1	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	15.0%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	7.8
Insurance	4.7
Metals & Mining	4.6
Automobiles	3.9
Chemicals	3.5
Wireless Telecommunication Services	2.7
Food Products	2.7
Diversified Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.1
Machinery	2.0
Food & Staples Retailing	2.0
Real Estate Management & Development	1.8
Media	1.7
Capital Markets	1.7
Road & Rail	1.5
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.4
Electric Utilities	1.3
Tobacco	1.3
Diversified Financial Services	1.3
Multi-Utilities	1.2
Real Estate Investment Trusts	1.2
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.1
Hotels, Restaurants & Leisure	1.1
Construction & Engineering	1.1
Trading Companies & Distributors	1.0
Construction Materials	0.8
Building Products	0.7
Internet Software & Services	0.7
Auto Components	0.6
Transportation Infrastructure	0.6
Software	0.6
Multiline Retail	0.6
Aerospace & Defense	0.5
Gas Utilities	0.5
Household Durables	0.5
Specialty Retail	0.5
IT Services	0.5
Health Care Equipment & Supplies	0.4
Household Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Professional Services	0.4
Marine	0.4
Commercial Services & Supplies	0.4
Personal Products	0.4
Independent Power & Renewable Electricity Producers	0.3
Air Freight & Logistics	0.3
Biotechnology	0.3
Communications Equipment	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Water Utilities	0.2
Energy Equipment & Services	0.2
Paper & Forest Products	0.2
Consumer Finance	0.1
Airlines	0.1
Leisure Products	0.1
Short Term Investments	5.9
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI ACWI IMI ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.25%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI ACWI IMI INDEX	VALUE	VALUE	MSCI ACWI IMI INDEX

SIX MONTHS	8.73%	9.73%	8.67%	N/A	N/A	N/A

ONE YEAR	17.32%	18.65%	17.11%	17.32%	18.65%	17.11%

SINCE INCEPTION (1)	31.21%	31.27%	31.10%	13.87%	13.90%	13.84%

(1)	For the period February 27, 2012 to March 31, 2014.

SPDR MSCI ACWI IMI ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI ACWI
	ACWI IMI	IMI Index
	ETF (a)	(b)
2/27/2012	10000.00	10000.00
2/29/2012	10016.00	10026.00
3/31/2012	10079.00	10090.00
4/30/2012	9967.00	9979.00
5/31/2012	9060.00	9085.00
6/30/2012	9496.00	9518.00
7/31/2012	9627.00	9630.00
8/31/2012	9842.00	9851.00
9/30/2012	10129.00	10170.00
10/31/2012	10080.00	10102.00
11/30/2012	10217.00	10228.00
12/31/2012	10471.00	10474.00
1/31/2013	10967.00	10968.00
2/28/2013	10972.00	10978.00
3/31/2013	11184.00	11195.00
4/30/2013	11474.00	11492.00
5/31/2013	11469.00	11477.00
6/30/2013	11155.00	11142.00
7/31/2013	11691.00	11690.00
8/31/2013	11459.00	11447.00
9/30/2013	12067.00	12065.00
10/31/2013	12528.00	12536.00
11/30/2013	12723.00	12716.00
12/31/2013	12922.00	12942.00
1/31/2014	12443.00	12461.00
2/28/2014	13056.00	13070.00
3/31/2014	13121.00	13117.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	EXXON MOBIL CORP.	GOOGLE, INC. (CLASS A)	APPLE, INC.	MICROSOFT CORP.	WELLS FARGO & CO.

MARKET VALUE	$119,365	111,451	109,495	91,777	80,977

% OF NET ASSETS	0.9	0.9	0.9	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	8.5%
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	5.4
Insurance	4.4
Media	3.2
Chemicals	2.7
Software	2.5
Real Estate Investment Trusts	2.5
Metals & Mining	2.5
Diversified Telecommunication Services	2.5
Food Products	2.4
Semiconductors & Semiconductor Equipment	2.4
Capital Markets	2.2
Food & Staples Retailing	2.2
Aerospace & Defense	2.2
Machinery	2.1
Biotechnology	2.0
Technology Hardware, Storage & Peripherals	2.0
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.8
IT Services	1.7
Automobiles	1.7
Internet Software & Services	1.6
Electric Utilities	1.6
Energy Equipment & Services	1.6
Health Care Equipment & Supplies	1.6
Wireless Telecommunication Services	1.4
Specialty Retail	1.4
Beverages	1.3
Health Care Providers & Services	1.3
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	1.2
Road & Rail	1.1
Household Products	1.1
Electrical Equipment	1.1
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0
Multiline Retail	1.0
Diversified Financial Services	0.9
Communications Equipment	0.9
Air Freight & Logistics	0.7
Construction & Engineering	0.7
Consumer Finance	0.7
Internet & Catalog Retail	0.7
Commercial Services & Supplies	0.6
Trading Companies & Distributors	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.5
Professional Services	0.5
Auto Components	0.4
Leisure Products	0.4
Building Products	0.4
Marine	0.4
Thrifts & Mortgage Finance	0.4
Construction Materials	0.3
Transportation Infrastructure	0.2
Household Durables	0.2
Water Utilities	0.2
Independent Power & Renewable Electricity Producers	0.2
Personal Products	0.2
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.0 ***
Short Term Investments	20.1
Other Assets & Liabilities	(18.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI EM 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET		NET ASSET	MARKET
	VALUE	VALUE	MSCI EM 50 INDEX	VALUE	VALUE	MSCI EM 50 INDEX

SIX MONTHS	0.63%	0.95%	0.82%	N/A	N/A	N/A

ONE YEAR	2.25%	1.57%	2.62%	2.25%	1.57%	2.62%

SINCE INCEPTION (1)	−1.12%	−0.80%	0.52%	−0.54%	−0.38%	0.25%

(1)	For the period February 27, 2012 to March 31, 2014.

SPDR MSCI EM 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI EM
	EM 50	50 Index
	ETF
2/27/2012	10000.00	10000.00
2/29/2012	10188.00	10212.00
3/31/2012	9857.00	9878.00
4/30/2012	9788.00	9832.00
5/31/2012	8592.00	8667.00
6/30/2012	8913.00	8939.00
7/31/2012	9090.00	9152.00
8/31/2012	9025.00	9055.00
9/30/2012	9563.00	9641.00
10/31/2012	9532.00	9583.00
11/30/2012	9621.00	9693.00
12/31/2012	10087.00	10180.00
1/31/2013	10169.00	10261.00
2/28/2013	9982.00	10082.00
3/31/2013	9670.00	9795.00
4/30/2013	9717.00	9809.00
5/31/2013	9532.00	9630.00
6/30/2013	8934.00	9066.00
7/31/2013	9163.00	9277.00
8/31/2013	9175.00	9333.00
9/30/2013	9825.00	9970.00
10/31/2013	10230.00	10389.00
11/30/2013	10283.00	10439.00
12/31/2013	10121.00	10278.00
1/31/2014	9354.00	9563.00
2/28/2014	9726.00	9893.00
3/31/2014	9888.00	10051.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR MSCI EM 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING	TENCENT		CHINA CONSTRUCTION
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	HOLDINGS, LTD.	CHINA MOBILE, LTD.	BANK CORP.

MARKET VALUE	$468,605	331,972	243,424	186,308	170,210

% OF NET ASSETS	10.0	7.1	5.2	4.0	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	21.3%
Semiconductors & Semiconductor Equipment	19.9
Oil, Gas & Consumable Fuels	16.2
Wireless Telecommunication Services	9.6
Internet Software & Services	6.6
Media	4.3
Metals & Mining	3.7
Automobiles	3.6
Insurance	3.5
Electronic Equipment, Instruments & Components	2.3
Chemicals	1.6
Auto Components	1.4
Beverages	1.3
Construction Materials	1.0
Food & Staples Retailing	1.0
Food Products	0.9
Diversified Telecommunication Services	0.9
Real Estate Management & Development	0.8
Short Term Investments	14.1
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI EM Beyond BRIC ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide on this report.

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING CO.,		AMERICA MOVIL SAB
DESCRIPTION	CO., LTD. GDR	LTD. ADR	NASPERS, LTD.	DE CV	MTN GROUP, LTD.

MARKET VALUE	$208,828	201,141	142,436	135,216	112,735

% OF NET ASSETS	3.4	3.3	2.3	2.2	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	20.5%
Semiconductors & Semiconductor Equipment	9.6
Wireless Telecommunication Services	6.8
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	4.7
Media	3.7
Construction Materials	3.2
Food & Staples Retailing	3.2
Industrial Conglomerates	3.0
Electric Utilities	2.8
Food Products	2.8
Chemicals	2.8
Automobiles	2.4
Diversified Financial Services	2.3
Electronic Equipment, Instruments & Components	2.3
Insurance	2.3
Diversified Telecommunication Services	1.9
Beverages	1.8
Computers & Peripherals	1.6
Real Estate Management & Development	1.2
Pharmaceuticals	1.0
Construction & Engineering	1.0
Specialty Retail	1.0
Hotels, Restaurants & Leisure	1.0
Transportation Infrastructure	0.9
Auto Components	0.9
Multiline Retail	0.8
Household Products	0.8
Machinery	0.8
Real Estate Investment Trusts	0.8
Independent Power Producers & Energy Traders	0.7
Gas Utilities	0.7
Airlines	0.7
Household Durables	0.7
Health Care Providers & Services	0.6
Energy Equipment & Services	0.6
Tobacco	0.5
Internet Software & Services	0.5
Trading Companies & Distributors	0.3
Distributors	0.3
Capital Markets	0.3
Textiles, Apparel & Luxury Goods	0.2
Multi-Utilities	0.2
Consumer Finance	0.1
Software	0.0 ***
Short Term Investment	2.0
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

SIX MONTHS	−2.95%	−3.87%	−2.80%	N/A	N/A	N/A

ONE YEAR	7.44%	6.00%	8.19%	7.44%	6.00%	8.19%

THREE YEARS	16.13%	16.78%	18.46%	5.11%	5.31%	5.81%

FIVE YEARS	59.81%	57.47%	65.89%	9.83%	9.51%	10.65%

SINCE INCEPTION (1)	−3.52%	−3.94%	0.83%	−0.48%	−0.54%	0.11%

(1)	For the period November 9, 2006 to March 31, 2014.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura
	PRIME Japan	Russell/ Nomura
	ETF	PRIME Index
	10000.00	10000.00
11/9/2006	10321.00	10323.00
12/31/2006	10515.00	10520.00
1/31/2007	10606.00	10611.00
2/28/2007	11003.00	11025.00
3/31/2007	10859.00	10886.00
4/7/2007	10657.00	10688.00
5/7/2007	10800.00	10822.00
6/7/2007	10766.00	10803.00
7/31/2007	10718.00	10771.00
8/31/2007	10422.00	10451.00
9/30/2007	10619.00	10661.00
10/31/2007	10604.00	10666.00
11/30/2007	10408.00	10483.00
12/31/2007	9988.00	9921.00
1/31/2008	9546.00	9591.00
2/29/2008	9600.00	9650.00
3/31/2008	9284.00	9329.00
4/30/2008	9897.00	9944.00
5/31/2008	10161.00	10204.00
6/30/2008	9462.00	9520.00
7/31/2008	9152.00	9206.00
8/31/2008	8782.00	8844.00
9/30/2008	7807.00	7870.00
10/1/2008	6714.00	6767.00
11/2/2008	6691.00	6732.00
12/3/2008	7243.00	7322.00
1/9/2009	6746.00	6790.00
2/9/2009	5898.00	5943.00
3/9/2009	6037.00	6078.00
4/30/2009	6548.00	6609.00
5/31/2009	7239.00	7297.00
6/30/2009	7399.00	7467.00
7/9/2009	7654.00	7749.00
8/31/2009	7973.00	8074.00
9/30/2009	7852.00	7965.00
10/31/2009	7619.00	7741.00
11/30/2009	7531.00	7641.00
12/31/2009	7552.00	7693.00
1/31/2010	7698.00	7819.00
2/28/2010	7804.00	7923.00
3/31/2010	8189.00	8315.00
4/30/2010	8198.00	8329.00
5/31/2010	7552.00	7669.00
6/30/2010	7447.00	7553.00
7/31/2010	7675.00	7793.00
8/31/2010	7503.00	7626.00
9/30/2010	7841.00	7967.00
10/31/2010	7988.00	8104.00
11/30/2010	8127.00	8261.00
12/31/2010	8738.00	8841.00
1/31/2011	8736.00	8926.00
2/28/2011	9128.00	9327.00
3/31/2011	8308.00	8511.00
4/30/2011	8327.00	8498.00
5/31/2011	8190.00	8389.00
6/30/2011	8329.00	8550.00
7/31/2011	8631.00	8862.00
8/31/2011	7983.00	8199.00
9/30/2011	7885.00	8106.00
10/31/2011	7845.00	8060.00
11/30/2011	7507.00	7719.00
12/31/2011	7585.00	7793.00
1/31/2012	7903.00	8132.00
2/29/2012	8238.00	8478.00
3/31/2012	8361.00	8611.00
4/30/2012	8112.00	8294.00
5/31/2012	7394.00	7611.00
6/30/2012	7772.00	8003.00
7/31/2012	7584.00	7818.00
8/31/2012	7516.00	7757.00
9/30/2012	7700.00	7951.00
10/31/2012	7554.00	7796.00
11/30/2012	7690.00	7949.00
12/31/2012	8070.00	8371.00
1/31/2013	8348.00	8633.00
2/28/2013	8569.00	8865.00
3/31/2013	8980.00	9320.00
4/30/2013	9742.00	10111.00
5/31/2013	9157.00	9521.00
6/30/2013	9307.00	9672.00
7/31/2013	9357.00	9751.00
8/31/2013	9171.00	9554.00
9/30/2013	9942.00	10374.00
10/31/2013	9934.00	10368.00
11/30/2013	10075.00	10498.00
12/31/2013	10162.00	10597.00
1/31/2014	9812.00	10239.00
2/28/2014	9743.00	10166.00
3/31/2014	9648.00	10083.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		MITSUBISHI UFJ		SUMITOMO MITSUI	HONDA MOTOR
DESCRIPTION	TOYOTA MOTOR CORP.	FINANCIAL GROUP, INC.	SOFTBANK CORP.	FINANCIAL GROUP, INC.	CO., LTD.

MARKET VALUE	$5,135,377	3,175,662	2,689,877	2,568,724	2,486,794

% OF NET ASSETS	3.9	2.4	2.1	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

	PERCENT OF
INDUSTRY**	NET ASSETS

Banks	9.3%
Automobiles	8.5
Machinery	5.9
Electronic Equipment, Instruments & Components	5.9
Pharmaceuticals	5.3
Wireless Telecommunication Services	4.0
Chemicals	3.9
Road & Rail	3.9
Trading Companies & Distributors	3.9
Real Estate Management & Development	3.6
Auto Components	3.3
Household Durables	2.5
Insurance	2.2
Technology Hardware, Storage & Peripherals	2.2
Electrical Equipment	2.0
Metals & Mining	2.0
Food & Staples Retailing	1.8
Capital Markets	1.7
Construction & Engineering	1.6
Diversified Telecommunication Services	1.5
Specialty Retail	1.5
Electric Utilities	1.5
Leisure Products	1.2
Building Products	1.2
Beverages	1.2
Food Products	1.2
Tobacco	1.1
Commercial Services & Supplies	1.1
Personal Products	1.0
IT Services	0.9
Semiconductors & Semiconductor Equipment	0.9
Software	0.8
Gas Utilities	0.8
Industrial Conglomerates	0.8
Oil, Gas & Consumable Fuels	0.8
Health Care Equipment & Supplies	0.8
Diversified Financial Services	0.7
Media	0.7
Multiline Retail	0.7
Internet Software & Services	0.6
Health Care Providers & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Internet & Catalog Retail	0.4
Airlines	0.4
Hotels, Restaurants & Leisure	0.4
Consumer Finance	0.4
Marine	0.3
Air Freight & Logistics	0.3
Transportation Infrastructure	0.2
Construction Materials	0.2
Paper & Forest Products	0.2
Household Products	0.2
Professional Services	0.2
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Containers & Packaging	0.1
Distributors	0.1
Biotechnology	0.1
Technology Hardware & Equipment	0.0	***
Health Care Technology	0.0	***
Life Sciences Tools & Services	0.0	***
Communications Equipment	0.0	***
Short Term Investments	10.9
Other Assets & Liabilities	(10.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.55%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	−2.84%	−3.55%	−1.57%	N/A	N/A	N/A

ONE YEAR	4.08%	2.88%	7.68%	4.08%	2.88%	7.68%

THREE YEARS	21.32%	21.04%	28.47%	6.65%	6.57%	8.71%

FIVE YEARS	78.04%	74.81%	89.98%	12.23%	11.82%	13.70%

SINCE INCEPTION (1)	14.55%	13.95%	23.55%	1.86%	1.78%	2.90%

(1)	For the period November 9, 2006 to March 31, 2014.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/ Nomura
	Cap Japan	Japan Small
	ETF	Cap Index
	10000.00	10000.00
11/9/2006	10421.00	10352.00
12/31/2006	10437.00	10359.00
1/31/2007	10616.00	10518.00
2/28/2007	11009.00	10854.00
3/31/2007	10935.00	10738.00
4/30/2007	10680.00	10511.00
5/31/2007	10437.00	10302.00
6/30/2007	10449.00	10378.00
7/31/2007	10447.00	10379.00
8/31/2007	9970.00	9893.00
9/30/2007	9943.00	9923.00
10/31/2007	10046.00	10088.00
11/30/2007	9760.00	9806.00
12/31/2007	9229.00	9164.00
1/31/2008	8783.00	8903.00
2/29/2008	8869.00	8995.00
3/31/2008	8927.00	9026.00
4/30/2008	9077.00	9166.00
5/31/2008	9384.00	9429.00
6/30/2008	8852.00	8897.00
7/31/2008	8560.00	8648.00
8/31/2008	8245.00	8304.00
9/30/2008	7472.00	7533.00
10/1/2008	6769.00	6800.00
11/2/2008	7049.00	7079.00
12/3/2008	7582.00	7681.00
1/9/2009	7138.00	7209.00
2/9/2009	6186.00	6248.00
3/9/2009	6434.00	6503.00
4/30/2009	6812.00	6899.00
5/31/2009	7652.00	7764.00
6/30/2009	8131.00	8246.00
7/9/2009	8316.00	8437.00
8/31/2009	8799.00	8933.00
9/30/2009	8694.00	8855.00
10/31/2009	8344.00	8541.00
11/30/2009	8080.00	8243.00
12/31/2009	7968.00	8131.00
1/31/2010	8180.00	8297.00
2/28/2010	8340.00	8467.00
3/31/2010	8717.00	8867.00
4/30/2010	8938.00	9159.00
5/31/2010	8276.00	8526.00
6/30/2010	8448.00	8557.00
7/31/2010	8520.00	8628.00
8/31/2010	8311.00	8405.00
9/30/2010	8658.00	8741.00
10/31/2010	8557.00	8597.00
11/30/2010	8712.00	8810.00
12/31/2010	9529.00	9602.00
1/31/2011	9652.00	9812.00
2/28/2011	10062.00	10247.00
3/31/2011	9443.00	9617.00
4/30/2011	9401.00	9542.00
5/31/2011	9267.00	9453.00
6/30/2011	9623.00	9818.00
7/31/2011	10024.00	10239.00
8/31/2011	9623.00	9850.00
9/30/2011	9711.00	9928.00
10/31/2011	9396.00	9574.00
11/30/2011	9177.00	9336.00
12/31/2011	9262.00	9481.00
1/31/2012	9641.00	9930.00
2/29/2012	9735.00	10034.00
3/31/2012	9970.00	10336.00
4/30/2012	9764.00	10065.00
5/31/2012	8978.00	9276.00
6/30/2012	9357.00	9720.00
7/31/2012	9199.00	9564.00
8/31/2012	9177.00	9517.00
9/30/2012	9415.00	9768.00
10/31/2012	9167.00	9524.00
11/30/2012	9233.00	9607.00
12/31/2012	9560.00	10029.00
1/31/2013	9933.00	10372.00
2/28/2013	10215.00	10691.00
3/31/2013	11006.00	11474.00
4/30/2013	11818.00	12317.00
5/31/2013	10855.00	11438.00
6/30/2013	10722.00	11317.00
7/31/2013	10885.00	11550.00
8/31/2013	10677.00	11348.00
9/30/2013	11791.00	12554.00
10/31/2013	11745.00	12526.00
11/30/2013	11640.00	12476.00
12/31/2013	11706.00	12572.00
1/31/2014	11705.00	12551.00
2/28/2014	11388.00	12268.00
3/31/2014	11455.00	12355.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		TOKAI TOKYO	COCA-COLA EAST	NIPPON PAPER	KURODA ELECTRIC
DESCRIPTION	MINEBEA CO., LTD.	FINANCIAL HOLDINGS, INC.	JAPAN CO., LTD.	INDUSTRIES CO., LTD.	CO., LTD.

MARKET VALUE	$472,438	468,557	457,717	423,052	412,132

% OF NET ASSETS	0.6	0.6	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF March 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	7.8%
Banks	7.0
Auto Components	5.3
Chemicals	5.2
Electronic Equipment, Instruments & Components	5.1
Construction & Engineering	4.6
Specialty Retail	4.0
Trading Companies & Distributors	3.5
Food Products	2.9
Hotels, Restaurants & Leisure	2.9
Metals & Mining	2.9
Media	2.8
Building Products	2.7
Capital Markets	2.3
Pharmaceuticals	2.2
Food & Staples Retailing	2.0
Software	2.0
IT Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Real Estate Management & Development	1.9
Commercial Services & Supplies	1.8
Household Durables	1.7
Semiconductors & Semiconductor Equipment	1.7
Personal Products	1.6
Health Care Equipment & Supplies	1.6
Electrical Equipment	1.5
Road & Rail	1.3
Diversified Financial Services	1.1
Transportation Infrastructure	1.1
Leisure Products	1.1
Health Care Providers & Services	1.0
Beverages	1.0
Containers & Packaging	1.0
Consumer Finance	1.0
Paper & Forest Products	1.0
Professional Services	0.9
Communications Equipment	0.9
Technology Hardware, Storage & Peripherals	0.9
Multiline Retail	0.8
Internet Software & Services	0.7
Internet & Catalog Retail	0.6
Biotechnology	0.5
Energy Equipment & Services	0.5
Air Freight & Logistics	0.4
Health Care Technology	0.3
Distributors	0.3
Life Sciences Tools & Services	0.3
Electric Utilities	0.3
Gas Utilities	0.2
Oil, Gas & Consumable Fuels	0.2
Industrial Conglomerates	0.2
Marine	0.2
Construction Materials	0.1
Airlines	0.0 ***
Short Term Investments	18.7
Other Assets & Liabilities	(17.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for K.K. daVinci Holdings and Suruga Corp., which were both Level 2 and part of the Real Estate Management & Development Industry, both representing 0.00% of net assets. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR S&P Global Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL DIVIDEND	NET ASSET	MARKET	S&P GLOBAL DIVIDEND
	VALUE	VALUE	ARISTOCRATS INDEX	VALUE	VALUE	ARISTOCRATS INDEX

SIX MONTHS	7.22%	7.45%	7.22%	N/A	N/A	N/A

SINCE INCEPTION (1)	14.30%	14.44%	14.36%	N/A	N/A	N/A

(1)	For the period May 29, 2013 to March 31, 2014.

SPDR S&P Global Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Global
	Global Dividend	Dividend Aristocrats
	ETF (a)	Index (b)
	10000.00	10000.00
5/31/2013	9899.00	9895.00
6/30/2013	9692.00	9692.00
7/31/2013	10183.00	10188.00
8/31/2013	9999.00	10002.00
9/30/2013	10661.00	10666.00
10/31/2013	11021.00	11027.00
11/30/2013	10867.00	10869.00
12/31/2013	11038.00	11039.00
1/31/2014	10682.00	10690.00
2/28/2014	11222.00	11228.00
3/31/2014	11430.00	11436.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Global Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			EDP-ENERGIAS DE	ZIJIN MINING GROUP
DESCRIPTION	TELE2 AB	GDF SUEZ	PORTUGAL SA	CO., LTD. (CLASS H)	NEOPOST SA

MARKET VALUE	$372,324	326,904	254,549	248,020	236,293

% OF NET ASSETS	2.2	2.0	1.5	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	14.2%
Multi-Utilities	8.8
Real Estate Investment Trusts	6.8
Banks	6.8
Wireless Telecommunication Services	5.9
Oil, Gas & Consumable Fuels	5.2
Construction & Engineering	4.5
Insurance	4.5
Real Estate Management & Development	3.7
Food & Staples Retailing	3.5
Specialty Retail	3.2
Gas Utilities	3.2
Diversified Telecommunication Services	3.0
Pharmaceuticals	2.9
Transportation Infrastructure	2.7
Metals & Mining	2.3
Technology Hardware, Storage & Peripherals	2.2
Tobacco	2.0
Thrifts & Mortgage Finance	1.9
Media	1.7
Food Products	1.3
Personal Products	1.1
Electronic Equipment, Instruments & Components	1.0
Health Care Providers & Services	1.0
Professional Services	1.0
Aerospace & Defense	0.9
Commercial Services & Supplies	0.9
Beverages	0.9
Hotels, Restaurants & Leisure	0.9
Machinery	0.8
Short Term Investments	17.5
Other Assets & Liabilities	(17.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
			DIVIDEND			DIVIDEND
	NET ASSET	MARKET	OPPORTUNITIES	NET ASSET	MARKET	OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.98%	5.96%	6.57%	N/A	N/A	N/A

ONE YEAR	7.57%	7.21%	8.89%	7.57%	7.21%	8.89%

THREE YEARS	0.62%	0.30%	4.03%	0.21%	0.10%	1.33%

FIVE YEARS	114.79%	114.03%	129.18%	16.52%	16.44%	18.04%

SINCE INCEPTION (1)	−0.30%	−0.12%	6.02%	−0.05%	−0.02%	0.96%

(1)	For the period February 12, 2008 to March 31, 2014.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF	Index
	10000.00	10000.00
2/12/2008	10577.00	10510.00
3/31/2008	10431.00	10373.00
4/30/2008	10433.00	10393.00
5/31/2008	10267.00	10264.00
6/30/2008	9265.00	9239.00
7/31/2008	8833.00	8827.00
8/31/2008	8777.00	8776.00
9/30/2008	7307.00	7289.00
10/31/2008	5256.00	5236.00
11/30/2008	4889.00	4870.00
12/31/2008	5261.00	5246.00
1/31/2009	4577.00	4577.00
2/28/2009	4093.00	4084.00
3/31/2009	4642.00	4627.00
4/30/2009	5828.00	5841.00
5/31/2009	6734.00	6769.00
6/30/2009	6623.00	6662.00
7/31/2009	7306.00	7372.00
8/31/2009	7784.00	7861.00
9/30/2009	8320.00	8419.00
10/31/2009	8254.00	8356.00
11/30/2009	8522.00	8631.00
12/31/2009	8704.00	8823.00
1/31/2010	8351.00	8475.00
2/28/2010	8255.00	8380.00
3/31/2010	8712.00	8857.00
4/30/2010	8589.00	8742.00
5/31/2010	7585.00	7725.00
6/30/2010	7528.00	7672.00
7/31/2010	8248.00	8430.00
8/31/2010	8029.00	8211.00
9/30/2010	8931.00	9144.00
10/31/2010	9334.00	9562.00
11/30/2010	8611.00	8825.00
12/31/2010	9322.00	9567.00
1/31/2011	9451.00	9671.00
2/28/2011	9676.00	9909.00
3/31/2011	9910.00	10193.00
4/30/2011	10749.00	11031.00
5/31/2011	10327.00	10616.00
6/30/2011	10104.00	10386.00
7/31/2011	9646.00	9966.00
8/31/2011	8999.00	9293.00
9/30/2011	7943.00	8199.00
10/31/2011	8769.00	9054.00
11/30/2011	8374.00	8654.00
12/31/2011	8264.00	8549.00
1/31/2012	8668.00	8944.00
2/29/2012	9109.00	9425.00
3/31/2012	8908.00	9219.00
4/30/2012	8648.00	8951.00
5/31/2012	7552.00	7822.00
6/30/2012	8239.00	8544.00
7/31/2012	7995.00	8296.00
8/31/2012	8361.00	8683.00
9/30/2012	8534.00	8868.00
10/31/2012	8532.00	8870.00
11/30/2012	8573.00	8918.00
12/31/2012	8975.00	9345.00
1/31/2013	9330.00	9775.00
2/28/2013	9156.00	9598.00
3/31/2013	9269.00	9736.00
4/30/2013	9602.00	10101.00
5/31/2013	9130.00	9614.00
6/30/2013	8696.00	9175.00
7/31/2013	8907.00	9410.00
8/31/2013	8773.00	9266.00
9/30/2013	9408.00	9948.00
10/31/2013	9736.00	10300.00
11/30/2013	9525.00	10082.00
12/31/2013	9660.00	10239.00
1/31/2014	9194.00	9764.00
2/28/2014	9770.00	10378.00
3/31/2014	9970.00	10602.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	PROSIEBENSAT.1
DESCRIPTION	MEDIA AG	BELGACOM SA	FERROVIAL SA	WORLEYPARSONS, LTD.	ASTRAZENECA PLC

MARKET VALUE	$38,679,869	31,457,309	30,331,848	28,742,191	26,357,377

% OF NET ASSETS	2.8	2.3	2.2	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	13.5%
Oil, Gas & Consumable Fuels	12.5
Electric Utilities	9.6
Real Estate Investment Trusts	9.1
Banks	9.1
Construction & Engineering	6.3
Insurance	4.8
Wireless Telecommunication Services	3.9
Chemicals	3.0
Gas Utilities	2.8
Media	2.8
Pharmaceuticals	2.5
Metals & Mining	2.5
Transportation Infrastructure	2.4
Multi-Utilities	2.1
Energy Equipment & Services	2.1
Machinery	1.7
Food & Staples Retailing	1.2
Hotels, Restaurants & Leisure	1.0
Diversified Financial Services	1.0
Aerospace & Defense	1.0
Construction Materials	0.9
Multiline Retail	0.9
Software	0.6
Computers & Peripherals	0.6
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.6
Real Estate Management & Development	0.5
Short Term Investments	15.6
Other Assets & Liabilities	(15.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
			USD2 BILLION AND			USD2 BILLION AND
	NET ASSET	MARKET	USD5 BILLION	NET ASSET	MARKET	USD5 BILLION
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	7.41%	6.46%	7.59%	N/A	N/A	N/A

ONE YEAR	18.41%	16.81%	19.03%	18.41%	16.81%	19.03%

THREE YEARS	23.32%	22.28%	24.38%	7.24%	6.93%	7.54%

FIVE YEARS	133.51%	131.78%	147.32%	18.48%	18.31%	19.86%

SINCE INCEPTION (1)	22.79%	22.35%	26.19%	3.54%	3.48%	4.02%

(1)	For the period May 7, 2008 to March 31, 2014.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex-U.S. between
	SPDR S&P	USD2 Billion
	International Mid	and USD5
	Cap ETF	Billion Index
	(a)	(b)
	10000.00	10000.00
5/7/2008	10042.00	10041.00
6/30/2008	9351.00	9309.00
7/31/2008	8917.00	8876.00
8/31/2008	8587.00	8572.00
9/30/2008	7346.00	7241.00
10/1/2008	5570.00	5462.00
11/2/2008	5400.00	5254.00
12/3/2008	5775.00	5632.00
1/9/2009	5371.00	5217.00
2/9/2009	4901.00	4693.00
3/9/2009	5258.00	5103.00
4/30/2009	5924.00	5836.00
5/31/2009	6611.00	6536.00
6/30/2009	6717.00	6622.00
7/9/2009	7159.00	7132.00
8/31/2009	7561.00	7577.00
9/30/2009	7851.00	7940.00
10/31/2009	7582.00	7681.00
11/30/2009	7680.00	7820.00
12/31/2009	7847.00	7968.00
1/31/2010	7664.00	7776.00
2/28/2010	7688.00	7776.00
3/31/2010	8279.00	8342.00
4/30/2010	8399.00	8444.00
5/31/2010	7457.00	7520.00
6/30/2010	7428.00	7486.00
7/31/2010	8041.00	8104.00
8/31/2010	7868.00	7932.00
9/30/2010	8723.00	8819.00
10/31/2010	9024.00	9137.00
11/30/2010	8808.00	8902.00
12/31/2010	9628.00	9759.00
1/31/2011	9766.00	9873.00
2/28/2011	9959.00	10083.00
3/31/2011	9956.00	10145.00
4/30/2011	10463.00	10651.00
5/31/2011	10197.00	10422.00
6/30/2011	10083.00	10293.00
7/31/2011	10042.00	10264.00
8/31/2011	9179.00	9396.00
9/30/2011	8200.00	8378.00
10/31/2011	8855.00	9065.00
11/30/2011	8414.00	8596.00
12/31/2011	8314.00	8475.00
1/31/2012	8890.00	9042.00
2/29/2012	9371.00	9515.00
3/31/2012	9348.00	9487.00
4/30/2012	9261.00	9392.00
5/31/2012	8239.00	8337.00
6/30/2012	8655.00	8773.00
7/31/2012	8752.00	8863.00
8/31/2012	8955.00	9046.00
9/30/2012	9289.00	9402.00
10/31/2012	9290.00	9442.00
11/30/2012	9396.00	9549.00
12/31/2012	9783.00	9926.00
1/31/2013	10092.00	10276.00
2/28/2013	10203.00	10388.00
3/31/2013	10370.00	10602.00
4/30/2013	10834.00	11087.00
5/31/2013	10497.00	10776.00
6/30/2013	10210.00	10476.00
7/31/2013	10715.00	10993.00
8/31/2013	10604.00	10869.00
9/30/2013	11432.00	11729.00
10/31/2013	11771.00	12069.00
11/30/2013	11806.00	12107.00
12/31/2013	11982.00	12319.00
1/31/2014	11661.00	11991.00
2/28/2014	12245.00	12621.00
3/31/2014	12279.00	12619.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		NAMCO BANDAI			TOKYO TATEMONO
DESCRIPTION	TAKASHIMAYA CO., LTD.	HOLDINGS, INC.	SHIMADZU CORP.	RINNAI CORP.	CO., LTD.

MARKET VALUE	$319,581	303,640	302,743	299,442	292,178

% OF NET ASSETS	0.6	0.5	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	5.8%
Chemicals	4.9
Oil, Gas & Consumable Fuels	4.5
Real Estate Management & Development	4.0
Machinery	3.9
Real Estate Investment Trusts	3.9
Media	3.8
Metals & Mining	3.1
Insurance	3.0
Household Durables	2.7
Food Products	2.6
Hotels, Restaurants & Leisure	2.6
Capital Markets	2.6
Construction & Engineering	2.4
Energy Equipment & Services	2.1
Electronic Equipment, Instruments & Components	2.1
Road & Rail	2.1
Health Care Providers & Services	2.0
Diversified Telecommunication Services	2.0
Multiline Retail	2.0
Pharmaceuticals	2.0
Commercial Services & Supplies	2.0
Specialty Retail	1.7
Software	1.6
Diversified Financial Services	1.5
Electrical Equipment	1.5
Auto Components	1.4
Construction Materials	1.3
Leisure Products	1.2
Electric Utilities	1.2
Transportation Infrastructure	1.2
Industrial Conglomerates	1.2
Food & Staples Retailing	1.2
Trading Companies & Distributors	1.1
IT Services	1.0
Professional Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Aerospace & Defense	1.0
Health Care Equipment & Supplies	1.0
Containers & Packaging	1.0
Paper & Forest Products	0.9
Consumer Finance	0.9
Textiles, Apparel & Luxury Goods	0.9
Gas Utilities	0.8
Semiconductors & Semiconductor Equipment	0.6
Marine	0.6
Multi-Utilities	0.6
Independent Power & Renewable Electricity Producers	0.5
Air Freight & Logistics	0.5
Internet Software & Services	0.5
Distributors	0.4
Beverages	0.4
Diversified Consumer Services	0.3
Internet & Catalog Retail	0.3
Building Products	0.3
Wireless Telecommunication Services	0.3
Automobiles	0.3
Biotechnology	0.3
Water Utilities	0.3
Personal Products	0.2
Health Care Technology	0.2
Thrifts & Mortgage Finance	0.2
Airlines	0.2
Life Sciences Tools & Services	0.1
Household Products	0.1
Communications Equipment	0.1
Short Term Investments	13.5
Other Assets & Liabilities	(12.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	4.49%	5.80%	5.35%	N/A	N/A	N/A

ONE YEAR	1.89%	1.25%	2.71%	1.89%	1.25%	2.71%

THREE YEARS	−2.67%	−2.80%	0.57%	−0.90%	−0.94%	0.19%

FIVE YEARS	121.12%	121.10%	149.34%	17.20%	17.20%	20.05%

SINCE INCEPTION (1)	6.32%	6.19%	22.32%	1.05%	1.02%	3.48%

(1)	For the period May 12, 2008 to March 31, 2014.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF (a)	Index (b)
	10000.00	10000.00
5/12/2008	9836.00	9863.00
6/30/2008	8629.00	8648.00
7/31/2008	8394.00	8454.00
8/31/2008	7948.00	7961.00
9/30/2008	6252.00	6372.00
10/1/2008	4594.00	4696.00
11/2/2008	4320.00	4380.00
12/3/2008	4681.00	4795.00
1/9/2009	4357.00	4473.00
2/9/2009	4267.00	4369.00
3/9/2009	4809.00	4906.00
4/30/2009	5785.00	5893.00
5/31/2009	7034.00	7211.00
6/30/2009	7021.00	7239.00
7/9/2009	7878.00	8144.00
8/31/2009	7828.00	8150.00
9/30/2009	8468.00	8839.00
10/31/2009	8472.00	8863.00
11/30/2009	8820.00	9291.00
12/31/2009	9389.00	9941.00
1/31/2010	8962.00	9512.00
2/28/2010	8947.00	9484.00
3/31/2010	9656.00	10347.00
4/30/2010	9894.00	10597.00
5/31/2010	8905.00	9534.00
6/30/2010	9031.00	9593.00
7/31/2010	9760.00	10401.00
8/31/2010	9705.00	10439.00
9/30/2010	10759.00	11644.00
10/31/2010	11078.00	12063.00
11/30/2010	10920.00	11887.00
12/31/2010	11516.00	12640.00
1/31/2011	11026.00	12199.00
2/28/2011	10538.00	11755.00
3/31/2011	10925.00	12164.00
4/30/2011	11427.00	12721.00
5/31/2011	11206.00	12446.00
6/30/2011	10896.00	12118.00
7/31/2011	11020.00	12260.00
8/31/2011	9831.00	10937.00
9/30/2011	8246.00	9235.00
10/31/2011	9032.00	10079.00
11/30/2011	8268.00	9222.00
12/31/2011	8150.00	9116.00
1/31/2012	9156.00	10229.00
2/29/2012	9991.00	11225.00
3/31/2012	9721.00	10921.00
4/30/2012	9527.00	10735.00
5/31/2012	8656.00	9792.00
6/30/2012	8891.00	10039.00
7/31/2012	8933.00	10065.00
8/31/2012	9050.00	10220.00
9/30/2012	9573.00	10818.00
10/31/2012	9367.00	10611.00
11/30/2012	9579.00	10889.00
12/31/2012	10125.00	11502.00
1/31/2013	10476.00	11892.00
2/28/2013	10470.00	11929.00
3/31/2013	10435.00	11910.00
4/30/2013	10662.00	12128.00
5/31/2013	10671.00	12177.00
6/30/2013	9833.00	11240.00
7/31/2013	9887.00	11282.00
8/31/2013	9613.00	10967.00
9/30/2013	10176.00	11611.00
10/31/2013	10595.00	12121.00
11/30/2013	10372.00	11886.00
12/31/2013	10378.00	11911.00
1/31/2014	9925.00	11416.00
2/28/2014	10373.00	11962.00
3/31/2014	10632.00	12232.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		WUXI PHARMATECH
DESCRIPTION	MEGAWORLD CORP.	CAYMAN, INC. ADR	MONDI, LTD.	DIALOG GROUP BHD	JSE, LTD.

MARKET VALUE	$3,333,500	3,159,787	3,035,767	3,002,078	2,861,699

% OF NET ASSETS	0.5	0.5	0.5	0.5	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	9.0%
Semiconductors & Semiconductor Equipment	6.1
Electronic Equipment, Instruments & Components	4.9
Chemicals	4.9
Food Products	4.3
Metals & Mining	4.2
Banks	4.1
Construction & Engineering	3.2
Hotels, Restaurants & Leisure	2.8
Pharmaceuticals	2.7
Textiles, Apparel & Luxury Goods	2.6
Household Durables	2.6
Technology Hardware, Storage & Peripherals	2.3
Electrical Equipment	2.3
Auto Components	2.2
Diversified Financial Services	2.1
Marine	2.1
Health Care Providers & Services	2.0
Industrial Conglomerates	1.9
Machinery	1.9
Oil, Gas & Consumable Fuels	1.9
Capital Markets	1.9
Media	1.5
Transportation Infrastructure	1.3
Communications Equipment	1.3
Software	1.3
Specialty Retail	1.3
Automobiles	1.2
Multiline Retail	1.2
Real Estate Investment Trusts	1.1
Paper & Forest Products	1.1
Diversified Telecommunication Services	1.0
Construction Materials	1.0
Food & Staples Retailing	1.0
Internet Software & Services	0.9
Electric Utilities	0.9
Thrifts & Mortgage Finance	0.8
Consumer Finance	0.7
Airlines	0.7
Energy Equipment & Services	0.7
Trading Companies & Distributors	0.6
Beverages	0.6
Health Care Equipment & Supplies	0.6
IT Services	0.6
Independent Power & Renewable Electricity Producers	0.5
Containers & Packaging	0.5
Tobacco	0.5
Personal Products	0.5
Air Freight & Logistics	0.4
Commercial Services & Supplies	0.4
Water Utilities	0.4
Insurance	0.4
Leisure Products	0.3
Gas Utilities	0.3
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.3
Building Products	0.2
Professional Services	0.2
Life Sciences Tools & Services	0.2
Biotechnology	0.2
Distributors	0.2
Household Products	0.1
Diversified Consumer Services	0.1
Road & Rail	0.0 ***
Short Term Investments	6.0
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, Bakrieland Development Tbk PT, which was Level 2 and part of the Real Estate Management & Development Industry, each representing 0.00% of net assets, and Boryszew SA, which was Level 2 and part of the Chemicals Industry, representing 0.05% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			SELECT REAL			SELECT REAL
	NET ASSET	MARKET	ESTATE	NET ASSET	MARKET	ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

SIX MONTHS	4.89%	4.80%	4.78%	N/A	N/A	N/A

ONE YEAR	2.34%	2.27%	2.06%	2.34%	2.27%	2.06%

THREE YEARS	27.71%	27.56%	27.33%	8.49%	8.45%	8.38%

FIVE YEARS	191.97%	190.51%	190.27%	23.90%	23.77%	23.76%

SINCE INCEPTION (1)	14.72%	14.96%	12.79%	2.35%	2.39%	2.06%

(1)	For the period May 7, 2008 to March 31, 2014.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global Select
	Jones Global	Real Estate
	Real Estate	Securities Index
	ETF (a)	(b)
	10000.00	10000.00
5/7/2008	9840.00	9836.00
6/30/2008	8746.00	8722.00
7/31/2008	8791.00	8769.00
8/31/2008	8670.00	8637.00
9/30/2008	8011.00	7955.00
10/31/2008	5669.00	5618.00
11/30/2008	4734.00	4689.00
12/31/2008	5217.00	5160.00
1/31/2009	4510.00	4463.00
2/28/2009	3726.00	3687.00
3/31/2009	3930.00	3886.00
4/30/2009	4771.00	4719.00
5/31/2009	5216.00	5156.00
6/30/2009	5187.00	5131.00
7/31/2009	5700.00	5648.00
8/31/2009	6339.00	6271.00
9/30/2009	6732.00	6660.00
10/31/2009	6557.00	6486.00
11/30/2009	6732.00	6665.00
12/31/2009	6997.00	6919.00
1/31/2010	6662.00	6580.00
2/28/2010	6857.00	6776.00
3/31/2010	7354.00	7258.00
4/30/2010	7655.00	7554.00
5/31/2010	7037.00	6954.00
6/30/2010	6844.00	6753.00
7/31/2010	7537.00	7444.00
8/31/2010	7528.00	7430.00
9/30/2010	8058.00	7959.00
10/31/2010	8437.00	8333.00
11/30/2010	8105.00	7999.00
12/31/2010	8666.00	8568.00
1/31/2011	8805.00	8684.00
2/28/2011	9117.00	8983.00
3/31/2011	8984.00	8857.00
4/30/2011	9513.00	9382.00
5/31/2011	9558.00	9423.00
6/30/2011	9338.00	9205.00
7/31/2011	9376.00	9249.00
8/31/2011	8852.00	8728.00
9/30/2011	7833.00	7709.00
10/31/2011	8756.00	8617.00
11/30/2011	8335.00	8199.00
12/31/2011	8434.00	8289.00
1/31/2012	9039.00	8904.00
2/29/2012	9216.00	9093.00
3/31/2012	9506.00	9362.00
4/30/2012	9731.00	9583.00
5/31/2012	9166.00	9015.00
6/30/2012	9733.00	9570.00
7/31/2012	10036.00	9873.00
8/31/2012	10048.00	9886.00
9/30/2012	10071.00	9919.00
10/31/2012	10159.00	10007.00
11/30/2012	10204.00	10057.00
12/31/2012	10545.00	10396.00
1/31/2013	10826.00	10676.00
2/28/2013	10925.00	10786.00
3/31/2013	11210.00	11052.00
4/30/2013	11992.00	11825.00
5/31/2013	11097.00	10949.00
6/30/2013	10814.00	10656.00
7/31/2013	10918.00	10759.00
8/31/2013	10351.00	10193.00
9/30/2013	10938.00	10765.00
10/31/2013	11304.00	11129.00
11/30/2013	10860.00	10688.00
12/31/2013	10838.00	10664.00
1/31/2014	10902.00	10727.00
2/28/2014	11422.00	11237.00
3/31/2014	11472.00	11279.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

					BROOKFIELD ASSET
	SIMON PROPERTY	MITSUI FUDOSAN			MANAGEMENT, INC.
DESCRIPTION	GROUP, INC.	CO., LTD.	UNIBAIL-RODAMCO SE	PUBLIC STORAGE	(CLASS A)

MARKET VALUE	$64,505,464	33,634,995	31,564,406	30,446,985	29,011,151

% OF NET ASSETS	5.9	3.1	2.9	2.8	2.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.5%
Real Estate Management & Development	16.6
Specialized REITs	15.0
Office REITs	13.8
Diversified REITs	11.9
Residential REITs	10.1
Industrial REITs	5.3
Diversified Capital Markets	0.4
Short Term Investments	5.6
Other Assets & Liabilities	(5.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (Note 2)

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER			CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	3.97%	2.72%	4.26%	N/A	N/A	N/A

ONE YEAR	22.80%	23.11%	23.17%	22.80%	23.11%	23.17%

THREE YEARS	44.19%	45.34%	43.39%	12.97%	13.27%	12.76%

FIVE YEARS	167.28%	165.82%	174.42%	21.73%	21.60%	22.38%

SINCE INCEPTION (1)	72.56%	72.86%	72.54%	10.03%	10.06%	10.03%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Discertionary
	Discretionary Sector	Sector Index
	ETF (a)	(b)
	10000.00	10000.00
7/16/2008	10235.00	10251.00
8/31/2008	10027.00	10047.00
9/30/2008	8771.00	8725.00
10/1/2008	7407.00	7187.00
11/2/2008	6560.00	6384.00
12/3/2008	6969.00	6788.00
1/9/2009	6485.00	6309.00
2/9/2009	6029.00	5887.00
3/9/2009	6455.00	6289.00
4/30/2009	7801.00	7544.00
5/31/2009	8238.00	8059.00
6/30/2009	8221.00	8066.00
7/9/2009	9099.00	8967.00
8/31/2009	9376.00	9223.00
9/30/2009	9682.00	9547.00
10/31/2009	9537.00	9449.00
11/30/2009	9573.00	9478.00
12/31/2009	9918.00	9797.00
1/31/2010	9636.00	9531.00
2/28/2010	9475.00	9385.00
3/31/2010	10245.00	10129.00
4/30/2010	10330.00	10278.00
5/31/2010	9334.00	9279.00
6/30/2010	9285.00	9198.00
7/31/2010	10042.00	9951.00
8/31/2010	9753.00	9683.00
9/30/2010	10952.00	10896.00
10/31/2010	11347.00	11316.00
11/30/2010	11258.00	11213.00
12/31/2010	11944.00	11934.00
1/31/2011	12153.00	12123.00
2/28/2011	12349.00	12367.00
3/31/2011	11967.00	12033.00
4/30/2011	12833.00	12893.00
5/31/2011	12710.00	12772.00
6/30/2011	12857.00	12887.00
7/31/2011	12696.00	12778.00
8/31/2011	11419.00	11485.00
9/30/2011	10369.00	10375.00
10/31/2011	11333.00	11334.00
11/30/2011	10671.00	10661.00
12/31/2011	10447.00	10422.00
1/31/2012	11360.00	11315.00
2/29/2012	12167.00	12108.00
3/31/2012	12407.00	12305.00
4/30/2012	12291.00	12216.00
5/31/2012	11009.00	10913.00
6/30/2012	11363.00	11303.00
7/31/2012	11406.00	11352.00
8/31/2012	11744.00	11654.00
9/30/2012	11860.00	11795.00
10/31/2012	11951.00	11887.00
11/30/2012	12488.00	12415.00
12/31/2012	13018.00	12951.00
1/31/2013	13644.00	13584.00
2/28/2013	13720.00	13725.00
3/31/2013	14052.00	14009.00
4/30/2013	14678.00	14671.00
5/31/2013	14938.00	14876.00
6/30/2013	14672.00	14617.00
7/31/2013	15593.00	15534.00
8/31/2013	15332.00	15310.00
9/30/2013	16598.00	16550.00
10/31/2013	17013.00	16973.00
11/30/2013	17256.00	17197.00
12/31/2013	17453.00	17416.00
1/31/2014	16827.00	16822.00
2/28/2014	17389.00	17416.00
3/31/2014	17256.00	17254.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			HONDA MOTOR	CIE FINANCIERE	LVMH MOET HENNESSY
DESCRIPTION	TOYOTA MOTOR CORP.	DAIMLER AG	CO., LTD.	RICHEMONT SA	LOUIS VUITTON SA

MARKET VALUE	$1,335,084	796,072	479,899	438,935	420,642

% OF NET ASSETS	6.8	4.1	2.4	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF March 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	27.2%
Media	14.6
Hotels, Restaurants & Leisure	13.9
Auto Components	11.1
Textiles, Apparel & Luxury Goods	11.1
Specialty Retail	8.1
Household Durables	5.7
Multiline Retail	4.0
Leisure Products	1.8
Internet & Catalog Retail	0.9
Diversified Consumer Services	0.4
Distributors	0.3
Short Term Investments	3.1
Other Assets & Liabilities	(2.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	CONSUMER STAPLES	NET ASSET	MARKET	CONSUMER STAPLES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	3.17%	3.32%	4.21%	N/A	N/A	N/A

ONE YEAR	5.37%	5.04%	6.93%	5.37%	5.04%	6.93%

THREE YEARS	38.93%	38.84%	43.98%	11.58%	11.56%	12.92%

FIVE YEARS	134.08%	134.72%	148.92%	18.54%	18.61%	20.01%

SINCE INCEPTION (1)	65.52%	65.95%	78.71%	9.23%	9.28%	10.71%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Consumer	Consumer Staples
	Staples Sector	Sector Index
	ETF (a)	(b)
	10000.00	10000.00
7/16/2008	10258.00	10267.00
8/31/2008	10127.00	10158.00
9/30/2008	9430.00	9468.00
10/1/2008	8001.00	8060.00
11/2/2008	7752.00	7755.00
12/3/2008	8171.00	8240.00
1/9/2009	7562.00	7669.00
2/9/2009	6954.00	7044.00
3/9/2009	7070.00	7180.00
4/30/2009	7456.00	7597.00
5/31/2009	8354.00	8508.00
6/30/2009	8504.00	8696.00
7/9/2009	9175.00	9408.00
8/31/2009	9443.00	9685.00
9/30/2009	9852.00	10149.00
10/31/2009	10126.00	10423.00
11/30/2009	10361.00	10669.00
12/31/2009	10599.00	10890.00
1/31/2010	10396.00	10676.00
2/28/2010	10475.00	10738.00
3/31/2010	10835.00	11137.00
4/30/2010	10677.00	11005.00
5/31/2010	9734.00	10076.00
6/30/2010	9987.00	10346.00
7/31/2010	10540.00	10927.00
8/31/2010	10540.00	10939.00
9/30/2010	11416.00	11875.00
10/31/2010	11691.00	12127.00
11/30/2010	11170.00	11607.00
12/31/2010	11865.00	12349.00
1/31/2011	11574.00	12071.00
2/28/2011	11938.00	12399.00
3/31/2011	11914.00	12413.00
4/30/2011	12878.00	13433.00
5/31/2011	12975.00	13566.00
6/30/2011	12723.00	13320.00
7/31/2011	12805.00	13424.00
8/31/2011	12364.00	12955.00
9/30/2011	11653.00	12192.00
10/31/2011	12488.00	13011.00
11/30/2011	12259.00	12774.00
12/31/2011	12332.00	12844.00
1/31/2012	12273.00	12818.00
2/29/2012	12924.00	13488.00
3/31/2012	13259.00	13877.00
4/30/2012	13354.00	14015.00
5/31/2012	12332.00	12961.00
6/30/2012	13028.00	13699.00
7/31/2012	13448.00	14123.00
8/31/2012	13785.00	14508.00
9/30/2012	13927.00	14686.00
10/31/2012	13875.00	14687.00
11/30/2012	14300.00	15125.00
12/31/2012	14285.00	15150.00
1/31/2013	14955.00	15881.00
2/28/2013	15190.00	16147.00
3/31/2013	15709.00	16713.00
4/30/2013	16244.00	17315.00
5/31/2013	15450.00	16471.00
6/30/2013	15042.00	16041.00
7/31/2013	15597.00	16650.00
8/31/2013	15194.00	16232.00
9/30/2013	16044.00	17150.00
10/31/2013	16473.00	17650.00
11/30/2013	16380.00	17556.00
12/31/2013	16489.00	17704.00
1/31/2014	15554.00	16780.00
2/28/2014	16492.00	17786.00
3/31/2014	16552.00	17871.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		BRITISH AMERICAN	ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	INBEV NV	DIAGEO PLC	UNILEVER NV

MARKET VALUE	$5,589,793	2,415,491	1,953,165	1,822,417	1,702,947

% OF NET ASSETS	14.8	6.4	5.2	4.8	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	34.7%
Food & Staples Retailing	20.4
Beverages	19.2
Tobacco	11.9
Household Products	7.0
Personal Products	6.0
Short Term Investments	5.0
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	7.47%	7.84%	7.99%	N/A	N/A	N/A

ONE YEAR	12.72%	13.48%	13.69%	12.72%	13.48%	13.69%

THREE YEARS	−3.10%	−2.76%	−1.20%	−1.04%	−0.93%	−0.40%

FIVE YEARS	66.07%	68.05%	78.28%	10.68%	10.94%	12.26%

SINCE INCEPTION (1)	−0.47%	0.05%	5.61%	−0.08%	0.01%	0.96%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Energy	Energy Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	9937.00	9918.00
8/31/2008	9760.00	9686.00
9/30/2008	7972.00	7830.00
10/1/2008	6535.00	6403.00
11/2/2008	6353.00	6197.00
12/3/2008	6234.00	6138.00
1/9/2009	5961.00	5862.00
2/9/2009	5634.00	5541.00
3/9/2009	5993.00	5924.00
4/30/2009	6519.00	6497.00
5/31/2009	7785.00	7778.00
6/30/2009	7317.00	7352.00
7/9/2009	7622.00	7681.00
8/31/2009	7860.00	7945.00
9/30/2009	8377.00	8449.00
10/31/2009	8404.00	8509.00
11/30/2009	8598.00	8701.00
12/31/2009	8859.00	8995.00
1/31/2010	8276.00	8431.00
2/28/2010	8163.00	8310.00
3/31/2010	8668.00	8832.00
4/30/2010	8645.00	8833.00
5/31/2010	7563.00	7702.00
6/30/2010	7021.00	7139.00
7/31/2010	7784.00	7952.00
8/31/2010	7454.00	7624.00
9/30/2010	8278.00	8503.00
10/31/2010	8613.00	8860.00
11/30/2010	8316.00	8620.00
12/31/2010	9292.00	9655.00
1/31/2011	9743.00	10119.00
2/28/2011	10301.00	10690.00
3/31/2011	10272.00	10688.00
4/30/2011	10640.00	11084.00
5/31/2011	10132.00	10577.00
6/30/2011	9807.00	10212.00
7/31/2011	9735.00	10197.00
8/31/2011	8817.00	9221.00
9/30/2011	7770.00	8068.00
10/31/2011	9084.00	9482.00
11/30/2011	8887.00	9268.00
12/31/2011	8876.00	9246.00
1/31/2012	9183.00	9589.00
2/29/2012	9745.00	10175.00
3/31/2012	9216.00	9618.00
4/30/2012	9179.00	9568.00
5/31/2012	7909.00	8251.00
6/30/2012	8344.00	8673.00
7/31/2012	8564.00	8918.00
8/31/2012	8950.00	9317.00
9/30/2012	9049.00	9456.00
10/31/2012	8970.00	9382.00
11/30/2012	8836.00	9253.00
12/31/2012	8926.00	9361.00
1/31/2013	9249.00	9710.00
2/28/2013	8869.00	9311.00
3/31/2013	8829.00	9289.00
4/30/2013	8958.00	9438.00
5/31/2013	8886.00	9364.00
6/30/2013	8388.00	8841.00
7/31/2013	8909.00	9395.00
8/31/2013	8933.00	9418.00
9/30/2013	9261.00	9779.00
10/31/2013	9560.00	10109.00
11/30/2013	9435.00	9982.00
12/31/2013	9675.00	10241.00
1/31/2014	9130.00	9669.00
2/28/2014	9793.00	10387.00
3/31/2014	9953.00	10561.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

			ROYAL DUTCH	ROYAL DUTCH
DESCRIPTION	TOTAL SA	BP PLC	SHELL PLC (CLASS A)	SHELL PLC (CLASS B)	ENI SPA

MARKET VALUE	$1,379,995	1,371,566	1,319,072	888,321	625,641

% OF NET ASSETS	10.4	10.3	9.9	6.7	4.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	90.2%
Energy Equipment & Services	9.0
Short Term Investments	17.6
Other Assets & Liabilities	(16.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.35%	5.99%	6.35%	N/A	N/A	N/A

ONE YEAR	17.13%	17.26%	17.73%	17.13%	17.26%	17.73%

THREE YEARS	20.60%	21.04%	24.11%	6.44%	6.57%	7.46%

FIVE YEARS	119.41%	115.63%	130.17%	17.02%	16.61%	18.15%

SINCE INCEPTION (1)	10.91%	11.54%	15.03%	1.83%	1.93%	2.48%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Financial	Financials Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	10608.00	10703.00
8/31/2008	9988.00	10146.00
9/30/2008	8797.00	8960.00
10/1/2008	6409.00	6466.00
11/2/2008	5791.00	5875.00
12/3/2008	6129.00	6097.00
1/9/2009	5292.00	5311.00
2/9/2009	4443.00	4446.00
3/9/2009	5057.00	4998.00
4/30/2009	6233.00	6126.00
5/31/2009	7169.00	7066.00
6/30/2009	7121.00	7030.00
7/9/2009	7981.00	7909.00
8/31/2009	8728.00	8581.00
9/30/2009	9004.00	8939.00
10/31/2009	8675.00	8620.00
11/30/2009	8747.00	8675.00
12/31/2009	8671.00	8599.00
1/31/2010	8137.00	8089.00
2/28/2010	8175.00	8102.00
3/31/2010	8725.00	8684.00
4/30/2010	8581.00	8551.00
5/31/2010	7480.00	7440.00
6/30/2010	7318.00	7306.00
7/31/2010	8293.00	8291.00
8/31/2010	7827.00	7855.00
9/30/2010	8499.00	8528.00
10/31/2010	8742.00	8749.00
11/30/2010	8070.00	8107.00
12/31/2010	8725.00	8808.00
1/31/2011	9156.00	9204.00
2/28/2011	9534.00	9566.00
3/31/2011	9197.00	9270.00
4/30/2011	9678.00	9770.00
5/31/2011	9272.00	9381.00
6/30/2011	9073.00	9208.00
7/31/2011	8716.00	8896.00
8/31/2011	7856.00	8012.00
9/30/2011	6970.00	7112.00
10/31/2011	7687.00	7807.00
11/30/2011	7042.00	7185.00
12/31/2011	6982.00	7108.00
1/31/2012	7601.00	7747.00
2/29/2012	8138.00	8262.00
3/31/2012	8069.00	8215.00
4/30/2012	7844.00	7981.00
5/31/2012	6810.00	6967.00
6/30/2012	7450.00	7615.00
7/31/2012	7543.00	7707.00
8/31/2012	7836.00	8019.00
9/30/2012	8226.00	8428.00
10/31/2012	8428.00	8641.00
11/30/2012	8656.00	8864.00
12/31/2012	9059.00	9270.00
1/31/2013	9659.00	9881.00
2/28/2013	9531.00	9800.00
3/31/2013	9469.00	9771.00
4/30/2013	10194.00	10499.00
5/31/2013	9799.00	10043.00
6/30/2013	9382.00	9610.00
7/31/2013	10018.00	10234.00
8/31/2013	9801.00	10047.00
9/30/2013	10528.00	10816.00
10/31/2013	10998.00	11329.00
11/30/2013	11062.00	11365.00
12/31/2013	11163.00	11496.00
1/31/2014	10616.00	10984.00
2/28/2014	11098.00	11472.00
3/31/2014	11091.00	11503.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

		COMMONWEALTH	ROYAL BANK	WESTPAC BANKING
DESCRIPTION	HSBC HOLDINGS PLC	BANK OF AUSTRALIA	OF CANADA	CORP.	BNP PARIBAS

MARKET VALUE	$486,901	302,964	271,616	268,139	259,594

% OF NET ASSETS	4.4	2.7	2.4	2.4	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Banks	52.5%
Insurance	19.9
Capital Markets	9.0
Real Estate Management & Development	8.0
Diversified Financial Services	4.9
Real Estate Investment Trusts	3.9
Consumer Finance	1.0
Transportation Infrastructure	0.0 ***
Short Term Investments	3.6
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less then 0.05% of net assets.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

SIX MONTHS	13.67%	13.57%	13.70%	N/A	N/A	N/A

ONE YEAR	20.99%	20.71%	21.54%	20.99%	20.71%	21.54%

THREE YEARS	62.12%	61.93%	65.83%	17.48%	17.43%	18.36%

FIVE YEARS	142.86%	142.21%	154.69%	19.42%	19.35%	20.56%

SINCE INCEPTION (1)	70.67%	70.60%	80.82%	9.81%	9.81%	10.94%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Health	Health Care
	Care Sector	Sector Index
	ETF (a)	(b)
	10000.00	10000.00
7/16/2008	10163.00	10204.00
8/31/2008	10042.00	10044.00
9/30/2008	9103.00	9082.00
10/1/2008	8048.00	8070.00
11/2/2008	7602.00	7615.00
12/3/2008	8235.00	8237.00
1/9/2009	7708.00	7708.00
2/9/2009	6852.00	6852.00
3/9/2009	7028.00	7099.00
4/30/2009	7216.00	7282.00
5/31/2009	7897.00	7978.00
6/30/2009	7972.00	8094.00
7/9/2009	8604.00	8741.00
8/31/2009	8948.00	9086.00
9/30/2009	9356.00	9532.00
10/31/2009	9267.00	9475.00
11/30/2009	9605.00	9798.00
12/31/2009	9741.00	9945.00
1/31/2010	9557.00	9766.00
2/28/2010	9557.00	9783.00
3/31/2010	9781.00	9998.00
4/30/2010	9462.00	9685.00
5/31/2010	8606.00	8835.00
6/30/2010	8909.00	9100.00
7/31/2010	9151.00	9301.00
8/31/2010	9268.00	9512.00
9/30/2010	9891.00	10223.00
10/31/2010	10075.00	10418.00
11/30/2010	9652.00	9966.00
12/31/2010	10222.00	10581.00
1/31/2011	10269.00	10633.00
2/28/2011	10569.00	10941.00
3/31/2011	10529.00	10902.00
4/30/2011	11311.00	11717.00
5/31/2011	11607.00	12029.00
6/30/2011	11347.00	11774.00
7/31/2011	11508.00	11969.00
8/31/2011	10777.00	11193.00
9/30/2011	10157.00	10573.00
10/31/2011	10563.00	11028.00
11/30/2011	10332.00	10758.00
12/31/2011	10679.00	11126.00
1/31/2012	10804.00	11258.00
2/29/2012	11153.00	11633.00
3/31/2012	11294.00	11787.00
4/30/2012	11471.00	11957.00
5/31/2012	10635.00	11082.00
6/30/2012	11384.00	11880.00
7/31/2012	11788.00	12293.00
8/31/2012	11944.00	12468.00
9/30/2012	12395.00	12960.00
10/31/2012	12341.00	12919.00
11/30/2012	12446.00	13025.00
12/31/2012	12573.00	13157.00
1/31/2013	13389.00	14055.00
2/28/2013	13539.00	14254.00
3/31/2013	14106.00	14877.00
4/30/2013	14767.00	15592.00
5/31/2013	14352.00	15160.00
6/30/2013	14156.00	14892.00
7/31/2013	14591.00	15407.00
8/31/2013	14404.00	15190.00
9/30/2013	15015.00	15903.00
10/31/2013	15511.00	16387.00
11/30/2013	15898.00	16802.00
12/31/2013	16119.00	17023.00
1/31/2014	16133.00	17054.00
2/28/2014	17430.00	18435.00
3/31/2014	17067.00	18082.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	NOVARTIS AG	ROCHE HOLDING AG	GLAXOSMITHKLINE PLC	SANOFI	BAYER AG

MARKET VALUE	$7,042,113	5,131,403	4,025,381	3,941,512	3,415,931

% OF NET ASSETS	12.0	8.7	6.9	6.7	5.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	76.7%
Health Care Equipment & Supplies	8.7
Health Care Providers & Services	7.1
Biotechnology	5.2
Life Sciences Tools & Services	0.6
Chemicals	0.5
Health Care Technology	0.2
Short Term Investments	1.8
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR	NET ASSET	MARKET	BMI INDUSTRIAL SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	5.26%	4.27%	6.36%	N/A	N/A	N/A

ONE YEAR	17.22%	16.42%	19.72%	17.22%	16.42%	19.72%

THREE YEARS	16.03%	16.34%	20.28%	5.08%	5.18%	6.35%

FIVE YEARS	133.74%	132.58%	147.23%	18.51%	18.39%	19.85%

SINCE INCEPTION (1)	31.45%	31.19%	36.84%	4.91%	4.87%	5.65%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Industrial	Industrial Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	10237.00	10271.00
8/31/2008	9847.00	9763.00
9/30/2008	8051.00	8028.00
10/1/2008	6121.00	5996.00
11/2/2008	6008.00	5836.00
12/3/2008	6505.00	6396.00
1/9/2009	5857.00	5783.00
2/9/2009	5276.00	5155.00
3/9/2009	5622.00	5534.00
4/30/2009	6534.00	6469.00
5/31/2009	7261.00	7186.00
6/30/2009	7228.00	7141.00
7/9/2009	7830.00	7756.00
8/31/2009	8331.00	8215.00
9/30/2009	8723.00	8600.00
10/31/2009	8517.00	8374.00
11/30/2009	8708.00	8507.00
12/31/2009	8907.00	8739.00
1/31/2010	8746.00	8567.00
2/28/2010	8708.00	8565.00
3/31/2010	9410.00	9269.00
4/30/2010	9451.00	9351.00
5/31/2010	8458.00	8338.00
6/30/2010	8391.00	8286.00
7/31/2010	9079.00	8983.00
8/31/2010	8687.00	8614.00
9/30/2010	9764.00	9710.00
10/31/2010	10080.00	10055.00
11/30/2010	9916.00	9844.00
12/31/2010	10802.00	10802.00
1/31/2011	11027.00	11063.00
2/28/2011	11214.00	11181.00
3/31/2011	11329.00	11374.00
4/30/2011	11823.00	11942.00
5/31/2011	11425.00	11526.00
6/30/2011	11290.00	11444.00
7/31/2011	11034.00	11215.00
8/31/2011	9888.00	10063.00
9/30/2011	8727.00	8856.00
10/31/2011	9605.00	9725.00
11/30/2011	9135.00	9258.00
12/31/2011	9113.00	9202.00
1/31/2012	9804.00	9968.00
2/29/2012	10299.00	10533.00
3/31/2012	10180.00	10436.00
4/30/2012	10007.00	10221.00
5/31/2012	8933.00	9109.00
6/30/2012	9258.00	9478.00
7/31/2012	9426.00	9578.00
8/31/2012	9558.00	9740.00
9/30/2012	9820.00	10048.00
10/31/2012	9907.00	10102.00
11/30/2012	10166.00	10352.00
12/31/2012	10583.00	10807.00
1/31/2013	11033.00	11228.00
2/28/2013	11150.00	11352.00
3/31/2013	11214.00	11430.00
4/30/2013	11526.00	11725.00
5/31/2013	11414.00	11650.00
6/30/2013	10963.00	11222.00
7/31/2013	11577.00	11852.00
8/31/2013	11451.00	11758.00
9/30/2013	12489.00	12865.00
10/31/2013	12737.00	13139.00
11/30/2013	12837.00	13244.00
12/31/2013	13070.00	13531.00
1/31/2014	12630.00	13111.00
2/28/2014	13159.00	13686.00
3/31/2014	13145.00	13684.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

				CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	ABB, LTD.	SCHNEIDER ELECTRIC SA	RAILWAY CO.	VINCI SA

MARKET VALUE	$1,156,552	709,024	560,346	545,724	505,547

% OF NET ASSETS	4.3	2.6	2.1	2.0	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	19.1%
Industrial Conglomerates	11.8
Electrical Equipment	9.4
Trading Companies & Distributors	9.0
Road & Rail	8.7
Construction & Engineering	7.6
Aerospace & Defense	6.3
Commercial Services & Supplies	6.0
Professional Services	4.9
Building Products	4.6
Transportation Infrastructure	3.2
Air Freight & Logistics	3.0
Marine	2.6
Airlines	2.5
Food Products	0.3
Oil, Gas & Consumable Fuels	0.1
Real Estate Investment Trusts	0.0 ***
Short Term Investments	3.9
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI MATERIALS	NET ASSET	MARKET	EX-U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	1.71%	1.87%	2.57%	N/A	N/A	N/A

ONE YEAR	3.18%	3.25%	4.10%	3.18%	3.25%	4.10%

THREE YEARS	−20.33%	−20.39%	−19.13%	−7.29%	−7.32%	−6.83%

FIVE YEARS	69.23%	69.87%	82.63%	11.09%	11.18%	12.80%

SINCE INCEPTION (1)	−18.12%	−18.29%	−9.69%	−3.44%	−3.48%	−1.77%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Material	Materials Sector
	Sector ETF	Index
	10000.00	10000.00
7/16/2008	9968.00	9987.00
8/31/2008	9185.00	9147.00
9/30/2008	6856.00	6920.00
10/1/2008	4931.00	4926.00
11/2/2008	4711.00	4686.00
12/3/2008	5116.00	5124.00
1/9/2009	4662.00	4709.00
2/9/2009	4375.00	4415.00
3/9/2009	4839.00	4945.00
4/30/2009	5455.00	5618.00
5/31/2009	6478.00	6667.00
6/30/2009	6254.00	6428.00
7/9/2009	6978.00	7193.00
8/31/2009	7105.00	7355.00
9/30/2009	7465.00	7760.00
10/31/2009	7406.00	7699.00
11/30/2009	8090.00	8425.00
12/31/2009	8325.00	8686.00
1/31/2010	7639.00	7968.00
2/28/2010	7778.00	8138.00
3/31/2010	8528.00	8934.00
4/30/2010	8340.00	8839.00
5/31/2010	7399.00	7851.00
6/30/2010	7174.00	7686.00
7/31/2010	7815.00	8343.00
8/31/2010	7651.00	8232.00
9/30/2010	8624.00	9264.00
10/31/2010	9089.00	9778.00
11/30/2010	9036.00	9757.00
12/31/2010	10085.00	10883.00
1/31/2011	9796.00	10575.00
2/28/2011	10288.00	11049.00
3/31/2011	10277.00	11168.00
4/30/2011	10782.00	11768.00
5/31/2011	10287.00	11244.00
6/30/2011	10228.00	11106.00
7/31/2011	10063.00	11005.00
8/31/2011	9167.00	10067.00
9/30/2011	7578.00	8260.00
10/31/2011	8594.00	9349.00
11/30/2011	8186.00	8888.00
12/31/2011	7781.00	8445.00
1/31/2012	8625.00	9400.00
2/29/2012	8940.00	9755.00
3/31/2012	8537.00	9261.00
4/30/2012	8392.00	9079.00
5/31/2012	7158.00	7767.00
6/30/2012	7443.00	8053.00
7/31/2012	7389.00	8037.00
8/31/2012	7497.00	8198.00
9/30/2012	8016.00	8797.00
10/31/2012	8100.00	8821.00
11/30/2012	8085.00	8800.00
12/31/2012	8504.00	9213.00
1/31/2013	8627.00	9331.00
2/28/2013	8316.00	9037.00
3/31/2013	7936.00	8676.00
4/30/2013	7795.00	8486.00
5/31/2013	7769.00	8422.00
6/30/2013	7072.00	7682.00
7/31/2013	7386.00	8084.00
8/31/2013	7551.00	8257.00
9/30/2013	8050.00	8805.00
10/31/2013	8157.00	8946.00
11/30/2013	8077.00	8834.00
12/31/2013	8163.00	8952.00
1/31/2014	7893.00	8687.00
2/28/2014	8333.00	9182.00
3/31/2014	8188.00	9031.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	BHP BILLITON, LTD.	BASF SE	RIO TINTO PLC	BHP BILLITON PLC	GLENCORE XSTRATA PLC

MARKET VALUE	$668,743	602,689	418,087	407,427	334,934

% OF NET ASSETS	7.1	6.4	4.5	4.4	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	45.8%
Chemicals	40.5
Construction Materials	7.0
Paper & Forest Products	3.1
Containers & Packaging	2.7
Short Term Investments	11.1
Other Assets & Liabilities	(10.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	7.03%	7.43%	8.44%	N/A	N/A	N/A

ONE YEAR	17.79%	17.46%	19.54%	17.79%	17.46%	19.54%

THREE YEARS	19.57%	19.61%	23.73%	6.14%	6.15%	7.35%

FIVE YEARS	106.91%	106.25%	116.99%	15.65%	15.58%	16.76%

SINCE INCEPTION (1)	24.14%	24.05%	28.83%	3.86%	3.85%	4.54%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Technology	Information Technology
	Sector ETF	Sector Index
	(a)	(b)
	10000.00	10000.00
7/16/2008	10238.00	10224.00
8/31/2008	9838.00	9824.00
9/30/2008	8019.00	8021.00
10/1/2008	6327.00	6322.00
11/2/2008	5895.00	5880.00
12/3/2008	6275.00	6274.00
1/9/2009	5996.00	5988.00
2/9/2009	5349.00	5310.00
3/9/2009	6000.00	5937.00
4/30/2009	6919.00	6870.00
5/31/2009	7454.00	7445.00
6/30/2009	7544.00	7508.00
7/9/2009	8281.00	8183.00
8/31/2009	8572.00	8532.00
9/30/2009	8967.00	8933.00
10/31/2009	8474.00	8482.00
11/30/2009	8434.00	8425.00
12/31/2009	8933.00	8882.00
1/31/2010	9006.00	8956.00
2/28/2010	8867.00	8866.00
3/31/2010	9763.00	9739.00
4/30/2010	9954.00	9961.00
5/31/2010	8713.00	8736.00
6/30/2010	8406.00	8470.00
7/31/2010	8951.00	8975.00
8/31/2010	8244.00	8297.00
9/30/2010	9133.00	9163.00
10/31/2010	9351.00	9393.00
11/30/2010	9310.00	9349.00
12/31/2010	10327.00	10303.00
1/31/2011	10583.00	10585.00
2/28/2011	10761.00	10729.00
3/31/2011	10382.00	10412.00
4/30/2011	10653.00	10732.00
5/31/2011	10308.00	10365.00
6/30/2011	9996.00	10025.00
7/31/2011	9715.00	9871.00
8/31/2011	8881.00	9045.00
9/30/2011	8244.00	8379.00
10/31/2011	9147.00	9289.00
11/30/2011	8874.00	8930.00
12/31/2011	8621.00	8721.00
1/31/2012	9053.00	9202.00
2/29/2012	9723.00	9865.00
3/31/2012	10029.00	10138.00
4/30/2012	9837.00	10025.00
5/31/2012	8531.00	8705.00
6/30/2012	8825.00	9012.00
7/31/2012	8903.00	9146.00
8/31/2012	8897.00	9110.00
9/30/2012	9240.00	9470.00
10/31/2012	9278.00	9455.00
11/30/2012	9756.00	9913.00
12/31/2012	10159.00	10344.00
1/31/2013	10370.00	10530.00
2/28/2013	10541.00	10726.00
3/31/2013	10540.00	10778.00
4/30/2013	11001.00	11197.00
5/31/2013	10933.00	11194.00
6/30/2013	10406.00	10655.00
7/31/2013	10588.00	10851.00
8/31/2013	10659.00	10965.00
9/30/2013	11599.00	11881.00
10/31/2013	11854.00	12210.00
11/30/2013	12272.00	12653.00
12/31/2013	12373.00	12775.00
1/31/2014	11825.00	12326.00
2/28/2014	12531.00	13022.00
3/31/2014	12414.00	12883.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

	SAMSUNG ELECTRONICS		TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP AG	LM ERICSSON (CLASS B)	ASML HOLDING NV	CANON, INC.

MARKET VALUE	$2,173,195	978,796	548,945	536,315	462,267

% OF NET ASSETS	15.2	6.8	3.8	3.7	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	29.3%
Electronic Equipment, Instruments & Components	22.6
Software	16.5
IT Services	10.4
Technology Hardware, Storage & Peripherals	10.4
Communications Equipment	5.6
Internet Software & Services	4.7
Short Term Investments	3.4
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	TELECOMMUNICATION	NET ASSET	MARKET	TELECOMMUNICATION
	VALUE	VALUE	SERVICES SECTOR INDEX	VALUE	VALUE	SERVICES SECTOR INDEX

SIX MONTHS	9.15%	9.52%	9.64%	N/A	N/A	N/A

ONE YEAR	31.23%	30.54%	32.94%	31.23%	30.54%	32.94%

THREE YEARS	28.42%	28.71%	33.46%	8.70%	8.78%	10.10%

FIVE YEARS	105.28%	105.85%	116.70%	15.47%	15.53%	16.73%

SINCE INCEPTION (1)	40.25%	40.30%	48.89%	6.10%	6.11%	7.23%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Telecommunications	Telecommunication Services
	Sector ETF	Sector Index
	(a)	(b)
	10000.00	10000.00
7/16/2008	9771.00	9788.00
8/31/2008	9437.00	9466.00
9/30/2008	8455.00	8456.00
10/1/2008	7129.00	7133.00
11/2/2008	7423.00	7451.00
12/3/2008	8061.00	8094.00
1/9/2009	7185.00	7195.00
2/9/2009	6770.00	6795.00
3/9/2009	6831.00	6871.00
4/30/2009	6951.00	7014.00
5/31/2009	7642.00	7711.00
6/30/2009	7796.00	7882.00
7/9/2009	8460.00	8553.00
8/31/2009	8779.00	8884.00
9/30/2009	9189.00	9302.00
10/31/2009	9111.00	9230.00
11/30/2009	9454.00	9572.00
12/31/2009	9349.00	9484.00
1/31/2010	8873.00	8978.00
2/28/2010	8783.00	8887.00
3/31/2010	9074.00	9181.00
4/30/2010	8842.00	8943.00
5/31/2010	8109.00	8189.00
6/30/2010	8303.00	8415.00
7/31/2010	9263.00	9400.00
8/31/2010	9328.00	9464.00
9/30/2010	9932.00	10096.00
10/31/2010	10525.00	10702.00
11/30/2010	9724.00	9900.00
12/31/2010	10115.00	10313.00
1/31/2011	10537.00	10762.00
2/28/2011	10851.00	11067.00
3/31/2011	10921.00	11156.00
4/30/2011	11409.00	11667.00
5/31/2011	11099.00	11395.00
6/30/2011	11016.00	11309.00
7/31/2011	11046.00	11356.00
8/31/2011	10356.00	10637.00
9/30/2011	9767.00	10003.00
10/31/2011	10518.00	10788.00
11/30/2011	10177.00	10441.00
12/31/2011	9990.00	10250.00
1/31/2012	9814.00	10070.00
2/29/2012	10038.00	10314.00
3/31/2012	9992.00	10268.00
4/30/2012	9756.00	10015.00
5/31/2012	9035.00	9292.00
6/30/2012	9909.00	10229.00
7/31/2012	9972.00	10298.00
8/31/2012	10319.00	10670.00
9/30/2012	10473.00	10859.00
10/31/2012	10046.00	10433.00
11/30/2012	10102.00	10523.00
12/31/2012	10102.00	10540.00
1/31/2013	10629.00	11109.00
2/28/2013	10157.00	10629.00
3/31/2013	10687.00	11199.00
4/30/2013	11477.00	12064.00
5/31/2013	11026.00	11611.00
6/30/2013	11020.00	11626.00
7/31/2013	11678.00	12333.00
8/31/2013	11701.00	12356.00
9/30/2013	12849.00	13580.00
10/31/2013	13598.00	14368.00
11/30/2013	13785.00	14577.00
12/31/2013	14211.00	15035.00
1/31/2014	13607.00	14419.00
2/28/2014	14176.00	15018.00
3/31/2014	14025.00	14889.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	VODAFONE GROUP PLC	SOFTBANK CORP.	TELEFONICA SA	BT GROUP PLC	DEUTSCHE TELEKOM AG

MARKET VALUE	$3,860,809	2,950,723	2,609,617	2,048,148	1,995,201

% OF NET ASSETS	12.6	9.6	8.5	6.7	6.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	63.7%
Wireless Telecommunication Services	35.6
Short Term Investments	14.7
Other Assets & Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2014 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2014

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI UTILITIES	NET ASSET	MARKET	EX-U.S. BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	9.18%	9.52%	9.77%	N/A	N/A	N/A

ONE YEAR	22.78%	22.93%	23.54%	22.78%	22.93%	23.54%

THREE YEARS	4.09%	4.58%	7.19%	1.34%	1.50%	2.34%

FIVE YEARS	33.13%	34.35%	39.23%	5.89%	6.08%	6.84%

SINCE INCEPTION (1)	−17.80%	−17.31%	−14.40%	−3.38%	−3.27%	−2.69%

(1)	For the period July 16, 2008 to March 31, 2014.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Utililies	Ex-U.S. BMI
	Sector ETF	Utilities Sector
	(a)	Index (b)
	10000.00	10000.00
7/16/2008	10214.00	10188.00
8/31/2008	9762.00	9715.00
9/30/2008	8613.00	8555.00
10/1/2008	7312.00	7257.00
11/2/2008	7146.00	7086.00
12/3/2008	7771.00	7738.00
1/9/2009	7027.00	7001.00
2/9/2009	6253.00	6216.00
3/9/2009	6173.00	6149.00
4/30/2009	6630.00	6572.00
5/31/2009	7249.00	7231.00
6/30/2009	7148.00	7128.00
7/9/2009	7405.00	7403.00
8/31/2009	7891.00	7890.00
9/30/2009	8186.00	8201.00
10/31/2009	7747.00	7781.00
11/30/2009	8060.00	8091.00
12/31/2009	8190.00	8217.00
1/31/2010	7739.00	7803.00
2/28/2010	7635.00	7701.00
3/31/2010	7851.00	7929.00
4/30/2010	7569.00	7652.00
5/31/2010	6868.00	6927.00
6/30/2010	6832.00	6895.00
7/31/2010	7416.00	7487.00
8/31/2010	7339.00	7409.00
9/30/2010	7637.00	7720.00
10/31/2010	8049.00	8138.00
11/30/2010	7384.00	7479.00
12/31/2010	7834.00	7944.00
1/31/2011	8142.00	8241.00
2/28/2011	8344.00	8433.00
3/31/2011	7896.00	7990.00
4/30/2011	8303.00	8398.00
5/31/2011	7813.00	7936.00
6/30/2011	7873.00	7991.00
7/31/2011	7569.00	7691.00
8/31/2011	7076.00	7186.00
9/30/2011	6762.00	6850.00
10/31/2011	6933.00	7038.00
11/30/2011	6750.00	6857.00
12/31/2011	6507.00	6630.00
1/31/2012	6582.00	6698.00
2/29/2012	6826.00	6949.00
3/31/2012	6808.00	6943.00
4/30/2012	6590.00	6730.00
5/31/2012	5987.00	6115.00
6/30/2012	6496.00	6649.00
7/31/2012	6140.00	6314.00
8/31/2012	6423.00	6613.00
9/30/2012	6676.00	6882.00
10/31/2012	6672.00	6881.00
11/30/2012	6582.00	6790.00
12/31/2012	6766.00	6993.00
1/31/2013	6795.00	7023.00
2/28/2013	6585.00	6807.00
3/31/2013	6695.00	6929.00
4/30/2013	7311.00	7556.00
5/31/2013	7105.00	7349.00
6/30/2013	6890.00	7135.00
7/31/2013	7182.00	7454.00
8/31/2013	6958.00	7211.00
9/30/2013	7529.00	7799.00
10/31/2013	7709.00	8002.00
11/30/2013	7661.00	7960.00
12/31/2013	7683.00	7991.00
1/31/2014	7492.00	7801.00
2/28/2014	8069.00	8401.00
3/31/2014	8220.00	8560.00

Past performance is not a guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2014

DESCRIPTION	NATIONAL GRID PLC	GDF SUEZ	E.ON AG	IBERDROLA SA	ENEL SPA

MARKET VALUE	$5,407,314	4,257,857	4,006,286	3,766,133	3,760,759

% OF NET ASSETS	8.6	6.7	6.3	6.0	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	42.2%
Multi-Utilities	36.5
Gas Utilities	13.5
Independent Power & Renewable Electricity Producers	4.1
Water Utilities	3.5
Short Term Investments	4.5
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	40,376	$4,234,828

FRANCE — 12.9%
Air Liquide SA	16,490	2,234,552
AXA SA	109,291	2,841,640
BNP Paribas	55,960	4,318,332
LVMH Moet Hennessy Louis Vuitton SA	14,095	2,563,317
Sanofi	63,726	6,647,000
Schneider Electric SA	30,634	2,716,940
Total SA (a)	125,679	8,245,130

		29,566,911

GERMANY — 15.4%
Allianz SE	23,923	4,045,648
BASF SE	48,606	5,404,850
Bayer AG	43,730	5,917,392
Daimler AG	51,978	4,913,696
Deutsche Bank AG	53,773	2,406,807
Deutsche Telekom AG	160,714	2,598,242
SAP AG	50,143	4,060,878
Siemens AG	43,989	5,923,338

		35,270,851

ITALY — 1.6%
ENI SpA	141,522	3,551,909

NETHERLANDS — 2.8%
ING Groep NV (b)	204,264	2,892,688
Unilever NV	83,200	3,421,190

		6,313,878

SPAIN — 5.6%
Banco Bilbao Vizcaya Argentaria SA	306,005	3,676,828
Banco Santander SA	611,374	5,831,814
Telefonica SA	210,492	3,331,919

		12,840,561

SWEDEN — 0.9%
Telefonaktiebolaget LM Ericsson (Class B)	160,516	2,134,090

SWITZERLAND — 23.3%
ABB, Ltd. (b)	122,854	3,170,964
Cie Financiere Richemont SA	27,611	2,638,103
Credit Suisse Group AG (b)	78,960	2,555,574
Glencore Xstrata PLC	526,098	2,708,437
Nestle SA	170,515	12,846,293
Novartis AG	143,094	12,149,261
Roche Holding AG	37,149	11,144,490
UBS AG (b)	189,531	3,917,854
Zurich Insurance Group AG (b)	7,849	2,411,523

		53,542,499

UNITED KINGDOM — 35.2%
AstraZeneca PLC	66,077	4,270,363
Barclays PLC	796,646	3,099,852
BG Group PLC	179,108	3,336,854
BHP Billiton PLC	112,981	3,473,290
BP PLC	973,753	7,792,284
British American Tobacco PLC	100,070	5,564,672
Diageo PLC	132,284	4,104,199
GlaxoSmithKline PLC	258,364	6,855,093
HSBC Holdings PLC	984,818	9,974,175
Lloyds Banking Group PLC (b)	2,532,225	3,151,424
National Grid PLC	203,868	2,793,802
Reckitt Benckiser Group PLC	34,696	2,826,809
Rio Tinto PLC	66,344	3,691,455
Royal Dutch Shell PLC (Class A)	204,151	7,461,960
Standard Chartered PLC	103,857	2,170,375
Tesco PLC	423,288	2,084,592
Unilever PLC	67,886	2,898,441
Vodafone Group PLC	1,383,481	5,081,155

		80,630,795

TOTAL COMMON STOCKS —
(Cost $217,265,925)		228,086,322

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (b) (Cost $70,700)	306,005	71,698

SHORT TERM INVESTMENTS — 2.9%
UNITED STATES — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	100,838	100,838
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	6,606,712	6,606,712

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,707,550)		6,707,550

TOTAL INVESTMENTS — 102.4%
(Cost $224,044,175)		234,865,570
OTHER ASSETS & LIABILITIES — (2.4)%		(5,477,075)

NET ASSETS — 100.0%		$229,388,495

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.0%
Anheuser-Busch InBev NV	1,479,143	$155,139,606

FRANCE — 34.5%
Air Liquide SA	605,584	82,062,384
AXA SA	4,002,694	104,072,758
BNP Paribas	2,049,508	158,156,830
Carrefour SA	1,203,412	46,598,425
Compagnie de Saint-Gobain	887,675	53,647,742
Danone	1,132,091	80,090,401
Essilor International SA	417,326	42,103,131
France Telecom SA	3,748,028	55,376,497
GDF Suez	2,956,603	80,928,245
L’Oreal SA	461,680	76,166,338
LVMH Moet Hennessy Louis Vuitton SA	517,610	94,132,570
Sanofi	2,334,109	243,461,404
Schneider Electric SA	1,122,287	99,536,038
Societe Generale	1,546,913	95,312,498
Total SA	4,603,424	302,006,156
Unibail-Rodamco SE	188,315	48,924,245
Vinci SA	1,020,930	75,856,563
Vivendi SA	2,463,820	68,662,244

		1,807,094,469

GERMANY — 32.3%
Allianz SE	876,149	148,166,628
BASF SE	1,780,239	197,957,548
Bayer AG	1,601,719	216,739,077
Bayerische Motoren Werke AG	622,661	78,626,658
Daimler AG	1,903,712	179,965,773
Deutsche Bank AG	1,974,640	88,382,230
Deutsche Post AG	1,836,804	68,276,559
Deutsche Telekom AG	5,889,273	95,211,096
E.ON AG	3,875,653	75,797,546
Muenchener Rueckversicherungs- Gesellschaft AG	311,822	68,161,290
RWE AG	935,055	37,966,255
SAP AG	1,836,421	148,724,290
Siemens AG	1,611,191	216,954,896
Volkswagen AG Preference Shares	278,610	72,229,293

		1,693,159,139

IRELAND — 0.7%
CRH PLC	1,431,866	39,854,200

ITALY — 8.5%
Assicurazioni Generali SpA	2,587,840	57,709,034
Enel SpA	12,343,433	69,886,657
ENI SpA	5,182,777	130,076,946
Intesa Sanpaolo SpA	27,057,646	91,738,785
UniCredit SpA	10,467,805	95,652,652

		445,064,074

LUXEMBOURG — 0.0% (a)
APERAM (b)	1	27

NETHERLANDS — 8.5%
Airbus Group NV	1,124,593	80,582,931
ASML Holding NV	743,442	68,887,126
ING Groep NV (b)	7,479,922	105,927,022
Koninklijke Philips NV	1,816,502	63,854,142
Unilever NV	3,046,880	125,287,937

		444,539,158

SPAIN — 12.4%
Banco Bilbao Vizcaya Argentaria SA	11,206,671	134,654,649
Banco Santander SA	22,397,368	213,645,475
Iberdrola SA	10,629,977	74,367,264
Industria de Diseno Textil SA	410,590	61,626,019
Repsol YPF SA	1,626,945	41,539,279
Telefonica SA	7,708,358	122,017,112

		647,849,798

TOTAL COMMON STOCKS —
(Cost $4,432,876,409)		5,232,700,471

RIGHTS — 0.1%
SPAIN — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (b) (Cost $2,589,210)	11,206,671	2,625,750

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.08% (c)(d) (Cost $13,203,483)	13,203,483	13,203,483

TOTAL INVESTMENTS — 100.2%
(Cost $4,448,669,102)		5,248,529,704
OTHER ASSETS & LIABILITIES — (0.2)%		(8,858,214)

NET ASSETS — 100.0%		$5,239,671,490

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHINA — 28.2%
Agricultural Bank of China, Ltd.	3,502,000	$1,525,936
Air China, Ltd.	1,309,414	773,118
Aluminum Corp. of China, Ltd. (a)(b)	1,318,304	453,764
Angang Steel Co., Ltd. (a)(b)	511,244	315,036
Anhui Conch Cement Co., Ltd. (b)	893,750	3,830,991
Baidu, Inc. ADR (a)	57,921	8,826,002
Bank of China, Ltd.	12,759,466	5,658,409
Bank of Communications Co., Ltd. (b)	2,219,630	1,450,748
Brilliance China Automotive Holdings, Ltd.	308,000	470,911
BYD Co., Ltd. (a)(b)	115,800	715,815
China Citic Bank Corp., Ltd.	2,117,341	1,220,118
China Coal Energy Co., Ltd (b)	823,000	463,644
China Communications Construction Co., Ltd. (Class H)	876,000	610,949
China Construction Bank Corp.	14,649,148	10,254,526
China COSCO Holdings Co., Ltd. (a)(b)	1,217,230	503,711
China Fangda Group Co., Ltd.	103,200	45,500
China Life Insurance Co., Ltd.	1,766,708	4,999,225
China Longyuan Power Group Corp.	606,000	610,137
China Merchants Bank Co., Ltd. (b)	1,325,760	2,402,999
China Merchants Property Development Co., Ltd.	382,184	925,276
China Minsheng Banking Corp., Ltd. (Class H) (b)	923,000	925,731
China National Building Material Co., Ltd. (b)	528,000	529,562
China Oilfield Services, Ltd.	352,557	827,188
China Pacific Insurance Group Co., Ltd.	204,200	729,187
China Petroleum & Chemical Corp.	6,271,726	5,611,125
China Railway Construction Corp. (Class H) (b)	304,000	257,087
China Railway Group, Ltd.	875,000	407,210
China Shenhua Energy Co., Ltd.	995,040	2,873,373
China Shipping Container Lines Co., Ltd. (a)(b)	4,691,339	1,064,420
China Shipping Development Co., Ltd. (a)(b)	781,215	445,140
China Telecom Corp., Ltd.	4,717,320	2,183,198
Ctrip.com International, Ltd. ADR (a)(b)	64,265	3,240,241
Dongfeng Motor Group Co., Ltd.	580,468	821,645
Great Wall Motor Co., Ltd. (Class H) (b)	90,000	451,331
Guangzhou Automobile Group Co., Ltd.	1,080,032	1,134,743
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	738,176	1,063,911
Hengan International Group Co., Ltd.	65,500	678,470
Huaneng Power International, Inc.	1,618,472	1,548,148
Huangshan Tourism Development Co., Ltd.	27,300	32,951
Industrial & Commercial Bank of China	11,357,138	6,983,782
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	519,710	626,770
Jiangsu Expressway Co., Ltd. (b)	1,546,299	1,762,175
Jiangsu Future Land Co., Ltd.	167,203	83,936
Jiangxi Copper Co., Ltd. (Class H) (b)	703,578	1,182,751
Konka Group Co., Ltd.	239,800	90,577
Lao Feng Xiang Co., Ltd.	76,300	194,565
Livzon Pharmaceutical Group, Inc. (Class H) (a)	12,700	77,113
Luthai Textile Co., Ltd.	67,300	90,317
Maanshan Iron & Steel (a)(b)	1,328,971	292,965
Mindray Medical International, Ltd. ADR (b)	14,817	479,478
NetEase, Inc. ADR	44,586	3,000,638
New Oriental Education & Technology Group, Inc. ADR	17,997	528,212
PetroChina Co., Ltd.	5,125,208	5,583,051
PICC Property & Casualty Co., Ltd.	654,211	895,665
Ping An Insurance Group Co. of China, Ltd.	410,364	3,401,603
Semiconductor Manufacturing International Corp. (a)(b)	9,946,837	743,732
SGSB Group Co., Ltd. (a)	108,500	61,736
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	51,463
Shandong Weigao Group Medical Polymer Co., Ltd.	104,000	118,519
Shanghai Electric Group Co., Ltd.	2,270,418	804,900
Shanghai Highly Group Co., Ltd.	145,000	79,750
Shenzhou International Group Holdings, Ltd.	26,000	82,622
Sina Corp. (a)(b)	18,161	1,097,106
Sinopec Shanghai Petrochemical Co., Ltd.	2,420,878	624,175
Sinopharm Group Co. (b)	62,400	170,941
Sohu.com, Inc. (a)(b)	5,121	333,326
Tencent Holdings, Ltd.	162,794	11,322,263
Tingyi Cayman Islands Holding Corp.	784,383	2,249,892
Tong Ren Tang Technologies Co., Ltd.	18,000	57,780
Want Want China Holdings, Ltd.	1,371,000	2,046,678
Yanzhou Coal Mining Co., Ltd. (b)	894,882	677,185
Youku Tudou, Inc. ADR (a)(b)	1,734	48,621
Zhaojin Mining Industry Co., Ltd. (b)	63,500	37,902
Zijin Mining Group Co., Ltd. (Class H) (b)	1,972,685	419,609

		117,183,274

HONG KONG — 8.6%
Agile Property Holdings, Ltd. (b)	1,516,088	1,243,040
Beijing Enterprises Holdings, Ltd.	98,000	878,040
Belle International Holdings, Ltd.	534,000	532,138
C.banner International Holdings, Ltd.	228,000	73,188
Cecep Costin New Materials Group, Ltd.	15,000	7,909
Changshouhua Food Co., Ltd.	99,000	107,333
China Everbright International, Ltd.	142,000	194,409
China Haidian Holdings, Ltd. (a)	570,000	66,133
China Leason CBM & Shale Gas Group Co., Ltd. (a)	1,200,000	7,890
China Mengniu Dairy Co., Ltd.	390,390	1,955,209

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

China Merchants Holdings International Co., Ltd.	479,573	$1,647,614
China Mobile, Ltd.	1,029,136	9,419,645
China Overseas Land & Investment, Ltd. (b)	1,205,084	3,122,603
China Resources Enterprise, Ltd. (b)	486,746	1,374,200
China Resources Land, Ltd. (b)	405,355	889,403
China Resources Power Holdings Co., Ltd.	398,000	1,036,425
China Unicom (Hong Kong), Ltd. (b)	1,108,172	1,457,172
China Yurun Food Group, Ltd. (a)	238,659	123,067
Citic Pacific, Ltd. (b)	261,000	462,980
CNOOC, Ltd.	3,176,249	4,774,375
COSCO Pacific, Ltd.	658,030	839,816
Evergrande Real Estate Group, Ltd. (b)	204,000	96,253
Geely Automobile Holdings, Ltd. (b)	100,000	39,319
GOME Electrical Appliances Holding, Ltd. (b)	870,000	146,924
Huabao International Holdings, Ltd. (b)	167,000	76,643
Kingboard Chemical Holdings, Ltd.	154,200	300,963
Kunlun Energy Co., Ltd. (b)	516,000	863,431
Lenovo Group, Ltd. (b)	2,467,703	2,726,322
Lijun International Pharmaceutical Holding, Ltd.	208,000	85,001
Magic Holdings International, Ltd.	276,000	223,802
NVC Lighting Holdings, Ltd.	142,000	39,907
Prince Frog International Holdings, Ltd. (b)	109,000	32,178
Sino Biopharmaceutical	224,000	190,877
Sino-Ocean Land Holdings, Ltd. (b)	1,060,967	579,924
Skyworth Digital Holdings, Ltd. (b)	160,763	88,287
Sunac China Holdings, Ltd.	146,000	84,697
Sunny Optical Technology Group Co., Ltd. (b)	46,000	44,772
TCL Multimedia Technology Holdings, Ltd. (b)	58,000	22,356
Tonly Electronics Holdings, Ltd. (a)	4,800	3,830
Yingde Gases	65,000	62,008

		35,920,083

INDIA — 16.2%
Anant Raj, Ltd. (a)	84,310	80,396
Apollo Hospitals Enterprise, Ltd.	139,590	2,142,028
Axis Bank, Ltd.	2,953	72,215
Bharat Heavy Electricals, Ltd.	281,091	922,733
Bharti Airtel, Ltd.	466,800	2,483,582
Cipla, Ltd.	228,315	1,463,418
DLF, Ltd.	91,886	271,477
Dr Reddy’s Laboratories, Ltd.	10,458	448,964
GAIL India, Ltd.	68,734	432,792
Godrej Industries, Ltd.	26,871	141,998
Gujarat Mineral Development Corp., Ltd.	63,310	139,823
HDFC Bank, Ltd.	379,219	4,754,643
Hero Motocorp, Ltd.	18,038	687,058
Hindalco Industries, Ltd.	158,010	375,033
Hindustan Unilever, Ltd.	289,686	2,937,241
Hindustan Zinc, Ltd.	484,011	1,044,649
Housing Development & Infrastructure, Ltd. (a)	15,266	14,723
Housing Development Finance Corp., Ltd.	215,315	3,186,687
ICICI Bank, Ltd.	199	4,149
ICICI Bank, Ltd. ADR	69,667	3,051,415
Idea Cellular, Ltd.	635,539	1,462,679
IDFC, Ltd.	16,596	33,972
IIFL Holdings, Ltd.	158,253	207,082
Indiabulls Housing Finance, Ltd.	155,648	619,100
Indiabulls Real Estate, Ltd.	25,181	22,979
Indian Hotels Co., Ltd.	745,971	908,068
Indian Oil Corp., Ltd.	104,978	495,074
Infosys Technologies, Ltd. ADR (b)	111,288	6,029,584
ITC, Ltd. GDR	419,652	2,470,072
IVRCL Infrastructures & Projects, Ltd. (a)	59,886	13,236
Jaiprakash Associates, Ltd.	30,153	27,112
Jindal Steel & Power, Ltd.	76,063	372,466
JSW Steel, Ltd.	20,835	361,440
Lanco Infratech, Ltd. (a)	281,017	33,408
Larsen & Toubro, Ltd. GDR	44,341	944,463
Mahindra & Mahindra, Ltd.	138,349	2,271,822
NTPC, Ltd.	202,674	406,892
Oil & Natural Gas Corp., Ltd.	421,609	2,249,852
Reliance Capital, Ltd.	47,776	276,708
Reliance Communications, Ltd.	282,203	609,083
Reliance Industries, Ltd. GDR (c)	192,491	5,967,221
Reliance Infrastructure, Ltd.	93,247	677,074
Sesa Sterlite, Ltd.	220,980	697,656
Siemens India, Ltd.	96,191	1,243,972
State Bank of India	25,767	827,383
Steel Authority of India, Ltd.	293,853	351,310
Sun Pharmaceutical Industries, Ltd.	154,662	1,488,417
Suzlon Energy, Ltd. (a)	191,121	35,522
Tata Consultancy Services, Ltd.	115,390	4,121,465
Tata Motors, Ltd.	411,388	2,746,031
Tata Steel, Ltd.	49,024	323,379
Unitech, Ltd. (a)	187,351	43,918
United Spirits, Ltd.	15,418	683,467
Wipro, Ltd. ADR (b)	162,275	2,174,485
Zee Entertainment Enterprises, Ltd.	320,639	1,456,828

		67,308,244

INDONESIA — 5.4%
Ace Hardware Indonesia Tbk PT	2,803,900	185,117
Adaro Energy Tbk PT	3,694,700	318,733
Agung Podomoro Land Tbk PT	854,500	21,287
AKR Corporindo Tbk PT	156,200	66,481
Alam Sutera Realty Tbk PT	748,000	39,178
Astra International Tbk PT	4,036,600	2,620,592
Bank Central Asia Tbk PT	2,613,096	2,438,276
Bank Mandiri Tbk PT	1,705,905	1,419,085
Bank Rakyat Indonesia Persero Tbk PT	4,770,796	4,021,159
Bekasi Fajar Industrial Estate Tbk PT	1,348,600	67,074
Bumi Resources Tbk PT (a)	4,626,764	109,560
BW Plantation Tbk PT	448,700	51,940
Charoen Pokphand Indonesia Tbk PT	441,100	155,123
Ciputra Property Tbk PT	522,700	38,190
Ciputra Surya Tbk PT	533,000	112,606

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Citra Marga Nusaphala Persada Tbk PT (a)	360,500	$107,420
Garda Tujuh Buana Tbk PT (a)	127,500	7,127
Garuda Indonesia Tbk PT (a)	4,113,900	179,983
Global Mediacom Tbk PT	417,500	86,367
Gudang Garam Tbk PT	119,600	520,092
Indocement Tunggal Prakarsa Tbk PT	407,725	838,959
Indomobil Sukses Internasional Tbk PT	90,600	41,472
Indosat Tbk PT	902,048	313,652
Intiland Development Tbk PT	1,483,400	59,153
Kalbe Farma Tbk PT	1,186,900	153,064
Kawasan Industri Jababeka Tbk PT	7,539,444	169,903
Lippo Cikarang Tbk PT (a)	383,900	253,455
Lippo Karawaci Tbk PT	1,950,600	186,303
Matahari Putra Prima Tbk PT	536,900	126,899
Mayora Indah Tbk PT	85,800	226,585
Media Nusantara Citra Tbk PT	544,600	126,083
Metropolitan Land Tbk PT	2,455,500	105,915
Mitra Adiperkasa Tbk PT	95,400	52,487
MNC Investama Tbk PT	3,276,000	98,914
MNC Sky Vision Tbk PT	284,400	59,709
Modernland Realty Tbk PT (a)	6,719,900	263,827
Multistrada Arah Sarana Tbk PT (a)	1,078,300	29,900
Pakuwon Jati Tbk PT	2,682,900	82,660
Pembangunan Perumahan Persero PT Tbk	707,600	113,988
Perusahaan Gas Negara Persero Tbk PT	3,946,440	1,780,414
Ramayana Lestari Sentosa Tbk PT	758,400	92,797
Selamat Sempurna Tbk PT	701,800	247,113
Semen Gresik Persero Tbk PT	651,900	906,692
Sigmagold Inti Perkasa Tbk PT (a)	1,483,500	60,985
Summarecon Agung Tbk PT	1,016,000	95,250
Surya Citra Media Tbk PT	157,527	44,374
Surya Semesta Internusa Tbk PT	1,616,000	135,852
Telekomunikasi Indonesia Persero Tbk PT	10,185,870	1,986,065
Tiga Pilar Sejahtera Food Tbk	1,073,800	194,721
Tower Bersama Infrastructure Tbk PT	385,400	203,556
United Tractors Tbk PT	333,245	608,700
Wijaya Karya Persero Tbk PT	583,200	122,698
XL Axiata Tbk PT	126,200	48,880

		22,396,415

MALAYSIA — 6.5%
Aeon Credit Service M Bhd	52,400	235,884
AirAsia Bhd	78,300	61,144
Alliance Financial Group Bhd	1,406,110	1,898,927
Axiata Group Bhd	565,900	1,155,888
Bursa Malaysia Bhd	488,534	1,129,515
Carlsberg Brewery Malay Bhd	516,203	2,058,173
CB Industrial Product Holding Bhd	36,800	50,036
CIMB Group Holdings Bhd	474,603	1,039,170
ECM Libra Financial Group Bhd (a)	1,274,131	401,885
Genting Bhd	771,000	2,361,047
Genting Malaysia Bhd	684,800	880,772
IJM Corp. Bhd	1,087,540	2,044,862
IOI Corp. Bhd	1,341,996	1,972,617
IOI Properties Group Sdn Bhd (a)	658,497	536,396
K&N Kenanga Holdings Bhd (a)	73	14
Landmarks Bhd (a)	1,367,200	422,867
Lingkaran Trans Kota Holdings Bhd	80,600	94,780
Malayan Banking Bhd	551,946	1,636,147
Malaysian Airline System Bhd (a)	10,605,630	682,034
Maxis Bhd	462,800	986,400
OSK Holdings Bhd	1,645,225	841,380
Padini Holdings Bhd	86,700	50,711
PPB Group Bhd	130,600	664,698
Public Bank Bhd	216,800	1,272,053
Sime Darby Bhd	432,394	1,232,763
TAN Chong Motor Holdings Bhd	542,700	919,042
Tenaga Nasional Bhd	414,750	1,519,035
Wah Seong Corp. Bhd	1,349,611	789,391

		26,937,631

PHILIPPINES — 2.2%
Ayala Land, Inc.	4,574,375	3,049,923
Cebu Air, Inc.	74,120	79,252
Cebu Holdings, Inc.	1,114,900	124,306
First Gen Corp.	5,239,170	2,191,701
First Philippine Holdings Corp.	1,029,344	1,664,119
GMA Holdings, Inc.	208,300	36,137
Megawide Construction Corp. (a)	1,109,850	295,003
Philippine Long Distance Telephone Co.	28,859	1,756,831
Philweb Corp.	107,100	12,180
Puregold Price Club, Inc.	79,100	77,610

		9,287,062

TAIWAN — 27.4%
Acer, Inc. (a)	866,456	510,726
Advanced Semiconductor Engineering, Inc.	2,524,636	2,802,157
Asia Cement Corp.	1,317,719	1,644,309
Asustek Computer, Inc.	193,138	1,912,195
AU Optronics Corp. ADR (a)	223,202	776,743
Catcher Technology Co., Ltd.	245,539	1,777,895
Cathay Financial Holding Co., Ltd.	1,718,290	2,505,281
Chang Hwa Commercial Bank	3,449,073	2,044,357
China Development Financial Holding Corp.	4,200,272	1,201,358
China Steel Chemical Corp.	34,877	199,281
China Steel Corp.	2,701,476	2,275,441
Chinatrust Financial Holding Co., Ltd.	4,305,662	2,693,469
Chunghwa Picture Tubes, Ltd. (a)	1,668,368	102,998
Chunghwa Telecom Co., Ltd.	714,268	2,197,748
Coland Holdings, Ltd.	44,411	118,857
Compal Electronics, Inc.	1,819,431	1,290,525
Delta Electronics, Inc.	557,893	3,444,180
Epistar Corp. (a)	249,170	598,123
Everlight Electronics Co., Ltd.	221,996	562,781
Far Eastern New Century Corp.	1,866,370	1,982,664
First Financial Holding Co., Ltd	2,846,860	1,692,083
Formosa Chemicals & Fibre Corp.	958,691	2,317,040
Formosa Petrochemical Corp.	346,000	880,552
Formosa Plastics Corp.	1,440,137	3,603,594
Foxconn Technology Co., Ltd.	445,307	1,049,932
Fubon Financial Holding Co., Ltd.	2,108,998	2,860,245
Hon Hai Precision Industry Co., Ltd.	2,399,808	6,800,868
HTC Corp.	159,710	802,418

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Hua Nan Financial Holdings Co., Ltd.	2,632,864	$1,491,401
Innolux Corp. (a)	227,928	78,215
King Yuan Electronics Co., Ltd.	2,544,898	2,110,128
Largan Precision Co., Ltd.	44,710	2,114,191
Lite-On Technology Corp.	784,681	1,169,839
Macronix International Co., Ltd. (a)	1,876,374	388,800
MediaTek, Inc.	279,219	4,121,466
Mega Financial Holding Co., Ltd.	2,560,986	1,984,706
Motech Industries, Inc. (a)	144,507	254,349
Nan Ya Plastics Corp.	1,427,759	3,024,069
Novatek Microelectronics Corp.	213,062	976,017
Pegatron Corp.	444,630	662,145
Powertech Technology, Inc.	488,518	738,733
ProMOS Technologies, Inc. (a)(d)	1,135,850	0
Quanta Computer, Inc.	1,082,194	2,914,043
Realtek Semiconductor Corp.	408,161	1,230,414
Shin Kong Financial Holding Co., Ltd.	2,974,261	939,574
Siliconware Precision Industries Co.	962,745	1,280,393
SinoPac Financial Holdings Co., Ltd.	3,468,495	1,668,613
Synnex Technology International Corp.	285,000	458,583
Tainan Enterprises Co., Ltd.	944,567	1,049,950
Taishin Financial Holdings Co., Ltd.	3,619,355	1,640,164
Taiwan Cement Corp.	1,629,216	2,514,511
Taiwan FU Hsing Industrial Co., Ltd.	1,918,000	1,977,677
Taiwan Mobile Co., Ltd.	362,200	1,134,681
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	794,448	15,904,849
Tatung Co., Ltd. (a)	987,107	307,615
Tripod Technology Corp.	504,361	992,077
Uni-President Enterprises Corp.	1,949,943	3,393,711
United Integrated Services Co., Ltd.	1,411,000	1,772,293
United Microelectronics Corp. ADR (b)	749,191	1,558,317
Via Technologies, Inc. (a)	223,490	178,704
Walsin Lihwa Corp. (a)	651,000	207,148
Wistron Corp.	938,500	772,003
Yageo Corp. (a)	2,897,900	1,327,500
Yuanta Financial Holding Co., Ltd.	2,185,823	1,101,794

		114,086,493

THAILAND — 4.9%
Advanced Info Service PCL	531,123	3,700,179
Bangkok Expressway PCL	1,969,642	2,003,643
BEC World PCL	41,600	69,889
Big C Supercenter PCL	6,800	38,465
Central Plaza Hotel PCL	64,700	60,332
CP ALL PCL	998,100	1,338,389
Electricity Generating PCL	495,646	2,001,530
IRPC PCL	4,032,339	427,597
Jasmine International PCL	437,800	106,616
Kasikornbank PCL	242,154	1,380,965
PTT Exploration & Production PCL	561,153	2,715,814
PTT PCL	305,126	2,774,728
Siam Cement PCL NVDR	66,000	850,432
Siam Commercial Bank PCL	319,397	1,550,710
Siam Global House PCL	170,955	75,886
Thai Beverage PCL (b)	851,000	409,411
Thai Oil PCL	577,605	943,683

		20,448,269

TOTAL COMMON STOCKS —
(Cost $387,590,089)		413,567,471

PREFERRED STOCKS — 0.0% (e)
INDIA — 0.0% (e)
Zee Entertainment Enterprises, Ltd. (Cost $32,553)	6,481,083	77,049

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	24,195,413	24,195,413
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	451,257	451,257

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,646,670)		24,646,670

TOTAL INVESTMENTS — 105.4%
(Cost $412,269,312)		438,291,190
OTHER ASSETS & LIABILITIES — (5.4)%		(22,291,621)

NET ASSETS — 100.0%		$415,999,569

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
CHINA — 9.0%
51job, Inc. ADR (a)	201	$14,321
Anhui Expressway Co., Ltd.	16,000	8,230
BYD Electronic International Co., Ltd. (a)(b)	13,000	7,609
China Galaxy Securities Co., Ltd. Class H (a)(b)	24,000	14,603
China Huiyuan Juice Group, Ltd. (a)	11,000	7,998
China Lesso Group Holdings, Ltd.	18,000	9,978
China National Accord Medicines Corp., Ltd.	1,600	8,020
China SCE Property Holdings, Ltd.	24,000	5,198
China Shanshui Cement Group, Ltd.	22,000	9,274
China Suntien Green Energy Corp., Ltd. (Class H)	28,000	9,277
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	24,000	2,692
Coolpad Group, Ltd.	16,000	7,859
Dongyue Group	12,000	4,888
E-Commerce China Dangdang, Inc. ADR (a)	806	11,574
E-House China Holdings, Ltd. ADR	983	11,884
First Tractor Co., Ltd. (b)	20,000	10,880
Giant Interactive Group, Inc. ADR	1,611	18,639
Hangzhou Steam Turbine Co.	6,200	7,146
Harbin Electric Co., Ltd. (b)	8,000	4,527
Home Inns & Hotels Management, Inc. ADR (a)	195	6,297
Huangshan Tourism Development Co., Ltd.	5,600	6,759
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	20,000	5,724
Jiangsu Future Land Co., Ltd.	16,900	8,484
Lonking Holdings, Ltd. (a)(b)	28,000	5,487
MIE Holdings Corp. (b)	20,000	3,764
Peak Sport Products Co., Ltd.	14,000	3,772
Ports Design, Ltd.	4,000	2,094
Renhe Commercial Holdings Co., Ltd. (a)(b)	116,000	7,178
Renren, Inc. ADR (a)	1,088	3,558
REXLot Holdings, Ltd. (b)	101,322	11,756
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	13,700	6,261
Shanghai Dajiang Group, Class B (a)	19,300	7,160
Shanghai Diesel Engine Co., Ltd. Class B	7,120	4,948
Shanghai Haixin Group Co. (a)	11,700	5,768
Shenguan Holdings Group, Ltd. (b)	16,000	6,642
Sinopec Engineering Group Co., Ltd.	26,000	28,155
TCL Communication Technology Holdings, Ltd. (a)	8,000	9,385
Trina Solar, Ltd. ADR (a)	1,007	13,544
WuXi PharmaTech Cayman, Inc. ADR (a)	693	25,544
Zhejiang Southeast Electric Power Co. (a)	1,517	1,344
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	54,000	30,839

		379,060

HONG KONG — 11.8%
361 Degrees International, Ltd. (b)	10,000	2,282
Ajisen China Holdings, Ltd.	8,000	7,219
Anxin-China Holdings, Ltd.	32,000	4,950
Asian Citrus Holdings, Ltd. (a)(b)	8,171	1,738
Beijing Capital Land, Ltd.	24,000	8,818
Boshiwa International Holding, Ltd. (a)(b)(c)	32,000	0
CGN Mining Co., Ltd. (a)	30,000	2,785
Chailease Holding Co., Ltd.	400	960
China Dongxiang Group Co. (b)	40,000	7,941
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	16,000	11,943
China Lilang, Ltd.	8,000	5,714
China Lumena New Materials Corp. (b)	55,260	8,905
China Medical System Holdings, Ltd.	17,500	19,808
China Metal Recycling Holdings, Ltd. (a)(b)(c)	3,988	0
China Modern Dairy Holdings, Ltd. (a)(b)	38,000	16,313
China National Materials Co., Ltd.	16,000	2,867
China Oil and Gas Group, Ltd. (b)	40,000	6,807
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	40,000	4,847
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	41,500	6,580
China Shineway Pharmaceutical Group, Ltd.	6,000	10,473
China Travel International Investment Hong Kong, Ltd.	48,000	9,591
China Yurun Food Group, Ltd. (a)(b)	14,000	7,219
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	10,000	5,556
Citic Resources Holdings, Ltd. (a)	44,000	5,842
Comba Telecom Systems Holdings, Ltd. (a)(b)	12,000	3,140
Cosco International Holdings, Ltd.	16,000	6,415
Dah Chong Hong Holdings, Ltd. (b)	10,000	6,510
Digital China Holdings, Ltd.	8,000	8,065
Fufeng Group, Ltd.	14,200	5,400
Global Bio-Chem Technology Group Co., Ltd. (a)	28,000	1,155
Glorious Property Holdings, Ltd. (a)(b)	36,000	4,919
GOME Electrical Appliances Holding, Ltd. (b)	113,000	19,083
Greatview Aseptic Packaging Co., Ltd.	14,000	7,436
Guangdong Land Holdings, Ltd.	16,000	3,692
Hanergy Solar Group, Ltd. (a)(b)	124,000	19,502
Hengdeli Holdings, Ltd. (b)	25,200	4,841
Hidili Industry International Development, Ltd. (a)	18,000	2,088
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	33,280	7,336
Ju Teng International Holdings, Ltd.	12,000	8,493
Kaisa Group Holdings, Ltd. (a)(b)	28,000	10,071
Kingboard Laminates Holdings, Ltd.	13,000	4,760
Kingdee International Software Group Co., Ltd. (a)	20,000	7,658
KWG Property Holding, Ltd.	18,000	9,885
Li Ning Co., Ltd. (a)(b)	10,000	6,755
Minth Group, Ltd.	8,000	16,295
NetDragon Websoft, Inc.	4,000	7,230
North Mining Shares Co., Ltd. (a)	120,000	5,724
NVC Lighting Holdings, Ltd.	22,000	6,183

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Pacific Online, Ltd.	10,000	$6,201
Real Nutriceutical Group, Ltd. (b)	10,000	2,243
Sany Heavy Equipment International Holdings Co., Ltd. (b)	12,000	2,692
Shenzhen Investment, Ltd.	330	107
Shougang Concord International Enterprises Co., Ltd. (a)	112,000	5,414
Shougang Fushan Resources Group, Ltd. (b)	48,000	14,603
Sinotrans Shipping, Ltd.	25,000	7,445
Sinotrans, Ltd.	32,000	16,089
Sinotruk Hong Kong, Ltd.	11,000	5,942
Skyworth Digital Holdings, Ltd. (b)	20,445	11,228
Springland International Holdings, Ltd.	16,000	7,095
The United Laboratories International Holdings, Ltd. (a)(b)	12,500	7,461
Tianjin Port Development Holdings, Ltd.	48,000	7,735
Tianneng Power International, Ltd.	12,000	4,053
United Energy Group, Ltd. (a)(b)	48,000	7,425
VODone, Ltd. (a)	39,200	4,245
Wasion Group Holdings, Ltd.	12,000	8,539
West China Cement, Ltd. (b)	44,000	4,935
Winsway Coking Coal Holding, Ltd. (a)	28,000	1,318
Yingde Gases (b)	16,000	15,264
Yip’s Chemical Holdings, Ltd.	8,241	5,694
Yuexiu Transport Infrastructure, Ltd.	12,000	6,188

		493,710

INDIA — 13.1%
Amtek Auto, Ltd.	2,570	6,846
Apollo Hospitals Enterprise, Ltd.	727	11,156
Arvind, Ltd.	3,430	9,990
Aurobindo Pharma, Ltd.	2,558	21,908
Bajaj Holdings and Investment, Ltd.	632	10,845
Bharat Forge, Ltd.	1,936	13,673
Bhushan Steel, Ltd.	1,321	10,014
Biocon, Ltd.	1,164	8,272
Coromandel International, Ltd.	4,850	18,207
Crompton Greaves, Ltd.	2,411	6,475
Dewan Housing Finance Corp., Ltd.	1,412	5,172
Dish TV India, Ltd. (a)	6,035	5,265
Era Infra Engineering, Ltd. (a)	1,036	232
Fortis Healthcare, Ltd. (a)	3,118	5,101
Gateway Distriparks, Ltd.	1,041	2,889
GMR Infrastructure, Ltd.	17,264	6,316
Godrej Industries, Ltd.	1,134	5,993
Hexaware Technologies, Ltd.	1,680	4,234
Housing Development & Infrastructure, Ltd. (a)	4,339	4,185
IDFC, Ltd.	18,629	38,133
IFCI, Ltd.	13,038	5,796
IIFL Holdings, Ltd.	3,738	4,891
India Cements, Ltd.	3,867	3,940
Indiabulls Housing Finance, Ltd.	2,629	10,457
Indiabulls Real Estate, Ltd.	5,283	4,821
Indian Hotels Co., Ltd.	9,201	11,200
Jain Irrigation Systems, Ltd.	3,259	3,572
JSW Energy, Ltd.	7,406	7,347
JSW Steel, Ltd.	2,135	37,037
Jubilant Foodworks, Ltd. (a)	202	3,599
Mahindra & Mahindra Financial Services, Ltd.	3,716	15,680
Manappuram Finance, Ltd.	4,294	1,546
MAX India, Ltd.	1,583	5,515
McLeod Russel India, Ltd.	1,337	6,848
Motherson Sumi Systems, Ltd.	3,108	13,299
Mphasis, Ltd.	1,108	7,495
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	857
Piramal Healthcare, Ltd.	997	9,157
PTC India, Ltd.	6,742	7,654
Punj Lloyd, Ltd. (a)	7,289	3,454
Rajesh Exports, Ltd.	2,939	4,345
REI Agro, Ltd.	11,600	864
Rolta India, Ltd.	17,989	22,079
Shriram Transport Finance Co., Ltd.	2,761	35,482
Sintex Industries, Ltd.	5,289	3,852
Strides Arcolab, Ltd.	143	927
Suzlon Energy, Ltd. (a)	14,569	2,708
Tata Chemicals, Ltd.	890	4,280
Tata Global Beverages, Ltd.	3,841	9,650
Tata Motors, Ltd. Class A	11,878	40,255
Thermax, Ltd.	848	10,624
Unitech, Ltd. (a)	17,967	4,212
UPL, Ltd.	3,954	12,212
Videocon Industries, Ltd.	1,327	3,570
Voltas, Ltd.	3,575	9,631
Welspun Corp., Ltd.	3,962	4,561
Yes Bank, Ltd.	2,737	18,971

		547,294

INDONESIA — 6.0%
Ace Hardware Indonesia Tbk PT	90,600	5,982
AKR Corporindo Tbk PT	14,100	6,001
Alam Sutera Realty Tbk PT	151,100	7,914
Aneka Tambang Persero Tbk PT	41,300	4,126
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	114,800	10,560
Bank Tabungan Negara Tbk PT	31,024	3,509
Bisi International PT	27,200	1,580
Borneo Lumbung Energi & Metal Tbk PT (a)	147,000	1,605
Bumi Resources Tbk PT (a)	183,300	4,341
Bumi Serpong Damai PT	86,600	12,464
Ciputra Development Tbk PT	131,900	13,469
Energi Mega Persada Tbk PT (a)	447,100	3,896
Gajah Tunggal Tbk PT	27,200	5,088
Garda Tujuh Buana Tbk PT (a)	5,500	307
Garuda Indonesia Tbk PT (a)	112,800	4,935
Global Mediacom Tbk PT	94,700	19,590
Harum Energy Tbk PT	9,100	1,750
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	40,300	5,286
Indika Energy Tbk PT	31,200	1,607
Indomobil Sukses Internasional Tbk PT	10,100	4,623
Japfa Comfeed Indonesia Tbk PT	80,600	10,004
Kawasan Industri Jababeka Tbk PT	267,912	6,037
Matahari Putra Prima Tbk PT	39,300	9,289
Mayora Indah Tbk PT	5,917	15,626
Medco Energi Internasional Tbk PT	25,200	6,034
Mitra Adiperkasa Tbk PT	12,100	6,657

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

MNC Investama Tbk PT	225,600	$6,812
Pakuwon Jati Tbk PT	311,200	9,588
Pembangunan Perumahan Persero PT Tbk	72,500	11,679
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	45,300	8,813
Ramayana Lestari Sentosa Tbk PT	51,400	6,289
Sentul City Tbk PT (a)	220,500	3,513
Summarecon Agung Tbk PT	151,100	14,166
Surya Semesta Internusa Tbk PT	45,300	3,808
Timah Tbk PT	40,300	6,918
Trada Maritime Tbk PT (a)	54,400	8,237

		252,103

JERSEY — 0.6%
WNS Holdings, Ltd. ADR (a)	1,325	23,850

MALAYSIA — 7.9%
Aeon Co. M Bhd	1,800	7,926
Berjaya Corp. Bhd	34,200	5,551
Berjaya Sports Toto Bhd	16,680	20,278
Boustead Holdings Bhd	4,600	7,635
Bursa Malaysia Bhd	8,100	18,728
CapitaMalls Malaysia Trust	12,300	5,537
Carlsberg Brewery Malay Bhd	1,600	6,379
Dialog Group Bhd	22,000	24,186
DRB-Hicom Bhd	3,200	2,420
Eastern & Oriental Bhd	12,700	8,245
Guinness Anchor Bhd	5,000	21,559
Hartalega Holdings Bhd	10,100	21,187
IGB Corp. Bhd	17,300	14,357
KNM Group Bhd (a)	1,885	447
Kossan Rubber Industries	12,100	15,785
KPJ Healthcare Bhd	18,243	16,704
Magnum Bhd	17,100	15,657
Malaysian Bulk Carriers Bhd	15,900	9,982
Malaysian Resources Corp. Bhd	17,300	8,688
Media Prima Bhd	13,900	10,046
MPHB Capital Bhd (a)	50	28
Oriental Holdings Bhd	5,000	11,009
Parkson Holdings Bhd	7,300	6,706
Sunway Bhd	10,966	10,175
Sunway Real Estate Investment Trust	28,200	11,745
TAN Chong Motor Holdings Bhd	6,000	10,161
Top Glove Corp. Bhd	6,600	10,005
TSH Resources Bhd	8,100	7,838
United Plantations Bhd	800	6,149
UOA Development Bhd	10,300	6,845
Wah Seong Corp. Bhd	16,178	9,463

		331,421

PHILIPPINES — 4.0%
Belle Corp. (a)	60,400	7,529
Cebu Air, Inc.	4,390	4,694
Cosco Capital, Inc. (a)	98,100	20,782
D&L Industries, Inc.	221,500	41,045
First Philippine Holdings Corp.	5,140	8,310
GMA Holdings, Inc.	47,030	8,159
Lepanto Consolidated Mining (a)	196,000	1,726
Megaworld Corp.	193,000	18,032
Nickel Asia Corp.	16,875	7,443
Philippine National Bank (a)	4,631	8,468
Rizal Commercial Banking Corp.	9,900	10,376
Robinsons Land Corp.	14,100	6,886
Security Bank Corp.	2,780	6,571
Semirara Mining Corp.	2,110	19,291

		169,312

SINGAPORE — 0.8%
Asian Pay Television Trust	42,000	24,715
Yanlord Land Group, Ltd. (b)	8,000	6,807

		31,522

TAIWAN — 39.0%
Ability Enterprise Co., Ltd.	6,000	3,832
Accton Technology Corp.	12,000	6,699
Acer, Inc. (a)	26,000	15,325
Adlink Technology, Inc.	3,600	6,998
AGV Products Corp. (a)	16,000	5,254
Airtac International Group	2,070	21,446
Alpha Networks, Inc.	6,000	5,113
Altek Corp.	6,000	6,719
AmTRAN Technology Co., Ltd.	6,000	3,832
Apex Biotechnology Corp.	2,025	4,542
Asia Polymer	7,800	5,917
Aten International Co., Ltd.	2,000	6,541
Bank of Kaohsiung	14,180	4,470
Basso Industry Corp.	6,000	7,507
BES Engineering Corp.	26,000	7,291
Capital Securities Corp.	34,000	12,505
Career Technology Co., Ltd.	4,000	4,427
Cathay No. 1 REIT	14,000	8,266
Cathay Real Estate Development Co., Ltd.	20,000	12,249
Charoen Pokphand Enterprise	10,000	6,732
Cheng Loong Corp.	16,000	7,329
Cheng Uei Precision Industry Co., Ltd.	4,059	8,597
Chicony Electronics Co., Ltd.	5,484	14,227
Chien Kuo Construction Co., Ltd.	8,000	3,704
Chin-Poon Industrial Co.	8,000	14,554
China Bills Finance Corp.	12,000	4,650
China Chemical & Pharmaceutical Co., Ltd.	10,000	7,750
China Manmade Fibers Corp. (a)	18,000	6,886
China Motor Corp.	6,000	5,359
China Steel Chemical Corp.	2,000	11,428
China Synthetic Rubber Corp.	6,000	5,596
Chipbond Technology Corp.	6,000	10,600
Chong Hong Construction Co., Ltd.	4,040	12,258
Chroma ATE, Inc.	4,000	9,536
Chung Hung Steel Corp. (a)	22,000	5,830
Clevo Co.	6,241	12,338
CMC Magnetics Corp. (a)	38,000	5,977
Coretronic Corp.	8,000	9,562
CTCI Corp.	4,000	5,996
CyberTAN Technology, Inc.	6,000	6,364
D-Link Corp.	8,000	5,688
Dynapack International Technology Corp.	2,000	5,280
E Ink Holdings, Inc. (a)	12,000	6,955
Eclat Textile Co., Ltd.	20	231
Elan Microelectronics Corp.	6,000	11,546
Elite Material Co., Ltd.	10,000	9,096
Elite Semiconductor Memory Technology, Inc. (a)	6,000	9,891

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Entie Commercial Bank	18,000	$8,009
Epistar Corp. (a)	8,000	19,204
Eternal Chemical Co., Ltd.	8,000	8,354
Eva Airways Corp. (a)	10,000	5,024
Evergreen Marine Corp., Ltd. (a)	16,000	9,352
Everlight Chemical Industrial Corp.	9,620	8,640
Everlight Electronics Co., Ltd.	4,000	10,140
Excelsior Medical Co., Ltd.	2,100	4,165
Far Eastern Department Stores, Ltd.	10,150	8,949
Far Eastern International Bank	31,474	11,162
Faraday Technology Corp.	6,000	8,689
Farglory Land Development Co., Ltd.	4,132	7,042
Feng Hsin Iron & Steel Co., Ltd.	4,000	6,725
Feng TAY Enterprise Co., Ltd.	4,236	12,408
FLEXium Interconnect, Inc.	1,668	4,962
Formosa Taffeta Co., Ltd.	10,000	11,165
Formosan Rubber Group, Inc.	12,000	11,743
Formosan Union Chemical	7,700	3,742
FSP Technology, Inc.	6,000	6,197
G Tech Optoelectronics Corp.	2,000	2,552
GeoVision, Inc.	2,164	14,497
Gigabyte Technology Co., Ltd.	8,000	11,795
Gintech Energy Corp. (a)	4,000	3,783
Global Unichip Corp. (a)	2,000	5,819
Gloria Material Technology Corp.	7,509	5,906
Goldsun Development & Construction Co., Ltd.	20,000	7,750
Grand Ocean Retail Group, Ltd.	2,000	4,078
Grand Pacific Petrochemical	14,000	8,505
Great Wall Enterprise Co.	6,346	6,273
HannStar Display Corp. (a)	24,000	9,024
Hey Song Corp.	4,250	4,599
Highwealth Construction Corp.	2,370	5,588
Hiwin Technologies Corp.	2,030	19,665
Ho Tung Chemical Corp.	16,232	7,542
Hong TAI Electric Industrial	24,000	7,999
Huaku Development Co., Ltd.	4,080	9,995
Huang Hsiang Construction Co.	2,000	3,409
I-Sheng Electric Wire & Cable Co., Ltd.	6,000	9,300
Ibase Technology, Inc.	4,147	9,151
Jess-Link Products Co., Ltd.	2,000	2,098
Kenda Rubber Industrial Co., Ltd.	2,134	5,088
Kerry TJ Logistics Co., Ltd.	6,000	8,167
King Yuan Electronics Co., Ltd.	16,000	13,267
King’s Town Bank	12,000	11,132
Kinpo Electronics	32,000	12,400
Kinsus Interconnect Technology Corp.	4,000	14,843
LCY Chemical Corp.	6,149	7,168
Lien Hwa Industrial Corp.	6,000	3,842
Lingsen Precision Industries, Ltd.	10,000	6,863
Long Bon International Co., Ltd.	6,000	3,665
Lumax International Corp., Ltd.	2,391	6,030
Lung Yen Life Service Corp.	2,000	5,438
Macronix International Co., Ltd. (a)	41,519	8,603
Makalot Industrial Co., Ltd.	2,000	11,099
Masterlink Securities Corp.	20,000	6,666
Mercuries & Associates, Ltd.	4,376	2,845
Merida Industry Co., Ltd.	3,600	23,880
Micro-Star International Co., Ltd.	14,000	13,838
Microbio Co., Ltd. (a)	6,394	6,561
Mirle Automation Corp.	4,240	4,455
Motech Industries, Inc. (a)	4,000	7,040
Nan Kang Rubber Tire Co., Ltd. (a)	7,704	9,360
Nantex Industry Co., Ltd.	4,205	2,596
Neo Solar Power Corp. (a)	7,493	8,919
Nien Hsing Textile Co., Ltd.	8,155	8,288
Oriental Union Chemical Corp.	9,800	9,590
Pan-International Industrial Co., Ltd.	6,030	4,426
Phison Electronics Corp.	2,000	12,872
PixArt Imaging, Inc.	2,020	4,491
Portwell, Inc.	2,000	2,167
Powertech Technology, Inc.	6,000	9,073
President Securities Corp.	15,420	8,659
Prime Electronics Satellitics, Inc.	3,765	2,800
Prince Housing Development Corp.	13,155	6,393
Promate Electronic Co., Ltd.	4,000	4,716
Qisda Corp. (a)	22,000	7,297
Radiant Opto-Electronics Corp.	5,759	23,261
Realtek Semiconductor Corp.	6,100	18,389
RichTek Technology Corp.	2,000	11,920
Ritek Corp. (a)	38,000	6,065
Ruentex Industries, Ltd.	6,285	15,025
Sampo Corp.	14,000	5,816
Sanyang Industry Co., Ltd.	12,000	19,900
Senao International Co., Ltd.	2,000	5,510
Shihlin Paper Corp. (a)	4,000	5,924
Shin Zu Shing Co., Ltd.	2,000	4,847
Shinkong Synthetic Fibers Corp.	28,000	9,379
Sigurd Microelectronics Corp.	8,000	7,776
Silicon Integrated Systems Corp. (a)	10,000	3,008
Simplo Technology Co., Ltd.	3,729	17,756
Sinbon Electronics Co., Ltd.	10,000	15,171
Sinmag Bakery Machine Corp.	1,762	10,299
Sino-American Silicon Products, Inc. (a)	6,000	10,502
Sinon Corp.	14,000	7,769
Sinphar Pharmaceutical Co., Ltd.	4,000	6,568
Sintek Photronic Corp. (a)	10,000	3,044
Sinyi Realty Co.	2,271	4,213
Solar Applied Materials Technology Corp.	7,599	6,713
Solartech Energy Corp. (a)	4,233	3,218
Standard Foods Corp.	1,669	4,549
Systex Corp. (a)	4,000	9,365
Ta Chong Bank Co., Ltd. (a)	23,352	7,783
Taichung Commercial Bank	33,698	11,398
Tainan Enterprises Co., Ltd.	6,000	6,669
Tainan Spinning Co., Ltd.	16,120	12,175
Taisun Enterprise Co., Ltd. (a)	12,360	6,007
Taiwan Business Bank (a)	41,342	12,205
Taiwan Cogeneration Corp.	6,000	3,734
Taiwan Fire & Marine Insurance Co.	6,000	4,748
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	8,669
Taiwan Land Development Corp. (a)	15,430	5,776
Taiwan Secom Co., Ltd.	4,000	10,259
Taiwan Surface Mounting Technology Co., Ltd.	2,293	3,400
Tatung Co., Ltd. (a)	26,000	8,102
Teco Electric & Machinery Co., Ltd.	22,000	24,527
Test-Rite International Co.	8,246	5,984

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Thye Ming Industrial Co., Ltd.	6,075	$7,032
Tong Hsing Electronic Industries, Ltd.	2,000	10,344
Tong Yang Industry Co., Ltd.	6,321	9,216
Topco Scientific Co., Ltd.	4,039	7,878
Transcend Information, Inc.	4,000	13,004
Tripod Technology Corp.	6,000	11,802
TSRC Corp.	7,700	11,505
TTY Biopharm Co., Ltd.	1,739	5,648
Tung Ho Steel Enterprise Corp.	10,000	8,489
TXC Corp.	6,000	8,019
U-Ming Marine Transport Corp.	4,000	6,765
Unimicron Technology Corp.	14,000	11,263
Unity Opto Technology Co., Ltd. (a)	6,000	7,231
Unizyx Holding Corp. (a)	10,000	5,993
UPC Technology Corp.	11,608	5,184
USI Corp.	8,200	5,305
Ve Wong Corp.	8,000	6,252
Via Technologies, Inc. (a)	4,000	3,198
Visual Photonics Epitaxy Co., Ltd.	2,008	1,929
Walsin Lihwa Corp. (a)	42,000	13,364
Wan Hai Lines, Ltd.	12,000	5,793
Waterland Financial Holdings Co., Ltd.	25,524	7,887
Wei Chuan Food Corp.	6,000	9,044
Weikeng Industrial Co., Ltd.	2,000	1,632
Win Semiconductors Corp.	6,000	5,172
Winbond Electronics Corp. (a)	40,000	10,456
Wintek Corp. (a)	16,000	5,254
Wistron NeWeb Corp.	4,161	9,373
WPG Holdings, Ltd.	20,000	24,136
Yageo Corp. (a)	18,100	8,291
Yang Ming Marine Transport Corp. (a)	14,000	5,885
Yieh Phui Enterprise Co., Ltd. (a)	18,180	5,636
Yuen Foong Yu Paper Manufacturing Co., Ltd.	18,000	8,157
Yungtay Engineering Co., Ltd.	4,000	11,480
Zenitron Corp.	2,000	1,202
Zinwell Corp.	6,000	7,034

		1,635,706

THAILAND — 6.7%
Bangkok Chain Hospital PCL	42,073	9,208
Bangkok Expressway PCL	10,532	10,714
Bumrungrad Hospital PCL	5,786	17,167
Dynasty Ceramic PCL	4,566	7,389
Esso Thailand PCL, NVDR	20,900	3,930
IRPC PCL, NVDR	372,200	39,469
Jasmine International PCL, NVDR	48,700	11,860
Kiatnakin Bank PCL, NVDR	7,000	9,171
MBK PCL, NVDR	1,600	7,102
Precious Shipping PCL	12,074	10,515
Pruksa Real Estate PCL	17,251	10,795
Robinson Department Store PCL, NVDR	13,900	22,602
Siam Global House PCL, NVDR	16,703	7,414
Sri Trang Agro-Industry PCL	11,366	5,361
Thai Airways International PCL (a)	9,338	4,030
Thai Stanley Electric PCL, NVDR	1,400	8,761
Thai Tap Water Supply PCL	55,404	16,567
Thai Union Frozen Products PCL, NVDR	10,100	21,405
Thai Vegetable Oil PCL	8,507	5,953
Thai Vegetable Oil PCL, NVDR	40,300	28,200
Thanachart Capital PCL	5	6
Thoresen Thai Agencies PCL (a)	22,124	14,458
Tisco Financial Group PCL	7,969	10,010

		282,087

TOTAL COMMON STOCKS —
(Cost $3,833,797)		4,146,065

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
KPJ Healthcare Bhd (expiring 01/23/19) (a)	786	150
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	2,867	202

		352

THAILAND — 0.0% (d)
Bangkokland PCL, NVDR (expiring 07/02/18) (a)	24,444	241
Thoresen Thai Agencies PCL (expiring 02/28/17) (a)	955	187

		428

TOTAL WARRANTS —
(Cost $366)		780

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	187,862	187,862
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	49,519	49,519

TOTAL SHORT TERM INVESTMENTS —
(Cost $237,381)		237,381

TOTAL INVESTMENTS — 104.6%
(Cost $4,071,544)		4,384,226
OTHER ASSETS & LIABILITIES — (4.6)%		(194,449)

NET ASSETS — 100.0%		$4,189,777

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
RUSSIA — 99.3%
BANKS — 12.3%
NOMOS-BANK GDR (a)	2,569	$31,701
Sberbank of Russia ADR (b)	129,440	1,264,629
Sberbank of Russia ADR (b)	82,544	802,327
VTB Bank OJSC GDR	221,944	488,055

		2,586,712

CHEMICALS — 3.6%
Phosagro OAO GDR	7,332	81,752
Uralkali OJSC GDR	28,135	667,643

		749,395

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Rostelecom OJSC ADR	27,555	395,139

ELECTRIC UTILITIES — 1.4%
Federal Hydrogenerating Co. JSC ADR (b)	1,612	2,468
Federal Hydrogenerating Co. JSC ADR (b)	199,603	302,997

		305,465

ENERGY EQUIPMENT & SERVICES — 1.2%
Eurasia Drilling Co., Ltd. GDR	6,681	171,234
TMK OAO GDR	8,865	77,569

		248,803

FOOD & STAPLES RETAILING — 6.2%
Magnit OJSC GDR	19,012	1,041,858
O’Key Group SA GDR	9,655	86,895
X5 Retail Group NV GDR (a)	11,562	181,176

		1,309,929

HOUSEHOLD DURABLES — 0.7%
PIK Group GDR (a)	66,066	148,649

INTERNET SOFTWARE & SERVICES — 3.6%
Mail.ru Group, Ltd. GDR (a)	6,645	235,566
Yandex NV (Class A) (a)	17,022	513,894

		749,460

MEDIA — 0.3%
CTC Media, Inc. (c)	7,962	73,330

METALS & MINING — 8.6%
Evraz PLC (a)(c)	31,995	42,512
IRC, Ltd. (a)	152,000	14,500
Magnitogorsk Iron & Steel Works GDR (a)	19,051	38,978
Mechel OAO, ADR (a)(c)	16,824	34,826
MMC Norilsk Nickel OJSC ADR	60,531	1,006,631
Novolipetsk Steel OJSC GDR	9,261	117,059
Polymetal International PLC	16,941	175,249
Polyus Gold International, Ltd.	65,047	221,766
Severstal GDR	22,294	168,766

		1,820,287

OIL, GAS & CONSUMABLE FUELS — 48.2%
Exillon Energy PLC (a)	18,932	39,453
Gazprom Neft JSC ADR	8,851	182,331
Gazprom OAO ADR	479,774	3,694,260
Lukoil OAO ADR (b)	15,760	881,378
Lukoil OAO ADR (b)	33,051	1,836,313
NovaTek OAO GDR	8,343	917,730
Rosneft Oil Co. GDR	116,178	773,629
Surgutneftegas OJSC ADR	91,286	672,778
Surgutneftegas OJSC ADR Preference Shares	49,347	357,766
Tatneft OAO ADR	22,688	777,291

		10,132,929

PHARMACEUTICALS — 0.5%
Pharmstandard GDR (a)	12,369	107,610

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
AFI Development PLC, GDR (a)	67,999	52,699
Etalon Group, Ltd. GDR (a)	16,658	64,800
LSR Group OJSC GDR (a)	30,263	83,223

		200,722

ROAD & RAIL — 0.6%
Globaltrans Investment PLC GDR	11,110	128,209

TRANSPORTATION INFRASTRUCTURE — 0.3%
Novorossiysk Commercial Sea Trade Port PJSC GDR	13,569	63,774

WIRELESS TELECOMMUNICATION SERVICES — 8.9%
MegaFon OAO GDR	8,143	229,225
Mobile Telesystems OJSC ADR	53,701	939,231
Sistema JSFC GDR	19,317	434,826
VimpelCom, Ltd. ADR	30,209	272,787

		1,876,069

TOTAL COMMON STOCKS —
(Cost $28,805,336)		20,896,482

SHORT TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	88,752	88,752
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	74,808	74,808

TOTAL SHORT TERM INVESTMENTS —
(Cost $163,560)		163,560

TOTAL INVESTMENTS — 100.1% (g)
(Cost $28,968,896)		21,060,042
OTHER ASSETS & LIABILITIES — (0.1)%		(20,510)

NET ASSETS — 100.0%		$21,039,532

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	1,676,000	$933,386

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd.	984,000	494,724

AIRLINES — 0.8%
Air China, Ltd.	2,794,000	1,649,663
China Eastern Airlines Corp., Ltd. (a)(b)	2,808,000	933,943
China Southern Airlines Co., Ltd. (Class H) (b)	12,194,000	3,961,413

		6,545,019

AUTO COMPONENTS — 0.3%
Minth Group, Ltd.	640,000	1,303,589
Xinyi Glass Holdings Co., Ltd. (b)	1,546,000	1,257,599

		2,561,188

AUTOMOBILES — 2.4%
Brilliance China Automotive Holdings, Ltd.	2,806,000	4,290,182
BYD Co., Ltd. (a)(b)	470,000	2,905,293
Dongfeng Motor Group Co., Ltd.	2,783,300	3,939,724
Geely Automobile Holdings, Ltd. (b)	3,125,000	1,228,721
Great Wall Motor Co., Ltd. (Class H) (b)	856,500	4,295,170
Guangzhou Automobile Group Co., Ltd.	2,158,637	2,267,987

		18,927,077

BANKS — 19.0%
Agricultural Bank of China, Ltd.	21,229,000	9,250,169
Bank of China, Ltd.	58,949,700	26,142,279
Bank of Chongqing Co. Ltd. (Class H) (a)	854,000	547,164
Bank of Communications Co., Ltd. (b)	6,880,824	4,497,300
China Citic Bank Corp., Ltd.	6,691,471	3,855,960
China Construction Bank Corp.	67,635,623	47,345,503
China Merchants Bank Co., Ltd. (b)	3,997,735	7,246,073
China Minsheng Banking Corp., Ltd. (Class H) (b)	4,367,000	4,379,920
Chongqing Rural Commercial Bank Co., Ltd. (b)	1,326,000	581,200
Huishang Bank Corp. Ltd. (Class H) (a)(b)	5,179,000	2,310,072
Industrial & Commercial Bank of China	67,240,789	41,348,008

		147,503,648

BEVERAGES — 0.5%
Tibet 5100 Water Resources Holdings, Ltd. (b)	1,693,000	691,862
Tsingtao Brewery Co., Ltd. (b)	427,000	3,123,900

		3,815,762

CAPITAL MARKETS — 1.0%
China Cinda Asset Management Co. Ltd. (Class H) (a)(b)	8,583,000	4,868,500
China Everbright, Ltd.	410,000	523,266
CITIC Securities Co., Ltd. (Class H) (b)	740,000	1,543,525
Haitong Securities Co., Ltd. (Class H)	890,400	1,179,999

		8,115,290

CHEMICALS — 0.6%
China Bluechemical, Ltd.	2,152,000	1,109,700
China Lumena New Materials Corp. (b)	3,582,548	577,305
Huabao International Holdings, Ltd. (b)	1,453,000	666,836
Sinopec Shanghai Petrochemical Co., Ltd.	3,545,999	914,265
Yingde Gases	1,185,000	1,130,456

		4,398,562

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd. (b)	1,726,000	2,363,027

COMMUNICATIONS EQUIPMENT — 0.3%
China All Access Holdings, Ltd. (b)	2,470,000	1,088,996
ZTE Corp. (a)(b)	751,198	1,458,421

		2,547,417

CONSTRUCTION & ENGINEERING — 1.7%
China Communications Construction Co., Ltd. (Class H)	4,748,394	3,311,673
China Railway Construction Corp. (Class H) (b)	2,010,875	1,700,561
China Railway Group, Ltd.	4,258,000	1,981,601
China Singyes Solar Technologies Holdings, Ltd.	367,000	580,043
China State Construction International Holdings, Ltd.	1,720,000	2,913,582
China WindPower Group Ltd. (a)	4,390,000	356,540
Metallurgical Corp. of China, Ltd. (a)(b)	4,292,000	730,360
Sinopec Engineering Group Co., Ltd.	1,159,000	1,255,065

		12,829,425

CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. (b)	1,283,000	5,499,481
BBMG Corp.	754,000	587,099
China National Building Material Co., Ltd. (b)	3,002,000	3,010,882
China Resources Cement Holdings, Ltd.	905,163	712,970
China Shanshui Cement Group, Ltd.	1,608,000	677,856

		10,488,288

DIVERSIFIED CONSUMER SERVICES — 0.6%
New Oriental Education & Technology Group, Inc. ADR (b)	118,538	3,479,090
TAL Education Group, ADR (a)	48,580	1,094,022

		4,573,112

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,023,000	751,716

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
China Communications Services Corp., Ltd. (Class H)	1,859,600	$860,632
China Telecom Corp., Ltd.	13,738,951	6,358,452
China Unicom (Hong Kong), Ltd. (b)	4,283,805	5,632,916

		12,852,000

ELECTRICAL EQUIPMENT — 0.5%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,182,000	882,266
Shanghai Electric Group Co., Ltd.	3,352,000	1,188,338
Zhuzhou CSR Times Electric Co., Ltd.	433,000	1,459,698

		3,530,302

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
AAC Technologies Holdings, Inc. (b)	706,245	3,655,479
Anxin-China Holdings, Ltd.	2,492,000	385,507
Avic International Holdings, Ltd. (a)	1,730,000	648,997
Digital China Holdings, Ltd.	859,000	865,971
Hi Sun Technology China, Ltd. (a)	1,476,000	456,669
Ju Teng International Holdings, Ltd.	896,000	634,138
Kingboard Chemical Holdings, Ltd.	712,999	1,391,612
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (a)	707,000	1,039,029
Sunny Optical Technology Group Co., Ltd. (b)	400,000	389,323

		9,466,725

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group (b)	852,000	541,489
China Oilfield Services, Ltd.	1,283,900	3,012,354
Honghua Group, Ltd. (b)	1,194,000	293,996
SPT Energy Group, Inc.	868,000	428,570

		4,276,409

FOOD & STAPLES RETAILING — 0.7%
China Resources Enterprise, Ltd. (b)	1,285,854	3,630,272
Sun Art Retail Group Ltd. (b)	1,158,000	1,455,515
Wumart Stores, Inc. (b)	437,000	425,899

		5,511,686

FOOD PRODUCTS — 3.6%
Asian Citrus Holdings, Ltd.	323	69
Biostime International Holdings, Ltd.	163,000	1,117,899
China Agri-Industries Holdings, Ltd.	1,877,600	733,414
China Huishan Dairy Holdings Co. Ltd. (a)(b)	3,147,000	872,245
China Huiyuan Juice Group, Ltd. (a)	845,000	614,383
China Mengniu Dairy Co., Ltd.	1,285,110	6,436,277
China Milk Products Group, Ltd. (a)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,338,000	1,003,673
China Yurun Food Group, Ltd. (a)(b)	1,288,000	664,170
CP Pokphand Co.	3,844,000	401,395
Shenguan Holdings Group, Ltd. (b)	1,700,000	705,680
Tingyi Cayman Islands Holding Corp.	1,927,844	5,529,748
Uni-President China Holdings, Ltd. (b)	517,000	434,552
Want Want China Holdings, Ltd.	6,041,933	9,019,612

		27,533,117

GAS UTILITIES — 0.8%
China Gas Holdings, Ltd.	1,878,000	2,934,280
China Oil and Gas Group, Ltd.	2,280,000	387,983
China Resources Gas Group, Ltd. (b)	856,000	2,725,675

		6,047,938

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR (b)	82,478	2,668,988
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,696,000	1,932,776

		4,601,764

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Phoenix Healthcare Group Co. Ltd. (a)	407,000	591,844
Shanghai Pharmaceuticals Holding Co., Ltd.	712,800	1,620,950
Sinopharm Group Co., Ltd. (Class H) (b)	682,000	1,868,300

		4,081,094

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	428,000	386,229
China Travel International Investment Hong Kong, Ltd.	4,454,000	889,990
Home Inns & Hotels Management, Inc. ADR (a)(b)	28,418	917,617
REXLot Holdings, Ltd. (b)	5,202,210	603,579
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,308,187	332,231

		3,129,646

HOUSEHOLD DURABLES — 0.5%
Haier Electronics Group Co., Ltd.	935,000	2,531,246
Hisense Kelon Electrical Holdings Co. Ltd. (Class H) (a)	307,000	375,980
Skyworth Digital Holdings, Ltd. (b)	1,657,878	910,470

		3,817,696

HOUSEHOLD PRODUCTS — 0.2%
NVC Lighting Holdings, Ltd.	2,097,000	589,330
Vinda International Holdings, Ltd. (b)	416,000	604,931

		1,194,261

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.8%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,370,000	626,978
China Datang Corp. Renewable Power Co., Ltd. (b)	2,057,000	326,169

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

China Longyuan Power Group Corp. (Class H)	2,249,000	$2,264,352
China Power International Development, Ltd. (b)	2,488,000	862,792
China Resources Power Holdings Co., Ltd.	1,716,112	4,468,898
Datang International Power Generation Co., Ltd. (b)	3,396,287	1,239,065
Huaneng Power International, Inc.	3,222,129	3,082,125
Huaneng Renewables Corp., Ltd. (Class H)	2,454,000	832,020

		13,702,399

INDUSTRIAL CONGLOMERATES — 1.2%
Beijing Enterprises Holdings, Ltd.	477,500	4,278,205
Citic Pacific, Ltd. (b)	1,594,000	2,827,549
Shanghai Industrial Holdings, Ltd.	640,000	2,132,770

		9,238,524

INSURANCE — 5.8%
China Life Insurance Co., Ltd.	6,177,040	17,479,071
China Pacific Insurance Group Co., Ltd. (Class H)	1,464,200	5,228,578
China Taiping Insurance Holdings Co., Ltd. (a)	975,200	1,744,965
New China Life Insurance Co. Ltd. (a)	342,000	1,033,885
People’s Insurance Co. Group of China, Ltd. (Class H)	4,842,000	1,997,460
PICC Property & Casualty Co., Ltd.	3,235,742	4,429,981
Ping An Insurance Group Co. of China, Ltd.	1,608,800	13,335,719

		45,249,659

INTERNET & CATALOG RETAIL — 1.4%
Ctrip.com International, Ltd. ADR (a)	111,019	5,597,578
E-Commerce China Dangdang, Inc. ADR (a)(b)	59,713	857,479
Vipshop Holdings, Ltd. ADS (a)	31,211	4,659,802

		11,114,859

INTERNET SOFTWARE & SERVICES — 15.3%
21Vianet Group, Inc. ADR (a)	52,129	1,496,102
58.com Inc, ADR (a)	11,645	484,781
Baidu, Inc. ADR (a)	224,961	34,279,557
Bitauto Holdings, Ltd. ADR (a)	11,000	394,240
NetEase, Inc. ADR	66,186	4,454,318
Phoenix New Media, Ltd. ADR (a)	44,734	463,892
Qihoo 360 Technology Co., Ltd. ADR (a)	66,806	6,652,541
Sina Corp. (a)(b)	60,204	3,636,924
Sohu.com, Inc. (a)(b)	30,670	1,996,310
SouFun Holdings, Ltd. ADR	27,847	1,905,292
Tencent Holdings, Ltd.	855,383	59,491,576
Youku Tudou, Inc. ADR (a)(b)	105,220	2,950,369
YY, Inc. ADR (a)(b)	10,155	775,436

		118,981,338

IT SERVICES — 0.2%
AGTech Holdings Ltd. (a)	1,520,000	344,873
Travelsky Technology, Ltd. (b)	1,222,000	1,083,835

		1,428,708

MACHINERY — 1.5%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (b)	1,038,800	723,151
China Conch Venture Holdings Ltd. (a)	469,500	1,197,196
China International Marine Containers Group Co., Ltd. (Class H)	598,000	1,386,099
CIMC Enric Holdings, Ltd.	640,000	902,611
CSR Corp., Ltd. (Class H) (b)	1,090,000	916,173
Guangzhou Shipyard International Co., Ltd. (Class H)	248,000	412,425
Haitian International Holdings, Ltd.	651,000	1,305,852
Lonking Holdings, Ltd. (a)	2,679,000	524,952
Weichai Power Co., Ltd. (b)	532,920	2,016,386
Yangzijiang Shipbuilding Holdings, Ltd. (b)	2,669,000	2,292,171

		11,677,016

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	2,952,675	1,221,867
China Shipping Container Lines Co., Ltd. (a)(b)	3,839,500	871,146
China Shipping Development Co., Ltd. (a)(b)	1,439,800	820,404

		2,913,417

MEDIA — 0.1%
ChinaVision Media Group Ltd. (a)	4,610,000	1,034,079

METALS & MINING — 1.4%
Aluminum Corp. of China, Ltd. (a)(b)	4,770,000	1,641,848
Angang Steel Co., Ltd. (a)(b)	1,475,720	909,359
China Metal Recycling Holdings, Ltd. (a)(b)(d)	468,600	0
China Molybdenum Co., Ltd.	1,613,000	627,978
Jiangxi Copper Co., Ltd. (Class H) (b)	1,706,000	2,867,874
Maanshan Iron & Steel (a)(b)	3,454,000	761,416
North Mining Shares Co., Ltd. (a)	10,110,000	482,232
Shougang Fushan Resources Group, Ltd. (b)	3,120,000	949,227
Zhaojin Mining Industry Co., Ltd. (b)	1,064,000	635,077
Zijin Mining Group Co., Ltd. (Class H) (b)	7,894,750	1,679,290

		10,554,301

MULTILINE RETAIL — 0.3%
Golden Eagle Retail Group, Ltd. (b)	718,120	990,568
Intime Retail Group Co., Ltd. (b)	809,500	871,378
Parkson Retail Group, Ltd. (b)	1,715,000	539,458

		2,401,404

OIL, GAS & CONSUMABLE FUELS — 10.2%
China Coal Energy Co., Ltd (b)	4,321,013	2,434,280
China Petroleum & Chemical Corp.	20,920,640	18,717,069

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

China Shenhua Energy Co., Ltd.	3,153,700	$9,106,926
China Suntien Green Energy Corp., Ltd. (Class H)	1,050,000	347,877
CNOOC, Ltd.	13,610,174	20,458,116
Inner Mongolia Yitai Coal Co., Ltd.	493,800	642,948
Kunlun Energy Co., Ltd. (b)	2,555,400	4,275,993
Newocean Energy Holdings, Ltd. (b)	898,000	694,594
PetroChina Co., Ltd.	17,968,930	19,574,124
Sinopec Kantons Holdings, Ltd.	1,084,000	1,071,835
United Energy Group, Ltd. (a)	2,768,000	428,204
Yanzhou Coal Mining Co., Ltd. (b)	2,153,900	1,629,923

		79,381,889

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (b)	2,038,000	1,266,352
Nine Dragons Paper Holdings, Ltd. (b)	1,706,000	1,328,371

		2,594,723

PERSONAL PRODUCTS — 1.0%
Hengan International Group Co., Ltd.	695,000	7,199,032
Magic Holdings International, Ltd.	680,000	551,395

		7,750,427

PHARMACEUTICALS — 1.5%
China Medical System Holdings, Ltd. (b)	825,000	933,796
China Pharmaceutical Group, Ltd.	980,000	867,933
China Shineway Pharmaceutical Group, Ltd.	310,000	541,108
Guangzhou Baiyunshan Pharmaceu (a)	220,000	745,902
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H) (b)	215,000	748,351
Sihuan Pharmaceutical Holdings Group, Ltd.	2,003,000	2,414,326
Sino Biopharmaceutical	2,624,000	2,235,984
Tong Ren Tang Technologies Co., Ltd.	198,000	635,577
WuXi PharmaTech Cayman, Inc. ADR (a)	64,025	2,359,962

		11,482,939

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.9%
Agile Property Holdings, Ltd. (b)	1,947,109	1,596,433
Carnival Group International Holdings Ltd. (a)	7,310,000	621,963
China Overseas Land & Investment, Ltd. (b)	3,391,862	8,788,963
China Resources Land, Ltd. (b)	1,713,000	3,758,550
China South City Holdings, Ltd. (b)	2,398,000	1,094,349
Country Garden Holdings Co., Ltd.	6,005,657	2,508,470
E-House China Holdings, Ltd. ADR	65,314	789,646
Evergrande Real Estate Group, Ltd. (b)	3,972,000	1,874,104
Greentown China Holdings, Ltd.	451,000	487,219
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,138,224	1,640,488
Hopson Development Holdings, Ltd. (a)(b)	444,000	412,688
Hydoo International Holding Ltd. (a)	1,282,000	563,567
Kaisa Group Holdings, Ltd. (a)(b)	1,332,000	479,084
Longfor Properties Co., Ltd.	922,500	1,272,488
Poly Hong Kong Investments, Ltd. (b)	1,387,000	613,302
Renhe Commercial Holdings Co., Ltd. (a)(b)	11,332,000	701,215
Shenzhen Investment, Ltd.	1,802,109	583,120
Shimao Property Holdings, Ltd. (b)	1,132,441	2,481,807
Shui On Land, Ltd.	3,589,500	999,519
Sino-Ocean Land Holdings, Ltd. (b)	3,946,491	2,157,150
Soho China, Ltd.	1,101,500	905,959
Sunac China Holdings, Ltd.	1,319,000	765,175
Yanlord Land Group, Ltd. (b)	1,213,000	1,032,094
Yuexiu Property Co., Ltd. (b)	6,670,000	1,375,781
Yuzhou Properties Co. (a)(b)	3,033,840	672,705

		38,175,839

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd.	2,624,000	1,109,535

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
GCL Poly Energy Holdings, Ltd. (a)(b)	5,647,000	2,038,352
Hanergy Solar Group, Ltd. (a)(b)	11,655,000	1,833,055
JinkoSolar Holding Co. Ltd, ADR (a)(b)	16,260	454,467
Semiconductor Manufacturing International Corp. (a)(b)	22,941,000	1,715,315
Shunfeng Photovoltaic International Ltd. (a)(b)	590,000	688,342
Trina Solar, Ltd. ADR (a)(b)	65,058	875,030
Xinyi Solar Holdings, Ltd. (a)	1,552,000	464,176
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	96,157	418,283

		8,487,020

SOFTWARE — 0.9%
AutoNavi Holdings, Ltd. ADR (a)(b)	21,295	426,752
Boyaa Interactive International Ltd. (a)	338,000	420,918
Giant Interactive Group, Inc. ADR	114,782	1,328,028
Kingdee International Software Group Co., Ltd. (a)	1,088,000	416,570
Kingsoft Corp., Ltd. (b)	638,000	2,512,669
NetDragon Websoft, Inc.	248,500	449,136
NQ Mobile, Inc. ADR (a)(b)	32,175	566,602
Perfect World Co., Ltd. ADR (b)	39,382	814,026

		6,934,701

SPECIALTY RETAIL — 0.9%
Baoxin Auto Group, Ltd. (b)	726,000	616,773
Belle International Holdings, Ltd.	3,761,000	3,747,885
GOME Electrical Appliances Holding, Ltd. (b)	7,789,000	1,315,396
Hengdeli Holdings, Ltd. (b)	3,132,895	601,777

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Zhongsheng Group Holdings, Ltd. (b)	627,000	$863,261

		7,145,092

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Coolpad Group, Ltd.	1,372,000	673,880
Lenovo Group, Ltd. (b)	5,632,000	6,222,242
TCL Communication Technology Holdings, Ltd. (a)	428,000	502,098

		7,398,220

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (b)	626,000	1,044,268
Bosideng International Holdings, Ltd. (b)	3,870,000	583,714
China Dongxiang Group Co. (b)	4,737,000	940,432
Li Ning Co., Ltd. (a)(b)	1,074,500	725,840
Ports Design, Ltd.	578,500	302,784
Shenzhou International Group Holdings, Ltd.	319,000	1,013,704

		4,610,742

TRANSPORTATION INFRASTRUCTURE — 1.8%
Anhui Expressway Co., Ltd.	2,118,000	1,089,437
Beijing Capital International Airport Co., Ltd.	2,151,939	1,475,859
China Merchants Holdings International Co., Ltd.	1,070,172	3,676,666
COSCO Pacific, Ltd.	1,921,273	2,452,041
Jiangsu Expressway Co., Ltd. (b)	1,852,795	2,111,461
Shenzhen Expressway Co., Ltd.	1,574,000	712,222
Shenzhen International Holdings Ltd.	647,378	810,365
Zhejiang Expressway Co., Ltd. (Class H)	1,948,000	1,775,464

		14,103,515

WATER UTILITIES — 0.7%
Beijing Enterprises Water Group, Ltd. (b)	3,870,000	2,709,032
Guangdong Investment, Ltd. (b)	3,014,000	2,879,154

		5,588,186

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
China Mobile, Ltd.	4,331,004	39,641,525

TOTAL COMMON STOCKS —
(Cost $834,076,399)		775,590,336

SHORT TERM INVESTMENTS — 14.3%
UNITED STATES — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	109,976,342	109,976,342
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	381,701	381,701

TOTAL SHORT TERM INVESTMENTS —
(Cost $110,358,043)		110,358,043

TOTAL INVESTMENTS — 114.3% (h)
(Cost $944,434,442)		885,948,379
OTHER ASSETS & LIABILITIES — (14.3)%		(110,502,783)

NET ASSETS — 100.0%		$775,445,596

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (Note 2).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
MARCH 31, 2014

PERCENT OF
COUNTRY	NET ASSETS

Bermuda	0.4%
Cayman Islands	0.7
China	74.9
Hong Kong	24.0
United States Short Term Investments	14.3
Other Assets & Liabilities	(14.3)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 11.7%
All America Latina Logistica SA	11,435	$38,362
AMBEV SA ADR	342,052	2,534,605
Anhanguera Educacional Participacoes SA	4,857	30,134
Banco Bradesco SA Preference Shares ADR	139,891	1,912,310
Banco do Brasil SA	41,060	414,876
Banco Santander Brasil SA	21,749	121,154
BM&FBOVESPA SA	87,418	435,831
BR Malls Participacoes SA	32,191	279,326
Bradespar SA Preference Shares	22,755	198,457
Brasil Brokers Participacoes SA	8,829	19,955
Braskem SA Preference Shares ADR (a)(b)	8,809	137,597
BRF — Brasil Foods SA ADR	25,056	500,619
CCR SA	24,381	188,219
Centrais Eletricas Brasileiras SA ADR (b)	28,205	80,102
Cia Hering	2,225	26,998
Cielo SA	8,039	257,611
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	11,149	487,880
Companhia de Saneamento Basico do Estado de Sao Paulo	35,827	335,010
Companhia Energetica de Minas Gerais ADR (b)	62,931	427,931
Companhia Energetica de Sao Paulo Preference Shares	2,790	32,951
Companhia Siderurgica Nacional SA ADR (b)	72,126	314,469
Cosan SA Industria e Comercio	8,999	140,618
Cyrela Brazil Realty SA	25,351	153,465
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,343	18,794
Duratex SA	16,926	86,637
Empresa Brasileira de Aeronautica SA	38,717	347,278
Estacio Participacoes SA	4,448	45,062
Fibria Celulose SA ADR (a)(b)	13,878	153,491
Gafisa SA	6,139	9,713
Gerdau SA ADR	53,713	344,300
Hypermarcas SA	2,353	17,112
Investimentos Itau SA	52,472	232,537
Investimentos Itau SA (a)(c)	4,227	17,328
Investimentos Itau SA (a)(c)	805	3,567
Investimentos Itau SA Preference Shares	275,355	1,128,754
Itau Unibanco Holding SA Preference Shares ADR	169,356	2,516,630
JBS SA	10,161	34,943
Klabin SA	2,960	15,269
Klabin SA Preference Shares	10	10
Kroton Educacional SA	8,625	190,732
Lojas Americanas SA Preference Shares	29,032	215,247
Lojas Renner SA	16,395	466,602
Metalurgica Gerdau SA Preference Shares	28,251	217,970
MMX Mineracao e Metalicos SA (a)	2,567	2,912
MRV Engenharia e Participacoes SA	4,911	17,607
Natura Cosmeticos SA	13,852	234,008
Oi SA ADR (b)(c)	5,220	7,569
Oi SA ADR (b)(c)	27,617	36,731
PDG Realty SA Empreendimentos e Participacoes (a)	32,623	20,819
Petroleo Brasileiro SA ADR (b)(c)	107,906	1,496,656
Petroleo Brasileiro SA ADR (c)	70,968	933,229
Profarma Distribuidora de Produtos Farmaceuticos SA	1,554	12,052
Prumo Logistica SA (a)	15,033	6,662
Qualicorp SA (a)	1,980	20,138
Souza Cruz SA	45,733	417,505
Telefonica Brasil SA ADR	10,141	215,395
Telefonica Brasil SA Preference Shares	25,586	544,603
Tim Participacoes SA ADR	11,170	289,973
Tractebel Energia SA ADR	12,833	199,553
Ultrapar Participacoes SA	13,166	320,383
Usinas Siderurgicas de Minas Gerais SA ADR (a)	39,456	173,606
Vale SA ADR (b)	75,035	1,037,734
Vale SA Preference Shares ADR	135,905	1,692,017
Weg SA	22,496	316,031

		23,125,639

CHILE — 2.0%
Antarchile SA	16,117	213,629
Compania General de Electricidad SA	38,703	188,336
Empresa Electrica Pilmaiquen	19,642	85,595
Empresa Nacional de Electricidad SA ADR	8,303	358,524
Empresas COPEC SA	37,099	484,333
Empresas Iansa SA	398,369	14,467
Enersis SA ADR	31,882	495,127
Enjoy SA	172,751	17,685
Invexans SA	844,955	15,634
Latam Airlines Group SA, ADR (b)	24,560	369,628
Madeco SA (a)	954,395	4,124
Multiexport Foods SA (a)	157,170	33,932
Parque Arauco SA	241,596	459,293
SACI Falabella	112,459	989,739
Socovesa SA	73,916	17,045
Vina Concha y Toro SA ADR	5,449	218,014

		3,965,105

CHINA — 16.7%
Agricultural Bank of China, Ltd.	852,000	371,244
Air China, Ltd.	186,000	109,820
Aluminum Corp. of China, Ltd. (a)(b)	310,000	106,703
Angang Steel Co., Ltd. (a)(b)	64,640	39,832
Anhui Conch Cement Co., Ltd. (b)	186,000	797,275
Anton Oilfield Services Group (b)	36,000	22,880
Avic International Holdings, Ltd. (a)	60,000	22,509
Baidu, Inc. ADR (a)	17,324	2,639,831
Bank of China, Ltd.	2,651,900	1,176,032
Bank of Communications Co., Ltd. (b)	495,864	324,096

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Beijing Jingneng Clean Energy Co., Ltd. (Class H)	42,000	$19,221
BOE Technology Group Co., Ltd. (Class B) (a)	36,700	9,746
Brilliance China Automotive Holdings, Ltd.	138,000	210,993
BYD Co., Ltd. (a)(b)	13,000	80,359
China Citic Bank Corp., Ltd.	347,000	199,959
China Coal Energy Co., Ltd (b)	310,000	174,641
China Communications Construction Co., Ltd. (Class H) (b)	284,000	198,070
China Communications Services Corp., Ltd. (Class H)	58,000	26,843
China Construction Bank Corp.	3,632,280	2,542,626
China COSCO Holdings Co., Ltd. (a)(b)	217,425	89,974
China Datang Corp. Renewable Power Co., Ltd.	81,000	12,844
China Fangda Group Co., Ltd.	92,100	40,606
China Life Insurance Co., Ltd.	531,000	1,502,562
China Longyuan Power Group Corp. (Class H)	100,000	100,683
China Merchants Bank Co., Ltd. (b)	317,195	574,930
China Minsheng Banking Corp., Ltd. (Class H) (b)	200,000	200,592
China National Accord Medicines Corp., Ltd.	2,000	10,024
China National Building Material Co., Ltd. (b)	62,000	62,183
China Oilfield Services, Ltd.	248,000	581,871
China Pacific Insurance Group Co., Ltd. (Class H)	53,000	189,260
China Petroleum & Chemical Corp.	1,550,200	1,386,917
China Railway Construction Corp. (Class H)	155,000	131,081
China Railway Group, Ltd.	279,000	129,842
China Shenhua Energy Co., Ltd.	248,000	716,148
China Shipping Container Lines Co., Ltd. (a)(b)	500,350	113,525
China Shipping Development Co., Ltd. (a)(b)	124,000	70,656
China Telecom Corp., Ltd.	1,118,000	517,416
China Vanke Co., Ltd. (Class B)	47,000	78,161
Chongqing Changan Automobile Co., Ltd. (Class B)	42,400	70,402
Chongqing Machinery & Electric Co., Ltd.	44,000	5,842
Coland Holdings, Ltd.	11,938	31,950
Coolpad Group, Ltd.	76,000	37,329
Country Garden Holdings Co., Ltd.	221,000	92,308
Ctrip.com International, Ltd. ADR (a)(b)	12,529	631,712
Datang International Power Generation Co., Ltd. (b)	372,000	135,716
Dongfang Electric Corp., Ltd. (b)	12,400	19,310
Dongfeng Motor Group Co., Ltd.	310,000	438,801
Great Wall Motor Co., Ltd. (Class H) (b)	49,750	249,486
Guangdong Electric Power Development Co. Ltd.	72,500	42,713
Guangshen Railway Co., Ltd.	248,000	104,865
Guangzhou Automobile Group Co., Ltd.	144,636	151,963
Guangzhou Baiyunshan Pharmaceu	6,000	20,343
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	111,600	160,846
Guodian Technology & Environment Group Co., Ltd. (Class H) (b)	26,000	6,905
Hainan Meilan International Airport Co., Ltd. (Class H)	18,000	16,963
Hangzhou Steam Turbine Co.	15,900	18,325
Harbin Electric Co., Ltd. (b)	62,000	35,088
Hengan International Group Co., Ltd.	25,500	264,137
Huadian Power International Co.	372,000	180,795
Huaneng Power International, Inc.	310,000	296,530
Huaneng Renewables Corp., Ltd. (Class H)	120,000	40,686
Huangshan Tourism Development Co., Ltd.	28,700	34,641
Industrial & Commercial Bank of China	3,550,590	2,183,345
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	9,300	11,216
Jiangsu Expressway Co., Ltd. (b)	188,000	214,246
Jiangsu Future Land Co., Ltd.	73,900	37,098
Jiangxi Copper Co., Ltd. (Class H) (b)	64,000	107,587
Kingsoft Corp., Ltd. (b)	28,000	110,274
Konka Group Co., Ltd.	285,900	107,990
Lao Feng Xiang Co., Ltd. (Class B)	8,000	20,400
Livzon Pharmaceutical Group, Inc. (Class H) (a)	3,000	18,216
Maanshan Iron & Steel (a)(b)	186,000	41,003
Mindray Medical International, Ltd. ADR (b)	2,559	82,809
NetEase, Inc. ADR	7,397	497,818
New Oriental Education & Technology Group, Inc. ADR (b)	5,060	148,511
Nine Dragons Paper Holdings, Ltd. (b)	93,000	72,414
Parkson Retail Group, Ltd. (b)	77,134	24,263
People’s Insurance Co. Group of China, Ltd. (Class H)	152,000	62,704
PetroChina Co., Ltd.	1,364,000	1,485,848
PICC Property & Casualty Co., Ltd.	295,712	404,852
Ping An Insurance Group Co. of China, Ltd.	87,000	721,163
Renhe Commercial Holdings Co., Ltd. (a)(b)	290,000	17,945
Semiconductor Manufacturing International Corp. (a)(b)	1,050,000	78,509
Shandong Chenming Paper Holdings Ltd. (Class B)	13,200	6,517
Shandong Luoxin Pharmacy Stock Co., Ltd. (Class H)	8,000	10,293
Shandong Weigao Group Medical Polymer Co., Ltd.	84,000	95,727
Shanghai Dajiang Group, Class B (a)	246,401	91,415
Shanghai Electric Group Co., Ltd.	352,000	124,790

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Shanghai Jinjiang International Industrial Investment Co. Ltd.	34,100	$30,963
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	81,934	82,426
Shenzhen Expressway Co., Ltd.	248,000	112,218
Shenzhou International Group Holdings, Ltd.	6,000	19,066
Sihuan Pharmaceutical Holdings Group, Ltd.	16,000	19,286
Sina Corp. (a)(b)	3,556	214,818
Sinopec Shanghai Petrochemical Co., Ltd.	372,000	95,913
Sinopharm Group Co., Ltd. (Class H) (b)	18,800	51,501
Soho China, Ltd.	21,500	17,683
SPT Energy Group, Inc.	20,000	9,875
Suntech Power Holdings Co., Ltd. ADR (a)(b)	8,143	2,855
Tencent Holdings, Ltd.	66,800	4,645,916
Tingyi Cayman Islands Holding Corp.	186,000	533,515
Tong Ren Tang Technologies Co., Ltd.	5,000	16,050
Travelsky Technology, Ltd. (b)	226,000	200,447
Want Want China Holdings, Ltd.	343,000	512,043
Weiqiao Textile Co. (b)	78,000	43,037
WuXi PharmaTech Cayman, Inc. ADR (a)	620	22,853
Yanzhou Coal Mining Co., Ltd. (b)	186,000	140,752
Youku Tudou, Inc. ADR (a)(b)	4,652	130,442
Zhejiang Expressway Co., Ltd. (Class H)	248,000	226,034
Zhuzhou CSR Times Electric Co., Ltd.	24,000	80,907
Zijin Mining Group Co., Ltd. (Class H) (b)	375,000	79,766
ZTE Corp. (a)(b)	81,473	158,177

		32,893,107

COLOMBIA — 0.8%
Almacenes Exito SA	6,296	94,933
Banco Davivienda SA Preference Shares	10,588	137,057
Banco de Bogota SA	3,090	109,823
Bancolombia SA	9,835	134,604
BanColombia SA ADR (b)	3,545	200,222
Bolsa de Valores de Colombia	6,419,941	70,775
Cementos Argos SA	6,997	35,831
Corp Financiera Colombiana SA	2,994	56,947
Ecopetrol SA	93,183	190,778
Empresa de Telecomunicaciones de Bogota	186,460	41,680
Fabricato SA (a)	1,220,646	9,922
Grupo Argos SA	2,826	29,690
Grupo Aval Acciones y Valores	281,491	185,191
Grupo de Inversiones Suramericana SA	4,139	76,749
Grupo Nutresa SA	3,556	49,282
Grupo Odinsa SA	19,484	80,177
Interbolsa SA/Colombia (a)(d)	52,588	0
Interconexion Electrica SA ESP	14,346	64,063
Isagen SA ESP	63,235	103,764

		1,671,488

CZECH REPUBLIC — 0.5%
CEZ AS	12,921	370,682
Komercni Banka AS	1,360	325,249
Telefonica O2 Czech Republic AS	9,089	136,539
Unipetrol (a)	9,208	66,827

		899,297

EGYPT — 0.5%
Commercial International Bank Egypt SAE	130,833	667,736
Egyptian Financial Group-Hermes Holding (a)	46,827	82,868
Egyptian Kuwait Holding Co.	37,224	39,457
Global Telecom Holding (a)	49,508	31,478
Global Telecom Holding GDR (a)(e)	31,913	106,249
Orascom Telecom Media & Technology Holding SAE	40,739	7,309

		935,097

HONG KONG — 6.2%
AAC Technologies Holdings, Inc. (b)	79,000	408,899
Agile Property Holdings, Ltd. (b)	186,000	152,501
AMVIG Holdings, Ltd.	38,000	14,549
AviChina Industry & Technology Co. (b)	88,000	49,008
Beijing Capital International Airport Co., Ltd.	186,000	127,564
Beijing Capital Land, Ltd.	24,000	8,818
Beijing Enterprises Holdings, Ltd.	12,000	107,515
Beijing Enterprises Water Group, Ltd. (b)	48,000	33,600
Belle International Holdings, Ltd. (b)	161,000	160,439
Biostime International Holdings, Ltd.	5,000	34,291
C.banner International Holdings, Ltd.	12,000	3,852
Chailease Holding Co., Ltd.	29,000	69,613
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(f)	136,550	0
China All Access Holdings, Ltd.	28,000	12,345
China Everbright International, Ltd. (b)	69,000	94,466
China Gas Holdings, Ltd.	100,000	156,245
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	36,000	26,871
China Medical System Holdings, Ltd. (b)	69,000	78,099
China Mengniu Dairy Co., Ltd.	93,000	465,776
China Merchants Holdings International Co., Ltd.	71,099	244,267
China Mobile Games & Entertainment Group, Ltd. ADR (a)	70	1,546
China Mobile, Ltd.	336,500	3,079,972
China Modern Dairy Holdings, Ltd. (a)(b)	95,000	40,782
China Oil and Gas Group, Ltd.	120,000	20,420
China Overseas Grand Oceans Group, Ltd. (b)	26,000	17,094
China Overseas Land & Investment, Ltd. (b)	251,200	650,907
China Power International Development, Ltd. (b)	310,000	107,502

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

China Resources Enterprise, Ltd. (b)	62,000	$175,041
China Resources Gas Group, Ltd.	8,000	25,474
China Resources Land, Ltd. (b)	124,000	272,073
China Resources Power Holdings Co., Ltd.	129,600	337,489
China Singyes Solar Technologies Holdings, Ltd.	8,000	12,644
China State Construction International Holdings, Ltd. (b)	14,000	23,715
China Taiping Insurance Holdings Co., Ltd. (a)	9,000	16,104
China Travel International Investment Hong Kong, Ltd.	310,000	61,944
China Unicom (Hong Kong), Ltd.	253,668	333,556
China Yurun Food Group, Ltd. (a)(b)	12,000	6,188
Citic Pacific, Ltd. (b)	62,000	109,980
CITIC Telecom International Holdings, Ltd.	33,000	12,337
CNOOC, Ltd.	1,018,000	1,530,206
Comba Telecom Systems Holdings, Ltd. (a)(b)	33,780	8,840
COSCO Pacific, Ltd.	136,459	174,157
Digital China Holdings, Ltd.	33,000	33,268
GCL Poly Energy Holdings, Ltd. (a)(b)	161,000	58,115
Geely Automobile Holdings, Ltd. (b)	115,000	45,217
Greatview Aseptic Packaging Co., Ltd.	10,000	5,311
Greentown China Holdings, Ltd.	25,500	27,548
Guangdong Investment, Ltd.	250,000	238,815
Haier Electronics Group Co., Ltd.	7,000	18,951
Hanergy Solar Group, Ltd. (a)(b)	362,000	56,934
Hengdeli Holdings, Ltd. (b)	813,600	156,279
Honghua Group, Ltd. (b)	14,000	3,447
Hopson Development Holdings, Ltd. (a)(b)	26,000	24,166
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	120,000	26,453
Huabao International Holdings, Ltd. (b)	36,000	16,522
Ju Teng International Holdings, Ltd.	36,000	25,479
Kaisa Group Holdings, Ltd. (a)(b)	32,000	11,510
Kingboard Chemical Holdings, Ltd.	59,340	115,818
Kingboard Laminates Holdings, Ltd.	34,500	12,631
Kunlun Energy Co., Ltd. (b)	310,000	518,728
KWG Property Holding, Ltd.	56,000	30,754
Lee & Man Paper Manufacturing, Ltd.	29,000	18,020
Lenovo Group, Ltd. (b)	434,000	479,484
Li Ning Co., Ltd. (a)(b)	62,000	41,882
Minth Group, Ltd.	18,000	36,663
NetDragon Websoft, Inc.	4,500	8,133
Newocean Energy Holdings, Ltd. (b)	22,000	17,017
Poly Hong Kong Investments, Ltd. (b)	11,000	4,864
Real Nutriceutical Group, Ltd. (b)	21,000	4,711
Shenzhen International Holdings Ltd.	27,750	34,737
Shenzhen Investment, Ltd.	80,789	26,141
Shimao Property Holdings, Ltd.	93,000	203,815
Sino Biopharmaceutical	120,000	102,255
Sino-Ocean Land Holdings, Ltd. (b)	233,563	127,666
Sinotrans, Ltd.	310,000	155,858
Skyworth Digital Holdings, Ltd. (b)	55,642	30,557
Sun Art Retail Group Ltd. (b)	13,000	16,340
Sunac China Holdings, Ltd. (b)	64,000	37,128
Sunny Optical Technology Group Co., Ltd. (b)	27,000	26,279
Tianneng Power International, Ltd.	14,000	4,729
Tibet 5100 Water Resources Holdings, Ltd. (b)	20,000	8,173
VODone, Ltd. (a)	108,200	11,717
Wasion Group Holdings, Ltd.	18,000	12,809
Yingde Gases	21,000	20,033
Yip’s Chemical Holdings, Ltd.	10,000	6,910
Yuexiu Property Co., Ltd. (b)	434,000	89,519
Yuexiu Transport Infrastructure, Ltd.	1,258	649

		12,218,724

HUNGARY — 0.4%
MOL Hungarian Oil and Gas NyRt	4,322	243,174
OTP Bank NyRt (b)	17,466	334,513
Richter Gedeon NyRt	14,954	260,793

		838,480

INDIA — 8.8%
Adani Enterprises, Ltd.	895	5,515
Alok Industries Ltd.	221,493	24,107
Ambuja Cements, Ltd. (a)	31,174	105,546
Amtek Auto, Ltd.	7,273	19,375
Anant Raj, Ltd. (a)	49,965	47,646
Apollo Hospitals Enterprise, Ltd.	4,460	68,439
Ashok Leyland, Ltd.	26,823	10,622
Aurobindo Pharma, Ltd.	7,274	62,299
Axis Bank, Ltd.	2,501	61,161
Bajaj Hindusthan, Ltd. (a)	76,282	20,883
Bajaj Holdings and Investment, Ltd.	1,856	31,848
Balrampur Chini Mills, Ltd.	37,995	35,531
BF Investment, Ltd. (a)	8,953	9,977
Bharat Heavy Electricals, Ltd.	57,997	190,386
Bharti Airtel, Ltd.	113,443	603,567
Biocon, Ltd.	2,014	14,312
Britannia Industries, Ltd.	3,809	53,791
Cipla, Ltd.	39,590	253,758
Core Education & Technologies, Ltd. (a)	9,585	1,974
DCB Bank, Ltd. (a)	105,088	107,776
Dewan Housing Finance Corp., Ltd.	13,067	47,861
Dr. Reddy’s Laboratories, Ltd. ADR	11,507	505,157
Educomp Solutions, Ltd. (a)	15,746	6,591
Era Infra Engineering, Ltd. (a)	2,818	632
Fortis Healthcare, Ltd. (a)	20,688	33,844
GAIL India, Ltd.	43,555	274,249
Gammon India, Ltd. (a)	2,510	622
Gateway Distriparks, Ltd.	12,377	34,350
Gitanjali Gems Ltd. (a)	1,626	1,605
Glenmark Pharmaceuticals, Ltd.	706	6,681
Godrej Consumer Products Ltd.	2,418	34,793
Godrej Industries, Ltd.	21,280	112,453
Grasim Industries, Ltd. GDR (c)	722	34,735
Grasim Industries, Ltd. GDR (c)	180	8,704
Gruh Finance Ltd.	17,404	86,055
GTL Infrastructure Ltd. (a)	273,670	6,644

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

GTL, Ltd. (a)	1,891	$453
Gujarat NRE Coke, Ltd. (a)	12,405	1,786
GVK Power & Infrastructure, Ltd. (a)	109,642	20,286
HCL Technologies, Ltd.	11,141	259,430
HDFC Bank, Ltd.	83,210	1,043,286
Hero Motocorp, Ltd.	12,675	482,784
Hindalco Industries, Ltd.	40,352	95,775
Hindustan Construction Co. (a)	13,633	3,858
Hindustan Unilever, Ltd.	55,781	565,586
Housing Development & Infrastructure, Ltd. (a)	11,520	11,111
Housing Development Finance Corp., Ltd.	86,065	1,273,772
ICICI Bank, Ltd. ADR	17,851	781,874
Idea Cellular, Ltd.	4,693	10,801
IDFC, Ltd.	1,142	2,338
IIFL Holdings, Ltd.	155,863	203,955
Indiabulls Infrastructure & Power, Ltd. (a)	45,176	2,307
Indiabulls Real Estate, Ltd.	16,549	15,102
Indian Hotels Co., Ltd.	54,447	66,278
Infosys Technologies, Ltd. ADR (b)	29,607	1,604,107
IRB Infrastructure Developers, Ltd.	3,587	6,204
ITC, Ltd. GDR (c)	3,032	17,846
ITC, Ltd. GDR (c)	39,768	234,957
IVRCL Infrastructures & Projects, Ltd. (a)	13,976	3,089
Jain Irrigation Systems, Ltd. (c)	9,497	10,408
Jain Irrigation Systems, Ltd. (c)	395	204
Jaiprakash Associates, Ltd.	51,071	45,921
Jet Airways India, Ltd. (a)	11,266	46,830
Jindal Steel & Power, Ltd.	4,693	22,981
Lanco Infratech, Ltd. (a)	28,494	3,387
Larsen & Toubro, Ltd. GDR	19,094	406,702
LIC Housing Finance, Ltd.	12,523	49,517
Mahanagar Telephone Nigam (a)	42,275	10,759
Mahindra & Mahindra Financial Services, Ltd.	11,293	47,651
Mahindra & Mahindra, Ltd. GDR	21,800	355,340
Maruti Suzuki India, Ltd.	9,558	315,559
Monnet Ispat, Ltd.	5,017	7,447
MRF, Ltd.	112	40,861
Nagarjuna Construction Co., Ltd.	9,397	5,586
Oil & Natural Gas Corp., Ltd.	113,335	604,795
OnMobile Global, Ltd.	3,190	1,773
Opto Circuits India, Ltd. (a)	4,490	2,045
OVANITC, Ltd.	6,198	36,619
PTC India, Ltd.	36,435	41,363
Punj Lloyd, Ltd. (a)	10,164	4,816
REI Agro, Ltd.	34,531	2,573
Reliance Capital, Ltd.	5,012	29,028
Reliance Communications, Ltd.	61,658	133,077
Reliance Industries, Ltd. GDR (e)	49,276	1,527,556
Reliance Infrastructure, Ltd.	14,734	106,985
Rolta India, Ltd.	4,693	5,760
Ruchi Soya Industries Ltd.	26,785	13,118
SE Investments Ltd.	22,665	138,899
Sesa Sterlite, Ltd.	20,670	65,257
Shree Renuka Sugars, Ltd.	60,594	21,864
Shriram Transport Finance Co., Ltd.	3,273	42,062
Siemens India, Ltd.	13,434	173,733
Sintex Industries, Ltd.	33,848	24,654
State Bank of India GDR	2,886	183,550
Strides Arcolab, Ltd.	1,613	10,454
Sun Pharmaceutical Industries, Ltd.	26,569	255,691
Sun TV Network, Ltd.	4,460	30,002
Suzlon Energy, Ltd. (a)	274,273	50,976
Tata Communications Ltd.	10,019	51,519
Tata Consultancy Services, Ltd.	27,315	975,629
Tata Motors, Ltd. ADR	14,897	527,503
Tata Power Co., Ltd.	126,291	180,061
Tata Steel, Ltd.	21,352	140,845
Ultratech Cement, Ltd. GDR	297	10,876
Unitech, Ltd. (a)	93,463	21,909
United Breweries, Ltd.	3,132	43,213
United Spirits, Ltd.	3,261	144,558
Videocon Industries, Ltd.	16,147	43,435
VST Industries Ltd.	1,170	32,245
Wipro, Ltd. ADR (b)	34,492	462,193
Wockhardt Ltd.	1,373	10,522
Zee Entertainment Enterprises, Ltd.	24,594	111,743

		17,262,528

INDONESIA — 3.5%
Alam Sutera Realty Tbk PT	396,400	20,762
Astra International Tbk PT	1,793,900	1,164,614
Bank Central Asia Tbk PT	1,104,100	1,030,234
Bank Danamon Indonesia Tbk PT	265,118	101,520
Bank Mandiri Tbk PT	657,649	547,076
Bank Negara Indonesia Persero Tbk PT	107,000	46,718
Bank Rakyat Indonesia Persero Tbk PT	1,007,800	849,444
Barito Pacific Tbk PT (a)	524,400	15,695
Bekasi Fajar Industrial Estate Tbk PT	247,000	12,285
Bumi Resources Tbk PT (a)	918,600	21,752
Bumi Serpong Damai PT	210,700	30,325
BW Plantation Tbk PT	214,000	24,772
Charoen Pokphand Indonesia Tbk PT	230,000	80,885
Ciputra Development Tbk PT	323,500	33,033
Citra Marga Nusaphala Persada Tbk PT (a)	62,000	18,475
Garuda Indonesia Tbk PT (a)	703,700	30,787
Global Mediacom Tbk PT	34,300	7,096
Indocement Tunggal Prakarsa Tbk PT	28,100	57,820
Indofood Sukses Makmur Tbk PT	691,500	444,362
Indosat Tbk PT	139,500	48,506
Japfa Comfeed Indonesia Tbk PT	60,500	7,509
Kalbe Farma Tbk PT	3,821,700	492,851
Kawasan Industri Jababeka Tbk PT	262,495	5,915
Lippo Cikarang Tbk PT (a)	10,200	6,734
Lippo Karawaci Tbk PT	680,400	64,985
Matahari Putra Prima Tbk PT	34,400	8,131
Mayora Indah Tbk PT	19,567	51,673
Medco Energi Internasional Tbk PT	363,200	86,963
Media Nusantara Citra Tbk PT	44,600	10,326
Modernland Realty Tbk PT (a)	424,800	16,678
Pakuwon Jati Tbk PT	299,300	9,221
Perusahaan Gas Negara Persero Tbk PT	796,100	359,156
Semen Gresik Persero Tbk PT	45,000	62,588

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Sigmagold Inti Perkasa Tbk PT (a)	682,300	$28,049
Summarecon Agung Tbk PT	231,900	21,741
Telekomunikasi Indonesia Persero Tbk PT	2,015,900	393,065
Tiga Pilar Sejahtera Food Tbk	327,300	59,352
Unilever Indonesia Tbk PT	33,400	85,999
United Tractors Tbk PT	230,818	421,609
XL Axiata Tbk PT	34,800	13,479

		6,792,185

MALAYSIA — 3.7%
Aeon Co. M Bhd	113,300	498,929
Aeon Credit Service M Bhd	5,900	26,560
AirAsia Bhd	66,800	52,164
Alliance Financial Group Bhd	255,500	345,048
Axiata Group Bhd	73,600	150,333
Berjaya Sports Toto Bhd	119,606	145,410
Bintulu Port Holdings Bhd	94	213
British American Tobacco Malaysia Bhd	2,500	45,261
Bursa Malaysia Bhd	52,593	121,598
CapitaMalls Malaysia Trust	83,700	37,678
Carlsberg Brewery Malay Bhd	155,697	620,785
CIMB Group Holdings Bhd	46,992	102,892
Dialog Group Bhd	688,959	757,422
Digi.Com Bhd	329,200	543,374
Faber Group BHD	42,500	37,483
Felda Global Ventures Holdings Bhd	25,300	36,027
Genting Bhd	199,400	610,626
Genting Malaysia Bhd	31,500	40,514
Guan Chong Bhd	57,500	23,947
Hap Seng Plantations Holdings Bhd	8,000	6,639
IGB Corp. Bhd	271,853	225,608
IHH Healthcare Bhd (a)	45,100	53,173
IOI Corp. Bhd	315,260	463,405
IOI Properties Group Sdn Bhd (a)	188,229	153,327
JT International Bhd	2,500	4,976
KLCC Property Holdings Bhd	33,200	64,560
KNM Group Bhd (a)	224,918	53,380
KPJ Healthcare Bhd	20,840	19,082
Lingkaran Trans Kota Holdings Bhd	21,500	25,283
Magnum Bhd	189,560	173,567
Malaysian Airline System Bhd (a)	1,485,400	95,524
Malaysian Resources Corp. Bhd	354,900	178,238
MPHB Capital Bhd (a)	91,730	51,125
Naim Holdings Bhd	87	91
OSK Holdings Bhd	355,506	181,808
Pavilion Real Estate Investment Trust	79,600	31,933
POS Malaysia Bhd	62,200	90,857
Sapurakencana Petroleum Bhd (a)	33,100	45,613
Sime Darby Bhd	54,185	154,482
SP Setia Bhd	19,000	16,990
Sunway Real Estate Investment Trust	82,700	34,443
TA Enterprise Bhd	324,800	81,561
TA Global Bhd	252,966	24,015
TA Global Bhd Preference Shares (a)	3,790	348
Tebrau Teguh Bhd (a)	23,100	8,701
Telekom Malaysia Bhd	38,600	69,623
Tenaga Nasional Bhd	43,600	159,686
UEM Sunrise Bhd	262,388	176,773
UMW Holdings Bhd	18,700	62,877
Unisem M Bhd	20,300	6,403
United Plantations Bhd	4,200	32,283
WCT Holdings Bhd	415,370	276,023

		7,218,661

MEXICO — 5.7%
Alfa SAB de CV (Class A)	266,634	674,720
America Movil SAB de CV (b)	2,565,198	2,543,819
Axtel SAB de CV (a)(b)	100,907	34,490
Cemex SAB de CV (a)(b)	627,371	793,304
Coca-Cola Femsa SAB de CV	38,523	405,578
Consorcio ARA SAB de CV (a)	100,260	44,948
Corporacion GEO SAB de CV (a)(b)(f)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)(d)	17,502	4,225
Empresas ICA SAB de CV (a)(b)	41,104	68,387
Fomento Economico Mexicano SAB de CV (b)	131,174	1,222,498
Grupo Aeroportuario del Sureste SAB de CV	39,724	487,480
Grupo Bimbo SAB de CV	196,940	531,864
Grupo Elektra SA de CV	3,118	96,197
Grupo Financiero Banorte SAB de CV	96,535	649,769
Grupo Financiero Inbursa SA	77,382	199,255
Grupo Mexico SAB de CV	190,997	603,491
Grupo Televisa SA de CV (Series CPO) (b)	117,124	781,530
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)(b)	104,369	247,630
Industrias CH SAB, Series B (a)	26,818	149,065
Industrias Penoles SA de CV	9,302	243,230
Kimberly-Clark de Mexico SAB de CV	162,156	434,446
Sare Holding SAB de CV (Class B) (a)	119,219	3,371
TV Azteca SAB de CV	230,650	140,878
Urbi Desarrollos Urbanos SA de CV (a)(b)(f)	44,913	0
Wal-Mart de Mexico SAB de CV (b)	339,670	806,436

		11,166,611

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	17,417	446,661
Banque Marocaine pour le Commerce et l’Industrie SA	1,435	137,343
Douja Promotion Groupe Addoha SA	10,990	82,259
Holcim Maroc SA	806	153,690

		819,953

NETHERLANDS — 0.2%
VimpelCom, Ltd. ADR	31,142	281,212
Yandex NV (Class A) (a)	5,983	180,627

		461,839

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	94,139	201,583

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	19,971	$251,035
Credicorp, Ltd.	6,011	829,037
Southern Copper Corp. (b)	15,781	459,385
Volcan Compania Minera SAA (Class B)	270,261	102,966

		1,642,423

PHILIPPINES — 1.3%
Alliance Global Group, Inc.	125,100	79,504
Ayala Land, Inc.	802,680	535,180
Bank of the Philippine Islands	288,397	552,421
BDO Unibank, Inc.	205,034	388,625
Cebu Air, Inc.	87,040	93,066
Cebu Holdings, Inc.	441,800	49,259
East West Banking Corp. (a)	48,700	31,058
Filinvest Land, Inc.	3,692,000	118,552
First Philippine Holdings Corp.	24,430	39,495
GMA Holdings, Inc.	214,300	37,178
GT Capital Holdings, Inc.	570	9,984
Megawide Construction Corp. (a)	191,240	50,832
Megaworld Corp.	404,000	37,747
Philippine Long Distance Telephone Co.	6,165	375,303
Puregold Price Club, Inc.	19,900	19,525
San Miguel Corp.	8,590	14,558
SM Development Corp.	—	1,037
SM Investments Corp.	6,580	103,443
SM Prime Holdings, Inc.	186,290	60,650
Top Frontier Investment Holding Ltd. (a)	971	1,926
Universal Robina Corp.	13,980	44,267
Vista Land & Lifescapes, Inc.	64,100	7,533

		2,651,143

POLAND — 1.3%
Asseco Poland SA	5,183	80,539
Bank Pekao SA	9,459	615,489
Bioton SA (a)	2,172	3,228
Eurocash SA	488	6,459
Getin Holding SA	19,018	20,457
Getin Noble Bank SA (a)	51,669	54,552
Globe Trade Centre SA (a)	11,604	27,691
Grupa Lotos SA (a)	7,061	88,782
KGHM Polska Miedz SA	10,132	365,187
LPP SA	26	76,484
Mbank	1,534	273,657
Orange Polska SA	62,024	212,467
Orbis SA	4,849	70,133
Polimex- Mostostal SA (a)	48,255	1,757
Polski Koncern Naftowy Orlen SA	2,526	36,133
Powszechna Kasa Oszczednosci Bank Polski SA	30,226	424,969
Powszechny Zaklad Ubezpieczen SA	1,794	255,022
Rovese SA (a)	58,064	30,172

		2,643,178

RUSSIA — 5.9%
Evraz PLC (a)	12,609	16,754
Gazprom OAO ADR	341,327	2,628,218
Integra Group Holdings, GDR (a)	188	3,196
LSR Group OJSC GDR (a)	7,055	19,401
Lukoil OAO ADR	40,976	2,276,627
Mechel OAO, ADR (a)(b)	16,520	34,196
MMC Norilsk Nickel OJSC ADR	56,843	945,299
Mobile Telesystems OJSC (a)	12,258	94,088
Mobile Telesystems OJSC ADR	50,752	887,652
NovaTek OAO GDR	7,287	801,570
Novolipetsk Steel OJSC GDR (b)	1,777	22,461
Novorossiysk Commercial Sea Trade Port PJSC GDR	3,278	15,407
Pharmstandard GDR (a)	3,671	31,938
Polymetal International PLC	6,442	66,640
Rosneft Oil Co. GDR	122,965	818,824
Rostelecom ADR	5,393	76,850
Sberbank of Russia ADR (c)	82,595	806,953
Sberbank of Russia ADR (c)	7,522	73,114
Severstal GDR (b)	29,475	223,126
Sistema JSFC GDR (b)	7,829	176,231
Surgutneftegas OJSC ADR	110,822	816,758
Tatneft OAO ADR	17,959	615,275
TMK OAO GDR	2,677	23,424
Uralkali OJSC GDR	4,570	108,446
VTB Bank OJSC GDR	32,485	71,435
X5 Retail Group NV GDR (a)	2,177	34,114

		11,687,997

SOUTH AFRICA — 9.1%
Adcock Ingram Holdings, Ltd.	6,560	36,798
Adcorp Holdings, Ltd.	29,580	88,589
African Bank Investments, Ltd. (b)	150,770	154,097
African Rainbow Minerals, Ltd.	6,476	128,438
Allied Electronics Corp., Ltd. Preference Shares	36,082	80,240
Anglo Platinum, Ltd. (a)(b)	1,765	79,483
AngloGold Ashanti, Ltd. (a)	15,589	271,083
Aquarius Platinum, Ltd. (a)	25,887	15,321
ArcelorMittal South Africa, Ltd. (a)	12,099	38,547
Aspen Pharmacare Holdings, Ltd.	29,236	781,913
Aveng, Ltd. (a)	34,929	75,252
Barclays Africa Group, Ltd. (b)	20,997	297,450
Barloworld, Ltd. (b)	14,942	156,652
Bidvest Group, Ltd. (b)	21,908	579,907
Business Connexion Group, Ltd.	128,590	70,910
Coronation Fund Managers, Ltd.	60,836	572,620
Discovery Holdings, Ltd.	19,680	157,864
FirstRand, Ltd.	165,674	568,634
Gold Fields, Ltd.	34,754	133,922
Grindrod, Ltd. (b)	58,788	142,528
Group Five, Ltd.	16,700	70,243
Harmony Gold Mining Co., Ltd. (a)	14,063	43,722
Impala Platinum Holdings, Ltd.	24,982	285,023
Imperial Holdings, Ltd.	11,538	206,782
Investec, Ltd.	12,734	102,716
Invicta Holdings, Ltd. (b)	28,666	314,244
JD Group, Ltd. (b)	12,559	32,359
Kumba Iron Ore, Ltd. (b)	2,484	89,272
Lewis Group, Ltd. (b)	15,098	83,257
Massmart Holdings, Ltd. (b)	9,832	128,533

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

MMI Holdings, Ltd.	55,888	$130,715
MTN Group, Ltd. (b)	87,557	1,794,361
Murray & Roberts Holdings, Ltd. (a)	41,843	97,826
Naspers, Ltd.	22,356	2,468,451
Nedbank Group, Ltd. (b)	22,623	481,889
Netcare, Ltd.	131,467	291,735
Northam Platinum, Ltd. (a)	17,549	64,954
PPC, Ltd.	12,801	35,587
PSG Group, Ltd.	26,050	229,841
Remgro, Ltd.	26,971	525,527
RMB Holdings, Ltd.	56,518	257,713
RMI Holdings	69,340	189,866
Sanlam, Ltd. (b)	127,515	697,593
Sappi, Ltd. (a)	17,750	62,441
Sasol, Ltd.	24,179	1,355,329
Shoprite Holdings, Ltd.	31,948	483,568
Sibanye Gold, Ltd.	39,401	85,336
Standard Bank Group, Ltd. (b)	57,259	755,621
Steinhoff International Holdings, Ltd. (b)	112,958	547,720
Sun International, Ltd.	10,390	93,262
Telkom SA, Ltd. (a)	16,820	53,812
The Foschini Group, Ltd. (b)	19,692	200,610
Tiger Brands, Ltd. (b)	12,280	317,884
Times Media Group, Ltd. (a)	413	844
Trans Hex Group, Ltd. (a)	1,643	617
Truworths International, Ltd. (b)	39,003	286,462
Wilson Bayly Holmes-Ovcon, Ltd.	14,463	189,487
Woolworths Holdings, Ltd.	64,074	447,024

		17,932,474

TAIWAN — 14.3%
Acer, Inc. (a)	158,758	93,579
Adlink Technology, Inc.	27,000	52,488
Advanced Semiconductor Engineering, Inc.	433,007	480,605
Advancetek Enterprise Co. Ltd.	152,000	176,445
AGV Products Corp. (a)	311,000	102,126
APCB, Inc.	60,000	42,755
Asustek Computer, Inc.	34,340	339,989
AU Optronics Corp. ADR (a)(b)	69,187	240,771
Audix Corp.	65,000	63,394
Bank of Kaohsiung	88,782	27,988
Basso Industry Corp.	181,000	226,454
Biostar Microtech International Corp.	121,000	49,667
C Sun Manufacturing Ltd.	58,000	51,520
Carnival Industrial Corp.	123,000	34,211
Catcher Technology Co., Ltd.	36,000	260,668
Cathay Financial Holding Co., Ltd.	297,135	433,225
Cathay No. 1 REIT	82,000	48,415
Center Laboratories, Inc. (a)	30,352	70,766
Champion Building Materials Co. Ltd. (a)	85,000	34,053
Chang Hwa Commercial Bank	428,452	253,955
Chang Wah Electromaterials, Inc.	8,257	22,668
Charoen Pokphand Enterprise	248,000	166,949
Cheng Loong Corp.	36,000	16,491
Cheng Shin Rubber Industry Co. Ltd.	21,850	62,352
China Airlines Ltd. (a)	118,000	38,943
China Chemical & Pharmaceutical Co., Ltd.	94,000	72,848
China Development Financial Holding Corp.	746,945	213,641
China Steel Chemical Corp.	241,345	1,379,001
China Steel Corp.	473,090	398,481
Chinatrust Financial Holding Co., Ltd.	703,091	439,829
Chipbond Technology Corp.	19,000	33,567
Chong Hong Construction Co., Ltd.	7,000	21,240
Chung Hwa Pulp Corp. (a)	135,000	39,411
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	37,000	60,690
Chunghwa Telecom Co., Ltd.	154,457	475,252
CMC Magnetics Corp. (a)	189,000	29,729
Compal Electronics, Inc.	311,774	221,142
Coxon Precise Industrial Co. Ltd.	10,000	17,733
Da-Li Construction Co. Ltd. (a)	65,257	77,145
Delta Electronics, Inc.	123,340	761,446
Dimerco Express Taiwan Corp.	166,000	107,387
Eclat Textile Co., Ltd.	8,160	94,321
Elan Microelectronics Corp.	2,000	3,849
Elite Semiconductor Memory Technology, Inc. (a)	98,750	162,786
Epistar Corp. (a)	34,850	83,656
Etron Technology, Inc. (a)	12,445	6,089
Eva Airways Corp. (a)	68,000	34,165
Excelsior Medical Co., Ltd.	24,000	47,602
Far Eastern New Century Corp.	323,333	343,480
Flytech Technology Co. Ltd.	7,670	31,483
Formosa Chemicals & Fibre Corp.	164,243	396,955
Formosa Epitaxy, Inc. (a)	12,000	7,507
Formosa Plastics Corp.	256,714	642,365
Founding Construction & Development Co. Ltd.	225,650	143,382
Foxconn Technology Co., Ltd.	72,903	171,889
Fubon Financial Holding Co., Ltd.	393,903	534,215
Fullerton Technology Co. Ltd.	30,000	27,485
Fwusow Industry Co. Ltd.	117,300	59,704
Giant Manufacturing Co., Ltd.	110,802	753,173
Grape King, Inc.	100,000	431,820
Great Wall Enterprise Co.	23,000	22,734
HannStar Display Corp. (a)	76,000	28,576
Hermes Microvision, Inc.	2,000	80,125
Himax Technologies, Inc. ADR (b)	3,100	35,712
Hiwin Technologies Corp.	8,652	83,814
Hocheng Corp. (a)	177,000	61,320
Hon Hai Precision Industry Co., Ltd.	484,610	1,373,347
Hong TAI Electric Industrial	113,000	37,664
Hotai Motor Co., Ltd.	41,000	495,460
HTC Corp.	55,198	277,327
Hua Nan Financial Holdings Co., Ltd.	430,536	243,880
Hung Sheng Construction Co. Ltd.	65,000	49,520
Ibase Technology, Inc.	100,191	221,093
Innolux Corp. (a)	224,383	76,999
Inotera Memories, Inc. (a)	22,000	17,230
Janfusun Fancyworld Corp. (a)	357,112	60,393
KEE TAI Properties Co., Ltd.	63,000	44,272
Kenda Rubber Industrial Co., Ltd.	4,160	9,918
Kerry TJ Logistics Co., Ltd.	54,000	73,501

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Kindom Construction Co.	42,000	$43,583
Kung Long Batteries Industrial Co. Ltd.	9,000	30,293
Kuoyang Construction Co., Ltd.	43,225	23,775
Kwong Fong Industries	32,000	21,857
Largan Precision Co., Ltd.	3,000	141,860
Leofoo Development Co. (a)	115,000	44,561
Lite-On Technology Corp.	162,516	242,286
Long Bon International Co., Ltd.	11,000	6,719
Long Chen Paper Co. Ltd.	904,383	426,168
MediaTek, Inc.	45,329	669,087
Medigen Biotechnology Corp. (a)	5,248	44,204
Mega Financial Holding Co., Ltd.	330,921	256,456
Merida Industry Co., Ltd.	2,000	13,267
Merry Electronics Co. Ltd.	12,720	69,547
Mosel Vitelic, Inc. (a)	3,758	782
Namchow Chemical Industrial Ltd.	53,000	109,298
Nan Ya Plastics Corp.	250,486	530,543
Nanya Technology Corp. (a)	38,000	5,054
National Petroleum Co., Ltd.	345,000	312,684
Neo Solar Power Corp. (a)	14,870	17,701
New Era Electronics Co. Ltd.	24,000	33,219
Newmax Technology Co., Ltd. (a)	25,185	62,854
Nexcom International Co. Ltd.	66,736	55,554
Novatek Microelectronics Corp.	31,225	143,039
Pacific Hospital Supply Co. Ltd.	21,000	55,995
Pan Jit International, Inc. (a)	9,000	4,315
Pegatron Corp.	55,686	82,928
Phytohealth Corp. (a)	9,000	12,206
Pihsiang Machinery Manufacturing Co. Ltd. (a)	24,000	26,008
Portwell, Inc.	25,000	27,091
Pou Chen Corp.	225,531	318,087
Powertech Technology, Inc.	67,285	101,748
Precision Silicon Corp. (a)	909	534
Promate Electronic Co., Ltd.	57,000	67,196
ProMOS Technologies, Inc. (a)(f)	130,950	0
Quanta Computer, Inc.	216,664	583,415
Sampo Corp.	208,000	86,403
Sesoda Corp.	73,500	78,200
Shih Wei Navigation Co., Ltd.	103,402	69,948
Shin Kong Financial Holding Co., Ltd.	247,792	78,278
Siliconware Precision Industries Co.	157,578	209,569
Sinbon Electronics Co., Ltd.	71,000	107,715
Sinon Corp.	114,000	63,266
SinoPac Financial Holdings Co., Ltd.	571,223	274,802
Sinphar Pharmaceutical Co., Ltd.	73,000	119,859
Solar Applied Materials Technology Corp.	162,250	143,322
Solartech Energy Corp. (a)	10,041	7,633
Stark Technology, Inc.	53,000	55,606
Supreme Electronics Co. Ltd.	131,864	82,922
Ta Ya Electric Wire & Cable	363,000	85,349
Tainan Enterprises Co., Ltd.	40,000	44,463
Taishin Financial Holdings Co., Ltd.	547,142	247,945
Taisun Enterprise Co., Ltd. (a)	147,000	71,442
Taiwan Acceptance Corp.	9,000	23,643
Taiwan Cement Corp.	276,533	426,797
Taiwan Chinsan Electronic Industrial Co. Ltd.	28,000	56,455
Taiwan Cogeneration Corp.	42,000	26,136
Taiwan Fire & Marine Insurance Co.	23,000	18,202
Taiwan FU Hsing Industrial Co., Ltd.	33,000	34,027
Taiwan Land Development Corp. (a)	159,816	59,828
Taiwan Mobile Co., Ltd.	4,000	12,531
Taiwan Paiho Ltd.	51,000	61,379
Taiwan Pulp & Paper Corp. (a)	288,000	118,217
Taiwan Sakura Corp.	94,000	72,385
Taiwan Semiconductor Manufacturing Co., Ltd.	803,000	3,124,719
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,403	788,848
Taiwan Tea Corp. (a)	98,913	80,553
Taiwan Union Technology Corp.	121,000	111,653
Taiyen Biotech Co., Ltd.	46,500	42,755
Tatung Co., Ltd. (a)	160,885	50,137
TPK Holding Co. Ltd.	8,000	47,418
Transasia Airways Corp.	239,000	95,749
Tripod Technology Corp.	67,320	132,418
Uni-President Enterprises Corp.	106,052	184,575
United Microelectronics Corp. ADR (b)	234,480	487,718
Unity Opto Technology Co., Ltd. (a)	12,759	15,377
Ve Wong Corp.	55,000	42,985
Visual Photonics Epitaxy Co., Ltd.	145,259	139,523
Wei Chuan Food Corp.	30,000	45,218
Wei Mon Industry Co. Ltd. (a)	211,450	70,478
Weikeng Industrial Co., Ltd.	61,000	49,777
Winbond Electronics Corp. (a)	44,000	11,501
Wistron Corp.	140,022	115,181
Zeng Hsing Industrial Co. Ltd.	23,350	124,983
Zenitron Corp.	131,000	78,723

		28,168,355

THAILAND — 3.0%
Advanced Info Service PCL	98,415	685,629
Airports of Thailand PCL	16,000	95,684
Bangkok Dusit Medical Services PCL	4,500	18,449
Bangkok Expressway PCL	323,459	329,043
Bangkokland PCL	635,600	30,173
Banpu PCL	128,280	110,723
BEC World PCL	24,600	41,329
Big C Supercenter PCL	3,600	20,364
BTS Group Holdings PCL	29,500	7,639
Central Pattana PCL	47,300	68,530
Central Plaza Hotel PCL	35,100	32,730
CH Karnchang PCL	5,900	2,965
Charoen Pokphand Foods PCL	17,700	15,277
CP ALL PCL	163,900	219,780
Electricity Generating PCL	73,674	297,512
IRPC PCL	825,958	87,586
Jasmine International PCL	158,800	38,672
Kasikornbank PCL (c)	51,900	295,977
Kasikornbank PCL (c)	1,200	6,585
Krung Thai Bank PCL	40,800	23,519
Land and Houses PCL	63,000	18,644
Minor International PCL	7,000	5,351
Pruksa Real Estate PCL	24,100	15,081

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PTT Exploration & Production PCL	117,041	$566,444
PTT Global Chemical PCL	20,200	44,989
PTT PCL	68,224	620,409
Quality Houses PCL	190,700	17,753
Sansiri PCL	162,700	9,479
Siam Cement PCL (c)	30,800	394,969
Siam Cement PCL (c)	5,500	70,869
Siam Commercial Bank PCL	106,002	514,652
Siam Future Development PCL	134,943	23,087
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	79,966	31,553
Thai Airways International PCL (a)	56,900	24,556
Thai Beverage PCL (b)	365,000	175,599
Thai Oil PCL	102,095	166,801
Thaicom PCL	36,400	46,285
Ticon Industrial Connection PCL	92,400	48,991
Tisco Financial Group PCL	153,118	192,342
TMB Bank PCL	4,130,917	313,257
Total Access Communication PCL, NVDR	7,200	25,857
Toyo-Thai Corp. PCL	6,600	7,579
True Corp. PCL, NVDR (a)	244,500	52,005

		5,814,718

TURKEY — 1.8%
Akbank TAS	93,512	297,252
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,104	223,670
Aselsan Elektronik Sanayi Ve Ticaret AS	2,783	11,201
BIM Birlesik Magazalar AS	3,656	82,376
Coca-Cola Icecek AS	420	10,111
Dogan Sirketler Grubu Holdings AS (a)	135,319	42,382
Dogan Yayin Holding AS (a)	112,051	26,190
Eregli Demir ve Celik Fabrikalari TAS	138,274	178,401
Haci Omer Sabanci Holding AS	49,881	193,536
KOC Holding AS	74,861	315,654
Migros Ticaret AS (a)	781	6,389
Tupras-Turkiye Petrol Rafinerileri AS	11,333	239,989
Turk Hava Yollari Anonim Ortakligi	24,550	75,629
Turkcell Iletisim Hizmetleri AS (a)	42,987	240,134
Turkiye Garanti Bankasi AS	200,724	686,846
Turkiye Halk Bankasi AS	9,569	59,270
Turkiye Is Bankasi (Class C)	116,805	259,360
Turkiye Vakiflar Bankasi Tao (Class D)	16,327	30,835
Ulker Biskuvi Sanayi AS	47,483	334,059
Yapi ve Kredi Bankasi AS	75,143	142,614

		3,455,898

TOTAL COMMON STOCKS —
(Cost $212,463,045)		194,466,483

PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Argos SA/Colombia Preference Shares	10,710	112,084

INDIA — 0.0% (g)
Zee Entertainment Enterprises, Ltd.	516,474	6,140

TOTAL PREFERRED STOCKS —
(Cost $119,686)		118,224

RIGHTS — 0.0% (g)
EGYPT — 0.0% (g)
Egyptian Kuwait Holding Co. (expiring 4/28/14) (a)	6,048	1,572

INDIA — 0.0% (g)
Tata Power Co., Ltd. (expired 03/19/14) (a)	17,681	7,446

TOTAL RIGHTS —
(Cost $0)		9,018

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (a)	63,006	4,631
KPJ Healthcare Bhd (expiring 01/23/19) (a)	2,080	395
Malaysian Resources Corp. Bhd (expiring 09/16/18) (a)	123,400	8,691

		13,717

THAILAND — 0.0% (g)
BTS Group Holdings PCL (expiring 11/01/18) (a)	11,167	303

TOTAL WARRANTS —
(Cost $9,950)		14,020

SHORT TERM INVESTMENTS — 10.8%
UNITED STATES — 10.8%
MONEY MARKET FUNDS — 10.8%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	20,288,884	20,288,884
State Street Institutional Liquid Reserves Fund 0.08% (i)(j)(k)	928,175	928,175

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,217,059)		21,217,059

TOTAL INVESTMENTS — 109.6%
(Cost $233,809,740)		215,824,804
OTHER ASSETS & LIABILITIES — (9.6)%		(18,920,271)

NET ASSETS — 100.0%		$196,904,533

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

At March 31, 2014, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Appreciation

MSCI Taiwan Index Futures	4/29/2014	35	$1,093,050	$24,918

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 12.1%
AES Tiete SA Preference Shares	418,072	$3,342,353
Banco do Brasil SA	67,638	683,424
Banco do Brasil SA ADR (a)	955,145	9,503,693
Banco do Estado do Rio Grande do Sul SA Preference Shares	922,722	5,364,996
Companhia Energetica de Minas Gerais ADR (a)	1,888,463	12,841,548
CPFL Energia SA ADR (a)	230,411	3,762,612
Mahle-Metal Leve SA	114,894	1,211,822
Oi SA ADR (a)	2,955,515	3,930,835
Santos Brasil Participacoes SA	256,544	1,904,326
Tractebel Energia SA	15,723	244,572
Tractebel Energia SA ADR (a)	336,515	5,232,808
Transmissora Alianca de Energia Electrica SA	379,282	3,235,621
Vale SA Preference Shares ADR	473,070	5,889,722

		57,148,332

CHILE — 1.4%
Aguas Andinas SA Class A	2,410,281	1,504,620
Banco de Chile ADR	12,603	948,754
CAP SA	100,979	1,629,995
ENTEL Chile SA	211,678	2,581,692

		6,665,061

CHINA — 11.2%
Bank of China, Ltd.	15,628,536	6,930,749
China Citic Bank Corp., Ltd. (a)	9,829,000	5,663,961
China Hongqiao Group, Ltd. (a)	1,618,289	1,022,246
China Shanshui Cement Group, Ltd.	15,361,000	6,475,461
Giant Interactive Group, Inc. ADR	727,251	8,414,294
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	3,213,911	4,632,112
Jiangsu Expressway Co., Ltd. (a)	2,672,000	3,045,034
Soho China, Ltd. (a)	4,372,500	3,596,283
Yanzhou Coal Mining Co., Ltd. (a)	9,326,000	7,057,273
Zhejiang Expressway Co., Ltd. (Class H)	2,038,000	1,857,492
Zijin Mining Group Co., Ltd. (Class H) (a)	20,546,000	4,370,334

		53,065,239

COLOMBIA — 2.4%
Ecopetrol SA, ADR (a)	280,519	11,442,370

CZECH REPUBLIC — 3.7%
CEZ AS	363,236	10,420,642
Komercni Banka AS	30,572	7,311,395

		17,732,037

HONG KONG — 3.4%
Bosideng International Holdings, Ltd. (a)	17,435,600	2,629,821
Citic Pacific, Ltd. (a)	4,077,000	7,232,069
Poly Hong Kong Investments, Ltd. (a)	6,185,000	2,734,873
Shenzhen Investment, Ltd. (a)	4,905,175	1,587,200
Shougang Fushan Resources Group, Ltd. (a)	5,810,000	1,767,631

		15,951,594

INDIA — 0.9%
NMDC, Ltd.	1,781,448	4,153,655

INDONESIA — 0.7%
Indo Tambangraya Megah Tbk PT	835,900	1,791,740
Tambang Batubara Bukit Asam Persero Tbk PT	1,832,200	1,503,984

		3,295,724

MALAYSIA — 4.0%
British American Tobacco Malaysia Bhd	78,600	1,423,008
Malayan Banking Bhd	2,996,683	8,883,139
Malaysia Building Society Bhd	1,455,600	971,737
Maxis Bhd	3,479,600	7,416,327

		18,694,211

MEXICO — 2.2%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	853,449	10,488,888

NETHERLANDS — 1.4%
VimpelCom, Ltd. ADR	721,327	6,513,583

POLAND — 8.8%
Bank Handlowy w Warszawie SA	36,580	1,374,141
Bank Pekao SA	110,958	7,219,945
KGHM Polska Miedz SA	301,241	10,857,598
Polska Grupa Energetyczna SA	1,409,477	8,816,812
Powszechny Zaklad Ubezpieczen SA	62,644	8,905,010
Synthos SA	829,963	1,340,511
Tauron Polska Energia SA	1,696,743	2,948,269

		41,462,286

RUSSIA — 4.6%
CTC Media, Inc. (a)	284,127	2,616,810
E.ON Russia JSC	12,470,547	862,014
Gazprom Neft JSC ADR (b)	49,649	1,024,259
Gazprom Neft JSC ADR (b)	21,382	440,469
MegaFon OAO GDR	260,509	7,333,328
Moscow United Electric Grid Co. JSC	40,117,828	1,177,579
Phosagro OAO GDR	220,735	2,461,195
Polymetal International PLC (a)	547,735	5,666,136

		21,581,790

SOUTH AFRICA — 8.2%
Capital Property Fund	1,453,060	1,447,824
Hyprop Investments, Ltd. (a)	354,286	2,585,255
Kumba Iron Ore, Ltd. (a)	246,493	8,858,646
MMI Holdings, Ltd.	1,429,401	3,343,183
Redefine Properties, Ltd.	3,130,393	2,842,322
Resilient Property Income Fund, Ltd.	122,335	661,113
Reunert, Ltd.	219,311	1,344,903
The Foschini Group, Ltd. (a)	893,575	9,103,201
Vodacom Group, Ltd. (a)	678,231	8,382,210

		38,568,657

SOUTH KOREA — 2.3%
KT Corp. ADR (a)(c)	304,635	4,231,380
Macquarie Korea Infrastructure Fund (a)	195,049	1,185,558
SK Telecom Co., Ltd.	26,322	5,328,941

		10,745,879

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TAIWAN — 18.0%
Asustek Computer, Inc.	1,043,000	$10,326,393
Chicony Electronics Co., Ltd.	1,068,990	2,773,178
China Steel Chemical Corp.	378,000	2,159,823
Chunghwa Telecom Co., Ltd. ADR (a)	158,209	4,853,852
CTCI Corp.	859,000	1,287,689
Far Eastern New Century Corp.	2,830,726	3,007,109
Farglory Land Development Co., Ltd.	610,635	1,040,701
Highwealth Construction Corp.	990,800	2,336,079
Lite-On Technology Corp.	3,096,778	4,616,820
Quanta Computer, Inc.	3,362,000	9,052,918
Radiant Opto-Electronics Corp.	1,487,300	6,007,320
Ruentex Development Co., Ltd.	3,044,000	5,567,714
Synnex Technology International Corp.	3,454,000	5,557,705
Taiwan Mobile Co., Ltd.	2,497,200	7,823,098
TPK Holding Co. Ltd.	2,395,000	14,195,797
TSRC Corp.	875,800	1,308,559
WPG Holdings, Ltd.	2,534,000	3,058,025

		84,972,780

THAILAND — 6.5%
Advanced Info Service PCL	30	209
Advanced Info Service PCL, NVDR	1,193,049	8,311,624
Delta Electronics Thai PCL, NVDR	1,057,300	1,922,956
Land and Houses PCL, NVDR	17,006,845	5,032,852
Shin Corp. PCL, NVDR	3,844,757	9,155,594
Thai Oil PCL	2,054,800	3,357,102
Thai Oil PCL, ADR, NVDR	786,400	1,284,809
Tisco Financial Group PCL, NVDR	1,372,300	1,723,836

		30,788,982

TURKEY — 7.7%
Arcelik AS	1,023,883	5,719,616
Aygaz AS	343,520	1,350,506
Tekfen Holding AS	2,530,132	5,771,804
Tofas Turk Otomobil Fabrikasi AS	695,063	3,947,745
Tupras-Turkiye Petrol Rafinerileri AS	598,138	12,666,254
Turk Telekomunikasyon AS	2,020,773	5,620,606
Turk Traktor ve Ziraat Makineleri AS	43,347	1,114,475

		36,191,006

TOTAL COMMON STOCKS —
(Cost $493,900,007)		469,462,074

SHORT TERM INVESTMENTS — 18.4%
UNITED STATES — 18.4%
MONEY MARKET FUNDS — 18.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	86,205,053	86,205,053
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	451,324	451,324

TOTAL SHORT TERM INVESTMENTS —
(Cost $86,656,377)		86,656,377

TOTAL INVESTMENTS — 117.9%
(Cost $580,556,384)		556,118,451
OTHER ASSETS & LIABILITIES — (17.9)%		(84,363,041)

NET ASSETS — 100.0%		$471,755,410

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 18.3%
AMBEV SA ADR	823,127	$6,099,371
Banco Bradesco SA Preference Shares ADR	381,093	5,209,541
BRF SA ADR	116,838	2,334,423
Itau Unibanco Holding SA Preference Shares ADR	454,683	6,756,589
Petroleo Brasileiro SA ADR	269,527	3,544,280
Ultrapar Participacoes SA ADR	74,749	1,800,704
Vale SA ADR (a)	235,824	3,261,446

		29,006,354

CHINA — 43.8%
Agricultural Bank of China, Ltd.	4,350,000	1,895,437
Baidu, Inc. ADR (b)	49,552	7,550,734
Bank of China, Ltd.	12,453,254	5,522,614
China Construction Bank Corp.	14,869,610	10,408,852
China Life Insurance Co., Ltd.	1,351,000	3,822,903
China Merchants Bank Co., Ltd. (a)	833,860	1,511,409
China Petroleum & Chemical Corp.	4,617,174	4,130,847
China Shenhua Energy Co., Ltd.	625,500	1,806,254
China Telecom Corp., Ltd.	610	282
Hengan International Group Co., Ltd.	140,500	1,455,344
Industrial & Commercial Bank of China	14,828,960	9,118,691
PetroChina Co., Ltd.	3,836,171	4,178,862
Ping An Insurance Group Co. of China, Ltd.	343,500	2,847,352
Tencent Holdings, Ltd.	188,300	13,096,196
Want Want China Holdings, Ltd.	1,238,000	1,848,130

		69,193,907

HONG KONG — 9.4%
China Mobile, Ltd.	946,500	8,663,281
China Overseas Land & Investment, Ltd. (a)	692,560	1,794,555
CNOOC, Ltd.	2,926,221	4,398,545

		14,856,381

INDIA — 7.5%
HDFC Bank, Ltd. ADR	70,501	2,892,656
ICICI Bank, Ltd. ADR	50,857	2,227,537
Infosys Technologies, Ltd. ADR (a)	87,361	4,733,219
Reliance Industries, Ltd. GDR (c)	62,860	1,948,660

		11,802,072

NETHERLANDS — 0.7%
Yandex NV (Class A) (b)	37,745	1,139,522

RUSSIA — 20.0%
Gazprom OAO ADR	1,075,125	8,278,463
Lukoil OAO ADR (d)	92,545	5,141,800
Lukoil OAO ADR (d)	1,675	93,674
Magnit OJSC GDR (a)	52,360	2,869,328
MMC Norilsk Nickel OJSC ADR	102,973	1,712,441
Mobile Telesystems OJSC ADR	91,552	1,601,244
NovaTek OAO GDR	14,187	1,560,570
Rosneft Oil Co. GDR	192,816	1,283,962
Sberbank of Russia ADR (d)	14,597	142,613
Sberbank of Russia ADR (d)	475,833	4,625,097
Surgutneftegas OJSC ADR	174,908	1,289,072
Tatneft OAO ADR	44,189	1,513,915
Uralkali OJSC GDR	61,969	1,470,524

		31,582,703

TOTAL COMMON STOCKS —
(Cost $192,436,005)		157,580,939

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,446,883	10,446,883
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	598,623	598,623

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,045,506)		11,045,506

TOTAL INVESTMENTS — 106.7%
(Cost $203,481,511)		168,626,445
OTHER ASSETS & LIABILITIES — (6.7)%		(10,648,131)

NET ASSETS — 100.0%		$157,978,314

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CZECH REPUBLIC — 3.8%
CEZ AS	52,324	$1,501,089
Komercni Banka AS	3,561	851,625
Telefonica O2 Czech Republic AS	21,421	321,796
Unipetrol (a)	35,090	254,666

		2,929,176

HUNGARY — 3.2%
Magyar Telekom Telecommunications PLC	173,909	236,240
MOL Hungarian Oil and Gas NyRt	10,806	607,991
OTP Bank NyRt	45,135	864,437
Richter Gedeon NyRt	46,259	806,742

		2,515,410

NETHERLANDS — 1.9%
VimpelCom, Ltd. ADR	45,808	413,646
Yandex NV (a)	33,919	1,024,015

		1,437,661

POLAND — 20.0%
Agora SA (a)	44,305	164,234
Asseco Poland SA	21,466	333,563
Bank Pekao SA	27,389	1,782,179
Bank Zachodni WBK SA	4,865	665,005
Echo Investment SA (a)	131,279	260,264
Getin Holding SA	81,280	87,430
Getin Noble Bank SA (a)	237,864	251,137
Globe Trade Centre SA (a)	52,859	126,138
ING Bank Slaski SA (a)	20,581	902,556
KGHM Polska Miedz SA	33,028	1,190,425
LPP SA	106	311,818
Lubelski Wegiel Bogdanka SA	9,769	405,775
Mbank	5,026	896,609
Netia SA (a)	393,264	663,814
Orange Polska SA	305,040	1,044,934
Orbis SA	6,540	94,591
Polska Grupa Energetyczna SA	99,992	625,488
Polski Koncern Naftowy Orlen SA	57,840	827,380
Polskie Gornictwo Naftowe i Gazownictwo SA	293,550	431,377
Powszechna Kasa Oszczednosci Bank Polski SA	141,372	1,987,649
Powszechny Zaklad Ubezpieczen SA	8,275	1,176,313
Rovese SA (a)	239,627	124,516
Tauron Polska Energia SA	389,832	677,374
TVN SA	78,045	428,274

		15,458,843

RUSSIA — 51.4%
Etalon Group, Ltd. GDR (a)	12,367	48,108
Eurasia Drilling Co., Ltd. GDR	4,933	126,433
Evraz PLC (a)	104,254	138,524
Federal Hydrogenerating Co. JSC ADR (b)	144,826	221,729
Federal Hydrogenerating Co. JSC ADR (b)	34,359	52,157
Gazprom OAO ADR	1,150,590	8,859,543
Globaltrans Investment PLC GDR	14,587	168,334
Integra Group Holdings GDR (a)	2,623	44,591
LSR Group OJSC GDR (a)	36,440	100,210
Lukoil OAO ADR	102,312	5,684,455
Magnit OJSC	1,000	229,447
Magnit OJSC GDR (c)	43,388	2,377,662
Mail.ru Group, Ltd. GDR (a)	8,003	283,706
Mechel OAO, ADR (a)	26,298	54,437
MegaFon OAO GDR	6,727	189,365
MMC Norilsk Nickel OJSC ADR	176,812	2,940,384
Mobile Telesystems OJSC	38,158	292,887
Mobile Telesystems OJSC ADR	94,829	1,658,559
NovaTek OAO GDR	23,358	2,569,380
Novolipetsk Steel OJSC GDR (c)	8,383	105,961
O’Key Group SA GDR	6,792	61,128
Pharmstandard GDR (a)	9,088	79,066
Phosagro OAO GDR	3,995	44,544
PIK Group GDR (a)	65,200	146,700
Polymetal International PLC	44,578	461,145
Rosneft Oil Co. GDR	223,756	1,489,991
Rostelecom ADR	38,865	553,826
Sberbank	1,810,110	4,305,517
Sberbank of Russia ADR	30,000	291,600
Severstal GDR	65,119	492,951
Sistema JSFC GDR	29,417	662,177
Surgutneftegas OJSC ADR	210,041	1,548,002
Tatneft OAO ADR	40,286	1,380,198
TMK OAO GDR	8,223	71,951
Uralkali OJSC GDR	53,352	1,266,043
VTB Bank OJSC GDR	275,967	606,851
X5 Retail Group NV GDR (a)	13,237	207,424

		39,814,986

TURKEY — 19.2%
Akbank TAS	303,058	963,348
Anadolu Anonim Turk Sigorta (a)	328,555	216,559
Anadolu Efes Biracilik Ve Malt Sanayii AS	69,368	771,764
Arcelik AS	144,107	805,011
Asya Katilim Bankasi AS (a)	98,869	65,167
BIM Birlesik Magazalar AS	34,571	778,946
Coca-Cola Icecek AS	4,584	110,357
Dogan Sirketler Grubu Holdings AS (a)	338,444	106,001
Dogan Yayin Holding AS (a)	781,582	182,681
Dogus Otomotiv Servis ve Ticaret AS	167,460	617,642
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	344,371	405,673
Enka Insaat ve Sanayi AS	162,674	485,923
Eregli Demir ve Celik Fabrikalari TAS	438,555	565,825
Haci Omer Sabanci Holding AS	158,808	616,168
KOC Holding AS	216,546	913,073
Koza Altin Isletmeleri AS	2,107	18,271
Tupras-Turkiye Petrol Rafinerileri AS	29,841	631,917
Turk Hava Yollari Anonim Ortakligi	425,611	1,311,133
Turk Telekomunikasyon AS	52,659	146,466
Turkcell Iletisim Hizmetleri AS (a)	182,988	1,022,208
Turkiye Garanti Bankasi AS	612,022	2,094,241
Turkiye Halk Bankasi AS	80,276	497,222
Turkiye Is Bankasi (Class C)	257,639	572,076
Turkiye Vakiflar Bankasi Tao (Class D)	120,000	226,627
Ulker Biskuvi Sanayi AS	8,408	59,153
Vestel Elektronik Sanayi (a)	171,233	136,077

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Yapi ve Kredi Bankasi AS	285,543	$541,934

		14,861,463

UNITED KINGDOM — 0.4%
Polyus Gold International, Ltd.	89,744	305,966

TOTAL COMMON STOCKS —
(Cost $107,959,065)		77,323,505

SHORT TERM INVESTMENTS — 2.5%
UNITED STATES — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,769,049	1,769,049
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	159,644	159,644

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,928,693)		1,928,693

TOTAL INVESTMENTS — 102.4%
(Cost $109,887,758)		79,252,198
OTHER ASSETS & LIABILITIES — (2.4)%		(1,823,774)

NET ASSETS — 100.0%		$77,428,424

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BERMUDA — 0.0% (a)
Cosan, Ltd.	1,886	$21,673

BRAZIL — 54.1%
AES Tiete SA Preference Shares	18,746	149,868
All America Latina Logistica SA	45,344	152,118
AMBEV SA ADR	277,804	2,058,528
Anhanguera Educacional Participacoes SA	14,800	91,824
B2W Cia Digital (b)	7,882	96,722
Banco Bradesco SA Preference Shares ADR	154,801	2,116,130
Banco do Brasil SA	44,361	448,230
Banco do Brasil SA ADR	16,975	168,901
Banco Santander Brazil SA ADS (c)	47,278	263,338
BB Seguridade Participacoes SA	29,319	326,258
Bematech SA	13,165	48,716
BM&FBOVESPA SA	151,292	754,281
BR Malls Participacoes SA	24,247	210,395
BR Properties SA	12,821	105,852
Bradespar SA Preference Shares	26,082	227,473
Braskem SA Preference Shares ADR (b)(c)	11,873	185,456
BRF — Brasil Foods SA	15,636	313,898
BRF — Brasil Foods SA ADR	29,387	587,152
CCR SA	65,136	502,845
Centrais Eletricas Brasileiras SA	3,577	10,462
Centrais Eletricas Brasileiras SA ADR (c)	26,036	73,942
CETIP SA — Balcao Organizado de Ativos e Derivativos	15,239	185,718
Cia Hering	9,295	112,784
Cielo SA	20,287	650,101
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	11,330	495,801
Companhia de Saneamento Basico do Estado de Sao Paulo	39,246	366,980
Companhia Energetica de Minas Gerais ADR (c)	71,463	485,948
Companhia Energetica de Sao Paulo Preference Shares	23,026	271,945
Companhia Paranaense de Energia Preference Shares	12,600	166,455
Companhia Siderurgica Nacional SA ADR (c)	64,106	279,502
Cosan SA Industria e Comercio	14,926	233,233
CPFL Energia SA ADR (c)	6,756	110,325
Cremer SA	8,994	65,766
Cyrela Brazil Realty SA	31,277	189,339
Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,373	195,502
Duratex SA	55,779	285,507
Empresa Brasileira de Aeronautica SA	44,575	399,822
Estacio Participacoes SA	7,359	74,552
Fibria Celulose SA ADR (b)(c)	22,167	245,167
Gafisa SA	22,013	34,827
Gerdau SA ADR	43,100	276,271
Gerdau SA Preference Shares	8,384	53,949
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	14,288	69,271
Hypermarcas SA	22,728	165,285
Investimentos Itau SA (d)	47,660	211,212
Investimentos Itau SA (b)(d)	3,713	15,221
Investimentos Itau SA Preference Shares	241,840	991,367
Itau Unibanco Holding SA Preference Shares ADR	179,589	2,668,693
JBS SA	69,363	238,536
Kepler Weber SA	5,397	88,256
Klabin SA	38,570	198,961
Kroton Educacional SA	13,939	308,246
Linx SA	3,261	64,469
Lojas Americanas SA Preference Shares	67,681	501,796
Lojas Renner SA	14,004	398,554
M Dias Branco SA	853	34,551
Metalurgica Gerdau SA Preference Shares	37,438	288,852
MMX Mineracao e Metalicos SA (b)	2,093	2,375
MRV Engenharia e Participacoes SA	7,902	28,330
Multiplan Empreendimentos Imobiliarios SA	5,771	123,834
Natura Cosmeticos SA	17,841	301,395
Oi SA	361	517
Oi SA ADR (c)(d)	10,609	15,383
Oi SA ADR (c)(d)	69,048	91,834
Oi SA Preference Shares	3,932	5,437
PDG Realty SA Empreendimentos e Participacoes (b)	81,883	52,254
Petroleo Brasileiro SA ADR (c)(d)	147,118	2,040,527
Petroleo Brasileiro SA ADR (d)	81,253	1,068,477
Prumo Logistica SA (b)	148,327	65,733
Qualicorp SA (b)	7,276	74,001
Souza Cruz SA	45,353	414,036
Telefonica Brasil SA Preference Shares	26,292	559,630
Tim Participacoes SA	15,913	83,567
Tim Participacoes SA ADR	14,646	380,210
Totvs SA	9,125	143,962
Tractebel Energia SA ADR	2,379	36,993
Ultrapar Participacoes SA ADR	30,731	740,310
Usinas Siderurgicas de Minas Gerais SA ADR (b)	43,119	189,724
Usinas Siderurgicas de Minas Gerais SA Preference Shares (b)	12,929	58,615
Vale SA ADR (c)	72,245	999,148
Vale SA Preference Shares ADR	152,417	1,897,592
Weg SA	14,554	204,459

		29,893,496

CHILE — 9.6%
Almendral SA	1,584,989	142,457
Antarchile SA	24,516	324,957
Banco de Chile ADR	3,783	284,784
Banco de Credito e Inversiones	6,267	364,010
Banco Santander Chile ADR	4,635	108,645
CAP SA	9,892	159,676
Cencosud SA	123,762	408,765
Compania General de Electricidad SA	65,018	316,389
Empresa Nacional de Electricidad SA ADR	10,846	468,330

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Empresas CMPC SA	135,843	$311,033
Empresas COPEC SA	46,402	605,786
Enersis SA ADR	34,368	533,735
Gasco SA	3,343	35,206
Latam Airlines Group SA, ADR (c)	26,364	396,778
SACI Falabella	80,153	705,418
Sociedad Quimica y Minera de Chile SA ADR	4,334	137,561

		5,303,530

COLOMBIA — 6.2%
Almacenes Exito SA	15,272	230,275
Banco Davivienda SA Preference Shares	8,783	113,692
Banco de Bogota SA	4,828	171,595
BanColombia SA ADR (c)	9,160	517,357
Bolsa de Valores de Colombia	1,566,311	17,267
Celsia SA ESP	16,025	47,951
Cementos Argos SA	20,071	102,782
Corp Financiera Colombiana SA	5,854	111,346
Ecopetrol SA, ADR (c)	14,043	572,814
Empresa de Energia de Bogota SA	132,892	108,695
Empresa de Telecomunicaciones de Bogota	75,704	16,922
Grupo Argos SA	22,498	236,364
Grupo Aval Acciones y Valores	111,336	73,247
Grupo Aval Acciones y Valores Preference Shares	327,855	217,360
Grupo de Inversiones Suramericana SA	16,387	303,864
Grupo de Inversiones Suramericana SA Preference Shares	5,265	98,431
Grupo Nutresa SA	18,434	255,476
Grupo Odinsa SA	2,266	9,325
Interconexion Electrica SA ESP	23,397	104,480
Isagen SA ESP	51,280	84,147

		3,393,390

LUXEMBOURG — 0.1%
Ternium SA ADR	1,390	41,116

MEXICO — 26.3%
Alfa SAB de CV (Class A)	257,904	652,629
Alsea SAB de CV	6,704	24,404
America Movil SAB de CV	3,117,202	3,091,223
Arca Continental SAB de CV (c)	20,276	121,170
Banregio Grupo Financiero SAB de CV	2,616	15,168
Bolsa Mexicana de Valores SAB de CV	8,421	16,618
Cemex SAB de CV (b)(c)	805,981	1,019,154
Coca-Cola Femsa SAB de CV	20,604	216,923
Compartamos SAB de CV	45,786	83,721
Controladora Comercial Mexicana SAB de CV	7,276	30,261
Corporacion GEO SAB de CV (b)(c)(e)	71,361	0
Desarrolladora Homex SAB de CV (b)(c)(f)	28,753	6,941
El Puerto de Liverpool SAB de CV	3,598	39,408
Empresas ICA SAB de CV (b)(c)	52,297	87,010
Fibra Uno Administracion SA de CV	80,778	261,424
Fomento Economico Mexicano SAB de CV (c)	138,925	1,294,735
Genomma Lab Internacional SAB de CV (Class B) (b)	37,936	97,596
Gruma SAB de CV (Class B) (b)	16,352	135,327
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	8,993	52,530
Grupo Aeroportuario del Sureste SAB de CV (c)	27,703	339,962
Grupo Bimbo SAB de CV	229,800	620,608
Grupo Carso SA de CV	67,777	356,785
Grupo Elektra SA de CV	4,679	144,357
Grupo Financiero Banorte SAB de CV	149,282	1,004,804
Grupo Financiero Inbursa SA	220,328	567,336
Grupo Financiero Santander Mexico SAB de CV (Class B) (c)	53,144	130,287
Grupo Mexico SAB de CV	202,659	640,340
Grupo Televisa SA de CV (Series CPO) (c)	134,095	894,772
Grupo Televisa SA de CV ADR (c)	1,074	35,753
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	169,730	402,708
Industrias Penoles SA de CV	8,242	215,513
Kimberly-Clark de Mexico SAB de CV	190,972	511,649
Megacable Holdings SAB de CV	13,490	54,792
Mexichem SAB de CV (c)	9,893	35,027
Minera Frisco SAB de CV (b)(c)	47,350	91,951
OHL Mexico SAB de CV (b)	20,440	53,055
Promotora y Operadora de Infraestructura SAB de CV (b)	2,780	37,513
TV Azteca SAB de CV	245,733	150,090
Urbi Desarrollos Urbanos SA de CV (b)(c)(e)	86,307	0
Wal-Mart de Mexico SAB de CV (c)	411,048	975,899

		14,509,443

PERU — 3.3%
Alicorp SA	32,489	92,545
Compania de Minas Buenaventura SA ADR	15,429	193,943
Compania Minera Milpo SA	93,417	62,533
Credicorp, Ltd.	5,836	804,901
Grana y Montero SA	9,073	31,659
Minsur SA	219,842	120,547
Southern Copper Corp. (c)	15,093	439,357
Volcan Compania Minera SAA (Class B)	263,624	100,437

		1,845,922

SPAIN — 0.1%
Cemex Latam Holdings SA (b)	8,261	68,912

TOTAL COMMON STOCKS —
(Cost $75,240,247)		55,077,482

PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Argos SA/Colombia Preference Shares (Cost $67,190)	6,824	71,415

SHORT TERM INVESTMENTS — 15.1%
UNITED STATES — 15.1%
MONEY MARKET FUNDS — 15.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	8,292,575	8,292,575

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	38,574	$38,574

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,331,149)		8,331,149

TOTAL INVESTMENTS — 114.9%
(Cost $83,638,586)		63,480,046
OTHER ASSETS & LIABILITIES — (14.9)%		(8,248,256)

NET ASSETS — 100.0%		$55,231,790

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
EGYPT — 4.1%
Arab Cotton Ginning	31,670	$27,227
Commercial International Bank Egypt SAE	143,555	732,666
Eastern Tobacco	11,362	277,223
Egyptian Financial Group-Hermes Holding (a)	82,240	145,537
Egyptian Kuwait Holding Co.	110,208	116,820
ElSwedy Electric Co.	16,899	81,737
Ezz Steel (a)	44,749	108,220
Global Telecom Holding GDR (a)	76,150	252,666
Juhayna Food Industries	64,208	118,879
Maridive & Oil Services SAE (a)	37,722	39,608
Palm Hills Developments SAE (a)	85,138	44,967
Sidi Kerir Petrochemicals Co.	49,687	139,631
Six of October Development & Investment Co. (a)	20,853	77,068
Talaat Moustafa Group (a)	232,890	255,705
Telecom Egypt	81,033	196,086

		2,614,040

MOROCCO — 2.7%
Attijariwafa Bank	15,887	609,576
Banque Centrale Populaire	13,262	311,628
Banque Marocaine du Commerce Exterieur	12,526	321,231
Banque Marocaine pour le Commerce et l’Industrie SA	1,337	127,963
Douja Promotion Groupe Addoha SA	13,559	101,488
Maroc Telecom	17,005	208,658

		1,680,544

SOUTH AFRICA — 92.3%
Acucap Properties, Ltd.	19,608	74,570
Adcock Ingram Holdings, Ltd. (b)	31,227	175,167
Adcorp Holdings, Ltd.	10,125	30,323
AECI, Ltd.	26,780	323,359
African Bank Investments, Ltd. (b)	258,160	263,857
African Oxygen, Ltd.	19,109	35,973
African Rainbow Minerals, Ltd.	17,660	350,248
Allied Electronics Corp., Ltd. Preference Shares	39,303	87,403
Anglo Platinum, Ltd. (a)(b)	9,061	408,042
AngloGold Ashanti, Ltd. (a)(b)	66,491	1,156,239
Aquarius Platinum, Ltd. (a)	67,957	40,220
ArcelorMittal South Africa, Ltd. (a)	24,456	77,917
Aspen Pharmacare Holdings, Ltd.	54,088	1,446,577
Assore, Ltd.	8,460	328,172
Astral Foods, Ltd. (b)	7,753	63,430
Aveng, Ltd. (a)	71,586	154,226
AVI, Ltd. (b)	47,673	256,226
Barclays Africa Group, Ltd. (b)	58,908	834,510
Barloworld, Ltd. (b)	41,145	431,366
Bidvest Group, Ltd. (b)	50,375	1,333,432
Blue Label Telecoms, Ltd.	46,319	38,313
Brait SE (a)	69,766	352,946
Business Connexion Group, Ltd.	53,982	29,768
Capital Property Fund	321,469	320,311
Capitec Bank Holdings, Ltd. (b)	1,670	30,882
Cashbuild, Ltd.	2,536	32,791
City Lodge Hotels, Ltd.	4,753	52,867
Clicks Group, Ltd. (b)	50,827	316,766
Clover Industries, Ltd.	19,386	35,610
Coronation Fund Managers, Ltd.	39,269	369,620
DataTec, Ltd.	46,463	215,575
Discovery Holdings, Ltd.	65,737	527,313
DRDGOLD, Ltd.	87,237	32,845
Emira Property Fund	40,976	54,620
EOH Holdings, Ltd.	5,036	39,501
Eqstra Holdings, Ltd.	70,971	47,908
Exxaro Resources, Ltd. (b)	30,142	401,209
Famous Brands, Ltd.	7,934	74,875
FirstRand, Ltd. (b)	443,087	1,520,783
Fountainhead Property Trust	292,787	209,334
Gold Fields, Ltd.	133,945	516,148
Grindrod, Ltd. (b)	90,331	219,002
Group Five, Ltd.	19,709	82,899
Growthpoint Properties, Ltd.	235,716	546,827
Harmony Gold Mining Co., Ltd. (a)	68,309	212,372
Hosken Consolidated Investments, Ltd.	8,347	118,643
Hudaco Industries, Ltd.	4,472	44,448
Hyprop Investments, Ltd.	38,469	280,712
Illovo Sugar, Ltd.	36,217	96,449
Impala Platinum Holdings, Ltd.	92,784	1,058,584
Imperial Holdings, Ltd.	34,453	617,461
Investec, Ltd.	31,620	255,055
JD Group, Ltd. (b)	26,377	67,962
JSE, Ltd. (b)	14,055	127,335
Kumba Iron Ore, Ltd. (b)	13,611	489,162
Lewis Group, Ltd. (b)	15,955	87,982
Liberty Holdings, Ltd.	19,755	233,557
Life Healthcare Group Holdings, Ltd.	156,189	571,867
Massmart Holdings, Ltd. (b)	16,934	221,377
Medi-Clinic Corp., Ltd.	62,784	446,679
Merafe Resources, Ltd. (a)	296,727	30,186
MMI Holdings, Ltd.	211,998	495,836
Mondi, Ltd.	23,550	414,021
Mpact, Ltd.	32,498	83,949
Mr. Price Group, Ltd.	44,824	670,832
MTN Group, Ltd. (b)	276,688	5,670,343
Murray & Roberts Holdings, Ltd. (a)	76,269	178,311
Nampak, Ltd.	107,093	366,042
Naspers, Ltd.	73,384	8,102,737
Nedbank Group, Ltd. (b)	39,489	841,148
Netcare, Ltd.	229,417	509,093
Northam Platinum, Ltd. (a)	62,713	232,120
Oceana Group, Ltd.	5,733	49,356
Omnia Holdings, Ltd.	8,952	179,629
Pick n Pay Stores, Ltd. (b)	53,583	262,874
Pick’ n Pay Holdings, Ltd.	43,114	92,107
Pioneer Foods, Ltd.	16,404	130,229
PPC, Ltd.	102,235	284,216
PSG Group, Ltd.	8,659	76,399
Raubex Group, Ltd.	24,388	51,452
Redefine Properties, Ltd.	473,685	430,095
Remgro, Ltd.	87,510	1,705,122
Resilient Property Income Fund, Ltd.	41,815	225,973
Reunert, Ltd.	31,798	194,998

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

RMB Holdings, Ltd.	117,378	$535,226
RMI Holdings	133,111	364,483
SA Corporate Real Estate Fund	346,736	131,865
Sanlam, Ltd. (b)	339,436	1,856,944
Santam, Ltd.	1,787	33,013
Sappi, Ltd. (a)	99,992	351,753
Sasol, Ltd.	90,692	5,083,646
Shoprite Holdings, Ltd.	64,236	972,283
Sibanye Gold, Ltd.	146,269	316,794
Standard Bank Group, Ltd. (b)	235,033	3,101,625
Steinhoff International Holdings, Ltd. (b)	275,797	1,337,306
Sun International, Ltd.	14,896	133,708
Super Group, Ltd. (a)	53,234	145,512
Telkom SA, Ltd. (a)	39,144	125,234
The Foschini Group, Ltd. (b)	34,761	354,124
The Spar Group, Ltd.	30,542	352,871
Tiger Brands, Ltd. (b)	31,953	827,146
Times Media Group, Ltd. (a)	2,451	5,010
Tongaat Hulett, Ltd.	15,968	172,586
Trencor, Ltd.	17,217	106,564
Truworths International, Ltd. (b)	79,721	585,521
Tsogo Sun Holdings, Ltd.	37,265	89,709
Vodacom Group, Ltd. (b)	48,266	596,516
Wilson Bayly Holmes-Ovcon, Ltd.	14,638	191,779
Woolworths Holdings, Ltd.	133,831	933,696

		58,851,597

TOTAL COMMON STOCKS —
(Cost $67,766,758)		63,146,181

RIGHTS — 0.0% (c)
EGYPT — 0.0% (c)
Egyptian Kuwait Holding Co. (expiring 4/28/14) (a) (Cost $0)	17,906	4,656

SHORT TERM INVESTMENTS — 23.9%
UNITED STATES — 23.9%
MONEY MARKET FUNDS — 23.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,964,218	14,964,218
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	277,472	277,472

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,241,690)		15,241,690

TOTAL INVESTMENTS — 123.0%
(Cost $83,008,448)		78,392,527
OTHER ASSETS & LIABILITIES — (23.0)%		(14,634,717)

NET ASSETS — 100.0%		$63,757,810

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 6.4%
Abacus Property Group	357,400	$778,452
Alumina, Ltd. (a)	304,259	336,993
Amcor, Ltd.	87,629	843,865
AMP, Ltd.	162,273	749,006
Ansell, Ltd.	26,971	460,215
APA Group (b)	91,490	545,248
Aristocrat Leisure, Ltd.	103,819	517,689
Arrium, Ltd.	80,389	100,587
Australia & New Zealand Banking Group, Ltd.	126,089	3,863,577
BHP Billiton, Ltd.	156,578	5,292,685
Billabong International, Ltd. (a)(b)	134,428	64,789
BlueScope Steel, Ltd. (a)(b)	39,508	224,468
Brambles, Ltd.	124,154	1,065,568
Bunnings Warehouse Property Trust	187,603	405,140
carsales.com, Ltd.	16,856	169,509
Commonwealth Bank of Australia	83,683	6,006,371
Computershare, Ltd.	79,110	887,210
CSL, Ltd.	27,584	1,778,387
CSR, Ltd.	107,438	349,522
Dexus Property Group	137,498	135,086
DUET Group	57,557	110,961
Fairfax Media, Ltd.	114,669	97,247
Fortescue Metals Group, Ltd. (b)	78,560	382,270
Goodman Group	34,564	151,529
GWA International, Ltd.	112,493	304,451
Harvey Norman Holdings, Ltd. (b)	200,948	614,621
Hills Industries, Ltd.	106,178	167,299
Iluka Resources, Ltd. (b)	24,702	226,890
Ingenia Communities Group	363,913	170,333
Insurance Australia Group, Ltd.	184,550	952,750
Lend Lease Group	74,157	814,479
Macquarie Group, Ltd.	21,444	1,151,381
Mirvac Group	84,074	132,471
National Australia Bank, Ltd.	101,979	3,351,653
Newcrest Mining, Ltd. (a)	40,631	372,446
Orica, Ltd.	13,853	280,932
Origin Energy, Ltd.	86,416	1,144,553
Orora, Ltd.	86,084	109,707
OZ Minerals, Ltd.	22,353	73,756
Perpetual, Ltd.	13,665	633,270
QBE Insurance Group, Ltd.	62,208	739,169
REA Group, Ltd.	2,448	110,610
Recall Holdings, Ltd. (a)	26,833	115,646
Rio Tinto, Ltd.	26,830	1,580,323
Santos, Ltd.	71,978	900,623
Seek, Ltd.	16,511	268,878
Sonic Healthcare, Ltd.	57,550	921,186
Stockland	43,655	151,731
Suncorp Group, Ltd.	114,165	1,361,824
Sydney Airport	229,661	891,889
Tatts Group, Ltd.	259,210	696,722
Toll Holdings, Ltd. (b)	79,372	382,543
TPG Telecom, Ltd.	16,914	104,250
Treasury Wine Estates, Ltd.	51,368	168,065
Wesfarmers, Ltd.	79,299	3,027,395
Westfield Group	94,194	894,863
Westfield Retail Trust	80,205	221,527
Westpac Banking Corp.	142,062	4,550,522
Woodside Petroleum, Ltd.	42,853	1,549,809
Woolworths, Ltd.	75,035	2,484,190
WorleyParsons, Ltd.	23,100	324,151

		57,263,282

AUSTRIA — 0.2%
Andritz AG (b)	1,668	103,118
Erste Group Bank AG	16,445	562,100
OMV AG	16,341	741,761
Voestalpine AG	14,568	640,600

		2,047,579

BELGIUM — 1.1%
Aedifica SA	2,026	139,505
Ageas	21,573	961,713
Anheuser-Busch InBev NV	41,330	4,334,888
Bekaert NV	4,572	186,457
Delhaize Group	7,888	576,740
Gimv NV	14,086	720,649
KBC Groep NV	12,534	771,328
Solvay SA	707	111,035
UCB SA	10,862	870,088
Umicore (b)	18,834	960,185

		9,632,588

CANADA — 8.6%
AGF Management, Ltd. (b)	30,936	359,040
Agnico-Eagle Mines, Ltd.	10,640	322,646
Agrium, Inc. (b)	11,380	1,110,729
Air Canada (Class A) (a)	31,165	156,143
Alamos Gold, Inc.	11,400	103,181
Alimentation Couche-Tard, Inc. (Class B)	3,908	316,570
ARC Resources, Ltd. (b)	17,334	478,206
Argonaut Gold, Inc. (a)	16,256	70,989
Athabasca Oil Corp. (a)	15,940	114,956
Avigilon Corp. (a)	3,168	82,059
B2Gold Corp. (a)	51,612	140,282
Badger Daylighting, Ltd. (b)	3,060	115,192
Bank of Montreal (b)	28,030	1,878,232
Bank of Nova Scotia	55,650	3,228,330
Bankers Petroleum, Ltd. (a)	25,968	126,576
Barrick Gold Corp.	56,009	998,647
BCE, Inc. (b)	12,738	549,566
Blackberry, Ltd. (a)(b)	30,017	243,399
Bombardier, Inc. (Class B) (b)	111,537	415,327
Brookfield Asset Management, Inc. (Class A) (b)	33,729	1,376,052
CAE, Inc.	13,404	176,696
Cameco Corp. (b)	30,978	710,354
Canadian Energy Services & Technology Corp.	4,856	126,135
Canadian Imperial Bank of Commerce (b)	20,657	1,782,631
Canadian National Railway Co.	50,601	2,847,409
Canadian Natural Resources, Ltd.	60,653	2,328,306
Canadian Oil Sands, Ltd.	32,171	675,919
Canadian Pacific Railway, Ltd.	9,255	1,388,984

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Canadian Solar, Inc. (a)	2,112	$67,668
Canadian Western Bank (b)	20,591	694,171
Carfinco Financial Group, Inc.	13,720	127,162
Catamaran Corp. (a)	8,548	383,043
CCL Industries, Inc. (Class B)	1,164	99,890
Cenovus Energy, Inc.	35,715	1,034,481
CGI Group, Inc. (Class A) (a)	19,739	610,367
Constellation Software, Inc.	948	230,183
Crescent Point Energy Corp. (b)	33,058	1,208,508
CT Real Estate Investment Trust	13,546	136,963
Detour Gold Corp. (a)	8,972	77,791
Dollarama, Inc.	1,580	120,560
Eldorado Gold Corp.	30,671	170,896
Enbridge, Inc.	41,097	1,869,518
EnCana Corp.	43,829	937,534
Enerplus Corp.	7,284	145,845
Exchange Income Corp.	6,652	123,729
Fairfax Financial Holdings, Ltd.	1,776	772,349
Finning International, Inc.	6,436	182,511
Firm Capital Mortgage Investment Corp.	27,023	294,040
First Majestic Silver Corp. (a)	12,772	123,352
First Quantum Minerals, Ltd.	40,617	751,806
Fortis, Inc.	11,585	330,835
Franco-Nevada Corp.	7,916	364,333
Gildan Activewear, Inc.	14,720	742,968
Goldcorp, Inc.	43,553	1,064,212
Gran Tierra Energy, Inc. (a)	23,223	174,633
HealthLease Properties REIT	28,304	257,717
HNZ Group, Inc.	8,972	178,261
Home Capital Group, Inc. (b)	3,160	127,831
Husky Energy, Inc. (b)	32,132	965,343
IAMGOLD Corp.	39,231	138,264
Imperial Oil, Ltd. (b)	27,988	1,305,388
Innergex Renewable Energy, Inc. (b)	23,432	211,658
Intact Financial Corp.	6,549	408,219
InterOil Corp. (a)(b)	2,112	136,773
K-Bro Linen, Inc.	6,436	228,168
Kinross Gold Corp. (a)	50,971	211,042
Knight Therapeutics, Inc. (a)(b)	900	4,305
Linamar Corp.	2,320	107,198
Lions Gate Entertainment Corp. (b)	5,064	135,361
Lundin Mining Corp. (a)	34,300	157,865
MacDonald, Dettwiler & Associates, Ltd.	2,112	167,085
Magna International, Inc. (Class A)	18,805	1,810,732
Manulife Financial Corp.	96,523	1,864,435
Methanex Corp. (b)	3,908	250,466
National Bank of Canada (b)	17,384	697,723
New Gold, Inc. (a)	27,756	137,554
Nordion, Inc. (a)	34,809	401,782
Open Text Corp.	5,064	242,338
Pacific Rubiales Energy Corp.	16,230	292,765
Parex Resources, Inc. (a)	16,888	145,355
Pembina Pipeline Corp. (b)	14,299	543,848
Pengrowth Energy Corp.	21,320	129,224
Penn West Petroleum, Ltd. (b)	23,722	198,588
Peyto Exploration & Development Corp. (b)	6,120	209,147
Potash Corp. of Saskatchewan, Inc.	49,760	1,802,856
Power Corp. of Canada (b)	17,334	474,594
Power Financial Corp. (b)	14,442	447,882
Precision Drilling Corp.	14,352	172,159
Pure Industrial Real Estate Trust	39,055	169,489
Redknee Solutions, Inc. (a)	22,141	110,730
Richelieu Hardware, Ltd.	13,870	610,720
Rogers Communications, Inc. (Class B) (b)	26,190	1,086,989
Royal Bank of Canada	73,836	4,876,019
Russel Metals, Inc. (b)	30,667	836,865
Secure Energy Services, Inc.	8,864	152,505
SEMAFO, Inc.	21,428	75,714
Shaw Communications, Inc. (Class B) (b)	37,850	905,314
Sherritt International Corp. (b)	44,082	154,162
Shoppers Drug Mart Corp.	12,150	669,612
Silver Wheaton Corp.	18,532	421,094
Sirius XM Canada Holdings, Inc.	618	4,843
SNC-Lavalin Group, Inc.	9,245	404,895
Stantec, Inc.	1,796	109,949
Sun Life Financial, Inc. (b)	35,884	1,244,521
Suncor Energy, Inc.	84,468	2,954,754
Tahoe Resources, Inc. (a)	6,652	140,845
Talisman Energy, Inc.	71,928	718,140
Teck Resources, Ltd. (Class B) (b)	32,961	712,525
TELUS Corp.	21,838	784,091
The Toronto-Dominion Bank (b)	91,393	4,291,641
Thomson Reuters Corp. (b)	19,685	673,972
Tim Hortons, Inc.	9,840	545,067
TMX Group, Ltd.	2,277	111,359
Tourmaline Oil Corp. (a)	5,912	279,919
TransCanada Corp. (b)	41,175	1,874,558
Trinidad Drilling, Ltd.	10,552	110,802
Turquoise Hill Resources, Ltd. (a)	44,246	148,322
Valeant Pharmaceuticals International, Inc. (a)	15,642	2,061,130
West Fraser Timber Co., Ltd.	1,896	86,748
Westjet Airlines, Ltd.	7,068	155,416
Yamana Gold, Inc. (b)	54,302	476,234
Yellow Media, Ltd. (a)	5,223	117,591

		77,700,365

CHINA — 0.3%
Chong Hing Bank, Ltd. (c)	1,385	4,839
Dah Sing Banking Group, Ltd. (b)	118,327	186,710
Dah Sing Financial Holdings, Ltd.	66,485	312,838
ENN Energy Holdings, Ltd.	38,000	264,779
Hongkong Land Holdings, Ltd.	111,000	718,170
Sino Land Co., Ltd.	345,559	507,844
Transport International Holdings, Ltd.	302,800	566,014

		2,561,194

DENMARK — 1.4%
A P Moller — Maersk A/S (b)	121	1,451,911
Carlsberg A/S (Class B)	2,487	247,460
Coloplast A/S (Class B)	4,013	324,848
Danske Bank A/S	46,529	1,297,005
DSV A/S	28,480	919,541
FLSmidth & Co. A/S (b)	8,535	430,768

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Genmab A/S (a)	2,487	$101,142
GN Store Nord A/S	26,417	655,914
Jyske Bank A/S (a)	2,180	119,846
Novo Nordisk A/S (Class B)	110,313	5,025,890
Novozymes A/S (Class B)	10,164	447,126
Pandora A/S	3,008	199,071
SimCorp A/S	11,963	485,852
TDC A/S	12,140	112,279
Vestas Wind Systems A/S (a)	12,539	504,152

		12,322,805

FINLAND — 1.0%
Amer Sports Oyj (Class A)	6,256	132,956
Caverion Corp.	12,181	130,950
Elisa Oyj (b)	25,751	741,413
Fortum Oyj	20,843	473,993
Kemira Oyj	19,812	288,896
Kesko Oyj (Class B)	3,487	152,205
Kone Oyj (Class B) (b)	8,868	372,047
Konecranes Oyj (b)	3,198	101,949
Lassila & Tikanoja Oyj	25,783	515,263
Metso Oyj (b)	12,786	418,177
Neste Oil Oyj (b)	11,363	231,784
Nokia Oyj (a)	183,885	1,366,039
Pohjola Bank PLC	13,268	294,963
Sampo Oyj (Class A)	28,293	1,468,155
Sanoma Oyj	17,441	121,633
Stockmann Oyj Abp (Class B) (b)	18,244	269,301
Stora Enso Oyj	38,697	414,139
Tikkurila Oyj	8,539	201,248
UPM-Kymmene Oyj	32,110	549,212
Valmet Corp. (b)	12,518	134,314
Wartsila Oyj	9,331	507,087
YIT Oyj (b)	18,043	192,228

		9,077,952

FRANCE — 7.8%
Accor SA	15,792	808,908
Air Liquide SA	13,828	1,873,825
Albioma	14,434	387,926
Alcatel-Lucent (a)	150,717	594,511
Alstom SA	14,272	389,867
Arkema SA	1,710	193,730
AXA SA	92,860	2,414,423
BNP Paribas	47,411	3,658,621
Bollore SA	223	141,458
Bourbon SA (b)	15,045	494,548
Bouygues SA (b)	14,099	588,302
Cap Gemini SA	13,214	1,000,760
Carrefour SA	37,841	1,465,276
Casino Guichard-Perrachon SA	6,473	770,631
CGG (a)(b)	15,709	252,017
Christian Dior SA	424	81,667
Compagnie de Saint-Gobain	29,482	1,781,781
Compagnie Generale des Etablissements Michelin	13,399	1,676,449
Credit Agricole SA (a)	35,519	560,279
Danone	34,768	2,459,681
Dassault Systemes SA	2,350	275,435
Edenred (b)	15,792	495,705
EDF SA	14,195	561,788
Essilor International SA	14,213	1,433,919
Eutelsat Communications SA	3,646	123,869
Faurecia (a)	2,519	106,515
France Telecom SA	96,540	1,426,363
GDF Suez	75,416	2,064,289
Groupe Eurotunnel SA	18,850	240,757
Hermes International	1,938	645,325
Hi-Media SA (a)	79,784	256,212
Iliad SA	1,028	296,545
Ingenico (b)	2,255	210,999
Kering	5,349	1,091,463
L’Oreal SA	9,154	1,510,195
Lafarge SA	10,825	845,939
Lagardere SCA	14,362	570,475
Legrand SA	8,233	511,699
LVMH Moet Hennessy Louis Vuitton SA	11,532	2,097,210
Natixis	21,624	158,881
Nexans SA	4,519	236,956
Numericable Group SA (a)	3,916	153,983
Pernod Ricard SA	14,580	1,698,017
Peugeot SA (a)(b)	13,373	252,417
Plastic Omnium SA	3,323	123,383
Publicis Groupe SA	14,452	1,306,253
Renault SA	11,830	1,150,133
Safran SA	7,491	519,217
Sanofi	55,628	5,802,330
Schneider Electric SA	33,350	2,957,823
Societe de la Tour Eiffel	5,058	347,235
Societe Generale	34,320	2,114,615
Societe Television Francaise 1	5,484	90,700
Sodexo	10,711	1,123,864
Suez Environnement Co.	5,181	105,290
Technicolor SA (a)	19,167	138,425
Technip SA	6,843	706,503
Thales SA	1,511	100,232
Total SA	116,535	7,645,241
UBISOFT Entertainment (a)	7,322	131,190
Unibail-Rodamco SE	4,512	1,172,218
Valeo SA	5,917	833,859
Vallourec SA	8,327	452,239
Veolia Environnement SA	37,623	744,622
Vinci SA	31,020	2,304,830
Vivendi SA	58,358	1,626,333
Zodiac Aerospace	5,547	196,098

		70,552,249

GERMANY — 7.4%
Aareal Bank AG (a)	2,322	102,169
Adidas AG	13,446	1,455,499
Allianz SE	24,195	4,091,646
BASF SE	47,036	5,230,270
Bayer AG	43,246	5,851,899
Bayerische Motoren Werke AG	20,347	2,569,322
Bilfinger SE	8,175	1,037,596
Brenntag AG	732	135,845
Commerzbank AG (a)	42,600	782,944
Continental AG	2,984	715,198
Daimler AG	55,498	5,246,456

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Deutsche Bank AG	47,610	$2,130,960
Deutsche Boerse AG	12,596	1,002,912
Deutsche Lufthansa AG (a)	8,324	218,151
Deutsche Post AG	55,097	2,048,032
Deutsche Telekom AG	156,164	2,524,683
DMG MORI SEIKI AG (b)	3,314	101,559
E.ON AG	93,956	1,837,531
Fresenius Medical Care AG & Co. KGaA	14,695	1,025,834
Fresenius SE	8,546	1,338,040
GEA Group AG	17,977	822,094
Hamborner REIT AG	13,126	139,137
HeidelbergCement AG	2,752	235,959
Henkel AG & Co. KGaA Preference Shares	9,158	986,031
Hochtief AG	4,532	411,626
Infineon Technologies AG	89,961	1,073,990
K+S AG	9,778	321,348
Lanxess AG	4,269	322,135
Linde AG	8,392	1,679,422
MAN SE	4,381	558,525
Merck KGaA	4,825	812,969
Metro AG (a)	3,079	125,718
Morphosys AG (a)	992	92,014
MTU Aero Engines AG	1,744	162,151
Muenchener Rueckversicherungs- Gesellschaft AG	9,380	2,050,378
Norma Group SE	2,286	121,191
OHB AG	4,840	134,749
OSRAM Licht AG (a)	3,674	238,322
Porsche Automobil Holding SE Preference Shares	10,700	1,099,114
ProSiebenSat.1 Media AG	1,944	89,007
Puma AG Rudolf Dassler Sport (b)	1,832	515,722
Rheinmetall AG	1,990	140,016
RWE AG	25,071	1,017,964
Salzgitter AG (b)	4,746	187,666
SAP AG	51,154	4,142,755
Siemens AG	40,105	5,400,338
Sky Deutschland AG (a)	15,208	131,212
Symrise AG	2,445	122,190
ThyssenKrupp AG (a)	24,045	645,070
Volkswagen AG	1,790	453,940
Volkswagen AG Preference Shares	7,410	1,921,033
Wincor Nixdorf AG	9,296	668,157
Wirecard AG	3,156	131,015

		66,399,504

GREECE — 0.1%
Hellenic Exchanges SA	18,549	232,643
Hellenic Telecommunications Organization SA ADR (a)	57,535	489,047
JUMBO SA (a)	6,645	119,060
National Bank of Greece SA (a)	18,628	101,156
OPAP SA	8,641	139,341
Piraeus Bank SA (a)	44,476	122,598
Terna Energy SA (a)	29,443	185,044

		1,388,889

HONG KONG — 2.3%
AIA Group, Ltd.	454,000	2,153,808
APT Satellite Holdings, Ltd.	105,500	124,581
Bank of East Asia, Ltd. (b)	206,980	808,490
Bloomage Biotechnology Corp., Ltd.	24,147	62,414
Cheung Kong Holdings, Ltd.	25,000	414,462
China Water Industry Group, Ltd. (a)	804,000	159,617
CLP Holdings, Ltd.	149,500	1,127,458
Esprit Holdings, Ltd. (b)	165,119	274,593
Galaxy Entertainment Group, Ltd. (a)	124,000	1,078,219
Hang Lung Group, Ltd.	140,000	704,778
Hang Lung Properties, Ltd.	260,000	747,449
HC International, Inc. (a)	60,000	153,925
HKT Trust/HKT, Ltd. (b)	105,000	110,725
Hong Kong & China Gas Co., Ltd.	57,000	124,331
Hong Kong Exchanges and Clearing, Ltd.	94,411	1,431,309
Hongkong Electric Holdings, Ltd.	41,500	359,786
Hopewell Holdings	157,500	541,105
Hutchison Whampoa, Ltd.	116,000	1,535,790
Hysan Development Co., Ltd.	177,841	773,765
Jardine Matheson Holdings, Ltd.	6,752	425,916
Jardine Strategic Holdings, Ltd.	4,000	143,440
Li & Fung, Ltd. (b)	476,000	703,226
Melco Crown Entertainment, Ltd. ADR (a)(b)	6,775	261,854
Melco International Development, Ltd.	34,000	113,961
New World Development Co., Ltd. (b)	571,880	575,046
Noble Group, Ltd.	214,000	201,654
Pacific Basin Shipping, Ltd.	598,000	381,601
Sands China, Ltd.	118,800	887,510
SJM Holdings, Ltd.	86,000	241,690
Sun Hung Kai Properties, Ltd.	123,233	1,509,225
Swire Pacific, Ltd.	80,500	938,659
Techtronic Industries Co.	62,500	174,035
The Link REIT	109,851	540,259
Wheelock & Co., Ltd.	151,000	589,825
Wing Hang Bank, Ltd.	25,624	406,308

		20,780,814

IRELAND — 0.7%
Aer Lingus Group PLC	48,013	108,194
Bank of Ireland (a)	1,258,465	534,219
C&C Group PLC	17,730	115,560
CRH PLC	44,100	1,227,468
DCC PLC	14,137	768,333
Endo International PLC (a)(b)	1,469	101,057
FleetMatics Group PLC (a)	2,480	82,956
Glanbia PLC	5,690	87,363
Grafton Group PLC	45,270	488,303
Green REIT PLC (a)	97,327	160,969
Greencore Group PLC	23,743	109,131
ICON PLC (a)	1,833	87,159
Irish Bank Resolution Corp., Ltd. (a)(c)	5,635	0
James Hardie Industries PLC	19,443	258,237
Kerry Group PLC (Class A)	3,639	277,906
Kingspan Group PLC	19,423	369,690
Paddy Power PLC	1,519	120,380
Ryanair Holdings PLC ADR (a)(b)	5,890	346,391

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Smurfit Kappa Group PLC	8,868	$215,113
UDG Healthcare PLC	83,580	489,085

		5,947,514

ISRAEL — 0.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	98,469	175,233
Check Point Software Technologies, Ltd. (a)(b)	6,459	436,822
Evogene, Ltd. (a)	7,787	148,705
Mazor Robotics, Ltd. (a)	7,201	74,132
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	7,474	433,002
Reit 1, Ltd.	69,991	174,469
Shufersal, Ltd.	107,661	429,700
Strauss Group, Ltd.	30,780	556,309
Taro Pharmaceutical Industries, Ltd. (a)	1,106	122,766
Teva Pharmaceutical Industries, Ltd. ADR	49,766	2,629,636

		5,180,774

ITALY — 2.3%
A2A SpA	67,792	87,922
Aeroporto di Venezia Marco Polo SpA	7,553	137,515
Assicurazioni Generali SpA	31,528	703,077
Atlantia SpA	37,304	958,875
Azimut Holding SpA	4,540	162,063
Banca Generali SpA	3,332	109,986
Banca IFIS SpA	8,914	196,694
Banca Piccolo Credito Valtellinese Scarl (a)(b)	70,013	148,313
Banca Popolare dell’Emilia Romagna Societa Cooperativa (a)	17,137	216,114
Banca Popolare di Milano Scarl (a)	283,917	285,655
Banca Popolare di Sondrio Scrl	30,854	209,646
Banco Popolare Societa Cooperativa (a)(b)	11,974	260,420
Brembo SpA	4,087	154,792
Cairo Communication SpA	23,552	219,109
Davide Campari-Milano SpA (b)	110,178	903,524
Enel SpA	253,791	1,436,926
ENI SpA	121,294	3,044,228
Falck Renewables SpA (a)	211,274	433,871
Fiat SpA (a)	53,516	623,258
Finmeccanica SpA (a)	35,868	354,202
Immobiliare Grande Distribuzione	222,132	397,081
Interpump Group SpA	9,137	140,790
Intesa Sanpaolo SpA	626,388	2,123,765
Iren SpA	137,926	249,026
Luxottica Group SpA	2,483	143,664
Mediaset SpA (a)	33,355	186,552
Mediobanca SpA (a)	19,346	221,308
Pirelli & C. SpA	30,677	481,998
Poltrona Frau SpA (a)	25,923	105,542
Prada SpA (b)	20,400	159,633
Prysmian SpA	8,357	208,016
Recordati SpA	7,208	126,167
Reply SpA	1,792	159,304
Saipem SpA	19,503	476,314
Salvatore Ferragamo SpA	3,135	92,336
Snam SpA	21,800	127,695
Societa Cattolica di Assicurazioni Scrl	21,104	541,883
Sogefi SpA	17,690	115,372
Telecom Italia SpA (a)	666,515	786,342
UBI Banca ScPA	40,638	383,104
UniCredit SpA	240,243	2,195,291
Unipol Gruppo Finanziario SpA	16,784	131,162
UnipolSai SpA (a)	42,647	163,874
World Duty Free SpA (a)	5,892	82,668
Yoox SpA (a)	3,322	113,685
Zignago Vetro SpA	18,162	157,199

		20,715,961

JAPAN — 18.7%
Acom Co., Ltd. (a)(b)	27,200	87,158
Activia Properties, Inc.	10	80,497
Advance Residence Investment Corp.	38	81,103
Advantest Corp. (b)	22,100	239,702
Aeon Co., Ltd.	61,020	689,093
Aeon Credit Service Co., Ltd. (b)	3,500	79,084
AEON REIT Investment Corp.	62	74,170
Ajinomoto Co., Inc.	22,000	315,094
Alconix Corp.	14,800	311,133
Alps Electric Co., Ltd. (a)	9,700	115,946
ANA Holdings, Inc. (b)	36,000	77,953
Aoyama Trading Co., Ltd.	25,400	668,389
Asahi Breweries, Ltd.	35,236	988,462
Asahi Kasei Corp.	117,550	801,283
Asics Corp.	7,200	141,854
Astellas Pharma, Inc.	138,050	1,640,755
Atom Corp. (b)	48,800	244,983
Bridgestone Corp.	42,965	1,526,940
Brother Industries, Ltd.	9,900	138,716
Calbee, Inc.	3,700	87,268
Can Do Co., Ltd.	8,200	131,219
Canon, Inc.	60,816	1,884,390
Casio Computer Co., Ltd.	41,300	489,657
Central Japan Railway Co. (b)	13,600	1,592,620
Chubu Electric Power Co., Inc. (a)	45,765	539,928
Chugai Pharmaceutical Co., Ltd.	22,380	572,620
Chuo Mitsui Trust Holdings, Inc.	264,550	1,197,070
COLOPL, Inc. (a)(b)	2,000	52,668
Colowide Co., Ltd. (b)	58,500	597,014
COOKPAD, Inc. (b)	2,100	50,142
Credit Saison Co., Ltd.	28,400	566,152
CyberAgent, Inc.	2,900	111,230
Daicel Corp.	11,000	90,363
Daifuku Co., Ltd.	7,500	92,926
Daiichi Sankyo Co., Ltd.	45,765	772,341
Daiken Medical Co., Ltd.	5,800	96,474
Daikin Industries, Ltd.	19,110	1,072,914
Dainippon Sumitomo Pharma Co., Ltd.	8,200	130,582
Daito Trust Construction Co., Ltd.	8,255	765,582
Daiwa House Industry Co., Ltd.	9,000	153,022
Daiwa House REIT Investment Corp.	10	40,054
Daiwa Securities Group, Inc.	127,550	1,112,200
Daiwahouse Residential Investment Corp.	19	76,565
DeNA Co., Ltd. (b)	6,600	119,458

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Denso Corp.	30,510	$1,465,878
Dentsu, Inc.	10,700	406,763
Don Quijote Holdings Co., Ltd.	1,700	87,984
Dowa Holdings Co., Ltd. (b)	22,000	184,143
East Japan Railway Co.	15,400	1,137,373
Ebara Corp.	19,000	119,367
Eisai Co., Ltd. (b)	15,351	598,925
Electric Power Development Co., Ltd.	5,500	155,678
Euglena Co., Ltd. (a)(b)	5,000	49,328
F@N Communications, Inc. (b)	6,400	114,657
FANUC Corp.	11,055	1,954,229
Fast Retailing Co., Ltd. (b)	2,600	945,099
Financial Products Group Co., Ltd. (b)	4,000	42,530
Foster Electric Co., Ltd.	16,900	206,112
Frontier Real Estate Investment Corp.	20	106,617
Fuji Heavy Industries, Ltd.	21,800	591,014
FUJIFILM Holdings Corp.	30,510	820,927
Fujitsu, Ltd.	113,513	687,791
Fukuoka Financial Group, Inc.	152,550	628,064
Fukuoka REIT Corp. (b)	10	16,109
Furukawa Electric Co., Ltd. (b)	121,550	303,329
GLP J-Reit	166	167,475
GMO Internet, Inc.	3,500	34,971
GS Yuasa Corp. (b)	17,000	90,295
GungHo Online Entertainment, Inc. (b)	17,400	95,123
Gurunavi, Inc.	6,000	84,478
Hankyu Hanshin Holdings, Inc.	153,513	837,737
Hankyu REIT, Inc.	32	162,198
Heiwa Real Estate REIT, Inc. (b)	440	342,225
Hino Motors, Ltd.	10,400	154,609
Hirose Electric Co., Ltd.	900	123,921
Hitachi Metals, Ltd.	11,000	156,906
Hitachi, Ltd.	267,475	1,979,084
Hokkaido Gas Co., Ltd. (b)	48,000	131,903
Honda Motor Co., Ltd.	75,875	2,677,378
Hoya Corp.	33,706	1,051,584
Hulic Co., Ltd.	15,900	218,309
Ibiden Co., Ltd.	15,700	310,082
Ichigo Real Estate Investment Corp.	605	368,928
IHI Corp.	45,000	189,639
Iida Group Holdings Co., Ltd.	5,000	69,379
Industrial & Infrastructure Fund Investment Corp. (b)	20	164,878
Infomart Corp.	8,500	142,540
Inpex Corp.	36,300	471,969
Intage Holdings, Inc.	11,900	158,420
Iriso Electronics Co., Ltd.	2,200	118,988
Isuzu Motors, Ltd.	131,000	754,314
ITOCHU Corp.	114,850	1,344,944
Iwatani Corp.	14,000	91,625
J Front Retailing Co., Ltd.	16,000	110,307
Jafco Co., Ltd. (a)(b)	2,100	94,412
Japan Airlines Co., Ltd.	2,000	98,655
Japan Airport Terminal Co., Ltd. (b)	4,800	124,958
Japan Digital Laboratory Co., Ltd.	23,420	338,389
Japan Excellent, Inc.	66	84,338
Japan Exchange Group, Inc. (b)	14,900	364,307
Japan Hotel REIT Investment Corp.	1,056	482,960
Japan Logistics Fund, Inc.	37	83,352
Japan Prime Realty Investment Corp.	29	94,053
Japan Real Estate Investment Corp.	35	176,045
Japan Retail Fund Investment Corp.	47	92,736
Japan Tissue Engineering Co., Ltd. (a)	2,200	32,898
Japan Tobacco, Inc.	60,400	1,900,238
JFE Holdings, Inc.	30,510	575,627
JGC Corp.	8,000	278,876
JSR Corp. (b)	25,900	481,106
JTEKT Corp.	11,600	172,786
JX Holdings, Inc.	191,600	924,651
Kajima Corp. (b)	113,475	398,873
Kakaku.com, Inc. (b)	13,000	211,943
Kao Corp.	25,700	912,608
Kawai Musical Instruments Manufacturing Co., Ltd.	106,000	193,504
Kawasaki Heavy Industries, Ltd.	46,000	169,733
KDDI Corp.	29,100	1,688,611
Kenedix Office Investment Corp.	42	208,807
Kenedix, Inc. (b)	14,600	47,351
Keyence Corp.	2,000	826,722
Kinki Nippon Tourist Co., Ltd. (a)(b)	137,000	223,489
Kintetsu Corp. (b)	271,101	966,103
Kirin Holdings Co., Ltd.	29,000	402,680
Koito Manufacturing Co., Ltd.	5,000	84,818
Komatsu, Ltd.	56,920	1,181,677
Konami Corp. (b)	4,300	99,582
Konica Minolta Holdings, Inc.	51,775	484,142
Kubota Corp.	68,550	909,917
Kurita Water Industries, Ltd. (b)	16,010	348,074
Kyocera Corp.	27,200	1,228,932
Kyodo Shiryo Co., Ltd. (b)	262,000	287,479
Kyoritsu Maintenance Co., Ltd. (b)	13,200	446,046
Kyoto Kimono Yuzen Co., Ltd.	24,700	242,959
Kyushu Electric Power Co., Inc. (a)	19,000	232,830
Leopalace21 Corp. (a)	1,600	7,690
Livesense, Inc. (a)(b)	3,000	36,151
LIXIL Group Corp.	10,900	301,223
M3, Inc.	7,600	125,012
Makita Corp.	5,600	308,317
Marubeni Corp. (b)	154,550	1,039,988
Matsuya Co., Ltd.	28,400	236,333
Mazda Motor Corp.	121,000	538,117
Medipal Holdings Corp.	32,799	502,567
MEIJI Holdings Co., Ltd.	2,600	164,354
Meiko Network Japan Co., Ltd.	28,300	303,926
MID Reit, Inc.	126	285,193
Milbon Co., Ltd.	13,200	440,278
Minebea Co., Ltd.	16,000	142,623
MISUMI Group, Inc.	18,157	504,239
Mitsubishi Corp.	90,938	1,691,870
Mitsubishi Electric Corp.	135,550	1,529,437
Mitsubishi Estate Co., Ltd.	50,925	1,209,521
Mitsubishi Gas Chemical Co., Inc.	15,000	84,770
Mitsubishi Heavy Industries, Ltd.	210,101	1,217,947
Mitsubishi Logistics Corp.	9,000	125,494
Mitsubishi Motors Corp.	45,600	478,206
Mitsubishi UFJ Financial Group, Inc.	592,824	3,263,885
Mitsui & Co., Ltd.	108,126	1,531,833

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Mitsui Chemicals, Inc. (b)	122,550	$301,065
Mitsui Fudosan Co., Ltd.	33,000	1,009,050
Mitsui OSK Lines, Ltd.	129,550	505,696
Mizuho Financial Group, Inc. (b)	1,180,200	2,337,824
Mori Hills REIT Investment Corp.	60	79,468
MS&AD Insurance Group Holdings, Inc.	30,799	706,985
Murata Manufacturing Co., Ltd.	13,900	1,313,944
Nabtesco Corp.	5,200	119,870
Nachi-Fujikoshi Corp.	15,000	99,044
Namco Bandai Holdings, Inc.	11,100	263,313
NEC Corp.	114,000	350,905
NGK Insulators, Ltd.	12,000	250,522
NGK Spark Plug Co., Ltd.	6,000	135,165
NHK Spring Co., Ltd.	11,400	105,936
Nidec Corp. (b)	14,400	877,969
Nikon Corp. (b)	30,200	487,376
Nintendo Co., Ltd.	4,900	583,328
Nippon Accommodations Fund, Inc.	11	36,903
Nippon Building Fund, Inc.	38	198,883
Nippon Paint Co., Ltd.	9,000	136,680
Nippon Paper Industries Co., Ltd. (b)	4,200	79,322
Nippon Prologis REIT, Inc.	10	20,217
Nippon Steel Corp.	491,101	1,344,764
Nippon Suisan Kaisha, Ltd. (a)	206,900	435,960
Nippon Telegraph & Telephone Corp.	15,600	851,157
Nippon Yusen K.K. (b)	152,550	444,385
Nissan Motor Co., Ltd.	121,941	1,089,340
Nissei ASB Machine Co., Ltd.	4,300	77,453
Nitori Holding Co., Ltd.	1,700	73,870
Nitto Denko Corp.	10,500	503,869
NKSJ Holdings, Inc.	31,200	803,441
Nomura Holdings, Inc.	197,585	1,270,100
Nomura Real Estate Residential Fund, Inc.	16	82,187
Nomura Research Institute, Ltd.	3,000	94,965
NSK, Ltd.	17,000	175,307
NTT Data Corp.	11,900	463,936
NTT DoCoMo, Inc.	89,600	1,416,408
Obayashi Corp.	71,550	404,351
OJI Paper Co., Ltd.	23,000	103,180
Oki Electric Industry Co., Ltd. (b)	36,000	77,254
Olympus Corp. (a)	16,100	514,337
Omron Corp.	10,400	430,199
Ono Pharmaceutical Co., Ltd. (b)	4,700	408,001
ORIX Corp. (a)	60,900	859,229
Orix JREIT, Inc.	63	78,792
Osaka Gas Co., Ltd.	41,000	155,663
Otsuka Holdings Co., Ltd.	18,300	548,547
Panasonic Corp.	122,250	1,392,429
Pigeon Corp.	3,100	140,273
Rakuten, Inc. (b)	32,600	435,891
Raysum Co., Ltd. (a)(b)	3,300	33,517
Renesas Electronics Corp. (a)(b)	11,600	88,646
Resona Holdings, Inc.	45,800	221,918
Ricoh Co., Ltd.	28,800	332,786
Ringer Hut Co., Ltd. (b)	31,400	450,640
Riso Kyoiku Co., Ltd. (b)	20,806	51,517
Rock Field Co., Ltd.	13,800	262,238
Rohm Co., Ltd.	8,600	384,551
Rohto Pharmaceutical Co., Ltd.	8,801	155,706
Ryohin Keikaku Co., Ltd.	1,000	96,519
Sankyo Seiko Co., Ltd.	56,300	205,006
Sanrio Co., Ltd. (b)	3,900	131,786
Sawai Pharmaceutical Co., Ltd.	1,600	98,344
SBI Holdings, Inc.	10,200	123,210
Secom Co., Ltd.	15,448	891,914
Sega Sammy Holdings, Inc.	8,200	184,089
Seiko Epson Corp.	10,600	330,398
Seino Holdings Co., Ltd.	8,000	76,361
Sekisui Chemical Co., Ltd.	17,000	177,123
Sekisui House SI Investment Co. (b)	165	164,383
Sekisui House, Ltd.	9,600	119,412
Seria Co., Ltd.	1,900	70,569
Seven & I Holdings Co., Ltd.	45,628	1,747,408
Sharp Corp. (a)(b)	62,000	189,037
Shikoku Electric Power Co., Inc. (a)	10,400	141,380
Shimano, Inc.	2,500	251,736
Shimizu Corp. (b)	103,513	537,743
Shin-Etsu Chemical Co., Ltd.	25,117	1,438,463
Shinsei Bank, Ltd. (b)	93,000	183,318
Shiseido Co., Ltd. (b)	11,600	204,550
SMC Corp.	2,200	581,590
SMS Co., Ltd. (a)(b)	3,900	76,269
Softbank Corp.	47,736	3,615,486
Sony Corp. (b)	60,720	1,162,692
Square Enix Holdings Co., Ltd. (b)	3,400	70,156
Stanley Electric Co., Ltd.	26,573	591,142
Start Today Co., Ltd. (b)	2,700	69,293
Starts Proceed Investment Corp.	51	86,168
Sumitomo Chemical Co., Ltd.	152,550	564,369
Sumitomo Corp. (b)	91,375	1,164,979
Sumitomo Electric Industries, Ltd.	60,720	905,626
Sumitomo Heavy Industries, Ltd.	24,000	97,645
Sumitomo Metal Mining Co., Ltd.	5,000	62,922
Sumitomo Mitsui Financial Group, Inc.	69,600	2,979,719
Sumitomo Precision Products Co., Ltd.	46,000	165,267
Sumitomo Realty & Development Co., Ltd.	21,000	824,217
Sun Corp.	3,000	29,422
Sun Frontier Fudousan Co., Ltd. (b)	3,100	42,864
Suruga Bank, Ltd.	10,000	176,531
Suzuki Motor Corp.	14,800	387,155
Sysmex Corp.	5,800	185,289
T&D Holdings, Inc.	46,000	548,060
Tadano, Ltd.	6,000	78,186
Taiheiyo Cement Corp. (b)	23,000	83,080
Taisei Corp. (b)	97,438	436,170
Taiyo Yuden Co., Ltd. (b)	20,500	253,401
Takeda Pharmaceutical Co., Ltd.	42,365	2,012,425
Takeuchi Manufacturing Co., Ltd.	8,400	214,680
TDK Corp.	12,355	517,066
Teijin, Ltd.	156,550	389,152
Temp Holdings Co., Ltd.	2,700	71,783
Terumo Corp.	30,896	675,911
The Akita Bank, Ltd. (b)	152,550	441,423
The Aomori Bank, Ltd. (b)	305,101	844,334

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

The Awa Bank, Ltd.	152,550	$813,225
The Bank of Iwate, Ltd. (b)	11,655	564,162
The Bank of Okinawa, Ltd. (b)	13,155	556,295
The Bank of Yokohama, Ltd.	152,550	762,861
The Chiba Bank, Ltd.	148,550	917,394
The Chugoku Electric Power Co., Inc.	9,000	125,756
The Dai-ichi Life Insurance Co., Ltd.	29,000	422,392
The Daisan Bank, Ltd.	409,651	719,977
The Daishi Bank, Ltd.	155,176	571,071
The Eighteenth Bank, Ltd.	301,251	661,094
The Higo Bank, Ltd.	136,550	729,257
The Hokkoku Bank, Ltd. (b)	152,550	534,743
The Hyakugo Bank, Ltd.	152,550	628,064
The Kansai Electric Power Co., Inc. (a)	56,800	584,077
The Kiyo Bank, Ltd.	33,800	433,885
The Musashino Bank, Ltd.	15,255	506,599
The Nanto Bank, Ltd.	150,550	568,665
The Ogaki Kyoritsu Bank, Ltd.	152,550	417,722
The San-In Godo Bank, Ltd.	135,550	918,715
The Shiga Bank, Ltd.	137,550	747,954
The Shikoku Bank, Ltd. (b)	300,101	617,774
The Toho Bank, Ltd.	278,101	907,335
The Tohoku Bank, Ltd.	123,000	185,124
The Tokyo Electric Power Co., Inc. (a)	61,375	247,920
The Yamagata Bank, Ltd.	139,176	593,273
The Yamanashi Chuo Bank, Ltd.	133,550	604,305
THK Co., Ltd.	5,400	121,491
Tohoku Electric Power Co., Inc.	47,900	494,884
Tokio Marine Holdings, Inc.	45,765	1,376,705
Tokyo Dome Corp.	62,000	319,076
Tokyo Electron, Ltd.	11,755	721,953
Tokyo Gas Co., Ltd.	154,475	785,987
Tokyo Tatemono Co., Ltd.	16,000	137,496
Tokyu Corp.	139,550	855,038
Tokyu Fudosan Holdings Corp.	19,600	146,546
Toray Industries, Inc. (b)	134,550	891,034
Toshiba Corp.	262,513	1,113,931
TOTO, Ltd. (b)	8,000	111,162
Toyo Suisan Kaisha, Ltd.	3,000	100,354
Toyo Tire & Rubber Co., Ltd.	13,000	92,276
Toyota Industries Corp.	2,300	110,773
Toyota Motor Corp.	148,988	8,428,452
Toyota Tsusho Corp.	6,600	167,908
Trend Micro, Inc.	4,500	139,608
Unicharm Corp.	5,700	305,133
Unihair Co., Ltd.	18,700	214,446
United Urban Investment Corp.	55	80,963
Usen Corp. (a)	35,130	110,522
USS Co., Ltd.	49,010	689,571
ValueCommerce Co., Ltd. (b)	4,400	43,878
Warabeya Nichiyo Co., Ltd.	15,500	293,489
Yahoo! Japan Corp.	51,500	253,037
Yakult Honsha Co., Ltd. (b)	4,200	211,254
Yamada Denki Co., Ltd. (b)	80,580	269,161
Yamaha Corp.	11,100	143,243
Yamaha Motor Co., Ltd.	12,200	194,873
Yamato Holdings Co., Ltd.	16,100	347,686
Yaskawa Electric Corp. (b)	11,000	152,420
Yokogawa Electric Corp.	10,700	173,199
Zenrin Co., Ltd. (b)	29,300	296,457

		167,846,279

LUXEMBOURG — 0.3%
ArcelorMittal	37,882	610,606
COLT Telecom Group SA (a)	59,591	146,835
Millicom International Cellular SA	5,570	568,140
SES SA	15,652	584,719
Tenaris SA	17,393	383,790

		2,294,090

MACAU — 0.0% (d)
MGM China Holdings, Ltd.	33,200	117,057
Wynn Macau, Ltd.	51,200	212,535

		329,592

NETHERLANDS — 2.7%
Aegon NV	123,293	1,132,234
AerCap Holdings NV (a)	3,799	160,280
Airbus Group NV	29,027	2,079,935
Akzo Nobel NV	15,448	1,261,078
ASML Holding NV	24,012	2,224,945
CNH Industrial NV (a)	46,297	532,485
Constellium NV (Class A) (a)	3,718	109,123
Fugro NV	10,656	655,538
Gemalto NV (b)	3,342	389,401
Heineken NV	19,464	1,355,262
ING Groep NV (a)	203,308	2,879,149
Koninklijke (Royal) KPN NV (a)	212,674	751,847
Koninklijke Ahold NV	69,421	1,395,005
Koninklijke DSM NV	12,106	831,168
Koninklijke Philips NV	55,694	1,957,770
NXP Semiconductor NV (a)	9,766	574,338
OCI NV (a)	1,846	83,795
PostNL NV (a)	36,601	167,075
Randstad Holding NV	2,926	171,412
Reed Elsevier NV	11,072	239,353
SBM Offshore NV (a)	19,333	352,123
TNT Express NV	31,599	310,477
Unilever NV	89,822	3,693,487
Wolters Kluwer NV	31,260	882,362

		24,189,642

NEW ZEALAND — 0.2%
A2 Corp., Ltd. (a)(b)	131,412	103,770
Air New Zealand, Ltd.	58,238	103,346
Auckland International Airport, Ltd. (a)	27,128	89,689
Calan Healthcare Properties Trust	88,015	96,233
DNZ Property Fund, Ltd.	71,093	94,696
Fisher & Paykel Healthcare Corp., Ltd.	109,550	404,013
Fletcher Building, Ltd.	16,522	136,488
Goodman Property Trust	106,194	88,464
Infratil, Ltd.	46,072	90,352
Kiwi Income Property Trust	91,289	88,326
Property for Industry, Ltd.	105,613	117,306
Steel & Tube Holdings, Ltd.	68,807	182,107
Xero, Ltd. (a)	4,984	170,183

		1,764,973

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.8%
Aker Solutions ASA	6,434	$100,211
DnB NOR ASA	67,810	1,179,048
DNO International ASA (a)	36,999	141,209
Norsk Hydro ASA	93,545	466,393
Opera Software ASA	12,897	168,670
Orkla ASA	89,629	764,243
REC Silicon ASA (a)	140,038	91,315
Schibsted ASA	3,236	200,850
Seadrill, Ltd. (b)	9,084	320,752
StatoilHydro ASA	63,241	1,785,141
Storebrand ASA (a)	51,876	299,366
Telenor ASA	47,538	1,053,656
TGS Nopec Geophysical Co. ASA (b)	5,252	172,200
Yara International ASA (b)	15,670	692,542

		7,435,596

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	766,906	239,936
Banco Espirito Santo SA (a)	87,652	164,176
EDP — Energias de Portugal SA (b)	159,337	740,292
Mota-Engil SGPS SA	25,531	207,610
Portugal Telecom SGPS SA (b)	78,385	333,501
ZON OPTIMUS SGPS SA	59,582	468,078

		2,153,593

SINGAPORE — 1.4%
AIMS AMP Capital Industrial REIT	134,000	142,786
Ascendas Hospitality Trust	187,000	109,296
Ascendas REIT	604,000	1,085,476
Cache Logistics Trust	155,000	139,895
CapitaLand, Ltd.	302,000	694,032
China New Town Development Co., Ltd. (a)	1,843,000	152,417
City Developments, Ltd. (b)	142,000	1,140,472
Cosco Corp. Singapore, Ltd. (b)	615,000	349,668
Croesus Retail Trust	272,000	191,420
DBS Group Holdings, Ltd.	17,000	218,592
Flextronics International, Ltd. (a)	63,635	587,987
Genting Singapore PLC	612,400	650,116
Global Logistic Properties, Ltd.	63,000	132,758
HanKore Environment Tech Group, Ltd (a)(b)	1,223,000	133,236
IGG, Inc. (a)	60,000	54,376
ISDN Holdings, Ltd.	110,000	43,298
Jardine Cycle & Carriage, Ltd.	3,000	108,139
Keppel Corp., Ltd.	158,975	1,376,675
Keppel REIT (b)	34,313	31,106
Lippo Malls Indonesia Retail Trust	907,000	288,497
Oxley Holdings, Ltd.	181,000	98,592
Saizen REIT	334,000	236,380
SembCorp Industries, Ltd.	291,000	1,270,399
Singapore Airlines, Ltd.	19,000	158,189
Singapore Exchange, Ltd.	151,000	833,319
Singapore Telecommunications, Ltd.	157,000	455,688
Sino Grandness Food Industry Group, Ltd. (a)(b)	215,000	117,113
Soilbuild Business Space REIT	215,000	133,355
Tiger Airways Holdings, Ltd. (a)	335,000	107,888
United Overseas Bank, Ltd.	20,000	344,320
UOL Group, Ltd.	176,000	876,116
Wilmar International, Ltd.	150,000	412,707

		12,674,308

SOUTH KOREA — 3.9%
Amorepacific Corp.	130	153,882
Asiana Airlines, Inc. (a)	37,470	177,414
Bioland, Ltd.	14,109	182,253
BS Financial Group, Inc.	10,650	150,578
Celltrion, Inc. (a)(b)	3,756	155,258
Cellumed Co., Ltd. (a)	56,626	104,799
CJ CGV Co., Ltd.	5,603	273,715
Cosmochemical Co., Ltd. (a)(b)	14,160	101,233
Coway Co., Ltd.	1,914	134,319
Credu Corp.	7,708	348,306
Crown Confectionery Co., Ltd.	742	230,731
Dae Han Flour Mills Co., Ltd.	2,119	287,656
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,420	132,876
Digitech Systems Co., Ltd. (a)(c)	19,094	38,028
Dongkuk Industries Co., Ltd.	76,252	244,634
Dongwon F&B Co., Ltd.	1,101	189,801
Dongwon Industries Co., Ltd.	1,230	374,391
Dongyang Mechatronics Corp. (b)	18,610	179,203
E-Mart Co., Ltd.	816	187,049
GameHi Co., Ltd. (a)	29,757	229,233
Genic Co., Ltd. (a)	6,670	126,263
Glovis Co., Ltd.	728	165,167
GS Home Shopping, Inc.	1,100	244,915
Haansoft, Inc.	8,861	194,793
Haesung Industrial Co., Ltd.	3,376	181,415
Hana Financial Group, Inc.	12,430	454,251
Hana Tour Service, Inc.	3,821	264,557
Hankook Shell Oil Co., Ltd.	448	195,286
Hankook Tire Co., Ltd.	2,024	114,848
Hanssem Co., Ltd.	3,918	257,654
Harim Co., Ltd. (a)	33,207	193,418
Hotel Shilla Co., Ltd.	4,562	369,006
Huons Co., Ltd.	4,500	171,215
Hyundai Elevator Co., Ltd. (a)	2,510	106,347
Hyundai Engineering Plastics Co., Ltd. (b)	53,340	350,773
Hyundai Heavy Industries Co., Ltd.	1,922	380,987
Hyundai Hy Communications & Networks Co., Ltd.	52,680	257,845
Hyundai Mobis	2,886	854,047
Hyundai Securities Co., Ltd. (a)	58,820	356,970
Hyundai Steel Co.	2,506	161,974
INFINITT Co., Ltd. (a)	18,142	134,133
Infraware, Inc. (a)	12,482	102,018
Interpark Corp.	11,863	135,966
JoyCity Corp. (a)	4,209	102,017
Kangwon Land, Inc.	4,370	127,268
KB Financial Group, Inc.	16,150	565,163
KCC Corp.	203	103,936
Kia Motors Corp.	10,522	586,176
KIWOOM Securities Co., Ltd.	8,348	418,792
Koh Young Technology, Inc. (b)	14,326	288,014
Korea Electric Power Corp. ADR (b)	34,962	600,298
Korea Zinc Co., Ltd.	730	226,657

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Korean Air Lines Co., Ltd. (a)	2,780	$100,680
KT Corp. ADR (a)(b)	32,851	456,300
KT&G Corp.	5,129	385,476
Ktis Corp.	29,920	137,731
KyungDong City Gas Co., Ltd.	1,924	197,018
LG Chem, Ltd.	1,021	243,632
LG Chem, Ltd. Preference Shares	903	125,976
LG Display Co., Ltd. ADR (a)(b)	45,668	570,850
LG Electronics, Inc.	6,013	366,615
LG Household & Health Care, Ltd.	475	205,047
LG Uplus Corp.	11,130	109,266
Lotte Chemical Corp.	663	117,097
Lotte Samkang Co., Ltd.	461	342,139
Lotte Shopping Co., Ltd.	268	84,344
Medy-Tox, Inc.	848	115,117
Modetour Network, Inc.	12,945	297,342
Muhak Co., Ltd. (a)	10,987	241,529
NAVER Corp.	1,523	1,107,428
NCSoft Corp.	793	162,407
NHN Entertainment Corp. (a)	480	43,290
OCI Co., Ltd. (a)	734	122,397
ORION Corp.	149	114,642
Ottogi Corp.	368	129,299
POSCO ADR	22,641	1,571,512
S1 Corp.	1,822	152,340
Sajo Industries Co., Ltd. (a)(b)	7,286	217,666
Samchuly Bicycle Co., Ltd.	7,537	127,098
Samsung C&T Corp.	4,423	256,376
Samsung Electronics Co., Ltd. GDR	13,669	8,597,801
Samsung Engineering Co., Ltd. (a)	1,521	102,453
Samsung Fire & Marine Insurance Co., Ltd.	1,332	299,698
Samsung Heavy Industries Co., Ltd.	7,260	217,231
Samsung Life Insurance Co., Ltd.	3,895	367,746
Samsung SDI Co., Ltd.	1,481	224,004
Samyoung Chemical Co., Ltd. (a)	123,210	265,067
Shine Co., Ltd. (a)	21,671	274,845
Shinhan Financial Group Co., Ltd.	20,060	885,734
Shinsegae Food Co., Ltd. (b)	3,199	257,254
SK C&C Co., Ltd.	779	109,409
SK Hynix, Inc. (a)	24,660	834,008
SK Innovation Co., Ltd.	5,768	661,089
SK Telecom Co., Ltd. ADR (b)	27,383	618,034
SNU Precision Co., Ltd. (a)	13,211	99,661
Woori Finance Holdings Co., Ltd. (a)	9,980	113,446
Woori Financial Co., Ltd.	5,450	111,360
Youlchon Chemical Co., Ltd.	11,120	155,656

		34,962,638

SPAIN — 2.8%
Abengoa SA	15,943	89,256
Abertis Infraestructuras SA	19,766	451,544
Acciona SA	3,784	327,729
Acerinox SA (b)	29,665	476,728
ACS, Actividades de Construccion y Servicios SA	18,348	721,091
Amadeus IT Holding SA	13,345	554,541
Atresmedia Corp. de Medios de Comunicaion SA (a)	10,660	164,111
Banco Bilbao Vizcaya Argentaria SA	216,022	2,595,630
Banco de Sabadell SA	164,550	508,465
Banco Popular Espanol SA	84,254	636,354
Banco Santander SA	439,387	4,191,253
Bankia SA (a)	139,424	294,391
Bankinter SA	38,281	308,123
Criteria Caixacorp SA	44,829	288,539
Distribuidora Internacional de Alimentacion SA	35,807	327,296
Ebro Puleva SA	4,817	111,469
Enagas SA	35,767	1,088,206
Faes Farma SA	103,874	357,195
Ferrovial SA	46,764	1,013,515
Gamesa Corp. Tecnologica SA (a)	27,906	303,076
Gas Natural SDG SA	4,354	122,478
Gestevision Telecinco SA (a)(b)	44,682	520,684
Grifols SA	9,563	524,243
Iberdrola SA	285,055	1,994,243
Indra Sistemas SA	23,324	468,854
Industria de Diseno Textil SA	7,331	1,100,320
International Consolidated Airlines Group SA (a)	31,483	218,975
Let’s GOWEX SA	4,019	137,815
NH Hoteles SA (a)	39,678	282,181
Red Electrica Corporacion SA	13,737	1,117,048
Repsol YPF SA	54,525	1,392,136
Sacyr SA (a)	22,778	151,318
Telefonica SA	157,797	2,497,800
Zeltia SA (a)	49,277	180,996

		25,517,603

SWEDEN — 2.9%
AddTech AB	9,152	143,628
Alfa Laval AB	38,857	1,049,404
Assa Abloy AB (Class B)	27,319	1,452,002
Atlas Copco AB (Class B)	78,681	2,150,407
Axis Communications AB (b)	2,737	93,547
Bilia AB (Class A)	3,506	112,206
BillerudKorsnas AB	8,272	114,188
Boliden AB	35,106	532,799
CDON Group AB (a)(b)	36,087	130,243
Concentric AB	7,714	107,080
Electrolux AB (b)	22,531	490,684
Elekta AB (Class B) (b)	12,178	162,003
Eniro AB (a)	14,815	132,531
Getinge AB (Class B)	4,140	115,767
Hennes & Mauritz AB (Class B)	47,581	2,025,489
Hexagon AB, (Class B)	9,412	319,223
Hexpol AB	1,439	126,620
Investor AB	17,330	625,998
JM AB	3,855	126,289
Kinnevik Investment AB (Class B)	15,055	554,965
KNOW IT AB	17,862	180,451
Lagercrantz AB (Class B)	7,925	155,235
Lundin Petroleum AB (a)	10,635	218,325
Meda AB (Class A)	10,211	156,625
Net Entertainment NE AB (Class B) (a)	11,054	262,559
Nibe Industrier AB (Class B)	3,839	98,587
Nordea Bank AB	117,067	1,657,541
Opus Group AB	62,153	105,449

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Orexo AB (a)(b)	5,149	$104,234
Saab AB	4,644	141,536
Sandvik AB	71,817	1,012,974
Scania AB (Class B)	20,358	597,218
Securitas AB (Class B)	64,022	740,096
Skandinaviska Enskilda Banken AB (Class A) (b)	44,962	616,155
Skanska AB (Class B)	54,257	1,276,182
SKF AB (Class A)	12,240	313,195
Svenska Cellulosa AB (Class B)	22,995	675,640
Svenska Handelsbanken AB (Class A) (b)	9,639	482,875
Swedbank AB (Class A)	29,544	791,510
Swedish Match AB	7,371	240,450
Swedish Orphan Biovitrum AB (a)	10,292	112,547
Tele2 AB	36,408	450,920
Telefonaktiebolaget LM Ericsson (Class B)	176,208	2,342,718
TeliaSonera AB	118,245	889,999
Tethys Oil AB (a)	14,384	168,054
Volvo AB (Class A)	104,958	1,688,445

		26,044,593

SWITZERLAND — 7.7%
ABB, Ltd. (a)	126,941	3,276,453
Actelion, Ltd. (a)	5,010	474,712
Adecco SA (a)	13,981	1,164,094
Aryzta AG (a)	1,764	155,961
Cie Financiere Richemont SA	19,491	1,862,275
Clariant AG (a)	44,009	855,917
Coca-Cola HBC AG (a)	8,109	201,973
Comet Holding AG (a)	220	134,986
Credit Suisse Group AG (a)	59,376	1,921,730
Geberit AG	4,307	1,411,532
Givaudan SA (a)	207	320,336
Glencore Xstrata PLC	475,285	2,446,843
Holcim, Ltd. (a)	16,542	1,370,775
Julius Baer Group, Ltd. (a)	15,364	682,323
Kuehne & Nagel International AG	5,630	788,398
Leonteq AG (a)	1,083	224,851
Lindt & Spruengli AG	2	117,847
Logitech International SA	7,850	117,303
Lonza Group AG (a)	6,978	712,138
Meyer Burger Technology AG (a)	5,816	94,481
Nestle SA	157,740	11,883,848
Nobel Biocare Holding AG (a)(b)	19,717	283,473
Novartis AG	137,339	11,660,638
Partners Group Holding AG	507	142,570
PSP Swiss Property AG (a)	12,110	1,139,232
Roche Holding AG	36,820	11,045,792
SGS SA	546	1,346,843
Sonova Holding AG (a)	716	104,723
STMicroelectronics NV	38,102	352,894
Sulzer AG	3,924	539,725
Swiss Life Holding AG (a)	3,960	972,797
Swiss Re AG (a)	8,202	760,915
Syngenta AG	5,422	2,051,933
Temenos Group AG	4,507	158,677
The Swatch Group AG	2,743	1,720,294
U-Blox AG (a)	856	117,641
UBS AG (a)	183,626	3,795,790
Zurich Insurance Group AG (a)	7,923	2,434,258

		68,846,971

UNITED KINGDOM — 17.3%
3i Group PLC	96,599	640,798
Aberdeen Asset Management PLC	52,155	339,367
Afren PLC (a)	61,591	144,986
Aggreko PLC	10,610	265,504
AMEC PLC	42,451	794,064
Anglo American PLC	72,334	1,840,831
Antofagasta PLC	15,967	222,405
ARM Holdings PLC	60,250	1,002,449
Ashtead Group PLC	20,403	323,481
Associated British Foods PLC	12,693	588,491
AstraZeneca PLC	63,162	4,081,975
Aviva PLC	157,756	1,254,524
Avon Rubber PLC	21,370	220,353
Babcock International Group PLC	7,613	170,961
BAE Systems PLC	203,571	1,405,726
Balfour Beatty PLC	124,963	624,163
Barclays PLC	771,092	3,000,418
Barratt Developments PLC	74,907	515,135
BBA Aviation PLC	24,861	137,521
Bellway PLC	4,729	130,874
Berkeley Group Holdings PLC	4,931	215,383
BG Group PLC	170,043	3,167,970
BHP Billiton PLC	116,606	3,584,731
Big Yellow Group PLC	12,962	118,096
BP PLC	933,892	7,473,303
British American Tobacco PLC	90,575	5,036,676
British Land Co. PLC	79,259	864,174
British Sky Broadcasting Group PLC	61,593	937,512
Britvic PLC	10,046	124,272
BT Group PLC	439,123	2,778,259
BTG PLC (a)	17,589	159,080
Bunzl PLC	6,764	179,975
Burberry Group PLC	25,541	594,001
Cable & Wireless Communications PLC	210,405	184,509
Cairn Energy PLC (a)	20,363	56,660
Capita Group PLC	43,372	792,492
Carnival PLC	14,778	562,712
Carphone Warehouse Group PLC	15,201	82,337
Centamin PLC (a)	105,841	89,462
Centrica PLC	281,542	1,547,522
Cobham PLC	38,751	193,165
Compass Group PLC	122,364	1,866,592
Croda International PLC	3,500	148,560
CSR PLC	8,941	108,143
Daily Mail & General Trust PLC (b)	10,557	152,945
Darty PLC	41,572	81,435
Diageo PLC	126,382	3,921,085
Direct Line Insurance Group PLC	72,660	287,696
Dixons Retail PLC (a)	136,158	111,682
Drax Group PLC	17,869	228,194
DS Smith PLC	25,669	138,867
easyJet PLC	11,682	334,007
Experian PLC	51,575	929,479
FirstGroup PLC (a)	160,953	391,498

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Foxtons Group PLC (a)	16,946	$101,564
Fresnillo PLC (b)	9,188	129,205
G4S PLC	168,678	679,126
GKN PLC	34,162	222,288
GlaxoSmithKline PLC	247,183	6,558,431
Hammerson PLC	34,527	318,892
Hansteen Holdings PLC	61,590	112,126
Hargreaves Lansdown PLC	9,143	222,239
Hays PLC	285,404	689,926
Henderson Group PLC	50,246	220,560
Hikma Pharmaceuticals PLC	6,485	179,578
Homeserve PLC	20,063	105,361
Howden Joinery Group PLC	27,641	171,470
HSBC Holdings PLC	919,796	9,315,636
ICAP PLC	74,276	467,579
IMI PLC	10,750	261,301
Imperial Tobacco Group PLC	56,478	2,281,432
Informa PLC	106,803	941,029
Inmarsat PLC	14,268	172,812
Intercontinental Hotels Group PLC	30,979	995,231
International Personal Finance PLC	15,583	133,014
Intertek Group PLC	7,788	398,861
IP Group PLC (a)	32,161	111,417
ITV PLC	114,492	365,526
J Sainsbury PLC (b)	113,756	599,478
Jazztel PLC (a)	11,432	173,948
John Wood Group PLC	16,448	210,321
Johnson Matthey PLC	5,299	288,968
Keller Group PLC	4,672	83,653
Kingfisher PLC	180,770	1,269,976
Land Securities Group PLC	60,739	1,033,875
Legal & General Group PLC	412,462	1,407,591
Lloyds Banking Group PLC (a)	2,282,576	2,840,729
London Stock Exchange Group PLC	8,405	276,044
Lonmin PLC (a)	15,643	74,587
Man Group PLC	127,214	214,630
Marks & Spencer Group PLC	115,921	872,559
Meggitt PLC	28,323	226,603
Mondi PLC	33,661	588,677
Mucklow A & J Group PLC	10,604	78,846
National Grid PLC	234,211	3,209,622
Next PLC	9,876	1,086,675
Ocado Group PLC (a)	18,425	141,484
Old Mutual PLC	347,864	1,166,262
Ophir Energy PLC (a)	27,322	109,320
Pace PLC	16,192	121,637
Pearson PLC	55,054	975,656
Persimmon PLC (a)	24,511	550,023
Petrofac, Ltd.	11,015	264,069
Provident Financial PLC	3,057	101,063
Prudential PLC	143,812	3,041,307
Randgold Resources, Ltd.	7,840	588,432
Reckitt Benckiser Group PLC	37,994	3,095,509
Reed Elsevier PLC	56,445	861,977
Rentokil Initial PLC	320,607	657,435
Resolution, Ltd.	106,874	532,387
Rexam PLC	38,247	310,401
Rightmove PLC	4,736	208,287
Rio Tinto PLC	64,884	3,610,219
Rolls-Royce Holdings PLC (a)	99,289	1,777,789
Royal Bank of Scotland Group PLC (a)	109,055	565,432
Royal Dutch Shell PLC (Class A)	206,060	7,526,807
Royal Dutch Shell PLC (Class B)	110,248	4,301,838
Royal Mail PLC (a)	21,120	198,234
RSA Insurance Group PLC	247,970	370,203
SABMiller PLC	51,430	2,567,959
Scottish & Southern Energy PLC	58,445	1,431,344
Serco Group PLC	41,755	293,066
Severn Trent PLC	5,815	176,730
Shire PLC	32,111	1,576,572
Smith & Nephew PLC	87,577	1,327,176
Smiths Group PLC	45,432	963,438
Sports Direct International PLC (a)	7,244	102,895
Standard Chartered PLC	97,778	2,043,338
Standard Life PLC	190,832	1,201,000
TalkTalk Telecom Group PLC	20,066	107,150
Tate & Lyle PLC	42,018	467,586
Taylor Wimpey PLC	113,634	223,166
Telecom Plus PLC	2,897	86,404
Tesco PLC	438,174	2,157,902
The Sage Group PLC	114,386	797,311
The Weir Group PLC	5,120	216,468
Thomas Cook Group PLC (a)	49,460	148,670
Travis Perkins PLC	7,363	231,388
Trinity Mirror PLC (a)	21,792	70,118
Tullow Oil PLC	57,018	711,506
Unilever PLC	67,659	2,888,749
United Utilities Group PLC	9,252	121,545
Victrex PLC	4,389	147,001
Vodafone Group PLC	1,326,978	4,873,634
Whitbread PLC	4,391	304,677
William Hill PLC	66,388	377,415
William Morrison Supermarkets PLC	181,943	646,085
Wolseley PLC	16,760	953,082
Workspace Group PLC	10,889	107,560
WPP PLC	91,702	1,891,138
Xaar PLC	8,197	128,184

		155,253,914

TOTAL COMMON STOCKS —
(Cost $780,784,176)		890,885,262

PREFERRED STOCKS — 0.3%
SOUTH KOREA — 0.3%
Hyundai Motor Co., Ltd. (Cost $1,122,545)	15,759	2,250,334

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
New World Development Co., Ltd. (expiring 4/17/14) (a)	190,627	39,319

ITALY — 0.0% (d)
Banco Popolare Societa Cooperativa (expiring 4/17/14) (a)	11,974	101,990

PORTUGAL — 0.0% (d)
Mota — Engil SGPS SA (expiring 12/31/49) (a)(c)	77,731	42,853

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (a)	216,022	$50,614

UNITED KINGDOM — 0.0% (d)
RSA Insurance Group PLC (expiring 4/9/14) (a)	92,989	51,934

TOTAL RIGHTS —
(Cost $97,005)		286,710

SHORT TERM INVESTMENTS — 5.4%
UNITED STATES — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	47,414,913	47,414,913
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	1,287,842	1,287,842

TOTAL SHORT TERM INVESTMENTS —
(Cost $48,702,755)		48,702,755

TOTAL INVESTMENTS — 104.8%
(Cost $830,706,481)		942,125,061
OTHER ASSETS & LIABILITIES — (4.8)%		(43,176,786)

NET ASSETS — 100.0%		$898,948,275

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.9%
Acrux, Ltd.	58,620	$93,451
Adelaide Brighton, Ltd.	446,165	1,658,248
Ainsworth Game Technology, Ltd.	17,300	58,366
ALE Property Group	20,437	54,932
Amcom Telecommunications, Ltd.	64,409	124,171
Antares Energy, Ltd. (a)	167,430	72,936
APN News & Media, Ltd. (a)	173,825	95,860
ARB Corp., Ltd.	16,675	186,081
Aristocrat Leisure, Ltd.	208,835	1,041,346
Arrium, Ltd.	677,358	847,543
Aspen Group	36,576	41,698
Astro Japan Property Group	34,314	119,265
Atlas Iron, Ltd. (b)	478,166	432,109
Aurora Oil & Gas, Ltd. (a)	260,717	990,747
Ausdrill, Ltd.	61,273	45,433
Ausenco, Ltd.	146,145	77,209
Austal, Ltd. (a)	74,659	67,468
Austbrokers Holdings, Ltd.	6,803	64,945
Australand Property Group	76,657	299,829
Australian Industrial REIT	42,840	79,015
Australian Pharmaceutical Industries, Ltd.	75,718	39,651
Automotive Holdings Group, Ltd.	13,804	49,770
Aveo Group (b)	191,463	358,464
AWE, Ltd. (a)	898,733	1,261,981
Base Resources, Ltd. (a)	154,189	60,022
BC Iron, Ltd.	26,282	115,464
Beach Energy, Ltd.	1,221,950	1,931,023
Beadell Resources, Ltd. (a)	425,194	238,425
Bega Cheese, Ltd.	58,508	285,240
Billabong International, Ltd. (a)	149,256	71,936
Blackmores, Ltd.	3,814	92,264
Boart Longyear Group (a)(b)	282,861	76,029
Bradken, Ltd. (b)	94,145	380,446
Breville Group, Ltd.	26,829	237,226
Buru Energy, Ltd. (a)	90,301	106,712
BWP Trust	41,215	89,006
Cabcharge Australia, Ltd.	13,909	52,211
Cardno, Ltd. (b)	35,861	239,312
carsales.com, Ltd.	54,448	547,547
Central Petroleum, Ltd. (a)	163,969	83,586
Challenger Diversified Property Group	28,518	67,930
Charter Hall Group	51,577	190,739
Charter Hall Retail REIT	218,030	723,451
Coalspur Mines, Ltd. (a)(b)	275,306	51,033
Collins Foods, Ltd.	34,925	64,740
Cooper Energy, Ltd. (a)	135,904	67,390
Corporate Travel Management, Ltd.	18,704	110,082
Cover-More Group, Ltd. (a)	46,427	89,935
Credit Corp. Group, Ltd.	9,008	71,802
Cromwell Property Group (b)	301,278	268,070
Crowe Horwath Australasia, Ltd.	739,044	232,894
CSG, Ltd.	88,847	75,348
CSR, Ltd.	327,230	1,064,559
Cudeco, Ltd. (a)	28,122	44,310
Dart Energy, Ltd. (a)	386,214	39,376
Data#3, Ltd.	58,498	36,056
David Jones, Ltd. (b)	300,534	905,287
Decmil Group, Ltd.	34,588	66,360
Domino’s Pizza Enterprises, Ltd.	22,134	410,298
Downer EDI, Ltd.	238,902	1,111,560
Drillsearch Energy, Ltd. (a)	154,332	238,881
DuluxGroup, Ltd.	213,045	1,131,450
Echo Entertainment Group, Ltd.	218,491	496,146
Emeco Holdings, Ltd. (a)	265,690	61,564
Energy Resources of Australia, Ltd. (a)	54,710	67,695
Energy World Corp., Ltd. (a)	570,635	171,890
Envestra, Ltd.	69,701	72,678
ERM Power, Ltd.	39,948	91,083
Evolution Mining, Ltd.	282,341	225,052
Fairfax Media, Ltd. (b)	1,070,981	908,265
Fleetwood Corp., Ltd. (b)	180,577	423,441
FlexiGroup, Ltd.	39,673	132,375
G8 Education, Ltd.	98,830	464,415
GDI Property Group (a)	221,568	182,771
Goodman Fielder, Ltd.	1,746,304	995,416
Greencross, Ltd.	22,150	168,344
Greenland Minerals & Energy, Ltd. (a)	170,272	29,985
GWA International, Ltd.	56,715	153,494
Hills Industries, Ltd.	70,636	111,297
Horizon Oil, Ltd. (a)	453,350	130,258
Hotel Property Investments, Ltd. (a)	85,196	157,138
Icon Energy, Ltd. (a)	205,969	29,590
iiNET, Ltd.	39,732	272,878
Imdex, Ltd.	83,293	50,952
Independence Group NL	136,011	492,902
Indophil Resources NL (a)	274,751	40,744
Industria REIT (a)	101,035	171,837
Infigen Energy (a)(b)	977,392	181,179
Ingenia Communities Group	333,882	156,277
Intrepid Mines, Ltd. (a)	210,384	53,623
Investa Office Fund	379,733	1,140,336
Invocare, Ltd. (b)	305,637	3,065,087
IOOF Holdings, Ltd.	348,898	2,861,879
iProperty Group, Ltd. (a)	58,240	170,036
Iress, Ltd.	15,450	122,864
iSelect, Ltd. (a)	40,073	42,342
JB Hi-Fi, Ltd. (b)	83,202	1,445,921
Karoon Gas Australia, Ltd. (a)	131,280	311,493
Kingsgate Consolidated, Ltd. (a)	116,119	107,625
Lynas Corp., Ltd. (a)(b)	816,898	159,000
M2 Group, Ltd. (b)	28,932	160,894
MACA, Ltd.	30,310	61,804
Macquarie Atlas Roads Group	114,319	313,631
Macquarie Leisure Trust Group	89,232	206,762
Maverick Drilling & Exploration, Ltd. (a)	196,213	59,105
Mayne Pharma Group, Ltd. (a)	262,072	229,542
McMillan Shakespeare, Ltd.	19,023	174,552
Medusa Mining, Ltd. (a)(b)	103,923	200,348
Melbourne IT, Ltd.	53,872	69,155
Mermaid Marine Australia, Ltd.	107,925	236,072
Mesoblast, Ltd. (a)(b)	117,965	598,067
Metals X, Ltd. (a)	412,083	76,388
Mincor Resources NL	75,239	46,025
Mineral Deposits, Ltd. (a)	33,036	66,444

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Mineral Resources, Ltd.	84,593	$900,090
Monadelphous Group, Ltd. (b)	73,556	1,146,028
Mount Gibson Iron, Ltd.	537,290	453,168
Myer Holdings, Ltd. (b)	320,504	662,442
New South Resources, Ltd. (a)	161,721	167,129
Newsat, Ltd. (a)	250,458	95,176
NEXTDC, Ltd. (a)	63,517	116,564
NIB Holdings, Ltd.	56,805	147,419
Nine Entertainment Co., Holdings, Ltd. (a)	80,613	174,836
Northern Star Resources, Ltd.	209,274	219,181
NRW Holdings, Ltd.	53,217	52,284
Nufarm, Ltd.	123,470	455,464
Oakton, Ltd.	264,181	367,284
Orocobre, Ltd. (a)	48,222	100,563
OZ Minerals, Ltd. (b)	115,218	380,172
Ozforex Group, Ltd. (a)	66,824	204,388
Pacific Brands, Ltd.	1,232,020	605,206
Pact Group Holdings, Ltd. (a)	13,931	44,417
Paladin Energy, Ltd. (a)(b)	550,096	237,083
PanAust, Ltd.	266,444	388,952
Papillon Resources, Ltd. (a)	133,984	164,543
Peet, Ltd. (a)	37,457	49,298
Perpetual, Ltd.	23,089	1,070,002
Perseus Mining, Ltd. (a)	287,240	115,809
Platinum Australia, Ltd. (a)(c)	610,876	0
Premier Investments, Ltd.	13,406	122,390
Programmed Maintenance Services, Ltd.	239,347	643,333
Qube Holdings, Ltd.	104,726	216,456
RCR Tomlinson, Ltd.	51,275	132,593
Red Fork Energy, Ltd. (a)	248,722	24,205
Regis Resources, Ltd.	152,084	319,977
Resolute Mining, Ltd. (a)	370,500	204,322
Ridley Corp., Ltd. (a)	55,506	42,700
Roc Oil Co., Ltd. (a)	1,051,687	453,262
SAI Global, Ltd. (b)	405,539	1,541,083
Sandfire Resources NL (a)	7,581	41,034
Saracen Mineral Holdings, Ltd. (a)	277,858	86,273
Select Harvests, Ltd.	30,705	186,975
Senex Energy, Ltd. (a)	613,443	426,427
Seven West Media, Ltd.	290,769	533,609
SFG Australia, Ltd.	94,422	62,136
Shopping Centres Australasia Property Group	88,839	136,685
Sigma Pharmaceuticals, Ltd.	1,825,772	1,125,324
Silex Systems, Ltd. (a)	44,156	85,945
Silver Chef, Ltd.	10,128	47,030
Silver Lake Resources, Ltd. (a)	148,842	59,320
Sims Metal Management, Ltd. (a)	86,744	789,515
Sino Gas & Energy Holdings, Ltd. (a)	668,508	99,137
Sirius Resources NL (a)	71,212	160,387
Sirtex Medical, Ltd.	21,017	302,324
Skilled Group, Ltd.	37,691	96,418
Slater & Gordon, Ltd.	42,634	180,585
Southern Cross Media Group, Ltd.	473,564	601,324
St Barbara, Ltd. (a)	306,659	78,162
Starpharma Holdings, Ltd. (a)	141,986	100,016
STW Communications Group, Ltd.	819,990	1,064,011
Sundance Energy Australia, Ltd. (a)	197,444	175,681
Sundance Resources, Ltd. (a)	1,296,787	115,385
Sunland Group, Ltd.	29,521	46,378
Syrah Resources, Ltd. (a)	42,883	151,830
Tap Oil, Ltd. (a)	81,314	28,262
Tassal Group, Ltd.	43,323	155,396
Technology One, Ltd.	21,763	46,192
Ten Network Holdings, Ltd. (a)	515,106	131,292
Tiger Resources, Ltd. (a)	266,539	90,170
Tox Free Solutions, Ltd.	32,797	102,137
Transfield Services, Ltd. (a)	334,742	259,063
Transpacific Industries Group, Ltd. (a)	307,844	326,697
Troy Resources, Ltd. (a)	60,083	58,472
UGL, Ltd. (b)	81,143	527,956
UXC, Ltd.	76,005	60,231
Veda Group, Ltd. (a)	20,595	45,621
Village Roadshow, Ltd.	7,897	51,016
Virgin Australia Holdings, Ltd. (a)	535,619	183,682
Virtus Health, Ltd.	17,291	116,670
Vocation, Ltd. (a)	33,442	81,209
Western Areas NL	118,351	364,183
Whitehaven Coal, Ltd. (a)(b)	216,645	332,320
Wotif.com Holdings, Ltd. (b)	30,986	76,106

		60,053,584

AUSTRIA — 0.7%
AMS AG	5,497	771,640
Atrium European Real Estate, Ltd.	107,299	605,588
BWT AG (b)	36,180	762,936
CA Immobilien Anlagen AG (a)	8,356	151,041
Conwert Immobilien Invest SE	7,154	94,755
Flughafen Wien AG	546	54,106
RHI AG (b)	1,796	57,811
Schoeller-Bleckmann Oilfield Equipment AG	15,051	1,760,754
Wienerberger AG (b)	70,996	1,360,118
Zumtobel AG	3,449	85,564

		5,704,313

BELGIUM — 1.1%
Aedifica SA	694	47,787
AGFA-Gevaert NV (a)	206,972	701,737
Arseus NV	2,541	136,898
Barco NV	23,833	1,908,458
Befimmo SA	855	60,641
Bekaert NV	19,534	796,644
Cofinimmo	1,836	218,860
Euronav NV (a)	15,448	181,188
EVS Broadcast Equipment SA	16,250	1,053,310
KBC Ancora (a)	30,915	1,187,075
Mobistar SA	22,804	429,957
Nyrstar (a)(b)	85,913	319,706
RHJ International (a)	144,321	726,023
Tessenderlo Chemie NV (b)	45,614	1,313,930
ThromboGenics NV (a)(b)	17,032	481,694
Viohalco SA (a)	20,470	132,882

		9,696,790

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	9,333	83,624

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Golden Ocean Group, Ltd.	297,058	$587,958
Ship Finance International, Ltd. (b)	35,877	644,710
SmarTone Telecommunications Holding, Ltd. (b)	105,249	117,229
Trinity, Ltd. (b)	640,000	166,661

		1,600,182

BRITISH VIRGIN ISLANDS — 0.0% (d)
NAM TAI Electronics, Inc. (b)	5,700	33,573

CANADA — 10.5%
5N Plus, Inc. (a)	27,300	94,483
Advantage Oil & Gas, Ltd. (a)	139,472	689,936
Aecon Group, Inc.	11,948	186,297
AGF Management, Ltd. (Class B) (b)	11,938	138,551
Air Canada (Class A) (a)	65,223	326,780
Alacer Gold Corp.	120,850	306,573
Alaris Royalty Corp. (b)	4,773	129,298
Alexco Resource Corp. (a)	18,698	28,121
Algonquin Power & Utilities Corp. (b)	86,318	609,994
Alliance Grain Traders, Inc.	2,100	33,410
Allied Properties Real Estate Investment Trust	8,276	258,684
Altius Minerals Corp. (a)	3,481	46,424
Altus Group, Ltd.	9,902	161,931
Amaya Gaming Group, Inc. (a)	22,915	154,670
Argonaut Gold, Inc. (a)	70,436	307,589
Artek Exploration, Ltd. (a)	17,807	65,501
Artis REIT	17,822	253,989
Asanko Gold, Inc. (a)(b)	56,983	118,741
Atlantic Power Corp. (b)	63,865	185,158
ATS Automation Tooling Systems, Inc. (a)	17,495	227,455
Augusta Resource Corp. (a)	45,300	140,774
AuRico Gold, Inc. (b)	180,114	786,545
AutoCanada, Inc.	1,933	107,705
Avigilon Corp. (a)	13,547	350,903
B2Gold Corp. (a)	318,697	866,221
Badger Daylighting, Ltd. (b)	14,809	557,476
Bankers Petroleum, Ltd. (a)(b)	159,356	776,748
Banro Corp. (a)	129,556	62,210
Bauer Performance Sports, Ltd. (a)	8,095	104,071
Bellatrix Exploration, Ltd. (a)	78,132	661,866
Birchcliff Energy, Ltd. (a)(b)	66,121	658,964
Black Diamond Group, Ltd. (b)	10,641	330,196
BlackPearl Resources, Inc. (a)(b)	176,133	419,687
BNK Petroleum, Inc. (a)	63,755	117,835
Bonterra Energy Corp. (b)	2,768	134,319
BRP, Inc. (a)	7,917	207,653
Calfrac Well Services, Ltd. (b)	21,553	686,962
Canaccord Genuity Group, Inc.	4,800	35,660
Canacol Energy, Ltd. (a)	42,543	269,037
Canadian Energy Services & Technology Corp. (b)	20,564	534,152
Canadian Solar, Inc. (a)	17,892	573,260
Canam Group, Inc.	3,932	49,125
CanElson Drilling, Inc.	7,490	48,927
Canexus Corp. (b)	66,294	300,913
CanWel Building Materials Group, Ltd.	9,063	23,484
Canyon Services Group, Inc.	13,327	165,297
Capital Power Corp. (b)	32,357	753,995
Capstone Infrastructure Corp.	23,300	84,862
Capstone Mining Corp. (a)	217,222	574,667
Caracal Energy, Inc. (a)	42,334	244,903
Cardinal Energy, Ltd.	14,346	196,522
Cathedral Energy Services, Ltd.	10,833	41,418
CCL Industries, Inc.	10,610	910,513
Celestica, Inc. (a)	114,539	1,255,648
Centerra Gold, Inc.	78,625	366,857
Cequence Energy, Ltd. (a)	63,340	146,909
Chartwell Retirement Residences	13,258	125,043
China Gold International Resources Corp., Ltd. (a)	131,078	326,582
Cogeco Cable, Inc.	9,053	470,387
Colabor Group, Inc.	11,048	40,038
Colossus Minerals, Inc. (a)(b)	78,238	7,667
Continental Gold, Ltd. (a)	59,696	206,604
Copper Mountain Mining Corp. (a)(b)	72,815	141,837
Corus Entertainment, Inc. (Class B) (b)	153,095	3,385,775
Cott Corp.	79,011	671,459
Crew Energy, Inc. (a)	72,429	576,807
Crocotta Energy, Inc. (a)	14,858	45,634
Davis & Henderson Corp. (b)	33,795	946,719
DeeThree Exploration, Ltd. (a)	27,485	236,066
Delphi Energy Corp. (a)	69,671	169,167
Denison Mines Corp. (a)(b)	290,562	429,097
Detour Gold Corp. (a)	72,811	631,304
DHX Media, Ltd.	28,621	117,207
DIRTT Environmental Solutions (a)	16,318	46,274
Dominion Diamond Corp. (a)	48,058	646,579
Dorel Industries, Inc.	15,493	519,217
Dream Unlimited Corp. (Class A) (a)	86,415	1,184,561
Dundee Corp. (Class A) (a)	98,140	1,403,080
Dundee Precious Metals, Inc. (a)	61,357	221,802
Eagle Energy Trust	11,276	72,841
Element Financial Corp. (a)	60,186	811,932
Enbridge Income Fund Holdings, Inc.	3,940	94,596
Endeavour Mining Corp. (a)	239,477	171,404
Endeavour Silver Corp. (a)	64,334	278,028
Enerflex, Ltd.	9,433	150,415
Entertainment One, Ltd. (a)	41,832	230,143
Epsilon Energy, Ltd. (a)	10,628	34,375
Equitable Group, Inc.	819	42,918
Essential Energy Services Trust (a)	40,912	101,191
Exchange Income Corp.	13,353	248,369
First Majestic Silver Corp. (a)	54,068	522,188
FirstService Corp.	58,045	2,760,917
Fortuna Silver Mines, Inc. (a)	80,044	295,157
Freehold Royalties, Ltd. (b)	91,396	1,927,700
Gabriel Resources, Ltd. (a)	109,934	89,640
Gasfrac Energy Services, Inc. (a)	24,848	42,548
Gear Energy, Ltd. (a)	32,622	125,316
Gluskin Sheff + Associates, Inc.	2,600	75,214
GMP Capital, Inc. (b)	106,908	719,662
Golden Star Resources, Ltd. (a)	299,372	176,301
Gran Tierra Energy, Inc. (a)	159,479	1,199,253
Granite Real Estate Investment Trust	25,821	951,195

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Great Basin Gold, Ltd. (a)(c)(e)	266,255	$0
Great Canadian Gaming Corp. (a)	59,676	772,071
Great Panther Silver, Ltd. (a)	41,605	41,841
Guardian Capital Group, Ltd. (Class A)	222,300	3,176,146
Guyana Goldfields, Inc. (a)	45,500	100,997
HealthLease Properties REIT	18,336	166,955
Heroux-Devtek, Inc. (a)	2,291	23,745
High Liner Foods, Inc.	1,937	80,604
HNZ Group, Inc.	3,381	67,176
Home Capital Group, Inc. (b)	23,163	937,013
Horizon North Logistics, Inc.	77,786	589,165
HudBay Minerals, Inc. (b)	96,418	753,873
Hudson’s Bay Co.	23,874	391,501
Imax Corp. (a)	27,752	759,581
Innergex Renewable Energy, Inc. (b)	60,222	543,976
International Forest Products, Ltd. (Class A) (a)	17,760	264,851
InterRent Real Estate Investment Trust	8,557	43,725
Intertape Polymer Group, Inc. (b)	19,430	218,989
Ithaca Energy, Inc. (a)	167,308	416,849
Ivanhoe Mines, Ltd. (a)	139,304	217,081
Just Energy Group, Inc. (b)	83,062	669,011
Kelt Exploration, Ltd. (a)	29,614	344,770
Kirkland Lake Gold, Inc. (a)(b)	44,382	135,508
KP Tissue, Inc.	6,848	100,137
Labrador Iron Ore Royalty Corp. (b)	5,977	162,780
Lake Shore Gold Corp. (a)(b)	260,038	171,984
Laurentian Bank of Canada	3,582	153,243
Legacy Oil + Gas, Inc. (a)	79,573	524,118
Lightstream Resources, Ltd. (b)	67,274	342,541
Linamar Corp.	20,214	934,010
Long Run Exploration, Ltd. (b)	15,494	74,399
Longview Oil Corp.	15,593	77,559
Lucara Diamond Corp. (a)	118,458	193,182
Lydian International, Ltd. (a)	50,092	45,383
MAG Silver Corp. (a)	54,629	379,619
Major Drilling Group International, Inc. (b)	104,996	814,284
Maple Leaf Foods, Inc. (b)	45,348	723,514
Martinrea International, Inc.	71,208	643,211
Medical Facilities Corp.	4,673	86,114
MEGA Brands, Inc. (a)(b)	9,079	145,675
Mood Media Corp. (a)	60,443	41,071
Mullen Group, Ltd. (b)	44,848	1,127,549
Neptune Technologies & Bioressources, Inc. (a)(b)	27,558	68,344
Nevsun Resources, Ltd. (b)	113,805	385,622
Newalta Corp.	6,110	111,488
Niko Resources, Ltd. (a)(b)	33,829	65,896
Norbord, Inc.	5,776	152,439
Nordion, Inc. (a)	9,700	111,962
North American Palladium, Ltd. (a)	95,700	46,820
Northern Dynasty Minerals, Ltd. (a)(b)	59,918	59,172
Northland Power, Inc. (b)	38,580	608,192
Novagold Resources, Inc. (a)(b)	121,898	445,073
NuVista Energy, Ltd. (a)	107,520	933,220
Nymox Pharmaceutical Corp. (a)	5,239	28,605
OceanaGold Corp. (a)	167,856	355,862
Painted Pony Petroleum, Ltd. (a)	29,889	242,091
Pan American Silver Corp.	69,007	888,416
Parex Resources, Inc. (a)	36,494	314,105
Parkland Fuel Corp. (b)	47,629	921,726
Pason Systems, Inc. (b)	43,040	1,090,282
Perpetual Energy, Inc. (a)	50,800	64,895
PHX Energy Services Corp.	6,427	77,037
Platinum Group Metals, Ltd. (a)	101,646	102,222
Poseidon Concepts Corp. (a)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	100,472	172,043
Pretium Resources, Inc. (a)(b)	44,317	257,771
Primero Mining Corp. (a)	39,358	285,624
Pulse Seismic, Inc.	21,094	62,303
Pure Technologies, Ltd.	10,693	64,715
QLT, Inc.	13,991	77,790
Raging River Exploration, Inc. (a)	53,425	430,788
Redknee Solutions, Inc. (a)	33,786	168,968
Regal Lifestyle Communities, Inc.	9,133	62,969
Retrocom Real Estate Investment Trust	10,336	44,106
Richelieu Hardware, Ltd.	1,027	45,221
Rio Alto Mining, Ltd. (a)	111,296	217,802
RMP Energy, Inc. (a)	57,377	388,838
Rogers Sugar, Inc.	10,062	42,208
Romarco Minerals, Inc. (a)	319,667	202,733
RONA, Inc.	59,799	611,670
Rubicon Minerals Corp. (a)(b)	198,387	210,295
Russel Metals, Inc. (b)	90,804	2,477,931
Sabina Gold & Silver Corp. (a)(b)	86,753	61,307
Sandstorm Gold, Ltd. (a)	40,533	227,683
Sandvine Corp. (a)	28,800	81,410
Santonia Energy, Inc. (a)	31,443	44,440
Savanna Energy Services Corp. (b)	115,880	812,604
Seabridge Gold, Inc. (a)(b)	24,903	177,113
Sears Canada, Inc.	5,331	79,693
Secure Energy Services, Inc. (b)	57,336	986,465
SEMAFO, Inc.	145,700	514,818
Sherritt International Corp. (b)	167,339	585,213
Sierra Wireless, Inc. (a)(b)	11,300	246,936
Silver Standard Resources, Inc. (a)	48,563	482,660
Silvercorp Metals, Inc. (b)	108,738	212,796
Sirius XM Canada Holdings, Inc.	11,900	93,259
Southern Pacific Resource Corp. (a)(b)	318,772	95,307
Spyglass Resources Corp.	43,371	71,515
Stantec, Inc.	14,945	914,912
Stella-Jones, Inc.	6,316	175,732
Strad Energy Services, Ltd.	25,574	106,582
Sulliden Gold Corp., Ltd. (a)	80,261	56,719
SunOpta, Inc. (a)(b)	21,875	258,344
Sunshine Oilsands, Ltd. (a)(b)	984,000	163,640
Superior Plus Corp. (b)	62,506	689,760
Surge Energy, Inc. (b)	61,639	342,889
TAG Oil, Ltd. (a)	33,216	91,184
Tanzanian Royalty Exploration Corp. (a)(b)	90,102	218,775
Taseko Mines, Ltd. (a)	27,700	54,961
Teranga Gold Corp. (a)	87,100	67,076
The Churchill Corp. (Class A)	5,700	57,581

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

The Descartes Systems Group, Inc. (a)	7,056	$98,768
The North West Co., Inc. (b)	30,149	669,765
Thompson Creek Metals Co., Inc. (a)(b)	100,117	218,602
Timmins Gold Corp. (a)	49,793	62,706
TORC Oil & Gas, Ltd.	34,503	378,244
Torex Gold Resources, Inc. (a)	320,954	311,140
Toromont Industries, Ltd. (b)	14,944	345,523
Torstar Corp. (Class B)	15,400	92,086
Total Energy Services, Inc.	4,936	86,310
Transcontinental, Inc. (b)	42,601	617,932
TransForce, Inc. (b)	49,303	1,051,500
TransGlobe Energy Corp. (a)	54,213	414,057
Trevali Mining Corp. (a)	54,773	47,143
Trican Well Service, Ltd.	78,098	989,890
Trinidad Drilling, Ltd.	78,098	820,073
Twin Butte Energy, Ltd. (b)	96,181	196,937
Uex Corp. (a)	89,823	39,062
Uni-Select, Inc.	89,658	2,428,787
Wajax Corp. (b)	1,726	57,312
Western Energy Services Corp.	10,880	98,573
Western Forest Products, Inc.	35,697	77,943
Westport Innovations, Inc. (a)(b)	25,140	365,341
Westshore Terminals Investment Corp. (b)	31,736	951,721
Whitecap Resources, Inc. (b)	70,427	787,379
Wi-Lan, Inc. (b)	92,442	276,384
WSP Global, Inc. (b)	3,354	108,574
Yellow Media, Ltd. (a)	12,538	282,282
Zargon Oil & Gas, Ltd.	12,200	97,268

		91,835,799

CHINA — 1.2%
Allied Properties HK, Ltd.	5,038,791	935,389
Cafe de Coral Holdings, Ltd.	835,867	2,526,873
China Sandi Holdings, Ltd. (a)	103	7
Chow Sang Sang Holding International, Ltd.	264,939	627,079
Dah Sing Banking Group, Ltd.	36,000	56,805
Daphne International Holdings, Ltd. (b)	596,000	242,793
G-Resources Group, Ltd. (a)	14,042,400	414,553
Greenland Hong Kong Holdings, Ltd.	206,000	99,321
HKR International, Ltd.	2,885,579	1,145,743
K Wah International Holdings, Ltd. (b)	1,771,517	1,187,551
Midland Holdings, Ltd.	837,790	447,135
Road King Infrastructure, Ltd.	1,286,544	1,187,520
Shun Tak Holdings, Ltd.	1,366,749	703,016
Texwinca Holdings, Ltd. (b)	980,050	1,052,438

		10,626,223

DENMARK — 1.1%
ALK-Abello A/S	1,625	196,488
Amagerbanken A/S (c)	308,573	0
Auriga Industries A/S (Class B) (a)	1,174	41,611
Bang & Olufsen A/S (a)(b)	35,614	417,480
Bavarian Nordic A/S (a)	4,720	85,826
D/S Norden A/S	15,895	677,819
East Asiatic Co., Ltd. A/S (a)	38,650	627,875
Genmab A/S (a)	29,781	1,211,142
IC Companys A/S	28,571	859,715
Matas A/S (a)	2,838	79,634
NKT Holding A/S (b)	12,057	698,892
Rockwool International A/S (Class B)	694	134,777
Royal UNIBREW	2,600	432,933
SimCorp A/S	69,352	2,816,585
Solar A/S (Class B)	749	56,137
Spar Nord Bank A/S (a)	6,202	68,695
Sydbank A/S (a)	31,682	811,204
Vestas Wind Systems A/S (a)	848	34,095

		9,250,908

FINLAND — 1.6%
Amer Sports Oyj (Class A)	35,268	749,537
Caverion Corp.	34,112	366,716
Citycon Oyj	451,112	1,604,102
Cramo Oyj	55,668	1,167,745
HKScan Oyj	136,646	817,362
Konecranes Oyj (b)	20,287	646,727
Lassila & Tikanoja Oyj	82,662	1,651,969
Outokumpu Oyj (a)(b)	2,192,844	554,589
Outokumpu Oyj (a)(b)	1,973,942	524,801
PKC Group Oyj	2,154	67,183
Poyry Oyj (a)	93,242	542,572
Raisio PLC (Class V) (b)	9,884	65,389
Ramirent Oyj (b)	5,240	57,415
Rautaruukki Oyj (a)	14,885	164,943
Sanoma Oyj	11,789	82,216
Talvivaara Mining Co. PLC (a)(b)	626,592	37,567
Tieto Oyj (b)	76,699	1,971,498
Tikkurila Oyj	2,680	63,162
Vacon Oyj (b)	56,754	2,393,568
Valmet Corp. (b)	12,552	134,679
YIT Oyj (b)	19,852	211,501

		13,875,241

FRANCE — 2.1%
AB Science SA (a)	4,755	83,427
Alten SA	3,344	179,654
Altran Technologies SA (a)	21,464	242,786
Beneteau SA (a)	4,973	80,261
Carbone Lorraine SA	36,490	1,232,665
Club Mediterranee SA (a)	37,314	914,390
Criteo SA ADR (a)	1,899	77,004
Etablissements Maurel et Prom	44,681	687,866
FIGEAC-AERO (a)	1,736	29,812
GameLoft SE (a)(b)	16,381	173,392
GL Events SA	34,939	795,515
Groupe Fnac (a)	2,527	130,572
Groupe Steria SCA	38,718	781,769
IPSOS	37,178	1,509,035
Jacquet Metal Service	42,925	930,608
Korian-Medica	3,780	145,093
LISI	248	40,914
Mercialys SA	4,496	94,188
Montupet	1,989	161,273
MPI	30,889	202,221
Nexans SA	5,656	296,575
PagesJaunes Groupe (a)	89,762	230,109
Rallye SA	2,958	138,206

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Rubis	47,781	$3,440,879
Saft Groupe SA	41,796	1,461,447
Sequana (a)(c)	5	0
Sequana SA (a)(b)	13,650	126,988
Societe d’Edition de Canal +	60,111	532,712
Societe de la Tour Eiffel	17,972	1,233,789
SOITEC (a)(b)	101,328	324,000
Technicolor SA (a)	138,452	999,904
Trigano SA (a)	1,609	44,130
UbiSoft Entertainment SA (a)	67,329	1,206,350
Valneva SE (a)	10,097	90,316
Virbac SA	328	73,235

		18,691,085

GERMANY — 3.2%
Aareal Bank AG (a)	25,699	1,130,772
Aixtron SE (a)(b)	49,982	817,697
Alstria Office REIT-AG	50,218	673,442
Aurelius AG	4,842	184,255
BayWa AG	2,422	137,781
Bechtle AG	764	65,843
Bertrandt AG	864	132,418
Biotest AG Preference Shares	1,070	138,138
CANCOM SE	3,844	182,516
Deutz AG (a)	18,448	155,530
Dialog Semiconductor PLC (a)(b)	39,400	973,653
DIC Asset AG	80,381	743,700
DMG MORI SEIKI AG (b)	49,005	1,501,777
Draegerwerk AG & Co. KGaA Preference Shares	1,568	192,683
Drillisch AG	49,020	1,779,578
Evotec AG (a)(b)	18,403	97,981
Gerresheimer AG	26,259	1,700,094
Hamburger Hafen und Logistik AG (b)	2,640	63,475
Heidelberger Druckmaschinen AG (a)(b)	74,596	229,682
Indus Holding AG	64,322	2,834,197
Jenoptik AG	132,380	2,402,902
Kloeckner & Co. SE (a)(b)	60,316	889,912
Kontron AG	70,600	483,700
KUKA AG (b)	37,843	1,852,620
Leoni AG	32,068	2,341,153
LPKF Laser & Electronics AG	3,331	77,885
MLP AG	68,981	458,252
Morphosys AG (a)	11,210	1,039,797
Nordex SE (a)	26,991	435,988
Norma Group SE	7,312	387,641
Patrizia Immobilien AG (a)	119,701	1,379,215
Pfeiffer Vacuum Technology AG	942	115,121
QSC AG	21,254	106,042
Rheinmetall AG	21,277	1,497,042
Sartorius AG Preference Shares	674	92,132
Singulus Technologies AG (a)	10,645	36,238
SMA Solar Technology AG	3,751	199,038
TAG Immobilien AG	55,792	692,058
voxeljet AG ADR (a)	1,903	47,898

		28,269,846

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC (b)	367,161	774,934

GREECE — 0.9%
Aegean Marine Petroleum Network, Inc.	11,467	113,065
Diana Shipping, Inc. (a)	83,652	1,002,988
DryShips, Inc. (a)	243,066	785,103
Ellaktor SA (a)	143,514	803,060
Eurobank Ergasias SA (a)	237	158
Eurobank Properties Real Estate Investment Co. (a)	4,446	55,762
Folli Follie SA (a)	6,927	255,863
Fourlis Holdings SA (a)	7,333	56,496
GEK Terna Holding Real Estate Construction SA (a)	6,647	36,645
Hellenic Exchanges SA	93,465	1,172,245
JUMBO SA (a)	71,099	1,273,898
Marfin Investment Group SA (a)	490,628	357,714
Motor Oil Hellas Corinth Refineries SA	14,177	185,625
Navios Maritime Acquisition Corp.	21,883	80,092
Navios Maritime Holdings, Inc.	40,076	394,749
Safe Bulkers, Inc.	10,248	97,561
StealthGas, Inc. (a)	14,742	167,617
Terna Energy SA	7,280	45,753
Titan Cement Co. SA (a)	31,500	1,102,303
Tsakos Energy Navigation, Ltd.	23,800	184,688
TT Hellenic Postbank SA (a)(c)	129,076	0

		8,171,385

HONG KONG — 1.3%
APT Satellite Holdings, Ltd.	98,500	116,315
Artel Solutions Group Holdings, Ltd.	765,000	40,927
Beijing Properties Holdings, Ltd. (a)	1,372,000	162,722
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	87,000	117,764
Bloomage Biotechnology Corp., Ltd.	62,500	161,547
Brightoil Petroleum Holdings, Ltd. (a)	926,000	290,082
Century Sunshine Group Holdings, Ltd.	510,000	60,487
China Bio-Med Regeneration Technology, Ltd. (a)	2,740,000	98,904
China Cord Blood Corp. (a)	21,316	85,264
China Household Holdings, Ltd. (a)	855,000	99,200
China Ocean Resources Co., Ltd. (a)	26,330	93,996
China Resources and Transportation Group, Ltd. (a)	5,100,000	269,561
China Ruifeng Renewable Energy, Ltd. (a)	356,000	87,198
China Traditional Chinese Medicine Co., Ltd. (a)	330,000	148,897
China Water Industry Group, Ltd. (a)	496,000	98,470
CK Life Sciences International Holdings, Inc.	582,000	60,023
Culturecom Holdings, Ltd. (a)	375,000	51,244
Dah Sing Financial Holdings, Ltd. (b)	32,400	152,455
Emperor Entertainment Hotel, Ltd.	100,000	39,835
Emperor Watch & Jewellery, Ltd. (b)	2,820,000	214,489
Enerchina Holdings, Ltd. (a)	3,588,000	81,408

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

EverChina International Holdings Co., Ltd. (a)	1,155,000	$61,048
Extrawell Pharmaceutical Holdings, Ltd. (a)	1,590,000	85,065
Fairwood Holdings, Ltd.	22,000	44,470
Giordano International, Ltd. (b)	1,454,000	937,212
Goldin Properties Holdings, Ltd. (a)(b)	234,000	100,755
HC International, Inc. (a)	168,000	430,989
Heng Tai Consumables Group, Ltd. (a)	3,600,000	73,327
Heritage International Holdings, Ltd. (a)	340,000	24,107
HKC Holdings, Ltd. (a)	1,477,000	42,842
Honbridge Holdings, Ltd. (a)	656,000	132,772
Hong Kong Television Network, Ltd. (a)	132,000	39,479
Imagi International Holdings, Ltd. (a)	6,072,000	68,101
Inspur International, Ltd.	354,000	67,541
International Housewares Retail Co., Ltd.	65,000	33,434
Kingston Financial Group, Ltd.	522,000	52,489
Kingwell Group, Ltd. (a)	608,000	38,406
L’sea Resources International Holdings, Ltd. (a)	1,000,000	41,897
Le Saunda Holdings, Ltd.	100,000	47,570
Lee’s Pharmaceutical Holdings, Ltd.	50,000	58,012
Loudong General Nice Resources China Holdings, Ltd. (a)	1,233,000	78,681
Louis XIII Holdings, Ltd. (a)	95,500	104,524
Luk Fook Holdings International, Ltd.	205,000	647,476
Mongolia Energy Co., Ltd. (a)	1,482,723	41,096
Pacific Basin Shipping, Ltd.	1,633,000	1,042,065
Pacific Textiles Holdings, Ltd.	79,000	103,676
PAX Global Technology, Ltd. (a)	269,000	136,979
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (a)	2,404,000	39,669
Pico Far East Holdings, Ltd.	202,000	58,592
Playmates Toys, Ltd. (a)	272,000	127,636
Prosperity REIT	611,000	176,438
Redefine International PLC	170,985	157,494
Seamless Green China Holdings, Ltd. (a)	200,000	31,455
Sino Oil And Gas Holdings, Ltd. (a)	7,230,000	209,712
Sinolink Worldwide Holdings, Ltd. (a)	720,000	58,476
Sinopoly Battery, Ltd. (a)	3,440,000	252,776
Sparkle Roll Group, Ltd. (a)	400,000	28,361
Spring Real Estate Investment Trust (a)	268,000	102,957
Stella International Holdings, Ltd.	283,000	677,123
Summit Ascent Holdings, Ltd. (a)	118,000	172,504
SUNeVision Holdings, Ltd.	156,000	51,081
Sunlight Real Estate Investment Trust	177,000	66,172
Superb Summit International Group, Ltd. (a)	1,870,000	214,553
TCC International Holdings, Ltd.	176,000	88,487
Texhong Textile Group, Ltd.	53,500	63,038
Tongda Group Holdings, Ltd.	1,060,000	148,948
Truly International Holdings, Ltd. (b)	502,000	337,814
TSC Group Holdings, Ltd. (a)	219,000	111,518
United Photovoltaics Group, Ltd. (a)	938,000	97,947
Varitronix International, Ltd.	106,000	115,879
Vitasoy International Holdings, Ltd.	94,000	136,449
Viva China Holdings, Ltd. (a)	768,000	44,058
VST Holdings, Ltd.	122,000	31,455
Yanchang Petroleum International, Ltd. (a)	4,680,000	241,329
Yuexiu Real Estate Investment Trust	1,173,000	580,674
Zhongyu Gas Holdings, Ltd. (a)	112,000	29,166

		11,516,562

IRELAND — 0.7%
Aer Lingus Group PLC	107,981	243,329
C&C Group PLC	293,019	1,909,822
Endo International PLC (a)(b)	1,154	79,387
FleetMatics Group PLC (a)(b)	16,582	554,668
Fly Leasing, Ltd. ADR	6,129	91,935
Grafton Group PLC	40,703	439,041
Green REIT PLC (a)	83,063	137,378
Greencore Group PLC	171,120	786,524
Hibernia REIT PLC (a)	151,838	221,408
IFG Group PLC	16,006	38,164
Kenmare Resources PLC (a)	1,319,065	307,871
Kingspan Group PLC	43,024	818,903
Total Produce PLC	85,506	117,849
UDG Healthcare PLC	121,336	710,022

		6,456,301

ISRAEL — 1.1%
Africa Israel Properties, Ltd. (a)	2,685	48,359
Africa-Israel Investments, Ltd. (a)	27,322	63,143
Airport City, Ltd. (a)	2,910	30,191
Allot Communications, Ltd. (a)	11,233	147,310
Babylon, Ltd.	15,006	23,647
Caesarstone Sdot-Yam, Ltd. (b)	8,137	442,490
Cellcom Israel, Ltd.	22,181	303,403
Clal Insurance Enterprise Holdings, Ltd. (a)	22,118	438,285
Discount Investment Corp. (a)	8,928	83,648
Elbit Systems, Ltd.	15,550	945,881
Electra, Ltd.	330	50,510
Enzymotec, Ltd. (a)	6,879	151,476
EZchip Semiconductor, Ltd. (a)	12,946	330,313
Frutarom Industries, Ltd.	8,852	212,591
Harel Insurance Investments & Financial Services, Ltd.	9,884	59,783
Israel Discount Bank, Ltd. (Class A) (a)	471,226	863,427
Ituran Location and Control, Ltd.	2,227	55,322
Jerusalem Oil Exploration (a)	1,238	57,925
Kamada, Ltd. (a)	13,154	187,804
magicJack VocalTec, Ltd. (a)	4,736	100,545
Matrix IT, Ltd.	12,422	71,717
Migdal Insurance & Financial Holding, Ltd.	263,607	450,152
NICE Systems, Ltd.	40,765	1,804,562
Oil Refineries, Ltd. (a)	315,685	87,284
Orbotech, Ltd. (a)	12,854	197,823
Ormat Industries, Ltd.	8,041	60,962
Osem Investments, Ltd.	38,050	893,101

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Partner Communications Co., Ltd. (a)	31,036	$284,025
Paz Oil Co., Ltd.	947	142,776
RADWARE, Ltd. (a)(b)	9,645	170,524
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,087	120,909
Reit 1, Ltd.	88,618	220,901
Sarine Technologies, Ltd.	49,000	96,632
Shufersal, Ltd.	7,693	30,705
SodaStream International, Ltd. (a)(b)	7,414	326,957
Strauss Group, Ltd.	3,324	60,077
Syneron Medical, Ltd. (a)(b)	15,867	197,544
Wix.com, Ltd. (a)	3,451	79,269

		9,891,973

ITALY — 2.1%
Amplifon SpA (b)	251,744	1,696,664
Ansaldo STS SpA	67,480	791,001
Astaldi SpA	186,891	1,926,717
Banca Carige SpA (a)	54,275	46,753
Banca Piccolo Credito Valtellinese Scarl (a)(b)	127,034	269,105
Banca Popolare dell’Etruria e del Lazio (a)	50,366	59,699
Banca Popolare di Milano Scarl (a)(b)	1,728,012	1,738,591
Banca Popolare di Sondrio Scrl (b)	177,805	1,208,144
Brembo SpA	10,330	391,242
Brunello Cucinelli SpA (b)	4,564	120,837
CIR-Compagnie Industriali Riunite SpA (a)	52,325	78,968
Cosmo Pharmaceuticals SpA (a)	2,344	283,132
Danieli & C Officine Meccaniche SpA	4,128	95,013
EI Towers SpA	18,646	1,102,480
Esprinet SpA	46,528	487,367
Gruppo Editoriale L’Espresso SpA (a)	28,520	65,840
Hera SpA	256,207	748,609
IMMSI SpA (a)	485,438	461,648
Indesit Co. SpA	4,255	64,978
Interpump Group SpA	226,337	3,487,588
Iren SpA	145,075	261,934
Italcementi SpA	16,585	130,292
Safilo Group SpA (a)	7,076	149,506
Saras SpA (a)(b)	308,305	538,800
Sorin SpA (a)	493,239	1,473,820
Yoox SpA (a)(b)	29,577	1,012,182

		18,690,910

JAPAN — 30.8%
3-D Matrix, Ltd. (a)(b)	8,300	334,869
Access Co., Ltd. (a)(b)	6,600	39,862
Accordia Golf Co., Ltd.	40,300	453,930
Achilles Corp.	31,000	43,045
Activia Properties, Inc.	82	660,077
Adastria Holdings Co., Ltd. (b)	26,410	660,090
ADEKA Corp.	12,200	140,972
Advanced Media, Inc. (a)	3,900	46,428
Adways, Inc. (a)	8,100	122,933
AEON REIT Investment Corp.	376	449,805
Ahresty Corp.	8,100	67,641
Ai Holdings Corp.	9,200	162,587
Aica Kogyo Co., Ltd.	7,800	174,124
Aichi Steel Corp.	32,000	126,154
Ain Pharmaciez, Inc.	7,400	343,108
Alps Electric Co., Ltd. (a)	135,536	1,620,089
Amano Corp.	6,800	70,387
Amiyaki Tei Co., Ltd.	1,700	49,456
AnGes MG, Inc. (a)	6,400	29,892
Anritsu Corp.	66,900	769,787
AOKI Holdings, Inc.	9,800	139,504
Aoyama Trading Co., Ltd.	31,900	839,433
Arcs Co., Ltd.	25,900	506,507
Arisawa Manufacturing Co., Ltd.	14,600	78,398
Artnature, Inc.	1,500	42,793
As One Corp.	3,800	103,906
Asahi Diamond Industrial Co., Ltd.	8,200	104,545
Asahi Holdings, Inc.	51,073	830,677
Asahi Intecc Co., Ltd.	6,900	278,050
Asatsu-DK, Inc. (b)	3,400	70,420
ASKA Pharmaceutical Co., Ltd.	12,400	124,861
ASKUL Corp.	6,600	208,283
Ateam, Inc.	1,500	71,952
Autobacs Seven Co., Ltd.	44,600	688,586
Avex Group Holdings, Inc.	20,600	362,653
Azbil Corp.	8,900	220,199
Bank of the Ryukyus, Ltd. (b)	131,000	1,746,497
Best Denki Co., Ltd. (a)(b)	256,769	336,591
Bic Camera, Inc. (b)	13,800	83,348
Broadleaf Co., Ltd.	3,800	59,481
C. Uyemura & Co., Ltd.	1,400	69,331
Calsonic Kansei Corp.	56,000	260,465
Capcom Co., Ltd. (b)	25,200	479,114
Central Glass Co., Ltd.	541,145	1,760,291
Chiome Bioscience, Inc. (a)	6,600	198,349
Chiyoda Co., Ltd.	20,200	438,777
Chiyoda Integre Co., Ltd.	5,600	102,228
Chudenko Corp.	4,600	79,685
Chugoku Marine Paints, Ltd.	8,000	56,940
CKD Corp.	4,000	38,219
Coca-Cola East Japan Co., Ltd.	16,300	409,934
Cocokara fine, Inc.	15,200	440,421
COLOPL, Inc. (a)(b)	16,300	429,243
Comforia Residential REIT, Inc.	18	121,474
COMSYS Holdings Corp.	163,950	2,575,823
Cosmo Oil Co., Ltd. (b)	348,000	631,898
CROOZ, Inc.	2,300	103,292
CyberAgent, Inc.	24,000	920,522
D.Western Therapeutics Institute, Inc. (a)	3,700	30,682
Daibiru Corp.	5,600	59,815
Daido Metal Co., Ltd.	7,000	73,681
Daifuku Co., Ltd.	110,500	1,369,112
Daihen Corp.	266,000	1,061,572
DAIICHI CHUO KISEN KAISHA (a)(b)	350,834	316,819
Daiichikosho Co., Ltd.	20,500	622,057
Daikyo, Inc. (b)	137,000	275,370
Dainippon Screen Manufacturing Co., Ltd.	186,000	861,504
Daio Paper Corp. (b)	26,000	312,803
Daiseki Co., Ltd.	5,700	98,519

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Daishinku Corp.	9,000	$36,180
Daito Pharmaceutical Co., Ltd.	2,700	39,379
Daiwa House REIT Investment Corp. (b)	91	364,495
Daiwa Office Investment Corp. (b)	324	1,568,325
Daiwahouse Residential Investment Corp.	123	495,655
DCM Japan Holdings Co., Ltd.	184,933	1,239,052
Denki Kagaku Kogyo Kabushiki Kaisha	94,000	323,115
Denyo Co., Ltd.	3,800	64,019
Digital Garage, Inc. (b)	18,800	320,924
Disco Corp.	10,200	635,860
DMG Mori Seiki Co., Ltd.	38,400	486,595
Doutor Nichires Holdings Co., Ltd.	120,832	2,131,881
DTS Corp.	75,082	1,316,678
Dunlop Sports Co., Ltd.	2,600	31,609
Duskin Co., Ltd.	6,400	122,985
Dwango Co., Ltd.	8,400	281,400
Dynam Japan Holdings Co., Ltd.	58,200	173,691
Eagle Industry Co., Ltd.	3,400	52,526
Earth Chemical Co., Ltd.	800	29,169
EDION Corp. (b)	110,600	617,517
Eidai Co., Ltd.	14,000	84,284
Eizo Nanao Corp.	5,900	154,568
Elecom Co., Ltd.	4,300	90,397
Eneres Co., Ltd. (a)	3,200	55,558
Enplas Corp.	5,300	298,490
EPS Corp.	2,900	31,679
Euglena Co., Ltd. (a)(b)	25,600	252,557
Exedy Corp.	7,000	196,300
Ezaki Glico Co., Ltd.	35,000	464,582
F@N Communications, Inc.	16,000	286,644
FCC Co., Ltd.	109,148	1,946,933
Ferrotec Corp.	10,400	54,633
Fields Corp.	3,500	50,944
FP Corp. (b)	13,800	440,190
Fuji Machine Manufacturing Co., Ltd.	21,300	187,591
Fuji Oil Co., Ltd.	44,600	572,522
Fuji Pharma Co., Ltd.	3,500	68,753
Fuji Seal International, Inc.	3,200	109,220
Fujibo Holdings, Inc.	17,000	44,735
Fujikura, Ltd.	124,000	568,316
Fujitec Co., Ltd.	9,300	126,155
Fujitsu General, Ltd.	19,000	183,755
Fukuoka REIT Corp.	1,550	2,496,917
Furukawa Co., Ltd.	602,387	1,087,964
Furukawa Electric Co., Ltd. (b)	354,000	883,410
Furuya Metal Co., Ltd.	1,100	26,927
Fuso Pharmaceutical Industries, Ltd.	22,000	77,759
Futaba Corp.	13,300	229,878
Fuyo General Lease Co., Ltd.	3,400	122,319
Global One Real Estate Investment Co., Ltd.	52	152,993
GLOBERIDE, Inc.	68,000	88,479
Glory, Ltd.	80,300	2,205,843
GLP J-Reit	744	750,610
GMO Internet, Inc.	31,600	315,739
GMO Payment Gateway, Inc.	3,100	132,145
GNI Group, Ltd. (a)	46,000	148,293
Gree, Inc. (b)	49,500	547,944
GS Yuasa Corp. (b)	206,000	1,094,159
Gulliver International Co., Ltd.	8,700	67,667
Gurunavi, Inc.	13,400	188,668
H2O Retailing Corp. (b)	33,000	263,718
Hankyu REIT, Inc.	17	86,168
Hanwa Co., Ltd.	331,000	1,285,624
Harmonic Drive Systems, Inc.	2,300	69,568
Haseko Corp.	172,300	1,080,796
Hazama Ando Corp.	60,300	226,597
Hearts United Group Co., Ltd.	1,300	37,680
Heiwa Corp.	6,700	115,153
Heiwa Real Estate Co., Ltd.	72,700	1,163,369
Heiwa Real Estate REIT, Inc.	205	159,446
Heiwado Co., Ltd.	2,700	38,041
HI-LEX CORP.	6,800	172,732
Hibiya Engineering, Ltd.	7,500	108,438
Hirano Tecseed Co., Ltd.	2,900	30,328
HIS Co., Ltd.	8,300	473,894
Hitachi Kokusai Electric, Inc.	69,372	834,606
Hitachi Transport System, Ltd.	9,600	156,232
Hitachi Zosen Corp.	162,100	774,416
Hogy Medical Co., Ltd.	2,300	117,920
Hokkaido Gas Co., Ltd. (b)	12,000	32,976
Hokuetsu Kishu Paper Co., Ltd. (b)	23,500	118,202
Hokuriku Electric Industry Co., Ltd.	33,000	44,861
Horiba, Ltd.	45,213	1,707,808
Hosiden Corp.	125,900	618,589
House Foods Group, Inc. (b)	10,900	181,411
Hulic Reit, Inc. (a)	240	328,592
IBJ Leasing Co., Ltd.	14,500	366,495
Ichigo Group Holdings Co., Ltd.	18,600	65,742
Ichigo Real Estate Investment Corp.	225	137,204
Iida Group Holdings Co., Ltd.	16,500	228,951
Iino Kaiun Kaisha, Ltd.	155,300	779,629
Inaba Denki Sangyo Co., Ltd.	3,000	96,713
Inabata & Co., Ltd.	3,400	34,731
Industrial & Infrastructure Fund Investment Corp. (b)	68	560,587
Infomart Corp.	10,400	174,402
Intage Holdings, Inc.	4,000	53,250
Internet Initiative Japan, Inc. (b)	17,200	416,033
Iriso Electronics Co., Ltd.	3,200	173,074
Iseki & Co., Ltd. (b)	56,000	148,449
Ishihara Sangyo Kaisha, Ltd. (a)	84,000	77,487
IT Holdings Corp.	90,108	1,482,186
Itfor, Inc. (a)	14,600	65,639
Itoki Corp.	7,000	44,113
Iwasaki Electric Co., Ltd. (a)	27,000	66,330
Iwatani Corp.	89,000	582,473
Izumiya Co., Ltd.	275,000	1,383,211
J Trust Co., Ltd. (b)	28,900	365,933
Jaccs Co., Ltd.	34,000	143,283
Jafco Co., Ltd. (a)(b)	14,800	665,378
Japan Airport Terminal Co., Ltd. (b)	73,900	1,923,833
Japan Asset Marketing Co., Ltd. (a)	41,100	38,312
Japan Aviation Electronics Industry, Ltd.	53,000	793,572
Japan Cash Machine Co., Ltd.	3,200	56,707

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Japan Digital Laboratory Co., Ltd.	4,000	$57,795
Japan Excellent, Inc.	1,360	1,737,884
Japan Hotel REIT Investment Corp.	911	416,644
Japan Logistics Fund, Inc.	1,360	3,063,747
Japan Pile Corp.	6,600	53,705
Japan Rental Housing Investments, Inc.	48	29,084
Japan Securities Finance Co., Ltd.	27,300	158,522
Japan Tissue Engineering Co., Ltd. (a)	2,800	41,870
Japan Wind Development Co., Ltd. (a)	7,700	51,216
JCR Pharmaceuticals Co., Ltd.	3,800	87,450
Jin Co., Ltd. (b)	3,200	95,859
Juki Corp. (a)(b)	172,332	348,061
Justsystems Corp. (a)	7,700	59,441
K’s Holdings Corp.	23,400	651,887
Kadokawa Corp. (b)	11,900	381,895
Kaga Electronics Co., Ltd.	6,400	88,557
Kagome Co., Ltd. (b)	18,500	314,187
Kaken Pharmaceutical Co., Ltd.	45,000	713,114
Kanamoto Co., Ltd.	14,800	434,005
Kandenko Co., Ltd.	25,000	126,960
Kanematsu Corp.	791,698	1,230,001
Kasai Kogyo Co., Ltd.	8,000	51,347
Katakura Industries Co., Ltd.	106,374	1,354,142
Kato Sangyo Co., Ltd.	2,500	53,284
KAWADA TECHNOLOGIES, Inc.	1,300	37,743
Kawai Musical Instruments Manufacturing Co., Ltd.	93,000	169,772
Keihin Corp.	15,000	219,061
Kenedix Office Investment Corp.	151	750,711
Kenedix Residential Investment Corp.	72	155,417
Kenedix, Inc. (a)(b)	107,200	347,670
Kintetsu World Express, Inc.	3,000	133,563
Kissei Pharmaceutical Co., Ltd.	7,900	196,455
Kitano Construction Corp.	15,000	37,578
Kitz Corp.	187,400	918,940
Komeri Co., Ltd.	10,000	272,564
Komori Corp. (b)	76,436	955,960
Kose Corp.	5,600	184,338
Kumagai Gumi Co., Ltd. (a)	111,000	274,846
Kurabo Industries, Ltd.	783,000	1,414,167
Kureha Corp.	35,000	165,849
Kuroda Electric Co., Ltd.	6,500	105,467
Kusuri No Aoki Co., Ltd.	900	58,203
KYB Co., Ltd.	243,832	1,032,294
Kyodo Shiryo Co., Ltd.	56,000	61,446
Kyoei Steel, Ltd.	4,000	71,078
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,400	49,159
Kyokuyo Co., Ltd.	22,000	55,969
KYORIN Holdings, Inc.	31,600	604,783
Kyosan Electric Manufacturing Co., Ltd.	12,000	40,666
Kyowa Exeo Corp.	149,400	1,923,624
Kyudenko Corp.	17,000	136,350
Lasertec Corp.	4,900	55,288
Leopalace21 Corp. (a)	93,600	449,891
Life Corp.	4,200	64,029
Lintec Corp.	11,500	219,760
Lion Corp.	118,000	700,083
Mabuchi Motor Co., Ltd.	5,300	347,895
Macromill, Inc.	14,600	110,863
Maeda Corp.	39,000	246,152
Maeda Road Construction Co., Ltd.	15,000	209,594
Makino Milling Machine Co., Ltd.	138,000	974,181
Mandom Corp.	3,000	108,657
Marudai Food Co., Ltd.	588,656	1,749,077
Maruha Nichiro Holdings, Inc. (a)	842,485	1,390,712
Marusan Securities Co., Ltd.	182,698	1,502,599
Maruwa Co., Ltd.	1,900	74,166
Matsumotokiyoshi Holdings Co., Ltd.	14,200	452,949
Medinet Co., Ltd. (a)	16,100	43,304
Megmilk Snow Brand Co., Ltd. (b)	5,600	73,191
Meidensha Corp.	114,000	505,880
Meitic Corp. (b)	4,400	125,183
Melco Holdings, Inc.	4,000	58,882
Message Co., Ltd.	3,500	111,812
MID Reit, Inc.	39	88,274
Minebea Co., Ltd.	172,000	1,533,194
Mirait Holdings Corp.	101,900	894,476
Mitani Corp.	4,400	98,267
Mitsuba Corp.	19,700	324,045
Mitsubishi Nichiyu Forklift Co., Ltd.	12,000	84,478
Mitsubishi Pencil Co., Ltd.	9,000	258,591
Mitsubishi Shokuhin Co., Ltd.	1,200	27,254
Mitsui Engineering & Shipbuilding Co., Ltd.	186,000	393,727
Mitsui Mining & Smelting Co., Ltd.	593,000	1,370,433
Mitsui Sugar Co., Ltd.	11,000	42,084
Mitsui-Soko Co., Ltd.	322,000	1,288,188
Mitsumi Electric Co., Ltd.	58,400	423,603
Mixi, Inc. (a)	3,900	215,478
Miyaji Engineering Group, Inc.	26,000	57,814
Miyoshi Oil & Fat Co., Ltd.	30,000	43,404
Mizuno Corp. (b)	39,000	220,022
Mochida Pharmaceutical Co., Ltd.	3,100	222,450
Monex Group, Inc. (b)	100,400	390,935
MonotaRO Co., Ltd. (b)	11,600	295,336
Mori Hills REIT Investment Corp.	483	639,716
Morinaga & Co., Ltd.	16,000	35,112
Morinaga Milk Industry Co., Ltd. (b)	27,000	87,042
MOS Food Services, Inc.	4,700	94,835
Moshi Moshi Hotline, Inc.	24,100	221,846
Musashi Seimitsu Industry Co., Ltd. (b)	6,100	125,868
Mutoh Holdings Co., Ltd.	20,000	92,246
Nachi-Fujikoshi Corp.	81,000	534,835
Nagase & Co., Ltd.	8,100	100,282
Nakanishi, Inc.	41,915	1,341,068
Namura Shipbuilding Co., Ltd. (b)	20,300	190,020
NanoCarrier Co., Ltd. (a)(b)	13,800	188,806
NEC Fielding, Ltd. (b)	11,900	181,068
NEC Networks & System Integration Corp.	3,700	75,376
NET One Systems Co., Ltd. (b)	124,500	847,449
Neturen Co., Ltd.	159,603	1,019,748
Nichi-iko Pharmaceutical Co., Ltd.	27,000	416,857
Nichias Corp.	12,000	77,137
Nichicon Corp.	12,100	95,992

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Nichii Gakkan Co.	6,700	$62,391
Nichirei Corp.	167,000	707,016
Nichireki Co., Ltd.	12,000	119,784
Nifco, Inc. (b)	6,100	172,720
Nihon Dempa Kogyo Co., Ltd.	27,400	214,443
Nihon Kohden Corp.	55,100	2,201,646
Nihon M&A Center, Inc.	9,900	265,705
Nihon Nohyaku Co., Ltd.	13,000	196,291
Nihon Parkerizing Co., Ltd.	9,600	222,603
Nihon Trim Co., Ltd.	1,500	88,702
Nihon Unisys, Ltd.	13,800	135,206
Nikkiso Co., Ltd.	105,900	1,178,438
Nippon Accommodations Fund, Inc.	552	1,851,881
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	64,087
Nippon Carbon Co., Ltd.	255,712	486,668
Nippon Chemi-Con Corp. (a)(b)	69,000	215,740
Nippon Chemiphar Co., Ltd.	13,000	66,019
Nippon Coke & Engineering Co., Ltd.	36,600	44,069
Nippon Concrete Industries Co., Ltd.	9,000	33,296
Nippon Flour Mills Co., Ltd.	13,000	71,321
Nippon Gas Co., Ltd.	31,900	487,553
Nippon Koei Co., Ltd.	17,000	85,012
Nippon Konpo Unyu Soko Co., Ltd.	165,600	2,924,954
Nippon Light Metal Holdings Co., Ltd. (b)	1,001,200	1,312,444
Nippon Paper Industries Co., Ltd. (b)	56,000	1,057,630
Nippon Parking Development Co., Ltd.	46,500	49,216
Nippon Seiki Co., Ltd.	67,000	1,146,322
Nippon Sheet Glass Co., Ltd. (a)	445,000	635,190
Nippon Shinyaku Co., Ltd.	128,000	2,432,354
Nippon Soda Co., Ltd.	279,000	1,519,823
Nippon Steel & Sumikin Bussan Corp.	36,000	115,706
Nippon Suisan Kaisha, Ltd. (a)	444,999	937,659
Nippon Thompson Co., Ltd.	198,000	970,918
Nippon Yakin Kogyo Co., Ltd. (a)(b)	83,000	266,767
Nipro Corp. (b)	50,800	457,267
Nishi-Nippon Railroad Co., Ltd.	166,000	628,635
Nishimatsu Construction Co., Ltd. (b)	326,000	1,057,280
Nishimatsuya Chain Co., Ltd. (b)	129,893	944,699
Nishio Rent All Co., Ltd.	7,000	260,329
Nissha Printing Co., Ltd. (a)(b)	24,900	328,583
Nisshin Steel Holdings Co., Ltd.	54,900	470,716
Nisshinbo Holdings, Inc.	29,000	248,366
Nissin Electric Co., Ltd.	8,000	41,326
Nissin Kogyo Co., Ltd.	15,100	282,250
Nitto Boseki Co., Ltd. (a)(b)	336,153	1,573,295
Nitto Kogyo Corp.	8,500	178,774
NOF Corp.	330,000	2,393,650
Nomura Real Estate Master Fund, Inc.	427	439,916
Nomura Real Estate Office Fund, Inc.	199	870,510
Nomura Real Estate Residential Fund, Inc.	35	179,783
Noritsu Koki Co., Ltd.	9,800	69,086
Noritz Corp.	4,700	87,807
North Pacific Bank, Ltd.	154,800	629,812
NS United Kaiun Kaisha, Ltd.	19,000	45,201
NSD Co., Ltd.	103,608	1,300,822
Nuflare Technology, Inc.	1,000	66,223
Obara Group, Inc.	3,500	131,354
Okabe Co., Ltd.	6,700	96,611
Okamura Corp.	57,000	500,345
Okasan Securities Group, Inc. (b)	207,682	1,752,446
Oki Electric Industry Co., Ltd. (b)	549,000	1,178,123
OKUMA Corp. (b)	66,000	534,486
Okumura Corp. (b)	18,000	80,400
OncoTherapy Science, Inc. (a)	23,000	37,297
Onward Holdings Co., Ltd.	16,000	111,084
Orix JREIT, Inc.	2,147	2,685,183
Osaki Electric Co., Ltd.	9,000	52,173
OSG Corp.	117,700	2,045,764
Pacific Metals Co., Ltd. (a)(b)	74,000	276,642
Paramount Bed Holdings Co., Ltd.	5,600	175,365
Penta-Ocean Construction Co., Ltd.	123,000	419,216
PeptiDream, Inc. (a)	1,500	117,541
Pigeon Corp.	22,400	1,013,585
Pilot Corp.	4,100	169,199
Piolax, Inc.	1,100	40,321
Pioneer Corp. (a)(b)	176,000	377,686
Pola Orbis Holdings, Inc.	4,900	195,315
Poletowin Pitcrew Holdings, Inc.	2,800	36,133
Premier Investment Corp.	523	2,033,903
Raito Kogyo Co., Ltd.	16,700	139,944
Relo Holdings, Inc.	1,800	98,403
Rengo Co., Ltd.	227,000	1,221,129
ReproCELL, Inc. (a)	5,100	45,015
Resorttrust, Inc.	13,400	207,795
Riso Kagaku Corp.	4,600	114,034
Rohto Pharmaceutical Co., Ltd.	156,600	2,770,551
Roland Corp.	11,600	160,959
Roland DG Corp.	4,400	174,530
Round One Corp.	24,300	208,586
Ryobi, Ltd.	37,000	113,172
Ryohin Keikaku Co., Ltd.	6,903	666,270
Ryosan Co., Ltd. (b)	3,500	74,054
Sagami Chain Co., Ltd.	4,000	36,044
Saibu Gas Co., Ltd.	25,000	63,359
Sakai Chemical Industry Co., Ltd. (b)	342,565	1,064,435
San-A Co., Ltd.	2,300	68,005
San-Ai Oil Co., Ltd.	16,000	98,189
Sanden Corp. (b)	228,000	1,018,401
Sanix, Inc. (a)	11,800	128,444
Sanken Electric Co., Ltd. (b)	44,000	311,890
Sankyo Tateyama, Inc.	4,400	86,304
Sankyu, Inc.	292,000	1,097,286
Sanwa Holdings Corp.	31,000	201,379
Sanyo Shokai, Ltd.	223,000	651,775
Sanyo Special Steel Co., Ltd.	239,937	1,008,814
Sapporo Holdings, Ltd.	246,000	969,811
Sato Corp. (b)	61,500	1,427,844
Seika Corp.	22,000	53,833
Seikagaku Corp.	8,400	112,315
Seiko Holdings Corp. (b)	12,000	47,890
Seino Holdings Co., Ltd.	62,000	591,795
Seiren Co., Ltd.	188,100	1,550,681
Sekisui House SI Investment Co. (b)	150	149,439
Senshu Ikeda Holdings, Inc. (b)	109,260	499,699
Septeni Holdings Co., Ltd.	6,900	88,440

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Seria Co., Ltd.	7,600	$282,274
Shima Seiki Manufacturing, Ltd. (b)	77,225	1,190,788
Shimachu Co., Ltd.	102,200	2,232,849
Shindengen Electric Manufacturing Co., Ltd.	14,000	61,990
Shinkawa, Ltd. (a)	9,200	52,707
Shinkin Central Bank Preference Shares	43	78,831
Shinko Electric Industries Co., Ltd. (b)	28,700	207,618
Shinmaywa Industries, Ltd.	25,000	228,674
Shinsho Corp.	40,000	81,954
Ship Healthcare Holdings, Inc. (b)	15,500	596,009
SHO-BOND Holdings Co., Ltd.	10,900	482,633
Shochiku Co., Ltd. (b)	358,000	3,066,039
Showa Aircraft Industry Co., Ltd.	7,000	80,546
Showa Corp.	11,300	124,428
Showa Denko K.K. (b)	564,000	799,573
SIA Reit, Inc.	48	174,084
Sinanen Co., Ltd.	14,000	53,697
Sinfonia Technology Co., Ltd.	504,000	792,815
SKY Perfect JSAT Holdings, Inc.	25,400	136,144
Skymark Airlines, Inc. (a)	37,700	106,527
SMK Corp. (b)	132,343	499,892
SMS Co., Ltd. (a)	4,600	89,959
Sogo Medical Co., Ltd.	1,100	44,220
Sohgo Security Services Co., Ltd.	14,100	296,280
Sosei Group Corp. (a)	6,000	153,984
Sotetsu Holdings, Inc.	202,000	741,428
Square Enix Holdings Co., Ltd. (b)	31,200	643,783
Star Micronics Co., Ltd.	72,700	878,175
Starts Corp, Inc.	3,000	38,190
Starts Proceed Investment Corp.	68	114,891
Sumitomo Bakelite Co., Ltd.	54,000	208,166
Sumitomo Forestry Co., Ltd.	94,100	947,533
Sumitomo Mitsui Construction Co., Ltd. (a)	386,500	405,321
Sumitomo Osaka Cement Co., Ltd.	542,793	2,250,547
Sumitomo Real Estate Sales Co., Ltd.	3,700	116,944
Sumitomo Seika Chemicals Co., Ltd.	11,000	74,021
Sun Corp.	10,000	98,073
Sun Frontier Fudousan Co., Ltd.	5,800	80,198
SWCC Showa Holdings Co., Ltd. (a)	45,000	45,444
T RAD Co., Ltd.	15,000	42,676
Tadano, Ltd.	93,526	1,218,740
Taikisha, Ltd. (b)	6,000	130,388
Taiko Pharmaceutical Co., Ltd.	4,200	68,882
Taiyo Holdings Co., Ltd.	4,600	136,457
Taiyo Yuden Co., Ltd. (b)	61,700	762,675
Takaoka Toko Holdings Co., Ltd.	1,900	36,603
Takara Holdings, Inc.	265,000	2,025,101
Takasago International Corp.	288,694	1,670,745
Takasago Thermal Engineering Co., Ltd.	13,100	134,454
Takashima & Co., Ltd.	36,000	84,944
Takuma Co., Ltd.	135,000	967,422
Tamron Co., Ltd.	5,400	128,203
Tanseisha Co., Ltd.	16,100	72,539
Teikoku Electric Manufacturing Co.,Ltd.	1,800	59,077
Teikoku Sen-I Co., Ltd.	5,300	81,107
Tekken Corp. (a)	30,000	81,274
Temp Holdings Co., Ltd.	22,400	595,535
The 77 Bank, Ltd.	145,000	653,299
The Bank of Iwate, Ltd. (b)	1,800	87,129
The Bank of Nagoya, Ltd.	268,000	1,048,735
The Bank of Okinawa, Ltd. (b)	52,700	2,228,562
The Daishi Bank, Ltd.	27,000	99,364
The Daito Bank, Ltd.	41,000	44,987
The Ehime Bank, Ltd. (b)	700,000	1,502,161
The Eighteenth Bank, Ltd.	729,730	1,601,388
The Hokuetsu Bank, Ltd.	1,021,000	2,141,438
The Japan Steel Works, Ltd. (b)	76,000	341,681
The Kiyo Bank, Ltd.	127,100	1,631,560
The Michinoku Bank, Ltd.	713,000	1,474,671
The Minato Bank, Ltd.	786,000	1,373,792
The Miyazaki Bank, Ltd.	691,000	2,106,851
The Monogatari Corp.	1,400	44,045
The Musashino Bank, Ltd.	46,100	1,530,922
The Nanto Bank, Ltd.	134,000	506,151
The Nishi-Nippon City Bank, Ltd.	333,000	750,168
The Ogaki Kyoritsu Bank, Ltd.	19,000	52,027
The Oita Bank, Ltd.	415,000	1,615,915
The Okinawa Electric Power Co., Inc.	2,000	67,874
The San-In Godo Bank, Ltd.	10,000	67,777
The Sumitomo Warehouse Co., Ltd.	21,000	102,568
The Tochigi Bank, Ltd.	276,000	1,173,841
The Tokyo Tomin Bank, Ltd. (b)	49,800	516,932
Toa Corp.	33,000	67,612
Toagosei Co., Ltd.	565,818	2,428,427
Tobishima Corp. (a)	30,200	44,867
TOC Co., Ltd.	186,400	1,342,999
Toda Corp. (b)	35,000	115,211
Toei Co., Ltd.	327,000	1,968,636
Toho Holdings Co., Ltd.	71,719	1,520,943
Toho Zinc Co., Ltd. (b)	259,000	787,173
Tokai Carbon Co., Ltd.	114,000	387,435
Tokai Corp.	1,600	45,708
Tokai Rika Co., Ltd.	8,600	144,802
Tokai Tokyo Financial Holdings, Inc.	119,600	1,005,715
Toko, Inc.	17,000	53,318
Tokuyama Corp. (b)	233,000	764,713
Tokyo Dome Corp.	264,000	1,358,644
Tokyo Ohka Kogyo Co., Ltd.	5,400	119,604
Tokyo Seimitsu Co., Ltd.	9,200	162,319
Tokyo Steel Manufacturing Co., Ltd.	53,900	289,951
Tokyo Tekko Co., Ltd.	9,000	36,792
Tokyotokeiba Co., Ltd. (b)	73,000	218,323
Tokyu Construction Co., Ltd.	16,900	71,712
Tokyu REIT, Inc.	299	362,627
Tomen Electronics Corp.	3,000	47,920
Tomoe Engineering Co., Ltd.	2,800	46,465
TOMONY Holdings, Inc.	290,800	1,211,373
Tomy Co., Ltd.	20,500	95,150
Top REIT, Inc.	92	418,527
Topcon Corp.	19,200	315,448
Topre Corp.	5,500	58,960
Topy Industries, Ltd.	561,381	992,099
Torii Pharmaceutical Co., Ltd.	3,700	120,357

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Torishima Pump Manufacturing Co., Ltd.	5,600	$69,222
Toshiba Machine Co., Ltd.	51,000	241,666
Toshiba Plant Systems & Services Corp. (b)	12,000	179,211
Toshiba TEC Corp.	33,000	188,095
Totetsu Kogyo Co., Ltd. (b)	4,500	83,590
Towa Pharmaceutical Co., Ltd.	2,800	121,124
Toyo Construction Co., Ltd.	9,700	34,190
Toyo Corp./Chuo-ku	168,248	1,735,004
Toyo Engineering Corp. (b)	24,000	110,463
Toyo Ink Manufacturing Co., Ltd.	18,000	72,884
Toyo Tire & Rubber Co., Ltd.	175,000	1,242,171
Toyo Wharf & Warehouse Co., Ltd.	31,000	74,050
Toyobo Co., Ltd. (b)	1,087,788	1,711,139
TSI Holdings Co., Ltd.	69,700	462,253
Tsubakimoto Chain Co.	19,000	136,156
Tsukui Corp.	4,300	42,004
UACJ Corp. (b)	55,000	227,509
Ulvac, Inc. (a)	35,000	716,755
UMN Pharma, Inc. (a)	1,500	30,995
Unipres Corp.	17,900	322,421
United Arrows, Ltd.	11,300	419,148
UNITED, Inc. (a)	3,700	55,077
Unitika, Ltd. (a)	1,100,000	608,827
UNY Group Holdings Co., Ltd.	50,400	300,486
Usen Corp. (a)	50,110	157,651
Ushio, Inc.	27,400	354,389
UT Holdings Co., Ltd.	11,100	58,203
Valor Co., Ltd.	32,600	410,567
VT Holdings Co., Ltd.	23,700	130,944
Wacoal Holdings Corp.	11,000	112,473
Wacom Co., Ltd. (b)	76,000	535,029
Wakachiku Construction Co., Ltd.	38,000	51,658
Wakita & Co., Ltd.	11,000	128,708
Welcia Holdings Co., Ltd.	3,100	174,890
Xebio Co., Ltd.	8,000	139,438
YAMABIKO Corp.	1,500	61,320
Yamazen Corp.	8,700	57,530
Yaoko Co., Ltd. (b)	3,800	180,988
Yodogawa Steel Works, Ltd.	451,000	1,869,952
Yokogawa Bridge Holdings Corp.	8,000	88,401
Yoshinoya D&C Co., Ltd. (b)	6,600	84,339
Yushin Precision Equipment Co., Ltd.	1,400	40,783
Zenkoku Hosho Co., Ltd. (b)	19,400	512,950
Zenrin Co., Ltd. (b)	59,077	597,740
Zensho Co., Ltd. (b)	21,200	208,120
ZERIA Pharmaceutical Co., Ltd.	19,600	398,909

		270,049,882

JERSEY — 0.1%
Beazley PLC	80,549	354,519
Kentz Corp., Ltd.	24,548	308,371

		662,890

LUXEMBOURG — 0.3%
APERAM (a)	22,367	594,196
AZ Electronic Materials SA	144,034	967,229
COLT Telecom Group SA (a)	135,586	334,091
Oriflame Cosmetics SA SDR (b)	10,400	251,837
SAF-Holland SA (a)	6,291	97,934

		2,245,287

MALTA — 0.0% (d)
Unibet Group PLC, SDR	4,974	249,331

MONACO — 0.0% (d)
GasLog, Ltd.	11,371	264,831

MONGOLIA — 0.0% (d)
Mongolian Mining Corp. (a)	523,000	49,218

NETHERLANDS — 2.2%
Aalberts Industries NV	82,373	2,872,323
AerCap Holdings NV (a)	44,779	1,889,226
Arcadis NV	15,967	614,312
ASM International NV	60,328	2,422,489
BE Semiconductor Industries NV	6,655	102,867
BinckBank NV	44,025	520,794
Constellium NV (Class A) (a)	30,709	901,309
Corbion NV (b)	41,268	974,313
Eurocommercial Properties NV	21,506	945,388
Exact Holding NV	46,507	1,767,509
InterXion Holding NV (a)(b)	16,403	393,344
Koninklijke BAM Groep NV (b)	152,092	911,850
Koninklijke Ten Cate NV	3,552	109,366
Koninklijke Wessanen NV	5,519	31,453
PostNL NV (a)	238,675	1,089,495
Royal Imtech NV (a)(b)	210,757	578,047
TomTom NV (a)(b)	43,718	295,608
USG People NV	33,203	536,331
VastNed Retail NV	1,984	97,743
VistaPrint NV (a)	26,863	1,322,197
Wereldhave NV	11,115	946,576

		19,322,540

NEW ZEALAND — 1.4%
A2 Corp., Ltd. (a)	209,496	165,429
Air New Zealand, Ltd.	255,358	453,145
Calan Healthcare Properties Trust	46,984	51,371
Chorus, Ltd. (b)	152,373	226,760
DNZ Property Fund, Ltd.	270,941	360,892
Ebos Group, Ltd.	30,831	274,224
Fisher & Paykel Healthcare Corp., Ltd. (b)	617,978	2,279,063
Freightways, Ltd.	39,361	165,313
Goodman Property Trust	392,007	326,557
Infratil, Ltd. (b)	329,685	646,550
Kathmandu Holdings, Ltd.	69,096	230,838
Kiwi Income Property Trust	482,149	466,499
Mainfreight, Ltd.	62,796	722,009
Metlifecare, Ltd.	43,997	155,386
New Zealand Oil & Gas, Ltd.	70,649	46,899
Nuplex Industries, Ltd.	149,075	447,585
PGG Wrightson, Ltd.	109,124	38,824
Property for Industry, Ltd.	132,768	147,468
Restaurant Brands New Zealand, Ltd.	24,846	63,171
Ryman Healthcare, Ltd.	131,668	999,730
Sky City Entertainment Group, Ltd. (b)	291,680	994,704
Sky Network Television, Ltd.	116,872	633,848
Steel & Tube Holdings, Ltd.	17,222	45,580

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Summerset Group Holdings, Ltd.	65,072	$202,714
Trade Me, Ltd.	121,107	427,719
Xero, Ltd. (a)	39,675	1,354,741
Z Energy, Ltd.	76,683	259,512

		12,186,531

NORWAY — 1.2%
Archer, Ltd. (a)	60,466	78,776
Atea ASA	43,244	474,907
BW LPG, Ltd. (a)(f)	22,543	262,629
Deep Sea Supply PLC (a)	189,520	307,053
Det Norske Oljeselskap ASA (a)(b)	10,786	112,958
DNO International ASA (a)	98,629	376,425
Dolphin Group AS (a)	49,368	46,341
Ekornes ASA	49,644	787,730
Frontline, Ltd. (a)	21,646	84,602
Kongsberg Automotive Holding ASA (a)	119,051	109,167
Leroy Seafood Group ASA	1,410	45,806
Nordic Semiconductor ASA (a)	39,980	247,077
Norwegian Air Shuttle AS (a)(b)	9,070	383,430
Norwegian Property ASA	445,677	539,691
Opera Software ASA	30,277	395,970
ProSafe SE (b)	127,403	1,021,003
REC Silicon ASA (a)	957,403	624,298
REC Solar ASA (a)	11,936	185,408
Salmar ASA (a)	9,764	139,846
SpareBank 1 SMN	5,874	52,735
Tomra Systems ASA	178,230	1,711,732
Veidekke ASA	256,924	2,660,624
Wilh Wilhelmsen ASA	4,554	43,166

		10,691,374

PORTUGAL — 0.5%
Altri SGPS SA	294,344	1,070,183
CTT-Correios de Portugal SA (a)	17,113	187,980
Mota-Engil SGPS SA	8,499	69,111
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	138,070	2,026,641
ZON OPTIMUS SGPS SA	78,274	614,922

		3,968,837

SINGAPORE — 2.7%
AIMS AMP Capital Industrial REIT	255,000	271,719
Ascendas Hospitality Trust	163,000	95,269
Ascendas India Trust	172,000	105,316
Ascott Residence Trust	449,600	427,237
AusGroup, Ltd. (a)	254,000	68,673
Biosensors International Group, Ltd. (b)	687,000	510,791
Boustead Singapore, Ltd.	89,000	132,345
Bukit Sembawang Estates, Ltd.	284,080	1,224,376
Cache Logistics Trust	525,000	473,838
Cambridge Industrial Trust	1,045,187	598,413
Cape PLC	11,767	61,304
CapitaRetail China Trust	335,235	373,209
CDL Hospitality Trusts (b)	438,000	576,430
China New Town Development Co., Ltd. (a)	479,000	39,614
China Yuchai International, Ltd. (b)	23,164	490,614
CitySpring Infrastructure Trust	171,000	63,910
Civmec, Ltd.	67,000	39,426
Cordlife Group, Ltd.	264,000	245,620
Cosco Corp. Singapore, Ltd. (b)	587,000	333,748
Croesus Retail Trust	203,000	142,861
CSE Global, Ltd.	163,000	76,474
CWT, Ltd.	48,000	56,109
Ezion Holdings, Ltd. (b)	424,000	728,273
Ezra Holdings, Ltd. (b)	522,599	452,970
Far East Hospitality Trust	453,000	295,384
First Real Estate Investment Trust	568,616	486,074
Forterra Trust (a)	32,000	45,803
Fortune Real Estate Investment Trust (b)	169,000	130,502
Frasers Centrepoint Trust	278,000	393,495
Frasers Commercial Trust	167,000	166,661
Goodpack, Ltd.	106,000	180,382
HanKore Environment Tech Group, Ltd (a)	1,449,000	157,857
Haw Par Corp., Ltd. (b)	31,986	212,384
Healthway Medical Corp., Ltd. (a)	1,419,000	69,960
Hong Leong Finance, Ltd.	1,683,656	3,668,417
Hyflux, Ltd. (b)	325,000	316,588
IGG, Inc. (a)	474,000	429,573
International Healthway Corp., Ltd. (a)	170,000	43,259
Interra Resources, Ltd. (a)	282,000	89,698
ISDN Holdings, Ltd.	142,000	55,894
Jaya Holdings, Ltd.	104,000	64,093
K1 Ventures, Ltd.	277,000	43,173
Lian Beng Group, Ltd.	115,000	55,783
LionGold Corp., Ltd. (a)	446,000	53,199
Lippo Malls Indonesia Retail Trust	1,300,000	413,502
M1, Ltd.	316,000	871,949
Mapletree Commercial Trust (b)	605,746	587,659
Mapletree Greater China Commercial Trust	481,000	311,729
Mapletree Industrial Trust	802,948	871,555
Mewah International, Inc.	222,000	88,267
OM Holdings, Ltd. (a)	95,456	27,427
OUE Commercial Real Estate Investment Trust (a)	123,000	77,758
OUE Hospitality Trust	14,333	9,631
OUE, Ltd.	86,000	153,187
Oxley Holdings, Ltd.	133,000	72,446
Pan-United Corp., Ltd.	56,000	46,758
Parkway Life Real Estate Investment Trust	266,000	516,115
Petra Foods, Ltd.	77,000	225,939
Religare Health Trust	147,000	99,360
Rotary Engineering, Ltd.	100,000	54,869
Rowsley, Ltd. (a)	609,000	130,754
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (b)	414,000	339,088
Saizen REIT	41,000	29,017
Sinarmas Land, Ltd.	195,000	88,386
Singapore Post, Ltd. (b)	660,000	713,769
Sino Grandness Food Industry Group, Ltd. (a)	197,000	107,308
Soilbuild Business Space REIT	271,000	168,089

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Stamford Land Corp., Ltd.	64,000	$29,772
Starhill Global REIT	786,000	493,770
Super Group, Ltd. (b)	122,000	337,609
Swiber Holdings, Ltd. (a)	224,000	118,453
Tat Hong Holdings, Ltd.	73,000	44,118
Technics Oil & Gas, Ltd. (a)	115,000	66,757
Tiger Airways Holdings, Ltd. (a)	191,000	61,512
Tuan Sing Holdings, Ltd.	205,000	54,610
UMS Holdings, Ltd.	276,000	175,579
United Engineers, Ltd.	32,000	52,674
United Envirotech, Ltd.	201,000	237,354
Venture Corp., Ltd.	75,000	444,913
Wing Tai Holdings, Ltd.	871,299	1,267,923
Yongnam Holdings, Ltd.	481,000	86,060

		24,022,384

SOUTH KOREA — 7.3%
3S Korea Co., Ltd. (a)	15,237	86,459
Able C&C Co., Ltd.	7,069	217,824
Actoz Soft Co., Ltd. (a)	959	33,470
Advanced Process Systems Corp. (a)	5,817	47,544
Ahnlab, Inc.	2,097	101,654
AJ Rent A Car Co., Ltd. (a)	2,620	39,505
AK Holdings, Inc.	1,667	89,109
Amicogen, Inc. (a)	862	56,444
Aminologics Co., Ltd. (a)	20,778	33,184
Asiana Airlines, Inc. (a)	176,898	837,584
Binex Co., Ltd. (a)	14,507	85,043
Binggrae Co., Ltd.	3,903	337,335
Bioland, Ltd.	3,573	46,154
Bioneer Corp. (a)	3,334	49,018
Boryung Pharmaceutical Co., Ltd.	2,980	108,203
Bukwang Pharmaceutical Co., Ltd.	7,830	105,925
Celltrion Pharm, Inc. (a)	7,154	75,945
Chabio & Diostech Co., Ltd. (a)	33,073	399,256
Chemtronics Co., Ltd.	2,257	35,622
Choa Pharmaceutical Co. (a)	16,394	57,524
Chong Kun Dang Pharmaceutical Corp.	3,345	247,626
Chongkundang Holdings Corp.	1,944	103,734
CJ CGV Co., Ltd.	6,640	324,374
CJ E&M Corp. (a)	13,000	545,305
CJ Freshway Corp. (a)	1,536	40,693
CJ Korea Express Corp. (a)(b)	7,537	800,114
CJ O Shopping Co., Ltd.	2,061	705,362
CNK International Co., Ltd. (a)	16,071	51,333
Com2uSCorp (a)	5,565	146,385
Corentec Co., Ltd. (a)	2,464	44,560
Cosmax, Inc. (c)	8,039	453,135
Crown Confectionery Co., Ltd.	255	79,294
CrucialTec Co., Ltd. (a)	5,764	68,500
CrystalGenomics, Inc. (a)	4,846	56,680
CTC BIO, Inc. (a)	6,192	106,744
D.I Corp. (a)	9,020	108,889
Dae Han Flour Mills Co., Ltd.	437	59,323
Daeduck GDS Co., Ltd.	3,010	46,658
Daesang Corp.	15,090	578,394
Daesang Holdings Co., Ltd.	4,520	49,257
Daewon Pharmaceutical Co., Ltd.	8,330	89,212
Daewoong Pharmaceutical Co., Ltd.	1,670	109,979
Daou Technology, Inc.	6,100	81,948
Daum Communications Corp. (b)	14,980	1,100,508
DGB Financial Group, Inc.	73,500	1,063,366
Digital Power Communications Co., Ltd.	12,660	39,308
Dong-A Pharmaceutical Co., Ltd.	3,911	440,904
Dong-A ST Co., Ltd. (b)	6,502	714,673
Dongbu HiTek Co., Ltd. (a)	6,650	41,857
DongKook Pharmaceutical Co., Ltd.	2,886	93,538
Dongkuk Steel Mill Co., Ltd.	37,000	432,759
Dongsuh Co., Inc.	2,591	38,459
Dongsung Finetec Co., Ltd.	3,928	45,020
Dongwha Pharm Co., Ltd.	30,160	156,686
Dongwon F&B Co., Ltd.	390	67,232
Duksan Hi-Metal Co., Ltd. (a)	2,376	40,513
EG Corp.	2,129	52,802
EM-Tech Co., Ltd. (a)	4,301	43,436
Eo Technics Co., Ltd.	1,751	83,565
Eugene Investment & Securities Co., Ltd. (a)	183,519	439,639
Eugene Technology Co., Ltd.	3,368	68,819
Fila Korea, Ltd.	6,414	530,859
Gamevil, Inc. (a)	963	61,248
GemVax & Kael Co., Ltd. (a)(b)	12,523	158,236
Genic Co., Ltd. (a)	2,510	47,514
Golfzon Co., Ltd.	1,597	31,656
Grand Korea Leisure Co., Ltd. (b)	20,820	855,724
Green Cross Cell Corp. (a)	1,623	40,253
Green Cross Corp.	4,707	557,172
Green Cross Holdings Corp.	12,490	188,327
GS Engineering & Construction Corp. (a)(b)	19,240	656,125
GS Global Corp.	5,730	45,648
GS Home Shopping, Inc.	777	172,999
Haansoft, Inc.	5,992	131,723
Haesung Industrial Co., Ltd.	598	32,135
Hana Tour Service, Inc.	15,474	1,071,383
Hanall Biopharma Co., Ltd. (a)	14,450	55,658
Hanil Cement Co., Ltd.	1,288	156,092
Hanil E-Wha Co., Ltd.	7,470	144,916
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	25,546	323,990
Hanjin Kal Corp. (a)	7,860	173,526
Hanjin Shipping Co., Ltd. (a)	53,828	325,158
Hanjin Shipping Holdings Co., Ltd. (a)	11,070	63,126
Hanjin Transportation Co., Ltd.	3,680	92,307
Hankook Shell Oil Co., Ltd.	285	124,233
Hanmi Pharm Co., Ltd. (a)(b)	7,692	823,794
Hanmi Pharm Co., Ltd. (a)	8,030	102,219
Hanmi Semiconductor Co., Ltd.	5,090	62,881
Hansae Co., Ltd.	2,500	52,727
Hansol Chemical Co., Ltd.	1,380	39,866
Hansol CSN Co., Ltd.	24,190	68,631
Hansol Paper Co.	63,349	720,112
Hansol Technics Co., Ltd. (a)	2,940	58,554
Hanssem Co., Ltd.	4,890	321,574
Hanwha Securities Co. (a)	126,652	437,859
Harim Co., Ltd. (a)	11,359	66,162
Heung-A Shipping Co., Ltd.	36,840	46,031

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Hite Jinro Co., Ltd. (b)	30,054	$663,506
Humax Co., Ltd.	49,676	611,354
Huons Co., Ltd.	3,991	151,849
Hwa Shin Co., Ltd.	2,980	34,435
Hyundai BNG Steel Co., Ltd. (a)	2,280	41,340
Hyundai Corp.	4,000	119,123
Hyundai Development Co.	42,480	1,197,238
Hyundai Elevator Co., Ltd. (a)	6,256	265,062
Hyundai Engineering Plastics Co., Ltd.	4,700	30,908
Hyundai Greenfood Co., Ltd.	40,140	648,605
Hyundai Home Shopping Network Corp.	3,747	550,900
Hyundai Hy Communications & Networks Co., Ltd.	6,870	33,626
Hyundai Hysco Co., Ltd.	1,940	100,240
Hyundai Securities Co., Ltd. (a)(b)	80,690	489,696
i-SENS, Inc. (a)	1,560	77,674
Il Dong Pharmaceutical Co., Ltd.	8,640	108,360
Iljin Display Co., Ltd.	5,260	78,570
Ilyang Pharmaceutical Co., Ltd. (a)	3,660	89,398
iMarketKorea, Inc.	7,660	236,395
Infraware, Inc. (a)	7,523	61,487
InkTec Co., Ltd. (a)	1,572	30,939
Innox Corp. (a)	3,215	67,505
Interpark Corp.	8,176	93,708
iNtRON Biotechnology, Inc. (a)	4,293	61,101
JB Financial Group Co., Ltd. (b)	266,061	1,792,153
Jeil Pharmaceutical Co.	6,410	101,770
JoyCity Corp. (a)	1,354	32,818
Jusung Engineering Co., Ltd. (a)	6,279	33,505
JW Pharmaceutical Corp.	8,100	128,602
JYP Entertainment Corp. (a)	11,353	61,327
KC Green Holdings Co., Ltd.	5,010	52,009
KCP Co., Ltd.	5,438	69,990
Kginicis Co., Ltd.	4,968	79,576
KGMobilians Co., Ltd.	2,708	41,086
KH Vatec Co., Ltd.	4,313	82,455
Koh Young Technology, Inc.	2,601	52,291
Kolao Holdings (b)	7,753	180,268
Kolon Industries, Inc.	4,174	213,317
Kolon Life Science, Inc.	1,773	94,609
Komipharm International Co., Ltd. (a)	13,231	100,931
KONA I Co., Ltd. (b)	4,494	151,777
Korea Electric Terminal Co., Ltd.	2,470	102,216
Korea Investment Holdings Co., Ltd.	25,220	871,902
Korea Kolmar Co., Ltd.	3,900	109,916
Korea Line Corp. (a)	3,850	79,752
Korea Petrochemical Ind Co., Ltd.	624	44,846
Korea Real Estate Investment & Trust Co.	50,572	98,108
Korea United Pharm, Inc.	6,300	68,359
Korean Air Lines Co., Ltd. (a)	14,090	510,282
Korean Reinsurance Co.	120,938	1,170,239
Kortek Corp.	6,067	80,365
KT Skylife Co., Ltd.	14,448	323,721
Ktis Corp.	12,510	57,587
Kumho Industrial Co., Ltd. (a)	7,300	88,811
Kumho Tire Co., Inc. (a)(b)	59,320	741,187
Kwang Dong Pharmaceutical Co., Ltd.	16,740	126,283
KyungDong City Gas Co., Ltd.	472	48,333
Kyungdong Pharm Co., Ltd.	6,637	120,650
LEENO Industrial, Inc.	3,113	86,858
LG Fashion Corp.	11,980	314,004
LG Hausys, Ltd.	2,192	327,425
LG Innotek Co., Ltd. (a)(b)	5,190	502,203
LG International Corp.	35,528	941,227
LG Life Sciences, Ltd. (a)(b)	26,471	947,480
LIG Insurance Co., Ltd.	37,470	1,101,800
Lock & Lock Co., Ltd.	3,060	45,708
Logistics Energy Korea Co., Ltd. (a)	20,680	36,913
Lotte Chilsung Beverage Co., Ltd.	423	592,903
Lotte Confectionery Co., Ltd.	144	246,617
LOTTE Himart Co., Ltd.	4,074	277,099
Lotte Samkang Co., Ltd.	703	521,744
LS Industrial Systems Co., Ltd.	10,517	663,951
LS Uplus Corp.	8,159	584,839
Lumens Co., Ltd. (a)	14,371	179,562
Macquarie Korea Infrastructure Fund	109,380	664,840
Macrogen, Inc. (a)	2,030	75,807
Maeil Dairy Industry Co., Ltd.	1,369	56,396
Mando Corp.	5,270	668,373
Medifron DBT Co., Ltd. (a)	17,230	51,474
Medipost Co., Ltd. (a)(b)	5,363	351,672
Medy-Tox, Inc.	2,381	323,223
MegaStudy Co., Ltd.	6,083	406,886
Melfas, Inc. (a)(b)	14,154	134,300
Meritz Finance Holdings Co., Ltd.	8	59
Meritz Fire & Marine Insurance Co., Ltd.	90,818	1,266,990
Meritz Securities Co., Ltd.	398,687	853,968
Mirae Asset Securities Co., Ltd.	17,067	662,189
Mirae Corp. (a)	163,980	40,207
Modetour Network, Inc.	2,805	64,430
Muhak Co., Ltd. (a)	3,950	86,834
Naturalendo Tech Co., Ltd. (a)	3,108	178,401
Neowiz Games Corp. (a)	11,274	173,169
NEPES Corp. (a)	5,313	39,980
NICE Holdings Co., Ltd.	4,890	63,626
NongShim Co., Ltd.	2,621	734,998
Opto Device Technology Co., Ltd.	4,241	51,795
Osstem Implant Co., Ltd. (a)	2,780	60,069
Ottogi Corp.	692	243,138
Pan Ocean Co., Ltd. (a)	9	40
Paradise Co., Ltd.	33,530	1,022,170
Partron Co., Ltd. (b)	23,550	292,038
Pharmicell Co., Ltd. (a)	8,960	32,239
Poongsan Corp.	40,943	980,832
Posco ICT Co., Ltd.	7,233	60,340
Power Logics Co., Ltd. (a)	14,190	62,455
Redrover Co., Ltd. (a)	9,588	62,332
S&T Dynamics Co., Ltd.	6,670	76,134
S-Energy Co., Ltd.	4,773	51,342
Sajo Industries Co., Ltd. (a)	1,120	33,460
Sam Yung Trading Co., Ltd.	5,400	106,280
Samchully Co., Ltd.	450	59,185
Samchuly Bicycle Co., Ltd.	5,053	85,210
Samjin Pharmaceutical Co., Ltd.	9,770	163,835
Samsung Fine Chemicals Co., Ltd. (b)	30,940	1,421,359

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

SAMT Co., Ltd. (a)	32,418	$60,453
Samyang Holdings Corp.	4,662	312,712
Sapphire Technology Co., Ltd. (a)	2,440	104,986
SeAH Steel Corp.	600	60,595
Sebang Co., Ltd.	2,380	41,588
Seegene, Inc. (a)	2,315	115,701
SEOWONINTECH Co., Ltd.	2,657	35,445
SFA Engineering Corp.	26,184	1,081,109
Shine Co., Ltd. (a)	6,457	81,892
Shinsegae Co., Ltd.	1,657	358,813
Silicon Works Co., Ltd.	1,700	36,653
Silla Co., Ltd.	1,450	38,550
Sindoh Co., Ltd.	780	46,604
SK Broadband Co., Ltd. (a)	160,980	635,179
SK Chemicals Co., Ltd.	17,178	1,015,075
SK Communications Co., Ltd. (a)	5,331	36,059
SK Networks Co., Ltd. (a)	40,800	362,599
SM Culture & Contents Co., Ltd. (a)	14,235	51,018
SM Entertainment Co. (a)(b)	8,615	382,412
Soulbrain Co., Ltd.	1,647	59,338
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	16,653	86,828
Suheung Capsule Co., Ltd.	1,560	55,984
Sungwoo Hitech Co., Ltd.	5,208	82,686
Suprema, Inc. (a)	2,991	67,578
Synopex, Inc. (a)	27,536	50,703
Taekwang Industrial Co., Ltd.	504	648,673
Taihan Electric Wire Co., Ltd. (a)	27,060	53,385
Tera Semicon Co., Ltd. (a)	2,417	37,012
The Basic House Co., Ltd.	1,800	37,540
Tong Yang Securities, Inc. (a)(b)	91,980	209,546
Tovis Co., Ltd.	6,895	40,808
Value Added Technologies Co., Ltd.	3,296	42,576
Vieworks Co., Ltd.	1,496	36,963
ViroMed Co., Ltd. (a)	4,844	228,901
WeMade Entertainment Co., Ltd. (a)	2,184	98,074
Whanin Pharmaceutical Co., Ltd.	8,330	98,212
Wins Technet Co., Ltd.	3,929	51,675
WiSoL Co., Ltd. (a)	4,650	53,732
Wonik IPS Co., Ltd. (a)	17,190	144,051
Woojeon & Handan Co., Ltd.	8,280	52,506
Woongjin Chemical Co., Ltd. (a)	2,900	38,142
Woongjin Thinkbig Co., Ltd. (a)	6,370	42,130
Wooree ETI Co., Ltd.	11,894	30,840
Woori Investment & Securities Co., Ltd.	3	25
YG Entertainment, Inc.	1,491	88,806
Young Poong Corp.	566	627,441
Youngone Corp.	4,780	177,603
Yuhan Corp.	9,618	1,639,971
Yungjin Pharmaceutical Co., Ltd. (a)	51,580	89,403

		64,258,846

SPAIN — 1.1%
Abengoa SA	92,787	519,463
Construcciones y Auxiliar de Ferrocarriles SA	2,396	1,229,936
Faes Farma SA	240,709	827,734
Gamesa Corp. Tecnologica SA (a)	91,419	992,866
Inmobiliaria Colonial SA (a)	20,248	52,186
Let’s GOWEX SA	10,029	343,903
NH Hoteles SA (a)	18,666	132,748
Promotora de Informaciones SA (Class A) (a)	175,677	101,693
Sacyr SA (a)	94,658	628,829
Tubacex SA	171,598	789,926
Tubos Reunidos SA	230,339	652,390
Vidrala SA	54,547	2,931,244
Zeltia SA (a)	188,194	691,243

		9,894,161

SWEDEN — 2.7%
AarhusKarlshamn AB	21,124	1,384,689
AddTech AB	4,110	64,500
Arcam AB (a)	5,127	155,782
Avanza Bank Holding AB	3,026	115,980
Axfood AB (b)	16,955	936,198
Axis Communications AB (b)	28,786	983,871
B&B Tools AB (Class B)	2,183	40,067
Betsson AB	26,359	957,430
BillerudKorsnas AB	90,692	1,251,927
BioGaia AB (Class B)	2,064	67,648
Clas Ohlson AB (Class B)	8,118	171,537
D. Carnegie Co. & AB (a)(c)	30	0
Eniro AB (a)	37,086	331,761
Fabege AB (b)	87,946	1,144,842
Fingerprint Cards AB (Class B) (a)	20,000	166,575
Haldex AB	100,350	1,172,431
Hexpol AB	4,727	415,938
Holmen AB (Class B)	8,226	301,328
Indutrade AB	1,419	67,628
Intrum Justitia AB	55,108	1,501,041
JM AB	32,262	1,056,898
Kungsleden AB	174,107	1,436,670
Lindab International AB (a)	3,493	41,995
Loomis AB (Class B)	4,496	115,459
Medivir AB (Class B) (a)	8,140	143,753
NCC AB (Class B) (b)	16,210	585,541
Net Entertainment NE AB (Class B)	3,394	80,616
New Wave Group AB (Class B)	200,352	1,412,203
Nibe Industrier AB (Class B)	17,989	461,964
Nobia AB	102,030	900,929
Opus Group AB	66,189	112,296
Orexo AB (a)	5,936	120,166
Peab AB	18,229	128,601
Saab AB	20,440	622,953
SAS AB (a)(b)	48,682	107,748
Swedish Orphan Biovitrum AB (a)	124,124	1,357,341
Vostok Nafta Investment, Ltd. ADR (a)	6,625	51,602
Wihlborgs Fastigheter AB	197,220	3,832,734

		23,800,642

SWITZERLAND — 2.8%
Autoneum Holding AG	1,030	237,051
Basilea Pharmaceutica AG (a)	9,185	1,049,150
Belimo Holding AG	1,475	4,089,291
Bossard Holding AG	355	101,876
Burckhardt Compression Holding AG	355	184,864
Comet Holding AG	226	138,668

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Daetwyler Holding AG (b)	12,699	$1,998,258
Evolva Holding SA (a)	111,445	172,842
Forbo Holding AG	877	921,329
Gategroup Holding AG (a)	4,845	142,605
Georg Fischer AG	1,420	1,101,953
Huber & Suhner AG	1,247	67,690
Implenia AG	1,260	94,284
Kaba Holding AG (Class B)	486	232,175
Kudelski SA	68,674	995,106
Kuoni Reisen Holding (Class B)	4,383	1,969,832
Leonteq AG	1,449	300,839
Logitech International SA	89,440	1,336,512
Meyer Burger Technology AG (a)	40,354	655,550
Mobimo Holding AG	3,284	697,062
Nobel Biocare Holding AG (b)	77,791	1,118,408
Orascom Development Holding AG (a)	3,985	63,834
Rieter Holding AG	308	68,619
Schmolz + Bickenbach AG (a)(b)	195,891	272,764
Schweizerische National-Versicherungs-Gesellschaft AG	4,487	306,803
Tecan Group AG	1,968	236,156
Temenos Group AG	59,645	2,099,914
U-Blox AG	2,453	337,119
Valiant Holding AG	7,015	706,384
Valora Holding AG	8,478	2,380,194

		24,077,132

UNITED ARAB EMIRATES — 0.0% (d)
Polarcus, Ltd. (a)	61,335	47,637

UNITED KINGDOM — 11.3%
A.G.BARR PLC	48,838	496,664
African Barrick Gold, Ltd.	40,703	178,806
Air Berlin PLC (a)(b)	22,747	54,864
Alent PLC	46,608	246,317
Amarin Corp. PLC, ADR (a)(b)	69,630	126,030
APR Energy PLC (b)	14,008	188,112
Asia Resource Minerals PLC (a)	14,336	55,150
Atkins WS PLC	41,622	965,217
Aveva Group PLC	26,066	909,967
Bellway PLC	27,286	755,132
Betfair Group PLC	6,648	122,580
Big Yellow Group PLC	16,101	146,696
Bodycote PLC	160,606	2,160,777
Bovis Homes Group PLC	124,567	1,859,702
Brammer PLC	7,141	58,276
Brewin Dolphin Holdings PLC	30,501	171,872
Britvic PLC	108,398	1,340,911
BTG PLC (a)	61,447	555,744
Cable & Wireless Communications PLC	1,378,313	1,208,672
Carillion PLC (b)	222,346	1,340,394
Centamin PLC (a)	488,775	413,135
Chemring Group PLC	202,479	877,664
Cineworld Group PLC	47,566	246,424
Clarkson PLC	3,937	160,676
Computacenter PLC	6,660	73,115
Countrywide PLC	28,406	309,952
Cranswick PLC	3,914	79,803
Crest Nicholson Holdings PLC	33,973	222,758
CSR PLC	114,616	1,386,300
Dairy Crest Group PLC	182,190	1,468,877
Darty PLC	370,691	726,147
De La Rue PLC	39,475	536,029
Dechra Pharmaceuticals PLC	7,214	80,339
Development Securities PLC	13,762	53,687
Devro PLC	37,768	148,597
Dialight PLC	7,310	110,596
Diploma PLC	25,494	304,954
Domino Printing Sciences PLC	8,296	108,778
Domino’s Pizza UK & IRL PLC	58,541	538,245
Dunelm Group PLC	41,889	660,292
Electrocomponents PLC	42,323	199,681
Elementis PLC	435,232	2,078,836
EnQuest PLC (a)	314,763	650,699
Enterprise Inns PLC (a)	456,728	1,114,740
esure Group PLC	30,718	143,239
F&C Asset Management PLC	141,243	287,277
Fenner PLC	174,765	1,161,359
Fidessa Group PLC	6,359	268,958
Fortune Oil PLC	427,605	87,328
Foxtons Group PLC (a)	46,673	279,730
Galliford Try PLC	117,532	2,600,170
Gem Diamonds, Ltd. (a)	101,897	293,888
Genus PLC	35,508	586,052
Go-Ahead Group PLC	5,428	168,588
Grainger PLC	60,947	244,875
Greggs PLC	15,438	130,103
Halfords Group PLC	90,691	698,221
Hansteen Holdings PLC	48,888	89,002
Henderson Group PLC	149,392	655,772
Heritage Oil PLC (a)	128,149	507,404
Hochschild Mining PLC	23,440	65,944
Home Retail Group PLC	383,206	1,383,775
Homeserve PLC	143,383	752,979
Howden Joinery Group PLC	175,733	1,090,154
Hunting PLC	67,100	963,724
Hyder Consulting PLC	7,248	51,355
Imagination Technologies Group PLC (a)(b)	68,452	231,891
Intermediate Capital Group PLC	148,745	1,025,894
International Personal Finance PLC	44,246	377,675
Interserve PLC	165,210	2,010,638
IP Group PLC (a)	124,432	431,074
ITE Group PLC	322,606	1,027,260
J.D. Wetherspoon PLC	150,952	2,155,465
James Fisher & Sons PLC	7,156	174,538
Johnston Press PLC (a)	140,078	51,377
Jupiter Fund Management PLC	109,392	730,951
Kcom Group PLC	31,377	51,892
Keller Group PLC	58,884	1,054,329
Kier Group PLC	60,940	1,680,400
Laird PLC	211,308	1,057,903
Lavendon Group PLC	37,657	150,672
Londonmetric Property PLC	105,451	249,112
Marshalls PLC	12,332	36,390
Marston’s PLC	63,499	152,442
Mcbride PLC	154,521	273,066

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Michael Page International PLC	173,447	$1,419,208
Micro Focus International PLC	77,332	1,070,714
Mitchells & Butlers PLC (a)	172,686	1,312,219
Mitie Group PLC (b)	522,209	2,833,806
Moneysupermarket.com Group PLC	90,441	282,107
Morgan Crucible Co. PLC	321,655	1,920,301
Morgan Sindall PLC	69,208	881,504
Mucklow A & J Group PLC	11,173	83,077
N Brown Group PLC	144,553	1,377,267
National Express Group PLC	215,377	1,005,743
NCC Group PLC	44,263	138,362
NMC Health PLC	7,708	64,830
Northgate PLC	21,779	188,806
Oxford Immunotec Global PLC (a)	2,859	57,380
Oxford Instruments PLC	16,434	347,132
Pace PLC	181,904	1,366,495
Paragon Group of Cos PLC	42,438	291,492
PayPoint PLC	100,971	1,927,422
Pendragon PLC	150,656	75,978
Petra Diamonds, Ltd. (a)	26,634	66,249
Petropavlovsk PLC (b)	79,908	102,911
Photo-Me International PLC	32,804	74,241
Premier Farnell PLC	483,759	1,886,401
Premier Foods PLC (a)	241,941	64,536
Premier Foods PLC (a)(b)	211,814	235,711
QinetiQ Group PLC	286,083	1,077,415
Redrow PLC (b)	259,533	1,408,808
Regus PLC	277,860	1,020,968
Renishaw PLC (b)	20,059	652,107
Renold PLC (a)	55,197	51,302
Restaurant Group PLC	259,186	3,080,887
Ricardo PLC	6,654	72,050
RPC Group PLC	11,284	118,799
RPS Group PLC	242,464	1,263,604
Safestore Holdings PLC	46,339	183,092
Salamander Energy PLC (a)	142,001	240,288
SDL PLC	8,719	49,567
Senior PLC	548,159	2,810,130
Shanks Group PLC	435,785	804,620
SIG PLC	330,176	1,106,961
Smiths News PLC	14,646	37,053
SOCO International PLC	109,439	722,507
Speedy Hire PLC	151,030	149,815
Spirent Communications PLC	353,681	582,858
Spirit Pub Co. PLC	347,998	471,384
ST Modwen Properties PLC	9,090	60,618
Stobart Group, Ltd.	55,035	120,883
Stolt-Nielsen, Ltd.	1,558	45,280
SuperGroup PLC (a)	5,328	151,626
SVG Capital PLC (a)	19,023	133,041
Synergy Health PLC	6,930	159,436
Synthomer PLC	134,203	633,622
Ted Baker PLC	2,094	74,987
Telecom Plus PLC	23,312	695,288
Topps Tiles PLC	27,727	63,791
Trinity Mirror PLC (a)	100,500	323,369
Tritax Big Box REIT PLC (a)	46,384	82,452
Tullett Prebon PLC	233,377	1,096,801
Tyman PLC	45,297	226,551
Ultra Electronics Holdings PLC	53,742	1,603,768
Unite Group PLC	329,600	2,384,798
Vectura Group PLC (a)	113,367	289,642
Victrex PLC	54,618	1,829,323
WH Smith PLC	118,579	2,378,199
Wincanton PLC (a)	241,629	451,172
Workspace Group PLC	15,328	151,408
Xaar PLC	29,445	460,457
Xchanging PLC	12,252	33,907

		99,353,599

UNITED STATES — 0.1%
Diligent Board Member Services, Inc. (a)	25,719	92,618
Kofax, Ltd. (a)	12,127	100,077
Magnachip Semiconductor Corp. (a)	3,124	43,548
Protalix BioTherapeutics, Inc. (a)	27,760	125,909

		362,152

TOTAL COMMON STOCKS —
(Cost $826,460,257)		870,646,883

PREFERRED STOCKS — 0.0% (d)
GERMANY — 0.0% (d)
Jungheinrich AG (Cost $118,017)	1,954	148,094

SHORT TERM INVESTMENTS — 11.0%
UNITED STATES — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	94,883,675	94,883,675
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	1,549,603	1,549,603

TOTAL SHORT TERM INVESTMENTS —
(Cost $96,433,278)		96,433,278

TOTAL INVESTMENTS — 110.3%
(Cost $923,011,552)		967,228,255
OTHER ASSETS & LIABILITIES — (10.3)%		(90,097,193)

NET ASSETS — 100.0%		$877,131,062

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 13.4%
Abacus Property Group	3,123,641	$6,803,596
Astro Japan Property Group	757,838	2,634,009
BWP Trust (a)	5,159,907	11,143,134
CFS Retail Property Trust Group	26,163,212	45,831,325
Charter Hall Retail REIT	3,235,245	10,734,943
Dexus Property Group	59,245,114	58,206,027
Goodman Group	16,258,691	71,278,125
GPT Group (a)	16,527,674	56,066,361
Investa Office Fund	6,444,917	19,354,051
Westfield Group	20,547,427	195,204,965
Westfield Retail Trust	31,670,908	87,475,479

		564,732,015

AUSTRIA — 1.8%
Atrium European Real Estate, Ltd. (b)	1,852,941	10,457,873
CA Immobilien Anlagen AG (a)(b)	757,198	13,686,917
IMMOFINANZ AG (b)	11,221,591	52,600,386

		76,745,176

BELGIUM — 0.8%
Befimmo SA (a)	194,069	13,764,290
Cofinimmo (a)	168,726	20,112,950

		33,877,240

BRAZIL — 1.0%
BR Malls Participacoes SA	4,854,040	42,119,257

CANADA — 9.6%
Artis REIT	652,545	9,299,690
Boardwalk REIT	272,097	14,949,003
Brookfield Asset Management, Inc. (Class A) (a)	6,013,764	245,345,226
Calloway REIT	690,146	16,107,054
Canadian Apartment Properties REIT	568,841	10,987,715
Canadian REIT	353,654	14,440,938
Chartwell Retirement Residences	890,309	8,396,935
Crombie Real Estate Investment Trust (b)(c)	270,074	3,144,499
Crombie Real Estate Investment Trust (c)	110,067	1,329,280
First Capital Realty, Inc. (a)	1,015,557	16,147,701
H&R REIT	1,401,536	29,027,509
RioCan REIT	1,568,927	37,853,251

		407,028,801

CHINA — 2.5%
Hongkong Land Holdings, Ltd.	12,437,000	80,467,390
Kerry Properties, Ltd.	7,796,670	25,931,776

		106,399,166

FRANCE — 9.6%
Fonciere Des Regions	466,394	43,222,365
Gecina SA	278,029	36,978,158
Klepierre	1,033,674	46,272,981
Mercialys SA	583,830	12,230,884
Unibail-Rodamco SE	1,027,514	266,948,182

		405,652,570

HONG KONG — 7.5%
Champion REIT	27,654,174	12,620,232
Hang Lung Group, Ltd.	8,994,808	45,281,035
Hang Lung Properties, Ltd.	24,152,755	69,434,442
Hysan Development Co., Ltd.	7,426,846	32,313,322
Kerry Logistics Network, Ltd. (b)	250	367
Prosperity REIT (a)	12,981,000	3,748,518
The Link REIT	24,426,355	120,131,421
Wheelock & Co., Ltd.	8,598,545	33,586,984

		317,116,321

ITALY — 0.2%
Beni Stabili SpA (a)	8,648,347	7,449,738

JAPAN — 21.2%
Activia Properties, Inc.	2,445	19,681,556
Aeon Mall Co., Ltd.	1,205,540	30,856,954
Daibiru Corp.	606,200	6,474,923
Daiwa Office Investment Corp. (a)	2,450	11,859,251
Frontier Real Estate Investment Corp. (a)	4,882	26,025,324
Fukuoka REIT Corp. (a)	6,148	9,903,901
Global One Real Estate Investment Co., Ltd. (a)	1,932	5,684,284
Hankyu REIT, Inc.	976	4,947,051
Heiwa Real Estate Co., Ltd.	368,500	5,896,859
Hulic Co., Ltd.	4,032,790	55,370,831
Japan Excellent, Inc.	12,850	16,420,450
Japan Prime Realty Investment Corp. (a)	7,945	25,767,151
Japan Real Estate Investment Corp.	12,561	63,180,055
Japan Retail Fund Investment Corp.	23,116	45,610,246
Kenedix Office Investment Corp.	3,166	15,740,079
Mitsui Fudosan Co., Ltd.	9,315,000	284,827,256
Mori Hills REIT Investment Corp. (a)	12,455	16,496,208
Mori Trust Sogo REIT, Inc. (a)	10,180	15,371,073
Nippon Building Fund, Inc.	14,631	76,575,317
Nomura Real Estate Office Fund, Inc.	3,941	17,239,603
NTT Urban Development Corp.	1,147,531	10,830,705
Orix JREIT, Inc.	19,158	23,960,289
Premier Investment Corp.	2,045	7,952,833
Tokyu Fudosan Holdings Corp.	5,490,200	41,049,221
Tokyu REIT, Inc. (a)	9,808	11,895,123
Top REIT, Inc.	1,634	7,433,403
United Urban Investment Corp.	25,177	37,062,030

		894,111,976

NETHERLANDS — 2.2%
Corio NV	1,039,537	47,524,033
Eurocommercial Properties NV	394,166	17,327,250
VastNed Retail NV (a)	200,943	9,899,563
Wereldhave NV (a)	227,504	19,374,705

		94,125,551

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	8,333,393	6,580,483
Goodman Property Trust	10,742,361	8,948,814
Kiwi Income Property Trust (a)	10,251,749	9,918,987

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Precinct Properties	8,967,533	$7,781,574

		33,229,858

PHILIPPINES — 1.5%
Ayala Land, Inc.	59,962,400	39,979,390
SM Prime Holdings, Inc.	76,523,600	24,913,470

		64,892,860

SINGAPORE — 7.6%
Ascendas REIT	21,601,831	38,821,628
Cambridge Industrial Trust (a)	11,748,115	6,726,288
CapitaCommercial Trust (a)	23,778,676	28,079,467
CapitaLand, Ltd. (a)	26,527,999	60,964,508
CapitaMall Trust	27,447,168	41,250,962
Frasers Commercial Trust (a)	5,126,170	5,115,775
Global Logistic Properties, Ltd.	32,209,000	67,873,126
Guocoland, Ltd. (a)	3,575,666	6,226,956
Mapletree Logistics Trust	15,498,418	12,878,889
Singapore Land, Ltd. (a)	881,000	6,606,362
Starhill Global REIT	14,589,482	9,165,195
Suntec REIT (a)	24,023,351	31,711,473
United Industrial Corp., Ltd. (a)	2,789,000	6,986,084

		322,406,713

SOUTH AFRICA — 1.6%
Capital Property Fund	16,719,950	16,659,702
Fountainhead Property Trust	12,044,428	8,611,424
Growthpoint Properties, Ltd.	14,838,498	34,423,160
SA Corporate Real Estate Fund	14,517,222	5,520,958
Sycom Property Fund	1,509,786	3,301,522

		68,516,766

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	35,998	0

SWEDEN — 2.4%
Castellum AB	1,819,863	30,202,167
Fabege AB (a)	1,474,989	19,200,757
Great Portland Estates PLC	3,637,858	38,269,238
Kungsleden AB	1,442,574	11,903,619

		99,575,781

SWITZERLAND — 2.2%
PSP Swiss Property AG (b)	407,550	38,339,735
Swiss Prime Site AG (b)	639,788	54,429,239

		92,768,974

THAILAND — 0.5%
Central Pattana PCL NVDR	14,256,637	20,655,424

UNITED KINGDOM — 13.2%
Big Yellow Group PLC	1,320,592	12,031,881
British Land Co. PLC	10,545,496	114,979,250
Capital & Counties Properties PLC	7,009,853	40,902,671
Derwent London PLC	905,896	40,928,172
Grainger PLC	4,371,036	17,562,088
Hammerson PLC	7,535,881	69,601,486
Intu Properties PLC (a)	7,313,573	34,383,764
Land Securities Group PLC	8,245,491	140,351,474
Segro PLC	7,847,557	43,435,745
Shaftesbury PLC	2,939,632	32,247,316
Workspace Group PLC	1,112,287	10,987,020

		557,410,867

TOTAL COMMON STOCKS —
(Cost $3,684,624,762)		4,208,815,054

RIGHTS — 0.1%
UNITED KINGDOM — 0.1%
Intu Properties PLC (expiring 4/17/14) (b) (Cost $0)	2,089,592	3,309,481

SHORT TERM INVESTMENTS — 2.8%
UNITED STATES — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	91,383,076	91,383,076
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	29,059,263	29,059,263

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,442,339)		120,442,339

TOTAL INVESTMENTS — 102.5%
(Cost $3,805,067,101)		4,332,566,874
OTHER ASSETS & LIABILITIES — (2.5)%		(106,701,544)

NET ASSETS — 100.0%		$4,225,865,330

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (Note 2).
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 7.5%
Macquarie Atlas Roads Group (a)	163,381	$448,232
Qube Holdings Ltd. (a)	254,529	526,080
Sydney Airport	466,849	1,813,009
Transurban Group (a)	649,591	4,371,054

		7,158,375

BRAZIL — 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	19,851	183,820
Companhia Energetica de Minas Gerais ADR (a)	41,368	281,303
Ultrapar Participacoes SA ADR	38,580	929,392

		1,394,515

CANADA — 9.9%
AltaGas, Ltd. (a)	11,098	455,483
Enbridge, Inc.	75,284	3,424,697
Gibson Energy, Inc. (a)	11,127	289,025
Pembina Pipeline Corp. (a)	28,964	1,101,616
Teekay Corp. (a)	3,428	192,791
TransCanada Corp. (a)	64,005	2,913,931
Veresen, Inc. (a)	18,076	273,167
Westshore Terminals Investment Corp. (a)	27,975	838,933

		9,489,643

CHILE — 0.6%
Empresa Nacional de Electricidad SA ADR	6,238	269,357
Enersis SA ADR	22,031	342,141

		611,498

CHINA — 0.4%
China Longyuan Power Group Corp. (Class H)	168,000	169,147
Huaneng Power International Inc, ADR (a)	4,807	184,156

		353,303

FRANCE — 7.8%
Aeroports de Paris	16,066	2,004,159
GDF Suez	86,596	2,370,309
Groupe Eurotunnel SA	241,582	3,085,543

		7,460,011

GERMANY — 5.0%
E.ON AG	115,629	2,261,398
Fraport AG Frankfurt Airport Services Worldwide	15,407	1,151,345
Hamburger Hafen und Logistik AG (a)	10,184	244,860
RWE AG	27,790	1,128,364

		4,785,967

HONG KONG — 4.2%
Beijing Enterprises Water Group, Ltd.	224,000	156,802
China Gas Holdings, Ltd.	142,000	221,868
China Merchants Holdings International Co., Ltd.	504,909	1,734,658
China Resources and Transportation Group, Ltd. (b)	6,000,000	317,131
China Resources Gas Group, Ltd.	46,000	146,473
China Resources Power Holdings Co., Ltd.	102,000	265,616
COSCO Pacific, Ltd.	723,414	923,263
Hopewell Highway Infrastructure, Ltd.	431,000	208,914

		3,974,725

ITALY — 7.3%
Ansaldo STS SpA	45,712	535,837
Atlantia SpA	158,349	4,070,259
Enel SpA	362,944	2,054,934
Societa Iniziative Autostradali e Servizi SpA	26,407	317,732

		6,978,762

JAPAN — 3.4%
Japan Airport Terminal Co., Ltd. (a)	31,400	817,434
Kamigumi Co., Ltd.	111,000	1,081,060
Mitsubishi Logistics Corp.	71,000	990,008
The Sumitomo Warehouse Co., Ltd.	66,000	322,358

		3,210,860

MEXICO — 2.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR (a)	17,511	1,024,218
Grupo Aeroportuario del Sureste SAB de CV, ADR	8,925	1,094,562

		2,118,780

NETHERLANDS — 0.3%
Koninklijke Vopak NV (a)	5,893	329,186

NEW ZEALAND — 1.5%
Auckland International Airport, Ltd.	437,712	1,447,131

SINGAPORE — 2.8%
Hutchison Port Holdings Trust (a)	2,400,000	1,560,000
SATS Ltd. (a)	275,000	664,785
SIA Engineering Co., Ltd.	108,000	415,665

		2,640,450

SPAIN — 6.0%
Abertis Infraestructuras SA	156,891	3,584,094
Iberdrola SA	313,704	2,194,672

		5,778,766

SWITZERLAND — 1.1%
Flughafen Zuerich AG	1,608	1,034,865

UNITED KINGDOM — 7.6%
BBA Aviation PLC	206,084	1,139,975
Centrica PLC	303,710	1,669,371
National Grid PLC	221,984	3,042,063
Scottish & Southern Energy PLC	55,780	1,366,076

		7,217,485

UNITED STATES — 30.7%
American Electric Power Co., Inc.	28,001	1,418,531
Cheniere Energy, Inc. (a)(b)	19,868	1,099,694
Consolidated Edison, Inc. (a)	16,657	893,648
Dominion Resources, Inc. (a)	33,465	2,375,680
Duke Energy Corp. (a)	40,449	2,880,778
Edison International	19,300	1,092,573
Exelon Corp. (a)	51,046	1,713,104

See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Kinder Morgan, Inc. (a)	59,498	$1,933,090
NextEra Energy, Inc.	25,194	2,409,050
ONEOK, Inc.	18,700	1,107,975
PG&E Corp. (a)	26,318	1,136,938
PPL Corp. (a)	36,371	1,205,335
Public Service Enterprise Group, Inc. (a)	29,516	1,125,740
SemGroup Corp.(Class A)	3,791	248,993
Sempra Energy	13,082	1,265,814
Southern Co. (a)	51,059	2,243,532
Spectra Energy Corp. (a)	60,370	2,230,068
The Williams Cos., Inc.	61,076	2,478,464
Wesco Aircraft Holdings, Inc. (a)(b)	18,213	400,868

		29,259,875

TOTAL COMMON STOCKS —
(Cost $91,215,923)		95,244,197

SHORT TERM INVESTMENTS — 15.0%
UNITED STATES — 15.0%
MONEY MARKET FUNDS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	14,286,100	14,286,100
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	53,097	53,097

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,339,197)		14,339,197

TOTAL INVESTMENTS — 114.8%
(Cost $105,555,120)		109,583,394
OTHER ASSETS & LIABILITIES — (14.8)%		(14,133,046)

NET ASSETS — 100.0%		$95,450,348

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.5%
Amcor, Ltd.	822,713	$7,922,705
BHP Billiton, Ltd.	749,139	25,322,566
Fortescue Metals Group, Ltd. (a)	558,356	2,716,940
Newcrest Mining, Ltd. (b)	250,518	2,296,385
Orora, Ltd.	817,014	1,041,218
Rio Tinto, Ltd. (a)	143,224	8,436,084
Woodside Petroleum, Ltd.	69,096	2,498,905

		50,234,803

BRAZIL — 2.2%
Fibria Celulose SA ADR (a)(b)	148,484	1,642,233
Gerdau SA ADR	293,322	1,880,194
Petroleo Brasileiro SA ADR	164,945	2,169,027
Vale SA ADR (a)	427,531	5,912,754

		11,604,208

CANADA — 13.0%
Agrium, Inc. (a)	97,121	9,479,362
Barrick Gold Corp.	382,200	6,814,626
Canadian Natural Resources, Ltd.	119,649	4,593,004
First Quantum Minerals, Ltd.	193,893	3,588,887
Goldcorp, Inc.	266,549	6,513,093
Imperial Oil, Ltd. (a)	28,232	1,316,769
Kinross Gold Corp. (b)	375,185	1,553,427
Potash Corp. of Saskatchewan, Inc.	578,706	20,960,731
Silver Wheaton Corp.	116,521	2,647,653
Suncor Energy, Inc.	164,080	5,739,641
Teck Resources, Ltd. (Class B)	153,203	3,311,822
Yamana Gold, Inc. (a)	247,071	2,166,838

		68,685,853

CHILE — 0.4%
Sociedad Quimica y Minera de Chile SA ADR	62,900	1,996,446

CHINA — 0.5%
PetroChina Co., Ltd.	2,328,000	2,535,964

COLOMBIA — 0.2%
Ecopetrol SA, ADR (a)	27,527	1,122,826

FINLAND — 1.9%
Stora Enso Oyj	382,890	4,097,730
UPM-Kymmene Oyj	352,717	6,032,899

		10,130,629

FRANCE — 3.2%
Total SA (a)	261,083	17,128,266

GERMANY — 1.4%
K+S AG	115,834	3,806,810
ThyssenKrupp AG (b)	139,727	3,748,544

		7,555,354

HONG KONG — 0.5%
CNOOC, Ltd.	1,767,000	2,656,064

INDIA — 0.5%
Reliance Industries, Ltd. GDR (c)	87,130	2,701,030

ISRAEL — 0.5%
Israel Chemicals, Ltd.	288,466	2,520,043

ITALY — 1.4%
ENI SpA	297,000	7,454,084

JAPAN — 2.9%
JFE Holdings, Inc.	189,400	3,573,377
Nippon Steel Corp.	3,119,000	8,540,642
OJI Paper Co., Ltd.	669,000	3,001,194

		15,115,213

LUXEMBOURG — 1.0%
ArcelorMittal	317,003	5,109,654

NETHERLANDS — 0.4%
Nutreco NV	47,055	2,091,526

NORWAY — 1.6%
StatoilHydro ASA	115,943	3,272,792
Yara International ASA (a)	119,408	5,277,283

		8,550,075

PERU — 0.3%
Southern Copper Corp. (a)	63,835	1,858,237

RUSSIA — 3.3%
Gazprom OAO ADR	651,948	5,019,999
Lukoil OAO ADR (d)	53,548	2,975,127
Lukoil OAO ADR (d)	3,605	201,610
MMC Norilsk Nickel OJSC ADR	186,960	3,109,145
Novolipetsk Steel OJSC GDR	28,512	360,392
Rosneft Oil Co. GDR	118,413	788,512
Surgutneftegas OJSC ADR	106,260	783,136
Uralkali OJSC GDR	181,309	4,302,462

		17,540,383

SINGAPORE — 1.3%
Golden Agri-Resources, Ltd.	4,470,000	2,043,855
Wilmar International, Ltd.	1,673,000	4,603,062

		6,646,917

SOUTH AFRICA — 0.6%
Sasol, Ltd. ADR	56,032	3,131,068

SOUTH KOREA — 1.3%
POSCO ADR	101,862	7,070,241

SPAIN — 0.4%
Repsol YPF SA (a)	93,683	2,391,921

SWITZERLAND — 4.5%
Syngenta AG	62,388	23,610,470

UNITED KINGDOM — 14.6%
Anglo American PLC	456,236	11,610,771
Antofagasta PLC	126,181	1,757,580
BG Group PLC	375,202	6,990,164
BP PLC	2,064,231	16,518,639
Fresnillo PLC (a)	57,601	810,009
Glencore Xstrata PLC	3,629,848	18,687,037
Mondi PLC	246,027	4,302,620
Polyus Gold International, Ltd. (a)	226,660	772,757
Royal Dutch Shell PLC (Class A)	426,061	15,562,841

		77,012,418

UNITED STATES — 32.0%
Alcoa, Inc.	350,981	4,517,125
Anadarko Petroleum Corp.	38,625	3,273,855
Apache Corp.	30,641	2,541,671

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Archer-Daniels-Midland Co.	223,984	$9,718,666
Bunge, Ltd.	50,274	3,997,286
CF Industries Holdings, Inc. (a)	19,558	5,097,597
Chevron Corp.	147,635	17,555,278
ConocoPhillips	94,168	6,624,719
Devon Energy Corp.	29,297	1,960,848
EOG Resources, Inc.	20,968	4,113,293
Exxon Mobil Corp.	278,980	27,250,766
Freeport-McMoRan Copper & Gold, Inc.	340,653	11,265,395
International Paper Co.	151,000	6,927,880
MeadWestvaco Corp. (a)	60,557	2,279,366
Monsanto Co.	179,165	20,383,602
Newmont Mining Corp. (a)	163,421	3,830,588
Nucor Corp. (a)	104,443	5,278,549
Occidental Petroleum Corp.	61,956	5,903,787
Packaging Corp. of America	33,542	2,360,351
Phillips 66 (a)	46,137	3,555,317
Plum Creek Timber Co., Inc. (a)	60,967	2,563,053
Rayonier, Inc.	42,975	1,972,982
Rock-Tenn Co. (Class A)	24,518	2,588,365
Sealed Air Corp.	66,720	2,193,086
The Mosaic Co.	115,988	5,799,400
Weyerhaeuser Co.	198,361	5,821,895

		169,374,720

TOTAL COMMON STOCKS —
(Cost $528,067,005)		525,828,413

SHORT TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	37,142,261	37,142,261
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	1,471,319	1,471,319

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,613,580)		38,613,580

TOTAL INVESTMENTS — 106.7%
(Cost $566,680,585)		564,441,993
OTHER ASSETS & LIABILITIES — (6.7)%		(35,336,206)

NET ASSETS — 100.0%		$529,105,787

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.0%
Alumina, Ltd. (a)	272,510	$301,828
Amcor, Ltd.	139,437	1,342,775
AMP, Ltd.	92,898	428,791
Australia & New Zealand Banking Group, Ltd.	87,067	2,667,878
BHP Billiton, Ltd.	123,605	4,178,124
Boral, Ltd.	179,645	940,748
Brambles, Ltd.	67,333	577,894
CFS Retail Property Trust Group	207,162	362,895
Coca-Cola Amatil, Ltd.	93,727	958,186
Commonwealth Bank of Australia	47,850	3,434,447
CSL, Ltd.	24,469	1,577,558
Fortescue Metals Group, Ltd. (b)	75,482	367,293
Iluka Resources, Ltd. (b)	14,965	137,455
Insurance Australia Group, Ltd.	99,287	512,575
Lend Lease Group	86,647	951,659
Macquarie Group, Ltd.	23,896	1,283,034
National Australia Bank, Ltd.	53,317	1,752,322
Newcrest Mining, Ltd. (a)	22,075	202,352
Origin Energy, Ltd.	74,939	992,544
Qantas Airways, Ltd. (a)	27,319	27,979
QBE Insurance Group, Ltd.	32,417	385,186
Rio Tinto, Ltd.	11,658	686,672
Santos, Ltd.	66,000	825,823
Sonic Healthcare, Ltd.	32,458	519,546
Suncorp Group, Ltd.	97,002	1,157,094
Sydney Airport	26,036	101,111
Toll Holdings, Ltd. (b)	18,202	87,727
Transurban Group	41,695	280,563
Wesfarmers, Ltd.	18,903	721,659
Westfield Group	52,236	496,253
Westpac Banking Corp.	73,000	2,338,332
Woodside Petroleum, Ltd.	23,416	846,856
Woolworths, Ltd.	42,237	1,398,344

		32,843,503

AUSTRIA — 0.3%
Erste Group Bank AG	18,774	641,706
OMV AG	8,776	398,366
Raiffeisen International Bank-Holding AG	17,457	582,255
Telekom Austria AG	17,929	178,312

		1,800,639

BELGIUM — 0.8%
Ageas	13,868	618,228
Anheuser-Busch InBev NV	18,686	1,959,877
Delhaize Group	3,964	289,832
KBC Groep NV	11,366	699,451
Solvay SA	3,510	551,251
UCB SA	5,890	471,812

		4,590,451

BRAZIL — 1.9%
AMBEV SA ADR	225,417	1,670,340
Banco Bradesco SA Preference Shares ADR	85,562	1,169,633
Companhia Energetica de Minas Gerais ADR (b)	107,876	733,557
Companhia Siderurgica Nacional SA ADR (b)	55,432	241,683
Gerdau SA ADR	82,616	529,569
Itau Unibanco Holding SA Preference Shares ADR	123,465	1,834,690
Petroleo Brasileiro SA ADR (b)	144,706	2,007,072
Tim Participacoes SA ADR	9,002	233,692
Vale SA ADR (b)	18,464	255,357
Vale SA Preference Shares ADR	121,667	1,514,754

		10,190,347

CANADA — 7.3%
Agnico-Eagle Mines, Ltd.	4,944	149,921
Agrium, Inc. (b)	6,505	634,912
Bank of Montreal (b)	21,061	1,411,254
Bank of Nova Scotia	33,024	1,915,766
Barrick Gold Corp.	35,567	634,164
Blackberry, Ltd. (a)(b)	18,103	146,792
Brookfield Asset Management, Inc. (Class A)	21,912	893,950
Cameco Corp. (b)	14,669	336,374
Canadian Imperial Bank of Commerce (b)	13,040	1,125,309
Canadian National Railway Co.	37,655	2,118,915
Canadian Natural Resources, Ltd.	40,899	1,570,003
Canadian Pacific Railway, Ltd. (b)	8,764	1,315,295
Canadian Tire Corp., Ltd. (Class A)	6,505	614,284
Cenovus Energy, Inc.	28,471	824,659
Eldorado Gold Corp.	18,775	104,613
Enbridge, Inc.	35,305	1,606,038
EnCana Corp.	28,621	612,224
Enerplus Corp. (b)	11,509	230,441
First Quantum Minerals, Ltd.	13,357	247,233
Gildan Activewear, Inc.	15,347	774,615
Goldcorp, Inc. (b)	26,246	641,318
Husky Energy, Inc. (b)	14,829	445,508
IGM Financial, Inc. (b)	12,372	584,440
Imperial Oil, Ltd. (b)	16,641	776,153
Kinross Gold Corp. (a)	32,972	136,518
Loblaw Cos., Ltd. (b)	11,820	502,250
Manulife Financial Corp.	52,129	1,006,922
National Bank of Canada (b)	22,586	906,509
New Gold, Inc. (a)	18,626	92,307
Onex Corp.	20,674	1,149,690
Penn West Petroleum, Ltd. (b)	15,772	132,035
Potash Corp. of Saskatchewan, Inc.	35,526	1,287,144
Rogers Communications, Inc. (Class B) (b)	17,654	732,711
Royal Bank of Canada	41,700	2,753,806
Shaw Communications, Inc. (Class B) (b)	18,923	452,609
Shoppers Drug Mart Corp.	11,592	638,860
Silver Wheaton Corp.	11,853	269,330
SNC-Lavalin Group, Inc.	15,589	682,738
Sun Life Financial, Inc. (b)	21,048	729,982
Suncor Energy, Inc.	41,469	1,450,617
Talisman Energy, Inc.	46,349	462,755
Teck Resources, Ltd. (Class B)	26,426	571,256

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TELUS Corp.	19,179	$688,619
The Toronto-Dominion Bank (b)	52,658	2,472,719
Thomson Reuters Corp. (b)	20,791	711,839
TransAlta Corp. (b)	22,611	263,035
TransCanada Corp. (b)	22,254	1,013,149
Valeant Pharmaceuticals International, Inc. (a)	7,601	1,001,576
Yamana Gold, Inc. (b)	22,441	196,810

		40,019,967

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	18,475	797,751
Enersis SA ADR	56,966	884,682
Sociedad Quimica y Minera de Chile SA ADR	4,333	137,529

		1,819,962

CHINA — 2.4%
Agricultural Bank of China, Ltd.	876,000	381,702
Bank of China, Ltd.	2,617,436	1,160,748
Bank of Communications Co., Ltd. (b)	521,710	340,989
China Construction Bank Corp.	1,924,720	1,347,320
China COSCO Holdings Co., Ltd. (a)(b)	374,295	154,890
China Life Insurance Co., Ltd.	304,000	860,224
China Merchants Bank Co., Ltd. (b)	220,014	398,785
China Petroleum & Chemical Corp.	1,009,800	903,438
China Shenhua Energy Co., Ltd.	74,500	215,133
China Telecom Corp., Ltd.	898,000	415,599
Hengan International Group Co., Ltd.	38,000	393,616
Huaneng Power International, Inc.	616,000	589,234
Industrial & Commercial Bank of China	2,078,045	1,277,841
PetroChina Co., Ltd.	766,000	834,428
PICC Property & Casualty Co., Ltd.	174,964	239,539
Ping An Insurance Group Co. of China, Ltd.	76,000	629,982
Tencent Holdings, Ltd.	32,400	2,253,408
Tingyi Cayman Islands Holding Corp.	150,000	430,254
Wumart Stores, Inc. (b)	113,000	110,130
Yanzhou Coal Mining Co., Ltd. (b)	148,000	111,996
Zijin Mining Group Co., Ltd. (Class H) (b)	758,000	161,234

		13,210,490

COLOMBIA — 0.1%
BanColombia SA ADR (b)	9,753	550,849

DENMARK — 1.2%
A P Moller — Maersk A/S (b)	76	911,944
Danske Bank A/S	25,652	715,055
DSV A/S	19,716	636,575
Novo Nordisk A/S (Class B)	92,674	4,222,253

		6,485,827

FINLAND — 1.1%
Elisa Oyj (b)	12,602	362,832
Fortum Oyj	18,784	427,169
Kone Oyj (Class B) (b)	28,846	1,210,203
Metso Oyj (b)	9,963	325,849
Neste Oil Oyj (b)	12,063	246,062
Nokia Oyj (a)	80,152	595,430
Sampo Oyj (Class A)	20,057	1,040,780
Stora Enso Oyj	51,152	547,434
UPM-Kymmene Oyj	32,282	552,154
Wartsila Oyj	9,067	492,740

		5,800,653

FRANCE — 6.7%
Accor SA	9,057	463,924
Air Liquide SA	11,790	1,597,657
Alstom SA	8,072	220,502
AXA SA	51,309	1,334,069
BNP Paribas	32,554	2,512,133
Bouygues SA (b)	8,610	359,265
Cap Gemini SA	5,944	450,168
Carrefour SA	22,985	890,023
Credit Agricole SA (a)	28,853	455,129
Danone	19,411	1,373,242
Essilor International SA	12,270	1,237,894
France Telecom SA	67,684	1,000,020
GDF Suez	35,520	972,255
Kering	5,038	1,028,003
L’Oreal SA	9,910	1,634,917
Lagardere SCA	6,860	272,487
LVMH Moet Hennessy Louis Vuitton SA	8,064	1,466,519
Pernod Ricard SA	7,040	819,893
Publicis Groupe SA	9,153	827,300
Renault SA	16,061	1,561,478
Sanofi	35,523	3,705,260
Schneider Electric SA	18,443	1,635,716
Societe Generale	21,890	1,348,745
Sodexo	5,348	561,145
Technip SA	5,576	575,692
Total SA	73,504	4,822,206
Unibail-Rodamco SE	2,672	694,186
Vallourec SA	3,918	212,786
Veolia Environnement SA	15,463	306,039
Vinci SA	19,288	1,433,126
Vivendi SA	46,927	1,307,771

		37,079,550

GERMANY — 6.8%
Adidas AG	11,524	1,247,447
Allianz SE	15,371	2,599,409
BASF SE	32,026	3,561,201
Bayer AG	25,144	3,402,399
Bayerische Motoren Werke AG	9,955	1,257,070
Commerzbank AG (a)	22,640	416,100
Daimler AG	32,239	3,047,686
Deutsche Bank AG	27,327	1,223,120
Deutsche Boerse AG	9,750	776,309
Deutsche Lufthansa AG (a)	14,103	369,603
Deutsche Post AG	37,646	1,399,354
Deutsche Telekom AG	102,348	1,654,647
E.ON AG	65,397	1,278,993
Fresenius Medical Care AG & Co. KGaA	10,594	739,550
Linde AG	4,821	964,787
MAN SE	5,496	700,675

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Merck KGaA	3,893	$655,935
Metro AG	6,936	283,201
Muenchener Rueckversicherungs- Gesellschaft AG	7,742	1,692,327
OSRAM Licht AG (a)	2,846	184,612
RWE AG	16,866	684,814
SAP AG	32,408	2,624,592
Siemens AG	29,319	3,947,949
ThyssenKrupp AG (a)	13,816	370,650
Volkswagen AG	4,370	1,108,223
Volkswagen AG Preference Shares	4,325	1,121,251

		37,311,904

HONG KONG — 3.5%
AIA Group, Ltd.	366,200	1,737,279
Bank of East Asia, Ltd. (b)	272,086	1,062,802
Belle International Holdings, Ltd. (b)	225,000	224,215
Cheung Kong Holdings, Ltd.	76,000	1,259,963
China Mengniu Dairy Co., Ltd.	97,000	485,810
China Merchants Holdings International Co., Ltd.	155,588	534,536
China Mobile, Ltd.	230,000	2,105,182
China Overseas Land & Investment, Ltd. (b)	154,000	399,043
China Resources Enterprise, Ltd. (b)	150,000	423,486
China Unicom (Hong Kong), Ltd.	300,000	394,480
Citic Pacific, Ltd. (b)	154,000	273,176
CNOOC, Ltd.	690,217	1,037,499
COSCO Pacific, Ltd.	325,752	415,744
Esprit Holdings, Ltd.	6	10
Hang Lung Properties, Ltd.	154,000	442,720
Henderson Land Development Co., Ltd.	82,908	483,636
Hong Kong & China Gas Co., Ltd.	595,151	1,298,168
Hong Kong Exchanges and Clearing, Ltd.	62,805	952,149
Hutchison Whampoa, Ltd.	76,000	1,006,207
Li & Fung, Ltd. (b)	308,000	455,029
New World Development Co., Ltd. (b)	477,701	480,346
Sands China, Ltd.	92,000	687,297
Shangri-La Asia, Ltd.	152,333	249,403
Sun Hung Kai Properties, Ltd.	80,030	980,121
Swire Pacific, Ltd.	76,000	886,187
The Link REIT	194,973	958,898

		19,233,386

HUNGARY — 0.0% (c)
MOL Hungarian Oil and Gas NyRt	4,738	266,580

INDIA — 1.6%
Dr. Reddy’s Laboratories, Ltd. ADR	30,654	1,345,711
HDFC Bank, Ltd. ADR	46,106	1,891,729
ICICI Bank, Ltd. ADR	33,766	1,478,951
Infosys Technologies, Ltd. ADR (b)	21,343	1,156,364
Mahindra & Mahindra, Ltd. GDR	13,341	217,458
Reliance Industries, Ltd. GDR (d)	38,131	1,182,061
Tata Motors, Ltd. ADR	42,438	1,502,729

		8,775,003

INDONESIA — 0.7%
Astra Agro Lestari Tbk PT	108,300	247,870
Astra International Tbk PT	1,573,000	1,021,204
Bank Central Asia Tbk PT	268,500	250,537
Bank Mandiri Tbk PT	310,000	257,878
Bank Rakyat Indonesia Persero Tbk PT	1,458,600	1,229,410
Bumi Resources Tbk PT (a)	962,800	22,799
Charoen Pokphand Indonesia Tbk PT	788,600	277,329
Gudang Garam Tbk PT	36,500	158,723
Telekomunikasi Indonesia Persero Tbk PT	2,110,000	411,413

		3,877,163

IRELAND — 0.3%
CRH PLC	12,352	343,802
James Hardie Industries PLC	94,731	1,258,195

		1,601,997

ISRAEL — 0.6%
Bank Hapoalim BM	149,337	851,484
Bank Leumi Le-Israel BM (a)	136,361	531,355
Teva Pharmaceutical Industries, Ltd. ADR	35,411	1,871,117

		3,253,956

ITALY — 1.7%
Assicurazioni Generali SpA	35,719	796,536
Atlantia SpA	26,636	684,661
Banca Monte dei Paschi di Siena SpA (a)	225,752	82,453
Enel SpA	203,936	1,154,655
ENI SpA	70,287	1,764,058
Fiat SpA (a)	55,328	644,361
Finmeccanica SpA (a)	16,944	167,325
Intesa Sanpaolo SpA	367,898	1,247,356
Mediobanca SpA (a)	24,429	279,455
Pirelli & C. SpA	31,692	497,946
Saipem SpA	15,065	367,926
Telecom Italia SpA	503,194	593,659
UBI Banca ScPA	35,952	338,928
UniCredit SpA	75,218	687,327

		9,306,646

JAPAN — 14.1%
Aeon Co., Ltd.	22,600	255,220
Aisin Seiki Co., Ltd.	15,100	546,172
Asahi Breweries, Ltd.	23,000	645,210
Asahi Glass Co., Ltd.	75,000	435,500
Asahi Kasei Corp.	77,000	524,873
Astellas Pharma, Inc.	115,000	1,366,801
Bridgestone Corp.	23,000	817,401
Canon, Inc.	30,400	941,947
Central Japan Railway Co. (b)	7,700	901,704
Chubu Electric Power Co., Inc. (a)	30,600	361,014
Chuo Mitsui Trust Holdings, Inc.	76,000	343,895
Credit Saison Co., Ltd.	22,500	448,536
Daiichi Sankyo Co., Ltd.	30,700	518,101
Daikin Industries, Ltd.	23,000	1,291,314
Daiwa Securities Group, Inc.	75,000	653,979
DeNA Co., Ltd. (b)	7,900	142,988
Denso Corp.	15,400	739,906
East Japan Railway Co.	15,300	1,129,988
Eisai Co., Ltd. (b)	7,700	300,419

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Electric Power Development Co., Ltd.	7,700	$217,949
FANUC Corp.	7,600	1,343,477
FUJIFILM Holdings Corp.	22,700	610,785
Fujitsu, Ltd.	77,000	466,553
Hitachi, Ltd.	153,000	1,132,068
Honda Motor Co., Ltd.	53,700	1,894,895
Hoya Corp.	15,400	480,460
Inpex Corp.	30,000	390,057
ITOCHU Corp.	76,700	898,191
Japan Real Estate Investment Corp.	154	774,598
Japan Retail Fund Investment Corp.	308	607,716
Japan Tobacco, Inc.	30,700	965,849
JFE Holdings, Inc.	22,700	428,277
JSR Corp. (b)	15,400	286,063
JX Holdings, Inc.	138,208	666,984
Kajima Corp. (b)	77,000	270,661
Kamigumi Co., Ltd.	76,000	740,185
KDDI Corp.	15,400	893,629
Keikyu Corp.	76,423	645,609
Kintetsu Corp. (b)	153,000	545,235
Kobe Steel, Ltd.	154,000	204,865
Komatsu, Ltd.	38,300	795,120
Konica Minolta Holdings, Inc.	38,500	360,009
Kubota Corp.	76,000	1,008,807
Kyocera Corp.	15,200	686,756
LIXIL Group Corp.	15,100	417,290
Makita Corp.	7,500	412,924
Marubeni Corp. (b)	76,000	511,414
Marui Group Co., Ltd.	46,100	396,160
Mitsubishi Chemical Holdings Corp.	77,000	320,755
Mitsubishi Corp.	53,700	999,070
Mitsubishi Electric Corp.	76,000	857,523
Mitsubishi Estate Co., Ltd.	76,618	1,819,757
Mitsubishi Heavy Industries, Ltd.	153,000	886,935
Mitsubishi UFJ Financial Group, Inc.	317,200	1,746,394
Mitsui & Co., Ltd.	76,700	1,086,617
Mitsui Chemicals, Inc. (b)	77,000	189,163
Mitsui Fudosan Co., Ltd.	21,000	642,123
Mizuho Financial Group, Inc. (b)	440,400	872,376
MS&AD Insurance Group Holdings, Inc.	23,000	527,960
Murata Manufacturing Co., Ltd.	7,700	727,868
NEC Corp.	70,000	215,468
Nidec Corp. (b)	15,600	951,133
Nippon Steel Corp.	307,000	840,647
Nippon Telegraph & Telephone Corp.	15,300	834,789
Nippon Yusen K.K. (b)	77,000	224,305
Nissan Motor Co., Ltd.	76,700	685,187
Nitto Denko Corp.	7,600	364,706
NKSJ Holdings, Inc.	22,900	589,705
Nomura Holdings, Inc.	83,900	539,319
NTT Data Corp.	7,700	300,194
NTT DoCoMo, Inc.	61,400	970,619
Obayashi Corp.	77,000	435,151
ORIX Corp. (a)	84,400	1,190,787
Osaka Gas Co., Ltd.	153,000	580,890
Panasonic Corp.	78,200	890,699
Resona Holdings, Inc.	23,000	111,443
Rohm Co., Ltd.	7,500	335,364
Secom Co., Ltd.	7,700	444,572
Seven & I Holdings Co., Ltd.	30,700	1,175,713
Sharp Corp. (a)(b)	75,000	228,674
Shin-Etsu Chemical Co., Ltd.	15,300	876,238
Softbank Corp.	30,700	2,325,193
Sony Corp. (b)	38,100	729,555
Sumitomo Chemical Co., Ltd.	77,000	284,867
Sumitomo Corp. (b)	38,400	489,578
Sumitomo Electric Industries, Ltd.	30,700	457,884
Sumitomo Mitsui Financial Group, Inc.	23,000	984,677
T&D Holdings, Inc.	15,100	179,907
Takeda Pharmaceutical Co., Ltd.	30,700	1,458,313
TDK Corp.	7,700	322,251
Teijin, Ltd.	153,000	380,327
Terumo Corp.	30,600	669,435
The Bank of Yokohama, Ltd.	77,000	385,056
The Chiba Bank, Ltd.	77,000	475,526
The Joyo Bank, Ltd.	77,000	385,056
The Kansai Electric Power Co., Inc. (a)	37,900	389,728
The Shizuoka Bank, Ltd.	76,000	743,137
The Tokyo Electric Power Co., Inc. (a)	53,600	216,513
Tohoku Electric Power Co., Inc.	15,500	160,140
Tokio Marine Holdings, Inc.	23,000	691,887
Tokyo Electron, Ltd.	7,700	472,909
Tokyo Gas Co., Ltd.	153,000	778,482
Tokyu Corp.	77,000	471,787
Toppan Printing Co., Ltd. (b)	77,000	552,537
Toray Industries, Inc. (b)	77,000	509,919
Toshiba Corp.	77,000	326,737
Toyota Motor Corp.	92,100	5,210,221
Toyota Tsusho Corp.	23,000	585,134
West Japan Railway Co.	15,300	626,054
Yahoo! Japan Corp.	99,800	490,351
Yamada Denki Co., Ltd. (b)	45,300	151,315
Yamaha Corp.	29,800	384,563
Yamaha Motor Co., Ltd.	30,700	490,377

		77,659,114

LUXEMBOURG — 0.1%
ArcelorMittal	25,198	406,157

MEXICO — 1.0%
America Movil SAB de CV	1,429,924	1,418,007
Cemex SAB de CV (a)(b)	555,892	702,919
Fomento Economico Mexicano SAB de CV (b)	103,561	965,154
Grupo Financiero Banorte SAB de CV	160,089	1,077,545
Grupo Mexico SAB de CV	89,865	283,946
Grupo Televisa SA de CV (Series CPO) (b)	140,396	936,816
Industrias Penoles SA de CV	6,461	168,943

		5,553,330

NETHERLANDS — 2.6%
Airbus Group NV	18,070	1,294,809
Akzo Nobel NV	12,637	1,031,605
ASML Holding NV	13,877	1,285,839
CNH Industrial NV (a)	25,740	296,048
Heineken NV	9,749	678,815

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

ING Groep NV (a)	94,352	$1,336,167
Koninklijke (Royal) KPN NV (a)	203,568	719,656
Koninklijke Ahold NV	46,209	928,569
Koninklijke DSM NV	10,952	751,937
Koninklijke Philips NV	45,072	1,584,382
Reed Elsevier NV	41,062	887,672
TNT Express NV	20,271	199,174
Unilever NV (b)	64,819	2,665,362
Wolters Kluwer NV	19,733	556,995

		14,217,030

NORWAY — 0.6%
DnB NOR ASA	61,725	1,073,245
Norsk Hydro ASA	93,324	465,291
StatoilHydro ASA	37,132	1,048,147
Telenor ASA	29,778	660,015
Yara International ASA	7,631	337,255

		3,583,953

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	5,365	67,438
Credicorp, Ltd.	2,225	306,872

		374,310

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	9,569	583,900

POLAND — 0.0% (c)
Orange Polska SA GDR (b)	54,524	186,777

PORTUGAL — 0.0% (c)
Portugal Telecom SGPS SA (b)	57,592	245,034

RUSSIA — 1.0%
Federal Hydrogenerating Co. JSC ADR (e)	40,054	61,323
Federal Hydrogenerating Co. JSC ADR (e)	13,335	20,243
Gazprom OAO ADR	179,807	1,384,514
Lukoil OAO ADR	21,849	1,221,905
MMC Norilsk Nickel OJSC ADR (b)	11,840	196,899
Mobile Telesystems OJSC ADR	35,909	628,048
Sberbank of Russia ADR (b)	50,038	486,369
Surgutneftegas OJSC ADR Preference Shares	50,475	365,944
Tatneft OAO ADR	29,150	998,679
Uralkali OJSC GDR	7,568	179,589

		5,543,513

SINGAPORE — 1.1%
CapitaLand, Ltd.	153,000	351,612
DBS Group Holdings, Ltd.	78,379	1,007,824
Singapore Exchange, Ltd.	153,000	844,356
Singapore Press Holdings, Ltd. (b)	230,000	768,160
Singapore Telecommunications, Ltd.	537,000	1,558,626
United Overseas Bank, Ltd.	76,014	1,308,658

		5,839,236

SOUTH AFRICA — 1.4%
Anglo Platinum, Ltd. (a)(b)	6,049	272,403
AngloGold Ashanti, Ltd.	15,985	277,970
Discovery Holdings, Ltd.	35,639	285,880
FirstRand, Ltd. (b)	150,270	515,763
Gold Fields, Ltd.	36,402	140,273
Harmony Gold Mining Co., Ltd. (a)	31,770	98,772
Impala Platinum Holdings, Ltd.	23,052	263,003
MTN Group, Ltd. (b)	56,513	1,158,157
Naspers, Ltd.	15,423	1,702,939
Sanlam, Ltd. (b)	147,790	808,511
Sasol, Ltd.	23,212	1,301,125
Standard Bank Group, Ltd. (b)	50,240	662,995

		7,487,791

SOUTH KOREA — 3.7%
Celltrion, Inc. (a)(b)	5,016	207,341
CJ CheilJedang Corp.	843	227,292
E-Mart Co., Ltd.	963	220,745
Hana Financial Group, Inc.	19,285	704,764
Hyundai Department Store Co., Ltd.	1,621	216,245
Hyundai Development Co.	12,084	340,570
Hyundai Heavy Industries Co., Ltd.	2,605	516,375
Hyundai Hysco Co., Ltd.	1,732	89,492
Hyundai Mobis	3,821	1,130,739
Hyundai Motor Co.	5,418	1,277,578
Hyundai Steel Co.	2,295	148,336
KB Financial Group, Inc.	19,263	674,101
Kia Motors Corp.	18,072	1,006,783
Korea Electric Power Corp. ADR (a)(b)	21,672	372,108
Korea Zinc Co., Ltd.	1,182	366,998
KT Corp. ADR (a)	15,583	216,448
KT&G Corp.	5,974	448,983
LG Chem, Ltd. Preference Shares	4,955	691,265
LG Electronics, Inc. (b)	7,067	430,878
LG Household & Health Care, Ltd.	478	206,342
Lotte Chemical Corp.	1,083	191,276
NAVER Corp.	1,391	1,011,446
NCSoft Corp.	844	172,852
NHN Entertainment Corp. (a)	626	56,457
POSCO ADR	11,655	808,974
Samsung C&T Corp.	3,710	215,047
Samsung Electronics Co., Ltd. GDR	7,761	4,881,669
Samsung Engineering Co., Ltd. (a)	1,280	86,219
Samsung Fire & Marine Insurance Co., Ltd.	2,444	549,897
Samsung Heavy Industries Co., Ltd.	4,780	143,025
Samsung Securities Co., Ltd.	8,310	304,857
Shinhan Financial Group Co., Ltd.	14,571	643,372
SK Holdings Co., Ltd.	2,871	520,553
SK Hynix, Inc. (a)	12,200	412,608
SK Innovation Co., Ltd.	3,690	422,923
SK Telecom Co., Ltd. ADR (b)	17,929	404,658

		20,319,216

SPAIN — 2.2%
Abertis Infraestructuras SA	30,915	706,237
ACS, Actividades de Construccion y Servicios SA	15,077	592,538
Banco Bilbao Vizcaya Argentaria SA	113,909	1,368,683
Banco Popular Espanol SA	54,516	411,749
Banco Santander SA	261,365	2,493,125
Ferrovial SA	41,092	890,586

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Gas Natural SDG SA	12,823	$360,712
Iberdrola SA	166,327	1,163,623
Industria de Diseno Textil SA	7,314	1,097,768
Mapfre SA	87,639	369,613
Repsol YPF SA	38,533	983,827
Telefonica SA	117,615	1,861,751

		12,300,212

SWEDEN — 2.5%
Assa Abloy AB (Class B)	20,097	1,068,153
Atlas Copco AB (Class B)	47,903	1,309,223
Hennes & Mauritz AB (Class B)	32,838	1,397,890
Husqvarna AB (Class B)	93,217	649,861
Nordea Bank AB	113,199	1,602,775
Sandvik AB	41,406	584,029
Securitas AB (Class B)	24,967	288,619
Skandinaviska Enskilda Banken AB (Class A) (b)	44,676	612,236
Skanska AB (Class B)	24,894	585,533
SKF AB (Class B) (b)	24,199	618,454
Svenska Handelsbanken AB (Class A) (b)	21,279	1,065,993
Swedbank AB (Class A)	27,223	729,328
Tele2 AB	31,001	383,953
Telefonaktiebolaget LM Ericsson (Class B)	104,697	1,391,966
TeliaSonera AB	73,513	553,313
Volvo AB (Class B)	42,971	681,327

		13,522,653

SWITZERLAND — 6.8%
ABB, Ltd. (a)	72,950	1,882,900
Adecco SA (a)	6,199	516,145
Cie Financiere Richemont SA	7,143	682,481
Credit Suisse Group AG (a)	31,655	1,024,528
Geberit AG	2,303	754,762
Givaudan SA (a)	607	939,343
Glencore Xstrata PLC	162,562	836,895
Holcim, Ltd. (a)	9,687	802,727
Kuehne & Nagel International AG	5,704	798,760
Nestle SA	88,268	6,649,952
Novartis AG	72,676	6,170,487
Roche Holding AG	24,532	7,359,461
SGS SA	307	757,291
Swiss Re AG (a)	10,452	969,651
Syngenta AG	4,213	1,594,392
The Swatch Group AG	2,640	1,655,697
Transocean, Ltd.	4,522	186,439
UBS AG (a)	103,105	2,131,315
Zurich Insurance Group AG (a)	4,864	1,494,413

		37,207,639

TAIWAN — 1.8%
Advanced Semiconductor Engineering Inc, ADR (b)	235,958	1,309,567
AU Optronics Corp. ADR (a)(b)	102,143	355,458
Chunghwa Telecom Co., Ltd. ADR (b)	38,689	1,186,978
Hon Hai Precision Industry Co., Ltd. GDR	352,023	2,018,852
Siliconware Precision Industries Co. ADR (b)	153,035	1,017,683
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	152,554	3,054,131
United Microelectronics Corp. ADR (b)	552,177	1,148,528

		10,091,197

THAILAND — 0.5%
Bangkok Bank PCL	318,976	1,764,987
IRPC PCL	1,945,400	206,294
PTT PCL	62,177	565,420

		2,536,701

TURKEY — 0.4%
Akbank TAS	192,264	611,161
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	350,861	413,318
Turkiye Garanti Bankasi AS	147,343	504,184
Turkiye Is Bankasi (Class C)	332,928	739,252

		2,267,915

UNITED KINGDOM — 15.9%
3i Group PLC	90,312	599,093
Anglo American PLC	48,718	1,239,827
AstraZeneca PLC	50,938	3,291,974
BAE Systems PLC	95,512	659,542
Barclays PLC	450,320	1,752,253
BG Group PLC	120,426	2,243,585
BHP Billiton PLC	60,586	1,862,550
BP PLC	618,822	4,952,012
British American Tobacco PLC	68,323	3,799,291
British Land Co. PLC	84,794	924,523
British Sky Broadcasting Group PLC	49,593	754,859
BT Group PLC	119,556	756,411
Burberry Group PLC	20,390	474,205
Capita Group PLC	19,208	350,968
Centrica PLC	226,834	1,246,814
Cobham PLC	30,096	150,022
Compass Group PLC	91,737	1,399,395
Diageo PLC	96,226	2,985,476
Experian PLC	29,255	527,230
Fresnillo PLC (b)	8,383	117,885
G4S PLC	45,175	181,882
GlaxoSmithKline PLC	176,594	4,685,515
Hammerson PLC	72,723	671,671
HSBC Holdings PLC	585,038	5,925,228
ICAP PLC	83,823	527,679
Imperial Tobacco Group PLC	35,068	1,416,574
Intercontinental Hotels Group PLC	34,144	1,096,910
J Sainsbury PLC (b)	76,896	405,231
Land Securities Group PLC	41,307	703,111
Lloyds Banking Group PLC (a)	746,456	928,985
Marks & Spencer Group PLC	64,445	485,089
National Grid PLC	156,758	2,148,208
Next PLC	12,909	1,420,402
Old Mutual PLC	411,018	1,377,995
Pearson PLC	34,649	614,043
Prudential PLC	47,420	1,002,829
Randgold Resources, Ltd.	2,116	158,817

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Reckitt Benckiser Group PLC	25,527	$2,079,777
Reed Elsevier PLC	50,446	770,366
Rio Tinto PLC	45,424	2,527,443
Rolls-Royce Holdings PLC (a)	55,846	999,933
Royal Bank of Scotland Group PLC (a)	84,765	439,493
Royal Dutch Shell PLC (Class A)	129,173	4,718,336
Royal Dutch Shell PLC (Class B)	95,779	3,737,263
RSA Insurance Group PLC	130,346	194,598
SABMiller PLC	31,689	1,582,268
Scottish & Southern Energy PLC	42,090	1,030,802
Severn Trent PLC	22,792	692,698
Shire PLC	16,653	817,622
Smith & Nephew PLC	48,040	728,017
Smiths Group PLC	11,503	243,934
Standard Chartered PLC	51,422	1,074,603
Standard Life PLC	122,177	768,920
Tesco PLC	280,942	1,383,572
The Sage Group PLC	69,675	485,659
Tullow Oil PLC	17,782	221,895
Unilever PLC	49,323	2,105,881
United Utilities Group PLC	33,768	443,615
Vodafone Group PLC	927,278	3,405,643
Whitbread PLC	20,332	1,410,772
Wolseley PLC	7,645	434,744
WPP PLC	49,756	1,026,100

		87,162,038

UNITED STATES — 0.0% (c)
Verizon Communications, Inc.	871	41,433

TOTAL COMMON STOCKS —
(Cost $543,280,216)		545,148,022

RIGHTS — 0.0% (c)
HONG KONG — 0.0% (c)
New World Development Co., Ltd. (expiring 4/17/14) (a)	159,234	32,845

SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (a)	113,909	26,689

UNITED KINGDOM — 0.0% (c)
RSA Insurance Group PLC (expiring 4/9/14) (a)	48,880	27,299

TOTAL RIGHTS —
(Cost $26,318)		86,833

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	32,219,781	32,219,781
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	240,960	240,960

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,460,741)		32,460,741

TOTAL INVESTMENTS — 105.1%
(Cost $575,767,275)		577,695,596
OTHER ASSETS & LIABILITIES — (5.1)%		(28,040,893)

NET ASSETS — 100.0%		$549,654,703

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 2.8%
Alumina, Ltd. (a)	6,673	$7,391
Amcor, Ltd.	574	5,528
AMP, Ltd. (b)	1,975	9,116
Australia & New Zealand Banking Group, Ltd.	447	13,697
BHP Billiton, Ltd.	574	19,402
Boral, Ltd. (b)	1,871	9,798
Brambles, Ltd.	1,368	11,741
CFS Retail Property Trust Group	7,705	13,497
Coca-Cola Amatil, Ltd. (b)	675	6,901
Commonwealth Bank of Australia	144	10,336
CSL, Ltd.	263	16,956
Fortescue Metals Group, Ltd. (b)	1,017	4,949
Iluka Resources, Ltd. (b)	273	2,507
Insurance Australia Group, Ltd.	3,016	15,570
Lend Lease Group	1,570	17,243
Macquarie Group, Ltd. (b)	272	14,604
National Australia Bank, Ltd.	566	18,602
Newcrest Mining, Ltd. (a)	323	2,961
Origin Energy, Ltd.	653	8,649
Orora, Ltd. (b)	285	363
OZ Minerals, Ltd. (b)	990	3,267
QBE Insurance Group, Ltd.	480	5,703
Recall Holdings, Ltd. (a)	137	590
Rio Tinto, Ltd.	205	12,075
Santos, Ltd.	740	9,259
Shopping Centres Australasia Property Group	22	34
Sonic Healthcare, Ltd.	712	11,397
Suncorp Group, Ltd.	991	11,821
Sydney Airport	148	575
Toll Holdings, Ltd. (b)	1,895	9,133
Transurban Group	927	6,238
Wesfarmers, Ltd.	625	23,861
Westfield Group	1,153	10,954
Westpac Banking Corp.	661	21,173
Woodside Petroleum, Ltd.	265	9,584
Woolworths, Ltd.	232	7,681

		353,156

AUSTRIA — 0.1%
OMV AG	277	12,574

BELGIUM — 0.5%
Anheuser-Busch InBev NV	161	16,886
Delhaize Group	145	10,602
Solvay SA	75	11,779
UCB SA	244	19,545

		58,812

BRAZIL — 0.8%
AMBEV SA ADR (b)	1,558	11,545
Banco Bradesco SA Preference Shares ADR (b)	893	12,207
Companhia Energetica de Minas Gerais ADR (b)	1,170	7,956
Companhia Siderurgica Nacional SA ADR (b)	1,028	4,482
Gerdau SA ADR	929	5,955
Itau Unibanco Holding SA Preference Shares ADR	1,003	14,905
Oi SA ADR (b)	1,080	1,436
PDG Realty SA Empreendimentos e Participacoes ADR (a)	696	919
Petroleo Brasileiro SA ADR (b)	1,163	16,131
Tim Participacoes SA ADR	354	9,190
Vale SA Preference Shares ADR	1,236	15,388

		100,114

CANADA — 3.6%
Agrium, Inc. (b)	69	6,735
Bank of Montreal (b)	151	10,118
Bank of Nova Scotia	191	11,080
Barrick Gold Corp.	295	5,260
Brookfield Asset Management, Inc. (Class A)	293	11,954
Cameco Corp. (b)	393	9,012
Canadian Imperial Bank of Commerce (b)	69	5,954
Canadian National Railway Co.	297	16,713
Canadian Natural Resources, Ltd.	297	11,401
Canadian Pacific Railway, Ltd. (b)	63	9,455
Canadian Tire Corp., Ltd. (Class A)	73	6,893
Cenovus Energy, Inc. (b)	377	10,920
Eldorado Gold Corp.	405	2,257
Enbridge, Inc. (b)	336	15,285
EnCana Corp.	552	11,808
Enerplus Corp. (b)	434	8,690
First Quantum Minerals, Ltd.	210	3,887
Goldcorp, Inc.	289	7,062
IAMGOLD Corp.	436	1,537
IGM Financial, Inc. (b)	116	5,480
Imperial Oil, Ltd. (b)	216	10,074
Kinross Gold Corp. (a)	639	2,646
Loblaw Cos., Ltd. (b)	232	9,858
Manulife Financial Corp.	774	14,950
National Bank of Canada	408	16,375
Onex Corp.	257	14,292
Penn West Petroleum, Ltd. (b)	334	2,796
Potash Corp. of Saskatchewan, Inc. (b)	220	7,971
Rogers Communications, Inc. (Class B)	409	16,975
Royal Bank of Canada	358	23,642
Shaw Communications, Inc. (Class B) (b)	273	6,530
Shoppers Drug Mart Corp.	179	9,865
Silver Wheaton Corp.	193	4,385
SNC-Lavalin Group, Inc.	171	7,489
Sun Life Financial, Inc. (b)	422	14,636
Suncor Energy, Inc.	601	21,023
Talisman Energy, Inc.	701	6,999
Teck Resources, Ltd. (Class B)	214	4,626
TELUS Corp.	578	20,753
The Toronto-Dominion Bank (b)	330	15,496
TMX Group, Ltd.	8	391
TransAlta Corp. (b)	670	7,794
TransCanada Corp. (b)	120	5,463
Valeant Pharmaceuticals International, Inc. (a)	234	30,834

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Yamana Gold, Inc. (b)	589	$5,166

		452,530

CHILE — 0.2%
Empresa Nacional de Electricidad SA ADR	228	9,845
Enersis SA ADR	591	9,178
Sociedad Quimica y Minera de Chile SA ADR (b)	130	4,126

		23,149

CHINA — 1.2%
Agricultural Bank of China, Ltd.	14,000	6,100
Bank of China, Ltd.	27,000	11,974
Bank of Communications Co., Ltd.	10,000	6,536
China Construction Bank Corp.	13,000	9,100
China Life Insurance Co., Ltd.	3,000	8,489
China Merchants Bank Co., Ltd.	2,674	4,847
China Petroleum & Chemical Corp.	11,200	10,020
China Shenhua Energy Co., Ltd.	1,500	4,332
China Telecom Corp., Ltd.	12,000	5,554
Hengan International Group Co., Ltd.	1,000	10,358
Huaneng Power International, Inc.	8,000	7,652
Industrial & Commercial Bank of China	22,000	13,528
PetroChina Co., Ltd.	8,000	8,715
PICC Property & Casualty Co., Ltd.	4,220	5,778
Ping An Insurance Group Co. of China, Ltd. (b)	1,000	8,289
Tencent Holdings, Ltd.	400	27,820
Wumart Stores, Inc. (b)	4,000	3,898
Yanzhou Coal Mining Co., Ltd. (b)	4,000	3,027

		156,017

COLOMBIA — 0.1%
BanColombia SA ADR (b)	191	10,788

DENMARK — 0.7%
A P Moller — Maersk A/S (b)	2	23,999
Danske Bank A/S	334	9,310
DSV A/S	501	16,176
Novo Nordisk A/S (Class B)	745	33,942

		83,427

FINLAND — 0.4%
Fortum Oyj	261	5,936
Metso Oyj (b)	155	5,069
Nokia Oyj (a)	1,616	12,005
Sampo Oyj (Class A)	183	9,496
UPM-Kymmene Oyj	595	10,177
Valmet Corp. (b)	155	1,663
Wartsila Oyj	177	9,619

		53,965

FRANCE — 3.4%
Accor SA	314	16,084
Alstom SA	242	6,611
AXA SA	629	16,354
BNP Paribas	333	25,697
Bouygues SA	189	7,886
Cap Gemini SA	236	17,873
Carrefour SA	365	14,134
Credit Agricole SA (a)	664	10,474
Danone	179	12,664
Essilor International SA	120	12,107
France Telecom SA	914	13,504
GDF Suez	320	8,759
Groupe Fnac (a)	2	103
Kering	41	8,366
LVMH Moet Hennessy Louis Vuitton SA	65	11,821
Pernod Ricard SA	88	10,249
Publicis Groupe SA	151	13,648
Renault SA	222	21,583
Sanofi	293	30,562
Schneider Electric SA	212	18,802
Societe Generale	267	16,451
Sodexo	187	19,621
Technip SA	98	10,118
Total SA (b)	454	29,785
Unibail-Rodamco SE	71	18,446
Vallourec SA	78	4,236
Veolia Environnement SA	556	11,004
Vinci SA	271	20,136
Vivendi SA	689	19,201

		426,279

GERMANY — 3.0%
Adidas AG	161	17,428
Allianz SE	151	25,536
BASF SE	244	27,132
Bayer AG	287	38,836
Commerzbank AG (a)	271	4,981
Daimler AG	336	31,763
Deutsche Bank AG	326	14,591
Deutsche Boerse AG	116	9,236
Deutsche Lufthansa AG (a)	696	18,240
Deutsche Post AG	578	21,485
Deutsche Telekom AG	953	15,407
E.ON AG	597	11,676
Fresenius Medical Care AG & Co. KGaA	65	4,538
Linde AG	41	8,205
MAN SE	55	7,012
Merck KGaA	102	17,186
Muenchener Rueckversicherungs- Gesellschaft AG	88	19,236
OSRAM Licht AG (a)	6	389
RWE AG	200	8,121
Salzgitter AG (b)	212	8,383
SAP AG	297	24,053
Siemens AG	138	18,582
ThyssenKrupp AG (a)	373	10,007
Volkswagen AG	71	18,005

		380,028

HONG KONG — 2.0%
AIA Group, Ltd.	2,800	13,283
Bank of East Asia, Ltd.	2,267	8,855
Cheung Kong Holdings, Ltd.	2,000	33,157
China Mobile, Ltd.	1,500	13,729
China Overseas Land & Investment, Ltd. (b)	4,000	10,365
China Resources Enterprise, Ltd. (b)	4,000	11,293
China Unicom (Hong Kong), Ltd.	4,000	5,260

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Citic Pacific, Ltd. (b)	4,000	$7,096
CNOOC, Ltd.	6,000	9,019
COSCO Pacific, Ltd.	4,182	5,337
Hang Lung Properties, Ltd.	2,000	5,750
Henderson Land Development Co., Ltd.	2,147	12,524
Hong Kong Exchanges and Clearing, Ltd.	616	9,339
Hutchison Whampoa, Ltd.	2,000	26,479
Li & Fung, Ltd. (b)	4,000	5,909
New World Development Co., Ltd. (b)	6,224	6,259
Sands China, Ltd.	1,600	11,953
Shangri-La Asia, Ltd.	4,000	6,549
Sun Hung Kai Properties, Ltd.	2,062	25,253
Swire Pacific, Ltd.	1,000	11,660
The Link REIT	2,058	10,122

		249,191

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	45	2,532
Richter Gedeon NyRt	367	6,400

		8,932

INDIA — 0.7%
Axis Bank, Ltd. GDR	160	3,920
Dr. Reddy’s Laboratories, Ltd. ADR	419	18,394
HDFC Bank, Ltd. ADR	318	13,047
ICICI Bank, Ltd. ADR (b)	261	11,432
Infosys Technologies, Ltd. ADR (b)	183	9,915
Mahindra & Mahindra, Ltd. GDR	479	7,808
Reliance Industries, Ltd. GDR (c)	324	10,044
Tata Motors, Ltd. ADR	354	12,535

		87,095

INDONESIA — 0.4%
Astra Agro Lestari Tbk PT	3,000	6,866
Astra International Tbk PT	10,000	6,492
Bank Central Asia Tbk PT	9,000	8,398
Bank Mandiri Tbk PT	9,000	7,487
Bank Rakyat Indonesia Persero Tbk PT	10,500	8,850
Gudang Garam Tbk PT	1,000	4,348
Telekomunikasi Indonesia Persero Tbk PT	66,000	12,869

		55,310

IRELAND — 0.8%
Accenture PLC (Class A) (b)	204	16,263
Allegion PLC (b)	66	3,443
Covidien PLC	407	29,980
CRH PLC	306	8,517
Eaton Corp. PLC	407	30,574
Mallinckrodt PLC (a)(b)	25	1,585
Perrigo Co. PLC (b)	17	2,629
Seagate Technology PLC (b)	204	11,457

		104,448

ISRAEL — 0.2%
Bank Hapoalim BM	1,363	7,771
Bank Leumi Le-Israel BM (a)	1,785	6,956
Teva Pharmaceutical Industries, Ltd. ADR	234	12,365

		27,092

ITALY — 0.8%
Assicurazioni Generali SpA	566	12,622
Enel SpA	2,489	14,092
ENI SpA	529	13,277
Intesa Sanpaolo SpA	4,492	15,230
Mediaset SpA (a)	2,208	12,349
Saipem SpA	112	2,735
Telecom Italia SpA	10,495	12,382
UniCredit SpA	1,498	13,689

		96,376

JAPAN — 7.4%
Aisin Seiki Co., Ltd.	200	7,234
Asahi Breweries, Ltd.	200	5,611
Asahi Kasei Corp.	2,000	13,633
Astellas Pharma, Inc.	1,000	11,885
Bridgestone Corp.	200	7,108
Canon, Inc.	200	6,197
Chuo Mitsui Trust Holdings, Inc.	2,000	9,050
Credit Saison Co., Ltd.	400	7,974
Daiichi Sankyo Co., Ltd. (b)	600	10,126
Daikin Industries, Ltd.	200	11,229
Daiwa Securities Group, Inc.	2,000	17,439
Denso Corp.	400	19,218
Eisai Co., Ltd. (b)	200	7,803
FUJIFILM Holdings Corp.	400	10,763
Fujitsu, Ltd.	1,000	6,059
Hitachi, Ltd.	2,000	14,798
Hokuhoku Financial Group, Inc.	4,000	7,690
Honda Motor Co., Ltd.	400	14,115
Hoya Corp.	400	12,480
ITOCHU Corp.	600	7,026
Japan Tobacco, Inc.	400	12,584
JFE Holdings, Inc.	400	7,547
JSR Corp. (b)	400	7,430
JX Holdings, Inc.	1,000	4,826
Kajima Corp. (b)	2,000	7,030
Kamigumi Co., Ltd.	2,000	19,479
KDDI Corp.	400	23,211
Kobe Steel, Ltd.	6,000	7,982
Komatsu, Ltd.	400	8,304
Konica Minolta Holdings, Inc.	1,000	9,351
Kyocera Corp.	400	18,073
Makita Corp.	200	11,011
Marubeni Corp. (b)	2,000	13,458
Marui Group Co., Ltd.	1,800	15,468
Mitsubishi Chemical Holdings Corp.	1,000	4,166
Mitsubishi Corp.	400	7,442
Mitsubishi Electric Corp.	2,000	22,566
Mitsubishi Heavy Industries, Ltd.	2,000	11,594
Mitsubishi UFJ Financial Group, Inc.	3,500	19,270
Mitsui & Co., Ltd.	400	5,667
Mizuho Financial Group, Inc. (b)	7,300	14,460
MS&AD Insurance Group Holdings, Inc.	400	9,182
Murata Manufacturing Co., Ltd.	200	18,906
NEC Corp.	2,000	6,156
Nippon Steel Corp.	5,000	13,691
Nippon Yusen K.K. (b)	4,000	11,652
Nissan Motor Co., Ltd.	800	7,147
Nitto Denko Corp.	200	9,598
NKSJ Holdings, Inc.	400	10,301
Nomura Holdings, Inc.	1,900	12,213

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NTT Data Corp.	200	$7,797
Obayashi Corp.	2,000	11,303
ORIX Corp. (a)	800	11,287
Osaka Gas Co., Ltd.	2,000	7,593
Panasonic Corp. (b)	1,200	13,668
Resona Holdings, Inc.	1,200	5,814
Rohm Co., Ltd.	200	8,943
Secom Co., Ltd.	200	11,547
Seven & I Holdings Co., Ltd.	200	7,659
Shin-Etsu Chemical Co., Ltd.	200	11,454
Softbank Corp.	400	30,296
Sony Corp. (b)	600	11,489
Sumitomo Chemical Co., Ltd.	2,000	7,399
Sumitomo Corp. (b)	400	5,100
Sumitomo Electric Industries, Ltd.	600	8,949
Sumitomo Mitsui Financial Group, Inc.	400	17,125
T&D Holdings, Inc.	800	9,532
Takeda Pharmaceutical Co., Ltd.	200	9,500
TDK Corp.	200	8,370
Teijin, Ltd.	2,000	4,972
Terumo Corp. (b)	400	8,751
The Joyo Bank, Ltd.	2,000	10,001
The Kansai Electric Power Co., Inc. (a)	400	4,113
Tokio Marine Holdings, Inc.	400	12,033
Tokyo Electron, Ltd.	200	12,283
Tokyu Corp.	2,000	12,254
Toppan Printing Co., Ltd. (b)	2,000	14,352
Toshiba Corp.	2,000	8,487
Toyota Motor Corp.	800	45,257
Toyota Tsusho Corp.	600	15,264
West Japan Railway Co.	200	8,184
Yamada Denki Co., Ltd. (b)	800	2,672
Yamaha Corp.	1,200	15,486

		936,137

LUXEMBOURG — 0.1%
ArcelorMittal	397	6,399

MEXICO — 0.5%
America Movil SAB de CV	15,240	15,113
Cemex SAB de CV (a)	6,675	8,440
Fomento Economico Mexicano SAB de CV	1,567	14,604
Grupo Financiero Banorte SAB de CV	1,508	10,150
Grupo Mexico SAB de CV	2,508	7,925
Grupo Televisa SA de CV (Series CPO)	1,332	8,888
Industrias Penoles SA de CV	102	2,667

		67,787

NETHERLANDS — 1.5%
Airbus Group NV	134	9,602
Akzo Nobel NV	150	12,245
ASML Holding NV	144	13,343
CNH Industrial NV (a)	281	3,232
Heineken NV	106	7,381
ING Groep NV (a)	1,376	19,486
Koninklijke (Royal) KPN NV (a)	1,812	6,406
Koninklijke Ahold NV	649	13,040
Koninklijke DSM NV	174	11,946
Koninklijke Philips NV	537	18,877
LyondellBasell Industries NV	204	18,144
Reed Elsevier NV	695	15,024
Unilever NV	400	16,448
Wolters Kluwer NV	862	24,331

		189,505

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	407	39,682

NORWAY — 0.3%
DnB NOR ASA	739	12,849
Norsk Hydro ASA	2,270	11,318
Telenor ASA	605	13,409
Yara International ASA	126	5,569

		43,145

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	61	767

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR (b)	147	8,970

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (b)	1,728	7,352

RUSSIA — 0.5%
Federal Hydrogenerating Co. JSC ADR (e)	824	1,262
Federal Hydrogenerating Co. JSC ADR (e)	855	1,298
Gazprom OAO ADR (e)	781	6,068
Gazprom OAO ADR (e)	810	6,237
Lukoil OAO ADR	195	10,905
MMC Norilsk Nickel OJSC ADR (b)	238	3,958
Mobile Telesystems OJSC ADR	371	6,489
Sberbank of Russia ADR (b)(e)	412	4,025
Sberbank of Russia ADR (e)	427	4,150
Surgutneftegas OJSC ADR Preference Shares	1,712	12,412
Tatneft OAO ADR	198	6,784
Uralkali OJSC GDR	138	3,275

		66,863

SINGAPORE — 0.4%
CapitaLand, Ltd.	6,000	13,789
Singapore Exchange, Ltd.	4,000	22,075
Singapore Press Holdings, Ltd. (b)	4,000	13,359
Singapore Telecommunications, Ltd.	2,000	5,805

		55,028

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd. (a)(b)	173	3,008
Discovery Holdings, Ltd.	2,367	18,987
FirstRand, Ltd.	2,174	7,462
Gold Fields, Ltd.	419	1,615
Harmony Gold Mining Co., Ltd. (a)(b)	464	1,443
Impala Platinum Holdings, Ltd.	314	3,582
MTN Group, Ltd. (b)	804	16,477
Naspers, Ltd.	128	14,133
Sanlam, Ltd. (b)	2,013	11,013
Sasol, Ltd.	155	8,688
Sibanye Gold, Ltd.	206	446

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Standard Bank Group, Ltd. (b)	520	$6,862

		93,716

SOUTH KOREA — 1.2%
E-Mart Co., Ltd.	8	1,834
Hana Financial Group, Inc.	80	2,924
Hyundai Heavy Industries Co., Ltd.	12	2,379
Hyundai Hysco Co., Ltd.	29	1,498
Hyundai Mobis	13	3,847
Hyundai Motor Co.	29	6,838
Hyundai Steel Co.	39	2,521
KB Financial Group, Inc.	110	3,849
Kia Motors Corp.	65	3,621
Korea Electric Power Corp. ADR (a)(b)	318	5,460
KT&G Corp.	41	3,081
LG Chem, Ltd. Preference Shares	63	8,789
LG Electronics, Inc.	34	2,073
LG Household & Health Care, Ltd.	6	2,590
Lotte Chemical Corp.	6	1,060
NAVER Corp.	11	7,998
NHN Entertainment Corp. (a)	5	451
POSCO ADR	116	8,052
Samsung C&T Corp.	68	3,942
Samsung Electronics Co., Ltd. GDR	73	45,917
Samsung Engineering Co., Ltd. (a)	17	1,145
Samsung Fire & Marine Insurance Co., Ltd.	14	3,150
Samsung Heavy Industries Co., Ltd.	110	3,291
Samsung Securities Co., Ltd.	67	2,458
Shinhan Financial Group Co., Ltd.	110	4,857
SK Holdings Co., Ltd.	23	4,170
SK Hynix, Inc. (a)	130	4,397
SK Innovation Co., Ltd.	20	2,292

		144,484

SPAIN — 0.8%
Acciona SA	114	9,873
Acerinox SA (b)	534	8,582
ACS, Actividades de Construccion y Servicios SA	404	15,877
Banco Bilbao Vizcaya Argentaria SA	1,576	18,937
Banco Santander SA	2,810	26,804
Repsol YPF SA	246	6,281
Telefonica SA	643	10,178

		96,532

SWEDEN — 1.3%
Assa Abloy AB (Class B)	224	11,906
Atlas Copco AB (Class B)	625	17,082
Nordea Bank AB	1,083	15,334
Sandvik AB	582	8,209
Securitas AB (Class B)	904	10,450
Skandinaviska Enskilda Banken AB (Class A) (b)	1,367	18,733
Skanska AB (Class B)	593	13,948
SKF AB (Class B) (b)	422	10,785
Svenska Handelsbanken AB (Class A) (b)	185	9,268
Tele2 AB	373	4,620
Telefonaktiebolaget LM Ericsson (Class B)	1,106	14,704
TeliaSonera AB	953	7,173
Volvo AB (Class A)	912	14,671

		156,883

SWITZERLAND — 3.4%
ABB, Ltd. (a)	823	21,242
ACE, Ltd.	204	20,208
Adecco SA (a)	159	13,239
Cie Financiere Richemont SA	224	21,402
Credit Suisse Group AG (a)	485	15,697
Geberit AG	65	21,303
Givaudan SA (a)	8	12,380
Glencore Xstrata PLC (a)	1,082	5,570
Holcim, Ltd. (a)	145	12,016
Kuehne & Nagel International AG	77	10,783
Nestle SA	570	42,943
Novartis AG	538	45,678
Pentair, Ltd.	23	1,825
Roche Holding AG	200	59,999
SGS SA	8	19,734
Swiss Re AG (a)	193	17,905
Syngenta AG	20	7,569
TE Connectivity, Ltd. (b)	407	24,506
The Swatch Group AG	24	15,052
Transocean, Ltd.	145	5,978
UBS AG (a)	1,244	25,715
Zurich Insurance Group AG (a)	39	11,982

		432,726

TAIWAN — 1.1%
Advanced Semiconductor Engineering Inc, ADR (b)	2,350	13,043
AU Optronics Corp. ADR (a)(b)	2,021	7,033
Chunghwa Telecom Co., Ltd. ADR	536	16,444
Hon Hai Precision Industry Co., Ltd. GDR	3,264	18,719
Siliconware Precision Industries Co. ADR (b)	3,363	22,364
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,233	44,705
United Microelectronics Corp. ADR (b)	5,254	10,928

		133,236

THAILAND — 0.1%
Bangkok Bank PCL	2,200	12,173
PTT PCL	400	3,638

		15,811

TURKEY — 0.2%
Akbank TAS	1,488	4,730
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,149	9,600
Turkiye Garanti Bankasi AS	1,722	5,892
Turkiye Is Bankasi (Class C)	3,950	8,771

		28,993

UNITED KINGDOM — 8.0%
3i Group PLC	3,609	23,941
Anglo American PLC	454	11,554

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

AstraZeneca PLC	360	$23,266
BAE Systems PLC	1,815	12,533
Barclays PLC	4,832	18,802
BG Group PLC	908	16,916
BHP Billiton PLC	619	19,029
BP PLC	5,164	41,324
British American Tobacco PLC	104	5,783
British Land Co. PLC	1,291	14,076
British Sky Broadcasting Group PLC	409	6,225
BT Group PLC	4,234	26,788
Burberry Group PLC	322	7,489
Capita Group PLC	1,094	19,990
Cobham PLC	5,390	26,868
Compass Group PLC	975	14,873
Diageo PLC	554	17,188
Experian PLC	755	13,607
G4S PLC	1,269	5,109
GlaxoSmithKline PLC	1,273	33,776
Hammerson PLC	2,053	18,962
HSBC Holdings PLC	4,517	45,748
Imperial Tobacco Group PLC	204	8,241
Intercontinental Hotels Group PLC	556	17,862
J Sainsbury PLC (b)	1,500	7,905
Land Securities Group PLC	897	15,268
Liberty Global PLC (Class A) (a)	204	8,486
Liberty Global PLC, (Series C) (a)(b)	204	8,305
Lloyds Banking Group PLC (a)	17,630	21,941
Marks & Spencer Group PLC	2,072	15,596
National Grid PLC	401	5,495
Next PLC	147	16,175
Noble Corp. PLC (b)	407	13,325
Old Mutual PLC	3,053	10,236
Pearson PLC	244	4,324
Prudential PLC	988	20,894
Randgold Resources, Ltd.	59	4,428
Reckitt Benckiser Group PLC	163	13,280
Reed Elsevier PLC	635	9,697
Rio Tinto PLC	437	24,315
Rolls-Royce Holdings PLC (a)	643	11,513
Royal Dutch Shell PLC (Class A)	66	2,411
Royal Dutch Shell PLC (Class B)	1,549	60,441
RSA Insurance Group PLC	6,635	9,906
SABMiller PLC	267	13,332
Scottish & Southern Energy PLC	326	7,984
Severn Trent PLC	509	15,470
Smith & Nephew PLC	922	13,972
Smiths Group PLC	711	15,078
Standard Chartered PLC	712	14,879
Standard Life PLC	4,181	26,313
Tesco PLC	2,406	11,849
The Sage Group PLC	3,462	24,131
Tullow Oil PLC	362	4,517
Unilever PLC	312	13,321
United Utilities Group PLC	906	11,902
Vodafone Group PLC	7,421	27,255
Whitbread PLC	666	46,212
Wolseley PLC	173	9,838
WPP PLC	701	14,457

		1,004,401

UNITED STATES — 48.9%
3M Co. (b)	204	27,675
Abbott Laboratories (b)	407	15,674
AbbVie, Inc.	200	10,280
Adobe Systems, Inc. (a)	611	40,167
Aetna, Inc. (b)	407	30,513
Aflac, Inc.	407	25,657
Agilent Technologies, Inc.	407	22,759
Alexion Pharmaceuticals, Inc. (a)	204	31,035
Allergan, Inc. (b)	204	25,316
Altera Corp. (b)	204	7,393
Altria Group, Inc.	407	15,234
Amazon.com, Inc. (a)	204	68,650
American Capital Agency Corp.	204	4,384
American Electric Power Co., Inc.	407	20,619
American Express Co.	407	36,642
American Tower Corp.	204	16,701
Amgen, Inc.	407	50,199
Anadarko Petroleum Corp.	204	17,291
Annaly Capital Management, Inc. (b)	407	4,465
Apache Corp. (b)	204	16,922
Apple, Inc.	204	109,495
Applied Materials, Inc.	1,424	29,078
Archer-Daniels-Midland Co.	611	26,511
AT&T, Inc.	1,424	49,940
Automatic Data Processing, Inc.	204	15,761
Baker Hughes, Inc.	407	26,463
Bank of America Corp. (b)	3,461	59,529
Baxter International, Inc.	407	29,947
Becton, Dickinson and Co.	204	23,884
Bed Bath & Beyond, Inc. (a)	204	14,035
Berkshire Hathaway, Inc. (Class B) (a)(b)	204	25,494
Biogen Idec, Inc. (a)	204	62,397
Bristol-Myers Squibb Co.	611	31,741
Broadcom Corp. (Class A) (b)	407	12,812
C.H. Robinson Worldwide, Inc. (b)	204	10,688
Cameron International Corp. (a)(b)	407	25,140
Capital One Financial Corp.	204	15,741
Carnival Corp. (b)	204	7,723
Caterpillar, Inc. (b)	204	20,271
CBS Corp.	407	25,153
Celgene Corp. (a)(b)	204	28,478
CenturyLink, Inc. (b)	407	13,366
Chesapeake Energy Corp. (b)	611	15,654
Chevron Corp. (b)	611	72,654
Church & Dwight Co., Inc. (b)	407	28,111
Cisco Systems, Inc. (b)	2,035	45,604
Citigroup, Inc. (b)	1,018	48,457
Citrix Systems, Inc. (a)	204	11,716
Coach, Inc. (b)	204	10,131
Cognizant Technology Solutions Corp. (Class A) (a)	408	20,649
Colgate-Palmolive Co.	407	26,402
Comcast Corp. (Class A) Special	1,018	49,638
ConAgra Foods, Inc.	407	12,629
ConocoPhillips (b)	407	28,632
Corning, Inc. (b)	815	16,968
Costco Wholesale Corp.	204	22,783

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

CST Brands, Inc. (b)	22	$687
CSX Corp.	815	23,611
Cummins, Inc.	204	30,394
CVS Caremark Corp.	407	30,468
Danaher Corp. (b)	407	30,525
Deere & Co.	204	18,523
Devon Energy Corp. (b)	204	13,654
DIRECTV (Class A) (a)(b)	204	15,590
Discover Financial Services	407	23,683
Dollar Tree, Inc. (a)(b)	407	21,237
Duke Energy Corp.	222	15,811
E. I. du Pont de Nemours & Co. (b)	407	27,310
eBay, Inc. (a)(b)	611	33,752
Ecolab, Inc.	204	22,030
Edison International (b)	407	23,040
Eli Lilly & Co.	407	23,956
EMC Corp. (b)	815	22,339
Emerson Electric Co.	407	27,188
EOG Resources, Inc. (b)	204	40,019
Equity Residential (b)	204	11,830
Exelon Corp. (b)	407	13,659
Express Scripts Holding Co. (a)	285	21,401
Exxon Mobil Corp.	1,222	119,365
Fastenal Co. (b)	204	10,061
FedEx Corp.	204	27,042
FirstEnergy Corp. (b)	407	13,850
FMC Technologies, Inc. (a)	407	21,282
Ford Motor Co. (b)	1,628	25,397
Franklin Resources, Inc. (b)	611	33,104
Freeport-McMoRan Copper & Gold, Inc.	407	13,459
General Dynamics Corp.	204	22,220
General Electric Co.	3,054	79,068
General Mills, Inc.	204	10,571
General Motors Co. (b)	407	14,009
Gilead Sciences, Inc. (a)(b)	815	57,751
Google, Inc. (Class A) (a)(b)	100	111,451
Halliburton Co.	407	23,968
HCP, Inc.	611	23,701
Hess Corp.	204	16,908
Hewlett-Packard Co. (b)	815	26,373
Hillshire Brands Co.	122	4,546
Honeywell International, Inc. (b)	407	37,753
Illinois Tool Works, Inc. (b)	407	33,101
Ingersoll-Rand PLC	407	23,297
Intel Corp.	1,628	42,019
International Business Machines Corp. (b)	407	78,343
Intuit, Inc. (b)	204	15,857
Johnson & Johnson	611	60,019
Johnson Controls, Inc.	407	19,259
JPMorgan Chase & Co. (b)	1,222	74,188
Juniper Networks, Inc. (a)(b)	407	10,484
Kellogg Co. (b)	204	12,793
Kimberly-Clark Corp.	204	22,491
Kinder Morgan Management, LLC (a)(b)	228	16,341
Kinder Morgan, Inc. (b)	42	1,365
Kohl’s Corp. (b)	204	11,587
Kraft Foods Group, Inc. (b)	33	1,851
L Brands, Inc. (b)	407	23,105
Las Vegas Sands Corp.	204	16,479
Liberty Interactive Corp. (Class A) (a)	407	11,750
Liberty Ventures, (Series A) (a)(b)	14	1,825
Lockheed Martin Corp. (b)	204	33,301
Lowe’s Cos., Inc. (b)	611	29,878
Macy’s, Inc. (b)	407	24,131
Marathon Oil Corp.	611	21,703
Marathon Petroleum Corp. (b)	204	17,756
Marsh & McLennan Cos., Inc. (b)	407	20,065
Mattel, Inc. (b)	815	32,690
McCormick & Co., Inc. (b)	611	43,833
McDonald’s Corp. (b)	204	19,998
McKesson Corp.	204	36,020
Mead Johnson Nutrition Co. (b)	204	16,961
Medtronic, Inc.	611	37,601
Merck & Co., Inc.	815	46,268
MetLife, Inc.	611	32,261
Microsoft Corp.	2,239	91,777
Mondelez International, Inc. (Class A) (b)	204	7,048
Monsanto Co.	204	23,209
Morgan Stanley (b)	611	19,045
National Oilwell Varco, Inc. (b)	204	15,885
NetApp, Inc.	204	7,528
Newmont Mining Corp.	204	4,782
News Corp. (Class A) (a)	124	2,135
NextEra Energy, Inc. (b)	204	19,506
NIKE, Inc. (Class B)	407	30,061
Noble Energy, Inc.	407	28,913
Norfolk Southern Corp. (b)	204	19,823
Northrop Grumman Corp.	407	50,216
O’Reilly Automotive, Inc. (a)	204	30,272
Occidental Petroleum Corp.	407	38,783
Oracle Corp. (b)	1,424	58,256
Parker Hannifin Corp. (b)	204	24,421
PepsiCo, Inc.	407	33,984
Pfizer, Inc. (b)	2,011	64,593
PG&E Corp. (b)	204	8,813
Philip Morris International, Inc.	407	33,321
Phillips 66 (b)	100	7,706
Pioneer Natural Resources Co. (b)	204	38,177
PNC Financial Services Group, Inc.	204	17,748
PPL Corp. (b)	611	20,249
Praxair, Inc. (b)	204	26,718
ProLogis (b)	611	24,947
Prudential Financial, Inc.	407	34,453
Public Service Enterprise Group, Inc. (b)	407	15,523
Public Storage	204	34,372
QUALCOMM, Inc. (b)	611	48,183
Range Resources Corp.	204	16,926
Raytheon Co. (b)	204	20,153
Retail Opportunity Investments Corp. (b)	3,054	45,627
Rockville Financial, Inc.	3,257	44,263
Ross Stores, Inc.	204	14,596
Salesforce.com, Inc. (a)(b)	815	46,528
SanDisk Corp.	204	16,563
Simon Property Group, Inc. (b)	204	33,456
Southern Co. (b)	204	8,964

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Southwestern Energy Co. (a)(b)	204	$9,386
Spectra Energy Corp. (b)	407	15,035
St. Jude Medical, Inc.	407	26,614
Starbucks Corp.	407	29,866
State Street Corp.	204	14,188
Sysco Corp. (b)	407	14,705
Target Corp.	204	12,344
Texas Instruments, Inc.	611	28,809
The ADT Corp. (b)	50	1,497
The Allstate Corp.	407	23,028
The Bank of New York Mellon Corp. (b)	611	21,562
The Boeing Co.	204	25,600
The Charles Schwab Corp. (b)	1,018	27,822
The Chubb Corp. (b)	204	18,217
The Clorox Co. (b)	204	17,954
The Coca-Cola Co. (b)	815	31,508
The Dow Chemical Co. (b)	611	29,688
The Estee Lauder Cos., Inc. (Class A) (b)	204	13,644
The Goldman Sachs Group, Inc.	204	33,425
The Hershey Co. (b)	204	21,298
The Home Depot, Inc.	407	32,206
The J.M. Smucker Co.	204	19,837
The Mosaic Co.	204	10,200
The Procter & Gamble Co.	407	32,804
The Travelers Cos., Inc. (b)	204	17,360
The Walt Disney Co.	611	48,923
The Williams Cos., Inc. (b)	611	24,794
Thermo Fisher Scientific, Inc.	407	48,938
Time Warner Cable, Inc.	204	27,985
Time Warner, Inc. (b)	407	26,589
TJX Cos., Inc.	407	24,685
Twenty-First Century Fox, Inc. (b)	1,018	32,545
Tyco International, Ltd.	204	8,650
Tyson Foods, Inc. (Class A) (b)	815	35,868
U.S. Bancorp (b)	611	26,187
Union Pacific Corp.	204	38,283
United Parcel Service, Inc. (Class B)	204	19,866
United Technologies Corp.	204	23,835
UnitedHealth Group, Inc. (b)	407	33,370
Valero Energy Corp.	407	21,612
Vector Group, Ltd. (b)	2,017	43,446
Verizon Communications, Inc. (b)	968	46,048
Viacom, Inc. (Class B)	204	17,338
Visa, Inc. (Class A) (b)	204	44,035
Wal-Mart Stores, Inc.	407	31,107
Walgreen Co.	407	26,874
Waste Management, Inc. (b)	407	17,122
Weatherford International, Ltd. (a)	1,018	17,672
WellPoint, Inc.	204	20,308
Wells Fargo & Co. (b)	1,628	80,977
Western Digital Corp.	204	18,731
Whole Foods Market, Inc. (b)	407	20,639
Yahoo!, Inc. (a)(b)	611	21,935
Yum! Brands, Inc. (b)	204	15,380
Zoetis, Inc.	23	665

		6,152,984

TOTAL COMMON STOCKS —
(Cost $10,998,286)		12,420,684

RIGHTS — 0.0% (d)
HONG KONG — 0.0% (d)
New World Development Co., Ltd. (expiring 4/17/14) (a)	2,075	428

SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (a)	1,576	369

UNITED KINGDOM — 0.0% (d)
RSA Insurance Group PLC (expiring 4/9/14) (a)	2,488	1,390

TOTAL RIGHTS —
(Cost $364)		2,187

SHORT TERM INVESTMENTS — 20.1%
UNITED STATES — 20.1%
MONEY MARKET FUNDS — 20.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	2,424,184	2,424,184
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	108,316	108,316

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,532,500)		2,532,500

TOTAL INVESTMENTS — 118.8%
(Cost $13,531,150)		14,955,371
OTHER ASSETS & LIABILITIES — (18.8)%		(2,371,689)

NET ASSETS — 100.0%		$12,583,682

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 9.5%
Banco Bradesco SA Preference Shares ADR (a)	7,019	$95,950
BRF — Brasil Foods SA ADR	2,226	44,475
Itau Unibanco Holding SA Preference Shares ADR	8,419	125,106
Petroleo Brasileiro SA ADR (a)	7,122	98,782
Vale SA Preference Shares ADR	6,388	79,531

		443,844

CHINA — 21.7%
Agricultural Bank of China, Ltd.	73,000	31,808
Bank of China, Ltd.	251,196	111,397
China Construction Bank Corp.	243,154	170,210
China Life Insurance Co., Ltd.	25,584	72,395
China Petroleum & Chemical Corp.	85,600	76,584
China Shenhua Energy Co., Ltd.	11,144	32,180
Industrial & Commercial Bank of China	248,454	152,780
PetroChina Co., Ltd.	70,812	77,138
Ping An Insurance Group Co. of China, Ltd. (a)	6,500	53,880
Tencent Holdings, Ltd.	3,500	243,424

		1,021,796

HONG KONG — 6.6%
China Mobile, Ltd.	20,355	186,308
China Overseas Land & Investment, Ltd. (a)	14,000	36,277
CNOOC, Ltd.	59,362	89,230

		311,815

INDIA — 1.3%
ICICI Bank, Ltd. ADR (a)	1,435	62,853

MEXICO — 6.1%
America Movil SAB de CV, ADR, Series L (a)	5,925	117,789
Cemex SAB de CV ADR (a)(b)	3,823	48,285
Fomento Economico Mexicano SAB de CV, ADR (a)	674	62,844
Grupo Televisa SA de CV ADR (a)	1,729	57,558

		286,476

RUSSIA — 9.5%
Gazprom OAO ADR	19,967	153,746
Lukoil OAO ADR	1,704	94,674
Magnit OJSC GDR	874	47,895
Mobile Telesystems OJSC ADR	1,694	29,628
NovaTek OAO GDR	309	33,990
Sberbank of Russia ADR	9,014	87,616

		447,549

SOUTH AFRICA — 9.0%
MTN Group, Ltd. (a)	5,658	115,953
Naspers, Ltd.	1,333	147,184
Sasol, Ltd.	1,851	103,756
Standard Bank Group, Ltd. (a)	4,076	53,789

		420,682

SOUTH KOREA — 22.2%
Hyundai Mobis	229	67,767
Hyundai Motor Co.	514	121,202
KB Financial Group, Inc. ADR (b)	1,298	45,625
Kia Motors Corp.	893	49,749
LG Chem, Ltd.	157	37,463
NAVER Corp.	94	68,351
POSCO ADR (a)	877	60,873
Samsung Electronics Co., Ltd. GDR	745	468,605
Shinhan Financial Group Co., Ltd. ADR (b)	1,435	63,068
SK Hynix, Inc. (b)	1,800	60,877

		1,043,580

TAIWAN — 14.0%
Cathay Financial Holding Co., Ltd.	26,000	37,908
China Steel Corp.	38,275	32,239
Chunghwa Telecom Co., Ltd. ADR	1,300	39,884
Formosa Plastics Corp.	14,280	35,732
Hon Hai Precision Industry Co., Ltd. GDR	18,882	108,288
MediaTek, Inc.	5,000	73,804
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,582	331,972

		659,827

TOTAL COMMON STOCKS —
(Cost $4,700,337)		4,698,422

SHORT TERM INVESTMENTS — 14.1%
UNITED STATES — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	657,241	657,241
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	2,988	2,988

TOTAL SHORT TERM INVESTMENTS —
(Cost $660,229)		660,229

TOTAL INVESTMENTS — 114.0%
(Cost $5,360,566)		5,358,651
OTHER ASSETS & LIABILITIES — (14.0)%		(657,150)

NET ASSETS — 100.0%		$4,701,501

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHILE — 3.8%
Banco Santander Chile ADR	1,596	$37,410
Cencosud SA, ADR	2,309	22,605
Cia Cervecerias Unidas SA	575	6,421
Corpbanca SA	489,833	5,825
Empresa Nacional de Electricidad SA ADR	998	43,094
Empresas COPEC SA	822	10,731
Enersis SA ADR	2,872	44,602
Latam Airlines Group SA, ADR	2,017	30,356
SACI Falabella	1,317	11,591
Sociedad Quimica y Minera de Chile SA ADR	623	19,774

		232,409

COLOMBIA — 2.3%
Almacenes Exito SA	1,026	15,470
BanColombia SA ADR (a)	626	35,357
Cementos Argos SA	2,838	14,533
Ecopetrol SA, ADR (a)	900	36,711
Grupo de Inversiones Suramericana SA	1,384	25,663
Interconexion Electrica SA ESP	2,960	13,218

		140,952

CZECH REPUBLIC — 0.8%
CEZ AS	718	20,598
Komercni Banka AS	72	17,219
Telefonica O2 Czech Republic AS	682	10,246

		48,063

EGYPT — 0.5%
Commercial International Bank Egypt SAE, GDR	3,236	15,727
Global Telecom Holding GDR (b)	4,500	14,931

		30,658

GREECE — 1.4%
Folli Follie SA (b)	205	7,572
Hellenic Telecommunications Organization SA (b)	950	15,712
JUMBO SA (b)	595	10,661
National Bank of Greece SA (b)	1,300	7,059
OPAP SA	866	13,965
Piraeus Bank SA (b)	3,929	10,830
Public Power Corp. SA	572	9,460
Titan Cement Co. SA (b)	249	8,714

		83,973

HUNGARY — 0.6%
MOL Hungarian Oil and Gas NyRt	238	13,391
OTP Bank NyRt	914	17,505
Richter Gedeon NyRt	540	9,418

		40,314

INDONESIA — 6.6%
Adaro Energy Tbk PT	70,000	6,039
Astra International Tbk PT	85,000	55,183
Bank Central Asia Tbk PT	54,000	50,387
Bank Mandiri Tbk PT	42,000	34,938
Bank Negara Indonesia Persero Tbk PT	40,000	17,465
Bank Rakyat Indonesia Persero Tbk PT	49,000	41,301
Charoen Pokphand Indonesia Tbk PT	36,000	12,660
Indocement Tunggal Prakarsa Tbk PT	8,000	16,461
Indofood Sukses Makmur Tbk PT	25,000	16,065
Kalbe Farma Tbk PT	135,000	17,410
Lippo Karawaci Tbk PT	112,000	10,697
Matahari Department Store Tbk PT (b)	6,300	7,709
Perusahaan Gas Negara Persero Tbk PT	52,000	23,459
Semen Gresik Persero Tbk PT	15,000	20,863
Telekomunikasi Indonesia Persero Tbk PT	199,000	38,801
Unilever Indonesia Tbk PT	7,000	18,024
United Tractors Tbk PT	9,000	16,439

		403,901

MALAYSIA — 9.4%
Alliance Financial Group Bhd	7,000	9,453
AMMB Holdings Bhd	7,000	15,391
Axiata Group Bhd	9,400	19,200
British American Tobacco Malaysia Bhd	800	14,484
Bumi Armada Bhd	9,400	11,255
CIMB Group Holdings Bhd	18,000	39,412
Digi.Com Bhd	16,400	27,070
Felda Global Ventures Holdings Bhd	9,200	13,101
Gamuda Bhd	12,000	17,308
Genting Bhd	9,200	28,173
Genting Malaysia Bhd	14,200	18,264
Hong Leong Bank Bhd	2,600	11,258
IHH Healthcare Bhd (b)	12,200	14,384
IJM Corp. Bhd	9,200	17,298
IOI Corp. Bhd	11,000	16,169
IOI Properties Group Sdn Bhd (b)	5,499	4,479
Kuala Lumpur Kepong Bhd	2,400	17,786
Malayan Banking Bhd	15,400	45,651
Malaysia Airports Holdings Bhd	4,634	11,353
Maxis Bhd	8,600	18,330
Petronas Chemicals Group Bhd	10,200	21,584
Petronas Dagangan Bhd	1,600	15,042
Petronas Gas Bhd	2,600	18,950
PPB Group Bhd	2,800	14,251
Public Bank Bhd	2,600	15,287
Sapurakencana Petroleum Bhd (b)	16,600	22,875
Sime Darby Bhd	9,175	26,158
Telekom Malaysia Bhd	6,400	11,544
Tenaga Nasional Bhd	10,800	39,555
UMW Holdings Bhd	2,800	9,415
YTL Corp. Bhd	28,400	13,306

		577,786

MEXICO — 12.2%
Alfa SAB de CV (Class A)	12,168	30,791
America Movil SAB de CV	136,352	135,216
Cemex SAB de CV (b)	47,671	60,280
Coca-Cola Femsa SAB de CV	1,994	20,993
Compartamos SAB de CV	3,686	6,740
Fibra Uno Administracion SA de CV	6,225	20,146
Fomento Economico Mexicano SAB de CV	7,979	74,362
Genomma Lab Internacional SAB de CV (Class B) (b)	4,190	10,779
Grupo Aeroportuario del Sureste SAB de CV	1,396	17,131
Grupo Bimbo SAB de CV	7,381	19,933
Grupo Carso SA de CV	2,792	14,697
Grupo Financiero Banorte SAB de CV	9,775	65,795

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Grupo Financiero Inbursa SA	9,973	$25,680
Grupo Financiero Santander Mexico SAB de CV (Class B)	7,979	19,561
Grupo Mexico SAB de CV	15,558	49,159
Grupo Televisa SA de CV (Series CPO)	10,770	71,865
Industrias Penoles SA de CV	608	15,898
Kimberly-Clark de Mexico SAB de CV	7,381	19,775
Mexichem SAB de CV	4,987	17,657
Minera Frisco SAB de CV (b)	1,399	2,717
Promotora y Operadora de Infraestructura SAB de CV (b)	1,100	14,843
Wal-Mart de Mexico SAB de CV	16,814	39,919

		753,937

PERU — 1.2%
Compania de Minas Buenaventura SA ADR	561	7,052
Credicorp, Ltd. (a)	298	41,100
Southern Copper Corp. (a)	798	23,230

		71,382

PHILIPPINES — 2.3%
Aboitiz Equity Ventures, Inc.	11,600	14,485
Ayala Corp.	1,040	13,404
Ayala Land, Inc.	30,000	20,002
BDO Unibank, Inc.	9,480	17,968
International Container Terminal Services, Inc.	5,620	13,535
JG Summit Holdings, Inc.	7,530	8,312
Philippine Long Distance Telephone Co.	230	14,002
SM Investments Corp.	800	12,577
SM Prime Holdings, Inc.	29,000	9,441
Universal Robina Corp.	4,900	15,516

		139,242

POLAND — 4.1%
Bank Pekao SA	562	36,569
Bank Zachodni WBK SA	83	11,345
Eurocash SA	222	2,938
KGHM Polska Miedz SA	628	22,635
Mbank	78	13,915
Orange Polska SA	3,721	12,747
Polska Grupa Energetyczna SA	3,330	20,830
Polski Koncern Naftowy Orlen SA	1,590	22,744
Polskie Gornictwo Naftowe i Gazownictwo SA	8,925	13,116
Powszechna Kasa Oszczednosci Bank Polski SA	3,553	49,954
Powszechny Zaklad Ubezpieczen SA	244	34,685
Tauron Polska Energia SA	7,775	13,510

		254,988

SOUTH AFRICA — 15.3%
Anglo Platinum, Ltd. (b)	248	11,168
AngloGold Ashanti, Ltd.	1,344	23,371
Aspen Pharmacare Holdings, Ltd.	998	26,691
Barclays Africa Group, Ltd.	1,156	16,376
Bidvest Group, Ltd.	1,132	29,964
Discovery Holdings, Ltd.	951	7,629
Exxaro Resources, Ltd.	802	10,675
FirstRand, Ltd.	9,979	34,250
Gold Fields, Ltd.	2,748	10,589
Growthpoint Properties, Ltd.	6,909	16,028
Impala Platinum Holdings, Ltd.	1,928	21,997
Imperial Holdings, Ltd.	892	15,986
Kumba Iron Ore, Ltd.	298	10,710
Life Healthcare Group Holdings, Ltd.	4,510	16,513
Medi-Clinic Corp., Ltd.	1,195	8,502
MMI Holdings, Ltd.	4,594	10,745
Mr. Price Group, Ltd.	1,216	18,199
MTN Group, Ltd.	5,501	112,735
Naspers, Ltd.	1,290	142,436
Nedbank Group, Ltd.	732	15,592
Redefine Properties, Ltd.	12,338	11,203
Remgro, Ltd.	1,642	31,994
RMB Holdings, Ltd.	3,228	14,719
Sanlam, Ltd.	6,205	33,946
Sasol, Ltd.	1,742	97,646
Shoprite Holdings, Ltd.	1,506	22,795
Standard Bank Group, Ltd. (a)	3,683	48,603
Steinhoff International Holdings, Ltd. (a)	4,765	23,105
The Foschini Group, Ltd.	1,252	12,755
The Spar Group, Ltd.	1,190	13,749
Tiger Brands, Ltd.	686	17,758
Truworths International, Ltd.	1,886	13,852
Vodacom Group, Ltd.	1,338	16,536
Woolworths Holdings, Ltd.	2,944	20,539

		939,356

SOUTH KOREA — 14.2%
Celltrion, Inc. (b)	67	2,769
Cheil Industries, Inc.	60	4,042
E-Mart Co., Ltd.	54	12,378
Hana Financial Group, Inc.	580	21,196
Hankook Tire Co., Ltd.	198	11,235
Hyundai Engineering & Construction Co., Ltd.	284	14,941
Hyundai Heavy Industries Co., Ltd.	86	17,047
Hyundai Mobis	112	33,144
Hyundai Motor Co.	246	58,007
Hyundai Steel Co.	166	10,729
KB Financial Group, Inc. ADR (b)	728	25,589
Kia Motors Corp.	446	24,846
Korea Electric Power Corp. ADR (b)	918	15,762
KT&G Corp.	266	19,992
LG Chem, Ltd.	102	24,339
LG Corp.	278	15,122
LG Display Co., Ltd. ADR (b)	1,356	16,950
LG Electronics, Inc.	268	16,340
LG Household & Health Care, Ltd.	26	11,224
Lotte Shopping Co., Ltd.	36	11,330
NAVER Corp.	43	31,267
NCSoft Corp.	14	2,867
POSCO ADR	446	30,957
S-Oil Corp.	188	10,880
Samsung C&T Corp.	320	18,549
Samsung Electro-Mechanics Co., Ltd.	88	5,729
Samsung Electronics Co., Ltd. GDR (c)	60	29,652
Samsung Electronics Co., Ltd. GDR (c)	332	208,828
Samsung Fire & Marine Insurance Co., Ltd.	74	16,650
Samsung Heavy Industries Co., Ltd.	420	12,567
Samsung Life Insurance Co., Ltd.	122	11,519
Samsung SDI Co., Ltd.	92	13,915

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Shinhan Financial Group Co., Ltd. ADR (b)	798	$35,072
SK Holdings Co., Ltd.	80	14,505
SK Hynix, Inc. (b)	1,020	34,497
SK Innovation Co., Ltd.	150	17,192
Woori Finance Holdings Co., Ltd. (b)	960	10,913

		872,541

TAIWAN — 15.3%
Advanced Semiconductor Engineering Inc, ADR (a)	4,388	24,353
Asia Cement Corp.	12,000	14,974
Asustek Computer, Inc.	2,000	19,801
AU Optronics Corp. ADR (b)	3,589	12,490
Catcher Technology Co., Ltd.	2,000	14,482
Cathay Financial Holding Co., Ltd.	18,000	26,244
Chang Hwa Commercial Bank	16,000	9,484
Cheng Shin Rubber Industry Co. Ltd.	4,000	11,415
China Development Financial Holding Corp.	70,000	20,021
China Steel Corp.	26,000	21,900
Chinatrust Financial Holding Co., Ltd.	32,000	20,018
Chunghwa Telecom Co., Ltd. ADR	598	18,347
Compal Electronics, Inc.	14,000	9,930
Delta Electronics, Inc.	4,000	24,694
E.Sun Financial Holding Co., Ltd.	20,000	12,052
Far Eastern New Century Corp.	14,000	14,872
Far EasTone Telecommunications Co., Ltd.	4,000	8,472
First Financial Holding Co., Ltd	20,000	11,887
Formosa Chemicals & Fibre Corp.	8,000	19,335
Formosa Plastics Corp.	10,000	25,023
Fubon Financial Holding Co., Ltd.	14,000	18,987
Hon Hai Precision Industry Co., Ltd. GDR	11,968	68,636
HTC Corp.	2,000	10,048
Hua Nan Financial Holdings Co., Ltd.	20,000	11,329
Inventec Co., Ltd.	5,000	4,926
Lite-On Technology Corp.	8,000	11,927
MediaTek, Inc.	3,000	44,282
Mega Financial Holding Co., Ltd.	24,000	18,599
Nan Ya Plastics Corp.	10,000	21,181
Novatek Microelectronics Corp.	1,000	4,581
Pou Chen Corp.	10,000	14,104
President Chain Store Corp.	2,000	14,120
Quanta Computer, Inc.	8,000	21,542
Siliconware Precision Industries Co. ADR	2,792	18,567
SinoPac Financial Holdings Co., Ltd.	30,000	14,432
Taishin Financial Holdings Co., Ltd.	30,000	13,595
Taiwan Cement Corp.	12,000	18,521
Taiwan Cooperative Financial Holding Co., Ltd.	20,000	10,705
Taiwan Mobile Co., Ltd.	4,000	12,531
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,047	201,141
Uni-President Enterprises Corp.	12,000	20,885
United Microelectronics Corp.	36,000	15,191
Yuanta Financial Holding Co., Ltd.	30,000	15,122

		944,746

THAILAND — 5.5%
Advanced Info Service PCL	4,400	30,653
Airports of Thailand PCL	2,000	11,960
Bangkok Bank PCL ADR NVDR	6,200	34,115
BEC World PCL	6,600	11,088
Central Pattana PCL	7,800	11,301
Charoen Pokphand Foods PCL	14,400	12,429
CP ALL PCL	19,200	25,746
Kasikornbank PCL	8,000	45,623
Krung Thai Bank PCL	22,200	12,797
PTT Exploration & Production PCL	5,800	28,070
PTT Global Chemical PCL	7,600	16,927
PTT PCL	3,400	30,919
Siam Cement PCL NVDR	2,000	25,771
Siam Commercial Bank PCL	7,600	36,899
True Corp. PCL NVDR (b)	30,700	6,530

		340,828

TURKEY — 3.9%
Akbank TAS	8,129	25,840
Anadolu Efes Biracilik Ve Malt Sanayii AS	972	10,814
BIM Birlesik Magazalar AS	1,028	23,163
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,095	9,536
Eregli Demir ve Celik Fabrikalari TAS	9,031	11,652
Haci Omer Sabanci Holding AS	4,013	15,570
KOC Holding AS	3,284	13,847
TAV Havalimanlari Holding AS	322	2,589
Tupras-Turkiye Petrol Rafinerileri AS	702	14,866
Turk Hava Yollari Anonim Ortakligi	3,392	10,449
Turkcell Iletisim Hizmetleri AS (b)	3,463	19,345
Turkiye Garanti Bankasi AS	10,105	34,578
Turkiye Halk Bankasi AS	3,324	20,589
Turkiye Is Bankasi (Class C)	8,321	18,476
Turkiye Vakiflar Bankasi Tao (Class D)	5,263	9,939

		241,253

TOTAL COMMON STOCKS —
(Cost $6,005,109)		6,116,329

PREFERRED STOCKS — 0.4%
COLOMBIA — 0.4%
Grupo Argos SA/Colombia Preference Shares (Cost $21,051)	2,183	22,846

SHORT TERM INVESTMENT — 1.9%
UNITED STATES — 1.9%
MONEY MARKET FUND — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e) (Cost $119,181)	119,181	119,181

TOTAL INVESTMENTS — 101.7%
(Cost $6,145,341)		6,258,356
OTHER ASSETS & LIABILITIES — (1.7)%		(102,263)

NET ASSETS — 100.0%		$6,156,093

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).

See accompanying notes to financial statements.

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
JAPAN — 99.2%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	17,980	$388,285

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	75,000	162,402
Japan Airlines Co., Ltd.	7,500	369,957

		532,359

AUTO COMPONENTS — 3.3%
Aisin Seiki Co., Ltd.	8,968	324,375
Bridgestone Corp.	28,503	1,012,972
Daido Metal Co., Ltd.	1,000	10,526
Denso Corp.	19,547	939,152
FCC Co., Ltd.	7,484	133,496
Futaba Industrial Co., Ltd. (a)(b)	3,008	13,144
Keihin Corp.	4,456	65,076
Mitsuba Corp.	600	9,869
NGK Spark Plug Co., Ltd.	15,160	341,518
NHK Spring Co., Ltd.	2,940	27,320
Nifco, Inc. (a)	7,528	213,154
Nissin Kogyo Co., Ltd.	4,516	84,413
NOK Corp.	7,516	122,974
Showa Corp.	11,112	122,358
Stanley Electric Co., Ltd.	4,544	101,086
Sumitomo Rubber Industries, Inc.	13,508	172,350
Tokai Rika Co., Ltd.	20	337
Toyo Tire & Rubber Co., Ltd.	20,851	148,003
Toyota Industries Corp.	8,972	432,113

		4,274,236

AUTOMOBILES — 8.5%
Daihatsu Motor Co., Ltd.	464	8,214
Fuji Heavy Industries, Ltd.	30,347	822,730
Honda Motor Co., Ltd.	70,474	2,486,794
Isuzu Motors, Ltd.	74,651	429,849
Mazda Motor Corp.	120,123	534,217
Mitsubishi Motors Corp.	19,500	204,496
Nissan Motor Co., Ltd.	102,162	912,648
Suzuki Motor Corp.	16,492	431,417
Toyota Motor Corp.	90,777	5,135,377
Yamaha Motor Co., Ltd.	9,016	144,014

		11,109,756

BANKS — 9.3%
Chuo Mitsui Trust Holdings, Inc.	149,981	678,654
Fukuoka Financial Group, Inc.	45,000	185,270
Hokuhoku Financial Group, Inc.	74,658	143,538
Mitsubishi UFJ Financial Group, Inc.	576,800	3,175,662
Mizuho Financial Group, Inc. (a)	1,043,500	2,067,039
Resona Holdings, Inc.	72,000	348,866
Shinsei Bank, Ltd. (a)	74,726	147,297
Sumitomo Mitsui Financial Group, Inc.	60,000	2,568,724
Suruga Bank, Ltd.	496	8,756
The 77 Bank, Ltd.	29,803	134,278
The Awa Bank, Ltd.	29,731	158,492
The Bank of Kyoto, Ltd. (a)	14,916	123,401
The Bank of Yokohama, Ltd.	59,947	299,779
The Chiba Bank, Ltd.	45,063	278,294
The Chugoku Bank, Ltd.	14,504	193,790
The Hachijuni Bank, Ltd.	44,719	254,892
The Hiroshima Bank, Ltd.	44,811	187,537
The Hyakugo Bank, Ltd.	30,147	124,118
The Iyo Bank, Ltd.	14,080	134,805
The Joyo Bank, Ltd.	30,155	150,797
The Juroku Bank, Ltd.	44,883	156,895
The Musashino Bank, Ltd.	3,020	100,290
The Nanto Bank, Ltd.	15,391	58,136
The Nishi-Nippon City Bank, Ltd.	59,799	134,713
The Shizuoka Bank, Ltd.	15,363	150,221
Yamaguchi Financial Group, Inc.	15,076	136,143

		12,100,387

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	19,484	546,577
Coca-Cola East Japan Co., Ltd.	900	22,634
Ito En, Ltd. (a)	11,956	268,179
Kirin Holdings Co., Ltd.	45,207	627,723
Takara Holdings, Inc.	15,479	118,289

		1,583,402

BIOTECHNOLOGY — 0.1%
3-D Matrix, Ltd. (a)(b)	1,000	40,346
GNI Group, Ltd. (a)(b)	4,000	12,895
Japan Tissue Engineering Co., Ltd. (b)	800	11,963
NanoCarrier Co., Ltd. (a)(b)	700	9,577
OncoTherapy Science, Inc. (b)	7,200	11,675
Takara Bio, Inc. (a)	800	10,860

		97,316

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd. (a)	1,584	35,360
Asahi Glass Co., Ltd.	45,299	263,036
Daikin Industries, Ltd.	10,532	591,310
LIXIL Group Corp.	13,472	372,300
Nippon Sheet Glass Co., Ltd. (a)(b)	45,000	64,233
TOTO, Ltd. (a)	20,444	284,074

		1,610,313

CAPITAL MARKETS — 1.7%
Daiwa Securities Group, Inc.	60,482	527,386
Jafco Co., Ltd. (a)(b)	1,512	67,976
Nomura Holdings, Inc.	162,876	1,046,987
Okasan Securities Group, Inc. (a)	15,107	127,475
SBI Holdings, Inc.	11,958	144,446
Tokai Tokyo Financial Holdings, Inc. (a)	29,967	251,992

		2,166,262

CHEMICALS — 3.9%
Asahi Kasei Corp.	44,859	305,783
C. Uyemura & Co., Ltd.	300	14,857
Daicel Chemical Industries, Ltd.	15,055	123,674
DIC Corp.	45,391	119,444
Hitachi Chemical Co., Ltd.	7,476	101,993
Ishihara Sangyo Kaisha, Ltd. (b)	10,000	9,225
JSR Corp. (a)	10,460	194,300
Kaneka Corp.	15,224	92,540
Kansai Paint Co., Ltd. (a)	15,092	216,155
Kuraray Co., Ltd.	22,471	257,472

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Mitsubishi Chemical Holdings Corp.	45,123	$187,967
Mitsubishi Gas Chemical Co., Inc.	15,268	86,284
Mitsui Chemicals, Inc. (a)	44,843	110,164
Nihon Nohyaku Co., Ltd.	1,000	15,099
Nissan Chemical Industries, Ltd.	21,016	316,102
Nitto Denko Corp.	5,984	287,158
Shin-Etsu Chemical Co., Ltd.	18,020	1,032,014
Showa Denko K.K. (a)	59,723	84,668
Sumitomo Chemical Co., Ltd.	74,674	276,261
Taiyo Nippon Sanso Corp. (a)	27,180	214,305
Teijin, Ltd.	45,367	112,773
Tokai Carbon Co., Ltd.	14,828	50,394
Toray Industries, Inc. (a)	59,758	395,737
Tosoh Corp.	44,599	172,359
Toyobo Co., Ltd. (a)	60,302	94,858
Ube Industries, Ltd.	74,543	137,526
Zeon Corp.	15,132	137,236

		5,146,348

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	1,500	28,300
Dai Nippon Printing Co., Ltd.	29,739	285,594
Daiseki Co., Ltd.	3,000	51,852
Nissha Printing Co., Ltd. (a)(b)	1,536	20,269
Park24 Co., Ltd.	7,500	142,885
Sanix, Inc. (a)(b)	3,400	37,009
Secom Co., Ltd.	10,468	604,387
Toppan Printing Co., Ltd. (a)	30,299	217,420

		1,387,716

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	2,000	12,177

CONSTRUCTION & ENGINEERING — 1.6%
Chiyoda Corp. (a)	13,688	176,907
COMSYS Holdings Corp.	15,000	235,665
JGC Corp.	14,760	514,525
Kajima Corp. (a)	59,595	209,481
Kumagai Gumi Co., Ltd. (a)(b)	6,000	14,857
Maeda Corp.	20,855	131,628
Nishimatsu Construction Co., Ltd. (a)	3,000	9,730
Obayashi Corp.	44,679	252,495
Raito Kogyo Co., Ltd.	1,300	10,894
Shimizu Corp. (a)	44,559	231,481
Taisei Corp. (a)	67,995	304,371
Tokyu Construction Co., Ltd. (a)	2,600	11,033

		2,103,067

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp. (a)	74,607	269,494

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(b)	1,500	4,807
Aeon Credit Service Co., Ltd. (a)	7,540	170,370
Credit Saison Co., Ltd.	10,464	208,599
J Trust Co., Ltd.	1,900	24,058
Orient Corp. (a)(b)	30,001	60,593

		468,427

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	7,548	122,838

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	7,492	103,084
Jin Co., Ltd. (a)	500	14,978

		118,062

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	4,528	173,452

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Japan Exchange Group, Inc. (a)	2,700	66,015
ORIX Corp. (b)	57,100	805,615
Zenkoku Hosho Co., Ltd. (a)	2,000	52,882

		924,512

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	36,400	1,986,033

ELECTRIC UTILITIES — 1.5%
Chubu Electric Power Co., Inc. (b)	29,963	353,498
Hokkaido Electric Power Co., Inc. (a)(b)	7,428	62,895
Hokuriku Electric Power Co.	10,512	136,676
Kyushu Electric Power Co., Inc. (b)	17,976	220,282
Shikoku Electric Power Co., Inc. (b)	7,472	101,576
The Chugoku Electric Power Co., Inc.	12,048	168,345
The Kansai Electric Power Co., Inc. (b)	36,011	370,303
The Okinawa Electric Power Co., Inc.	36	1,222
The Tokyo Electric Power Co., Inc. (b)	64,567	260,813
Tohoku Electric Power Co., Inc.	21,043	217,408

		1,893,018

ELECTRICAL EQUIPMENT — 2.0%
Fuji Electric Holdings Co., Ltd.	45,099	201,880
Fujikura, Ltd.	30,107	137,986
Furukawa Electric Co., Ltd. (a)	29,899	74,613
GS Yuasa Corp. (a)	2,000	10,623
Mitsubishi Electric Corp.	89,974	1,015,194
Nidec Corp. (a)	10,928	666,281
Sumitomo Electric Industries, Ltd.	28,487	424,878
Tatsuta Electric Wire and Cable Co., Ltd. (a)	9,200	47,704
Ushio, Inc.	7,536	97,470

		2,676,629

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Alps Electric Co., Ltd. (b)	11,968	143,056
Amano Corp.	9,036	93,532
Anritsu Corp.	1,300	14,958
Citizen Holdings Co., Ltd.	20,303	153,182
FUJIFILM Holdings Corp.	21,027	565,770
Hamamatsu Photonics K.K.	5,968	269,468
Hirose Electric Co., Ltd.	2,608	359,095
Hitachi, Ltd.	194,933	1,442,336
Horiba, Ltd.	3,004	113,469
Hoya Corp.	19,532	609,373
Ibiden Co., Ltd.	7,496	148,049
Iriso Electronics Co., Ltd.	300	16,226
Japan Aviation Electronics Industry, Ltd.	1,000	14,973
Keyence Corp.	1,640	677,912

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Kyocera Corp.	14,900	$673,202
Murata Manufacturing Co., Ltd.	9,028	853,402
Nippon Electric Glass Co., Ltd. (a)	29,548	152,352
Oki Electric Industry Co., Ltd. (a)	69,166	148,426
Omron Corp.	10,480	433,508
Shimadzu Corp.	15,312	136,341
TDK Corp.	7,196	301,158
Yaskawa Electric Corp. (a)	14,604	202,359
Yokogawa Electric Corp.	14,964	242,220

		7,764,367

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd.	33,003	372,700
Cawachi, Ltd.	3,048	58,068
Cosmos Pharmaceutical Corp.	200	23,421
FamilyMart Co., Ltd. (a)	2,952	129,993
Izumiya Co., Ltd.	29,740	149,588
Lawson, Inc. (a)	3,000	212,652
Seven & I Holdings Co., Ltd.	33,039	1,265,289
UNY Group Holdings Co., Ltd.	15,000	89,431

		2,301,142

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	30,003	429,717
Hokuto Corp. (a)	3,000	62,543
Kikkoman Corp. (a)	15,256	288,425
MEIJI Holdings Co., Ltd. (a)	3,000	189,639
Nissin Foods Holding Co., Ltd.	4,540	205,212
Sakata Seed Corp.	11,984	165,240
Yakult Honsha Co., Ltd. (a)	4,464	224,533

		1,565,309

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	90,150	342,270
Saibu Gas Co., Ltd.	75,273	190,768
Tokyo Gas Co., Ltd.	104,873	533,606

		1,066,644

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Asahi Intecc Co., Ltd. (a)	800	32,238
Nakanishi, Inc.	7,000	223,965
Nikkiso Co., Ltd.	900	10,015
Olympus Corp. (b)	7,542	240,940
Sysmex Corp.	6,000	191,678
Terumo Corp.	14,912	326,229

		1,025,065

HEALTH CARE PROVIDERS & SERVICES — 0.5%
As One Corp.	600	16,406
BML, Inc.	300	11,288
Medipal Holdings Corp.	8,992	137,781
Message Co., Ltd.	600	19,168
Miraca Holdings, Inc.	4,536	199,084
Nichii Gakkan Co.	1,500	13,968
Suzuken Co., Ltd.	4,532	175,806
Tsukui Corp. (a)	5,300	51,773

		625,274

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc.	2,800	46,057
Medinet Co., Ltd. (a)(b)	3,500	9,414

		55,471

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd. (a)	3,004	457,958
Round One Corp.	6,000	51,503

		509,461

HOUSEHOLD DURABLES — 2.5%
Casio Computer Co., Ltd.	16,548	196,195
Fujitsu General, Ltd.	1,000	9,671
Funai Electric Co., Ltd. (a)(b)	2,995	29,722
Haseko Corp.	13,500	84,682
Iida Group Holdings Co., Ltd.	1,000	13,876
Panasonic Corp.	96,981	1,104,614
Pioneer Corp. (a)(b)	17,960	38,541
Sangetsu Co., Ltd.	1,476	38,826
Sekisui Chemical Co., Ltd.	15,079	157,108
Sekisui House, Ltd.	29,679	369,168
Sharp Corp. (a)(b)	44,519	135,738
Sony Corp. (a)	51,011	976,780
Sumitomo Forestry Co., Ltd.	10,468	105,407

		3,260,328

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	4,532	242,607

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	6,040	170,963

INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Electric Railway Co., Ltd. (a)	44,747	179,014
Nisshinbo Holdings, Inc.	14,584	124,903
Toshiba Corp.	179,633	762,243

		1,066,160

INSURANCE — 2.2%
MS&AD Insurance Group Holdings, Inc.	24,836	570,105
NKSJ Holdings, Inc.	15,000	386,270
Sony Financial Holdings, Inc.	12,000	196,922
T&D Holdings, Inc.	31,500	375,302
The Dai-ichi Life Insurance Co., Ltd.	31,500	458,805
Tokio Marine Holdings, Inc.	30,747	924,933

		2,912,337

INTERNET & CATALOG RETAIL — 0.4%
ASKUL Corp. (a)	800	25,247
Rakuten, Inc. (a)	36,800	492,048
Start Today Co., Ltd. (a)	1,000	25,664

		542,959

INTERNET SOFTWARE & SERVICES — 0.6%
Access Co., Ltd. (a)(b)	5,500	33,219
DeNA Co., Ltd. (a)	6,000	108,598
F@N Communications, Inc.	1,800	32,247
Gree, Inc. (a)	4,500	49,813
Gurunavi, Inc.	1,800	25,344
Internet Initiative Japan, Inc. (a)	4,500	108,846
Kakaku.com, Inc. (a)	4,000	65,213
Macromill, Inc. (a)	2,800	21,261
UNITED, Inc. (b)	500	7,443

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Yahoo! Japan Corp.	78,200	$384,223

		836,207

IT SERVICES — 0.9%
Digital Garage, Inc. (a)	1,600	27,313
Fujitsu, Ltd.	75,498	457,453
GMO Payment Gateway, Inc.	600	25,577
IT Holdings Corp.	6,032	99,220
Itochu Techno-Solutions Corp. (a)	4,008	169,489
NET One Systems Co., Ltd. (a)	15,000	102,102
Nihon Unisys, Ltd.	1,000	9,798
Nomura Research Institute, Ltd.	300	9,496
NTT Data Corp.	6,000	233,918
Otsuka Corp.	12	1,571
SCSK Corp.	1,400	37,805
TKC Corp.	3,000	59,717

		1,233,459

LEISURE PRODUCTS — 1.2%
Namco Bandai Holdings, Inc.	13,332	316,261
Nikon Corp. (a)	13,540	218,512
Roland Corp.	1,500	20,814
Sankyo Co., Ltd.	4,540	191,545
Sega Sammy Holdings, Inc.	13,231	297,034
Shimano, Inc.	4,492	452,319
Yamaha Corp.	8,992	116,040

		1,612,525

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
EPS Corp.	1,000	10,924

MACHINERY — 5.9%
Amada Co., Ltd.	14,527	102,409
DMG Mori Seiki Co., Ltd.	7,468	94,633
FANUC Corp.	8,980	1,587,424
Glory, Ltd.	7,544	207,234
IHI Corp.	75,311	317,376
JTEKT Corp.	10,508	156,521
Kawasaki Heavy Industries, Ltd.	59,978	221,310
Komatsu, Ltd.	40,539	841,602
Komori Corp. (a)	5,988	74,890
Kubota Corp.	29,663	393,740
Kurita Water Industries, Ltd. (a)	7,476	162,536
Makita Corp.	6,076	334,524
Minebea Co., Ltd.	15,255	135,982
Mitsubishi Heavy Industries, Ltd.	139,676	809,696
Mitsui Engineering & Shipbuilding Co., Ltd.	59,567	126,092
NGK Insulators, Ltd.	15,320	319,833
Nihon Trim Co., Ltd.	200	11,827
NSK, Ltd.	15,463	159,457
NTN Corp. (b)	15,495	52,811
Obara Group, Inc.	600	22,518
OKUMA Corp. (a)	14,648	118,623
OSG Corp.	7,512	130,567
SMC Corp.	3,020	798,364
Sodick Co., Ltd.	13,500	50,862
Sumitomo Heavy Industries, Ltd.	29,795	121,223
Takuma Co., Ltd.	15,000	107,491
The Japan Steel Works, Ltd. (a)	14,708	66,124
THK Co., Ltd.	7,500	168,738
Tocalo Co., Ltd.	700	11,107
Toshiba Machine Co., Ltd.	14,944	70,813

		7,776,327

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd.	44,759	96,920
Mitsui OSK Lines, Ltd.	30,491	119,021
Nippon Yusen K.K. (a)	59,995	174,768

		390,709

MEDIA — 0.7%
Adways, Inc. (b)	800	12,142
Avex Group Holdings, Inc.	1,100	19,365
COOKPAD, Inc. (a)	1,100	26,265
CyberAgent, Inc.	3,000	115,065
Daiichikosho Co., Ltd.	700	21,241
Dentsu, Inc.	12,000	456,183
Kadokawa Corp. (a)	700	22,464
Toho Co., Ltd.	10,452	209,984
Usen Corp. (b)	6,470	20,355
Zenrin Co., Ltd. (a)	1,100	11,130

		914,194

METALS & MINING — 2.0%
Daido Steel Co., Ltd. (a)	15,199	76,154
Dowa Holdings Co., Ltd. (a)	14,767	123,602
JFE Holdings, Inc.	21,047	397,090
Kobe Steel, Ltd.	90,645	120,584
Mitsubishi Materials Corp.	60,027	170,781
Mitsubishi Steel Manufacturing Co., Ltd.	30,000	64,378
Mitsui Mining & Smelting Co., Ltd.	44,839	103,624
Nippon Steel Corp.	283,755	776,996
Nippon Yakin Kogyo Co., Ltd. (a)(b)	4,000	12,856
Nisshin Steel Holdings Co., Ltd.	4,400	37,726
Sumitomo Metal Mining Co., Ltd.	29,575	372,182
Toho Zinc Co., Ltd. (a)	30,000	91,178
Tokyo Steel Manufacturing Co., Ltd.	1,444	7,768
Topy Industries, Ltd.	44,000	77,759
Yodogawa Steel Works, Ltd.	29,963	124,234

		2,556,912

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	18,041	223,180
J Front Retailing Co., Ltd.	29,778	205,296
Marui Group Co., Ltd.	19,516	167,710
Ryohin Keikaku Co., Ltd.	1,536	148,253
Seria Co., Ltd.	400	14,857
Takashimaya Co., Ltd. (a)	15,332	144,112

		903,408

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd. (a)	44,927	81,578
Inpex Corp.	24,000	312,046
JX Holdings, Inc.	109,500	528,441
Nippon Coke & Engineering Co., Ltd.	8,400	10,114
TonenGeneral Sekiyu K.K.	14,547	128,682

		1,060,861

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	3,000	56,659

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

OJI Paper Co., Ltd.	44,839	$201,152

		257,811

PERSONAL PRODUCTS — 1.0%
Euglena Co., Ltd. (a)(b)	2,000	19,731
Kao Corp.	24,039	853,626
Mandom Corp.	6,416	232,380
Shiseido Co., Ltd. (a)	13,532	238,618

		1,344,355

PHARMACEUTICALS — 5.3%
Astellas Pharma, Inc.	104,855	1,246,225
Chugai Pharmaceutical Co., Ltd.	12,016	307,444
Daiichi Sankyo Co., Ltd.	30,051	507,148
Dainippon Sumitomo Pharma Co., Ltd.	7,460	118,798
Eisai Co., Ltd. (a)	11,940	465,844
Hisamitsu Pharmaceutical Co., Inc.	3,004	136,075
Kissei Pharmaceutical Co., Ltd.	7,500	186,508
Kyowa Hakko Kirin Co., Ltd. (a)	14,833	158,434
Mitsubishi Tanabe Pharma Corp.	15,000	210,176
Mochida Pharmaceutical Co., Ltd.	3,000	215,274
Nichi-iko Pharmaceutical Co., Ltd.	1,500	23,159
Ono Pharmaceutical Co., Ltd. (a)	3,032	263,204
Otsuka Holdings Co., Ltd.	11,900	356,705
Santen Pharmaceutical Co., Ltd.	7,456	331,587
Sawai Pharmaceutical Co., Ltd.	600	36,879
Seikagaku Corp.	6,000	80,225
Shionogi & Co., Ltd.	14,996	278,559
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	234,005
Takeda Pharmaceutical Co., Ltd.	34,755	1,650,934
Torii Pharmaceutical Co., Ltd.	1,500	48,794
Towa Pharmaceutical Co., Ltd. (a)	200	8,652
Tsumura & Co.	100	2,408
ZERIA Pharmaceutical Co., Ltd.	1,000	20,352

		6,887,389

PROFESSIONAL SERVICES — 0.2%
Meitic Corp. (a)	6,012	171,046
Nihon M&A Center, Inc.	1,800	48,310

		219,356

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.6%
Daikyo, Inc. (a)	30,256	60,815
Daito Trust Construction Co., Ltd.	4,464	413,999
Daiwa House Industry Co., Ltd.	30,363	516,246
Heiwa Real Estate Co., Ltd.	7,400	118,417
Hulic Co., Ltd.	2,000	27,460
Leopalace21 Corp. (b)	7,544	36,260
Mitsubishi Estate Co., Ltd.	52,111	1,237,690
Mitsui Fudosan Co., Ltd.	39,923	1,220,736
Sumitomo Realty & Development Co., Ltd.	14,843	582,564
Tokyo Tatemono Co., Ltd. (a)	29,540	253,852
Tokyu Fudosan Holdings Corp.	34,700	259,446

		4,727,485

ROAD & RAIL — 3.9%
Central Japan Railway Co. (a)	7,500	878,283
East Japan Railway Co.	16,500	1,218,614
Hankyu Hanshin Holdings, Inc.	60,486	330,079
Keikyu Corp. (a)	30,355	256,434
Keisei Electric Railway Co., Ltd.	15,147	131,636
Kintetsu Corp. (a)	90,038	320,862
Nagoya Railroad Co., Ltd.	60,362	181,699
Nankai Electric Railway Co., Ltd. (a)	45,111	175,214
Nippon Express Co., Ltd.	59,555	292,036
Odakyu Electric Railway Co., Ltd. (a)	15,483	133,654
Sotetsu Holdings, Inc.	60,254	221,159
Tobu Railway Co., Ltd.	45,007	218,075
Tokyu Corp.	45,391	278,115
West Japan Railway Co.	10,500	429,645

		5,065,505

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Advantest Corp. (a)	9,016	97,790
Dainippon Screen Manufacturing Co., Ltd.	364	1,686
Disco Corp. (a)	2,684	167,318
Rohm Co., Ltd.	4,476	200,146
Sanken Electric Co., Ltd. (a)	15,404	109,190
Shinko Electric Industries Co., Ltd. (a)	4,492	32,495
Sumco Corp. (a)	7,546	58,398
Tokyo Electron, Ltd.	7,540	463,082
Ulvac, Inc. (b)	1,000	20,479

		1,150,584

SOFTWARE — 0.8%
Broadleaf Co., Ltd.	1,000	15,653
COLOPL, Inc. (a)(b)	1,000	26,334
Dwango Co., Ltd. (a)	600	20,100
GungHo Online Entertainment, Inc. (a)	16,300	89,109
Konami Corp. (a)	5,992	138,767
Nintendo Co., Ltd.	4,548	541,423
NSD Co., Ltd.	6,032	75,733
Square Enix Holdings Co., Ltd. (a)	5,196	107,215
Trend Micro, Inc.	2,968	92,079

		1,106,413

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	7,484	196,938
Arcland Sakamoto Co., Ltd.	800	15,264
Asahi Co., Ltd.	1,400	18,991
Autobacs Seven Co., Ltd.	4,380	67,624
Fast Retailing Co., Ltd. (a)	1,476	536,525
Gulliver International Co., Ltd.	5,700	44,334
Hikari Tsushin, Inc.	1,484	125,510
K’s Holdings Corp.	400	11,143
Nitori Holding Co., Ltd.	3,000	130,359
Sanrio Co., Ltd. (a)	3,048	102,996
Shimachu Co., Ltd.	7,484	163,509
Shimamura Co., Ltd.	1,532	132,842
United Arrows, Ltd.	700	25,965
USS Co., Ltd.	15,000	211,050
VT Holdings Co., Ltd.	3,300	18,233
Yamada Denki Co., Ltd. (a)	45,000	150,313

		1,951,596

TECHNOLOGY HARDWARE & EQUIPMENT — 0.0% (c)
Roland DG Corp.	400	15,866

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Brother Industries, Ltd.	13,532	$189,607
Canon, Inc.	49,458	1,532,461
Eizo Nanao Corp.	700	18,338
Konica Minolta Holdings, Inc.	30,075	281,228
NEC Corp.	90,918	279,856
Ricoh Co., Ltd.	29,555	341,510
Seiko Epson Corp.	7,576	236,141
Wacom Co., Ltd. (a)	2,600	18,304

		2,897,445

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	15,064	296,789
Gunze, Ltd.	30,223	80,411
Onward Holdings Co., Ltd.	14,580	101,225
The Japan Wool Textile Co., Ltd.	15,031	116,763

		595,188

TOBACCO — 1.1%
Japan Tobacco, Inc.	45,000	1,415,740

TRADING COMPANIES & DISTRIBUTORS — 3.9%
Hanwa Co., Ltd.	15,207	59,065
Inaba Denki Sangyo Co., Ltd.	7,456	240,364
ITOCHU Corp.	64,566	756,097
Iwatani Corp.	21,451	140,389
Kanamoto Co., Ltd.	600	17,595
Kanematsu Corp.	66,000	102,539
Marubeni Corp. (a)	75,402	507,390
Mitsubishi Corp.	57,007	1,060,595
Mitsui & Co., Ltd.	75,202	1,065,395
MonotaRO Co., Ltd. (a)	1,100	28,006
Nishio Rent All Co., Ltd.	400	14,876
Sojitz Corp.	64,428	110,107
Sumitomo Corp. (a)	47,975	611,654
Toyota Tsusho Corp.	7,539	191,797
Yamazen Corp.	21,000	138,865

		5,044,734

TRANSPORTATION INFRASTRUCTURE — 0.2%
Kamigumi Co., Ltd.	15,395	149,936
Mitsubishi Logistics Corp.	12,216	170,338

		320,274

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
KDDI Corp.	25,400	1,473,908
NTT DoCoMo, Inc.	65,400	1,033,851
Softbank Corp.	35,515	2,689,877

		5,197,636

TOTAL COMMON STOCKS —
(Cost $136,472,912)		129,745,079

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	14,293,744	14,293,744
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	9,869	9,869

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,303,613)		14,303,613

TOTAL INVESTMENTS — 110.1% (g)
(Cost $150,776,525)		144,048,692
OTHER ASSETS & LIABILITIES — (10.1)%		(13,180,795)

NET ASSETS — 100.0%		$130,867,897

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
JAPAN — 98.9%
AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	6,500	$289,387

AIRLINES — 0.0% (a)
Skymark Airlines, Inc. (b)	7,700	21,757

AUTO COMPONENTS — 5.3%
Ahresty Corp. (c)	7,100	59,290
Calsonic Kansei Corp.	7,000	32,558
Exedy Corp.	4,700	131,802
FCC Co., Ltd.	9,113	162,554
Futaba Industrial Co., Ltd. (b)(c)	12,794	55,904
Keihin Corp.	9,341	136,417
Koito Manufacturing Co., Ltd.	16,000	271,418
KYB Co., Ltd.	25,902	109,659
Mitsuba Corp.	1,600	26,318
Musashi Seimitsu Industry Co., Ltd. (c)	11,652	240,428
NHK Spring Co., Ltd.	6,700	62,261
Nifco, Inc. (c)	10,300	291,642
Nissan Shatai Co., Ltd.	22,600	379,428
Nissin Kogyo Co., Ltd.	11,034	206,248
Press Kogyo Co., Ltd.	24,569	89,225
Showa Corp.	14,639	161,195
Takata Corp.	12,500	314,852
Tokai Rika Co., Ltd.	9,500	159,955
Topre Corp.	13,434	144,013
Toyo Tire & Rubber Co., Ltd.	41,372	293,663
Toyota Boshoku Corp. (c)	8,800	89,124
TS Tech Co., Ltd.	11,100	337,360
Unipres Corp.	7,900	142,297

		3,897,611

BANKS — 7.0%
Bank of the Ryukyus, Ltd.	11,681	155,732
Kansai Urban Banking Corp.	99,000	118,240
North Pacific Bank, Ltd.	60,200	244,927
The 77 Bank, Ltd.	6,000	27,033
The Aichi Bank, Ltd.	5,149	265,987
The Bank of Iwate, Ltd. (c)	5,756	278,620
The Bank of Nagoya, Ltd.	35,000	136,962
The Bank of Okinawa, Ltd. (c)	4,900	207,210
The Daishi Bank, Ltd.	57,000	209,768
The Fukushima Bank, Ltd.	246,478	205,827
The Higo Bank, Ltd.	38,000	202,942
The Hokkoku Bank, Ltd. (c)	37,000	129,698
The Hyakugo Bank, Ltd.	55,000	226,441
The Hyakujushi Bank, Ltd.	46,000	158,120
The Juroku Bank, Ltd.	59,000	206,244
The Kagoshima Bank, Ltd.	31,000	197,165
The Keiyo Bank, Ltd. (c)	43,000	183,716
The Kiyo Bank, Ltd.	19,300	247,751
The Musashino Bank, Ltd.	11,300	375,259
The Nagano Bank, Ltd.	85,534	153,651
The Nanto Bank, Ltd.	43,000	162,422
The Shikoku Bank, Ltd.	62,000	127,630
The Shimizu Bank, Ltd.	4,900	127,514
The Taiko Bank, Ltd. (c)	60,000	127,009
The Tochigi Bank, Ltd. (c)	31,846	135,442
The Tokyo Tomin Bank, Ltd. (c)	8,605	89,321
The Yachiyo Bank, Ltd.	5,600	153,451
Tomato Bank, Ltd.	98,872	172,811
TOMONY Holdings, Inc.	31,705	132,072

		5,158,965

BEVERAGES — 1.0%
Coca-Cola East Japan Co., Ltd.	18,200	457,717
Coca-Cola West Co., Ltd.	2,500	43,720
Sapporo Holdings, Ltd.	41,000	161,635
Takara Holdings, Inc.	12,000	91,703

		754,775

BIOTECHNOLOGY — 0.5%
3-D Matrix, Ltd. (b)(c)	1,500	60,519
AnGes MG, Inc. (b)(c)	2,800	13,078
D.Western Therapeutics Institute, Inc. (b)	1,000	8,292
GNI Group, Ltd. (b)(c)	13,000	41,909
Japan Tissue Engineering Co., Ltd. (b)	800	11,963
NanoCarrier Co., Ltd. (b)(c)	3,600	49,254
OncoTherapy Science, Inc. (b)(c)	22,600	36,648
Sosei Group Corp. (b)	3,100	79,558
Takara Bio, Inc. (c)	4,700	63,801
UMN Pharma, Inc. (b)	1,000	20,663

		385,685

BUILDING PRODUCTS — 2.7%
Aica Kogyo Co., Ltd.	16,019	357,602
Bunka Shutter Co., Ltd.	37,577	230,968
Central Glass Co., Ltd.	47,309	153,892
Nichias Corp.	26,000	167,131
Nippon Sheet Glass Co., Ltd. (b)	41,000	58,523
Nitto Boseki Co., Ltd. (b)	54,020	252,829
Noritz Corp.	6,965	130,123
Sankyo Tateyama, Inc.	11,400	223,605
Sanwa Holdings Corp.	58,910	382,685

		1,957,358

CAPITAL MARKETS — 2.3%
Ichigo Group Holdings Co., Ltd. (c)	16,400	57,966
Jafco Co., Ltd. (b)(c)	7,200	323,698
Matsui Securities Co., Ltd. (c)	16,100	163,837
Monex Group, Inc. (c)	64,600	251,537
Okasan Securities Group, Inc. (c)	32,447	273,792
Sawada Holdings Co., Ltd. (b)	1,700	14,015
Sparx Group Co., Ltd. (c)	4,700	9,356
Tokai Tokyo Financial Holdings, Inc.	55,721	468,557
Toyo Securities Co., Ltd.	45,457	155,812

		1,718,570

CHEMICALS — 5.2%
ADEKA Corp.	23,013	265,917
Asahi Organic Chemicals Industry Co., Ltd.	40,540	91,720
C. Uyemura & Co., Ltd. (c)	2,076	102,807
Fujikura Kasei Co., Ltd.	20,038	124,332
Fujimi, Inc. (c)	6,473	80,893
Ishihara Sangyo Kaisha, Ltd. (b)	107,811	99,452
Japan Pure Chemical Co., Ltd.	10,900	242,163
Kureha Corp.	29,000	137,418

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Lintec Corp.	11,708	$223,735
Nippon Carbide Industries Co., Inc. (c)	5,000	11,167
Nippon Soda Co., Ltd.	31,065	169,223
Nippon Valqua Industries, Ltd.	37,025	102,822
NOF Corp.	43,731	317,202
Okamoto Industries, Inc.	59,841	202,211
Sumitomo Bakelite Co., Ltd.	38,000	146,487
Taiyo Holdings Co., Ltd. (c)	7,300	216,551
Toagosei Co., Ltd.	50,000	214,594
Tokai Carbon Co., Ltd.	38,542	130,987
Tokuyama Corp. (c)	36,000	118,153
Tokyo Ohka Kogyo Co., Ltd.	13,300	294,580
Tosoh Corp.	21,000	81,158
Toyo Ink Manufacturing Co., Ltd.	42,000	170,064
Zeon Corp. (c)	28,000	253,940

		3,797,576

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Aeon Delight Co., Ltd.	4,900	92,448
Daiseki Co., Ltd.	15,793	272,967
Duskin Co., Ltd.	14,100	270,951
Moshi Moshi Hotline, Inc.	11,744	108,106
Nissha Printing Co., Ltd. (b)(c)	9,700	128,002
Okamura Corp.	18,884	165,763
Pilot Corp.	5,600	231,102
Sanix, Inc. (b)(c)	1,300	14,151

		1,283,490

COMMUNICATIONS EQUIPMENT — 0.9%
Aiphone Co., Ltd.	7,006	117,351
Denki Kogyo Co., Ltd.	28,303	172,316
Hitachi Kokusai Electric, Inc.	15,634	188,091
Icom, Inc.	7,200	165,274

		643,032

CONSTRUCTION & ENGINEERING — 4.6%
Chugai Ro Co., Ltd. (c)	45,522	102,992
Daiho Corp. (c)	4,000	14,643
Hazama Ando Corp.	6,300	23,674
Kandenko Co., Ltd.	26,000	132,039
Kinden Corp.	28,924	280,576
Kumagai Gumi Co., Ltd. (b)(c)	14,000	34,665
Kyowa Exeo Corp.	24,776	319,007
Kyudenko Corp.	25,657	205,784
Maeda Corp.	43,158	272,396
Maeda Road Construction Co., Ltd.	20,000	279,458
Mirait Holdings Corp.	20,100	176,437
Nippo Corp.	3,000	41,511
Nishimatsu Construction Co., Ltd. (c)	21,000	68,107
Penta-Ocean Construction Co., Ltd. (c)	90,500	308,448
Sanki Engineering Co., Ltd.	18,196	115,553
SHO-BOND Holdings Co., Ltd.	8,800	389,649
Sumitomo Mitsui Construction Co., Ltd. (b)	28,100	29,468
Taikisha, Ltd. (c)	9,900	215,140
Tekken Corp. (b)(c)	13,000	35,219
Toda Corp. (c)	43,000	141,545
Tokyu Construction Co., Ltd. (c)	17,222	73,079
Toyo Engineering Corp. (c)	27,000	124,270

		3,383,660

CONSTRUCTION MATERIALS — 0.1%
Sumitomo Osaka Cement Co., Ltd.	15,000	62,194

CONSUMER FINANCE — 1.0%
Acom Co., Ltd. (b)(c)	80,600	258,271
Aiful Corp. (b)(c)	42,400	130,100
Hitachi Capital Corp.	1,500	32,160
J Trust Co., Ltd. (c)	13,200	167,139
Orient Corp. (b)(c)	62,700	126,636

		714,306

CONTAINERS & PACKAGING — 1.0%
FP Corp. (c)	6,600	210,526
Fuji Seal International, Inc.	7,970	272,026
Taisei Lamick Co., Ltd. (c)	10,300	264,538

		747,090

DISTRIBUTORS — 0.3%
Canon Marketing Japan, Inc.	10,300	141,721
Jin Co., Ltd. (c)	2,100	62,907

		204,628

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Century Tokyo Leasing Corp.	13,100	367,490
Fuyo General Lease Co., Ltd.	4,100	147,502
Japan Securities Finance Co., Ltd.	19,919	115,663
Ricoh Leasing Co., Ltd.	6,567	156,611
Zenkoku Hosho Co., Ltd. (c)	1,700	44,949

		832,215

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	5,700	193,441

ELECTRICAL EQUIPMENT — 1.5%
Daihen Corp.	31,971	127,592
Endo Lighting Corp.	2,300	43,036
Fujikura, Ltd.	23,000	105,413
Furukawa Electric Co., Ltd. (c)	35,000	87,343
Futaba Corp.	12,800	221,236
Nippon Carbon Co., Ltd.	34,000	64,708
Nippon Signal Co., Ltd.	16,000	139,982
Sinfonia Technology Co., Ltd.	55,826	87,817
SWCC Showa Holdings Co., Ltd. (b)(c)	103,075	104,091
Tatsuta Electric Wire and Cable Co., Ltd. (c)	12,400	64,297
Toyo Tanso Co., Ltd. (c)	3,900	86,608

		1,132,123

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Alps Electric Co., Ltd. (b)	33,600	401,627
Amano Corp.	16,932	175,264
Anritsu Corp.	13,700	157,639
Citizen Holdings Co., Ltd.	20,100	151,650
Daiwabo Holdings Co., Ltd.	29,635	51,797
Enplas Corp.	600	33,791
ESPEC Corp.	11,531	89,574
Hakuto Co., Ltd. (c)	17,211	161,606
Hitachi High-Technologies Corp.	1,100	25,678
Horiba, Ltd.	9,700	366,393
Hosiden Corp.	20,095	98,734

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Japan Aviation Electronics Industry, Ltd.	2,000	$29,946
Japan Cash Machine Co., Ltd. (c)	5,824	103,207
Koa Corp.	14,091	157,350
Maruwa Co., Ltd.	1,900	74,166
Mitsumi Electric Co., Ltd.	1,300	9,430
Nichicon Corp.	11,100	88,058
Nihon Dempa Kogyo Co., Ltd.	4,795	37,528
Nippon Ceramic Co., Ltd. (c)	6,023	103,342
Nippon Chemi-Con Corp. (b)(c)	23,432	73,264
Oki Electric Industry Co., Ltd. (c)	140,000	300,432
Ryosan Co., Ltd. (c)	8,396	177,646
Ryoyo Electro Corp.	18,004	231,464
Star Micronics Co., Ltd.	10,669	128,875
Taiyo Yuden Co., Ltd. (c)	23,600	291,720
Topcon Corp. (c)	13,019	213,897

		3,734,078

ENERGY EQUIPMENT & SERVICES — 0.5%
Japan Drilling Co., Ltd. (c)	1,700	72,880
Modec, Inc.	6,000	152,177
Shinko Plantech Co., Ltd. (c)	18,786	145,750

		370,807

FOOD & STAPLES RETAILING — 2.0%
Cawachi, Ltd.	6,935	132,121
Cosmos Pharmaceutical Corp.	600	70,263
Izumiya Co., Ltd.	30,933	155,589
Kato Sangyo Co., Ltd.	7,200	153,459
Matsumotokiyoshi Holdings Co., Ltd.	9,100	290,270
Ministop Co., Ltd.	8,894	144,138
Tsuruha Holdings, Inc.	1,100	108,414
Valor Co., Ltd.	9,900	124,681
Yokohama Reito Co., Ltd.	36,280	302,612

		1,481,547

FOOD PRODUCTS — 2.9%
Ariake Japan Co., Ltd.	8,964	208,378
Ezaki Glico Co., Ltd.	16,000	212,381
Fuji Oil Co., Ltd.	13,100	168,162
Fujicco Co., Ltd.	10,657	128,627
Hokuto Corp. (c)	9,921	206,830
Marudai Food Co., Ltd.	79,417	235,972
Maruha Nichiro Holdings, Inc.	91,000	150,216
Megmilk Snow Brand Co., Ltd. (c)	14,000	182,978
Mitsui Sugar Co., Ltd.	35,497	135,805
Morinaga Milk Industry Co., Ltd. (c)	42,000	135,398
Nakamuraya Co., Ltd.	40,952	161,446
Nippon Suisan Kaisha, Ltd. (b)	50,775	106,988
Riken Vitamin Co., Ltd.	4,880	111,925

		2,145,106

GAS UTILITIES — 0.2%
Shizuoka Gas Co., Ltd.	29,319	179,356

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Asahi Intecc Co., Ltd. (c)	7,400	298,199
Fukuda Denshi Co., Ltd.	6,286	278,028
Nakanishi, Inc.	7,735	247,481
Nihon Kohden Corp.	1,000	39,957
Nikkiso Co., Ltd.	1,000	11,128
Nipro Corp. (c)	16,600	149,422
Paramount Bed Holdings Co., Ltd.	4,400	137,787

		1,162,002

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Message Co., Ltd.	5,800	185,289
Ship Healthcare Holdings, Inc. (c)	8,900	342,225
Toho Holdings Co., Ltd.	11,200	237,518

		765,032

HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc.	12,200	200,678
Medinet Co., Ltd. (b)(c)	9,100	24,476

		225,154

HOTELS, RESTAURANTS & LEISURE — 2.9%
Accordia Golf Co., Ltd.	28,300	318,765
Doutor Nichires Holdings Co., Ltd.	11,175	197,164
HIS Co., Ltd.	5,700	325,446
Imperial Hotel, Ltd.	700	14,852
MOS Food Services, Inc. (c)	13,814	278,735
Ohsho Food Service Corp. (c)	7,300	245,968
PGM Holdings K. K. (c)	13,100	126,567
Round One Corp.	16,700	143,349
Tokyo Dome Corp.	47,085	242,317
Tokyotokeiba Co., Ltd. (c)	7,000	20,935
Zensho Co., Ltd. (c)	20,546	201,699

		2,115,797

HOUSEHOLD DURABLES — 1.7%
Chofu Seisakusho Co., Ltd. (c)	10,100	259,892
Clarion Co., Ltd. (b)(c)	34,000	53,484
Foster Electric Co., Ltd.	7,000	85,372
France Bed Holdings Co., Ltd.	114,734	215,018
Fujitsu General, Ltd.	13,000	125,727
Funai Electric Co., Ltd. (b)(c)	7,100	70,459
JVC Kenwood Holdings, Inc. (b)(c)	23,800	57,544
Misawa Homes Holdings, Inc.	10,766	138,724
Pioneer Corp. (b)(c)	12,800	27,468
Token Corp.	4,680	213,130

		1,246,818

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	11,680	148,686

INTERNET & CATALOG RETAIL — 0.7%
ASKUL Corp. (c)	400	12,623
Senshukai Co., Ltd.	23,824	194,784
Start Today Co., Ltd. (c)	10,400	266,905

		474,312

INTERNET SOFTWARE & SERVICES — 0.7%
CROOZ, Inc. (c)	300	13,473
F@N Communications, Inc.	1,400	25,081
GMO Internet, Inc.	19,500	194,839
Gree, Inc. (c)	10,600	117,337
Internet Initiative Japan, Inc. (c)	7,100	171,735
UNITED, Inc. (b)(c)	1,600	23,817

		546,282

IT SERVICES — 2.0%
Billing System Corp.	100	4,030
Digital Garage, Inc. (c)	7,100	121,200
Future Architect, Inc.	56,900	341,450

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

GMO Payment Gateway, Inc.	200	$8,526
Ines Corp. (c)	27,160	187,510
IT Holdings Corp.	14,137	232,539
Itochu Techno-Solutions Corp. (c)	700	29,601
NET One Systems Co., Ltd. (c)	16,700	113,674
SCSK Corp.	8,100	218,732
Transcosmos, Inc. (b)	8,467	175,284

		1,432,546

LEISURE PRODUCTS — 1.1%
Fields Corp.	7,200	104,800
Heiwa Corp.	13,700	235,461
Roland Corp.	11,076	153,688
Tamron Co., Ltd. (c)	5,600	132,951
Tomy Co., Ltd. (c)	15,500	71,943
Universal Entertainment Corp. (b)(c)	4,800	87,811

		786,654

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Chiome Bioscience, Inc. (b)	2,000	60,106
EPS Corp.	12,700	138,734

		198,840

MACHINERY — 7.8%
Asahi Diamond Industrial Co., Ltd.	15,242	194,327
CKD Corp.	12,805	122,349
Daifuku Co., Ltd.	22,181	274,826
DMG Mori Seiki Co., Ltd.	21,500	272,443
Fuji Machine Manufacturing Co., Ltd.	14,442	127,192
Fujitec Co., Ltd.	1,000	13,565
Furukawa Co., Ltd.	88,280	159,441
Hitachi Zosen Corp.	35,200	168,164
Hoshizaki Electric Co., Ltd.	7,400	280,235
Iseki & Co., Ltd. (c)	28,000	74,224
Juki Corp. (b)(c)	33,450	67,559
Kitz Corp.	19,102	93,669
Komori Corp. (c)	17,840	223,119
Kyokuto Kaihatsu Kogyo Co., Ltd. (c)	17,940	259,384
Makino Milling Machine Co., Ltd.	24,739	174,640
Meidensha Corp.	31,000	137,564
Minebea Co., Ltd.	53,000	472,438
Miura Co., Ltd.	6,500	179,313
Nachi-Fujikoshi Corp.	46,418	306,494
Namura Shipbuilding Co., Ltd. (c)	9,900	92,670
Nihon Trim Co., Ltd. (c)	500	29,567
Nippon Sharyo, Ltd. (c)	22,970	95,462
Nippon Thompson Co., Ltd.	16,511	80,964
Nitto Kohki Co., Ltd.	7,300	134,680
OKUMA Corp. (c)	19,192	155,422
OSG Corp.	15,600	271,146
Ryobi, Ltd.	25,723	78,679
Shibuya Kogyo Co., Ltd. (c)	800	21,362
Shima Seiki Manufacturing, Ltd. (c)	11,900	183,495
Sintokogio, Ltd.	14,519	111,235
Tadano, Ltd.	18,913	246,456
Toshiba Machine Co., Ltd.	30,009	142,199
Tsubakimoto Chain Co.	31,124	223,037
Tsugami Corp. (c)	14,000	83,876
Union Tool Co.	7,332	168,020

		5,719,216

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd.	26,306	132,060

MEDIA — 2.8%
Adways, Inc. (b)	2,500	37,942
Asatsu-DK, Inc.	4,900	101,488
Avex Group Holdings, Inc.	9,892	174,144
CyberAgent, Inc.	6,800	260,815
Daiichikosho Co., Ltd.	11,581	351,416
Kadokawa Corp. (c)	4,087	131,160
Next Co., Ltd. (c)	1,600	12,429
Shochiku Co., Ltd. (c)	28,243	241,883
SKY Perfect JSAT Holdings, Inc.	32,200	172,592
Tokyo Broadcasting System Holdings, Inc.	12,700	147,120
TV Asahi Corp.	17,800	323,212
Usen Corp. (b)(c)	9,180	28,881
ValueCommerce Co., Ltd. (c)	700	6,981
Zenrin Co., Ltd. (c)	9,724	98,387

		2,088,450

METALS & MINING — 2.9%
Aichi Steel Corp.	26,000	102,500
Asahi Holdings, Inc.	11,400	185,415
Daido Steel Co., Ltd. (c)	14,000	70,146
Godo Steel, Ltd.	26,440	37,227
Kyoei Steel, Ltd. (c)	5,800	103,063
Maruichi Steel Tube, Ltd.	13,200	342,096
Mitsui Mining & Smelting Co., Ltd.	47,000	108,618
Nippon Denko Co., Ltd.	34,000	90,790
Nippon Yakin Kogyo Co., Ltd. (b)(c)	23,000	73,923
Nisshin Steel Holdings Co., Ltd.	18,600	159,478
OSAKA Titanium Technologies Co. (c)	5,600	97,226
Pacific Metals Co., Ltd. (b)(c)	14,000	52,338
Sanyo Special Steel Co., Ltd.	29,750	125,084
Toho Titanium Co., Ltd. (b)(c)	8,400	50,407
Toho Zinc Co., Ltd. (c)	45,796	139,187
Tokyo Rope Manufacturing Co., Ltd. (b)(c)	41,654	64,715
Tokyo Steel Manufacturing Co., Ltd.	14,600	78,540
UACJ Corp. (c)	46,000	190,280
Yamato Kogyo Co., Ltd.	1,100	34,554

		2,105,587

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	10,900	322,814
Matsuya Co., Ltd.	8,508	70,800
Parco Co., Ltd. (c)	17,525	149,580
Seria Co., Ltd.	1,000	37,141

		580,335

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	29,104	167,584

PAPER & FOREST PRODUCTS — 1.0%
Daio Paper Corp. (c)	22,940	275,988
Nippon Paper Industries Co., Ltd. (c)	22,400	423,052

		699,040

PERSONAL PRODUCTS — 1.6%
Dr Ci:Labo Co., Ltd. (c)	3,848	119,567

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Euglena Co., Ltd. (b)(c)	4,500	$44,395
Fancl Corp.	10,200	121,427
Mandom Corp.	8,845	320,356
Milbon Co., Ltd.	7,600	253,493
Pola Orbis Holdings, Inc.	5,200	207,273
Unihair Co., Ltd.	10,704	122,750

		1,189,261

PHARMACEUTICALS — 2.2%
JCR Pharmaceuticals Co., Ltd.	500	11,506
Kaken Pharmaceutical Co., Ltd.	25,428	402,957
KYORIN Holdings, Inc.	14,900	285,167
Mochida Pharmaceutical Co., Ltd.	4,600	330,087
Nichi-iko Pharmaceutical Co., Ltd.	7,765	119,885
Torii Pharmaceutical Co., Ltd.	8,400	273,244
Towa Pharmaceutical Co., Ltd. (c)	3,300	142,754
ZERIA Pharmaceutical Co., Ltd.	1,000	20,352

		1,585,952

PROFESSIONAL SERVICES — 0.9%
Meitic Corp. (c)	8,744	248,773
Nihon M&A Center, Inc.	11,100	297,912
Pasona Group, Inc.	16,300	96,390
Temp Holdings Co., Ltd.	1,600	42,538

		685,613

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Daibiru Corp.	17,126	182,926
Daikyo, Inc. (c)	43,352	87,138
Goldcrest Co., Ltd.	4,309	91,172
Heiwa Real Estate Co., Ltd.	16,700	267,239
K.K. daVinci Holdings (b)(d)	262	0
Kenedix, Inc. (b)(c)	49,300	159,889
Leopalace21 Corp. (b)	26,200	125,931
NTT Urban Development Corp.	29,400	277,485
Sun Frontier Fudousan Co., Ltd. (c)	700	9,679
Suruga Corp. (b)(d)(e)	10,689	0
TOC Co., Ltd.	31,300	225,514

		1,426,973

ROAD & RAIL — 1.3%
Hamakyorex Co., Ltd.	4,800	129,339
Hitachi Transport System, Ltd.	12,800	208,310
Kobe Electric Railway Co., Ltd. (b)(c)	41,500	137,010
Sankyu, Inc.	54,830	206,042
Seino Holdings Co., Ltd.	25,000	238,627

		919,328

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Dainippon Screen Manufacturing Co., Ltd.	39,000	180,638
Disco Corp. (c)	1,600	99,743
Ferrotec Corp.	8,200	43,076
Megachips Corp. (b)(c)	8,800	103,394
Nuflare Technology, Inc. (c)	100	6,622
Sanken Electric Co., Ltd. (c)	2,000	14,177
Shindengen Electric Manufacturing Co., Ltd. (c)	3,000	13,283
Shinko Electric Industries Co., Ltd. (c)	20,200	146,128
Sumco Corp. (c)	22,600	174,901
Tokyo Seimitsu Co., Ltd.	13,200	232,892
Ulvac, Inc. (b)	10,302	210,972

		1,225,826

SOFTWARE — 2.0%
Advanced Media, Inc. (b)	700	8,333
Broadleaf Co., Ltd.	1,500	23,479
Capcom Co., Ltd. (c)	10,700	203,434
COLOPL, Inc. (b)(c)	3,500	92,169
DTS Corp.	11,732	205,739
Dwango Co., Ltd. (c)	4,700	157,450
Fuji Soft, Inc.	9,374	199,977
Justsystems Corp. (b)	1,700	13,123
KLab, Inc. (b)(c)	2,000	11,400
Nexon Co., Ltd.	11,200	94,616
NSD Co., Ltd.	13,278	166,708
Square Enix Holdings Co., Ltd. (c)	13,300	274,433

		1,450,861

SPECIALTY RETAIL — 4.0%
ABC-Mart, Inc.	4,900	213,157
Adastria Holdings Co., Ltd. (c)	4,450	111,223
Autobacs Seven Co., Ltd.	20,288	313,229
Bic Camera, Inc. (c)	37,800	228,301
Chiyoda Co., Ltd.	7,113	154,506
DCM Japan Holdings Co., Ltd.	20,100	134,670
EDION Corp. (c)	14,350	80,121
Geo Holdings Corp. (c)	13,100	115,755
Hikari Tsushin, Inc.	4,400	372,132
K’s Holdings Corp.	9,100	253,512
Kohnan Shoji Co., Ltd. (c)	12,600	127,853
Komeri Co., Ltd.	6,630	180,710
Nishimatsuya Chain Co., Ltd. (c)	11,666	84,846
Shimachu Co., Ltd.	13,000	284,022
United Arrows, Ltd.	4,829	179,121
Xebio Co., Ltd.	7,161	124,814

		2,957,972

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Eizo Nanao Corp.	7,300	191,245
Melco Holdings, Inc. (c)	4,000	58,883
Riso Kagaku Corp.	4,547	112,720
Wacom Co., Ltd. (c)	34,700	244,283

		607,131

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Atsugi Co., Ltd.	160,470	182,308
Daidoh, Ltd.	18,911	117,706
Gunze, Ltd.	47,348	125,973
Onward Holdings Co., Ltd.	25,000	173,569
Sanyo Shokai, Ltd.	49,516	144,723
Seiko Holdings Corp. (c)	20,649	82,408
The Japan Wool Textile Co., Ltd.	27,170	211,060
Toyobo Co., Ltd. (c)	128,000	201,350
TSI Holdings Co., Ltd.	17,300	114,734
Unitika, Ltd. (b)(c)	139,084	76,980

		1,430,811

TRADING COMPANIES & DISTRIBUTORS — 3.5%
Hanwa Co., Ltd.	57,032	221,516

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Inaba Denki Sangyo Co., Ltd.	8,763	$282,499
Inabata & Co., Ltd.	26,675	272,487
Iwatani Corp.	59,422	388,896
Kanamoto Co., Ltd.	8,500	249,260
Kuroda Electric Co., Ltd. (c)	25,400	412,132
MonotaRO Co., Ltd. (c)	8,600	218,956
Nichiden Corp.	7,700	183,032
Okaya & Co., Ltd.	10,405	131,142
Trusco Nakayama Corp.	10,400	240,548

		2,600,468

TRANSPORTATION INFRASTRUCTURE — 1.1%
Japan Airport Terminal Co., Ltd. (c)	11,048	287,611
Mitsubishi Logistics Corp.	10,000	139,438
Mitsui-Soko Co., Ltd.	40,686	162,768
The Sumitomo Warehouse Co., Ltd.	47,563	232,308

		822,125

TOTAL COMMON STOCKS —
(Cost $82,336,436)		72,585,473

SHORT TERM INVESTMENTS — 18.7%
UNITED STATES — 18.7%
MONEY MARKET FUNDS — 18.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,510,788	13,510,788
State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	199,230	199,230

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,710,018)		13,710,018

TOTAL INVESTMENTS (i) — 117.6%
(Cost $96,046,454)		86,295,491
OTHER ASSETS & LIABILITIES — (17.6)%		(12,899,287)

NET ASSETS — 100.0%		$73,396,204

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at March 31, 2014.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.5%
ALS, Ltd. (a)	24,291	$165,029
APA Group (a)	33,001	196,674
CFS Retail Property Trust Group	126,141	220,967
Coca-Cola Amatil, Ltd. (a)	14,491	148,144
JB Hi-Fi, Ltd. (a)	8,612	149,663
Sonic Healthcare, Ltd.	10,436	167,046
Woolworths, Ltd.	6,408	212,150

		1,259,673

BRAZIL — 1.0%
Natura Cosmeticos SA	10,395	175,607

CANADA — 15.8%
Bank of Montreal	2,042	136,830
Bank of Nova Scotia	2,035	118,053
Canadian Apartment Properties REIT	8,390	162,061
Canadian Imperial Bank of Commerce (a)	1,654	142,735
Cominar Real Estate Investment Trust	13,991	234,504
Emera, Inc.	5,024	156,626
Fortis, Inc.	4,503	128,593
Great-West Lifeco, Inc.	4,105	113,322
IGM Financial, Inc.	2,400	113,374
National Bank of Canada	3,239	130,000
Power Corp. of Canada	4,033	110,421
Power Financial Corp. (a)	3,871	120,049
RioCan REIT	7,547	182,085
Rogers Communications, Inc. (Class B) (a)	2,850	118,286
Royal Bank of Canada	1,831	120,917
Shaw Communications, Inc. (Class B)	5,846	139,827
Sun Life Financial, Inc.	3,533	122,531
TELUS Corp.	4,015	144,158
TransCanada Corp. (a)	3,044	138,583

		2,632,955

CHINA — 3.5%
Jiangsu Expressway Co., Ltd.	140,000	159,545
Sino Land Co., Ltd.	116,000	170,477
Zijin Mining Group Co., Ltd. (Class H) (a)	1,166,000	248,020

		578,042

FINLAND — 1.9%
Fortum Oyj	8,178	185,977
Konecranes Oyj	3,913	124,742

		310,719

FRANCE — 7.7%
Bouygues SA	5,202	217,061
GDF Suez	11,943	326,904
Neopost SA	2,991	236,293
Total SA (a)	3,159	207,245
Unibail-Rodamco SE	568	147,566
Vinci SA	1,929	143,328

		1,278,397

GERMANY — 2.5%
Bilfinger SE	1,183	150,150
Deutsche Euroshop AG	2,690	122,403
Muenchener Rueckversicherungs- Gesellschaft AG	668	146,018

		418,571

HONG KONG — 1.6%
China Mobile, Ltd.	15,000	137,295
CLP Holdings, Ltd.	16,500	124,435

		261,730

ITALY — 2.3%
Atlantia SpA	6,722	172,784
Hera SpA	71,081	207,691

		380,475

JAPAN — 3.1%
Canon, Inc.	4,200	130,138
Eisai Co., Ltd. (a)	3,400	132,652
TonenGeneral Sekiyu K.K.	15,000	132,689
UNY Group Holdings Co., Ltd.	21,000	125,203

		520,682

NORWAY — 2.4%
Orkla ASA	24,826	211,685
StatoilHydro ASA	6,622	186,923

		398,608

PORTUGAL — 1.5%
EDP — Energias de Portugal SA	54,788	254,549

SINGAPORE — 1.0%
Singapore Telecommunications, Ltd.	58,000	168,343

SOUTH AFRICA — 4.0%
MTN Group, Ltd. (a)	7,186	147,267
Standard Bank Group, Ltd. (a)	9,864	130,171
The Foschini Group, Ltd. (a)	21,592	219,966
Truworths International, Ltd.	24,110	177,079

		674,483

SOUTH KOREA — 1.0%
KT&G Corp.	2,131	160,158

SPAIN — 3.1%
Abertis Infraestructuras SA	5,959	136,130
Enagas SA	6,851	208,441
Red Electrica Corporacion SA	2,228	181,174

		525,745

SWEDEN — 4.4%
Skanska AB (Class B)	8,020	188,639
Tele2 AB	30,062	372,324
TeliaSonera AB	23,181	174,477

		735,440

SWITZERLAND — 4.1%
Baloise Holding AG	994	125,129
Banque Cantonale Vaudoise	376	219,424
PSP Swiss Property AG (b)	1,629	153,246
Swiss Prime Site AG (b)	2,131	181,292

		679,091

TAIWAN — 1.0%
Simplo Technology Co., Ltd.	36,000	171,415

See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

THAILAND — 1.3%
Advanced Info Service PCL, NVDR	31,400	$218,755

UNITED KINGDOM — 9.4%
AstraZeneca PLC	2,771	179,082
BAE Systems PLC	22,407	154,728
BHP Billiton PLC	4,504	138,463
British American Tobacco PLC	2,851	158,538
Carillion PLC	33,653	202,874
Centrica PLC	27,073	148,809
GlaxoSmithKline PLC	6,155	163,309
Tesco PLC	28,336	139,548
United Business Media PLC	12,688	144,262
William Morrison Supermarkets PLC	37,921	134,658

		1,564,271

UNITED STATES — 19.4%
Avista Corp. (a)	4,727	144,882
Consolidated Edison, Inc. (a)	2,594	139,168
Darden Restaurants, Inc. (a)	2,833	143,803
Entergy Corp. (a)	2,698	180,361
FirstEnergy Corp. (a)	6,553	222,999
Hawaiian Electric Industries, Inc. (a)	5,718	145,351
HollyFrontier Corp.	4,560	216,965
Integrys Energy Group, Inc.	2,892	172,508
National Health Investors, Inc. (a)	3,048	184,282
New York Community Bancorp, Inc. (a)	10,998	176,738
Northwest Natural Gas Co. (a)	3,171	139,556
People’s United Financial, Inc. (a)	8,689	129,205
Pepco Holdings, Inc. (a)	9,364	191,775
Pinnacle West Capital Corp.	2,513	137,361
PPL Corp. (a)	5,007	165,932
Public Service Enterprise Group, Inc. (a)	4,334	165,299
SCANA Corp. (a)	2,926	150,162
Southern Co. (a)	3,727	163,764
UIL Holdings Corp. (a)	3,691	135,866
United Bankshares, Inc.	4,290	131,360

		3,237,337

TOTAL COMMON STOCKS —
(Cost $15,921,573)		16,605,046

SHORT TERM INVESTMENTS — 17.5%
UNITED STATES — 17.5%
MONEY MARKET FUNDS — 17.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,846,232	2,846,232
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	76,547	76,547

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,922,779)		2,922,779

TOTAL INVESTMENTS — 117.0%
(Cost $18,844,352)		19,527,825
OTHER ASSETS & LIABILITIES — (17.0)%		(2,830,298)

NET ASSETS — 100.0%		$16,697,527

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 21.9%
APA Group (a)	3,115,164	$18,565,277
ASX, Ltd.	418,382	13,987,132
Australia & New Zealand Banking Group, Ltd.	516,623	15,830,190
Bendigo and Adelaide Bank, Ltd. (a)	1,439,958	15,188,037
CFS Retail Property Trust Group	5,004,131	8,765,971
Commonwealth Bank of Australia	193,814	13,911,054
Dexus Property Group	13,069,035	12,839,820
DUET Group	6,182,377	11,918,686
Federation Centres, Ltd.	5,802,897	12,693,062
Insurance Australia Group, Ltd.	3,514,483	18,143,714
Metcash, Ltd. (a)	6,954,698	16,888,424
Monadelphous Group, Ltd. (a)	677,428	10,554,567
Myer Holdings, Ltd. (a)	6,085,928	12,578,858
National Australia Bank, Ltd.	513,022	16,861,036
OZ Minerals, Ltd. (a)	3,710,862	12,244,311
SP AusNet (a)	6,823,127	8,284,462
Spark Infrastructure Group	5,502,265	8,720,616
Stockland	2,514,462	8,739,486
Tatts Group, Ltd.	5,264,058	14,149,080
Westfield Retail Trust	2,938,682	8,116,680
Westpac Banking Corp.	551,346	17,660,684
WorleyParsons, Ltd.	2,048,257	28,742,191

		305,383,338

BELGIUM — 2.3%
Belgacom SA (a)	1,004,140	31,457,309

BRAZIL — 2.2%
Companhia Energetica de Minas Gerais ADR (a)	2,049,790	13,938,572
CPFL Energia SA ADR (a)	491,824	8,031,486
Oi SA ADR (a)	6,398,233	8,509,650

		30,479,708

CANADA — 9.4%
Artis REIT	623,567	8,886,712
Baytex Energy Corp. (a)	515,635	21,265,418
Bell Aliant, Inc. (a)	449,627	11,015,098
Calloway REIT	297,792	6,950,054
Canadian Oil Sands, Ltd.	1,134,960	23,845,728
Cominar Real Estate Investment Trust	437,075	7,325,832
Crescent Point Energy Corp. (a)	561,772	20,536,807
Dundee Real Estate Investment Trust	344,156	9,061,086
Lightstream Resources, Ltd. (a)	1,304,214	6,640,709
Penn West Petroleum, Ltd. (a)	1,851,133	15,496,688

		131,024,132

CHINA — 2.6%
Bank of China, Ltd.	14,550,000	6,452,453
China Shanshui Cement Group, Ltd.	30,415,000	12,821,504
Giant Interactive Group, Inc. ADR	790,259	9,143,297
Zijin Mining Group Co., Ltd. (Class H) (a)	39,278,000	8,354,813

		36,772,067

COLOMBIA — 0.9%
Ecopetrol SA, ADR (a)	304,510	12,420,963

CZECH REPUBLIC — 1.5%
CEZ AS	468,503	13,440,578
Komercni Banka AS	30,110	7,200,906

		20,641,484

DENMARK — 1.6%
TDC A/S	2,406,174	22,253,889

FINLAND — 5.3%
Elisa Oyj (a)	517,752	14,906,926
Fortum Oyj	824,744	18,755,601
Metso Oyj (a)	724,655	23,700,467
Orion Oyj (Class B) (a)	292,170	8,822,788
YIT Oyj (a)	664,314	7,077,514

		73,263,296

FRANCE — 2.5%
Fonciere Des Regions	84,580	7,838,325
Neopost SA (a)	112,403	8,879,979
Total SA (a)	276,492	18,139,169

		34,857,473

GERMANY — 6.4%
Freenet AG	605,008	21,167,333
K+S AG	612,082	20,115,684
ProSiebenSat.1 Media AG	844,807	38,679,869
Telefonica Deutschland Holding AG	1,204,555	9,605,787

		89,568,673

HONG KONG — 1.7%
BOC Hong Kong Holdings, Ltd. (a)	3,999,500	11,394,660
Shougang Fushan Resources Group, Ltd. (a)	12,548,000	3,817,596
Yue Yuen Industrial Holdings, Ltd.	2,699,000	8,785,524

		23,997,780

ISRAEL — 3.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	14,004,950	24,922,924
Israel Chemicals, Ltd.	2,484,899	21,708,113

		46,631,037

ITALY — 3.9%
Atlantia SpA	593,197	15,247,746
ENI SpA	812,157	20,383,455
Terna Rete Elettrica Nationale SpA	3,448,784	18,480,772

		54,111,973

MEXICO — 0.7%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	755,480	9,284,849

NETHERLANDS — 1.3%
Corio NV	238,505	10,903,623
VimpelCom, Ltd. ADR	772,233	6,973,264

		17,876,887

NEW ZEALAND — 1.2%
Telecom Corporation of New Zealand, Ltd.	8,060,511	17,066,595

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NORWAY — 1.0%
Gjensidige Forsikring ASA	661,838	$13,464,372

PORTUGAL — 1.8%
EDP — Energias de Portugal SA	5,508,932	25,594,935

RUSSIA — 0.6%
MegaFon OAO GDR	281,236	7,916,793

SINGAPORE — 3.1%
Ascendas REIT	4,475,000	8,042,225
Hutchison Port Holdings Trust (a)	29,190,000	18,973,500
Keppel REIT (a)	8,808,000	7,984,669
Suntec REIT (a)	6,291,000	8,304,290

		43,304,684

SOUTH AFRICA — 2.2%
Kumba Iron Ore, Ltd. (a)	267,566	9,615,983
MMI Holdings, Ltd.	2,610,213	6,104,949
Redefine Properties, Ltd.	7,172,936	6,512,853
Vodacom Group, Ltd. (a)	730,044	9,022,563

		31,256,348

SOUTH KOREA — 0.7%
KT Corp. ADR (b)	669,006	9,292,493

SPAIN — 5.0%
Enagas SA	690,838	21,018,649
Ferrovial SA	1,399,524	30,331,848
Red Electrica Corporacion SA	224,747	18,275,690

		69,626,187

SWEDEN — 4.1%
NCC AB (Class B) (a)	346,855	12,529,161
Skanska AB (Class B)	710,230	16,705,366
Swedbank AB (Class A)	462,819	12,399,327
TeliaSonera AB (a)	2,040,146	15,355,650

		56,989,504

SWITZERLAND — 1.2%
Zurich Insurance Group AG (b)	53,180	16,338,996

THAILAND — 0.7%
Shin Corp. PCL, NVDR	4,048,978	9,641,910

TURKEY — 2.6%
Tofas Turk Otomobil Fabrikasi AS	1,485,783	8,438,792
Tupras-Turkiye Petrol Rafinerileri AS	705,728	14,944,595
Turk Telekomunikasyon AS	4,431,944	12,327,070

		35,710,457

UNITED KINGDOM — 7.8%
Admiral Group PLC	547,575	13,036,065
AstraZeneca PLC	407,838	26,357,377
BAE Systems PLC	1,958,114	13,521,435
Carillion PLC (a)	1,540,893	9,289,142
Inmarsat PLC	837,164	10,139,601
National Grid PLC	1,236,440	16,944,142
Royal Dutch Shell PLC (Class A)	545,736	19,934,241

		109,222,003

TOTAL COMMON STOCKS —
(Cost $1,323,379,157)		1,385,450,135

SHORT TERM INVESTMENTS — 15.6%
UNITED STATES — 15.6%
MONEY MARKET FUNDS — 15.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	210,761,578	210,761,578
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	6,402,816	6,402,816

TOTAL SHORT TERM INVESTMENTS —
(Cost $217,164,394)		217,164,394

TOTAL INVESTMENTS — 115.2%
(Cost $1,540,543,551)		1,602,614,529
OTHER ASSETS & LIABILITIES — (15.2)%		(211,386,332)

NET ASSETS — 100.0%		$1,391,228,197

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 6.8%
ALS, Ltd. (a)	11,415	$77,551
Alumina, Ltd. (b)	63,537	70,373
Ansell, Ltd.	4,479	76,427
APA Group (a)	25,514	152,054
Aristocrat Leisure, Ltd.	14,629	72,947
Asciano Group	31,200	150,372
Bank of Queensland, Ltd.	10,601	126,258
Bendigo and Adelaide Bank, Ltd. (a)	13,284	140,114
BlueScope Steel, Ltd. (a)(b)	17,221	97,843
Boral, Ltd. (a)	23,595	123,560
Caltex Australia, Ltd. (a)	4,394	89,963
carsales.com, Ltd. (a)	6,900	69,389
Challenger Financial Services Group, Ltd.	13,442	79,736
Cochlear, Ltd. (a)	1,856	98,053
Computershare, Ltd.	15,633	175,322
Dexus Property Group	185,864	182,604
DUET Group (a)	38,099	73,449
Echo Entertainment Group, Ltd. (a)	168	381
Federation Centres, Ltd.	45,722	100,011
Flight Centre Travel Group Ltd. (a)	1,709	83,143
GrainCorp, Ltd.	7,227	56,400
Harvey Norman Holdings, Ltd. (a)	24,461	74,817
Iluka Resources, Ltd. (a)	12,640	116,099
Incitec Pivot, Ltd.	45,068	123,643
Lend Lease Group	18,434	202,464
Metcash, Ltd. (a)	27,047	65,680
Navitas, Ltd.	9,585	64,852
New Hope Corp. Ltd.	5,380	14,910
Platinum Asset Management Ltd. (a)	4,249	29,379
Primary Health Care, Ltd.	14,547	63,504
Qantas Airways, Ltd. (b)	34,386	35,217
REA Group, Ltd. (a)	1,671	75,502
Reece Australia Ltd.	1,284	35,714
Seek, Ltd. (a)	9,987	162,636
Seven Group Holdings Ltd.	2,842	21,758
Seven West Media, Ltd. (a)	17,796	32,659
SP AusNet (a)	42,427	51,514
Spark Infrastructure Group	28,824	45,684
Super Retail Group Ltd.	3,811	38,996
TABCORP Holdings, Ltd.	21,858	69,083
Tatts Group, Ltd.	51,177	137,557
TPG Telecom, Ltd.	7,885	48,600
Treasury Wine Estates, Ltd.	20,356	66,600
Washington H Soul Pattinson & Co., Ltd.	3,333	47,975
WorleyParsons, Ltd.	6,416	90,033

		3,810,826

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd. (b)	3,871	21,848
IMMOFINANZ AG (b)	34,672	162,523
Mayr Melnhof Karton AG	210	26,280
Oesterreichische Post AG	885	44,582
Telekom Austria AG	9,216	91,657

		346,890

BELGIUM — 0.6%
Ackermans & van haaren NV	699	88,401
Bekaert NV	948	38,662
bpost SA	1,941	43,472
Elia System Operator SA/NV	735	37,142
Financiere de Tubize SA	447	30,693
S.A. D’Ieteren NV	471	22,091
Sofina SA	547	66,803

		327,264

BERMUDA — 0.5%
Catlin Group, Ltd.	10,990	98,572
Hiscox Ltd.	13,611	154,754
Lancashire Holdings, Ltd.	3,929	44,804

		298,130

CANADA — 8.6%
Aimia, Inc.	6,862	110,352
Alamos Gold, Inc.	4,947	44,775
AltaGas, Ltd. (a)	3,093	126,943
ATCO, Ltd. (Class I)	3,278	157,730
Athabasca Oil Corp. (a)(b)	8,813	63,557
Boardwalk REIT	742	40,765
Bonavista Energy Corp. (a)	4,571	66,965
CAE, Inc.	7,199	94,900
Calloway REIT	1,628	37,995
Canadian Apartment Properties REIT	1,700	32,837
Canadian REIT	1,041	42,508
Canadian Western Bank (a)	3,836	129,321
Canfor Corp. (b)	2,308	54,576
CCL Industries, Inc. (Class B)	850	72,944
Cineplex, Inc. (a)	1,824	69,523
Cogeco Cable, Inc.	484	25,148
Cominar Real Estate Investment Trust	1,942	32,550
Constellation Software, Inc.	589	143,014
Dundee Real Estate Investment Trust	1,180	31,068
E-L Financial Corp. Ltd.	90	59,117
Emera, Inc.	3,674	114,539
Enerplus Corp. (a)	6,536	130,868
Ensign Energy Services, Inc.	3,012	44,590
Finning International, Inc.	6,440	182,625
First Capital Realty, Inc. (a)	2,669	42,438
Genworth MI Canada, Inc.	732	25,016
Gibson Energy, Inc. (a)	3,973	103,199
Home Capital Group, Inc. (a)	1,700	68,770
IAMGOLD Corp.	12,915	45,517
Industrial Alliance Insurance & Financial Services, Inc.	2,873	118,330
InterOil Corp. (a)(b)	1,093	70,783
Keyera Corp. (a)	3,396	215,652
Linamar Corp.	1,582	73,098
Lions Gate Entertainment Corp. (a)	2,550	68,162
Lundin Mining Corp. (b)	18,676	85,956
MacDonald, Dettwiler & Associates, Ltd.	974	77,055
Methanex Corp.	2,893	185,414
Mullen Group, Ltd. (a)	2,308	58,027
New Gold, Inc. (b)	14,764	73,168
Open Text Corp. (a)	3,644	174,384
Osisko Mining Corp. (b)	13,794	85,982
Paramount Resources, Ltd. (Class A) (b)	974	42,084
Pengrowth Energy Corp. (a)	12,104	73,364

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Peyto Exploration & Development Corp. (a)	5,612	$191,787
Precision Drilling Corp.	12,913	154,898
Progressive Waste Solutions, Ltd. (a)	4,962	125,786
Quebecor, Inc. (Class B) (a)	2,665	65,191
Ritchie Bros Auctioneers, Inc. (a)	2,228	53,936
ShawCor, Ltd. (Class A)	1,444	60,311
Stantec, Inc.	1,336	81,788
Tahoe Resources, Inc. (b)	1,964	41,584
The Jean Coutu Group Pjc, Inc.	3,258	64,496
TMX Group, Ltd.	479	23,426
TransAlta Corp. (a)	7,748	90,133
Trilogy Energy Corp. (a)	1,779	43,695
Veresen, Inc. (a)	9,432	142,537
West Fraser Timber Co., Ltd.	2,052	93,885

		4,829,062

DENMARK — 2.3%
Chr Hansen Holding A/S	3,087	122,523
DSV A/S	6,745	217,777
FLSmidth & Co. A/S (a)	1,554	78,431
GN Store Nord A/S	5,683	141,105
H. Lundbeck A/S (a)	1,768	54,505
Jyske Bank A/S (b)	1,730	95,107
Pandora A/S	2,501	165,518
Topdanmark A/S (b)	2,385	69,476
Vestas Wind Systems A/S (b)	6,485	260,741
William Demant Holding (a)(b)	723	61,876

		1,267,059

FINLAND — 1.7%
Amer Sports Oyj (Class A)	3,177	67,519
Cargotec Oyj (a)	1,118	48,153
Elisa Oyj (a)	7,225	208,020
Huhtamaki OYJ	2,273	62,342
Kemira Oyj	1,530	22,310
Kesko Oyj (Class B)	2,124	92,711
Neste Oil Oyj (a)	3,970	80,980
Orion Oyj (Class B) (a)	5,221	157,661
Outotec Oyj (a)	4,128	45,743
Stora Enso Oyj	14,963	160,136

		945,575

FRANCE — 3.5%
Air France-KLM (b)	3,580	53,831
bioMerieux	440	48,284
Bourbon SA (a)	1,212	39,840
CGG (a)(b)	4,764	76,428
Eramet	301	36,237
Eurazeo	817	73,440
Faurecia (b)	1,457	61,609
Fonciere Des Regions	1,422	131,782
Groupe Eurotunnel SA	17,216	219,887
Havas SA	7,888	59,076
Ingenico (a)	1,550	145,033
Ipsen SA	1,628	66,685
Lagardere SCA	4,047	160,751
Metropole Television SA	2,102	45,745
Neopost SA (a)	1,076	85,005
Nexity	1,050	45,050
Orpea	1,315	87,267
Plastic Omnium SA	1,888	70,102
Rubis	1,190	85,696
Sa des Ciments Vicat	539	45,442
Sartorius Stedim Biotech	146	29,308
Schneider Electric SA	563	49,933
SEB SA	901	77,787
Societe Television Francaise 1	3,526	58,317
Teleperformance	1,868	108,351
Vilmorin & Cie	165	23,150

		1,984,036

GERMANY — 4.1%
Aurubis AG	818	44,448
Axel Springer SE (a)	987	63,194
Bilfinger SE	1,850	234,808
Carl Zeiss Meditec AG	822	23,089
Celesio AG	2,498	85,417
CTS Eventim AG	813	54,233
Deutsche Euroshop AG	874	39,769
Deutsche Wohnen AG (c)	4,801	102,960
Deutsche Wohnen AG (b)(c)	2,815	58,817
Duerr AG	792	61,128
ElringKlinger AG	852	33,596
Fielmann AG	258	34,680
Freenet AG	4,300	150,443
Gerry Weber International AG (a)	670	33,142
K+S AG	5,258	172,801
KION Group AG (b)	579	27,156
Krones AG	412	39,363
KWS Saat AG	66	23,915
LEG Immobilien AG (b)	477	31,300
MTU Aero Engines AG	1,594	148,205
OSRAM Licht AG (b)	2,555	165,736
Puma AG Rudolf Dassler Sport (a)	74	20,832
Rational AG	76	27,077
Rhoen-Klinikum AG	3,832	122,794
Salzgitter AG (a)	1,142	45,157
SGL Carbon AG	1,218	41,456
Software AG	1,705	61,779
Stada Arzneimittel AG	2,070	88,628
TUI AG (a)	3,996	66,641
Wincor Nixdorf AG	995	71,516
Wirecard AG	3,594	149,197

		2,323,277

GREECE — 0.5%
Hellenic Telecommunications Organization SA (b)	7,273	120,288
OPAP SA	7,810	125,940
Public Power Corp. SA	3,245	53,669

		299,897

HONG KONG — 2.8%
ASM Pacific Technology, Ltd. (a)	6,200	60,185
Champion REIT	96,000	43,810
Chinese Estates Holdings, Ltd.	22,623	55,412
Esprit Holdings, Ltd. (a)	67,916	112,945
First Pacific Co., Ltd.	76,500	76,036
Fosun International, Ltd.	70,000	87,985

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Genting Hong Kong Ltd. (a)(b)	54,684	$21,327
Great Eagle Holdings Ltd.	5,000	18,789
Hopewell Holdings	32,500	111,657
Hysan Development Co., Ltd.	31,827	138,476
Melco International Development, Ltd.	25,000	83,795
New World China Land Ltd. (a)	66,000	55,645
Noble Group, Ltd.	131,000	123,442
Orient Overseas International, Ltd.	3,000	13,787
PCCW, Ltd.	140,000	70,207
SA SA International Holdings Ltd. (a)	24,000	19,244
Shangri-La Asia, Ltd.	46,000	75,312
Techtronic Industries Co.	40,500	112,775
Television Broadcasts, Ltd.	9,400	56,288
VTech Holdings, Ltd.	3,300	42,414
Wing Hang Bank, Ltd.	4,177	66,233
Yue Yuen Industrial Holdings, Ltd.	30,000	97,653

		1,543,417

IRELAND — 1.6%
DCC PLC	2,412	131,090
Dragon Oil PLC	11,520	105,426
Glanbia PLC	4,105	63,027
ICON PLC (b)	1,663	79,076
James Hardie Industries PLC	13,412	178,135
Kingspan Group PLC	3,352	63,801
Paddy Power PLC	1,546	122,519
Smurfit Kappa Group PLC	6,664	161,650

		904,724

ISRAEL — 1.2%
Azrieli Group	737	25,762
Bank Leumi Le-Israel BM (b)	38,888	151,534
Bezeq The Israeli Telecommunication Corp., Ltd.	59,169	105,296
Delek Group, Ltd.	127	50,689
Gazit-Globe, Ltd.	2,366	30,506
Mellanox Technologies, Ltd. (a)(b)	685	26,804
Mizrahi Tefahot Bank, Ltd.	3,057	41,754
NICE Systems, Ltd.	2,119	93,803
Osem Investments, Ltd.	1,934	45,394
Taro Pharmaceutical Industries, Ltd. (b)	536	59,496
The Israel Corp., Ltd. (b)	78	43,490

		674,528

ITALY — 3.2%
A2A SpA	35,298	45,779
Atlantia SpA	1,073	27,581
Autogrill SpA (a)(b)	3,092	31,685
Azimut Holding SpA	2,881	102,842
Banca Generali SpA	1,530	50,504
Banca Monte dei Paschi di Siena SpA (b)	174,885	63,874
Banca Popolare dell’Emilia Romagna Societa Cooperativa (b)	8,835	111,418
Banco Popolare Societa Cooperativa (a)(b)	5,493	119,466
Buzzi Unicem SpA	3,592	37,774
Davide Campari-Milano SpA	9,398	77,069
De’Longhi SpA	1,448	32,630
DiaSorin SpA	638	27,391
Finmeccanica SpA (b)	13,175	130,105
Gtech Spa	2,132	64,792
Hera SpA	12,084	35,308
Mediaset SpA (b)	24,144	135,036
Prysmian SpA	6,623	164,854
Recordati SpA	4,046	70,820
UBI Banca ScPA	29,284	276,067
Unipol Gruppo Finanziario SpA	9,825	76,779
UnipolSai SpA (b)	23,987	92,172
World Duty Free SpA (b)	2,706	37,967

		1,811,913

JAPAN — 27.3%
Acom Co., Ltd. (a)(b)	10,200	32,684
Advance Residence Investment Corp.	61	130,192
Advantest Corp. (a)	6,300	68,331
Alfresa Holdings Corp.	2,000	130,699
Amada Co., Ltd.	34,000	239,685
Aozora Bank, Ltd.	34,000	97,063
Asics Corp.	8,100	159,585
Benesse Holdings, Inc.	3,400	130,242
Brother Industries, Ltd.	7,600	106,489
Canon Marketing Japan, Inc.	3,400	46,782
Casio Computer Co., Ltd.	6,800	80,621
Credit Saison Co., Ltd.	4,100	81,733
Daicel Corp.	34,000	279,303
Daido Steel Co., Ltd. (a)	34,000	170,355
DeNA Co., Ltd. (a)	3,400	61,539
Don Quijote Holdings Co., Ltd.	3,400	175,967
Dowa Holdings Co., Ltd. (a)	34,000	284,585
Ebara Corp. (a)	34,000	213,604
FamilyMart Co., Ltd. (a)	3,400	149,721
Fuji Electric Holdings Co., Ltd.	34,000	152,197
Fuji Television Network, Inc.	3,400	62,563
Fukuoka Financial Group, Inc.	34,000	139,982
Hakuhodo DY Holdings, Inc.	6,800	47,541
Hamamatsu Photonics K.K.	3,400	153,518
Hitachi Capital Corp.	3,400	72,896
Hitachi Construction Machinery Co., Ltd. (a)	3,400	65,633
Hokkaido Electric Power Co., Inc. (b)	6,300	53,344
Hokuhoku Financial Group, Inc.	34,000	65,369
Hokuriku Electric Power Co.	6,500	84,512
Ibiden Co., Ltd.	3,400	67,152
Idemitsu Kosan Co., Ltd. (a)	13,600	279,831
J Front Retailing Co., Ltd.	34,000	234,403
Japan Exchange Group, Inc. (a)	4,200	102,691
Japan Prime Realty Investment Corp.	34	110,268
Japan Retail Fund Investment Corp.	81	159,821
JSR Corp. (a)	6,400	118,883
JTEKT Corp.	7,400	110,226
Kajima Corp. (a)	34,000	119,513
Kakaku.com, Inc. (a)	4,200	68,474
Keihan Electric Railway Co., Ltd. (a)	34,000	136,020
Kewpie Corp.	3,400	46,914
Konami Corp. (a)	4,500	104,214
Konica Minolta Holdings, Inc.	17,000	158,965
Kuraray Co., Ltd. (a)	10,600	121,455
Kurita Water Industries, Ltd. (a)	6,300	136,968
M3, Inc.	6,800	111,853

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Marui Group Co., Ltd.	30,900	$265,539
Medipal Holdings Corp.	13,500	206,855
MEIJI Holdings Co., Ltd. (a)	3,400	214,925
Miraca Holdings, Inc.	3,400	149,226
MISUMI Group, Inc. (a)	3,400	94,422
Mitsubishi Gas Chemical Co., Inc.	34,000	192,144
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,800	87,457
Mitsui Chemicals, Inc. (a)	34,000	83,527
Mitsui OSK Lines, Ltd.	34,000	132,718
Nabtesco Corp.	3,400	78,376
Nagoya Railroad Co., Ltd.	34,000	102,345
Namco Bandai Holdings, Inc.	12,800	303,640
Nankai Electric Railway Co., Ltd. (a)	34,000	132,058
NHK Spring Co., Ltd.	7,400	68,765
Nippon Electric Glass Co., Ltd. (a)	34,000	175,307
Nippon Express Co., Ltd.	34,000	166,723
Nippon Yusen K.K. (a)	39,000	113,609
Nissan Chemical Industries, Ltd.	5,500	82,726
Nisshin Seifun Group, Inc. (a)	19,000	209,215
Nissin Foods Holding Co., Ltd.	3,400	153,683
NOK Corp.	3,400	55,629
Nomura Real Estate Holdings, Inc.	3,400	65,039
NTT Urban Development Corp.	3,400	32,090
Obayashi Corp.	34,000	192,144
Obic Co., Ltd.	3,400	107,627
OJI Paper Co., Ltd.	34,000	152,527
Park24 Co., Ltd.	3,400	64,774
Rinnai Corp.	3,400	299,442
Rohm Co., Ltd.	3,400	152,032
Sankyo Co., Ltd.	3,400	143,448
Sanrio Co., Ltd. (a)	3,400	114,891
Santen Pharmaceutical Co., Ltd.	3,400	151,206
SBI Holdings, Inc.	6,800	82,140
Seiko Epson Corp.	4,600	143,380
Seven Bank, Ltd.	17,700	69,607
Sharp Corp. (a)(b)	34,000	103,666
Shikoku Electric Power Co., Inc. (a)(b)	6,500	88,362
Shimadzu Corp.	34,000	302,743
Shimizu Corp. (a)	38,000	197,407
Showa Shell Sekiyu K.K.	6,100	54,612
Sojitz Corp.	40,100	68,530
Stanley Electric Co., Ltd.	10,300	229,133
Sumitomo Heavy Industries, Ltd.	34,000	138,331
Sumitomo Rubber Industries, Inc.	4,400	56,140
Suzuken Co., Ltd.	3,400	131,893
Taiheiyo Cement Corp. (a)	34,000	122,814
Taisei Corp. (a)	34,000	152,197
Taiyo Nippon Sanso Corp. (a)	34,000	268,078
Takashimaya Co., Ltd. (a)	34,000	319,581
The Bank of Kyoto, Ltd. (a)	34,000	281,284
The Hachijuni Bank, Ltd.	37,000	210,895
The Hiroshima Bank, Ltd.	34,000	142,293
The Joyo Bank, Ltd.	34,000	170,025
THK Co., Ltd.	3,800	85,494
Toho Co., Ltd.	3,500	70,316
Toho Gas Co., Ltd. (a)	34,000	185,542
Tokyo Tatemono Co., Ltd. (a)	34,000	292,178
Toyo Seikan Group Holdings, Ltd.	4,500	73,234
Toyota Boshoku Corp. (a)	3,400	34,434
Trend Micro, Inc.	3,400	105,481
Tsumura & Co. (a)	3,400	81,876
Ube Industries, Ltd.	34,000	62,728
United Urban Investment Corp.	105	154,566
USS Co., Ltd.	3,400	47,838
Yamada Denki Co., Ltd. (a)	30,400	101,545
Yamaha Corp.	13,500	174,215
Yamaha Motor Co., Ltd.	9,700	154,940
Yokogawa Electric Corp.	5,800	93,884

		15,319,877

LUXEMBOURG — 0.3%
Eurofins Scientific (a)	259	77,551
GAGFAH SA (b)	2,678	40,674
L’Occitane International SA	11,000	27,114

		145,339

NETHERLANDS — 1.9%
Aalberts Industries NV	2,630	91,707
Corio NV	3,031	138,567
Delta Lloyd NV	5,020	139,241
Koninklijke Boskalis Westminster NV	3,311	182,398
Nutreco NV	2,352	104,543
QIAGEN NV (b)	7,289	152,801
SBM Offshore NV (b)	6,778	123,452
TNT Express NV	10,416	102,343

		1,035,052

NEW ZEALAND — 0.9%
Auckland International Airport, Ltd. (b)	24,559	81,195
Contact Energy, Ltd.	14,231	65,696
Fletcher Building, Ltd.	23,593	194,901
Mighty River Power, Ltd.	12,391	23,548
Ryman Healthcare, Ltd.	11,906	90,400
Telecom Corporation of New Zealand, Ltd. (a)	23,869	50,538

		506,278

NORWAY — 1.3%
Aker ASA	665	21,493
Aker Solutions ASA	4,724	73,578
DNO International ASA (b)	15,923	60,771
Fred Olsen Energy ASA	975	32,570
Golar LNG, Ltd. (a)	1,320	55,031
Kongsberg Gruppen AS	1,216	27,724
Marine Harvest	8,314	94,151
Petroleum Geo-Services ASA	6,746	82,141
ProSafe SE	7,360	58,983
SpareBank 1 SR Bank ASA	3,309	33,576
Storebrand ASA (b)	9,101	52,520
TGS Nopec Geophysical Co. ASA (a)	3,532	115,805

		708,343

PORTUGAL — 0.8%
Banco Comercial Portugues SA (b)	506,141	158,352
Banco Espirito Santo SA (b)	73,186	137,080
Portucel SA	7,249	33,000
Portugal Telecom SGPS SA (a)	18,000	76,584
Sonae	30,411	57,171

		462,187

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 1.5%
Ascendas REIT	60,000	$107,829
Blumont Group Ltd. (a)(b)	44,000	2,099
CapitaCommercial Trust (a)	42,000	49,596
ComfortDelGro Corp., Ltd.	79,000	124,699
First Resources Ltd.	23,000	42,797
Keppel Land, Ltd.	30,096	80,412
M1, Ltd. (a)	7,000	19,315
Mapletree Logistics Trust	43,252	35,942
Neptune Orient Lines, Ltd. (b)	43,000	34,023
Olam International, Ltd. (a)	43,736	77,209
SATS Ltd. (a)	24,000	58,018
SIA Engineering Co., Ltd.	5,000	19,244
Suntec REIT	66,000	87,122
UOL Group, Ltd.	24,000	119,470

		857,775

SOUTH KOREA — 5.3%
Amorepacific Corp.	88	104,166
AMOREPACIFIC Group	67	32,227
BS Financial Group, Inc.	6,310	89,216
Cheil Communications, Inc. (b)	2,430	54,675
Cheil Industries, Inc.	2,123	143,003
CJ CheilJedang Corp.	164	44,218
CJ Corp.	701	89,564
Coway Co., Ltd.	1,573	110,388
Daelim Industrial Co., Ltd.	1,052	85,686
Daewoo Engineering & Construction Co., Ltd. (b)	5,812	43,408
Daewoo International Corp.	1,759	63,952
Daewoo Securities Co., Ltd. (b)	8,139	62,699
Dongbu Insurance Co., Ltd.	1,832	95,003
Doosan Corp.	701	91,210
Doosan Heavy Industries & Construction Co. Ltd.	680	22,455
Doosan Infracore Co., Ltd. (b)	3,490	44,918
GS Holdings	2,571	116,419
Halla Visteon Climate Control Corp.	900	41,092
Hanwha Chemical Corp.	2,630	47,809
Hanwha Corp.	2,828	85,282
Hotel Shilla Co., Ltd.	912	73,769
Hyosung Corp.	570	41,125
Hyundai Department Store Co., Ltd.	360	48,025
Hyundai Hysco Co., Ltd.	176	9,094
Hyundai Marine & Fire Insurance Co., Ltd.	1,690	48,742
Hyundai Merchant Marine Co., Ltd. (a)(b)	3,348	32,396
Hyundai Mipo Dockyard Co., Ltd.	397	57,809
Hyundai Steel Co.	241	15,577
Hyundai Wia Corp.	368	59,118
Kangwon Land, Inc.	2,980	86,787
KCC Corp.	209	107,008
Korea Aerospace Industries Ltd.	900	28,705
Korea Gas Corp. (b)	813	47,507
Korea Kumho Petrochemical Co., Ltd.	659	54,357
NCSoft Corp.	396	81,101
NHN Entertainment Corp. (b)	336	30,303
OCI Co., Ltd. (b)	445	74,205
ORION Corp.	116	89,252
S1 Corp.	751	62,792
Samsung Card Co., Ltd.	1,120	36,458
Samsung Engineering Co., Ltd. (b)	782	52,674
Samsung Securities Co., Ltd.	2,300	84,377
Samsung Techwin Co., Ltd.	1,579	85,889
Seoul Semiconductor Co., Ltd.	993	42,259
SK C&C Co., Ltd.	552	77,527
Woori Investment & Securities Co., Ltd.	3,790	31,439
Young Poong Corp.	24	26,605

		2,952,290

SPAIN — 1.7%
Acciona SA	803	69,547
Acerinox SA (a)	4,063	65,294
Almirall SA	1,899	32,428
Atresmedia Corp. de Medios de Comunicaion SA (b)	2,569	39,550
Bankinter SA	13,656	109,917
Bolsas y Mercados Espanoles	1,683	68,509
Corporacion Financiera Alba SA	434	25,912
Ebro Puleva SA (a)	3,099	71,713
EDP Renovaveis SA	6,593	43,926
Fomento de Construcciones y Contratas SA (b)	1,143	26,048
Gestevision Telecinco SA (a)(b)	6,290	73,298
Grupo Catalana Occidente SA	1,396	56,740
Indra Sistemas SA (a)	3,417	68,688
Obrascon Huarte Lain SA	1,299	56,485
Prosegur Cia de Seguridad SA (a)	6,481	41,715
Tecnicas Reunidas SA (a)	769	43,460
Viscofan SA (a)	1,561	81,680

		974,910

SWEDEN — 2.7%
AarhusKarlshamn AB	780	51,129
Axfood AB (a)	472	26,062
Boliden AB	7,686	116,650
Castellum AB	8,217	136,368
Great Portland Estates PLC	10,137	106,638
Hexpol AB	792	69,690
Hufvudstaden AB (a)	3,650	51,399
Husqvarna AB (Class B)	10,546	73,521
Intrum Justitia AB	2,503	68,177
JM AB	2,511	82,260
Lundbergforetagen AB	982	46,362
Meda AB (Class A)	8,254	126,607
Melker Schorling AB	543	28,291
Modern Times Group AB (Class B)	2,347	109,394
Ratos AB (Class B) (a)	4,551	42,116
Saab AB	1,724	52,543
Securitas AB (Class B)	9,185	106,179
SSAB AB (a)	977	6,541
SSAB AB, (Series A) (a)	8,011	61,730
Trelleborg AB (Class B)	7,182	144,669
Wallenstam AB	1,959	32,058

		1,538,384

SWITZERLAND — 3.1%
Allreal Holding AG (b)	163	23,527
Banque Cantonale Vaudoise	135	78,782

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Barry Callebaut AG (b)	42	$56,675
Basellandschaftliche Kantonalbank	24	25,349
Berner Kantonalbank AG	100	24,339
Bucher Industries AG	196	66,565
Daetwyler Holding AG	179	28,167
Dufry Group (b)	650	111,847
EFG International AG (b)	1,514	19,710
Flughafen Zuerich AG	297	191,141
GAM Holding AG (b)	6,676	120,544
Georg Fischer AG (b)	113	87,691
Helvetia Holding AG	132	67,655
Lonza Group AG (b)	1,637	167,063
Luzerner Kantonalbank AG	59	24,162
OC Oerlikon Corp. AG (b)	4,037	68,094
Panalpina Welttransport Holding AG	554	85,168
PSP Swiss Property AG (b)	1,143	107,526
St Galler Kantonalbank AG	58	24,130
Straumann Holding AG	243	51,689
Sulzer AG	736	101,233
Swiss Prime Site AG (b)	1,864	158,578
Vontobel Holding AG	577	22,829

		1,712,464

UNITED KINGDOM — 14.1%
Afren PLC (b)	26,243	61,776
Amlin PLC	17,090	137,985
Ashmore Group PLC (a)	10,211	56,500
Aveva Group PLC	1,936	67,586
Balfour Beatty PLC	21,274	106,259
Barratt Developments PLC	30,170	207,479
BBA Aviation PLC	14,631	80,933
Bellway PLC	3,597	99,546
Berendsen PLC	4,808	89,615
Berkeley Group Holdings PLC	4,825	210,753
Booker Group PLC	44,990	123,833
Britvic PLC	7,434	91,960
BTG PLC (b)	13,218	119,547
Cairn Energy PLC (b)	14,494	40,329
Capital & Counties Properties PLC	20,039	116,928
Carphone Warehouse Group PLC	9,567	51,820
Close Brothers Group PLC	3,194	75,187
Daily Mail & General Trust PLC (a)	8,770	127,056
Debenhams PLC	18,678	24,896
Derwent London PLC	2,739	123,747
Direct Line Insurance Group PLC	16,268	64,413
Dixons Retail PLC (b)	101,600	83,336
Drax Group PLC	12,414	158,531
DS Smith PLC	27,435	148,421
Dunelm Group PLC	2,320	36,570
Essentra PLC	6,550	95,276
Euromoney Institutional Investor PLC	1,186	23,687
FirstGroup PLC (b)	34,763	84,557
Genel Energy PLC (b)	4,096	67,057
Greene King PLC	6,008	90,447
Halma PLC	9,116	87,539
Hays PLC	37,206	89,941
Henderson Group PLC	31,683	139,076
Hikma Pharmaceuticals PLC	4,268	118,187
Howden Joinery Group PLC	19,214	119,193
ICAP PLC	16,464	103,643
IG Group Holdings PLC	9,748	101,977
Inchcape PLC	15,863	170,841
Informa PLC	25,141	221,515
Inmarsat PLC	16,481	199,615
Intermediate Capital Group PLC	10,150	70,005
International Personal Finance PLC	6,596	56,302
Intu Properties PLC	18,880	88,762
Investec PLC	15,826	127,911
Jardine Lloyd Thompson Group PLC	4,062	72,054
Jazztel PLC (b)	6,019	91,584
John Wood Group PLC	10,938	139,865
Jupiter Fund Management PLC	10,170	67,955
Ladbrokes PLC	21,914	49,321
Lonmin PLC (b)	11,068	52,773
Man Group PLC	59,645	100,630
Michael Page International PLC	6,949	56,859
Millennium & Copthorne Hotels PLC	3,430	32,309
Mitchells & Butlers PLC (b)	4,453	33,838
N Brown Group PLC	5,252	50,040
National Express Group PLC	8,620	40,253
Ocado Group PLC (b)	16,493	126,648
Ophir Energy PLC (b)	14,895	59,597
Partnership Assurance Group plc (b)	4,525	10,448
Pennon Group PLC	11,239	139,123
Perform Group PLC (b)	3,356	13,708
Phoenix Group Holdings	4,115	45,244
Playtech Plc	5,119	57,733
Premier Oil PLC	13,905	68,363
Provident Financial PLC	6,407	211,813
PZ Cussons PLC	9,828	57,707
Regus PLC	17,773	65,305
Rentokil Initial PLC	49,484	101,472
Rightmove PLC	3,224	141,790
Rotork PLC	2,616	115,443
Segro PLC	21,076	116,654
Serco Group PLC	15,437	108,348
Shaftesbury PLC	6,099	66,905
Spectris PLC	3,625	140,086
Spirax-Sarco Engineering PLC	2,298	110,719
St. James’s Place PLC	11,879	163,384
Stagecoach Group PLC	19,940	131,210
TalkTalk Telecom Group PLC	15,574	83,163
Telecity Group PLC	6,492	75,546
Thomas Cook Group PLC (b)	45,740	137,489
United Business Media PLC	5,906	67,151
Vesuvius PLC	6,698	48,630
Victrex PLC	1,979	66,283

		7,877,980

TOTAL COMMON STOCKS —
(Cost $48,937,909)		55,457,477

RIGHTS — 0.1%
ITALY — 0.1%
Banco Popolare Societa Cooperativa (expiring 4/17/14) (b)	5,493	46,787

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 0.0% (d)
Intu Properties PLC (expiring 4/17/14) (b)	5,394	$8,543

TOTAL RIGHTS —
(Cost $21,824)		55,330

SHORT TERM INVESTMENTS — 13.5%
UNITED STATES — 13.5%
MONEY MARKET FUNDS — 13.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,586,827	7,586,827
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	9,921	9,921

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,596,748)		7,596,748

TOTAL INVESTMENTS — 112.5%
(Cost $56,556,481)		63,109,555
OTHER ASSETS & LIABILITIES — (12.5)%		(7,029,927)

NET ASSETS — 100.0%		$56,079,628

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 6.1%
Aliansce Shopping Centers SA	125,411	$993,173
American Banknote SA	90,305	1,400,698
Arezzo Industria e Comercio SA	58,493	712,855
B2W Cia Digital (a)	81,597	1,001,294
Banco ABC Brasil SA, ADR (a)	2,181	11,869
Banco ABC Brasil SA Preference Shares	71,743	402,193
Brasil Brokers Participacoes SA	332,855	752,298
Brasil Insurance Participacoes e Administracao SA	86,035	435,036
Brazil Pharma SA (a)	342,800	584,879
Centrais Eletricas de Santa Catarina SA Preference Shares	43,024	314,601
Cremer SA	99,146	724,976
Cyrela Commercial Properties SA Empreendimentos e Participacoes	27,748	222,574
Direcional Engenharia SA	74,245	329,356
Eletropaulo Metropolitana SA Preference Shares	129,687	491,391
Equatorial Energia SA	264,484	2,396,941
Eternit SA	189,299	700,486
Even Construtora e Incorporadora SA	359,195	1,209,786
Ez Tec Empreendimentos e Participacoes SA	139,443	1,739,562
Ferbasa-Ferro Ligas DA Bahia Preference Shares	123,761	702,035
Fleury SA	127,389	1,088,438
Gafisa SA	557,236	881,601
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	124,439	603,307
Helbor Empreendimentos SA	187,096	657,510
Iguatemi Empresa de Shopping Centers SA	113,137	1,091,009
International Meal Co. Holdings SA (a)	102,095	779,116
Iochpe-Maxion SA	108,047	1,077,358
JHSF Participacoes SA	153,287	270,367
Log-in Logistica Intermodal SA (a)	91,692	328,734
LPS Brasil Consultoria de I moveis SA	108,632	621,029
Magazine Luiza SA	96,710	277,723
Magnesita Refratarios SA	353,779	787,047
Mahle-Metal Leve SA	39,940	421,260
Marfrig Alimentos SA (a)	268,558	522,477
Mills Estruturas e Servicos de Engenharia SA	120,746	1,498,289
MRV Engenharia e Participacoes SA	330,975	1,186,611
Odontoprev SA	449,274	1,795,901
Paranapanema SA (a)	241,217	394,456
PDG Realty SA Empreendimentos e Participacoes (a)	1,365,474	871,386
QGEP Participacoes SA	98,274	353,638
Qualicorp SA (a)	247,907	2,521,367
Randon SA Implementos e Participacoes Preference Shares	340,927	1,282,726
Restoque Comercio e Confeccoes de Roupas SA	127,889	344,589
Rossi Residencial SA (a)	390,785	313,459
Sao Martinho SA	95,152	1,307,207
Saraiva SA Livreiros Editores Preference Shares	56,655	402,975
SLC Agricola SA	101,749	793,160
Tecnisa SA (a)	149,182	525,591
Tegma Gestao Logistica SA	28,720	242,971
Tempo Participacoes SA	405,524	697,289
Vanguarda Agro SA (a)	272,892	362,808

		39,427,402

CHILE — 1.9%
AFP Habitat SA	223,583	299,605
Almendral SA	11,682,835	1,050,042
Besalco SA	585,723	563,666
Companhia Sudamericana de Vapores SA (a)	9,032,457	440,028
Cruz Blanca Salud SA	388,222	324,258
Empresas La Polar SA (a)	2,675,051	230,717
Inversiones Aguas Metropolitanas SA	682,717	1,103,276
Inversiones La Construccion SA	38,075	511,587
Masisa SA	10,811,763	586,977
Parque Arauco SA	1,261,605	2,398,410
Ripley Corp. SA	1,367,774	849,364
Salfacorp SA	590,917	541,840
Sociedad Matriz SAAM SA	9,726,188	835,681
Vina Concha y Toro SA	1,221,998	2,507,277

		12,242,728

CHINA — 6.4%
21Vianet Group, Inc. ADR (a)	64,418	1,848,797
51job, Inc. ADR (a)	17,160	1,222,650
Anhui Expressway Co., Ltd.	2,056,000	1,057,546
AutoNavi Holdings, Ltd. ADR (a)(b)	30,868	618,595
Bitauto Holdings, Ltd. ADR (a)	31,615	1,133,082
BYD Electronic International Co., Ltd. (a)(b)	1,077,000	630,340
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	2,349,400	1,708,203
China Lesso Group Holdings, Ltd. (b)	1,203,810	667,313
China National Accord Medicines Corp., Ltd.	167,082	837,451
China SCE Property Holdings, Ltd.	3,017,800	653,587
China Shanshui Cement Group, Ltd.	1,620,000	682,914
China Shipping Development Co., Ltd. (a)(b)	1,918,000	1,092,884
China Suntien Green Energy Corp., Ltd. (Class H)	2,112,000	699,730
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,619,000	181,581
Chinasoft International, Ltd. (a)	1,212,000	387,487
Coolpad Group, Ltd.	1,672,000	821,230
Dongyue Group	1,123,000	457,478
Double Coin Holdings, Ltd.	715,324	496,435
E-Commerce China Dangdang, Inc. ADR (a)(b)	62,905	903,316
E-House China Holdings, Ltd. ADR (b)	76,599	926,082
First Tractor Co., Ltd. (b)	814,500	443,105
Giant Interactive Group, Inc. ADR	154,606	1,788,791
Hangzhou Steam Turbine Co.	818,050	942,803

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Harbin Electric Co., Ltd.	1,558,000	$881,729
Home Inns & Hotels Management, Inc. ADR (a)(b)	37,083	1,197,410
Huangshan Tourism Development Co., Ltd.	406,500	490,645
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,412,000	690,293
Jiangsu Future Land Co., Ltd.	908,100	455,866
Livzon Pharmaceutical Group, Inc. (Class H) (a)	146,400	888,926
Lonking Holdings, Ltd. (a)	3,036,000	594,907
MIE Holdings Corp.	2,554,754	480,845
NQ Mobile, Inc. ADR (a)(b)	36,083	635,422
Peak Sport Products Co., Ltd. (b)	1,516,000	408,459
Perfect World Co., Ltd. ADR (b)	42,150	871,240
Ports Design, Ltd.	925,000	484,140
Real Gold Mining, Ltd. (a)(b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	149,998	490,493
REXLot Holdings, Ltd. (b)	5,422,064	629,087
Shanda Games, Ltd. ADR (a)	79,820	518,032
Shanghai Dajiang Group, Class B (a)	1,244,900	461,858
Shanghai Diesel Engine Co., Ltd. Class B	393,360	273,385
Shanghai Haixin Group Co. (a)	666,700	328,683
Shenguan Holdings Group, Ltd. (b)	2,338,010	970,523
Sinofert Holdings, Ltd.	2,020,000	260,408
Sinopec Engineering Group Co., Ltd.	1,520,000	1,645,987
SPT Energy Group, Inc.	1,644,000	811,716
TCL Communication Technology Holdings, Ltd. (a)	846,000	992,465
Trina Solar, Ltd. ADR (a)(b)	72,000	968,400
WuXi PharmaTech Cayman, Inc. ADR (a)	85,724	3,159,787
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	104,491	454,536
YY, Inc. ADR (a)(b)	12,133	926,476

		41,173,118

CYPRUS — 0.1%
Global Ports Investments PLC, GDR	22,590	270,854

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	3,583	2,050,407

EGYPT — 1.7%
Arab Cotton Ginning	448,682	385,737
Citadel Capital Corp./Cairo (a)	587,436	386,147
Eastern Tobacco	45,146	1,101,525
Egyptian Financial Group-Hermes Holding (a)	470,722	833,017
Egyptian Kuwait Holding Co.	792,169	839,699
ElSwedy Electric Co.	175,010	846,484
Ezz Steel (a)	578,602	1,399,284
Juhayna Food Industries	547,151	1,013,032
Maridive & Oil Services SAE (a)	331,980	348,579
Orascom Telecom Media & Technology Holding SAE	4,399,667	789,325
Sidi Kerir Petrochemicals Co.	165,731	465,739
Six of October Development & Investment Co. (a)	201,748	745,611
Talaat Moustafa Group (a)	1,569,625	1,723,390

		10,877,569

HONG KONG — 8.5%
361 Degrees International, Ltd.	1,281,000	292,298
Ajisen China Holdings, Ltd.	855,000	771,556
Anton Oilfield Services Group (b)	1,444,000	917,736
Anxin-China Holdings, Ltd.	2,956,000	457,287
Asian Citrus Holdings, Ltd. (b)	926,833	197,146
Beijing Capital Land, Ltd.	1,576,400	579,182
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
Chaowei Power Holdings, Ltd. (b)	461,000	187,798
China Dongxiang Group Co. (b)	5,670,000	1,125,660
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,338,000	998,707
China Lilang, Ltd.	1,269,000	906,306
China Lumena New Materials Corp. (b)	4,447,298	716,654
China Medical System Holdings, Ltd. (b)	520,300	588,914
China Metal Recycling Holdings, Ltd. (a)(b)(c)	1,109,932	0
China Modern Dairy Holdings, Ltd. (a)(b)	1,858,000	797,615
China National Materials Co., Ltd. (b)	1,684,000	301,759
China Oil and Gas Group, Ltd. (b)	5,560,000	946,133
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	3,668,000	444,489
China Rare Earth Holdings, Ltd. (a)	1,698,000	225,465
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,276,000	519,460
China Shineway Pharmaceutical Group, Ltd.	469,000	818,644
China Singyes Solar Technologies Holdings, Ltd.	608,000	960,943
China South City Holdings, Ltd. (b)	2,088,000	952,878
China Travel International Investment Hong Kong, Ltd.	8,922,000	1,782,778
China Yurun Food Group, Ltd. (a)(b)	1,411,000	727,596
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	948,500	527,009
Citic Resources Holdings, Ltd. (a)	4,373,000	580,658
Comba Telecom Systems Holdings, Ltd. (a)(b)	919,984	240,757
Dah Chong Hong Holdings, Ltd. (b)	875,000	569,643
Digital China Holdings, Ltd. (b)	834,000	840,768
Fufeng Group, Ltd.	1,238,600	471,039
Glorious Property Holdings, Ltd. (a)(b)	2,891,000	395,055
GOME Electrical Appliances Holding, Ltd. (b)	11,413,000	1,927,412
Greatview Aseptic Packaging Co., Ltd.	1,283,048	681,465
Guangdong Land Holdings, Ltd. (b)	1,674,000	386,289
Hanergy Solar Group, Ltd. (a)(b)	13,608,000	2,140,216
Hengdeli Holdings, Ltd.	2,728,400	524,080
Honghua Group, Ltd. (b)	1,246,000	306,800

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,482,534	$547,261
Huabao International Holdings, Ltd. (b)	2,470,000	1,133,575
Ju Teng International Holdings, Ltd. (b)	1,108,000	784,180
Kaisa Group Holdings, Ltd. (a)(b)	3,502,000	1,259,574
Kingboard Laminates Holdings, Ltd. (b)	1,316,500	481,995
Kingdee International Software Group Co., Ltd. (a)	1,568,000	600,352
KWG Property Holding, Ltd.	1,518,000	833,652
Li Ning Co., Ltd. (a)(b)	842,000	568,783
Lijun International Pharmaceutical Holding, Ltd.	2,562,000	1,046,988
Magic Holdings International, Ltd.	862,000	698,974
Maoye International Holdings, Ltd.	2,066,000	308,953
Minth Group, Ltd.	846,000	1,723,181
NetDragon Websoft, Inc.	329,500	595,534
Newocean Energy Holdings, Ltd. (b)	1,436,000	1,110,732
NVC Lighting Holdings, Ltd.	2,908,000	817,249
Pacific Online, Ltd. (b)	1,177,100	729,897
Prince Frog International Holdings, Ltd. (b)	937,000	276,617
Real Nutriceutical Group, Ltd. (b)	1,302,000	292,054
Shougang Concord International Enterprises Co., Ltd. (a)(b)	12,016,000	580,891
Shougang Fushan Resources Group, Ltd. (b)	3,908,000	1,188,967
Sichuan Expressway Co., Ltd.	2,076,000	567,370
Sinotrans Shipping, Ltd.	2,733,000	813,870
Sinotrans, Ltd.	1,403,000	705,384
Sinotruk Hong Kong, Ltd.	693,500	374,597
Skyworth Digital Holdings, Ltd.	2,122,626	1,165,699
Springland International Holdings, Ltd.	1,714,000	760,103
Sunny Optical Technology Group Co., Ltd. (b)	681,000	662,823
TCL Multimedia Technology Holdings, Ltd. (b)	422,000	162,662
Tech Pro Technology Development, Ltd. (a)	2,060,000	1,033,047
The United Laboratories International Holdings, Ltd. (a)(b)	1,212,500	723,713
Tiangong International Co., Ltd.	2,160,000	520,713
Tianjin Port Development Holdings, Ltd.	5,134,000	827,312
Tianneng Power International, Ltd.	1,164,000	393,149
TPV Technology, Ltd. (b)	1,632,000	277,714
United Energy Group, Ltd. (a)(b)	5,368,000	830,419
VODone, Ltd. (a)(b)	2,892,999	313,279
Wasion Group Holdings, Ltd.	943,000	671,049
West China Cement, Ltd.	3,288,000	368,769
Yingde Gases	1,535,000	1,464,345
Yip’s Chemical Holdings, Ltd.	539,580	372,841
Yuexiu Transport Infrastructure, Ltd.	1,476,549	761,397

		55,157,859

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (b)	440,458	598,323

INDIA — 10.7%
Adani Power, Ltd. (a)	1,080,935	879,626
Aditya Birla Nuvo, Ltd.	61,244	1,119,102
Amtek Auto, Ltd.	423,815	1,129,038
Anant Raj, Ltd. (a)	558,551	532,621
Apollo Hospitals Enterprise, Ltd.	115,881	1,778,210
Arvind, Ltd.	215,779	628,486
Ashok Leyland, Ltd.	1,400,298	554,515
Aurobindo Pharma, Ltd.	232,542	1,991,632
Bajaj Holdings and Investment, Ltd.	62,193	1,067,192
Balrampur Chini Mills, Ltd.	505,331	472,565
Bata India, Ltd.	72,005	1,375,296
Bharat Forge, Ltd.	287,390	2,029,739
Bhushan Steel, Ltd.	147,243	1,116,234
Biocon, Ltd.	141,118	1,002,813
Britannia Industries, Ltd.	73,815	1,042,414
Coromandel International, Ltd.	182,880	686,537
Crompton Greaves, Ltd.	235,631	632,847
Dewan Housing Finance Corp., Ltd.	163,171	597,658
Dish TV India, Ltd. (a)	1,032,298	900,544
Divi’s Laboratories, Ltd.	52,620	1,203,460
Federal Bank, Ltd.	857,975	1,375,547
Fortis Healthcare, Ltd. (a)	278,535	455,655
Gateway Distriparks, Ltd.	268,140	744,179
GMR Infrastructure, Ltd.	1,150,049	420,756
Godrej Industries, Ltd.	223,989	1,183,657
Havells India, Ltd.	84,228	1,317,100
Hexaware Technologies, Ltd.	266,349	671,196
Hindustan Petroleum Corp., Ltd.	134,123	695,740
Housing Development & Infrastructure, Ltd. (a)	506,814	488,802
IDFC, Ltd.	1,290,948	2,642,528
IFCI, Ltd.	1,180,015	524,583
IIFL Holdings, Ltd.	487,464	637,872
India Cements, Ltd.	719,485	733,068
Indiabulls Housing Finance, Ltd.	377,605	1,501,948
Indiabulls Real Estate, Ltd.	557,934	509,145
Indian Hotels Co., Ltd.	802,468	976,842
Ipca Laboratories, Ltd.	80,317	1,136,185
Jain Irrigation Systems, Ltd.	312,720	342,710
Jaiprakash Associates, Ltd.	872,335	784,368
JSW Energy, Ltd.	742,644	736,769
JSW Steel, Ltd.	156,676	2,717,973
Jubilant Foodworks, Ltd. (a)	71,753	1,278,392
LIC Housing Finance, Ltd.	305,672	1,208,664
Mahindra & Mahindra Financial Services, Ltd.	387,819	1,636,408
MAX India, Ltd.	443,596	1,545,316
McLeod Russel India, Ltd.	150,063	768,626
Motherson Sumi Systems, Ltd.	485,948	2,079,351
Mphasis, Ltd.	111,334	753,132
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	527,226	312,509
Piramal Healthcare, Ltd.	78,993	725,483
PTC India, Ltd.	515,117	584,787
Punj Lloyd, Ltd. (a)	733,756	347,696

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Rajesh Exports, Ltd.	382,018	$564,815
Reliance Capital, Ltd.	109,569	634,600
Reliance Infrastructure, Ltd.	149,547	1,085,873
Rolta India, Ltd.	309,123	379,400
Shree Renuka Sugars, Ltd.	831,992	300,212
Shriram Transport Finance Co., Ltd.	164,151	2,109,521
Sintex Industries, Ltd.	593,728	432,453
Strides Arcolab, Ltd.	90,416	585,969
Suzlon Energy, Ltd. (a)	1,668,002	310,014
Tata Chemicals, Ltd.	242,759	1,167,406
Tata Global Beverages, Ltd.	597,224	1,500,498
Tata Motors, Ltd. Class A	602,446	2,041,694
Thermax, Ltd.	70,815	887,166
Unitech, Ltd. (a)	1,877,434	440,103
UPL, Ltd.	604,953	1,868,368
Videocon Industries, Ltd.	140,662	378,372
Voltas, Ltd.	561,856	1,513,711
Welspun Corp., Ltd.	376,824	433,784

		69,211,475

INDONESIA — 3.5%
AKR Corporindo Tbk PT	2,474,900	1,053,358
Alam Sutera Realty Tbk PT	23,653,900	1,238,915
Bakrieland Development Tbk PT (a)(d)	7,008,000	9,254
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,079,800	743,256
Bank Tabungan Negara Tbk PT	5,882,686	665,427
Bumi Resources Tbk PT (a)	16,543,800	391,750
Bumi Serpong Damai PT	7,338,800	1,056,245
BW Plantation Tbk PT	3,853,400	446,058
Ciputra Development Tbk PT	14,782,200	1,509,450
Citra Marga Nusaphala Persada Tbk PT (a)	759,000	226,163
Energi Mega Persada Tbk PT (a)	44,257,100	385,691
Gajah Tunggal Tbk PT	2,620,500	490,190
Garuda Indonesia Tbk PT (a)	12,612,000	551,775
Harum Energy Tbk PT	1,238,200	238,157
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	3,333,800	437,268
Intiland Development Tbk PT	7,645,000	304,858
Japfa Comfeed Indonesia Tbk PT	7,315,300	907,973
Kawasan Industri Jababeka Tbk PT	34,978,108	788,239
Matahari Putra Prima Tbk PT	3,514,600	830,696
Medco Energi Internasional Tbk PT	2,300,100	550,728
Mitra Adiperkasa Tbk PT	1,272,500	700,099
MNC Investama Tbk PT	16,607,000	501,426
MNC Sky Vision Tbk PT	2,064,900	433,520
Modernland Realty Tbk PT (a)	7,867,200	308,871
Pakuwon Jati Tbk PT	25,072,800	772,489
Pembangunan Perumahan Persero PT Tbk	5,979,000	963,166
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,061,700	790,172
PT International Nickel Indonesia Tbk	2,840,800	705,199
Ramayana Lestari Sentosa Tbk PT	2,091,600	255,926
Sentul City Tbk PT (a)	17,196,100	273,987
Summarecon Agung Tbk PT	15,266,800	1,431,263
Surya Semesta Internusa Tbk PT	4,323,700	363,480
Timah Tbk PT	3,546,900	608,843
Trada Maritime Tbk PT (a)	12,024,200	1,820,566

		22,754,458

JERSEY — 0.1%
WNS Holdings, Ltd. ADR (a)(b)	27,969	503,442

MALAYSIA — 5.8%
Aeon Co. M Bhd	293,100	1,290,699
Affin Holdings Bhd	446,200	528,799
Berjaya Corp. Bhd	4,686,000	760,551
Berjaya Sports Toto Bhd	1,346,953	1,637,545
Boustead Holdings Bhd	714,760	1,186,342
Bursa Malaysia Bhd	982,573	2,271,758
Carlsberg Brewery Malay Bhd	99,000	394,727
Dialog Group Bhd	2,730,720	3,002,078
DRB-Hicom Bhd	1,461,300	1,105,317
Eastern & Oriental Bhd	1,390,300	902,599
Gas Malaysia Bhd	338,600	385,727
HAP Seng Consolidated Bhd	1,488,100	1,371,668
IGB Corp. Bhd	3,178,367	2,637,689
KNM Group Bhd (a)	4,612,155	1,094,601
KPJ Healthcare Bhd	1,663,993	1,523,607
Magnum Bhd	1,682,900	1,540,919
Malaysia Building Society Bhd	2,326,300	1,553,004
Malaysian Bulk Carriers Bhd	812,400	510,005
Malaysian Resources Corp. Bhd	1,906,800	957,633
Media Prima Bhd	1,827,900	1,321,036
Oriental Holdings Bhd	302,300	665,606
OSK Holdings Bhd	1,258,000	643,350
Padini Holdings Bhd	598,300	349,947
Parkson Holdings Bhd	344,400	316,399
Pavilion Real Estate Investment Trust	825,200	331,040
POS Malaysia Bhd	802,600	1,172,379
Sunway Real Estate Investment Trust	4,867,200	2,027,068
TAN Chong Motor Holdings Bhd	927,700	1,571,025
Top Glove Corp. Bhd	920,500	1,395,338
UOA Development Bhd	1,840,000	1,222,722
Wah Seong Corp. Bhd	1,493,703	873,671
WCT Holdings Bhd	1,364,025	906,426

		37,451,275

MEXICO — 2.2%
Alsea SAB de CV	529,638	1,927,986
Axtel SAB de CV (a)(b)	2,156,152	736,962
Banregio Grupo Financiero SAB de CV (b)	280,632	1,627,176
Bolsa Mexicana de Valores SAB de CV	751,651	1,483,285
Concentradora Fibra Hotelera Mexicana SA de CV (b)	446,368	753,938
Consorcio ARA SAB de CV (a)	2,406,954	1,079,083
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Empresas ICA SAB de CV (a)(b)	937,394	1,559,600
Grupo Aeroportuario del Centro Norte Sab de CV	131,944	479,594
Grupo Simec SAB de CV, Series B (a)	223,747	860,608
Mexico Real Estate Management SA de CV (a)	812,688	1,524,637
TF Administradora Industrial S de RL de CV	481,813	963,718
TV Azteca SAB de CV	1,848,578	1,129,087

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	$0

		14,125,674

PERU — 0.3%
Ferreyros SA	1,946,351	1,046,463
Luz del Sur SAA	236,854	759,012

		1,805,475

PHILIPPINES — 2.1%
Belle Corp. (a)	3,617,600	450,940
Cebu Air, Inc.	653,730	698,993
Cosco Capital, Inc. (a)	1,901,800	402,879
First Gen Corp.	1,253,000	524,167
First Philippine Holdings Corp.	415,470	671,682
GMA Holdings, Inc.	3,641,200	631,699
Manila Water Co., Inc.	1,370,700	730,510
Megaworld Corp.	35,678,000	3,333,500
Philippine National Bank (a)	567,812	1,038,256
Rizal Commercial Banking Corp.	509,820	534,319
Robinsons Land Corp.	2,158,800	1,054,247
Security Bank Corp.	491,714	1,162,263
Semirara Mining Corp.	190,180	1,738,740
SM Prime Holdings, Inc.	1	1
Union Bank of Philippines	160,800	436,019

		13,408,215

POLAND — 2.5%
Agora SA (a)	145,799	540,461
Alior Bank SA (a)	43,662	1,267,345
AmRest Holdings SE (a)	17,039	508,113
Asseco Poland SA	134,497	2,089,970
Boryszew SA (a)(d)	2,225,591	346,206
Ciech SA (a)	68,323	739,446
Echo Investment SA (a)	380,030	753,419
Emperia Holding SA	35,833	735,304
Getin Noble Bank SA (a)	1,302,017	1,374,672
Globe Trade Centre SA (a)	366,574	874,760
Grupa Lotos SA (a)	97,648	1,227,791
Lubelski Wegiel Bogdanka SA	55,038	2,286,115
Netia SA (a)	787,914	1,329,967
Orbis SA	44,394	642,092
TVN SA	277,235	1,521,333

		16,236,994

RUSSIA — 0.9%
Aeroflot — Russian Airlines OJSC	539,850	849,604
CTC Media, Inc.	88,926	819,008
DIXY Group OJSC (a)	24,916	193,863
Mechel OAO, ADR (a)(b)	161,004	333,278
Novorossiysk Commercial Sea Trade Port PJSC GDR	55,652	261,564
PIK Group GDR (a)	340,407	765,916
Vsmpo-Avisma Corp.	12,065	2,343,237

		5,566,470

SINGAPORE — 0.4%
Asian Pay Television Trust	1,053,000	619,633
Bumitama Agri, Ltd. (b)	433,000	358,093
Nam Cheong, Ltd. (b)	3,294,000	877,492
Yanlord Land Group, Ltd. (b)	1,145,000	974,236

		2,829,454

SOUTH AFRICA — 8.9%
Acucap Properties, Ltd.	177,786	676,127
Adcock Ingram Holdings, Ltd. (b)	302,411	1,696,370
AECI, Ltd.	119,074	1,437,777
African Bank Investments, Ltd. (b)	1,300,294	1,328,988
Aquarius Platinum, Ltd. (a)	643,282	380,719
Aveng, Ltd. (a)	513,106	1,105,447
AVI, Ltd. (b)	128,564	690,986
Brait SE (a)	252,625	1,278,029
Capital Property Fund	656,123	653,759
Clicks Group, Ltd. (b)	439,724	2,740,462
DataTec, Ltd.	454,716	2,109,750
Emira Property Fund	431,274	574,873
Famous Brands, Ltd.	50,669	478,176
Fountainhead Property Trust	931,267	665,829
Grindrod, Ltd. (b)	845,896	2,050,823
Harmony Gold Mining Co., Ltd. (a)(b)	343,462	1,067,818
Hosken Consolidated Investments, Ltd.	157,644	2,240,730
Hyprop Investments, Ltd.	74,163	541,174
Illovo Sugar, Ltd.	198,713	529,188
Investec, Ltd.	294,786	2,377,817
JD Group, Ltd. (b)	402,060	1,035,932
JSE, Ltd. (b)	315,868	2,861,699
Lewis Group, Ltd. (b)	252,772	1,393,888
Merafe Resources, Ltd. (a)	5,112,955	520,148
Mondi, Ltd.	172,678	3,035,767
Mpact, Ltd.	279,841	722,890
Murray & Roberts Holdings, Ltd. (a)	464,515	1,085,999
Northam Platinum, Ltd. (a)	591,901	2,190,809
Omnia Holdings, Ltd.	47,836	959,867
Pick’ n Pay Holdings, Ltd.	241,771	516,509
PPC, Ltd.	698,683	1,942,355
PSG Group, Ltd.	31,219	275,447
Resilient Property Income Fund, Ltd.	213,512	1,153,845
Reunert, Ltd.	319,929	1,961,934
SA Corporate Real Estate Fund	5,345,166	2,032,788
Sappi, Ltd. (a)	536,867	1,888,597
Sibanye Gold, Ltd.	716,674	1,552,195
Sun International, Ltd.	148,402	1,332,075
Super Group, Ltd. (a)	471,092	1,287,700
Telkom SA, Ltd. (a)	354,503	1,134,164
The Spar Group, Ltd.	92,194	1,065,176
Tongaat Hulett, Ltd.	122,734	1,326,539
Wilson Bayly Holmes-Ovcon, Ltd.	113,954	1,492,965

		57,394,130

TAIWAN — 30.2%
A-DATA Technology Co., Ltd. (b)	378,000	958,266
Ability Enterprise Co., Ltd.	596,000	380,665
Accton Technology Corp.	1,417,341	791,226
Adlink Technology, Inc. (b)	402,572	782,604
Advanced Ceramic X Corp.	143,642	726,406
Advanced International Multitech Co., Ltd.	381,000	385,348
AGV Products Corp. (a)	1,846,926	606,494
Alpha Networks, Inc.	860,348	733,143

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Altek Corp.	573,309	$641,978
AmTRAN Technology Co., Ltd.	980,717	626,384
Anpec Electronics Corp. (b)	430,000	399,606
Apex Biotechnology Corp.	6,915	15,509
Arcadyan Technology Corp.	267,532	472,645
Asia Optical Co., Inc. (a)(b)	393,540	416,123
Asia Polymer (b)	595,588	451,788
Asrock, Inc.	143,000	572,892
Aten International Co., Ltd.	242,000	791,502
Bank of Kaohsiung	1,218,344	384,077
Basso Industry Corp.	574,000	718,148
BES Engineering Corp.	2,836,356	795,418
Capital Securities Corp.	2,696,730	991,819
Career Technology Co., Ltd. (b)	425,726	471,126
Cathay No. 1 REIT	1,219,000	719,731
Cathay Real Estate Development Co., Ltd.	2,028,904	1,242,560
Chang Wah Electromaterials, Inc.	143,577	394,156
Charoen Pokphand Enterprise	851,798	573,413
Cheng Loong Corp.	1,801,128	825,080
Cheng Uei Precision Industry Co., Ltd.	522,915	1,107,562
Chicony Electronics Co., Ltd.	652,950	1,693,886
Chien Kuo Construction Co., Ltd.	1,107,501	512,791
Chin-Poon Industrial Co.	707,000	1,286,193
China Bills Finance Corp.	2,216,394	858,828
China Chemical & Pharmaceutical Co., Ltd.	717,000	555,659
China Manmade Fibers Corp. (a)(b)	2,167,904	829,360
China Motor Corp.	957,000	854,787
China Petrochemical Development Corp. (b)	1,790,575	740,867
China Steel Chemical Corp.	273,000	1,559,872
China Synthetic Rubber Corp.	717,452	669,096
Chipbond Technology Corp. (b)	697,000	1,231,380
Chong Hong Construction Co., Ltd. (b)	286,622	869,678
Chroma ATE, Inc. (b)	458,680	1,093,512
Chung Hung Steel Corp. (a)	910,239	241,216
Clevo Co.	839,265	1,659,100
CMC Magnetics Corp. (a)	2,206,719	347,104
Coretronic Corp.	581,420	694,974
CTCI Corp.	820,000	1,229,226
CyberTAN Technology, Inc. (b)	649,210	688,596
D-Link Corp.	1,266,904	900,697
Dynapack International Technology Corp.	97,000	256,097
E Ink Holdings, Inc. (a)(b)	860,000	498,448
Elan Microelectronics Corp.	670,899	1,291,017
Elite Material Co., Ltd.	573,782	521,920
Elite Semiconductor Memory Technology, Inc. (a)(b)	573,674	945,684
ENG Electric Co., Ltd.	287,086	245,111
Entie Commercial Bank	500,000	222,478
Entire Technology Co., Ltd. (a)	219,942	242,675
Episil Technologies, Inc. (a)	1,090,000	499,319
Epistar Corp. (a)(b)	940,000	2,256,432
Eternal Chemical Co., Ltd.	971,990	1,015,000
Eva Airways Corp. (a)(b)	1,380,000	693,342
Evergreen Marine Corp., Ltd. (a)(b)	1,425,000	832,937
Everlight Chemical Industrial Corp.	594,964	534,349
Everlight Electronics Co., Ltd.	665,503	1,687,114
Excelsior Medical Co., Ltd.	227,660	451,545
Far Eastern Department Stores, Ltd.	983,520	867,171
Far Eastern International Bank (b)	3,238,562	1,148,558
Faraday Technology Corp.	716,976	1,038,294
Farglory Land Development Co., Ltd.	238,464	406,413
Feng Hsin Iron & Steel Co., Ltd.	573,270	963,843
Feng TAY Enterprise Co., Ltd.	553,816	1,622,211
FLEXium Interconnect, Inc. (b)	286,875	853,489
Forhouse Corp.	848,576	353,893
Formosa Epitaxy, Inc. (a)(b)	687,000	429,763
Formosa Taffeta Co., Ltd.	1,251,000	1,396,733
Formosan Rubber Group, Inc.	835,124	817,230
Formosan Union Chemical	1,374,200	667,865
FSP Technology, Inc.	516,184	533,092
G Tech Optoelectronics Corp. (b)	143,000	182,433
Gemtek Technology Corp. (b)	532,234	529,569
GeoVision, Inc. (b)	143,474	961,126
Gigabyte Technology Co., Ltd.	430,000	634,004
Gigastorage Corp. (a)(b)	574,114	701,323
Gintech Energy Corp. (a)(b)	429,806	406,483
Global Unichip Corp. (a)(b)	143,669	417,998
Gloria Material Technology Corp.	573,913	451,366
Goldsun Development & Construction Co., Ltd.	2,247,041	870,703
Grand Pacific Petrochemical	1,376,000	835,925
Grape King, Inc.	257,000	1,109,778
Great Wall Enterprise Co.	874,129	864,011
HannStar Display Corp. (a)(b)	2,524,237	949,101
Hey Song Corp.	573,770	620,827
Highwealth Construction Corp.	676,400	1,594,796
Himax Technologies, Inc. ADR (b)	108,593	1,250,991
Hiwin Technologies Corp.	139,730	1,353,595
Ho Tung Chemical Corp. (b)	2,024,031	940,482
Hong TAI Electric Industrial	1,110,000	369,970
Huaku Development Co., Ltd.	379,260	929,080
Huang Hsiang Construction Co.	393,484	670,612
I-Sheng Electric Wire & Cable Co., Ltd.	505,000	782,727
Ibase Technology, Inc.	431,910	953,102
ITE Technology, Inc.	286,887	310,415
J Touch Corp. (a)(b)	250,121	190,142
Jess-Link Products Co., Ltd.	422,974	443,774
Jih Sun Financial Holdings Co., Ltd.	1,972,888	544,200
KEE TAI Properties Co., Ltd.	1,242,076	872,849
Kenda Rubber Industrial Co., Ltd.	672,016	1,602,113
Kerry TJ Logistics Co., Ltd.	661,000	899,711
King Yuan Electronics Co., Ltd.	1,808,656	1,499,665
King’s Town Bank	1,669,000	1,548,288
Kinpo Electronics	2,554,371	989,790
Kinsus Interconnect Technology Corp.	357,030	1,324,830
Kuoyang Construction Co., Ltd.	1,088,527	598,730
KYE Systems Corp.	670,000	332,222
LCY Chemical Corp.	846,862	987,229
Lien Hwa Industrial Corp.	1,011,651	647,802
Lingsen Precision Industries, Ltd.	1,242,694	852,879
Long Bon International Co., Ltd.	447,000	273,022
Longwell Co.	565,000	768,114
Lumax International Corp., Ltd.	286,358	722,184

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Lung Yen Life Service Corp. (b)	264,000	$717,813
Macronix International Co., Ltd. (a)	4,197,170	869,687
Makalot Industrial Co., Ltd. (b)	256,000	1,420,704
Masterlink Securities Corp.	1,820,472	606,774
Mercuries & Associates, Ltd.	573,835	373,103
Merida Industry Co., Ltd.	268,950	1,784,021
Micro-Star International Co., Ltd.	1,147,000	1,133,723
Microbio Co., Ltd. (a)(b)	663,723	681,105
Mirle Automation Corp.	809,195	850,316
Mitac Holdings Corp. (a)	874,999	813,151
Motech Industries, Inc. (a)	403,885	710,885
Nan Kang Rubber Tire Co., Ltd. (a)	972,204	1,181,235
Nantex Industry Co., Ltd.	743,348	458,910
Neo Solar Power Corp. (a)(b)	573,436	682,606
Newmax Technology Co., Ltd. (a)(b)	120,499	300,728
Nien Hsing Textile Co., Ltd.	429,938	436,962
Oriental Union Chemical Corp.	1,017,500	995,698
Pan-International Industrial Co., Ltd.	573,771	421,108
PC Home Online	108,845	814,930
Phison Electronics Corp.	143,837	925,771
Phytohealth Corp. (a)(b)	396,511	537,752
PixArt Imaging, Inc.	143,060	318,042
Portwell, Inc.	402,000	435,629
Powertech Technology, Inc. (b)	717,000	1,084,241
President Securities Corp.	1,577,850	886,011
Prime Electronics Satellitics, Inc.	429,803	319,679
Prince Housing Development Corp. (b)	2,167,375	1,053,350
Promate Electronic Co., Ltd.	707,000	833,472
Qisda Corp. (a)	2,493,641	827,051
Radiant Opto-Electronics Corp. (b)	513,331	2,073,384
Radium Life Tech Co., Ltd. (b)	1,099,007	947,342
Realtek Semiconductor Corp.	695,053	2,095,259
RichTek Technology Corp. (b)	143,477	855,138
Ritek Corp. (a)(b)	3,813,596	608,622
Ruentex Industries, Ltd.	832,939	1,991,231
Sampo Corp.	2,335,527	970,180
Sanyang Industry Co., Ltd.	956,945	1,586,921
ScinoPharm Taiwan, Ltd.	286,844	766,738
Senao International Co., Ltd.	216,911	597,614
Sercomm Corp. (b)	392,000	899,788
Shih Wei Navigation Co., Ltd.	314,654	212,852
Shin Zu Shing Co., Ltd.	85,000	205,993
Shinkong Insurance Co., Ltd. (b)	670,841	523,191
Shinkong Synthetic Fibers Corp.	2,708,796	907,305
Sigurd Microelectronics Corp.	957,694	930,884
Silicon Integrated Systems Corp. (a)(b)	1,067,000	320,950
Silicon Motion Technology Corp. ADR	44,338	743,992
Simplo Technology Co., Ltd.	353,129	1,681,429
Sinbon Electronics Co., Ltd.	684,000	1,037,708
Sinmag Bakery Machine Corp.	143,316	837,706
Sino-American Silicon Products, Inc. (a)	548,058	959,248
Sinon Corp.	1,433,662	795,629
Sinphar Pharmaceutical Co., Ltd. (b)	430,136	706,241
Sintek Photronic Corp. (a)	993,000	302,278
Sinyi Realty Co.	642,477	1,192,019
Soft-World International Corp.	143,848	479,454
Solar Applied Materials Technology Corp.	444,090	392,284
Solartech Energy Corp. (a)	451,207	343,008
St. Shine Optical Co., Ltd.	73,000	1,627,682
Standard Foods Corp. (b)	557,192	1,518,658
Systex Corp. (a)	388,000	908,444
TA Chen Stainless Pipe (a)	452,200	216,058
Ta Chong Bank Co., Ltd. (a)	2,969,496	989,751
Taichung Commercial Bank	2,869,760	970,644
Taiflex Scientific Co., Ltd.	422,725	800,960
Tainan Enterprises Co., Ltd.	412,000	457,966
Tainan Spinning Co., Ltd.	1,940,573	1,465,665
Taisun Enterprise Co., Ltd. (a)(b)	985,549	478,980
Taiwan Acceptance Corp. (b)	414,000	1,087,595
Taiwan Business Bank (a)	5,148,316	1,519,854
Taiwan Cogeneration Corp.	860,469	535,453
Taiwan Fire & Marine Insurance Co.	717,004	567,434
Taiwan Hon Chuan Enterprise Co., Ltd.	426,027	923,332
Taiwan Land Development Corp. (a)	2,022,831	757,254
Taiwan Life Insurance Co., Ltd. (a)	571,025	465,033
Taiwan Secom Co., Ltd.	430,726	1,104,661
Taiwan Surface Mounting Technology Co., Ltd.	443,122	656,989
Taiyen Biotech Co., Ltd.	663,979	610,505
Tatung Co., Ltd. (a)	3,490,691	1,087,814
Teco Electric & Machinery Co., Ltd.	2,519,838	2,809,244
Test-Rite International Co.	573,896	416,488
Thye Ming Industrial Co., Ltd.	573,218	663,523
Ton Yi Industrial Corp. (b)	430,000	488,564
Tong Hsing Electronic Industries, Ltd.	211,327	1,092,981
Tong Yang Industry Co., Ltd.	763,872	1,113,732
Topco Scientific Co., Ltd.	421,393	821,960
Transcend Information, Inc.	381,484	1,240,191
Tripod Technology Corp.	698,353	1,373,659
TSRC Corp.	807,170	1,206,017
TTY Biopharm Co., Ltd. (b)	286,885	931,711
Tung Ho Steel Enterprise Corp.	1,078,258	915,293
Tung Thih Electronic Co., Ltd.	143,893	505,592
TXC Corp. (b)	574,120	767,316
U-Ming Marine Transport Corp.	541,000	914,917
Unimicron Technology Corp.	1,167,000	938,888
Unity Opto Technology Co., Ltd. (a)(b)	588,307	709,001
Unizyx Holding Corp. (a)	716,694	429,510
UPC Technology Corp.	943,914	421,549
USI Corp.	1,290,318	834,718
Ve Wong Corp.	573,604	448,297
Via Technologies, Inc. (a)(b)	506,031	404,625
Visual Photonics Epitaxy Co., Ltd.	511,162	490,977
Wafer Works Corp. (a)(b)	436,983	238,922
Wah Hong Industrial Corp.	228,083	235,929
Walsin Lihwa Corp. (a)	3,703,000	1,178,296
Wan Hai Lines, Ltd.	1,736,320	838,155
Waterland Financial Holdings Co., Ltd.	2,976,497	919,755
Wei Chuan Food Corp.	649,899	979,570
Weikeng Industrial Co., Ltd.	716,628	584,786
Winbond Electronics Corp. (a)	4,194,730	1,096,463
Wintek Corp. (a)(b)	1,903,859	625,190

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Wistron NeWeb Corp.	286,697	$645,839
WUS Printed Circuit Co., Ltd. (b)	1,004,000	506,080
Yageo Corp.	1,383,700	633,860
Yang Ming Marine Transport Corp. (a)(b)	1,909,788	802,735
Yieh Phui Enterprise Co., Ltd. (a)	2,070,487	641,832
Young Fast Optoelectronics Co., Ltd. (b)	202,959	202,942
Young Optics, Inc.	143,242	299,631
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,464,941	1,117,024
Yungtay Engineering Co., Ltd. (b)	558,000	1,601,484
Zenitron Corp.	717,348	431,080
Zinwell Corp. (b)	582,674	683,079

		194,963,457

THAILAND — 4.6%
Bangkok Expressway PCL, NVDR	872,300	887,358
Bangkokland PCL, NVDR	19,129,300	908,111
Berli Jucker PCL, NVDR	548,800	828,952
Bumrungrad Hospital PCL	371,100	1,101,060
Central Plaza Hotel PCL, NVDR	588,800	549,051
Delta Electronics Thai PCL, NVDR	473,300	860,811
Dynasty Ceramic PCL, NVDR	275,700	446,185
Esso Thailand PCL, NVDR	1,270,700	238,942
Hana Microelectronics PCL	2,027,784	1,906,517
Hemaraj Land and Development PCL, NVDR	8,105,300	779,548
IRPC PCL, NVDR	7,748,300	821,645
Jasmine International PCL, NVDR	7,375,000	1,796,008
Kiatnakin Bank PCL, NVDR	645,100	845,153
LPN Development PCL, ADR, NVDR	1,144,800	564,636
MBK PCL, NVDR	78,400	348,015
MK Restaurants Group PCL, NVDR (a)	891,800	1,477,628
Precious Shipping PCL	517,400	450,572
Pruksa Real Estate PCL	600,700	375,900
Pruksa Real Estate PCL, NVDR	857,700	536,723
Robinson Department Store PCL, NVDR	466,400	758,403
Siam Global House PCL, NVDR	1,020,825	453,141
Sino Thai Engineering & Construction PCL, NVDR	1,086,300	539,132
Sri Trang Agro-Industry PCL, NVDR	635,600	299,774
Supalai PCL, NVDR	638,400	350,293
Thai Airways International PCL, NVDR (a)	1,124,400	485,253
Thai Stanley Electric PCL, NVDR	72,900	456,187
Thai Tap Water Supply PCL	2,166,600	647,843
Thai Union Frozen Products PCL, NVDR	667,200	1,413,995
Thai Vegetable Oil PCL, NVDR	593,000	414,954
Thaicom PCL, NVDR	884,700	1,124,965
Thanachart Capital PCL	2,437,564	2,705,065
Thoresen Thai Agencies PCL (a)	3,739,982	2,444,131
Tisco Financial Group PCL	407,903	512,394
VGI Global Media PCL, NVDR	2,519,656	885,452
WHA Corp. PCL, NVDR	457,200	440,428

		29,654,225

TURKEY — 2.1%
Akfen Holding AS	127,370	237,568
Albaraka Turk Katilim Bankasi (a)	2,150,967	1,538,416
Asya Katilim Bankasi AS (a)(b)	1,081,378	712,763
Aygaz AS	159,875	628,529
Dogan Sirketler Grubu Holdings AS (a)(b)	1,308,791	409,915
Dogan Yayin Holding AS (a)	1,242,840	290,492
GSD Holding (a)	638,996	280,785
Ihlas Holding (a)	3	1
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	1,767,679	1,065,962
NET Holding AS	367,005	398,023
Pegasus Hava Tasimaciligi AS (a)	53,873	720,254
Petkim Petrokimya Holding AS (a)(b)	1,451,656	1,750,782
Sekerbank TAS (a)	1,192,784	1,070,561
Sinpas Gayrimenkul Yatirim Ortakligi AS	3	1
TAV Havalimanlari Holding AS	220,769	1,775,069
Tekfen Holding AS (b)	193,492	441,399
Torunlar Gayrimenkul Yatirim Ortakligi AS	263,233	343,315
Turkiye Sinai Kalkinma Bankasi AS	986,117	843,584
Ulker Biskuvi Sanayi AS (b)	183,071	1,287,967

		13,795,386

UNITED ARAB EMIRATES — 0.0% (e)
Exillon Energy PLC (a)	102,778	214,183

TOTAL COMMON STOCKS —
(Cost $700,460,208)		641,712,573

RIGHTS — 0.0% (e)
EGYPT — 0.0% (e)
Egyptian Kuwait Holding Co. (expiring 4/28/14) (a) (Cost $0)	128,707	33,464

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
KPJ Healthcare Bhd (expiring 01/23/19) (a)	147,786	28,059

THAILAND — 0.0% (e)
Thoresen Thai Agencies PCL (expiring 02/28/17) (a)	299,052	58,538

TOTAL WARRANTS —
(Cost $0)		86,597

SHORT TERM INVESTMENTS — 6.0%
UNITED STATES — 6.0%
MONEY MARKET FUNDS — 6.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	36,705,169	36,705,169

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.08% (g)(h)	1,918,115	$1,918,115

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,623,284)		38,623,284

TOTAL INVESTMENTS — 105.4%
(Cost $739,083,492)		680,455,918
OTHER ASSETS & LIABILITIES — (5.4)%		(34,576,015)

NET ASSETS — 100.0%		$645,879,903

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (Note 2).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Abacus Property Group	362,878	$790,384
Astro Japan Property Group	96,351	334,886
BWP Trust	641,976	1,386,386
CFS Retail Property Trust Group	3,090,952	5,414,566
Charter Hall Retail REIT	375,830	1,247,050
Dexus Property Group	7,026,827	6,903,585
Goodman Group	1,921,599	8,424,293
GPT Group	1,959,006	6,645,481
Investa Office Fund	766,760	2,302,576
Westfield Group	2,429,420	23,080,011
Westfield Retail Trust	3,758,981	10,382,357

		66,911,575

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd. (a)	217,775	1,229,107
CA Immobilien Anlagen AG (a)(b)	89,559	1,618,846
IMMOFINANZ AG (a)(b)	1,332,202	6,244,599

		9,092,552

BELGIUM — 0.4%
Befimmo SA (b)	22,707	1,610,487
Cofinimmo	19,872	2,368,838

		3,979,325

BRAZIL — 0.4%
BR Malls Participacoes SA	568,826	4,935,791

CANADA — 4.4%
Artis REIT	79,177	1,128,384
Boardwalk REIT	31,730	1,743,245
Brookfield Asset Management, Inc. (Class A) (b)	711,105	29,011,151
Calloway REIT	82,320	1,921,235
Canadian Apartment Properties REIT	68,323	1,319,725
Canadian REIT	41,623	1,699,614
Chartwell Retirement Residences	104,544	986,005
Crombie Real Estate Investment Trust (c)	31,884	371,229
Crombie Real Estate Investment Trust (c)	12,654	152,823
First Capital Realty, Inc. (b)	119,164	1,894,748
H&R REIT	166,551	3,449,473
RioCan REIT	185,354	4,472,006

		48,149,638

CHINA — 1.2%
Hongkong Land Holdings, Ltd.	1,478,000	9,562,660
Kerry Properties, Ltd.	922,135	3,067,027

		12,629,687

FRANCE — 4.4%
Fonciere Des Regions	55,265	5,121,601
Gecina SA	33,032	4,393,292
Klepierre	122,967	5,504,685
Mercialys SA	69,160	1,448,860
Unibail-Rodamco SE	121,495	31,564,406

		48,032,844

HONG KONG — 3.4%
Champion REIT (b)	3,281,462	1,497,525
Hang Lung Group, Ltd.	1,064,996	5,361,328
Hang Lung Properties, Ltd.	2,861,018	8,224,867
Hysan Development Co., Ltd.	880,731	3,831,956
Prosperity REIT	1,520,000	438,930
The Link REIT	2,887,682	14,201,928
Wheelock & Co., Ltd.	1,021,016	3,988,215

		37,544,749

ITALY — 0.1%
Beni Stabili SpA (b)	1,006,381	866,903

JAPAN — 9.6%
Activia Properties, Inc.	284	2,286,119
Aeon Mall Co., Ltd.	143,100	3,662,782
Daibiru Corp.	72,200	771,180
Daiwa Office Investment Corp. (b)	298	1,442,472
Frontier Real Estate Investment Corp.	572	3,049,260
Fukuoka REIT Corp. (b)	748	1,204,964
Global One Real Estate Investment Co., Ltd.	220	647,279
Hankyu REIT, Inc.	109	552,488
Heiwa Real Estate Co., Ltd.	45,000	720,105
Hulic Co., Ltd. (b)	477,600	6,557,522
Japan Excellent, Inc. (b)	1,506	1,924,451
Japan Prime Realty Investment Corp.	946	3,068,058
Japan Real Estate Investment Corp.	1,492	7,504,549
Japan Retail Fund Investment Corp.	2,749	5,424,060
Kenedix Office Investment Corp.	367	1,824,576
Mitsui Fudosan Co., Ltd.	1,100,000	33,634,995
Mori Hills REIT Investment Corp. (b)	1,478	1,957,559
Mori Trust Sogo REIT, Inc. (b)	1,220	1,842,113
Nippon Building Fund, Inc.	1,738	9,096,296
Nomura Real Estate Office Fund, Inc.	476	2,082,226
NTT Urban Development Corp.	133,300	1,258,121
Orix JREIT, Inc.	2,267	2,835,263
Premier Investment Corp.	242	941,118
Tokyu Fudosan Holdings Corp.	650,600	4,864,417
Tokyu REIT, Inc. (b)	1,155	1,400,782
Top REIT, Inc.	202	918,940
United Urban Investment Corp.	2,984	4,392,624

		105,864,319

NETHERLANDS — 1.0%
Corio NV	123,750	5,657,422
Eurocommercial Properties NV	45,743	2,010,829
VastNed Retail NV	24,484	1,206,217
Wereldhave NV	27,048	2,303,463

		11,177,931

NEW ZEALAND — 0.4%
Argosy Property, Ltd.	956,731	755,485
Goodman Property Trust	1,247,290	1,039,042
Kiwi Income Property Trust	1,193,699	1,154,953
Precinct Properties	1,076,102	933,787

		3,883,267

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 0.7%
Ayala Land, Inc.	7,128,700	$4,752,997
SM Prime Holdings, Inc.	9,051,900	2,946,989

		7,699,986

SINGAPORE — 3.5%
Ascendas REIT	2,555,969	4,593,448
Cambridge Industrial Trust	1,429,326	818,349
CapitaCommercial Trust (b)	2,805,682	3,313,139
CapitaLand, Ltd.	3,151,500	7,242,523
CapitaMall Trust	3,251,860	4,887,293
Frasers Commercial Trust	635,748	634,459
Global Logistic Properties, Ltd.	3,820,000	8,049,779
Guocoland, Ltd. (b)	433,999	755,801
Mapletree Logistics Trust	1,871,022	1,554,784
Singapore Land, Ltd. (b)	103,000	772,367
Starhill Global REIT	1,714,524	1,077,074
Suntec REIT	2,833,274	3,739,998
United Industrial Corp., Ltd.	322,000	806,568

		38,245,582

SOUTH AFRICA — 0.7%
Capital Property Fund	1,989,403	1,982,234
Fountainhead Property Trust	1,436,014	1,026,709
Growthpoint Properties, Ltd.	1,757,477	4,077,091
SA Corporate Real Estate Fund	1,755,786	667,733
Sycom Property Fund	188,278	411,717

		8,165,484

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (a)(e)(f)	178	0

SWEDEN — 1.1%
Castellum AB	215,451	3,575,592
Fabege AB (b)	176,199	2,293,681
Great Portland Estates PLC	432,065	4,545,201
Kungsleden AB	175,568	1,448,726

		11,863,200

SWITZERLAND — 1.0%
PSP Swiss Property AG (a)	48,432	4,556,177
Swiss Prime Site AG (a)	75,966	6,462,722

		11,018,899

THAILAND — 0.2%
Central Pattana PCL NVDR	1,668,037	2,416,700

UNITED KINGDOM — 6.0%
Big Yellow Group PLC	155,468	1,416,465
British Land Co. PLC	1,246,675	13,592,699
Capital & Counties Properties PLC	832,172	4,855,745
Derwent London PLC	107,638	4,863,060
Grainger PLC	521,856	2,096,730
Hammerson PLC	894,547	8,262,047
Intu Properties PLC	865,957	4,071,178
Land Securities Group PLC	974,836	16,593,271
Segro PLC	933,095	5,164,623
Shaftesbury PLC	347,188	3,808,600
Workspace Group PLC	135,587	1,339,310

		66,063,728

UNITED STATES — 54.2%
Acadia Realty Trust	68,737	1,813,282
Alexandria Real Estate Equities, Inc.	89,949	6,526,699
American Campus Communities, Inc.	131,842	4,924,299
American Homes 4 Rent (Class A)	57,143	954,859
Apartment Investment & Management Co. (Class A)	183,658	5,550,145
Ashford Hospitality Prime, Inc.	26,314	397,868
Ashford Hospitality Trust, Inc. (b)	86,780	978,011
Associated Estates Realty Corp.	71,155	1,205,366
AvalonBay Communities, Inc.	151,982	19,958,276
BioMed Realty Trust, Inc.	240,824	4,934,484
Boston Properties, Inc.	191,170	21,894,700
Brandywine Realty Trust (b)	196,496	2,841,332
BRE Properties, Inc.	97,086	6,095,059
Camden Property Trust	106,969	7,203,292
CBL & Associates Properties, Inc. (b)	214,346	3,804,641
Cedar Realty Trust, Inc. (b)	88,703	541,975
Columbia Property Trust, Inc.	155,724	4,243,479
CommonWealth REIT (b)	139,816	3,677,161
Corporate Office Properties Trust	110,315	2,938,792
Cousins Properties, Inc.	230,569	2,644,626
CubeSmart (b)	162,179	2,782,992
DCT Industrial Trust, Inc.	395,425	3,115,949
DDR Corp. (b)	364,731	6,010,767
DiamondRock Hospitality Co.	244,597	2,874,015
Digital Realty Trust, Inc. (b)	161,225	8,557,823
Douglas Emmett, Inc.	163,142	4,427,674
Duke Realty Corp.	408,523	6,895,868
DuPont Fabros Technology, Inc. (b)	80,980	1,949,189
EastGroup Properties, Inc. (b)	38,376	2,414,234
Education Realty Trust, Inc.	142,507	1,406,544
Equity Lifestyle Properties, Inc.	99,243	4,034,228
Equity One, Inc. (b)	79,705	1,780,610
Equity Residential	419,560	24,330,284
Essex Property Trust, Inc. (b)	48,245	8,204,062
Extra Space Storage, Inc.	138,106	6,699,522
Federal Realty Investment Trust (b)	83,471	9,575,793
FelCor Lodging Trust, Inc. (b)	136,027	1,229,684
First Industrial Realty Trust, Inc.	125,847	2,431,364
First Potomac Realty Trust (b)	73,787	953,328
Forest City Enterprises, Inc. (Class A) (a)(b)	198,232	3,786,231
Franklin Street Properties Corp.	108,282	1,364,353
General Growth Properties, Inc.	651,461	14,332,142
Glimcher Realty Trust	181,774	1,823,193
HCP, Inc.	571,254	22,158,943
Health Care REIT, Inc.	363,969	21,692,552
Healthcare Realty Trust, Inc.	119,925	2,896,189
Hersha Hospitality Trust	246,274	1,435,777
Highwoods Properties, Inc. (b)	112,895	4,336,297
Home Properties, Inc. (b)	71,264	4,284,392
Hospitality Properties Trust	186,271	5,349,703
Host Hotels & Resorts, Inc.	945,553	19,137,993
Inland Real Estate Corp. (b)	103,561	1,092,569
Kilroy Realty Corp.	103,037	6,035,907
Kimco Realty Corp.	512,070	11,204,092
Kite Realty Group Trust	165,295	991,770
LaSalle Hotel Properties	129,928	4,068,046
Liberty Property Trust	183,987	6,800,159

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

LTC Properties, Inc.	44,048	$1,657,526
Mack-Cali Realty Corp.	110,345	2,294,073
Mid-America Apartment Communities, Inc.	93,789	6,402,975
Parkway Properties, Inc.	86,715	1,582,549
Pebblebrook Hotel Trust (b)	79,605	2,688,261
Pennsylvania Real Estate Investment Trust	85,913	1,550,730
Piedmont Office Realty Trust, Inc. (Class A)	192,786	3,306,280
Post Properties, Inc.	68,339	3,355,445
ProLogis	624,301	25,490,210
PS Business Parks, Inc.	24,943	2,085,734
Public Storage	180,705	30,446,985
Ramco-Gershenson Properties Trust (b)	83,960	1,368,548
Regency Centers Corp.	116,126	5,929,394
Rouse Properties, Inc.	44,033	759,129
Saul Centers, Inc.	15,433	730,907
Senior Housing Properties Trust	236,740	5,319,548
Simon Property Group, Inc.	393,326	64,505,464
SL Green Realty Corp.	119,724	12,046,629
Sovran Self Storage, Inc.	40,125	2,947,181
Sun Communities, Inc. (b)	46,971	2,117,922
Sunstone Hotel Investors, Inc.	230,713	3,167,689
Tanger Factory Outlet Centers, Inc. (b)	118,700	4,154,500
Taubman Centers, Inc.	79,616	5,636,017
The Macerich Co.	176,357	10,992,332
UDR, Inc.	314,727	8,129,398
Universal Health Realty Income Trust	15,504	654,889
Ventas, Inc.	367,726	22,273,164
Vornado Realty Trust	217,659	21,452,471
Washington Real Estate Investment Trust (b)	82,954	1,980,941
Weingarten Realty Investors (b)	141,058	4,231,741

		594,851,216

TOTAL COMMON STOCKS —
(Cost $1,010,829,428)		1,093,393,376

RIGHTS — 0.0% (d)
UNITED KINGDOM — 0.0% (d)
Intu Properties PLC (expiring 4/17/14) (a) (Cost $0)	244,885	387,848

SHORT TERM INVESTMENTS — 5.6%
UNITED STATES — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	49,574,378	49,574,378
State Street Institutional Liquid Reserves Fund 0.08% (h)(i)	11,885,852	11,885,852

TOTAL SHORT TERM INVESTMENTS —
(Cost $61,460,230)		61,460,230

TOTAL INVESTMENTS — 105.2%
(Cost $1,072,289,658)		1,155,241,454
OTHER ASSETS & LIABILITIES — (5.2)%		(57,275,463)

NET ASSETS — 100.0%		$1,097,965,991

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	13,078	$65,213
Crown Resorts, Ltd.	11,718	180,616
Fairfax Media, Ltd. (a)	55,200	46,813
Tatts Group, Ltd.	33,888	91,086

		383,728

BELGIUM — 0.3%
S.A. D’Ieteren NV	1,152	54,031

CANADA — 4.7%
Canadian Tire Corp., Ltd. (Class A)	1,582	149,392
Gildan Activewear, Inc.	1,921	96,959
Magna International, Inc. (Class A)	2,847	274,137
Shaw Communications, Inc. (Class B) (a)	5,240	125,333
Thomson Reuters Corp. (a)	5,242	179,475
Tim Hortons, Inc.	1,757	97,326

		922,622

FINLAND — 0.4%
Nokian Renkaat Oyj (a)	1,405	56,834
Sanoma Oyj	3,573	24,918

		81,752

FRANCE — 10.0%
Accor SA	2,065	105,775
Christian Dior SA	474	91,297
Compagnie Generale des Etablissements Michelin	2,093	261,871
Havas SA	8,611	64,491
Hermes International	245	81,582
Kering	886	180,788
Lagardere SCA	1,632	64,825
LVMH Moet Hennessy Louis Vuitton SA	2,313	420,642
Peugeot SA (a)(b)	3,417	64,496
Publicis Groupe SA	1,319	119,219
Renault SA	1,982	192,694
Sodexo	1,475	154,766
Valeo SA	1,185	166,997

		1,969,443

GERMANY — 12.0%
Adidas AG	2,320	251,135
Bayerische Motoren Werke AG	3,296	416,203
Continental AG	677	162,262
Daimler AG	8,421	796,072
Kabel Deutschland Holding AG	380	52,221
Porsche Automobil Holding SE Preference Shares	972	99,845
ProSiebenSat.1 Media AG	1,454	66,572
TUI AG (a)	3,432	57,235
Volkswagen AG	464	117,669
Volkswagen AG Preference Shares	1,295	335,727

		2,354,941

HONG KONG — 3.7%
Esprit Holdings, Ltd.	16,182	26,911
Galaxy Entertainment Group, Ltd. (b)	20,000	173,906
Giordano International, Ltd. (a)	100,000	64,458
Li & Fung, Ltd. (a)	78,000	115,235
Sands China, Ltd.	30,400	227,107
Shangri-La Asia, Ltd.	20,500	33,563
SJM Holdings, Ltd.	30,000	84,310

		725,490

ITALY — 1.7%
Fiat SpA (b)	9,110	106,097
Gtech Spa	3,013	91,566
Mediaset SpA (b)	10,305	57,635
Pirelli & C. SpA	4,402	69,165

		324,463

JAPAN — 31.5%
Aisin Seiki Co., Ltd.	2,900	104,894
Aoyama Trading Co., Ltd.	5,000	131,573
Asics Corp.	1,000	19,702
Benesse Holdings, Inc.	2,000	76,613
Bookoff Corp.	1,900	13,117
Bridgestone Corp.	7,900	280,759
Can Do Co., Ltd.	1,000	16,002
Casio Computer Co., Ltd.	4,900	58,095
Denso Corp.	3,900	187,379
Dentsu, Inc.	3,900	148,259
Fast Retailing Co., Ltd.	988	359,137
Fuji Corp., Ltd.	3,900	25,524
Fuji Heavy Industries, Ltd.	10,000	271,107
GLOBERIDE, Inc.	10,000	13,012
Gunze, Ltd.	19,000	50,551
Haseko Corp.	2,100	13,173
Honda Motor Co., Ltd.	13,600	479,899
Isetan Mitsukoshi Holdings, Ltd.	6,600	81,647
Isuzu Motors, Ltd.	20,000	115,162
Kappa Create Holdings Co., Ltd. (b)	1,000	9,564
Kyoritsu Maintenance Co., Ltd.	600	20,275
Mazda Motor Corp.	23,000	102,287
Mitsubishi Motors Corp.	3,900	40,899
Namco Bandai Holdings, Inc.	4,900	116,237
Nikon Corp.	4,900	79,078
Nissan Motor Co., Ltd.	19,200	171,520
Oriental Land Co., Ltd.	1,000	152,449
Panasonic Corp.	17,000	193,630
PARIS MIKI HOLDINGS, Inc.	5,000	24,227
Pioneer Corp. (b)	4,000	8,584
Rakuten, Inc.	7,900	105,630
Resorttrust, Inc.	10,000	155,071
Ringer Hut Co., Ltd.	1,600	22,963
Sanrio Co., Ltd.	600	20,275
Sanyo Housing Nagoya Co., Ltd.	2,100	20,147
Sega Sammy Holdings, Inc.	900	20,205
Sekisui Chemical Co., Ltd.	10,000	104,190
Sekisui House, Ltd.	10,000	124,387
Sharp Corp. (b)	10,000	30,490
Shimano, Inc.	2,000	201,389
Sony Corp.	8,900	170,421
Stanley Electric Co., Ltd.	3,000	66,738
Suminoe Textile Co., Ltd.	9,000	27,965
Sumitomo Forestry Co., Ltd.	8,600	86,597
Suzuki Motor Corp.	4,600	120,332
Toyota Industries Corp.	2,600	125,222
Toyota Motor Corp.	23,600	1,335,084
Yamada Denki Co., Ltd.	12,600	42,088

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Yamaha Motor Co., Ltd.	2,000	$31,946

		6,175,495

LUXEMBOURG — 0.7%
SES SA	3,573	133,478

MACAU — 0.4%
Wynn Macau, Ltd.	19,600	81,361

NETHERLANDS — 1.9%
Reed Elsevier NV	10,217	220,870
Wolters Kluwer NV	5,716	161,343

		382,213

NORWAY — 0.7%
Schibsted ASA	2,210	137,169

SINGAPORE — 0.8%
Genting Singapore PLC (a)	60,000	63,695
Singapore Press Holdings, Ltd. (a)	30,000	100,195

		163,890

SOUTH KOREA — 5.3%
Cheil Communications, Inc. (b)	1,330	29,925
Coway Co., Ltd.	434	30,457
Credu Corp.	206	9,309
Fila Korea, Ltd.	120	9,932
Gwangju Shinsegae Co., Ltd.	38	8,639
Hanil E-Wha Co., Ltd.	1,540	29,875
Hankook Tire Co., Ltd.	1,124	63,779
Hotel Shilla Co., Ltd.	186	15,045
Hyundai Department Store Co., Ltd.	64	8,538
Hyundai Engineering Plastics Co., Ltd.	1,670	10,982
Hyundai Mobis	602	178,148
Hyundai Motor Co.	1,690	398,506
Hyundai Wia Corp.	68	10,924
Kia Motors Corp.	2,447	136,321
LG Electronics, Inc.	726	44,265
Lotte Shopping Co., Ltd.	97	30,527
Mando Corp.	59	7,483
Woongjin Chemical Co., Ltd. (b)	1,272	16,730

		1,039,385

SPAIN — 1.7%
Industria de Diseno Textil SA	1,946	292,078
NH Hoteles SA (b)	5,218	37,109

		329,187

SWEDEN — 2.4%
Electrolux AB (a)	4,852	105,668
Hennes & Mauritz AB (Class B)	8,387	357,028

		462,696

SWITZERLAND — 3.6%
Cie Financiere Richemont SA	4,594	438,935
The Swatch Group AG	434	272,187

		711,122

UNITED KINGDOM — 15.3%
British Sky Broadcasting Group PLC	13,267	201,938
Burberry Group PLC	5,278	122,749
Carnival PLC	2,655	101,096
Compass Group PLC	20,241	308,765
GKN PLC	18,350	119,401
Home Retail Group PLC	14,645	52,884
Informa PLC	10,117	89,140
ITV PLC	43,184	137,869
Kingfisher PLC	35,444	249,007
Marks & Spencer Group PLC	19,010	143,092
Next PLC	3,209	353,092
Ocado Group PLC (b)	3,377	25,932
Pearson PLC	11,307	200,381
Reed Elsevier PLC	13,870	211,810
Thomas Cook Group PLC (b)	8,752	26,307
Tui Travel PLC	15,651	114,285
Whitbread PLC	3,641	252,637
WPP PLC	13,810	284,799

		2,995,184

TOTAL COMMON STOCKS —
(Cost $17,892,307)		19,427,650

SHORT TERM INVESTMENTS — 3.1%
UNITED STATES — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	516,580	516,580
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	89,768	89,768

TOTAL SHORT TERM INVESTMENTS —
(Cost $606,348)		606,348

TOTAL INVESTMENTS — 102.2%
(Cost $18,498,655)		20,033,998
OTHER ASSETS & LIABILITIES — (2.2)%		(437,688)

NET ASSETS — 100.0%		$19,596,310

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 6.3%
Coca-Cola Amatil, Ltd. (a)	16,053	$164,113
Treasury Wine Estates, Ltd.	20,090	65,730
Wesfarmers, Ltd. (a)	28,984	1,106,521
Woolworths, Ltd.	31,799	1,052,772

		2,389,136

BELGIUM — 5.7%
Anheuser-Busch InBev NV	18,622	1,953,165
Delhaize Group	2,967	216,935

		2,170,100

CANADA — 2.3%
Alimentation Couche-Tard, Inc. (Class B)	2,233	180,886
Loblaw Cos., Ltd. (a)	6,509	276,577
Metro, Inc., (Class A)	100	5,880
Shoppers Drug Mart Corp.	6,537	360,268
SunOpta, Inc. (a)(b)	3,077	36,339

		859,950

DENMARK — 0.9%
Carlsberg A/S (Class B)	3,273	325,669

FINLAND — 0.4%
Kesko Oyj (Class B)	3,368	147,010

FRANCE — 8.9%
Carrefour SA	13,913	538,738
Casino Guichard-Perrachon SA	2,328	277,156
Danone	14,419	1,020,080
L’Oreal SA	5,637	929,972
Pernod Ricard SA	5,075	591,045

		3,356,991

GERMANY — 2.8%
Beiersdorf AG	3,629	354,118
Henkel AG & Co. KGaA	244	24,533
Henkel AG & Co. KGaA Preference Shares	6,093	656,026
Metro AG	710	28,990

		1,063,667

HONG KONG — 0.5%
Pacific Andes International Holdings, Ltd.	1,358,346	53,409
Vitasoy International Holdings, Ltd.	104,000	150,965

		204,374

IRELAND — 0.9%
C&C Group PLC	1,370	8,929
Glanbia PLC	1,701	26,117
Greencore Group PLC	8,639	39,708
Kerry Group PLC (Class A)	3,400	259,654

		334,408

JAPAN — 14.0%
Aeon Co., Ltd.	20,805	234,949
Ajinomoto Co., Inc.	18,728	268,231
Asahi Breweries, Ltd.	15,482	434,311
Calbee, Inc.	2,000	47,172
Coca-Cola East Japan Co., Ltd.	400	10,060
Euglena Co., Ltd. (b)	1,900	18,744
FamilyMart Co., Ltd.	1,800	79,264
Fuji Oil Co., Ltd.	1,400	17,972
Fujicco Co., Ltd.	4,000	48,279
Hokuto Corp.	1,500	31,272
Japan Tobacco, Inc.	24,278	763,808
Kao Corp.	16,508	586,199
Kewpie Corp.	3,700	51,053
KEY Coffee, Inc.	3,300	50,853
Kikkoman Corp.	4,000	75,623
Kirin Holdings Co., Ltd.	18,675	259,312
Lawson, Inc.	3,724	263,972
Lion Corp.	18,000	106,792
Matsumotokiyoshi Holdings Co., Ltd.	200	6,380
MEIJI Holdings Co., Ltd.	1,800	113,784
Nichirei Corp.	34,388	145,586
Nippon Meat Packers, Inc.	3,000	44,773
Oenon Holdings, Inc.	37,351	91,396
Pigeon Corp.	500	22,625
Seven & I Holdings Co., Ltd.	18,675	715,193
Shiseido Co., Ltd.	15,193	267,908
Suntory Beverage & Food Ltd.	500	17,260
Takara Holdings, Inc.	2,000	15,284
Toyo Suisan Kaisha, Ltd.	2,000	66,903
Unicharm Corp.	3,700	198,069
UNY Group Holdings Co., Ltd.	15,000	89,430
Yakult Honsha Co., Ltd.	2,768	139,226
Yamazaki Baking Co., Ltd.	3,000	35,597

		5,317,280

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,127	27,290

NETHERLANDS — 7.2%
Heineken NV	6,247	434,973
Koninklijke Ahold NV	29,271	588,193
Unilever NV	41,414	1,702,947

		2,726,113

NORWAY — 0.3%
Marine Harvest (a)	11,351	128,544

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd.	247,075	112,972
Olam International, Ltd. (a)	52,590	92,839
Wilmar International, Ltd.	76,000	209,105

		414,916

SOUTH KOREA — 2.3%
Able C&C Co., Ltd.	272	8,381
Amorepacific Corp.	41	48,532
AMOREPACIFIC Group	37	17,797
Binggrae Co., Ltd.	180	15,557
CJ CheilJedang Corp.	141	38,017
Crown Confectionery Co., Ltd.	100	31,096
Dae Han Flour Mills Co., Ltd.	180	24,435
Daesang Corp.	880	33,730
Dongsuh Co., Inc.	1,792	26,599
Dongwon Industries Co., Ltd.	72	21,916
E-Mart Co., Ltd.	378	86,648
KT&G Corp.	2,611	196,233
LG Household & Health Care, Ltd.	194	83,746

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Lotte Confectionery Co., Ltd.	16	$27,402
Lotte Samkang Co., Ltd.	49	36,366
Maeil Dairy Industry Co., Ltd.	658	27,106
Namyang Dairy Products Co., Ltd.	18	14,627
NongShim Co., Ltd.	68	19,069
ORION Corp.	77	59,245
Ottogi Corp.	85	29,865
Sajo Industries Co., Ltd. (b)	360	10,755

		857,122

SPAIN — 0.6%
Ebro Puleva SA (a)	9,843	227,775

SWEDEN — 1.1%
Svenska Cellulosa AB	794	23,342
Svenska Cellulosa AB (Class B)	6,929	203,588
Swedish Match AB	6,028	196,639

		423,569

SWITZERLAND — 16.0%
Coca-Cola HBC AG (b)	3,237	80,625
Lindt & Spruengli AG	76	377,010
Nestle SA	74,196	5,589,793

		6,047,428

UNITED KINGDOM — 27.8%
Associated British Foods PLC	4,497	208,496
British American Tobacco PLC	43,438	2,415,491
Diageo PLC	58,739	1,822,417
Imperial Tobacco Group PLC	23,060	931,510
J Sainsbury PLC (a)	40,353	212,655
Reckitt Benckiser Group PLC	16,123	1,313,599
SABMiller PLC	20,172	1,007,211
Tate & Lyle PLC	14,365	159,857
Tesco PLC	185,734	914,696
Unilever PLC	30,512	1,302,732
William Morrison Supermarkets PLC	63,079	223,995

		10,512,659

TOTAL COMMON STOCKS —
(Cost $32,899,557)		37,534,001

SHORT TERM INVESTMENTS — 5.0%
UNITED STATES — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,686,812	1,686,812
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	198,212	198,212

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,885,024)		1,885,024

TOTAL INVESTMENTS — 104.2%
(Cost $34,784,581)		39,419,025
OTHER ASSETS & LIABILITIES — (4.2)%		(1,594,201)

NET ASSETS — 100.0%		$37,824,824

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.3%
Aurora Oil & Gas, Ltd. (a)	2,951	$11,214
Karoon Gas Australia, Ltd. (a)	1,552	3,682
Origin Energy, Ltd.	11,143	147,586
Paladin Energy, Ltd. (a)(b)	8,689	3,745
Santos, Ltd.	8,514	106,531
Whitehaven Coal, Ltd. (a)(b)	3,661	5,616
Woodside Petroleum, Ltd.	6,658	240,791
WorleyParsons, Ltd.	3,589	50,363

		569,528

AUSTRIA — 0.6%
OMV AG	1,777	80,663

CANADA — 28.5%
AltaGas, Ltd. (b)	1,100	45,146
ARC Resources, Ltd. (b)	2,663	73,466
Athabasca Oil Corp. (a)(b)	5,296	38,194
Baytex Energy Corp. (b)	1,082	44,623
Bonavista Energy Corp. (b)	3,094	45,327
Bonterra Energy Corp.	300	14,558
Cameco Corp. (b)	5,263	120,685
Canadian Natural Resources, Ltd.	10,705	410,936
Canadian Oil Sands, Ltd.	4,433	93,138
Cenovus Energy, Inc.	7,693	222,827
Crescent Point Energy Corp. (b)	3,624	132,483
Enbridge, Inc.	8,081	367,608
EnCana Corp.	9,193	196,645
Enerplus Corp. (b)	2,925	58,566
Ensign Energy Services, Inc.	1,200	17,765
Gibson Energy, Inc. (b)	1,145	29,741
Gran Tierra Energy, Inc. (a)	2,178	16,378
Husky Energy, Inc. (b)	3,316	99,623
Imperial Oil, Ltd.	2,370	110,539
InterOil Corp. (a)(b)	344	22,277
Keyera Corp. (b)	556	35,307
Lightstream Resources, Ltd. (b)	1,506	7,668
MEG Energy Corp. (a)	1,180	39,941
Mullen Group, Ltd. (b)	900	22,627
Niko Resources, Ltd. (a)(b)	989	1,927
Pacific Rubiales Energy Corp.	2,802	50,544
Paramount Resources, Ltd. (Class A) (a)	334	14,431
Pason Systems, Inc. (b)	600	15,199
Pembina Pipeline Corp. (b)	2,671	101,589
Pengrowth Energy Corp. (b)	4,675	28,336
Penn West Petroleum, Ltd.	3,510	29,344
Peyto Exploration & Development Corp. (b)	1,224	41,830
Precision Drilling Corp.	5,345	64,116
Secure Energy Services, Inc.	1,033	17,773
ShawCor, Ltd. (Class A)	556	23,222
Suncor Energy, Inc.	13,691	478,921
Sunshine Oilsands, Ltd. (a)	22,000	3,659
Talisman Energy, Inc.	10,032	100,161
Tourmaline Oil Corp. (a)	1,180	55,870
TransCanada Corp. (b)	6,335	288,411
Trican Well Service, Ltd.	2,561	32,461
Trilogy Energy Corp. (b)	445	10,930
Veresen, Inc. (b)	1,886	28,501
Vermilion Energy, Inc. (b)	1,819	113,796
Whitecap Resources, Inc. (b)	1,889	21,119

		3,788,208

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (a)(b)	342	6,084

FINLAND — 0.2%
Neste Oil Oyj (b)	1,429	29,149

FRANCE — 11.8%
Bourbon SA (b)	1,064	34,975
CGG (a)	2,345	37,620
Technip SA	1,116	115,221
Total SA (b)	21,035	1,379,995

		1,567,811

GREECE — 0.0% (c)
Navios Maritime Acquisition Corp.	734	2,686
Tsakos Energy Navigation, Ltd.	500	3,880

		6,566

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)	22,000	6,892
Sino Oil And Gas Holdings, Ltd. (a)(b)	145,000	4,206
Yanchang Petroleum International, Ltd. (a)	50,000	2,578

		13,676

ISRAEL — 0.2%
Delek Group, Ltd.	41	16,364
Paz Oil Co., Ltd.	53	7,991

		24,355

ITALY — 5.4%
ENI SpA	24,928	625,641
Saipem SpA	2,695	65,819
Saras SpA (a)	10,972	19,175

		710,635

JAPAN — 2.6%
Cosmo Oil Co., Ltd.	4,000	7,263
Idemitsu Kosan Co., Ltd.	1,200	24,691
Inpex Corp.	8,800	114,416
Japan Petroleum Exploration Co.	200	6,671
JX Holdings, Inc.	31,197	150,555
Showa Shell Sekiyu K.K.	1,700	15,220
TonenGeneral Sekiyu K.K.	3,000	26,538

		345,354

LUXEMBOURG — 1.2%
Subsea 7 SA	2,887	53,670
Tenaris SA	4,668	103,003

		156,673

MONACO — 0.1%
GasLog, Ltd.	327	7,616

NETHERLANDS — 1.0%
Fugro NV	535	32,912
Koninklijke Vopak NV (b)	609	34,019
SBM Offshore NV (a)	3,712	67,609

		134,540

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NORWAY — 4.7%
Aker Solutions ASA	3,279	$51,071
BW LPG, Ltd. (a)(d)	741	8,633
DNO International ASA (a)	6,030	23,014
Fred Olsen Energy ASA	310	10,356
Golar LNG, Ltd. (b)	409	17,051
Kvaerner ASA	5,505	11,770
Petroleum Geo-Services ASA	2,997	36,492
ProSafe SE	2,249	18,024
Seadrill, Ltd. (b)	3,283	115,921
Ship Finance International, Ltd. (b)	600	10,782
StatoilHydro ASA	10,226	288,655
TGS Nopec Geophysical Co. ASA (b)	978	32,066

		623,835

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd. (b)	15,433	121,012

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,450	42,327

SINGAPORE — 0.1%
Ezion Holdings, Ltd. (b)	8,400	14,428

SOUTH KOREA — 0.9%
GS Holdings	473	21,418
Hankook Shell Oil Co., Ltd.	39	17,000
S-Oil Corp.	381	22,049
SK Innovation Co., Ltd.	504	57,765

		118,232

SPAIN — 1.7%
Repsol YPF SA	9,061	231,346

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,783	36,603

UNITED KINGDOM — 34.3%
Afren PLC (a)	10,039	23,632
AMEC PLC	2,766	51,739
BG Group PLC	31,239	581,995
BP PLC	171,396	1,371,566
Cairn Energy PLC (a)	7,495	20,855
Genel Energy PLC (a)	1,418	23,215
John Wood Group PLC	3,458	44,218
Ophir Energy PLC (a)	3,989	15,961
Petrofac, Ltd.	2,376	56,961
Premier Oil PLC	5,737	28,205
Royal Dutch Shell PLC (Class A)	36,112	1,319,072
Royal Dutch Shell PLC (Class B)	22,766	888,321
Tullow Oil PLC	9,843	122,827

		4,548,567

TOTAL COMMON STOCKS —
(Cost $13,868,143)		13,177,208

SHORT TERM INVESTMENTS — 17.6%
UNITED STATES — 17.6%
MONEY MARKET FUNDS — 17.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,257,809	2,257,809
State Street Institutional Liquid Reserves Fund 0.08% (f)(g)	74,696	74,696

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,332,505)		2,332,505

TOTAL INVESTMENTS — 116.8%
(Cost $16,200,648)		15,509,713
OTHER ASSETS & LIABILITIES — (16.8)%		(2,229,968)

NET ASSETS — 100.0%		$13,279,745

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 12.6%
AMP, Ltd. (a)	6,887	$31,788
ASX, Ltd.	871	29,119
Australia & New Zealand Banking Group, Ltd.	8,108	248,443
Commonwealth Bank of Australia	4,221	302,964
Macquarie Group, Ltd. (a)	1,684	90,418
National Australia Bank, Ltd.	6,193	203,540
QBE Insurance Group, Ltd.	4,303	51,129
Stockland	19,744	68,624
Sydney Airport	1,268	4,924
Westfield Group	9,504	90,290
Westfield Retail Trust	6,292	17,379
Westpac Banking Corp.	8,371	268,139

		1,406,757

AUSTRIA — 0.7%
Erste Group Bank AG	1,193	40,778
Sparkassen Immobilien AG (b)	5,504	40,622

		81,400

BELGIUM — 0.6%
Ageas	890	39,676
Dexia SA (b)	4,264	235
Groupe Bruxelles Lambert SA	271	27,071

		66,982

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	5,242	59,776

CANADA — 12.5%
Bank of Montreal	2,091	140,114
Bank of Nova Scotia	3,114	180,647
Brookfield Asset Management, Inc. (Class A)	2,937	119,822
Canadian Imperial Bank of Commerce (a)	967	83,449
IGM Financial, Inc. (a)	1,496	70,669
Manulife Financial Corp.	5,913	114,215
National Bank of Canada	1,976	79,309
Power Corp. of Canada (a)	983	26,914
Royal Bank of Canada	4,113	271,616
Sun Life Financial, Inc. (a)	2,591	89,860
The Toronto-Dominion Bank (a)	4,659	218,778

		1,395,393

DENMARK — 1.2%
Danske Bank A/S	3,544	98,790
Sydbank A/S (b)	1,483	37,971

		136,761

FINLAND — 1.5%
Pohjola Bank PLC	4,289	95,349
Technopolis Oyj	11,429	66,316

		161,665

FRANCE — 5.9%
AXA SA	6,092	158,396
BNP Paribas	3,364	259,594
Credit Agricole SA (b)	3,437	54,216
Societe Generale	1,676	103,266
Unibail-Rodamco SE	303	78,719

		654,191

GERMANY — 5.5%
Allianz SE	1,453	245,719
Commerzbank AG (b)	739	13,582
Deutsche Bank AG	2,740	122,639
Deutsche Beteiligungs AG	2,080	57,851
Deutsche Boerse AG	321	25,558
Muenchener Rueckversicherungs- Gesellschaft AG	650	142,084

		607,433

HONG KONG — 5.2%
AIA Group, Ltd.	13,800	65,468
Bank of East Asia, Ltd.	16,603	64,853
Cheung Kong Holdings, Ltd.	7,967	132,081
Hang Lung Properties, Ltd.	10,922	31,399
Hong Kong Exchanges and Clearing, Ltd.	3,261	49,438
New World Development Co., Ltd. (a)	30,201	30,368
Sun Hung Kai Properties, Ltd.	9,441	115,623
The Link REIT	5,533	27,212
Wharf Holdings, Ltd.	9,933	63,514

		579,956

ITALY — 3.3%
Assicurazioni Generali SpA	4,157	92,701
Banca Monte dei Paschi di Siena SpA (b)	26,714	9,757
Banca Popolare dell’Etruria e del Lazio (b)	1,623	1,924
Banco Popolare Societa Cooperativa (a)(b)	858	18,661
Intesa Sanpaolo SpA	24,132	81,819
UBI Banca ScPA	4,099	38,642
UniCredit SpA	14,162	129,410

		372,914

JAPAN — 13.4%
Chuo Mitsui Trust Holdings, Inc.	18,933	85,671
Daiwa Securities Group, Inc.	9,900	86,325
Mitsubishi Estate Co., Ltd.	8,000	190,008
Mitsubishi UFJ Financial Group, Inc.	35,849	197,372
Mizuho Financial Group, Inc.	51,825	102,659
MS&AD Insurance Group Holdings, Inc.	2,086	47,884
NKSJ Holdings, Inc.	1,900	48,927
Nomura Holdings, Inc.	13,996	89,968
ORIX Corp. (b)	4,900	69,133
Resona Holdings, Inc.	5,156	24,983
Sumitomo Mitsui Financial Group, Inc.	4,069	174,202
T&D Holdings, Inc.	4,100	48,849
The Bank of Yokohama, Ltd.	8,000	40,006
The Dai-ichi Life Insurance Co., Ltd.	2,900	42,239
The Shizuoka Bank, Ltd.	8,000	78,225
Tokai Tokyo Financial Holdings, Inc.	9,022	75,866
Tokio Marine Holdings, Inc.	3,079	92,623

		1,494,940

NETHERLANDS — 1.7%
Aegon NV	5,750	52,804
ING Groep NV (b)	9,979	141,318

		194,122

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.7%
Precinct Properties	86,029	$74,652

NORWAY — 0.5%
SpareBank 1 SR Bank ASA	5,162	52,378

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (b)	8,326	141

SINGAPORE — 2.4%
CapitaLand, Ltd.	10,922	25,100
Hong Leong Finance, Ltd.	17,867	38,929
Oversea-Chinese Banking Corp., Ltd.	8,366	63,267
United Overseas Bank, Ltd.	8,355	143,840

		271,136

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR	961	33,779
Shinhan Financial Group Co., Ltd. ADR	1,196	52,564

		86,343

SPAIN — 4.8%
Banco Bilbao Vizcaya Argentaria SA	14,802	177,855
Banco de Sabadell SA	17,061	52,719
Banco Popular Espanol SA	4,897	36,986
Banco Santander SA	25,962	247,648
Bolsas y Mercados Espanoles	586	23,854

		539,062

SWEDEN — 4.1%
Investor AB	1,534	55,411
Kinnevik Investment AB (Class B)	900	33,176
Nordea Bank AB	10,091	142,878
Skandinaviska Enskilda Banken AB (Class A) (a)	7,923	108,576
Svenska Handelsbanken AB (Class A) (a)	2,228	111,614

		451,655

SWITZERLAND — 6.4%
Credit Suisse Group AG (b)	3,702	119,817
GAM Holding AG (b)	1,226	22,137
Julius Baer Group, Ltd. (b)	1,107	49,162
Swiss Re AG (b)	1,620	150,290
UBS AG (b)	10,089	208,553
Valiant Holding AG	70	7,049
Zurich Insurance Group AG (b)	504	154,849

		711,857

UNITED KINGDOM — 14.7%
Aviva PLC	10,500	83,499
Barclays PLC	37,391	145,493
British Land Co. PLC	5,682	61,952
HSBC Holdings PLC	48,075	486,901
Land Securities Group PLC	5,046	85,891
Lloyds Banking Group PLC (b)	113,151	140,820
Man Group PLC	8,399	14,170
Old Mutual PLC	13,779	46,196
Provident Financial PLC	2,524	83,442
Prudential PLC	9,068	191,768
Resolution, Ltd.	5,404	26,920
Royal Bank of Scotland Group PLC (b)	5,929	30,741
RSA Insurance Group PLC	28,309	42,264
Standard Chartered PLC	5,113	106,850
Standard Life PLC	14,233	89,575

		1,636,482

TOTAL COMMON STOCKS —
(Cost $11,214,023)		11,035,996

RIGHTS — 0.2%
HONG KONG — 0.0% (c)
New World Development Co., Ltd. (expiring 4/17/14) (b)	9,067	1,870

ITALY — 0.1%
Banco Popolare Societa Cooperativa (expiring 4/17/14) (b)	858	7,308

SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 4/14/14) (b)	14,802	3,468

UNITED KINGDOM — 0.1%
RSA Insurance Group PLC (expiring 4/9/14) (b)	9,554	5,336

TOTAL RIGHTS —
(Cost $13,603)		17,982

SHORT TERM INVESTMENTS — 3.6%
UNITED STATES — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	362,465	362,465
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	33,851	33,851

TOTAL SHORT TERM INVESTMENTS —
(Cost $396,316)		396,316

TOTAL INVESTMENTS — 102.8%
(Cost $11,623,942)		11,450,294
OTHER ASSETS & LIABILITIES — (2.8)%		(308,334)

NET ASSETS — 100.0%		$11,141,960

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 3.9%
Ansell, Ltd.	6,138	$104,734
Cochlear, Ltd. (a)	2,703	142,801
CSL, Ltd.	20,470	1,319,736
Primary Health Care, Ltd. (a)	19,697	85,986
Ramsay Health Care, Ltd.	6,255	279,031
Sonic Healthcare, Ltd.	21,283	340,671

		2,272,959

BELGIUM — 0.9%
ThromboGenics NV (a)(b)	2,301	65,076
UCB SA	5,409	433,282

		498,358

CANADA — 3.4%
Catamaran Corp. (b)	8,883	398,055
Valeant Pharmaceuticals International, Inc. (b)	12,286	1,618,914

		2,016,969

DENMARK — 6.8%
Coloplast A/S (Class B)	5,184	419,639
Genmab A/S (b)	2,128	86,542
GN Store Nord A/S	8,209	203,823
H. Lundbeck A/S (a)	4,357	134,321
Novo Nordisk A/S (Class B)	66,319	3,021,512
William Demant Holding (a)(b)	1,638	140,184

		4,006,021

FINLAND — 0.4%
Orion Oyj (Class A)	1,782	53,542
Orion Oyj (Class B)	5,690	171,823

		225,365

FRANCE — 8.7%
bioMerieux	919	100,848
Essilor International SA	9,230	931,195
Orpea	1,341	88,992
Sanofi	37,788	3,941,512
Virbac SA	270	60,285

		5,122,832

GERMANY — 10.3%
Bayer AG	25,244	3,415,931
Celesio AG	2,099	71,774
Fresenius Medical Care AG & Co. KGaA	8,927	623,179
Fresenius SE	5,469	856,277
Gerresheimer AG	2,222	143,860
Merck KGaA	2,904	489,298
Morphosys AG (b)	966	89,602
Rhoen-Klinikum AG	5,233	167,688
Stada Arzneimittel AG	4,092	175,200

		6,032,809

HONG KONG — 0.1%
Lee’s Pharmaceutical Holdings, Ltd.	70,000	81,216

IRELAND — 0.3%
ICON PLC (b)	2,270	107,939
UDG Healthcare PLC (c)	6,214	36,362
UDG Healthcare PLC (c)	3,766	22,037

		166,338

ISRAEL — 3.4%
Taro Pharmaceutical Industries, Ltd. (b)	780	86,580
Teva Pharmaceutical Industries, Ltd.	37,063	1,912,539

		1,999,119

ITALY — 0.3%
DiaSorin SpA	1,114	47,827
Recordati SpA	4,912	85,978
Sorin SpA (b)	13,589	40,605

		174,410

JAPAN — 14.6%
Alfresa Holdings Corp.	2,800	182,978
Astellas Pharma, Inc.	92,500	1,099,383
Chugai Pharmaceutical Co., Ltd.	9,225	236,033
Daiichi Sankyo Co., Ltd.	30,300	511,350
Dainippon Sumitomo Pharma Co., Ltd.	7,300	116,250
Eisai Co., Ltd.	12,300	479,889
Hisamitsu Pharmaceutical Co., Inc.	3,600	163,072
Kaken Pharmaceutical Co., Ltd.	5,000	79,235
Kissei Pharmaceutical Co., Ltd.	2,500	62,169
KYORIN Holdings, Inc.	3,300	63,158
Kyowa Hakko Kirin Co., Ltd.	16,422	175,406
M3, Inc.	6,800	111,853
Medipal Holdings Corp.	10,700	163,952
Miraca Holdings, Inc.	3,200	140,448
Mitsubishi Tanabe Pharma Corp.	10,300	144,321
Nihon Kohden Corp.	2,700	107,885
Nippon Shinyaku Co., Ltd.	3,000	57,008
Olympus Corp. (b)	13,700	437,666
Ono Pharmaceutical Co., Ltd.	4,500	390,639
Otsuka Holdings Co., Ltd.	22,100	662,453
Rohto Pharmaceutical Co., Ltd.	5,200	91,998
Santen Pharmaceutical Co., Ltd.	3,500	155,654
Sawai Pharmaceutical Co., Ltd.	1,500	92,198
Shionogi & Co., Ltd.	13,100	243,339
Ship Healthcare Holdings, Inc.	2,500	96,131
Suzuken Co., Ltd.	4,100	159,048
Sysmex Corp.	7,600	242,793
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	193,659
Takeda Pharmaceutical Co., Ltd.	29,200	1,387,060
Terumo Corp.	15,200	332,530
Toho Holdings Co., Ltd.	3,700	78,466
Tsumura & Co.	3,400	81,876

		8,539,900

LUXEMBOURG — 0.2%
Eurofins Scientific	333	99,708

NETHERLANDS — 0.4%
QIAGEN NV (b)	11,689	245,039

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	34,931	128,823
Ryman Healthcare, Ltd.	16,877	128,144

		256,967

SINGAPORE — 0.4%
Biosensors International Group, Ltd. (a)	81,000	60,224
Haw Par Corp., Ltd. (a)	18,000	119,518

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Raffles Medical Group Ltd.	30,000	$76,578

		256,320

SPAIN — 1.1%
Grifols SA	9,933	544,526
Grifols SA (Class B)	1,869	76,892

		621,418

SWEDEN — 1.2%
Elekta AB (Class B) (a)	16,263	216,345
Getinge AB (Class B)	7,983	223,229
Meda AB (Class A)	12,019	184,357
Swedish Orphan Biovitrum AB (b)	9,238	101,021

		724,952

SWITZERLAND — 26.5%
Actelion, Ltd. (b)	4,824	457,088
Basilea Pharmaceutica AG (b)	666	76,073
Galenica AG	264	255,677
Lonza Group AG (b)	2,781	283,814
Nobel Biocare Holding AG (b)	7,127	102,466
Novartis AG	82,942	7,042,113
Roche Holding AG (c)	5,625	1,679,508
Roche Holding AG (c)	17,105	5,131,403
Sonova Holding AG (b)	2,113	309,050
Straumann Holding AG	595	126,564
Tecan Group AG	467	56,039

		15,519,795

UNITED KINGDOM — 15.7%
AstraZeneca PLC	43,616	2,818,775
BTG PLC (b)	15,009	135,746
Dechra Pharmaceuticals PLC	5,940	66,151
Genus PLC	6,554	108,172
GlaxoSmithKline PLC	151,714	4,025,381
Hikma Pharmaceuticals PLC	6,210	171,964
Shire PLC	24,198	1,188,063
Smith & Nephew PLC	43,038	652,215
Synergy Health PLC	2,594	59,679

		9,226,146

TOTAL COMMON STOCKS —
(Cost $46,625,991)		58,086,641

SHORT TERM INVESTMENTS — 1.8%
UNITED STATES — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	587,672	587,672
State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	450,966	450,966

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,038,638)		1,038,638

TOTAL INVESTMENTS — 100.8%
(Cost $47,664,629)		59,125,279
OTHER ASSETS & LIABILITIES — (0.8)%		(453,005)

NET ASSETS — 100.0%		$58,672,274

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 3.2%
Bradken, Ltd. (a)	7,655	$30,934
Brambles, Ltd.	17,165	147,321
GWA International, Ltd.	25,551	69,151
Leighton Holdings, Ltd. (a)	4,012	78,498
Qantas Airways, Ltd. (b)	35,983	36,853
Seek, Ltd.	8,518	138,714
Toll Holdings, Ltd. (a)	19,553	94,238
Transurban Group (a)	38,315	257,819

		853,528

AUSTRIA — 0.5%
Andritz AG	807	49,890
Zumtobel AG	3,125	77,526

		127,416

CANADA — 4.6%
Bombardier, Inc. (Class B) (a)	21,334	79,441
CAE, Inc.	10,093	133,049
Canadian National Railway Co.	9,698	545,724
Canadian Pacific Railway, Ltd. (a)	1,736	260,538
SNC-Lavalin Group, Inc.	3,068	134,366
Toromont Industries, Ltd. (a)	3,806	87,999

		1,241,117

DENMARK — 1.8%
A P Moller — Maersk A/S (a)	18	215,987
FLSmidth & Co. A/S (a)	1,177	59,404
NKT Holding A/S	1,648	95,527
Vestas Wind Systems A/S (b)	3,144	126,410

		497,328

FINLAND — 2.1%
Caverion Corp.	3,436	36,938
Kone Oyj (Class B) (a)	5,254	220,426
Metso Oyj (a)	2,768	90,530
Valmet Corp. (a)	2,768	29,700
Wartsila Oyj	2,902	157,707
YIT Oyj (a)	4,017	42,797

		578,098

FRANCE — 8.3%
Air France-KLM (b)	5,826	87,604
Alstom SA	3,081	84,163
Bouygues SA	2,647	110,450
Bureau Veritas SA	2,380	73,002
Compagnie de Saint-Gobain	4,954	299,401
Eiffage SA	1,272	95,230
Legrand SA	2,711	168,495
Safran SA	2,406	166,765
Schneider Electric SA	6,318	560,346
Vallourec SA	1,618	87,873
Vinci SA	6,804	505,547

		2,238,876

GERMANY — 9.2%
Brenntag AG	567	105,225
Deutsche Lufthansa AG (b)	6,711	175,878
Deutsche Post AG	10,670	396,619
GEA Group AG	3,737	170,894
Hochtief AG	972	88,284
Kloeckner & Co. SE (b)	3,168	46,741
MAN SE	1,379	175,806
OSRAM Licht AG (b)	919	59,613
Pfeiffer Vacuum Technology AG	570	69,659
SGL Carbon AG	1,096	37,303
Siemens AG	8,589	1,156,552

		2,482,574

GREECE — 0.1%
DryShips, Inc. (b)	8,852	28,592

HONG KONG — 3.9%
Cathay Pacific Airways, Ltd.	35,000	65,244
Hopewell Highway Infrastructure, Ltd.	246,000	119,241
Hutchison Whampoa, Ltd.	32,000	423,666
Jardine Matheson Holdings, Ltd. (a)	2,592	163,503
Jardine Strategic Holdings, Ltd.	1,502	53,862
MTR Corp., Ltd.	16,000	59,198
Noble Group, Ltd.	84,951	80,050
Pacific Basin Shipping, Ltd.	120,000	76,576

		1,041,340

IRELAND — 0.7%
DCC PLC	1,986	107,937
Ryanair Holdings PLC ADR (a)(b)	1,502	88,333

		196,270

ITALY — 1.1%
Ansaldo STS SpA	6,029	70,672
Atlantia SpA	3,555	91,379
Autostrada Torino-Milano SpA	3,857	65,439
Finmeccanica SpA (b)	6,383	63,033

		290,523

JAPAN — 28.7%
Asahi Glass Co., Ltd.	17,000	98,713
Central Japan Railway Co.	2,000	234,209
Dai Nippon Printing Co., Ltd.	13,000	124,843
Daikin Industries, Ltd.	3,200	179,661
East Japan Railway Co.	4,700	347,121
FANUC Corp.	1,900	335,869
Furukawa Electric Co., Ltd.	19,000	47,415
Futaba Corp.	3,600	62,223
Hankyu Hanshin Holdings, Inc.	19,000	103,685
IHI Corp.	47,000	198,068
ITOCHU Corp.	20,200	236,551
JGC Corp.	3,000	104,578
JTEKT Corp.	3,700	55,113
Kajima Corp.	28,000	98,422
Kamigumi Co., Ltd.	14,000	136,350
Kawasaki Heavy Industries, Ltd.	36,000	132,835
Kawasaki Kisen Kaisha, Ltd.	26,000	56,300
Keikyu Corp.	5,000	42,239
Kintetsu Corp.	19,000	67,709
Kitano Construction Corp.	34,000	85,177
Kokuyo Co., Ltd.	13,800	101,170
Komatsu, Ltd.	11,800	244,972
Kubota Corp.	16,000	212,380
LIXIL Group Corp.	3,400	93,959
Makita Corp.	1,700	93,596
Marubeni Corp.	19,000	127,854
MISUMI Group, Inc.	5,100	141,632

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Mitsubishi Corp.	17,200	$320,000
Mitsubishi Electric Corp.	22,000	248,230
Mitsubishi Heavy Industries, Ltd.	49,000	284,051
Mitsui & Co., Ltd.	19,500	276,259
Mitsui OSK Lines, Ltd.	16,000	62,456
Nidec Corp.	2,800	170,716
Nippon Express Co., Ltd.	17,000	83,362
Nippon Yusen K.K.	21,000	61,174
NSK, Ltd.	7,000	72,185
Odakyu Electric Railway Co., Ltd.	13,000	112,220
Park24 Co., Ltd.	2,400	45,723
Secom Co., Ltd.	4,900	282,909
SMC Corp.	700	185,051
Sojitz Corp.	45,900	78,443
Sumitomo Corp.	16,900	215,465
Sumitomo Electric Industries, Ltd.	12,000	178,978
Sumitomo Heavy Industries, Ltd.	17,000	69,165
Taisei Corp.	14,000	62,669
THK Co., Ltd.	3,800	85,494
Tobu Railway Co., Ltd.	18,000	87,217
Tokyu Corp.	32,000	196,067
Toppan Printing Co., Ltd.	14,000	100,461
Toshiba Corp.	48,000	203,680
TOTO, Ltd.	5,000	69,476
Toyota Tsusho Corp.	2,600	66,146
West Japan Railway Co.	3,200	130,940
Yamato Holdings Co., Ltd.	11,000	237,549

		7,748,730

NETHERLANDS — 5.1%
Aalberts Industries NV	1,060	36,962
AerCap Holdings NV (a)(b)	1,107	46,704
Airbus Group NV	6,300	451,428
CNH Industrial NV (b)	7,876	90,586
Koninklijke BAM Groep NV	6,522	39,102
Koninklijke Philips NV	12,704	446,574
Koninklijke Vopak NV (a)	728	40,666
PostNL NV (b)	7,669	35,007
Randstad Holding NV	2,576	150,909
TNT Express NV	4,485	44,068

		1,382,006

NORWAY — 0.3%
Orkla ASA	8,894	75,837

SINGAPORE — 1.6%
K-Green Trust	116,800	96,594
Keppel Corp., Ltd. (a)	32,200	278,842
Keppel REIT	136	123
Neptune Orient Lines, Ltd. (b)	69,750	55,188

		430,747

SOUTH KOREA — 2.7%
Daelim Industrial Co., Ltd.	616	50,174
GS Engineering & Construction Corp. (b)	803	27,384
Hyundai Engineering & Construction Co., Ltd.	1,550	81,544
Hyundai Heavy Industries Co., Ltd.	746	147,875
LG Corp.	1,976	107,483
Samsung C&T Corp.	2,229	129,202
Samsung Engineering Co., Ltd. (b)	559	37,654
Samsung Heavy Industries Co., Ltd.	2,490	74,505
SK Holdings Co., Ltd.	439	79,597

		735,418

SPAIN — 1.8%
Abertis Infraestructuras SA	5,264	120,253
ACS, Actividades de Construccion y Servicios SA (a)	3,920	154,059
Ferrovial SA	4,415	95,686
International Consolidated Airlines Group SA (b)	17,362	120,759

		490,757

SWEDEN — 6.7%
Alfa Laval AB	7,083	191,289
Assa Abloy AB (Class B)	3,388	180,072
Atlas Copco AB	7,075	203,732
Atlas Copco AB (Class B)	4,270	116,702
B&B Tools AB (Class B)	2,885	52,952
Sandvik AB	13,639	192,377
Scania AB (Class B)	3,371	98,891
Securitas AB (Class B)	9,153	105,809
Skanska AB (Class B)	4,503	105,915
SKF AB (Class B) (a)	4,350	111,173
Trelleborg AB (Class B)	6,945	139,895
Volvo AB (Class A)	7,749	124,657
Volvo AB (Class B)	12,214	193,659

		1,817,123

SWITZERLAND — 6.1%
ABB, Ltd. (b)	27,470	709,024
Adecco SA (b)	2,666	221,978
Geberit AG	775	253,990
Kuehne & Nagel International AG	1,042	145,917
Schindler Holding AG	525	77,441
SGS SA	103	254,075

		1,662,425

UNITED KINGDOM — 10.6%
Aggreko PLC	4,813	120,440
Ashtead Group PLC	6,634	105,179
Babcock International Group PLC	9,200	206,600
BAE Systems PLC	35,847	247,536
Bunzl PLC	3,625	96,453
Capita Group PLC	7,295	133,294
easyJet PLC	3,377	96,554
Experian PLC	15,203	273,987
FirstGroup PLC (b)	30,258	73,599
G4S PLC	15,139	60,952
IMI PLC	3,077	74,793
Intertek Group PLC	1,761	90,189
Meggitt PLC	10,435	83,487
Melrose Industries PLC	11,726	58,041
Rentokil Initial PLC	58,474	119,907
Rolls-Royce Holdings PLC (b)	26,273	470,423
Serco Group PLC	10,290	72,222
Smiths Group PLC	7,584	160,827
The Weir Group PLC	2,273	96,100

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Wolseley PLC	4,034	$229,399

		2,869,982

TOTAL COMMON STOCKS —
(Cost $25,316,691)		26,788,687

SHORT TERM INVESTMENTS — 3.9%
UNITED STATES — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	953,434	953,434
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	105,017	105,017

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,058,451)		1,058,451

TOTAL INVESTMENTS — 103.0%
(Cost $26,375,142)		27,847,138
OTHER ASSETS & LIABILITIES — (3.0)%		(804,628)

NET ASSETS — 100.0%		$27,042,510

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 13.4%
Alumina, Ltd. (a)	15,157	$16,788
Amcor, Ltd.	5,394	51,944
Arrium, Ltd. (b)	10,915	13,657
BHP Billiton, Ltd. (b)	19,784	668,743
BlueScope Steel, Ltd. (a)(b)	4,040	22,954
Boral, Ltd. (b)	11,191	58,604
DuluxGroup, Ltd.	2,046	10,866
Fortescue Metals Group, Ltd. (b)	11,299	54,980
Iluka Resources, Ltd. (b)	2,561	23,523
Incitec Pivot, Ltd. (b)	11,189	30,697
Mineral Deposits, Ltd. (a)	871	1,752
Newcrest Mining, Ltd. (a)(b)	4,810	44,091
Orica, Ltd. (b)	2,796	56,701
Orora, Ltd. (b)	5,294	6,747
OZ Minerals, Ltd. (b)	3,212	10,598
Rio Tinto, Ltd. (b)	2,667	157,090
Sims Metal Management, Ltd. (a)(b)	2,260	20,570

		1,250,305

AUSTRIA — 0.7%
RHI AG (b)	600	19,313
Voestalpine AG	1,083	47,623

		66,936

BELGIUM — 1.0%
Solvay SA	347	54,497
Tessenderlo Chemie NV (b)	120	3,457
Umicore	648	33,036

		90,990

CANADA — 13.4%
Agnico-Eagle Mines, Ltd.	1,324	40,149
Agrium, Inc. (b)	1,226	119,662
Alacer Gold Corp.	1,106	2,806
Alamos Gold, Inc.	688	6,227
AuRico Gold, Inc.	1,996	8,716
B2Gold Corp. (a)	4,500	12,231
Barrick Gold Corp.	6,588	117,465
Canam Group, Inc.	766	9,570
Canexus Corp. (b)	1,331	6,042
Canfor Corp. (a)	400	9,459
CCL Industries, Inc. (Class B)	200	17,163
Centerra Gold, Inc.	964	4,498
Detour Gold Corp. (a)	817	7,084
Eldorado Gold Corp.	5,586	31,125
First Majestic Silver Corp. (a)	900	8,692
First Quantum Minerals, Ltd.	3,801	70,355
Franco-Nevada Corp.	1,000	46,025
Goldcorp, Inc.	5,529	135,100
HudBay Minerals, Inc.	1,388	10,853
IAMGOLD Corp.	2,325	8,194
International Forest Products, Ltd. (Class A) (a)	708	10,558
Intertape Polymer Group, Inc. (b)	769	8,667
Kinross Gold Corp. (a)	7,463	30,900
Labrador Iron Ore Royalty Corp. (b)	383	10,431
Lundin Mining Corp. (a)	3,086	14,203
Methanex Corp.	500	32,045
New Gold, Inc. (a)	2,068	10,249
Osisko Mining Corp. (a)	2,651	16,524
Pan American Silver Corp. (b)	1,366	17,586
Potash Corp. of Saskatchewan, Inc. (b)	5,753	208,437
SEMAFO, Inc.	2,756	9,738
Sherritt International Corp. (b)	3,252	11,373
Silver Wheaton Corp.	2,287	51,966
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	2,685
Teck Resources, Ltd. (Class B)	2,817	60,896
Thompson Creek Metals Co., Inc. (a)(b)	875	1,911
Turquoise Hill Resources, Ltd. (a)	6,731	22,564
West Fraser Timber Co., Ltd.	200	9,151
Winpak, Ltd.	444	11,183
Yamana Gold, Inc. (b)	4,910	43,061

		1,255,544

DENMARK — 0.3%
Chr Hansen Holding A/S	596	23,655

FINLAND — 1.6%
Rautaruukki Oyj (a)	981	10,870
Stora Enso Oyj	6,191	66,257
UPM-Kymmene Oyj	4,361	74,591

		151,718

FRANCE — 4.7%
Air Liquide SA	2,121	287,416
Arkema SA	399	45,203
Eramet	28	3,371
Lafarge SA	1,297	101,356

		437,346

GERMANY — 12.1%
BASF SE	5,420	602,689
Evonik Industries AG	335	13,057
Fuchs Petrolub AG Preference Shares	131	13,148
HeidelbergCement AG	852	73,051
K+S AG	1,305	42,888
Lanxess AG	485	36,598
Linde AG	1,099	219,934
Salzgitter AG (b)	499	19,731
Symrise AG	600	29,985
ThyssenKrupp AG (a)	2,489	66,774
Wacker Chemie AG	91	11,116

		1,128,971

GREECE — 0.1%
Titan Cement Co. SA (a)	310	10,848

HONG KONG — 0.1%
Fosun International, Ltd. (b)	10,000	12,569

IRELAND — 2.2%
CRH PLC	5,319	148,048
James Hardie Industries PLC	2,506	33,284
Smurfit Kappa Group PLC	1,082	26,246

		207,578

ISRAEL — 0.5%
Caesarstone Sdot-Yam, Ltd.	175	9,516
Frutarom Industries, Ltd.	427	10,255

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Israel Chemicals, Ltd.	2,640	$23,063

		42,834

ITALY — 0.1%
Buzzi Unicem SpA (b)	739	13,791

JAPAN — 15.0%
Asahi Kasei Corp.	11,833	80,660
Daicel Corp.	2,000	16,430
Denki Kagaku Kogyo Kabushiki Kaisha	8,855	30,438
DIC Corp.	4,000	10,526
Fuji Seal International, Inc.	300	10,239
Hitachi Metals, Ltd.	1,000	14,264
JFE Holdings, Inc.	4,356	82,184
JSR Corp.	2,573	47,795
Kaneka Corp.	2,000	12,157
Kansai Paint Co., Ltd.	1,000	14,322
Kobe Steel, Ltd.	29,641	39,431
Kuraray Co., Ltd.	1,300	14,895
Maruichi Steel Tube, Ltd.	400	10,367
Mitsubishi Chemical Holdings Corp.	10,902	45,414
Mitsubishi Gas Chemical Co., Inc.	2,000	11,303
Mitsubishi Materials Corp.	7,866	22,379
Mitsui Chemicals, Inc.	11,876	29,175
Mitsui Mining & Smelting Co., Ltd.	3,809	8,803
Nihon Nohyaku Co., Ltd.	1,000	15,099
Nippon Kayaku Co., Ltd.	1,000	11,293
Nippon Paint Co., Ltd.	1,000	15,187
Nippon Paper Industries Co., Ltd.	600	11,332
Nippon Shokubai Co., Ltd.	1,000	11,837
Nippon Steel Corp.	66,506	182,111
Nissan Chemical Industries, Ltd.	600	9,025
Nitto Denko Corp.	1,176	56,433
OJI Paper Co., Ltd.	8,000	35,889
Rengo Co., Ltd.	2,000	10,759
Shin-Etsu Chemical Co., Ltd.	2,867	164,194
Showa Denko K.K.	6,000	8,506
Sumitomo Chemical Co., Ltd.	13,838	51,195
Sumitomo Metal Mining Co., Ltd.	3,927	49,419
T&K Toka Co., Ltd.	400	8,809
Taiheiyo Cement Corp.	14,744	53,258
Teijin, Ltd.	15,805	39,288
The Pack Corp.	500	9,564
Tomoku Co., Ltd.	3,000	8,535
Toray Industries, Inc.	13,838	91,640
Tosoh Corp.	3,000	11,594
Toyo Seikan Group Holdings, Ltd.	800	13,019
Ube Industries, Ltd.	15,866	29,272
Zeon Corp.	1,000	9,069

		1,407,109

LUXEMBOURG — 1.2%
APERAM (a)	409	10,865
ArcelorMittal	5,720	92,199
AZ Electronic Materials SA	1,822	12,235

		115,299

NETHERLANDS — 2.0%
Akzo Nobel NV	1,410	115,104
Koninklijke DSM NV	1,065	73,120

		188,224

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,675	22,098

NORWAY — 0.9%
Norsk Hydro ASA	4,272	21,299
Yara International ASA	1,477	65,277

		86,576

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	2,537	37,239

SOUTH KOREA — 4.4%
Aekyung Petrochemical Co., Ltd.	175	10,949
Cheil Industries, Inc.	400	26,944
ENF Technology Co., Ltd.	1,029	9,425
Hanwha Chemical Corp.	440	7,999
Hanwha Corp.	310	9,348
Hyosung Corp.	135	9,740
Hyundai Steel Co.	307	19,843
Korea Zinc Co., Ltd.	105	32,601
Kukdo Chemical Co., Ltd.	190	8,800
LG Chem, Ltd.	333	79,461
Lotte Chemical Corp.	84	14,836
OCI Co., Ltd. (a)	103	17,176
POSCO ADR	1,828	126,881
Samyoung Chemical Co., Ltd. (a)	4,710	10,133
Taekwang Industrial Co., Ltd.	7	9,009
Wonik Materials Co., Ltd. (a)	230	8,589
Youlchon Chemical Co., Ltd.	840	11,758

		413,492

SWEDEN — 0.7%
Boliden AB	1,674	25,406
Hexpol AB	152	13,375
SSAB AB, (Series A)	2,970	22,886

		61,667

SWITZERLAND — 8.6%
Clariant AG (a)	1,689	32,849
EMS-Chemie Holding AG	49	18,513
Givaudan SA (a)	46	71,186
Glencore Xstrata PLC	65,059	334,934
Holcim, Ltd. (a)	1,346	111,538
Sika AG	6	24,561
Syngenta AG	549	207,767

		801,348

UNITED KINGDOM — 15.5%
Alent PLC	1,618	8,551
Anglo American PLC	8,509	216,546
Antofagasta PLC	2,353	32,775
BHP Billiton PLC	13,253	407,427
Croda International PLC	800	33,957
DS Smith PLC	3,699	20,011
Elementis PLC	2,119	10,121
Essentra PLC	1,405	20,437
Fresnillo PLC (b)	849	11,939
Johnson Matthey PLC	1,551	84,580
Lonmin PLC (a)	1,756	8,373
Mondi PLC	2,000	34,977
Randgold Resources, Ltd.	806	60,494

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

Rexam PLC	4,500	$36,521
Rio Tinto PLC	7,514	418,087
RPC Group PLC	933	9,823
Vedanta Resources PLC	934	14,045
Victrex PLC	505	16,914

		1,445,578

TOTAL COMMON STOCKS —
(Cost $12,368,442)		9,271,715

SHORT TERM INVESTMENTS — 11.1%
UNITED STATES — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	993,197	993,197
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	40,661	40,661

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,033,858)		1,033,858

TOTAL INVESTMENTS — 110.2%
(Cost $13,402,300)		10,305,573
OTHER ASSETS & LIABILITIES — (10.2)%		(950,778)

NET ASSETS — 100.0%		$9,354,795

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
carsales.com, Ltd.	3,865	$38,868
Computershare, Ltd.	8,707	97,648
Iress, Ltd.	4,235	33,678

		170,194

BELGIUM — 0.2%
Barco NV	387	30,990

CANADA — 3.2%
Blackberry, Ltd. (a)	7,001	56,769
Celestica, Inc. (a)	3,713	40,704
CGI Group, Inc. (Class A) (a)	3,865	119,513
Constellation Software, Inc.	347	84,255
Davis & Henderson Corp. (b)	1,800	50,425
Open Text Corp.	2,192	104,898

		456,564

DENMARK — 0.4%
SimCorp A/S	1,487	60,391

FINLAND — 2.9%
Nokia Oyj (a)	48,072	357,116
Tieto Oyj	2,427	62,384

		419,500

FRANCE — 4.6%
Alcatel-Lucent (a)	37,426	147,629
Atos Origin SA	913	82,585
Cap Gemini SA	2,183	165,329
Dassault Systemes SA	833	97,633
Ingenico (b)	713	66,715
Neopost SA (b)	656	51,825
UbiSoft Entertainment SA (a)	2,533	45,384

		657,100

GERMANY — 10.3%
Aixtron SE (a)	1,989	32,540
Dialog Semiconductor PLC (a)(b)	1,196	29,555
Infineon Technologies AG	15,068	179,888
SAP AG	12,086	978,796
Software AG	887	32,140
United Internet AG	2,173	102,082
Wincor Nixdorf AG	806	57,932
Wirecard AG	1,411	58,575

		1,471,508

HONG KONG — 0.6%
ASM Pacific Technology, Ltd. (b)	5,249	50,954
VTech Holdings, Ltd.	2,871	36,900

		87,854

ISRAEL — 1.6%
Check Point Software Technologies, Ltd. (a)(b)	2,016	136,342
Ituran Location and Control, Ltd.	1,746	43,373
NICE Systems, Ltd.	1,039	45,994

		225,709

JAPAN — 32.6%
Advantest Corp.	3,078	33,385
Alps Electric Co., Ltd.	4,447	53,156
Anritsu Corp.	2,400	27,616
Azbil Corp.	1,986	49,137
Brother Industries, Ltd.	4,248	59,522
Canon, Inc.	14,919	462,267
Citizen Holdings Co., Ltd.	5,355	40,402
Dainippon Screen Manufacturing Co., Ltd.	5,937	27,499
DeNA Co., Ltd.	1,700	30,769
FUJIFILM Holdings Corp.	6,325	170,186
Fujitsu, Ltd.	26,688	161,706
GungHo Online Entertainment, Inc.	4,800	26,241
Hamamatsu Photonics K.K.	1,100	49,667
Hirose Electric Co., Ltd.	394	54,250
Hitachi High-Technologies Corp.	1,877	43,815
Hitachi, Ltd.	62,325	461,151
Horiba, Ltd.	1,086	41,021
Hoya Corp.	5,635	175,805
Ibiden Co., Ltd.	2,570	50,759
IT Holdings Corp.	2,179	35,842
Japan Digital Laboratory Co., Ltd.	1,883	27,207
Kakaku.com, Inc.	2,300	37,498
Keyence Corp.	592	244,710
Konami Corp.	1,785	41,338
Konica Minolta Holdings, Inc.	7,406	69,253
Kyocera Corp.	4,783	216,102
Mitsumi Electric Co., Ltd.	2,179	15,805
Murata Manufacturing Co., Ltd.	2,769	261,749
NEC Corp.	36,578	112,591
Nexon Co., Ltd.	2,400	20,275
Nintendo Co., Ltd.	1,483	176,546
Nippon Electric Glass Co., Ltd.	6,933	35,747
Nomura Research Institute, Ltd.	2,072	65,589
NTT Data Corp.	2,292	89,356
Obic Co., Ltd.	2,790	88,318
Oki Electric Industry Co., Ltd.	12,776	27,417
Omron Corp.	3,061	126,619
Otsuka Corp.	300	39,268
Ricoh Co., Ltd.	8,901	102,852
Rohm Co., Ltd.	1,580	70,650
SCSK Corp.	1,400	37,805
Seiko Epson Corp.	2,370	73,872
Shimadzu Corp.	5,000	44,521
Sumco Corp.	2,478	19,177
Taiyo Yuden Co., Ltd.	2,184	26,996
TDK Corp.	1,878	78,596
Tokyo Electron, Ltd.	2,470	151,699
Trend Micro, Inc.	1,581	49,049
Wacom Co., Ltd.	2,800	19,712
Yahoo! Japan Corp.	22,519	110,643
Yaskawa Electric Corp.	5,912	81,919
Yokogawa Electric Corp.	3,835	62,076

		4,679,151

NETHERLANDS — 6.5%
ASM International NV	1,122	45,054
ASML Holding NV	5,788	536,315
Gemalto NV (b)	1,203	140,170
NXP Semiconductor NV (a)(b)	2,879	169,314
VistaPrint NV (a)	810	39,868

		930,721

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 1.1%
Flextronics International, Ltd. (a)(b)	11,644	$107,590
Venture Corp., Ltd.	8,925	52,945

		160,535

SOUTH KOREA — 21.8%
LG Display Co., Ltd. ADR	7,208	90,100
LG Innotek Co., Ltd. (a)	267	25,836
NAVER Corp.	369	268,313
NCSoft Corp.	225	46,080
NHN Entertainment Corp. (a)	318	28,680
Partron Co., Ltd.	1,120	13,889
Sam Young Electronics Co., Ltd.	3,700	36,150
Samsung Electro-Mechanics Co., Ltd.	835	54,362
Samsung Electronics Co., Ltd. GDR	3,455	2,173,195
Samsung SDI Co., Ltd.	496	75,021
Seoul Semiconductor Co., Ltd.	748	31,833
SK C&C Co., Ltd.	342	48,033
SK Hynix, Inc. (a)	6,980	236,065

		3,127,557

SPAIN — 1.8%
Amadeus IT Holding SA	5,192	215,749
Indra Sistemas SA (b)	2,079	41,792

		257,541

SWEDEN — 4.7%
Hexagon AB, (Class B)	3,528	119,658
Telefonaktiebolaget LM Ericsson (Class B)	41,289	548,945

		668,603

SWITZERLAND — 1.3%
Logitech International SA	2,724	40,705
STMicroelectronics NV	9,669	89,553
Temenos Group AG	1,417	49,888

		180,146

UNITED KINGDOM — 4.7%
ARM Holdings PLC	18,323	304,861
Aveva Group PLC	1,486	51,876
Imagination Technologies Group PLC (a)(b)	3,887	13,168
Spectris PLC	2,246	86,796
Spirent Communications PLC	13,531	22,299
Telecity Group PLC	3,847	44,766
The Sage Group PLC	21,911	152,728

		676,494

TOTAL COMMON STOCKS —
(Cost $13,508,650)		14,260,558

SHORT TERM INVESTMENTS — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	471,367	471,367
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	20,943	20,943

TOTAL SHORT TERM INVESTMENTS —
(Cost $492,310)		492,310

TOTAL INVESTMENTS — 102.9%
(Cost $14,000,960)		14,752,868
OTHER ASSETS & LIABILITIES — (2.9)%		(418,096)

NET ASSETS — 100.0%		$14,334,772

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2014.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.3%
Telstra Corp., Ltd. (a)	195,706	$921,462
TPG Telecom, Ltd.	15,237	93,914

		1,015,376

AUSTRIA — 0.3%
Telekom Austria AG	10,093	100,379

BELGIUM — 0.6%
Belgacom SA (a)	6,141	192,383

CANADA — 5.2%
BCE, Inc.	10,114	436,318
Bell Aliant, Inc. (a)	6,218	152,330
Rogers Communications, Inc. (Class B)	16,381	678,829
TELUS Corp. (b)	2,164	77,698
TELUS Corp. (a)(b)	7,018	252,297

		1,597,472

DENMARK — 1.0%
TDC A/S	32,157	297,409

FINLAND — 0.6%
Elisa Oyj (a)	6,855	197,367

FRANCE — 10.5%
France Telecom SA	96,957	1,432,524
Iliad SA	1,002	289,044
Vivendi SA	53,858	1,500,926

		3,222,494

GERMANY — 7.5%
Deutsche Telekom AG	123,413	1,995,201
Freenet AG	5,964	208,662
Telefonica Deutschland Holding AG	11,040	88,039

		2,291,902

GREECE — 0.6%
Hellenic Telecommunications Organization SA (c)	10,534	174,222

HONG KONG — 0.7%
HKT Trust/HKT, Ltd. (a)	108,869	114,805
PCCW, Ltd.	213,000	106,815

		221,620

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	85,440	152,047

ITALY — 2.4%
Telecom Italia SpA (b)	361,596	426,604
Telecom Italia SpA (b)	321,557	300,923

		727,527

JAPAN — 19.9%
KDDI Corp.	23,077	1,339,109
Nippon Telegraph & Telephone Corp.	15,713	857,323
NTT DoCoMo, Inc.	59,987	948,282
Softbank Corp.	38,959	2,950,723

		6,095,437

LUXEMBOURG — 1.3%
COLT Telecom Group SA (c)	43,288	106,664
Millicom International Cellular SA	2,827	287,559

		394,223

NETHERLANDS — 2.1%
Koninklijke (Royal) KPN NV (c)	154,992	547,930
Ziggo NV	1,978	87,919

		635,849

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd. (a)	48,246	102,152

NORWAY — 2.1%
Telenor ASA	29,691	658,086

PORTUGAL — 0.4%
Portugal Telecom SGPS SA (a)	28,382	120,756

SINGAPORE — 3.5%
Singapore Telecommunications, Ltd.	326,539	947,769
StarHub, Ltd.	40,000	133,593

		1,081,362

SOUTH KOREA — 2.0%
KT Corp. ADR (c)	11,322	157,263
LG Uplus Corp.	9,590	94,148
SK Telecom Co., Ltd. ADR (a)	15,518	350,241

		601,652

SPAIN — 8.5%
Telefonica SA	164,861	2,609,617

SWEDEN — 2.8%
Tele2 AB	13,535	167,634
TeliaSonera AB	93,050	700,363

		867,997

SWITZERLAND — 1.9%
Swisscom AG	964	592,576

UNITED KINGDOM — 21.3%
BT Group PLC	323,724	2,048,148
Cable & Wireless Communications PLC	122,438	107,369
Inmarsat PLC	20,127	243,775
Jazztel PLC (c)	9,887	150,439
TalkTalk Telecom Group PLC	24,490	130,774
Vodafone Group PLC	1,051,209	3,860,809

		6,541,314

TOTAL COMMON STOCKS —
(Cost $28,721,343)		30,491,219

SHORT TERM INVESTMENTS — 14.7%
UNITED STATES — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,701,482	1,701,482

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.08% (e)(f)	2,793,239	$2,793,239

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,494,721)		4,494,721

TOTAL INVESTMENTS — 114.0%
(Cost $33,216,064)		34,985,940
OTHER ASSETS & LIABILITIES — (14.0)%		(4,291,309)

NET ASSETS — 100.0%		$30,694,631

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 3.4%
AGL Energy, Ltd.	56,735	$798,238
APA Group (a)	93,981	560,094
DUET Group (a)	119,607	230,584
Energy World Corp., Ltd. (b)	47,099	14,187
Envestra, Ltd.	94,527	98,564
SP AusNet (a)	185,214	224,882
Spark Infrastructure Group (a)	121,171	192,046

		2,118,595

AUSTRIA — 0.4%
EVN AG (a)	2,947	41,511
Verbund AG	10,540	216,884

		258,395

BELGIUM — 0.2%
Elia System Operator SA/NV	2,840	143,515

CANADA — 5.0%
Algonquin Power & Utilities Corp.	17,286	122,157
ATCO, Ltd. (Class I)	7,937	381,911
Atlantic Power Corp. (a)	11,786	34,170
Canadian Utilities, Ltd. (Class A) (a)	12,944	482,344
Capital Power Corp. (a)	7,454	173,696
Emera, Inc.	13,606	424,174
Fortis, Inc. (a)	23,143	660,899
Innergex Renewable Energy, Inc. (a)	9,736	87,944
Just Energy Group, Inc. (a)	7,848	63,211
Northland Power, Inc. (a)	9,028	142,321
Superior Plus Corp. (a)	12,872	142,044
TransAlta Corp. (a)	30,662	356,693
Valener, Inc.	3,872	54,585

		3,126,149

CHINA — 0.9%
ENN Energy Holdings, Ltd.	84,000	585,300

FINLAND — 1.6%
Fortum Oyj	44,563	1,013,412

FRANCE — 11.5%
Albioma	1,703	45,770
EDF SA	30,293	1,198,889
GDF Suez	155,555	4,257,857
Rubis	3,414	245,854
Suez Environnement Co.	29,687	603,308
Veolia Environnement SA	47,200	934,166

		7,285,844

GERMANY — 9.7%
E.ON AG	204,848	4,006,286
RWE AG	52,707	2,140,075

		6,146,361

GREECE — 0.3%
Public Power Corp. SA	10,397	171,956

HONG KONG — 7.0%
Cheung Kong Infrastructure Holdings, Ltd.	59,000	376,496
CLP Holdings, Ltd.	197,500	1,489,452
Hong Kong & China Gas Co., Ltd.	594,021	1,295,703
Hongkong Electric Holdings, Ltd.	132,000	1,144,378
Towngas China Co., Ltd.	83,000	101,436

		4,407,465

ITALY — 10.9%
A2A SpA	151,524	196,516
ACEA SpA	4,580	67,795
Enel Green Power SpA	155,406	436,516
Enel SpA	664,228	3,760,759
Hera SpA	68,507	200,170
Iren SpA	64,018	115,585
Snam Rete Gas SpA	211,174	1,236,964
Terna Rete Elettrica Nationale SpA	157,715	845,137

		6,859,442

JAPAN — 11.7%
Chubu Electric Power Co., Inc. (b)	72,388	854,022
Electric Power Development Co., Ltd.	13,900	393,441
Hokkaido Electric Power Co., Inc. (b)	19,500	165,111
Hokuriku Electric Power Co.	25,294	328,870
Japan Wind Development Co., Ltd. (b)	700	4,656
Kyushu Electric Power Co., Inc.	52,692	645,699
Osaka Gas Co., Ltd.	195,958	743,988
Saibu Gas Co., Ltd.	38,000	96,305
Shikoku Electric Power Co., Inc. (b)	19,600	266,447
Shizuoka Gas Co., Ltd.	1,500	9,176
The Chugoku Electric Power Co., Inc.	32,987	460,924
The Kansai Electric Power Co., Inc. (b)	85,598	880,209
The Okinawa Electric Power Co., Inc.	500	16,968
The Tokyo Electric Power Co., Inc. (b)	82,599	333,652
Toho Gas Co., Ltd.	65,000	354,712
Tohoku Electric Power Co., Inc.	59,172	611,342
Tokyo Gas Co., Ltd.	243,958	1,241,287

		7,406,809

NEW ZEALAND — 0.8%
Contact Energy, Ltd.	36,516	168,573
Infratil, Ltd.	61,588	120,781
Mighty River Power, Ltd.	68,795	130,736
Vector, Ltd. (a)	25,090	52,906

		472,996

PORTUGAL — 1.7%
EDP — Energias de Portugal SA (a)	234,718	1,090,519

SINGAPORE — 0.1%
Hyflux, Ltd.	58,000	56,499

SOUTH KOREA — 1.5%
Korea Electric Power Corp. ADR	55,910	959,975

SPAIN — 11.3%
Acciona SA	3,085	267,189
EDP Renovaveis SA	20,540	136,847
Enagas SA	23,543	716,293
Endesa SA	9,136	328,958
Gas Natural SDG SA	35,858	1,008,688
Iberdrola SA	538,327	3,766,133
Red Electrica Corporacion SA	11,080	900,989

		7,125,097

SWITZERLAND — 0.1%
Alpiq Holding AG	472	65,188

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2014 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 21.7%
APR Energy PLC (a)	4,989	$66,997
Centrica PLC	539,381	2,964,758
Drax Group PLC	44,828	572,470
National Grid PLC	394,580	5,407,314
Pennon Group PLC	38,776	479,992
Scottish & Southern Energy PLC	98,111	2,402,781
Severn Trent PLC	24,395	741,417
Telecom Plus PLC	5,547	165,441
United Utilities Group PLC	69,804	917,025

		13,718,195

TOTAL COMMON STOCKS —
(Cost $58,049,875)		63,011,712

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,579,449	2,579,449
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	237,529	237,529

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,816,978)		2,816,978

TOTAL INVESTMENTS — 104.3%
(Cost $60,866,853)		65,828,690
OTHER ASSETS & LIABILITIES — (4.3)%		(2,684,515)

NET ASSETS — 100.0%		$63,144,175

(a)	A portion of the security was on loan at March 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$228,158,020	$5,235,326,221	$413,644,520	$4,146,845	$20,896,482	$775,590,336	$194,607,745	$469,462,074	$157,580,939	$77,323,505
Investments in securities of affiliated issuers, at value (Note 3)	6,707,550	13,203,483	24,646,670	237,381	163,560	110,358,043	21,217,059	86,656,377	11,045,506	1,928,693

Total Investments	234,865,570	5,248,529,704	438,291,190	4,384,226	21,060,042	885,948,379	215,824,804	556,118,451	168,626,445	79,252,198
Foreign currency, at value	691,240	4,273,093	2,738,661	7,752	108	445,394	1,543,268	1,868,364	2,348	15,347
Initial margin deposit on futures	—	—	—	—	—	—	32,725	—	—	—
Receivable for investments sold	—	—	—	—	153,141	—	32	—	—	—
Receivable for fund shares sold	—	—	—	—	3,374,254	—	—	—	—	—
Receivable for foreign taxes recoverable	238,174	1,570,823	—	—	—	—	—	—	—	17
Dividends and interest receivable — unaffiliated issuers	760,880	1,080,094	458,487	5,875	11	178,862	185,530	1,022,042	24,167	36,780
Dividends receivable — affiliated issuers	105	236	22	3	3	54	46	20	28	4
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	—	38,387	—	—	—

TOTAL ASSETS	236,555,969	5,255,453,950	441,488,360	4,397,856	24,587,559	886,572,689	217,624,792	559,008,877	168,652,988	79,304,346

LIABILITIES
Payable upon return of securities loaned	100,838	—	24,195,413	187,862	88,752	109,976,342	20,288,884	86,205,053	10,446,883	1,769,049
Payable for investments purchased	531,803	—	—	—	3,430,715	—	13,938	—	—	—
Distributions payable	6,379,935	12,130,269	—	—	—	—	—	218,953	—	—
Accrued advisory fee (Note 3)	154,889	3,650,529	564,786	4,896	28,532	1,150,065	296,332	655,879	227,577	106,808
Deferred foreign taxes payable	—	—	728,270	15,319	—	—	111,837	173,110	—	—
Accrued trustees’ fees and expenses (Note 3)	9	1,662	322	2	28	686	168	472	214	65

TOTAL LIABILITIES	7,167,474	15,782,460	25,488,791	208,079	3,548,027	111,127,093	20,711,159	87,253,467	10,674,674	1,875,922

NET ASSETS	$229,388,495	$5,239,671,490	$415,999,569	$4,189,777	$21,039,532	$775,445,596	$196,913,633	$471,755,410	$157,978,314	$77,428,424

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$245,043,821	$4,588,656,361	$415,903,248	$3,896,957	$32,198,491	$918,331,227	$224,882,336	$598,169,401	$283,146,870	$142,641,333
Undistributed (distribution in excess of) net investment income	(336,421)	(10,357,469)	(732,001)	(30,264)	32,406	(1,075,478)	347,080	(537,293)	209,811	15,644
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(26,146,246)	(138,558,942)	(24,460,688)	25,657	(3,282,515)	(83,323,922)	(10,259,503)	(101,318,969)	(90,523,300)	(34,593,099)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $728,270, $15,319, $0, $0, $111,837, $173,110, $0, $0, respectively)	10,821,395	799,860,602	25,293,608	297,363	(7,908,854)	(58,486,063)	(18,096,773)	(24,611,043)	(34,855,066)	(30,635,560)
Foreign currency	5,946	70,938	(4,598)	64	4	(168)	15,575	53,314	(1)	106
Futures	—	—	—	—	—	—	24,918	—	—	—

NET ASSETS	$229,388,495	$5,239,671,490	$415,999,569	$4,189,777	$21,039,532	$775,445,596	$196,913,633	$471,755,410	$157,978,314	$77,428,424

NET ASSET VALUE PER SHARE
Net asset value per share	$38.23	$42.63	$77.04	$41.90	$23.38	$72.47	$63.52	$38.20	$22.25	$36.87

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,000,370	122,900,967	5,400,000	100,000	900,000	10,700,000	3,100,000	12,350,000	7,100,000	2,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$217,336,625	$4,435,465,619	$387,622,642	$3,834,163	$28,805,336	$834,076,399	$212,592,681	$493,900,007	$192,436,005	$107,959,065
Affiliated issuers	6,707,550	13,203,483	24,646,670	237,381	163,560	110,358,043	21,217,059	86,656,377	11,045,506	1,928,693

Total cost of investments	$224,044,175	$4,448,669,102	$412,269,312	$4,071,544	$28,968,896	$944,434,442	$233,809,740	$580,556,384	$203,481,511	$109,887,758

Foreign currency, at cost	$688,713	$4,273,458	$2,743,797	$7,695	$104	$445,562	$1,529,118	$1,818,489	$2,349	$15,241

* Includes investments in securities on loan, at value	$95,275	$—	$23,243,916	$171,224	$87,106	$105,178,961	$19,345,562	$82,274,418	$10,224,802	$1,745,774

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$228,158,020	$5,235,326,221	$413,644,520	$4,146,845	$20,896,482	$775,590,336	$194,607,745	$469,462,074	$157,580,939	$77,323,505
Investments in securities of affiliated issuers, at value (Note 3)	6,707,550	13,203,483	24,646,670	237,381	163,560	110,358,043	21,217,059	86,656,377	11,045,506	1,928,693

Total Investments	234,865,570	5,248,529,704	438,291,190	4,384,226	21,060,042	885,948,379	215,824,804	556,118,451	168,626,445	79,252,198
Foreign currency, at value	691,240	4,273,093	2,738,661	7,752	108	445,394	1,543,268	1,868,364	2,348	15,347
Initial margin deposit on futures	—	—	—	—	—	—	32,725	—	—	—
Receivable for investments sold	—	—	—	—	153,141	—	32	—	—	—
Receivable for fund shares sold	—	—	—	—	3,374,254	—	—	—	—	—
Receivable for foreign taxes recoverable	238,174	1,570,823	—	—	—	—	—	—	—	17
Dividends and interest receivable — unaffiliated issuers	760,880	1,080,094	458,487	5,875	11	178,862	185,530	1,022,042	24,167	36,780
Dividends receivable — affiliated issuers	105	236	22	3	3	54	46	20	28	4
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	—	38,387	—	—	—

TOTAL ASSETS	236,555,969	5,255,453,950	441,488,360	4,397,856	24,587,559	886,572,689	217,624,792	559,008,877	168,652,988	79,304,346

LIABILITIES
Payable upon return of securities loaned	100,838	—	24,195,413	187,862	88,752	109,976,342	20,288,884	86,205,053	10,446,883	1,769,049
Payable for investments purchased	531,803	—	—	—	3,430,715	—	13,938	—	—	—
Distributions payable	6,379,935	12,130,269	—	—	—	—	—	218,953	—	—
Accrued advisory fee (Note 3)	154,889	3,650,529	564,786	4,896	28,532	1,150,065	296,332	655,879	227,577	106,808
Deferred foreign taxes payable	—	—	728,270	15,319	—	—	111,837	173,110	—	—
Accrued trustees’ fees and expenses (Note 3)	9	1,662	322	2	28	686	168	472	214	65

TOTAL LIABILITIES	7,167,474	15,782,460	25,488,791	208,079	3,548,027	111,127,093	20,711,159	87,253,467	10,674,674	1,875,922

NET ASSETS	$229,388,495	$5,239,671,490	$415,999,569	$4,189,777	$21,039,532	$775,445,596	$196,913,633	$471,755,410	$157,978,314	$77,428,424

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$245,043,821	$4,588,656,361	$415,903,248	$3,896,957	$32,198,491	$918,331,227	$224,882,336	$598,169,401	$283,146,870	$142,641,333
Undistributed (distribution in excess of) net investment income	(336,421)	(10,357,469)	(732,001)	(30,264)	32,406	(1,075,478)	347,080	(537,293)	209,811	15,644
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(26,146,246)	(138,558,942)	(24,460,688)	25,657	(3,282,515)	(83,323,922)	(10,259,503)	(101,318,969)	(90,523,300)	(34,593,099)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $728,270, $15,319, $0, $0, $111,837, $173,110, $0, $0, respectively)	10,821,395	799,860,602	25,293,608	297,363	(7,908,854)	(58,486,063)	(18,096,773)	(24,611,043)	(34,855,066)	(30,635,560)
Foreign currency	5,946	70,938	(4,598)	64	4	(168)	15,575	53,314	(1)	106
Futures	—	—	—	—	—	—	24,918	—	—	—

NET ASSETS	$229,388,495	$5,239,671,490	$415,999,569	$4,189,777	$21,039,532	$775,445,596	$196,913,633	$471,755,410	$157,978,314	$77,428,424

NET ASSET VALUE PER SHARE
Net asset value per share	$38.23	$42.63	$77.04	$41.90	$23.38	$72.47	$63.52	$38.20	$22.25	$36.87

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,000,370	122,900,967	5,400,000	100,000	900,000	10,700,000	3,100,000	12,350,000	7,100,000	2,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$217,336,625	$4,435,465,619	$387,622,642	$3,834,163	$28,805,336	$834,076,399	$212,592,681	$493,900,007	$192,436,005	$107,959,065
Affiliated issuers	6,707,550	13,203,483	24,646,670	237,381	163,560	110,358,043	21,217,059	86,656,377	11,045,506	1,928,693

Total cost of investments	$224,044,175	$4,448,669,102	$412,269,312	$4,071,544	$28,968,896	$944,434,442	$233,809,740	$580,556,384	$203,481,511	$109,887,758

Foreign currency, at cost	$688,713	$4,273,458	$2,743,797	$7,695	$104	$445,562	$1,529,118	$1,818,489	$2,349	$15,241

* Includes investments in securities on loan, at value	$95,275	$—	$23,243,916	$171,224	$87,106	$105,178,961	$19,345,562	$82,274,418	$10,224,802	$1,745,774

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2014 (Unaudited)

		SPDR S&P Emerging					SPDR S&P Global
	SPDR S&P Emerging	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	Latin America	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI	SPDR MSCI EM
	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$55,148,897	$63,150,837	$893,422,306	$870,794,977	$4,212,124,535	$95,244,197	$525,828,413	$545,234,855	$12,422,871	$4,698,422
Investments in securities of affiliated issuers, at value (Note 3)	8,331,149	15,241,690	48,702,755	96,433,278	120,442,339	14,339,197	38,613,580	32,460,741	2,532,500	660,229

Total Investments	63,480,046	78,392,527	942,125,061	967,228,255	4,332,566,874	109,583,394	564,441,993	577,695,596	14,955,371	5,358,651
Cash	—	—	—	—	—	—	—	—	108	—
Foreign currency, at value	54,874	357,957	2,554,948	2,368,093	4,299,063	493,010	1,623,191	2,272,769	25,779	4,208
Receivable for investments sold	83	—	—	229,682	—	3,761,966	—	89	2	—
Receivable for fund shares sold	—	—	—	—	—	—	12,525,201	—	—	—
Receivable for foreign currency contracts sold	—	—	1,419,702	115,002	—	1,232,228	—	—	—	—
Receivable for foreign taxes recoverable	—	—	534,885	282,264	1,285,665	35,589	115,896	343,786	4,074	—
Dividends and interest receivable — unaffiliated issuers	77,154	59,710	3,464,249	3,991,824	12,645,720	126,156	926,737	2,036,639	30,105	1,296
Dividends receivable — affiliated issuers	8	5	67	69	383	5	71	45	6	—
Prepaid expenses	—	—	—	—	—	—	—	—	4	—

TOTAL ASSETS	63,612,165	78,810,199	950,098,912	974,215,189	4,350,797,705	115,232,348	579,633,089	582,348,924	15,015,449	5,364,155

LIABILITIES
Payable upon return of securities loaned	8,292,575	14,964,218	47,414,913	94,883,675	91,383,076	14,286,100	37,142,261	32,219,781	2,424,184	657,241
Payable for investments purchased	12,278	—	1,609,211	835,783	532,339	4,181,945	12,898,032	—	—	—
Payable for foreign currency contracts purchased	—	—	1,417,069	115,000	—	1,233,120	—	—	—	—
Distributions payable	—	—	—	—	26,551,137	—	—	—	—	—
Accrued advisory fee (Note 3)	75,461	88,115	709,031	1,249,129	6,058,137	80,808	486,811	434,024	7,583	5,413
Deferred foreign taxes payable	—	—	—	—	267,983	—	—	40,066	—	—
Accrued trustees’ fees and expenses (Note 3)	61	56	413	540	139,703	27	198	350	—	—

TOTAL LIABILITIES	8,380,375	15,052,389	51,150,637	97,084,127	124,932,375	19,782,000	50,527,302	32,694,221	2,431,767	662,654

NET ASSETS	$55,231,790	$63,757,810	$898,948,275	$877,131,062	$4,225,865,330	$95,450,348	$529,105,787	$549,654,703	$12,583,682	$4,701,501

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$93,408,619	$90,884,600	$782,214,338	$827,577,711	$4,496,999,666	$107,169,016	$585,131,897	$605,779,574	$11,082,111	$4,827,947
Undistributed (distribution in excess of) net investment income	111,465	(1,320)	7,953,788	(8,024,469)	(198,727,287)	426,945	2,866,286	4,788,643	82,287	(3,635)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,131,550)	(22,512,077)	(2,666,208)	13,368,564	(599,686,834)	(16,175,018)	(56,673,787)	(62,820,453)	(5,270)	(120,906)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $267,983, $0, $0, $40,066, $0, $0, respectively)	(20,158,540)	(4,615,921)	111,418,580	44,216,703	527,231,790	4,028,274	(2,238,592)	1,888,255	1,424,221	(1,915)
Foreign currency	1,796	2,528	27,777	(7,447)	47,995	1,131	19,983	18,684	333	10

NET ASSETS	$55,231,790	$63,757,810	$898,948,275	$877,131,062	$4,225,865,330	$95,450,348	$529,105,787	$549,654,703	$12,583,682	$4,701,501

NET ASSET VALUE PER SHARE
Net asset value per share	$61.37	$70.84	$29.38	$34.00	$41.13	$47.73	$50.15	$35.69	$62.92	$47.02

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	900,000	30,600,000	25,800,000	102,735,379	2,000,000	10,550,000	15,400,000	200,000	100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$75,307,437	$67,766,758	$782,003,726	$826,578,274	$3,684,624,762	$91,215,923	$528,067,005	$543,306,534	$10,998,650	$4,700,337
Affiliated issuers	8,331,149	15,241,690	48,702,755	96,433,278	120,442,339	14,339,197	38,613,580	32,460,741	2,532,500	660,229

Total cost of investments	$83,638,586	$83,008,448	$830,706,481	$923,011,552	$3,805,067,101	$105,555,120	$566,680,585	$575,767,275	$13,531,150	$5,360,566

Foreign currency, at cost	$54,518	$355,738	$2,542,277	$2,365,306	$4,269,241	$491,572	$1,614,420	$2,266,126	$25,606	$4,188

* Includes investments in securities on loan, at value	$8,012,892	$14,178,163	$49,068,774	$90,890,124	$86,360,511	$13,871,804	$36,126,722	$33,570,933	$2,408,388	$640,923

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2014 (Unaudited)

									SPDR S&P International	SPDR S&P International
									Consumer	Consumer
				SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples
	SPDR MSCI EM Beyond	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector
	BRIC ETF	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$6,139,175	$129,745,079	$72,585,473	$16,605,046	$1,385,450,135	$55,512,807	$641,832,634	$1,093,781,224	$19,427,650	$37,534,001
Investments in securities of affiliated issuers, at value (Note 3)	119,181	14,303,613	13,710,018	2,922,779	217,164,394	7,596,748	38,623,284	61,460,230	606,348	1,885,024

Total Investments	6,258,356	144,048,692	86,295,491	19,527,825	1,602,614,529	63,109,555	680,455,918	1,155,241,454	20,033,998	39,419,025
Foreign currency, at value	9,974	128,563	93,444	39,004	5,310,839	388,356	2,138,010	558,517	8,913	39,006
Receivable for investments sold	6,342	—	—	—	—	—	926,319	—	3,904,818	—
Receivable for fund shares sold	—	—	—	—	—	—	—	8,714,016	—	—
Receivable for foreign currency contracts sold	—	—	—	—	4,180,000	—	—	—	—	—
Receivable for foreign taxes recoverable	683	72,544	41,254	3,316	530,773	17,013	11,955	156,011	8,494	39,419
Dividends and interest receivable — unaffiliated issuers	11,712	1,075,409	588,201	59,389	5,090,285	211,925	687,035	3,019,587	88,892	252,813
Dividends receivable — affiliated issuers	3	1	6	1	95	—	56	165	5	5

TOTAL ASSETS	6,287,070	145,325,209	87,018,396	19,629,535	1,617,726,521	63,726,849	684,219,293	1,167,689,750	24,045,120	39,750,268

LIABILITIES
Payable upon return of securities loaned	119,181	14,293,744	13,510,788	2,846,232	210,761,578	7,586,827	36,705,169	49,574,378	516,580	1,686,812
Payable for investments purchased	—	—	—	—	—	—	—	13,103,650	—	—
Due to custodian	1,277	—	—	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	3,875,598	—
Payable for foreign currency contracts purchased	—	—	—	—	4,180,352	—	—	—	—	—
Distributions payable	—	—	—	72,342	10,001,408	—	—	5,746,725	27,136	192,949
Accrued advisory fee (Note 3)	10,506	163,490	111,338	13,429	1,469,115	60,364	1,042,686	1,268,328	29,486	45,657
Deferred foreign taxes payable	—	—	—	—	84,869	—	590,900	29,914	—	—
Accrued trustees’ fees and expenses (Note 3)	13	78	66	5	1,002	30	635	764	10	26

TOTAL LIABILITIES	130,977	14,457,312	13,622,192	2,932,008	226,498,324	7,647,221	38,339,390	69,723,759	4,448,810	1,925,444

NET ASSETS	$6,156,093	$130,867,897	$73,396,204	$16,697,527	$1,391,228,197	$56,079,628	$645,879,903	$1,097,965,991	$19,596,310	$37,824,824

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$6,057,747	$138,791,563	$89,933,183	$15,652,047	$1,477,877,895	$49,568,688	$765,255,778	$1,048,360,037	$18,009,523	$33,224,444
Undistributed (distribution in excess of) net investment income	9,388	661,236	(667,959)	16,086	173,040	(207,885)	1,058,667	(13,979,477)	69,661	22,135
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,128)	(1,847,113)	(6,112,782)	345,194	(148,920,475)	160,741	(61,239,305)	(19,341,573)	(18,921)	(59,495)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $84,869, $0, $590,900, $29,914, $0, $0, respectively)	113,015	(6,727,833)	(9,750,963)	683,473	61,986,109	6,553,074	(59,218,474)	82,921,882	1,535,343	4,634,444
Foreign currency	71	(9,956)	(5,275)	727	111,628	5,010	23,237	5,122	704	3,296

NET ASSETS	$6,156,093	$130,867,897	$73,396,204	$16,697,527	$1,391,228,197	$56,079,628	$645,879,903	$1,097,965,991	$19,596,310	$37,824,824

NET ASSET VALUE PER SHARE
Net asset value per share	$61.56	$43.62	$48.93	$66.79	$48.47	$32.99	$47.49	$43.57	$39.19	$39.82

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	3,000,000	1,500,075	250,000	28,701,326	1,700,000	13,600,000	25,200,000	500,000	950,000

COST OF INVESTMENTS:
Unaffiliated issuers	$6,026,160	$136,472,912	$82,336,436	$15,921,573	$1,323,379,157	$48,959,733	$700,460,208	$1,010,829,428	$17,892,307	$32,899,557
Affiliated issuers	119,181	14,303,613	13,710,018	2,922,779	217,164,394	7,596,748	38,623,284	61,460,230	606,348	1,885,024

Total cost of investments	$6,145,341	$150,776,525	$96,046,454	$18,844,352	$1,540,543,551	$56,556,481	$739,083,492	$1,072,289,658	$18,498,655	$34,784,581

Foreign currency, at cost	$9,883	$129,180	$93,710	$38,797	$5,280,709	$383,209	$2,117,157	$557,460	$8,911	$38,789

* Includes investments in securities on loan, at value	$116,204	$13,615,680	$12,766,568	$2,764,409	$208,338,258	$7,390,478	$42,769,377	$48,399,980	$570,149	$1,606,137

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2014 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Energy	Financial	Health	Industrial	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Care Sector	Sector	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$13,177,208	$11,053,978	$58,086,641	$26,788,687	$9,271,715	$14,260,558	$30,491,219	$63,011,712
Investments in securities of affiliated issuers, at value (Note 3)	2,332,505	396,316	1,038,638	1,058,451	1,033,858	492,310	4,494,721	2,816,978

Total Investments	15,509,713	11,450,294	59,125,279	27,847,138	10,305,573	14,752,868	34,985,940	65,828,690
Foreign currency, at value	83,815	42,594	243,568	158,429	49,264	36,183	103,673	68,506
Receivable for investments sold	—	—	284,556	—	—	—	—	—
Receivable for fund shares sold	—	1,098,284	—	—	—	—	—	2,871,126
Receivable for foreign currency contracts sold	—	—	280,305	—	—	—	—	—
Receivable for foreign taxes recoverable	2,365	2,928	159,200	12,238	5,134	3,826	14,862	19,852
Dividends and interest receivable — unaffiliated issuers	18,703	62,217	168,285	96,149	39,094	34,885	75,347	71,376
Dividends receivable — affiliated issuers	1	1	6	2	2	1	34	4

TOTAL ASSETS	15,614,597	12,656,318	60,261,199	28,113,956	10,399,067	14,827,763	35,179,856	68,859,554

LIABILITIES
Payable upon return of securities loaned	2,257,809	362,465	587,672	953,434	993,197	471,367	1,701,482	2,579,449
Payable for investments purchased	—	1,107,238	216,867	—	—	—	—	2,887,175
Payable for foreign currency contracts purchased	—	—	283,014	—	—	—	—	—
Distributions payable	61,236	33,655	427,978	85,750	39,597	4,281	2,738,233	181,125
Accrued advisory fee (Note 3)	15,799	10,997	73,352	32,259	11,471	17,337	45,494	67,605
Accrued trustees’ fees and expenses (Note 3)	8	3	42	3	7	6	16	25

TOTAL LIABILITIES	2,334,852	1,514,358	1,588,925	1,071,446	1,044,272	492,991	4,485,225	5,715,379

NET ASSETS	$13,279,745	$11,141,960	$58,672,274	$27,042,510	$9,354,795	$14,334,772	$30,694,631	$63,144,175

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$14,720,580	$12,342,541	$47,001,439	$26,041,787	$13,652,441	$13,962,168	$30,832,325	$60,761,578
Undistributed (distribution in excess of) net investment income	6,086	(13,821)	102,888	66,955	15,007	1,511	245,849	(221,001)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(756,329)	(1,013,676)	102,745	(538,150)	(1,216,848)	(380,787)	(2,154,025)	(2,359,858)
Net unrealized appreciation (depreciation) on:
Investments	(690,935)	(173,648)	11,460,650	1,471,996	(3,096,727)	751,908	1,769,876	4,961,837
Foreign currency	343	564	4,552	(78)	922	(28)	606	1,619

NET ASSETS	$13,279,745	$11,141,960	$58,672,274	$27,042,510	$9,354,795	$14,334,772	$30,694,631	$63,144,175

NET ASSET VALUE PER SHARE
Net asset value per share	$26.56	$22.28	$46.94	$31.81	$23.39	$31.86	$26.69	$19.13

Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	500,000	1,250,000	850,000	400,000	450,000	1,150,000	3,300,000

COST OF INVESTMENTS:
Unaffiliated issuers	$13,868,143	$11,227,626	$46,625,991	$25,316,691	$12,368,442	$13,508,650	$28,721,343	$58,049,875
Affiliated issuers	2,332,505	396,316	1,038,638	1,058,451	1,033,858	492,310	4,494,721	2,816,978

Total cost of investments	$16,200,648	$11,623,942	$47,664,629	$26,375,142	$13,402,300	$14,000,960	$33,216,064	$60,866,853

Foreign currency, at cost	$83,503	$42,197	$242,539	$158,205	$48,553	$36,050	$103,531	$68,087

* Includes investments in securities on loan, at value	$2,314,920	$485,298	$568,114	$1,002,847	$950,023	$469,634	$1,689,211	$2,468,838

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$7,346,915	$40,406,058	$1,254,363	$17,710	$246,949	$1,178,075	$1,589,785	$6,132,419	$1,153,533	$501,188
Dividend income on securities of affiliated issuers (Note 3)	119	685	334	12	45	283	555	177	138	45
Affiliated securities lending — net (Note 3 and Note 8)	24,077	1,056,413	77,501	1,642	340	588,800	41,571	392,511	10,984	1,557
Interest income (Note 2)	—	—	3,165	—	—	—	727	1,296	—	—
Foreign taxes withheld	(196,447)	(3,955,261)	(194,075)	(983)	(40,893)	(11,695)	(188,142)	(873,714)	(197,135)	(92,138)

TOTAL INVESTMENT INCOME (LOSS)	7,174,664	37,507,895	1,141,288	18,381	206,441	1,755,463	1,444,496	5,652,689	967,520	410,652

EXPENSES
Advisory fee (Note 3)	259,532	6,742,495	1,171,572	8,626	77,501	2,476,592	641,545	1,477,229	538,759	234,491
Trustees’ fees and expenses (Note 3)	1,132	35,012	3,822	22	307	8,503	2,106	5,162	2,286	743
Miscellaneous expenses	—	—	452	—	—	3,233	700	2,060	—	—

TOTAL EXPENSES	260,664	6,777,507	1,175,846	8,648	77,808	2,488,328	644,351	1,484,451	541,045	235,234

NET INVESTMENT INCOME (LOSS)	6,914,000	30,730,388	(34,558)	9,733	128,633	(732,865)	800,145	4,168,238	426,475	175,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,503,619)	77,221,790	1,714,877	26,349	(5,519,162)	19,898,445	96,497	(37,994,247)	(8,618,154)	(1,613,531)
Foreign currency transactions	16,308	140,044	46,847	5,302	883	503	(56,396)	(415,091)	84	6,582
Futures	—	—	—	—	—	—	49,280	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $728,270, $15,319, $0, $0, $111,837, $173,110, $0, $0, respectively)	8,182,676	373,443,040	11,615,421	200,836	2,681,233	(32,149,934)	(1,231,602)	7,198,807	(2,405,934)	(5,410,654)
Foreign currency transactions	(1,567)	7,271	(92,388)	90	(87)	(88)	17,325	71,441	27	(6,308)
Futures	—	—	—	—	—	—	62,278	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	5,693,798	450,812,145	13,284,757	232,577	(2,837,133)	(12,251,074)	(1,062,618)	(31,139,090)	(11,023,977)	(7,023,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,607,798	$481,542,533	$13,250,199	$242,310	$(2,708,500)	$(12,983,939)	$(262,473)	$(26,970,852)	$(10,597,502)	$(6,848,493)

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$7,346,915	$40,406,058	$1,254,363	$17,710	$246,949	$1,178,075	$1,589,785	$6,132,419	$1,153,533	$501,188
Dividend income on securities of affiliated issuers (Note 3)	119	685	334	12	45	283	555	177	138	45
Affiliated securities lending — net (Note 3 and Note 8)	24,077	1,056,413	77,501	1,642	340	588,800	41,571	392,511	10,984	1,557
Interest income (Note 2)	—	—	3,165	—	—	—	727	1,296	—	—
Foreign taxes withheld	(196,447)	(3,955,261)	(194,075)	(983)	(40,893)	(11,695)	(188,142)	(873,714)	(197,135)	(92,138)

TOTAL INVESTMENT INCOME (LOSS)	7,174,664	37,507,895	1,141,288	18,381	206,441	1,755,463	1,444,496	5,652,689	967,520	410,652

EXPENSES
Advisory fee (Note 3)	259,532	6,742,495	1,171,572	8,626	77,501	2,476,592	641,545	1,477,229	538,759	234,491
Trustees’ fees and expenses (Note 3)	1,132	35,012	3,822	22	307	8,503	2,106	5,162	2,286	743
Miscellaneous expenses	—	—	452	—	—	3,233	700	2,060	—	—

TOTAL EXPENSES	260,664	6,777,507	1,175,846	8,648	77,808	2,488,328	644,351	1,484,451	541,045	235,234

NET INVESTMENT INCOME (LOSS)	6,914,000	30,730,388	(34,558)	9,733	128,633	(732,865)	800,145	4,168,238	426,475	175,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,503,619)	77,221,790	1,714,877	26,349	(5,519,162)	19,898,445	96,497	(37,994,247)	(8,618,154)	(1,613,531)
Foreign currency transactions	16,308	140,044	46,847	5,302	883	503	(56,396)	(415,091)	84	6,582
Futures	—	—	—	—	—	—	49,280	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $728,270, $15,319, $0, $0, $111,837, $173,110, $0, $0, respectively)	8,182,676	373,443,040	11,615,421	200,836	2,681,233	(32,149,934)	(1,231,602)	7,198,807	(2,405,934)	(5,410,654)
Foreign currency transactions	(1,567)	7,271	(92,388)	90	(87)	(88)	17,325	71,441	27	(6,308)
Futures	—	—	—	—	—	—	62,278	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	5,693,798	450,812,145	13,284,757	232,577	(2,837,133)	(12,251,074)	(1,062,618)	(31,139,090)	(11,023,977)	(7,023,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,607,798	$481,542,533	$13,250,199	$242,310	$(2,708,500)	$(12,983,939)	$(262,473)	$(26,970,852)	$(10,597,502)	$(6,848,493)

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

		SPDR S&P Emerging					SPDR S&P Global
	SPDR S&P Emerging	Middle			SPDR Dow Jones International	SPDR S&P Global	Natural
	Latin America	East & Africa		SPDR S&P International	Real Estate	Infrastructure	Resources		SPDR MSCI	SPDR MSCI EM
	ETF	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	50 ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$862,360	$1,026,803	$14,003,565	$8,139,573	$67,208,727	$1,175,579	$5,689,674	$9,157,587	$128,297	$14,145
Dividend income on securities of affiliated issuers (Note 3)	47	37	272	996	2,150	35	327	226	24	1
Affiliated securities lending — net (Note 3 and Note 8)	15,112	18,416	184,016	352,334	428,150	19,502	64,940	108,850	2,174	395
Interest income (Note 2)	—	—	687	1,370	—	—	165	764	—	—
Foreign taxes withheld	(86,918)	(135,614)	(722,984)	(752,146)	(5,891,098)	(68,234)	(308,441)	(501,013)	(4,498)	(2,404)

TOTAL INVESTMENT INCOME (LOSS)	790,601	909,642	13,465,556	7,742,127	61,747,929	1,126,882	5,446,665	8,766,414	125,997	12,137

EXPENSES
Advisory fee (Note 3)	170,753	190,183	1,363,793	2,478,102	12,276,281	148,223	919,351	864,392	11,881	8,459
Trustees’ fees and expenses (Note 3)	630	655	6,906	7,844	39,183	647	4,024	4,769	59	23
Miscellaneous expenses	—	—	577	95	—	48	—	135	—	—

TOTAL EXPENSES	171,383	190,838	1,371,276	2,486,041	12,315,464	148,918	923,375	869,296	11,940	8,482

NET INVESTMENT INCOME	619,218	718,804	12,094,280	5,256,086	49,432,465	977,964	4,523,290	7,897,118	114,057	3,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,386,542)	(366,792)	15,637,730	49,083,923	12,203,220	(911,250)	(3,345,926)	2,886,191	(4,317)	(978)
Foreign currency transactions	(10,388)	(1,206)	30,199	(70,419)	(92,111)	(50)	42,823	(3,882)	(1,094)	(825)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $267,983, $0, $0, $40,066, $0, $0, respectively)	1,834,743	3,805,673	15,367,445	(3,108,052)	(35,963,567)	8,497,928	19,421,345	15,808,586	643,793	52,499
Foreign currency transactions	5,940	(5,241)	(100,827)	(209,063)	(99,522)	466	(14,312)	(11,250)	267	11

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(2,556,247)	3,432,434	30,934,547	45,696,389	(23,951,980)	7,587,094	16,103,930	18,679,645	638,649	50,707

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,937,029)	$4,151,238	$43,028,827	$50,952,475	$25,480,485	$8,565,058	$20,627,220	$26,576,763	$752,706	$54,362

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

									SPDR S&P International	SPDR S&P International
									Consumer	Consumer
				SPDR S&P Global	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples
	SPDR MSCI EM Beyond	SPDR Russell/Nomura	SPDR Russell/Nomura	Dividend	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector
	BRIC ETF (1)	PRIME Japan ETF	Small Cap Japan ETF	ETF	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$36,230	$1,412,258	$785,900	$225,952	$26,592,916	$501,731	$5,381,408	$18,889,783	$187,110	$442,327
Dividend income on securities of affiliated issuers (Note 3)	18	39	42	5	519	49	648	645	14	17
Affiliated securities lending — net (Note 3 and Note 8)	36	13,339	51,116	7,461	1,128,040	16,164	522,970	92,515	3,418	3,758
Interest income (Note 2)	—	—	—	—	407	8	591	810	—	—
Foreign taxes withheld	(4,049)	(140,365)	(78,163)	(17,697)	(2,794,015)	(46,053)	(385,249)	(685,918)	(16,012)	(19,074)

TOTAL INVESTMENT INCOME (LOSS)	32,235	1,285,271	758,895	215,721	24,927,867	471,899	5,520,368	18,297,835	174,530	427,028

EXPENSES
Advisory fee (Note 3)	13,120	325,645	235,794	23,225	3,005,605	117,435	2,288,871	2,565,207	56,034	92,634
Trustees’ fees and expenses (Note 3)	27	1,195	922	71	13,010	463	7,460	9,905	195	365
Miscellaneous expenses	—	—	43	—	1,921	181	312	117	—	—

TOTAL EXPENSES	13,147	326,840	236,759	23,296	3,020,536	118,079	2,296,643	2,575,229	56,229	92,999

NET INVESTMENT INCOME	19,088	958,431	522,136	192,425	21,907,331	353,820	3,223,725	15,722,606	118,301	334,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	55,112	1,264,049	2,984,062	319,230	31,433,793	159,131	(26,903,545)	13,845,396	1,703,165	(21,230)
Foreign currency transactions	(4,782)	(36,686)	(34,421)	(349)	(10,200)	1,571	351,915	(19,539)	(166)	3,308
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $84,869, $0, $590,900, $29,914, $0, $0, respectively)	113,015	(6,380,934)	(6,017,072)	408,075	23,217,492	3,166,922	51,657,713	17,541,657	(1,058,772)	852,957
Foreign currency transactions	71	(16,984)	(9,949)	390	45,952	786	29,583	(2,881)	(1,224)	(938)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	163,416	(5,170,555)	(3,077,380)	727,346	54,687,037	3,328,410	25,135,666	31,364,633	643,003	834,097

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$182,504	$(4,212,124)	$(2,555,244)	$919,771	$76,594,368	$3,682,230	$28,359,391	$47,087,239	$761,304	$1,168,126

(1)	For the period December 4, 2013 (commencement of operations) to March 31, 2014.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2014 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Energy	Financial	Health	Industrial	Materials	Technology	Telecommunications	Utilities
	Sector	Sector	Care Sector	Sector	Sector	Sector	Sector	Sector
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$209,380	$132,001	$883,945	$275,787	$83,400	$70,902	$3,436,375	$710,723
Dividend income on securities of affiliated issuers (Note 3)	7	3	10	21	6	6	43	18
Affiliated securities lending — net (Note 3 and Note 8)	4,464	2,369	5,272	4,857	993	1,570	5,489	16,136
Foreign taxes withheld	(15,087)	(8,939)	(92,946)	(24,068)	(4,438)	(7,294)	(34,559)	(59,849)

TOTAL INVESTMENT INCOME (LOSS)	198,764	125,434	796,281	256,597	79,961	65,184	3,407,348	667,028

EXPENSES
Advisory fee (Note 3)	31,801	20,247	149,797	56,538	23,187	33,179	89,576	127,780
Trustees’ fees and expenses (Note 3)	122	68	602	151	89	114	331	384

TOTAL EXPENSES	31,923	20,315	150,399	56,689	23,276	33,293	89,907	128,164

NET INVESTMENT INCOME	166,841	105,119	645,882	199,908	56,685	31,891	3,317,441	538,864

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(99,844)	4,495	3,146,115	(135,621)	(580,524)	33,340	1,244,395	(1,081,859)
Foreign currency transactions	(1,055)	(1,198)	7,278	(2,744)	(1,882)	(306)	6,215	4,046
Net change in unrealized appreciation (depreciation) on:
Investments	862,616	310,423	3,868,022	1,129,391	684,833	844,056	(1,739,661)	5,247,724
Foreign currency transactions	231	(789)	(2,183)	(517)	(55)	(691)	(2,773)	(1,044)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	761,948	312,931	7,019,232	990,509	102,372	876,399	(491,824)	4,168,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$928,789	$418,050	$7,665,114	$1,190,417	$159,057	$908,290	$2,825,617	$4,707,731

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Small Cap Emerging Asia Pacific ETF		SPDR S&P Russia ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,914,000	$2,065,194	$30,730,388	$66,149,755	$(34,558)	$9,202,331	$9,733	$44,677	$128,633	$891,023
Net realized gain (loss) on investments and foreign currency transactions	(2,487,311)	(3,104,716)	77,361,834	(30,134,141)	1,761,724	3,609,244	31,651	136,349	(5,518,279)	(1,344,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,181,109	12,036,292	373,450,311	444,839,498	11,523,033	7,175,933	200,926	2,458	2,681,146	77,537

Net increase (decrease) in net assets resulting from operations	12,607,798	10,996,770	481,542,533	480,855,112	13,250,199	19,987,508	242,310	183,484	(2,708,500)	(376,030)

Net equalization credits and charges (Note 2)	263,319	223,606	3,510,115	7,095,433	—	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,143,208)	(2,238,311)	(33,836,899)	(70,388,040)	(4,274,365)	(9,689,381)	(80,566)	(82,790)	(273,182)	(1,635,671)
Net realized gains	—	—	—	—	—	—	(134,560)	(159,902)	—	—

Total distributions to shareholders	(7,143,208)	(2,238,311)	(33,836,899)	(70,388,040)	(4,274,365)	(9,689,381)	(215,126)	(242,692)	(273,182)	(1,635,671)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	114,504,535	62,852,261	1,727,445,480	1,969,784,076	30,022,016	136,076,085	2,000,595	—	13,403,035	8,112,863
Cost of shares redeemed	—	—	(220,742,358)	(88,807,992)	(22,458,451)	(136,683,349)	—	—	(20,645,800)	(14,799,855)
Net income equalization (Note 2)	(263,319)	(223,606)	(3,510,115)	(7,095,433)	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	114,241,216	62,628,655	1,503,193,007	1,873,880,651	7,563,565	(607,264)	2,000,595	—	(7,242,765)	(6,686,992)

Net increase (decrease) in net assets during the period	119,969,125	71,610,720	1,954,408,756	2,291,443,156	16,539,399	9,690,863	2,027,779	(59,208)	(10,224,447)	(8,698,693)
Net assets at beginning of period	109,419,370	37,808,650	3,285,262,734	993,819,578	399,460,170	389,769,307	2,161,998	2,221,206	31,263,979	39,962,672

NET ASSETS END OF PERIOD (1)	$229,388,495	$109,419,370	$5,239,671,490	$3,285,262,734	$415,999,569	$399,460,170	$4,189,777	$2,161,998	$21,039,532	$31,263,979

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,000,000	1,800,000	42,600,000	56,150,000	400,000	1,800,000	50,000	—	550,000	300,000
Shares redeemed	—	—	(5,400,000)	(2,550,000)	(300,000)	(1,800,000)	—	—	(800,000)	(550,000)

Net increase (decrease)	3,000,000	1,800,000	37,200,000	53,600,000	100,000	—	50,000	—	(250,000)	(250,000)

(1) Including undistributed (distribution in excess of) net investment income	$(336,421)	$(107,213)	$(10,357,469)	$(7,250,958)	$(732,001)	$3,576,922	$(30,264)	$40,569	$32,406	$176,955

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(732,865)	$22,727,557	$800,145	$4,195,721	$4,168,238	$25,849,239	$426,475	$6,782,458	$175,418	$2,078,172
Net realized gain (loss) on investments, foreign currency transactions and futures	19,898,948	18,816,625	89,381	3,401,931	(38,409,338)	(36,129,078)	(8,618,070)	(1,311,787)	(1,606,949)	(2,334,901)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	(32,150,022)	68,099,951	(1,151,999)	(7,859,196)	7,270,248	(20,200,185)	(2,405,907)	4,799,748	(5,416,962)	744,377

Net increase (decrease) in net assets resulting from operations	(12,983,939)	109,644,133	(262,473)	(261,544)	(26,970,852)	(30,480,024)	(10,597,502)	10,270,419	(6,848,493)	487,648

Net equalization credits and charges (Note 2)	—	—	—	—	81,051	915,330	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,642,119)	(22,082,234)	(1,742,271)	(4,153,364)	(3,063,052)	(25,279,698)	(1,318,858)	(8,143,671)	(611,785)	(3,277,881)

Total distributions to shareholders	(5,642,119)	(22,082,234)	(1,742,271)	(4,153,364)	(3,063,052)	(25,279,698)	(1,318,858)	(8,143,671)	(611,785)	(3,277,881)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	97,050,653	388,373,083	45,665,643	110,762,999	11,621,383	310,124,018	7,144,434	28,801,793	12,022,701	17,309,678
Cost of shares redeemed	(200,601,610)	(337,502,530)	(36,158,776)	(82,959,082)	(48,575,340)	(17,752,518)	(84,690,441)	(79,812,083)	(3,619,437)	(24,673,060)
Net income equalization (Note 2)	—	—	—	—	(81,051)	(915,330)	—	—	—	—
Other capital (Note 4)	—	4,199	—	—	92,101	523,932	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(103,550,957)	50,874,752	9,506,867	27,803,917	(36,942,907)	291,980,102	(77,546,007)	(51,010,290)	8,403,264	(7,363,382)

Net increase (decrease) in net assets during the period	(122,177,015)	138,436,651	7,502,123	23,389,009	(66,895,760)	237,135,710	(89,462,367)	(48,883,542)	942,986	(10,153,615)
Net assets at beginning of period	897,622,611	759,185,960	189,411,510	166,022,501	538,651,170	301,515,460	247,440,681	296,324,223	76,485,438	86,639,053

NET ASSETS END OF PERIOD (1)	$775,445,596	$897,622,611	$196,913,633	$189,411,510	$471,755,410	$538,651,170	$157,978,314	$247,440,681	$77,428,424	$76,485,438

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	5,400,000	700,000	1,700,000	300,000	6,900,000	300,000	1,200,000	300,000	400,000
Shares redeemed	(2,700,000)	(4,900,000)	(600,000)	(1,300,000)	(1,300,000)	(450,000)	(3,800,000)	(3,500,000)	(100,000)	(600,000)

Net increase (decrease)	(1,400,000)	500,000	100,000	400,000	(1,000,000)	6,450,000	(3,500,000)	(2,300,000)	200,000	(200,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,075,478)	$5,299,506	$347,080	$1,289,206	$(537,293)	$(1,642,479)	$209,811	$1,102,194	$15,644	$452,011

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(732,865)	$22,727,557	$800,145	$4,195,721	$4,168,238	$25,849,239	$426,475	$6,782,458	$175,418	$2,078,172
Net realized gain (loss) on investments, foreign currency transactions and futures	19,898,948	18,816,625	89,381	3,401,931	(38,409,338)	(36,129,078)	(8,618,070)	(1,311,787)	(1,606,949)	(2,334,901)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	(32,150,022)	68,099,951	(1,151,999)	(7,859,196)	7,270,248	(20,200,185)	(2,405,907)	4,799,748	(5,416,962)	744,377

Net increase (decrease) in net assets resulting from operations	(12,983,939)	109,644,133	(262,473)	(261,544)	(26,970,852)	(30,480,024)	(10,597,502)	10,270,419	(6,848,493)	487,648

Net equalization credits and charges (Note 2)	—	—	—	—	81,051	915,330	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,642,119)	(22,082,234)	(1,742,271)	(4,153,364)	(3,063,052)	(25,279,698)	(1,318,858)	(8,143,671)	(611,785)	(3,277,881)

Total distributions to shareholders	(5,642,119)	(22,082,234)	(1,742,271)	(4,153,364)	(3,063,052)	(25,279,698)	(1,318,858)	(8,143,671)	(611,785)	(3,277,881)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	97,050,653	388,373,083	45,665,643	110,762,999	11,621,383	310,124,018	7,144,434	28,801,793	12,022,701	17,309,678
Cost of shares redeemed	(200,601,610)	(337,502,530)	(36,158,776)	(82,959,082)	(48,575,340)	(17,752,518)	(84,690,441)	(79,812,083)	(3,619,437)	(24,673,060)
Net income equalization (Note 2)	—	—	—	—	(81,051)	(915,330)	—	—	—	—
Other capital (Note 4)	—	4,199	—	—	92,101	523,932	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(103,550,957)	50,874,752	9,506,867	27,803,917	(36,942,907)	291,980,102	(77,546,007)	(51,010,290)	8,403,264	(7,363,382)

Net increase (decrease) in net assets during the period	(122,177,015)	138,436,651	7,502,123	23,389,009	(66,895,760)	237,135,710	(89,462,367)	(48,883,542)	942,986	(10,153,615)
Net assets at beginning of period	897,622,611	759,185,960	189,411,510	166,022,501	538,651,170	301,515,460	247,440,681	296,324,223	76,485,438	86,639,053

NET ASSETS END OF PERIOD (1)	$775,445,596	$897,622,611	$196,913,633	$189,411,510	$471,755,410	$538,651,170	$157,978,314	$247,440,681	$77,428,424	$76,485,438

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	5,400,000	700,000	1,700,000	300,000	6,900,000	300,000	1,200,000	300,000	400,000
Shares redeemed	(2,700,000)	(4,900,000)	(600,000)	(1,300,000)	(1,300,000)	(450,000)	(3,800,000)	(3,500,000)	(100,000)	(600,000)

Net increase (decrease)	(1,400,000)	500,000	100,000	400,000	(1,000,000)	6,450,000	(3,500,000)	(2,300,000)	200,000	(200,000)

(1) Including undistributed (distribution in excess of) net investment income	$(1,075,478)	$5,299,506	$347,080	$1,289,206	$(537,293)	$(1,642,479)	$209,811	$1,102,194	$15,644	$452,011

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR S&P World
	SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$619,218	$2,339,805	$718,804	$1,770,721	$12,094,280	$15,349,823	$5,256,086	$16,269,854	$49,432,465	$114,781,571
Net realized gain (loss) on investments and foreign currency transactions	(4,396,930)	(8,592,846)	(367,998)	(125,742)	15,667,929	893,089	49,013,504	1,499,253	12,111,109	(30,255,937)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,840,683	(1,962,558)	3,800,432	(3,940,186)	15,266,618	83,415,887	(3,317,115)	131,358,676	(36,063,089)	356,953,647

Net increase (decrease) in net assets resulting from operations	(1,937,029)	(8,215,599)	4,151,238	(2,295,207)	43,028,827	99,658,799	50,952,475	149,127,783	25,480,485	441,479,281

Net equalization credits and charges (Note 2)	—	—	—	—	—	—	—	—	(375,326)	1,545,942

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(695,435)	(2,132,567)	(1,329,913)	(1,967,723)	(7,614,476)	(14,411,748)	(20,682,900)	(17,144,709)	(113,742,757)	(229,349,200)

Total distributions to shareholders	(695,435)	(2,132,567)	(1,329,913)	(1,967,723)	(7,614,476)	(14,411,748)	(20,682,900)	(17,144,709)	(113,742,757)	(229,349,200)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	15,218,912	—	—	207,812,677	197,451,754	36,368,785	74,024,552	320,085,832	836,455,196
Cost of shares redeemed	(12,710,781)	(48,350,490)	(6,598,281)	(20,188,372)	(33,034,102)	(5,225,766)	(3,378,508)	(71,216,675)	(51,857,284)	(139,344,175)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	375,326	(1,545,942)

Net increase (decrease) in net assets from beneficial interest transactions	(12,710,781)	(33,131,578)	(6,598,281)	(20,188,372)	174,778,575	192,225,988	32,990,277	2,807,877	268,603,874	695,565,079

Net increase (decrease) in net assets during the period	(15,343,245)	(43,479,744)	(3,776,956)	(24,451,302)	210,192,926	277,473,039	63,259,852	134,790,951	179,966,276	909,241,102
Net assets at beginning of period	70,575,035	114,054,779	67,534,766	91,986,068	688,755,349	411,282,310	813,871,210	679,080,259	4,045,899,054	3,136,657,952

NET ASSETS END OF PERIOD (1)	$55,231,790	$70,575,035	$63,757,810	$67,534,766	$898,948,275	$688,755,349	$877,131,062	$813,871,210	$4,225,865,330	$4,045,899,054

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	200,000	—	—	7,200,000	7,600,000	1,100,000	2,500,000	7,700,000	19,900,000
Shares redeemed	(200,000)	(700,000)	(100,000)	(300,000)	(1,200,000)	(200,000)	(100,000)	(2,400,000)	(1,300,000)	(3,400,000)

Net increase (decrease)	(200,000)	(500,000)	(100,000)	(300,000)	6,000,000	7,400,000	1,000,000	100,000	6,400,000	16,500,000

(1) Including undistributed (distribution in excess of) net investment income	$111,465	$187,682	$(1,320)	$609,789	$7,953,788	$3,473,984	$(8,024,469)	$7,402,345	$(198,727,287)	$(134,416,995)

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR MSCI ACWI
	SPDR S&P Global Infrastructure ETF		SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR MSCI ACWI IMI ETF		SPDR MSCI EM 50 ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$977,964	$2,934,040	$4,523,290	$12,286,558	$7,897,118	$11,548,310	$114,057	$129,583	$3,655	$48,863
Net realized gain (loss) on investments and foreign currency transactions	(911,300)	(4,441,135)	(3,303,103)	(24,439,105)	2,882,309	2,319,544	(5,411)	7,748	(1,803)	(157,887)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,498,394	9,028,871	19,407,033	(8,661,313)	15,797,336	49,130,646	644,060	807,958	52,510	188,934

Net increase (decrease) in net assets resulting from operations	8,565,058	7,521,776	20,627,220	(20,813,860)	26,576,763	62,998,500	752,706	945,289	54,362	79,910

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,259,722)	(2,633,933)	(4,544,496)	(11,695,276)	(5,893,062)	(12,088,605)	(62,837)	(127,566)	(19,176)	(73,259)
Net realized gains	—	—	—	—	—	—	(8,630)	(1,624)	—	—

Total distributions to shareholders	(1,259,722)	(2,633,933)	(4,544,496)	(11,695,276)	(5,893,062)	(12,088,605)	(71,467)	(129,190)	(19,176)	(73,259)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	35,928,292	36,254,564	114,987,256	267,091,861	49,093,080	103,437,802	6,082,111	—	2,311,108	—
Cost of shares redeemed	—	(25,303,251)	(9,727,076)	(241,671,614)	(13,946,423)	(44,741,128)	—	—	—	(2,381,988)

Net increase (decrease) in net assets from beneficial interest transactions	35,928,292	10,951,313	105,260,180	25,420,247	35,146,657	58,696,674	6,082,111	—	2,311,108	(2,381,988)

Net increase (decrease) in net assets during the period	43,233,628	15,839,156	121,342,904	(7,088,889)	55,830,358	109,606,569	6,763,350	816,099	2,346,294	(2,375,337)
Net assets at beginning of period	52,216,720	36,377,564	407,762,883	414,851,772	493,824,345	384,217,776	5,820,332	5,004,233	2,355,207	4,730,544

NET ASSETS END OF PERIOD (1)	$95,450,348	$52,216,720	$529,105,787	$407,762,883	$549,654,703	$493,824,345	$12,583,682	$5,820,332	$4,701,501	$2,355,207

SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	900,000	2,350,000	5,300,000	1,400,000	3,200,000	100,000	—	50,000	—
Shares redeemed	—	(600,000)	(200,000)	(5,050,000)	(400,000)	(1,400,000)	—	—	—	(50,000)

Net increase (decrease)	800,000	300,000	2,150,000	250,000	1,000,000	1,800,000	100,000	—	50,000	(50,000)

(1) Including undistributed (distribution in excess of) net investment income	$426,945	$708,703	$2,866,286	$2,887,492	$4,788,643	$2,784,587	$82,287	$31,067	$(3,635)	$11,886

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI EM Beyond BRIC ETF	SPDR Russell/Nomura PRIME Japan ETF		SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P Global Dividend ETF		SPDR S&P International Dividend ETF
	For the Period	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended
	12/5/13*-	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	5/29/13*-	3/31/14	Year Ended
	3/31/14	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,088	$958,431	$867,579	$522,136	$1,043,072	$192,425	$75,772	$21,907,331	$86,637,668
Net realized gain (loss) on investments and foreign currency transactions	50,330	1,227,363	1,549,010	2,949,641	(215,566)	318,881	26,573	31,423,593	(46,935,898)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	113,086	(6,397,918)	3,253,088	(6,027,021)	15,230,408	408,465	275,735	23,263,444	63,058,089

Net increase (decrease) in net assets resulting from operations	182,504	(4,212,124)	5,669,677	(2,555,244)	16,057,914	919,771	378,080	76,594,368	102,759,859

Net equalization credits and charges (Note 2)	(3,407)	—	—	—	—	(12,918)	1,376	285,320	(6,819)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,700)	(1,087,324)	(236,411)	(1,763,577)	(1,106,374)	(189,565)	(62,806)	(25,680,481)	(85,860,472)

Total distributions to shareholders	(9,700)	(1,087,324)	(236,411)	(1,763,577)	(1,106,374)	(189,565)	(62,806)	(25,680,481)	(85,860,472)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,954,559	18,324,183	115,432,782	—	31,587,380	6,468,360	9,183,687	90,970,075	426,274,114
Cost of shares redeemed	(2,971,270)	(9,067,947)	(8,181,550)	(19,891,368)	(13,495,806)	—	—	(55,481,761)	(138,869,357)
Net income equalization (Note 2)	3,407	—	—	—	—	12,918	(1,376)	(285,320)	6,819

Net increase (decrease) in net assets from beneficial interest transactions	5,986,696	9,256,236	107,251,232	(19,891,368)	18,091,574	6,481,278	9,182,311	35,202,994	287,411,576

Net increase (decrease) in net assets during the period	6,156,093	3,956,788	112,684,498	(24,210,189)	33,043,114	7,198,566	9,498,961	86,402,201	304,304,144
Net assets at beginning of period	—	126,911,109	14,226,611	97,606,393	64,563,279	9,498,961	—	1,304,825,996	1,000,521,852

NET ASSETS END OF PERIOD (1)	$6,156,093	$130,867,897	$126,911,109	$73,396,204	$97,606,393	$16,697,527	$9,498,961	$1,391,228,197	$1,304,825,996

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	400,000	2,600,000	—	650,000	100,000	150,000	1,900,000	8,900,000
Shares redeemed	(50,000)	(200,000)	(200,000)	(400,000)	(300,000)	—	—	(1,200,000)	(3,000,000)

Net increase (decrease)	100,000	200,000	2,400,000	(400,000)	350,000	100,000	150,000	700,000	5,900,000

(1) Including undistributed (distribution in excess of) net investment income	$9,388	$661,236	$790,129	$(667,959)	$573,482	$16,086	$13,226	$173,040	$3,946,190

*	Commencement of operations.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF		SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$353,820	$840,610	$3,223,725	$17,739,188	$15,722,606	$22,926,192	$118,301	$214,116	$334,029	$722,469
Net realized gain (loss) on investments and foreign currency transactions	160,702	3,777,828	(26,551,630)	6,623,290	13,825,857	33,827,386	1,702,999	23,699	(17,922)	34,691
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,167,708	3,397,191	51,687,296	25,258,618	17,538,776	(10,972,036)	(1,059,996)	3,230,754	852,019	2,840,955

Net increase in net assets resulting from operations	3,682,230	8,015,629	28,359,391	49,621,096	47,087,239	45,781,542	761,304	3,468,569	1,168,126	3,598,115

Net equalization credits and charges (Note 2)	—	—	—	—	57,523	2,059,831	(4,040)	(5,822)	—	28,146

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,011,373)	(911,027)	(11,261,827)	(20,055,509)	(15,219,387)	(36,887,834)	(148,669)	(184,061)	(284,801)	(749,704)
Net realized gains	(3,056,290)	(80,604)	—	—	—	—	—	—	—	—

Total distributions to shareholders	(4,067,663)	(991,631)	(11,261,827)	(20,055,509)	(15,219,387)	(36,887,834)	(148,669)	(184,061)	(284,801)	(749,704)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,065,616	7,543,422	—	—	113,149,371	545,280,932	5,846,831	10,162,220	—	15,107,484
Cost of shares redeemed	—	(4,161,271)	(132,683,713)	(166,152,320)	(50,428,622)	(94,273,434)	(5,839,099)	—	—	—
Net income equalization (Note 2)	—	—	—	—	(57,523)	(2,059,831)	4,040	5,822	—	(28,146)
Other capital (Note 4)	—	—	—	606,781	—	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	10,065,616	3,382,151	(132,683,713)	(165,545,539)	62,663,226	448,947,667	11,772	10,168,042	—	15,079,338

Net increase (decrease) in net assets during the period	9,680,183	10,406,149	(115,586,149)	(135,979,952)	94,588,601	459,901,206	620,367	13,446,728	883,325	17,955,895
Net assets at beginning of period	46,399,445	35,993,296	761,466,052	897,446,004	1,003,377,390	543,476,184	18,975,943	5,529,215	36,941,499	18,985,604

NET ASSETS END OF PERIOD (1)	$56,079,628	$46,399,445	$645,879,903	$761,466,052	$1,097,965,991	$1,003,377,390	$19,596,310	$18,975,943	$37,824,824	$36,941,499

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	250,000	—	—	2,600,000	12,600,000	150,000	300,000	—	400,000
Shares redeemed	—	(150,000)	(2,900,000)	(3,700,000)	(1,200,000)	(2,200,000)	(150,000)	—	—	—

Net increase (decrease)	300,000	100,000	(2,900,000)	(3,700,000)	1,400,000	10,400,000	—	300,000	—	400,000

(1) Including undistributed (distribution in excess of) net investment income	$(207,885)	$449,668	$1,058,667	$9,096,769	$(13,979,477)	$(14,482,696)	$69,661	$100,029	$22,135	$(27,093)

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF		SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$166,841	$379,278	$105,119	$226,169	$645,882	$833,299	$199,908	$228,261	$56,685	$186,627
Net realized gain (loss) on investments and foreign currency transactions	(100,899)	(27,685)	3,297	234,629	3,153,393	(280,401)	(138,365)	(514,208)	(582,406)	(619,920)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	862,847	(47,514)	309,634	921,583	3,865,839	6,850,211	1,128,874	2,548,643	684,778	627,096

Net increase in net assets resulting from operations	928,789	304,079	418,050	1,382,381	7,665,114	7,403,109	1,190,417	2,262,696	159,057	193,803

Net equalization credits and charges (Note 2)	—	12,017	(74,711)	(36,364)	(579)	80,293	(54,432)	(75,203)	—	(2,855)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(183,842)	(383,819)	(230,964)	(222,351)	(590,572)	(880,788)	(250,945)	(221,282)	(137,153)	(186,670)

Total distributions to shareholders	(183,842)	(383,819)	(230,964)	(222,351)	(590,572)	(880,788)	(250,945)	(221,282)	(137,153)	(186,670)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	1,225,170	4,427,116	3,890,337	—	25,833,615	12,363,293	5,552,523	—	—
Cost of shares redeemed	—	—	—	(2,056,618)	(8,881,343)	—	—	(2,489,084)	—	(2,516,666)
Net income equalization (Note 2)	—	(12,017)	74,711	36,364	579	(80,293)	54,432	75,203	—	2,855

Net increase (decrease) in net assets from beneficial interest transactions	—	1,213,153	4,501,827	1,870,083	(8,880,764)	25,753,322	12,417,725	3,138,642	—	(2,513,811)

Net increase (decrease) in net assets during the period	744,947	1,145,430	4,614,202	2,993,749	(1,806,801)	32,355,936	13,302,765	5,104,853	21,904	(2,509,533)
Net assets at beginning of period	12,534,798	11,389,368	6,527,758	3,534,009	60,479,075	28,123,139	13,739,745	8,634,892	9,332,891	11,842,424

NET ASSETS END OF PERIOD (1)	$13,279,745	$12,534,798	$11,141,960	$6,527,758	$58,672,274	$60,479,075	$27,042,510	$13,739,745	$9,354,795	$9,332,891

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	50,000	200,000	200,000	—	650,000	400,000	200,000	—	—
Shares redeemed	—	—	—	(100,000)	(200,000)	—	—	(100,000)	—	(100,000)

Net increase (decrease)	—	50,000	200,000	100,000	(200,000)	650,000	400,000	100,000	—	(100,000)

(1) Including undistributed (distribution in excess of) net investment income	$6,086	$23,087	$(13,821)	$112,024	$102,888	$47,578	$66,955	$117,992	$15,007	$95,475

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended
	3/31/14	Year Ended	3/31/14	Year Ended	3/31/14	Year Ended
	(Unaudited)	9/30/13	(Unaudited)	9/30/13	(Unaudited)	9/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,891	$150,548	$3,317,441	$1,260,122	$538,864	$1,089,380
Net realized gain (loss) on investments and foreign currency transactions	33,034	1,132,665	1,250,610	377,703	(1,077,813)	(379,068)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	843,365	1,614,993	(1,742,434)	5,064,981	5,246,680	3,303,560

Net increase in net assets resulting from operations	908,290	2,898,206	2,825,617	6,702,806	4,707,731	4,013,872

Net equalization credits and charges (Note 2)	810	(30,814)	(239,544)	8,672	33,174	97,264

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(124,043)	(126,851)	(3,085,744)	(1,278,960)	(597,293)	(1,256,520)

Total distributions to shareholders	(124,043)	(126,851)	(3,085,744)	(1,278,960)	(597,293)	(1,256,520)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,543,488	4,036,324	5,824,024	7,986,601	19,165,383	11,707,886
Cost of shares redeemed	—	(5,681,307)	(8,487,193)	(4,890,654)	—	—
Net income equalization (Note 2)	(810)	30,814	239,544	(8,672)	(33,174)	(97,264)

Net increase (decrease) in net assets from beneficial interest transactions	1,542,678	(1,614,169)	(2,423,625)	3,087,275	19,132,209	11,610,622

Net increase (decrease) in net assets during the period	2,327,735	1,126,372	(2,923,296)	8,519,793	23,275,821	14,465,238
Net assets at beginning of period	12,007,037	10,880,665	33,617,927	25,098,134	39,868,354	25,403,116

NET ASSETS END OF PERIOD (1)	$14,334,772	$12,007,037	$30,694,631	$33,617,927	$63,144,175	$39,868,354

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	150,000	200,000	350,000	1,050,000	700,000
Shares redeemed	—	(200,000)	(300,000)	(200,000)	—	—

Net increase (decrease)	50,000	(50,000)	(100,000)	150,000	1,050,000	700,000

(1) Including undistributed (distribution in excess of) net investment income	$1,511	$93,663	$245,849	$14,152	$(221,001)	$(162,572)

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF								SPDR EURO STOXX 50 ETF
	Six Months								Six Months
	Ended								Ended
	3/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13		9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$36.47		$31.50		$28.26	$33.39	$35.31	$36.33	$38.33		$30.96		$28.72	$36.90		$41.34	$41.88

Income (loss) from investment operations:
Net investment income (loss) (1)	1.47		1.19		1.25	1.23	1.02	1.11	0.27		1.19		1.42	1.63		1.13	1.21
Net realized and unrealized gain (loss) (2)	1.47		4.84		3.21	(4.73)	(1.95)	(1.05)	4.28		7.19		1.77	(8.23)		(4.47)	(0.65)

Total from investment operations	2.94		6.03		4.46	(3.50)	(0.93)	0.06	4.55		8.38		3.19	(6.60)		(3.34)	0.56

Net equalization credits and charges (1)	0.06		0.13		0.04	(0.03)	0.06	(0.01)	0.03		0.13		0.35	(0.00	)(3)	0.10	0.15

Distributions to shareholders from:
Net investment income	(1.24)		(1.19)		(1.26)	(1.60)	(1.05)	(1.07)	(0.28)		(1.14)		(1.30)	(1.58)		(1.20)	(1.25)

Total distributions	(1.24)		(1.19)		(1.26)	(1.60)	(1.05)	(1.07)	(0.28)		(1.14)		(1.30)	(1.58)		(1.20)	(1.25)

Net asset value, end of period	$38.23		$36.47		$31.50	$28.26	$33.39	$35.31	$42.63		$38.33		$30.96	$28.72		$36.90	$41.34

Total return (4)	8.22%		19.94	%(5)	16.25%	(11.37)%	(2.52)%	0.69%	11.98%		28.10	%(5)	12.90%	(18.88)%		(7.48)%	2.35%
Net assets, end of period (in 000’s)	$229,388		$109,419		$37,809	$29,684	$38,407	$56,514	$5,239,671		$3,285,263		$993,820	$116,356		$162,400	$181,922
Ratio of expenses to average net assets	0.29	%(6)	0.29%		0.29%	0.30%	0.31%	0.29%	0.29	%(6)	0.29%		0.29%	0.30%		0.31%	0.29%
Ratio of net investment income (loss) to average net assets	7.73	%(6)	3.47%		4.12%	3.55%	3.05%	3.93%	1.32	%(6)	3.43%		4.78%	4.29%		3.03%	3.67%
Portfolio turnover rate (7)	4%		12%		6%	7%	9%	11%	1%		8%		9%	7%		8%	12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 19.93% for SPDR STOXX Europe 50 ETF and would have remained 28.10% for SPDR EURO STOXX 50 ETF.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF							SPDR S&P Small Cap Emerging Asia Pacific ETF						SPDR S&P Russia ETF
	Six Months							Six Months				For the		Six Months					For the
	Ended							Ended				Period		Ended					Period
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended		1/11/12*-		3/31/14		Year Ended	Year Ended	Year Ended	3/10/10*-
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13		9/30/12		(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$75.37		$73.54	$66.85	$82.86	$69.33	$54.59	$43.24		$44.42		$40.00		$27.19		$28.54	$25.65	$30.01	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.01)		1.62	1.32	1.52	1.28	1.21	0.15		0.89		0.70		0.13		0.70	0.57	0.57	0.20
Net realized and unrealized gain (loss) (2)	2.49		1.96	8.00	(13.63)	13.06	13.92	2.81		2.79		3.52		(3.70)		(0.82)	2.80	(4.53)	(0.01)

Total from investment operations	2.48		3.58	9.32	(12.11)	14.34	15.13	2.96		3.68		4.22		(3.57)		(0.12)	3.37	(3.96)	0.19

Net equalization credits and charges (1)	—		—	—	—	—	0.43	—		—		—		—		—	—	—	—

Other capital	—		—	—	—	—	—	—		—		0.20		—		—	—	—	—

Distributions to shareholders from:
Net investment income	(0.81)		(1.75)	(1.71)	(1.29)	(0.81)	(0.82)	(1.61)		(1.66)		—		(0.24)		(1.23)	(0.48)	(0.29)	(0.18)
Net realized gains	—		—	(0.92)	(2.61)	—	—	(2.69)		(3.20)		—		—		—	—	(0.11)	—

Total distributions	(0.81)		(1.75)	(2.63)	(3.90)	(0.81)	(0.82)	(4.30)		(4.86)		—		(0.24)		(1.23)	(0.48)	(0.40)	(0.18)

Net asset value, end of period	$77.04		$75.37	$73.54	$66.85	$82.86	$69.33	$41.90		$43.24		$44.42		$23.38		$27.19	$28.54	$25.65	$30.01

Total return (3)	3.31%		4.91%	14.40%	(15.55)%	20.85%	29.15%	7.20%		8.31	%(4)	11.08%		(13.26)%		(0.41)%	13.40%	(13.58)%	0.72%
Net assets, end of period (in 000’s)	$416,000		$399,460	$389,769	$514,755	$712,608	$436,766	$4,190		$2,162		$2,221		$21,040		$31,264	$39,963	$43,611	$6,003
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.60%	0.60%	0.60%	0.59%	0.65	%(5)	0.65%		0.71	%(5)	0.59	%(5)	0.60%	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	(0.02	)%(5)	2.14%	1.87%	1.83%	1.74%	2.25%	0.73	%(5)	2.05%		2.27	%(5)	0.98	%(5)	2.56%	2.05%	1.56%	1.25	%(5)
Portfolio turnover rate (6)	2%		16%	7%	20%	10%	4%	8%		21%		65%		1%		3%	11%	15%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have been 8.23% for SPDR S&P Small Cap Emerging Asia Pacific ETF.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF								SPDR S&P Emerging Markets ETF
	Six Months								Six Months
	Ended								Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09		(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$74.18		$65.45	$57.68	$76.14	$66.50	$51.29		$63.14		$63.85	$57.26	$69.89	$59.00	$51.86

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.07)		1.63	1.68	1.31	1.03	1.21		0.23		1.38	1.48	1.36	1.09	0.97
Net realized and unrealized gain (loss) (2)	(1.15)		8.72	7.56	(18.48)	9.44	14.81		0.62		(0.55)	7.20	(12.20)	10.73	7.00

Total from investment operations	(1.22)		10.35	9.24	(17.17)	10.47	16.02		0.85		0.83	8.68	(10.84)	11.82	7.97

Net equalization credits and charges (1)	—		—	—	—	—	0.53		—		—	—	—	—	0.60

Other capital	—		—	—	—	—	—		—		—	0.00 (3)	—	—	—

Distributions to shareholders from:
Net investment income	(0.49)		(1.62)	(1.47)	(1.29)	(0.83)	(1.34)		(0.47)		(1.54)	(1.41)	(1.15)	(0.93)	(1.43)
Net realized gains	—		—	—	—	—	—		—		—	(0.68)	(0.64)	—	—

Total distributions	(0.49)		(1.62)	(1.47)	(1.29)	(0.83)	(1.34)		(0.47)		(1.54)	(2.09)	(1.79)	(0.93)	(1.43)

Net asset value, end of period	$72.47		$74.18	$65.45	$57.68	$76.14	$66.50		$63.52		$63.14	$63.85	$57.26	$69.89	$59.00

Total return (4)	(1.67)%		16.20%	16.17%	(22.95)%	15.87%	33.06%		1.37%		1.31%	15.58%	(16.06)%	20.25%	18.05%
Net assets, end of period (in 000’s)	$775,446		$897,623	$759,186	$617,133	$677,680	$445,539		$196,914		$189,412	$166,023	$154,600	$216,661	$94,395
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.59%	0.60%	0.61%	0.59%		0.59	%(5)	0.59%	0.59%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	(0.17	)%(5)	2.31%	2.56%	1.71%	1.46%	2.22%		0.74	%(5)	2.15%	2.39%	1.90%	1.73%	2.18%
Portfolio turnover rate (6)	4%		12%	10%	9%	25%	0	%(7)	5%		21%	11%	4%	15%	1%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $6,299 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF						SPDR S&P BRIC 40 ETF
	Six Months				For the		Six Months
	Ended				Period		Ended
	3/31/14		Year Ended	Year Ended	2/23/11*-		3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$40.34		$43.70	$43.89	$50.00		$23.34		$22.97	$20.92	$25.84	$23.03	$20.29

Income (loss) from investment operations:
Net investment income (loss) (1)	0.32		2.45	3.18	2.32		0.05		0.57	0.54	0.60	0.43	0.42
Net realized and unrealized gain (loss) (2)	(2.25)		(3.87)	(0.78)	(6.96)		(1.01)		0.49	2.09	(5.00)	2.75	2.97

Total from investment operations	(1.93)		(1.42)	2.40	(4.64)		(0.96)		1.06	2.63	(4.40)	3.18	3.39

Net equalization credits and charges (1)	0.01		0.09	0.01	0.43		—		—	—	—	—	0.01

Other capital	0.01		0.05	—	—		—		—	0.00 (4)	—	—	—

Distributions to shareholders from:
Net investment income	(0.23)		(2.08)	(2.60)	(1.28)		(0.13)		(0.69)	(0.58)	(0.52)	(0.37)	(0.66)
Return of capital	—		—	—	(0.62)		—		—	—	—	—	—

Total distributions	(0.23)		(2.08)	(2.60)	(1.90)		(0.13)		(0.69)	(0.58)	(0.52)	(0.37)	(0.66)

Net asset value, end of period	$38.20		$40.34	$43.70	$43.89		$22.25		$23.34	$22.97	$20.92	$25.84	$23.03

Total return (5)	(4.75)%		(2.80)%	5.54%	(8.73)%		(4.14)%		4.95%	12.82%	(17.49)%	13.98%	18.16%
Net assets, end of period (in 000’s)	$471,755		$538,651	$301,515	$54,862		$157,978		$247,441	$296,324	$374,453	$459,991	$340,812
Ratio of expenses to average net assets	0.59	%(6)	0.60%	0.61%	0.62	%(6)	0.50	%(6)	0.50%	0.50%	0.51%	0.52%	0.48%
Ratio of expenses to average net assets before waivers	0.59	%(6)	0.60%	0.61%	0.62	%(6)	0.50	%(6)	0.50%	0.50%	0.51%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	1.66	%(6)	5.71%	6.80%	7.46	%(6)	0.40	%(6)	2.45%	2.32%	2.23%	1.78%	2.36%
Portfolio turnover rate (7)	34%		85%	134%	42%		6%		9%	13%	10%	10%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF							SPDR S&P Emerging Latin America ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$40.26		$41.26	$37.16	$45.55	$39.42	$42.73	$64.16		$71.28	$64.12	$84.48		$69.92	$61.83

Income (loss) from investment operations:
Net investment income (loss) (1)	0.09		1.02	0.95	1.02	0.46	0.50	0.65		1.65	1.76	1.93	(2)	1.57	1.13
Net realized and unrealized gain (loss) (3)	(3.19)		(0.37)	4.22	(8.73)	6.06	(2.77)	(2.74)		(7.23)	7.40	(20.76)		14.73	8.12

Total from investment operations	(3.10)		0.65	5.17	(7.71)	6.52	(2.27)	(2.09)		(5.58)	9.16	(18.83)		16.30	9.25

Net equalization credits and charges (1)	—		—	—	—	—	(0.29)	—		—	—	—		—	0.37

Distributions to shareholders from:
Net investment income	(0.29)		(1.65)	(1.07)	(0.68)	(0.39)	(0.75)	(0.70)		(1.54)	(2.00)	(1.53)		(1.74)	(1.53)

Total distributions	(0.29)		(1.65)	(1.07)	(0.68)	(0.39)	(0.75)	(0.70)		(1.54)	(2.00)	(1.53)		(1.74)	(1.53)

Net asset value, end of period	$36.87		$40.26	$41.26	$37.16	$45.55	$39.42	$61.37		$64.16	$71.28	$64.12		$84.48	$69.92

Total return (4)	(7.73)%		1.68%	14.32%	(17.35)%	16.74%	(5.18)%	(3.26)%		(7.86)%	14.49%	(22.78	)%(2)	23.73%	16.99%
Net assets, end of period (in 000’s)	$77,428		$76,485	$86,639	$118,917	$232,325	$137,975	$55,232		$70,575	$114,055	$121,832		$211,194	$132,844
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.60%	0.61%	0.61%	0.59%	0.59	%(5)	0.59%	0.59%	0.60%		0.61%	0.60%
Ratio of net investment income (loss) to average net assets	0.44	%(5)	2.48%	2.41%	2.04%	1.07%	1.66%	2.14	%(5)	2.35%	2.43%	2.27	%(2)	2.05%	2.27%
Portfolio turnover rate (6)	3%		6%	6%	10%	21%	45%	1%		10%	7%	12%		23%	17%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF							SPDR S&P World ex-US ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$67.53		$70.76	$62.01	$71.33	$58.74	$54.48	$28.00		$23.91	$21.37	$24.19	$23.58	$23.31

Income (loss) from investment operations:
Net investment income (loss) (1)	0.75		1.52	2.13	1.87	1.33	1.36	0.43		0.73	0.75	0.75	0.56	0.57
Net realized and unrealized gain (loss) (2)	3.89		(3.17)	9.44	(9.65)	12.51	5.97	1.22		4.04	2.38	(2.89)	0.56	(0.22)

Total from investment operations	4.64		(1.65)	11.57	(7.78)	13.84	7.33	1.65		4.77	3.13	(2.14)	1.12	0.35

Net equalization credits and charges (1)	—		—	—	—	—	(0.51)	—		—	—	—	—	0.56

Distributions to shareholders from:
Net investment income	(1.33)		(1.58)	(2.82)	(1.54)	(1.25)	(2.56)	(0.27)		(0.68)	(0.59)	(0.68)	(0.51)	(0.64)

Total distributions	(1.33)		(1.58)	(2.82)	(1.54)	(1.25)	(2.56)	(0.27)		(0.68)	(0.59)	(0.68)	(0.51)	(0.64)

Net asset value, end of period	$70.84		$67.53	$70.76	$62.01	$71.33	$58.74	$29.38		$28.00	$23.91	$21.37	$24.19	$23.58

Total return (3)	6.99%		(2.38)%	19.26%	(11.32)%	23.91%	14.04%	5.92%		20.27%	14.99%	(9.32)%	4.99%	4.68%
Net assets, end of period (in 000’s)	$63,758		$67,535	$91,986	$105,410	$142,664	$129,232	$898,948		$688,755	$411,282	$119,679	$106,453	$84,886
Ratio of expenses to average net assets	0.59	%(4)	0.59%	0.59%	0.60%	0.60%	0.59%	0.34	%(4)	0.34%	0.34%	0.35%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	2.23	%(4)	2.26%	3.17%	2.55%	2.12%	2.98%	3.02	%(4)	2.79%	3.28%	2.94%	2.44%	3.02%
Portfolio turnover rate (5)	1%		2%	7%	4%	27%	12%	14%		2%	8%	2%	7%	12%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF							SPDR Dow Jones International Real Estate ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$32.82		$27.49	$25.79	$27.92	$25.45	$23.71	$42.00		$39.29		$32.70	$38.39	$35.53	$37.86

Income (loss) from investment operations:
Net investment income (loss) (1)	0.21		0.65	0.57	0.64	0.46	0.44	0.49		1.29		1.41	1.57	1.34	1.34
Net realized and unrealized gain (loss) (2)	1.80		5.37	2.08	(2.14)	2.42	1.74	(0.24)		4.01		5.67	(3.82)	2.84	(2.38)

Total from investment operations	2.01		6.02	2.65	(1.50)	2.88	2.18	0.25		5.30		7.08	(2.25)	4.18	(1.04)

Net equalization credits and charges (1)	—		—	—	—	—	0.12	(0.00	)(3)	0.02		1.06	0.09	(0.01)	0.05

Other capital	—		—	0.00 (4)	—	—	—	—		—		—	—	—	—

Distributions to shareholders from:
Net investment income	(0.83)		(0.69)	(0.75)	(0.63)	(0.41)	(0.56)	(1.12)		(2.61)		(1.55)	(3.53)	(1.31)	(1.34)
Net realized gains	—		—	(0.20)	—	—	—	—		—		—	—	—	—

Total distributions	(0.83)		(0.69)	(0.95)	(0.63)	(0.41)	(0.56)	(1.12)		(2.61)		(1.55)	(3.53)	(1.31)	(1.34)

Net asset value, end of period	$34.00		$32.82	$27.49	$25.79	$27.92	$25.45	$41.13		$42.00		$39.29	$32.70	$38.39	$35.53

Total return (5)	6.17%		22.25%	10.74%	(5.72)%	11.54%	10.45%	0.64%		13.83	%(6)	25.52%	(6.76)%	12.15%	(1.52)%
Net assets, end of period (in 000’s)	$877,131		$813,871	$679,080	$729,907	$622,564	$509,033	$4,225,865		$4,045,899		$3,136,658	$1,996,074	$1,314,261	$939,265
Ratio of expenses to average net assets	0.59	%(7)	0.59%	0.59%	0.61%	0.60%	0.59%	0.59	%(7)	0.59%		0.59%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	1.25	%(7)	2.20%	2.16%	2.12%	1.81%	2.27%	2.38	%(7)	3.10%		3.96%	4.05%	3.86%	4.85%
Portfolio turnover rate (8)	23%		21%	2%	22%	17%	21%	3%		11%		11%	10%	7%	23%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 13.83% for SPDR Dow Jones International Real Estate ETF.
(7)	Annualized
(8)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF							SPDR S&P Global Natural Resources ETF
	Six Months							Six Months					For the
	Ended							Ended					Period
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	9/13/10*-
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of period	$43.51		$40.42	$38.94	$40.91	$41.94	$47.03	$48.54		$50.90	$45.94	$50.76	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.59		1.99	1.60	1.71	1.47	1.57	0.48		1.30	1.14	1.23	0.03
Net realized and unrealized gain (loss) (2)	4.37		2.71	1.53	(2.03)	(0.88)	(4.35)	1.59		(2.41)	4.78	(5.44)	0.73

Total from investment operations	4.96		4.70	3.13	(0.32)	0.59	(2.78)	2.07		(1.11)	5.92	(4.21)	0.76

Net equalization credits and charges (1)	—		—	—	—	—	0.07	—		—	—	—	—

Distributions to shareholders from:
Net investment income	(0.74)		(1.61)	(1.65)	(1.65)	(1.62)	(2.38)	(0.46)		(1.25)	(0.96)	(0.61)	—

Total distributions	(0.74)		(1.61)	(1.65)	(1.65)	(1.62)	(2.38)	(0.46)		(1.25)	(0.96)	(0.61)	—

Net asset value, end of period	$47.73		$43.51	$40.42	$38.94	$40.91	$41.94	$50.15		$48.54	$50.90	$45.94	$50.76

Total return (3)	11.52%		11.99%	8.20%	(1.04)%	1.63%	(5.40)%	4.27%		(2.09)%	13.07%	(8.56)%	1.52%
Net assets, end of period (in 000’s)	$95,450		$52,217	$36,378	$35,045	$53,186	$67,099	$529,106		$407,763	$414,852	$163,076	$7,615
Ratio of expenses to average net assets	0.40	%(4)	0.50%	0.59%	0.60%	0.61%	0.59%	0.40	%(4)	0.40%	0.40%	0.40%	0.38	%(4)
Ratio of net investment income (loss) to average net assets	2.64	%(4)	4.79%	4.02%	4.07%	3.63%	4.16%	1.97	%(4)	2.63%	2.28%	2.13%	1.10	%(4)
Portfolio turnover rate (5)	7%		74%	10%	6%	6%	10%	4%		31%	18%	32%	0	%(6)

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

																			SPDR
																			MSCI EM
																			Beyond
	SPDR MSCI ACWI ex-US ETF							SPDR MSCI ACWI IMI ETF						SPDR MSCI EM 50 ETF					BRIC ETF
																			For the
	Six Months							Six Months				For the		Six Months			For the		Period
	Ended							Ended				Period		Ended			Period		12/5/13*-
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended		2/27/12*-		3/31/14		Year Ended	2/27/12*-		3/31/14
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13		9/30/12		(Unaudited)		9/30/13	9/30/12		(Unaudited)

Net asset value, beginning of period	$34.29		$30.49	$27.55	$31.77	$30.38	$29.39	$58.20		$50.04		$50.00		$47.10		$47.31	$50.00		$60.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.54		0.90	0.89	0.95	0.73	0.71	0.73		1.30		0.88		0.05		0.92	0.86		0.15
Net realized and unrealized gain (loss) (2)	1.28		3.88	2.93	(4.28)	1.35	1.14	4.34		8.16		(0.30)		0.25		0.34	(3.09)		1.54

Total from investment operations	1.82		4.78	3.82	(3.33)	2.08	1.85	5.07		9.46		0.58		0.30		1.26	(2.23)		1.69

Net equalization credits and charges (1)	—		—	—	—	—	0.08	—		—		—		—		—	—		(0.03)

Distributions to shareholders from:
Net investment income	(0.42)		(0.98)	(0.88)	(0.89)	(0.69)	(0.94)	(0.31)		(1.28)		(0.54)		(0.38)		(1.47)	(0.46)		(0.10)
Net realized gains	—		—	—	—	—	—	(0.04)		(0.02)		—		—		—	—		—

Total distributions	(0.42)		(0.98)	(0.88)	(0.89)	(0.69)	(0.94)	(0.35)		(1.30)		(0.54)		(0.38)		(1.47)	(0.46)		(0.10)

Net asset value, end of period	$35.69		$34.29	$30.49	$27.55	$31.77	$30.38	$62.92		$58.20		$50.04		$47.02		$47.10	$47.31		$61.56

Total return (3)	5.33%		15.96%	14.20%	(10.99)%	7.13%	7.41%	8.73%		19.15%		1.28%		0.63%		2.74%	(4.37)%		2.77%
Net assets, end of period (in 000’s)	$549,655		$493,824	$384,218	$363,713	$393,909	$309,901	$12,584		$5,820		$5,004		$4,702		$2,355	$4,731		$6,156
Ratio of expenses to average net assets	0.34	%(4)	0.34%	0.34%	0.35%	0.35%	0.34%	0.25	%(4)	0.25%		0.25	%(4)	0.50	%(4)	0.50%	0.50	%(4)	0.55	%(4)
Ratio of net investment income (loss) to average net assets	3.11	%(4)	2.76%	3.03%	2.85%	2.43%	2.98%	2.40	%(4)	2.40%		3.08	%(4)	0.22	%(4)	1.97%	3.16	%(4)	0.80	%(4)
Portfolio turnover rate (5)	2%		2%	8%	4%	3%	15%	—	%(6)	0	%(6)	0	%(6)	6%		7%	4%		16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura PRIME Japan ETF								SPDR Russell/Nomura Small Cap Japan ETF
	Six Months								Six Months
	Ended								Ended
	3/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$45.33		$35.57		$37.12	$37.80	$38.41	$39.64	$51.37		$41.65	$43.79	$39.65	$40.51	$35.84

Income (loss) from investment operations:
Net investment income (loss) (1)	0.33		0.92		0.66	0.85	0.50	0.46	0.30		0.61	0.64	0.69	0.53	0.60
Net realized and unrealized gain (loss) (2)	(1.65)		9.34		(1.55)	(0.56)	(0.58)	(0.64)	(1.73)		9.79	(2.00)	4.12	(0.73)	5.29

Total from investment operations	(1.32)		10.26		(0.89)	0.29	(0.08)	(0.18)	(1.43)		10.40	(1.36)	4.81	(0.20)	5.89

Net equalization credits and charges (1)	—		—		—	—	—	0.29	—		—	—	—	—	(0.15)

Distributions to shareholders from:
Net investment income	(0.39)		(0.50)		(0.66)	(0.97)	(0.53)	(1.34)	(1.01)		(0.68)	(0.78)	(0.67)	(0.66)	(1.07)

Total distributions	(0.39)		(0.50)		(0.66)	(0.97)	(0.53)	(1.34)	(1.01)		(0.68)	(0.78)	(0.67)	(0.66)	(1.07)

Net asset value, end of period	$43.62		$45.33		$35.57	$37.12	$37.80	$38.41	$48.93		$51.37	$41.65	$43.79	$39.65	$40.51

Total return (3)	(2.95)%		29.11%		(2.33)%	0.56%	(0.14)%	0.58%	(2.84)%		25.23%	(3.05)%	12.17%	(0.41)%	16.35%
Net assets, end of period (in 000’s)	$130,868		$126,911		$14,227	$14,846	$15,119	$15,363	$73,396		$97,606	$64,563	$98,537	$67,412	$85,081
Ratio of expenses to average net assets	0.50	%(4)	0.50%		0.50%	0.51%	0.51%	0.50%	0.55	%(4)	0.55%	0.55%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	1.47	%(4)	2.18%		1.83%	2.16%	1.34%	1.32%	1.22	%(4)	1.34%	1.54%	1.63%	1.37%	1.74%
Portfolio turnover rate (5)	2%		0	%(6)	1%	3%	3%	6%	5%		13%	22%	10%	24%	25%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF				SPDR S&P International Dividend ETF
	Six Months		For the		Six Months
	Ended		Period		Ended
	3/31/14		5/29/13*-		3/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13		(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$63.33		$60.00		$46.60		$45.27		$45.07	$53.88	$52.49	$48.17

Income (loss) from investment operations:
Net investment income (loss) (1)	1.07		0.75		0.77		3.27		3.29	3.48	2.32	2.09
Net realized and unrealized gain (loss) (2)	3.53		3.20		1.98		1.20		(0.22)	(9.35)	1.26	3.70

Total from investment operations	4.60		3.95		2.75		4.47		3.07	(5.87)	3.58	5.79

Net equalization credits and charges (1)	(0.07)		0.01		0.01		(0.00	)(3)	0.14	0.37	0.06	0.40

Distributions to shareholders from:
Net investment income	(1.07)		(0.63)		(0.89)		(3.14)		(3.01)	(3.31)	(2.25)	(1.87)

Total distributions	(1.07)		(0.63)		(0.89)		(3.14)		(3.01)	(3.31)	(2.25)	(1.87)

Net asset value, end of period	$66.79		$63.33		$48.47		$46.60		$45.27	$45.07	$53.88	$52.49

Total return (4)	7.22%		6.61%		5.98%		10.24%		7.45%	(11.06)%	7.34%	13.86%
Net assets, end of period (in 000’s)	$16,698		$9,499		$1,391,228		$1,304,826		$1,000,522	$482,266	$258,705	$126,037
Ratio of expenses to average net assets	0.40	%(5)	0.40	%(5)	0.45	%(5)	0.45%		0.45%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	3.31	%(5)	3.61	%(5)	3.28	%(5)	6.97%		7.11%	6.24%	4.48%	5.26%
Portfolio turnover rate (6)	34%		10%		23%		121%		127%	142%	131%	148%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Mid Cap ETF							SPDR S&P Emerging Markets Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13		9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$33.14		$27.69	$26.04	$28.76	$27.14	$26.04	$46.15		$44.43		$40.57	$54.62	$43.78	$32.69

Income (loss) from investment operations:
Net investment income (loss) (1)	0.22		0.67	0.68	0.76	0.55	0.57	0.21		0.95		0.96	0.99	1.06	0.66
Net realized and unrealized gain (loss) (2)	2.17		5.60	2.57	(2.31)	2.31	0.72	1.84		1.81		5.15	(13.25)	10.65	10.18

Total from investment operations	2.39		6.27	3.25	(1.55)	2.86	1.29	2.05		2.76		6.11	(12.26)	11.71	10.84

Net equalization credits and charges (1)	—		—	—	—	—	0.34	—		—		—	—	—	0.56

Other capital	—		—	—	—	—	—	—	(3)	0.03		0.04	—	—	—

Distributions to shareholders from:
Net investment income	(0.63)		(0.75)	(0.84)	(0.70)	(0.50)	(0.53)	(0.71)		(1.07)		(0.92)	(0.34)	(0.19)	(0.31)
Net realized gains	(1.91)		(0.07)	(0.76)	(0.47)	(0.74)	—	—		—		(1.37)	(1.45)	(0.68)	—

Total distributions	(2.54)		(0.82)	(1.60)	(1.17)	(1.24)	(0.53)	(0.71)		(1.07)		(2.29)	(1.79)	(0.87)	(0.31)

Net asset value, end of period	$32.99		$33.14	$27.69	$26.04	$28.76	$27.14	$47.49		$46.15		$44.43	$40.57	$54.62	$43.78

Total return (4)	7.41%		23.07%	13.27%	(6.00)%	11.11%	6.87%	4.49%		6.29	%(5)	16.09%	(23.36)%	27.05%	35.45%
Net assets, end of period (in 000’s)	$56,080		$46,399	$35,993	$36,461	$30,196	$21,716	$645,880		$761,466		$897,446	$908,812	$797,411	$65,674
Ratio of expenses to average net assets	0.45	%(6)	0.45%	0.45%	0.46%	0.46%	0.45%	0.65	%(6)	0.65%		0.66%	0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	1.36	%(6)	2.23%	2.56%	2.49%	2.07%	2.57%	0.92	%(6)	2.05%		2.27%	1.85%	2.19%	1.93%
Portfolio turnover rate (7)	1%		53%	28%	32%	31%	45%	—	%(8)	18%		22%	70%	85%	83%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a contribution during the period ended September 30, 2013, the total return would have remained 6.29% for SPDR S&P Emerging Markets Small Cap ETF.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF							SPDR S&P International Consumer Discretionary Sector ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$42.16		$40.56	$32.58	$36.00	$31.18	$39.33	$37.95		$27.65	$25.05	$26.90	$24.12	$22.37

Income (loss) from investment operations:
Net investment income (loss) (1)	0.65		1.16	1.12	1.16	1.11	1.19	0.20		0.68	0.52	0.47	0.41	0.43
Net realized and unrealized gain (loss) (2)	1.39		2.21	7.52	(2.00)	4.88	(8.23)	1.32		10.26	3.11	(1.79)	2.69	1.77

Total from investment operations	2.04		3.37	8.64	(0.84)	5.99	(7.04)	1.52		10.94	3.63	(1.32)	3.10	2.20

Net equalization credits and charges (1)	0.00	(3)	0.10	0.58	0.08	0.02	0.31	(0.01)		(0.02)	(0.13)	(0.03)	0.02	—

Distributions to shareholders from:
Net investment income	(0.63)		(1.87)	(1.24)	(2.66)	(1.19)	(1.42)	(0.27)		(0.62)	(0.51)	(0.50)	(0.34)	(0.45)
Net realized gains	—		—	—	—	—	—	—		—	(0.39)	—	—	—

Total distributions	(0.63)		(1.87)	(1.24)	(2.66)	(1.19)	(1.42)	(0.27)		(0.62)	(0.90)	(0.50)	(0.34)	(0.45)

Net asset value, end of period	$43.57		$42.16	$40.56	$32.58	$36.00	$31.18	$39.19		$37.95	$27.65	$25.05	$26.90	$24.12

Total return (4)	4.89%		8.61%	28.56%	(2.80)%	19.71%	(15.97)%	3.97%		39.94%	14.40%	(5.33)%	13.12%	10.38%
Net assets, end of period (in 000’s)	$1,097,966		$1,003,377	$543,476	$273,706	$140,388	$81,076	$19,596		$18,976	$5,529	$11,271	$18,833	$4,824
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50%	0.51%	0.50%	0.50	%(5)	0.50%	0.51%	0.50%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	3.06	%(5)	2.71%	2.96%	3.08%	3.42%	4.84%	1.06	%(5)	2.04%	1.96%	1.61%	1.67%	2.22%
Portfolio turnover rate (6)	2%		8%	8%	9%	7%	18%	2%		2%	5%	9%	11%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF								SPDR S&P International Energy Sector ETF
	Six Months								Six Months
	Ended								Ended
	3/31/14		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12		9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$38.89		$34.52	$29.60		$29.80	$26.31	$25.80	$25.07		$25.31	$22.46	$24.52	$25.48	$25.07

Income (loss) from investment operations:
Net investment income (loss) (1)	0.35		0.92	0.82		0.88	0.69	0.57	0.33		0.81	0.79	0.70	0.65	0.76
Net realized and unrealized gain (loss) (2)	0.88		4.25	4.90		(0.37)	3.39	0.50	1.53		(0.28)	2.89	(2.10)	(1.01)	0.34

Total from investment operations	1.23		5.17	5.72		0.51	4.08	1.07	1.86		0.53	3.68	(1.40)	(0.36)	1.10

Net equalization credits and charges (1)	—		0.04	(0.00	)(3)	0.15	0.04	—	—		0.03	(0.02)	0.00 (3)	0.04	0.04

Distributions to shareholders from:
Net investment income	(0.30)		(0.84)	(0.80)		(0.86)	(0.63)	(0.56)	(0.37)		(0.80)	(0.81)	(0.66)	(0.64)	(0.72)
Return of capital	—		—	—		—	—	—	—		—	—	—	—	(0.01)

Total distributions	(0.30)		(0.84)	(0.80)		(0.86)	(0.63)	(0.56)	(0.37)		(0.80)	(0.81)	(0.66)	(0.64)	(0.73)

Net asset value, end of period	$39.82		$38.89	$34.52		$29.60	$29.80	$26.31	$26.56		$25.07	$25.31	$22.46	$24.52	$25.48

Total return (4)	3.17%		15.20%	19.51%		2.08%	15.87%	4.48%	7.47%		2.35%	16.44%	(6.14)%	(1.18)%	5.09%
Net assets, end of period (in 000’s)	$37,825		$36,941	$18,986		$19,239	$14,900	$5,262	$13,280		$12,535	$11,389	$12,355	$12,259	$6,369
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%		0.51%	0.51%	0.50%	0.50	%(5)	0.50%	0.50%	0.51%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	1.80	%(5)	2.47%	2.53%		2.81%	2.50%	2.58%	2.62	%(5)	3.30%	3.16%	2.55%	2.63%	3.64%
Portfolio turnover rate (6)	1%		4%	7%		2%	5%	8%	9%		2%	6%	4%	11%	6%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF							SPDR S&P International Health Care Sector ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$21.76		$17.67	$15.47	$19.60	$21.39	$21.48	$41.71		$35.15	$29.55	$29.46	$28.50	$28.38

Income (loss) from investment operations:
Net investment income (loss) (1)	0.29		0.70	0.64	0.69	0.55	0.46	0.48		0.77	0.86	0.74	0.64	0.57
Net realized and unrealized gain (loss) (2)	1.07		4.27	2.15	(4.09)	(1.83)	(0.11)	5.21		6.53	5.57	0.04	0.96	0.11

Total from investment operations	1.36		4.97	2.79	(3.40)	(1.28)	0.35	5.69		7.30	6.43	0.78	1.60	0.68

Net equalization credits and charges (1)	(0.20)		(0.11)	(0.07)	(0.01)	0.04	0.01	(0.00	)(3)	0.07	(0.01)	0.05	(0.01)	—

Distributions to shareholders from:
Net investment income	(0.64)		(0.77)	(0.52)	(0.72)	(0.55)	(0.45)	(0.46)		(0.81)	(0.82)	(0.74)	(0.63)	(0.56)

Total distributions	(0.64)		(0.77)	(0.52)	(0.72)	(0.55)	(0.45)	(0.46)		(0.81)	(0.82)	(0.74)	(0.63)	(0.56)

Net asset value, end of period	$22.28		$21.76	$17.67	$15.47	$19.60	$21.39	$46.94		$41.71	$35.15	$29.55	$29.46	$28.50

Total return (4)	5.35%		27.98%	18.02%	(17.99)%	(5.60)%	2.35%	13.67%		21.14%	22.03%	2.69%	5.71%	2.78%
Net assets, end of period (in 000’s)	$11,142		$6,528	$3,534	$7,735	$8,821	$5,348	$58,672		$60,479	$28,123	$19,207	$10,310	$5,701
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.51%	0.51%	0.50%	0.50	%(5)	0.50%	0.50%	0.50%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets	2.60	%(5)	3.50%	3.94%	3.47%	2.85%	2.88%	2.16	%(5)	1.98%	2.70%	2.37%	2.25%	2.35%
Portfolio turnover rate (6)	—	%(7)	2%	6%	4%	6%	25%	6%		8%	14%	5%	29%	0	%(7)

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Industrial Sector ETF								SPDR S&P International Materials Sector ETF
	Six Months								Six Months
	Ended								Ended
	3/31/14		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended	3/31/14		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12		9/30/11	9/30/10	9/30/09

Net asset value, beginning of period	$30.53		$24.67	$22.46	$25.65		$23.26	$22.07	$23.33		$23.68	$22.83		$26.34	$23.05	$21.54

Income (loss) from investment operations:
Net investment income (loss) (1)	0.27		0.63	0.55	0.62		0.41	0.47	0.14		0.44	0.42		0.42	0.32	0.27
Net realized and unrealized gain (loss) (2)	1.40		6.18	2.32	(3.23)		2.27	1.25	0.26		(0.31)	0.87		(3.51)	3.25	1.41

Total from investment operations	1.67		6.81	2.87	(2.61)		2.68	1.72	0.40		0.13	1.29		(3.09)	3.57	1.68

Net equalization credits and charges (1)	(0.07)		(0.21)	(0.10)	(0.01)		0.06	—	—		(0.01)	0.01		(0.03)	(0.02)	0.15

Distributions to shareholders from:
Net investment income	(0.32)		(0.74)	(0.56)	(0.57)		(0.35)	(0.53)	(0.34)		(0.47)	(0.45)		(0.39)	(0.26)	(0.32)

Total distributions	(0.32)		(0.74)	(0.56)	(0.57)		(0.35)	(0.53)	(0.34)		(0.47)	(0.45)		(0.39)	(0.26)	(0.32)

Net asset value, end of period	$31.81		$30.53	$24.67	$22.46		$25.65	$23.26	$23.39		$23.33	$23.68		$22.83	$26.34	$23.05

Total return (3)	5.26%		27.19%	12.53%	(10.62)%		11.94%	8.35%	1.71%		0.43%	5.79%		(12.12)%	15.53%	8.87%
Net assets, end of period (in 000’s)	$27,043		$13,740	$8,635	$20,211		$17,955	$4,653	$9,355		$9,333	$11,842		$19,403	$22,387	$9,221
Ratio of expenses to average net assets	0.50	%(4)	0.50%	0.50%	0.50%		0.52%	0.50%	0.50	%(4)	0.50%	0.50%		0.51%	0.52%	0.50%
Ratio of net investment income (loss) to average net assets	1.77	%(4)	2.29%	2.27%	2.22%		1.74%	2.59%	1.22	%(4)	1.90%	1.77%		1.42%	1.31%	1.47%
Portfolio turnover rate (5)	3%		7%	11%	0	%(6)	20%	3%	14%		8%	0	%(6)	1%	9%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF							SPDR S&P International Telecommunications Sector ETF
	Six Months							Six Months
	Ended							Ended
	3/31/14		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/14		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$30.02		$24.18	$22.00	$24.76	$24.58	$22.27	$26.89		$22.82	$22.65	$24.30		$23.58	$22.71

Income (loss) from investment operations:
Net investment income (loss) (1)	0.07		0.31	0.29	0.34	0.29	0.24	2.64		0.98	1.45	1.22	(2)	1.05	0.97
Net realized and unrealized gain (loss) (3)	2.05		5.89	2.37	(2.68)	0.14	2.32	0.02		4.01	0.10	(1.54)		0.69	0.86

Total from investment operations	2.12		6.20	2.66	(2.34)	0.43	2.56	2.66		4.99	1.55	(0.32)		1.74	1.83

Net equalization credits and charges (1)	0.00	(4)	(0.06)	(0.03)	0.00 (4)	0.01	0.01	(0.19)		0.01	(0.01)	0.01		0.02	0.02

Distributions to shareholders from:
Net investment income	(0.28)		(0.30)	(0.31)	(0.33)	(0.25)	(0.26)	(2.67)		(0.93)	(1.37)	(1.34)		(1.04)	(0.98)
Net realized gains	—		—	(0.14)	(0.09)	(0.01)	—	—		—	—	—		—	—

Total distributions	(0.28)		(0.30)	(0.45)	(0.42)	(0.26)	(0.26)	(2.67)		(0.93)	(1.37)	(1.34)		(1.04)	(0.98)

Net asset value, end of period	$31.86		$30.02	$24.18	$22.00	$24.76	$24.58	$26.69		$26.89	$22.82	$22.65		$24.30	$23.58

Total return (5)	7.03%		25.54%	12.06%	(9.74)%	1.86%	11.81%	9.15%		22.68%	7.23%	(1.66	)%(2)	8.09%	8.68%
Net assets, end of period (in 000’s)	$14,335		$12,007	$10,881	$18,702	$21,044	$11,062	$30,695		$33,618	$25,098	$12,458		$15,795	$9,432
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50%	0.51%	0.52%	0.51%	0.50	%(6)	0.50%	0.50%	0.51%		0.52%	0.50%
Ratio of net investment income (loss) to average net assets	0.48	%(6)	1.13%	1.21%	1.27%	1.20%	1.23%	18.52	%(6)	4.18%	6.48%	4.84	%(2)	4.62%	4.76%
Portfolio turnover rate (7)	1%		13%	6%	1%	10%	5%	13%		7%	3%	8%		6%	5%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Utilities Sector ETF
	Six Months
	Ended
	3/31/14		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		9/30/13	9/30/12	9/30/11		9/30/10	9/30/09

Net asset value, beginning of period	$17.72		$16.39	$17.38	$20.55		$22.78	$24.95

Income (loss) from investment operations:
Net investment income (loss) (1)	0.19		0.65	0.85	0.92	(2)	0.82	0.86
Net realized and unrealized gain (loss) (3)	1.41		1.33	(1.24)	(3.20)		(2.43)	(2.19)

Total from investment operations	1.60		1.98	(0.39)	(2.28)		(1.61)	(1.33)

Net equalization credits and charges (1)	0.01		0.06	0.14	0.02		0.04	—

Distributions to shareholders from:
Net investment income	(0.20)		(0.71)	(0.74)	(0.91)		(0.66)	(0.81)
Net realized gains	—		—	—	—		—	(0.03)

Total distributions	(0.20)		(0.71)	(0.74)	(0.91)		(0.66)	(0.84)

Net asset value, end of period	$19.13		$17.72	$16.39	$17.38		$20.55	$22.78

Total return (4)	9.18%		12.79%	(1.30)%	(11.45	)%(2)	(6.71)%	(4.96)%
Net assets, end of period (in 000’s)	$63,144		$39,868	$25,403	$9,561		$8,221	$4,557
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.51%		0.52%	0.50%
Ratio of net investment income (loss) to average net assets	2.11	%(5)	3.87%	5.15%	4.49	%(2)	3.94%	4.23%
Portfolio turnover rate (6)	4%		1%	8%	2%		5%	7%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.08 per share and 0.39% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (11.75)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2014, the Trust offered thirty-eight (38) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated implementation of procedures concerning securities valuation to State Street Bank and Trust Company as Accounting Agent, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2014:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$234,865,570	$—		$—		$234,865,570
SPDR EURO STOXX 50 ETF	5,248,529,704	—		—		5,248,529,704
SPDR S&P Emerging Asia Pacific ETF	438,291,190	—		—	*	438,291,190
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,384,226	—		—	*	4,384,226
SPDR S&P Russia ETF	21,060,042	—		—		21,060,042
SPDR S&P China ETF	885,948,379	—	**	—	*	885,948,379
SPDR S&P Emerging Markets ETF	215,820,579	4,225		—	*	215,824,804
SPDR S&P Emerging Markets Dividend ETF	556,118,451	—		—		556,118,451
SPDR S&P BRIC 40 ETF	168,626,445	—		—		168,626,445
SPDR S&P Emerging Europe ETF	79,252,198	—		—		79,252,198

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Emerging Latin America ETF	$63,473,105	$6,941		$—	*	$63,480,046
SPDR S&P Emerging Middle East & Africa ETF	78,392,527	—		—		78,392,527
SPDR S&P World ex-US ETF	942,039,341	85,720		—		942,125,061
SPDR S&P International Small Cap ETF	966,775,120	453,135		—	*	967,228,255
SPDR Dow Jones International Real Estate ETF	4,332,566,874	—	**	—		4,332,566,874
SPDR S&P Global Infrastructure ETF	109,583,394	—		—		109,583,394
SPDR S&P Global Natural Resources ETF	564,441,993	—		—		564,441,993
SPDR MSCI ACWI ex-US ETF	577,695,596	—		—		577,695,596
SPDR MSCI ACWI IMI ETF	14,955,371	—		—		14,955,371
SPDR MSCI EM 50 ETF	5,358,651	—		—		5,358,651
SPDR MSCI EM Beyond BRIC ETF	6,258,356	—		—		6,258,356
SPDR Russell/Nomura PRIME Japan ETF	144,048,692	—		—		144,048,692
SPDR Russell/Nomura Small Cap Japan ETF	86,295,491	—	**	—		86,295,491
SPDR S&P Global Dividend ETF	19,527,825	—		—		19,527,825
SPDR S&P International Dividend ETF	1,602,614,529	—		—		1,602,614,529
SPDR S&P International Mid Cap ETF	63,109,555	—		—		63,109,555
SPDR S&P Emerging Markets Small Cap ETF	680,100,458	355,460		—	*	680,455,918
SPDR Dow Jones Global Real Estate ETF	1,155,241,454	—	**	—		1,155,241,454
SPDR S&P International Consumer Discretionary Sector ETF	20,033,998	—		—		20,033,998
SPDR S&P International Consumer Staples Sector ETF	39,419,025	—		—		39,419,025
SPDR S&P International Energy Sector ETF	15,509,713	—		—		15,509,713
SPDR S&P International Financial Sector ETF	11,450,294	—		—		11,450,294
SPDR S&P International Health Care Sector ETF	59,125,279	—		—		59,125,279
SPDR S&P International Industrial Sector ETF	27,847,138	—		—		27,847,138
SPDR S&P International Materials Sector ETF	10,305,573	—		—		10,305,573
SPDR S&P International Technology Sector ETF	14,752,868	—		—		14,752,868
SPDR S&P International Telecommunications Sector ETF	34,985,940	—		—		34,985,940
SPDR S&P International Utilities Sector ETF	65,828,690	—		—		65,828,690

*	Fund held Level 3 securities that were valued at $0 at March 31, 2014.
**	Fund held Level 2 securities that were valued at $0 at March 31, 2014.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$24,918	$—	$—	$24,918

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the six months ended March 31, 2014. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Effective February 23, 2010, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF no longer utilized equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Futures

SPDR S&P Emerging Markets ETF used futures contracts during the period to meet the Fund’s objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2014 is included in a table following the Fund’s Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2014 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)(b)	Futures Contract	$—	$—	$—	$71,112	$—	$—	$71,112

(a)	Initial margin deposit on futures of $32,725
(b)	Receivable from broker — variation margin on open futures contracts of $38,387

Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$49,280	$—	$—	$49,280

(a)	Net realized gain/loss on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$62,278	$—	$—	$62,278

(a)	Net change in unrealized appreciation (depreciation) on Futures.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

For the six months ended March 31, 2014, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$—
SPDR EURO STOXX 50 ETF	78,987,945
SPDR S&P Emerging Asia Pacific ETF	2,261,353
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	(5,411,816)
SPDR S&P China ETF	25,095,947
SPDR S&P Emerging Markets ETF	1,789,879
SPDR S&P Emerging Markets Dividend ETF	205,020
SPDR S&P BRIC 40 ETF	(2,923,367)
SPDR S&P Emerging Europe ETF	(223,717)
SPDR S&P Emerging Latin America ETF	(3,336,831)
SPDR S&P Emerging Middle East & Africa ETF	(116,874)
SPDR S&P World ex-US ETF	13,117,211
SPDR S&P International Small Cap ETF	990,293
SPDR Dow Jones International Real Estate ETF	15,236,264
SPDR S&P Global Infrastructure ETF	—
SPDR S&P Global Natural Resources ETF	1,060,188
SPDR MSCI ACWI ex-US ETF	3,720,993
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	—
SPDR MSCI EM Beyond BRIC ETF	74,458
SPDR Russell/Nomura PRIME Japan ETF	1,776,805
SPDR Russell/Nomura Small Cap Japan ETF	3,060,290
SPDR S&P Global Dividend ETF	—
SPDR S&P International Dividend ETF	5,466,531
SPDR S&P International Mid Cap ETF	—
SPDR S&P Emerging Markets Small Cap ETF	(947,177)
SPDR Dow Jones Global Real Estate ETF	14,927,585
SPDR S&P International Consumer Discretionary Sector ETF	1,694,456
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—
SPDR S&P International Financial Sector ETF	—
SPDR S&P International Health Care Sector ETF	2,550,569
SPDR S&P International Industrial Sector ETF	—
SPDR S&P International Materials Sector ETF	—
SPDR S&P International Technology Sector ETF	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P International Telecommunications Sector ETF	$2,136,955
SPDR S&P International Utilities Sector ETF	—

At March 31, 2014, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR STOXX Europe 50 ETF	$—	$5,783,115	$6,195,941	$2,032,222	$—	$302,813	$8,893,475
SPDR EURO STOXX 50 ETF	—	6,389,360	14,945,357	8,709,645	—	6,321,977	89,452,480
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	—	792,469	21,972,832
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—	—	—	—	—
SPDR S&P Russia ETF	—	—	—	—	—	1,483,229	1,684,065
SPDR S&P China ETF	—	2,685,375	3,455,043	20,718,358	—	9,056,337	40,079,546
SPDR S&P Emerging Markets ETF	—	—	—	—	—	—	5,546,170
SPDR S&P Emerging Markets Dividend ETF	—	—	—	362,314	—	37,756,485	22,543,452
SPDR S&P BRIC 40 ETF	—	399,946	37,661,979	9,992,324	—	4,342,182	32,295,948
SPDR S&P Emerging Europe ETF	—	5,912,354	8,992,073	9,348,438	—	973,646	7,553,702
SPDR S&P Emerging Latin America ETF	—	3,111,521	3,011,913	2,259,987	—	2,864,204	5,756,728
SPDR S&P Emerging Middle East & Africa ETF	—	1,967,866	10,818,456	1,720,229	—	580,550	7,125,373
SPDR S&P World ex-US ETF	—	—	2,423,514	—	—	—	2,637,681
SPDR S&P International Small Cap ETF	—	—	—	—	—	4,136,069	28,113,898
SPDR Dow Jones International Real Estate ETF	2,568,760	37,378,612	162,058,595	64,649,806	—	37,171,108	279,603,740
SPDR S&P Global Infrastructure ETF	—	246,762	3,044,553	1,744,492	—	—	9,496,974
SPDR S&P Global Natural Resources ETF	—	—	—	—	—	13,623,694	37,795,968
SPDR MSCI ACWI ex-US ETF	—	2,856,017	36,957,682	2,453,209	—	2,959,825	15,255,024
SPDR MSCI ACWI IMI ETF	—	—	—	—	—	—	—
SPDR MSCI EM 50 ETF	—	—	—	—	—	65,400	52,225
SPDR Russell/Nomura PRIME Japan ETF	—	367,543	574,285	91,148	—	6,159	258,532
SPDR Russell/Nomura Small Cap Japan ETF	—	1,812,297	3,384,327	20,536	—	—	784,972
SPDR S&P Global Dividend ETF	—	—	—	—	—	—	—
SPDR S&P International Dividend ETF	—	—	13,759,514	—	—	76,567,504	83,195,012
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	10,899,298	21,945,045
SPDR Dow Jones Global Real Estate ETF	—	103,944	4,030,131	1,089,710	—	9,634,292	2,020,663
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	9,053	16,144
SPDR S&P International Consumer Staples Sector ETF	—	—	12,851	3,931	—	—	—
SPDR S&P International Energy Sector ETF	—	4,624	119,106	316,377	—	—	209,542
SPDR S&P International Financial Sector ETF	—	39,777	563,054	43,972	—	12,132	356,555

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

						Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR S&P International Health Care Sector ETF	$—	$64,517	$3,109	$41,551	$—	$226,888	$161,812
SPDR S&P International Industrial Sector ETF	—	4,087	41,800	85,376	—	10,404	258,025
SPDR S&P International Materials Sector ETF	—	60,733	154,398	205,070	—	—	—
SPDR S&P International Technology Sector ETF	—	—	—	—	—	3,937	409,847
SPDR S&P International Telecommunications Sector ETF	—	2,618	97,364	213,502	—	24,060	888,527
SPDR S&P International Utilities Sector ETF	—	16,137	130,798	182,287	—	—	850,341

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR STOXX Europe 50 ETF	$—	$—
SPDR EURO STOXX 50 ETF	—	—
SPDR S&P Emerging Asia Pacific ETF	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—
SPDR S&P Russia ETF	—	—
SPDR S&P China ETF	—	—
SPDR S&P Emerging Markets ETF	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—
SPDR S&P BRIC 40 ETF	—	—
SPDR S&P Emerging Europe ETF	—	—
SPDR S&P Emerging Latin America ETF	—	—
SPDR S&P Emerging Middle East & Africa ETF	—	—
SPDR S&P World ex-US ETF	—	—
SPDR S&P International Small Cap ETF	—	—
SPDR Dow Jones International Real Estate ETF	—	—
SPDR S&P Global Infrastructure ETF	—	—
SPDR S&P Global Natural Resources ETF	—	—
SPDR MSCI ACWI ex-US ETF	—	—
SPDR MSCI ACWI IMI ETF	—	—
SPDR MSCI EM 50 ETF	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—
SPDR Russell/Nomura Small Cap Japan ETF	—	—
SPDR S&P Global Dividend ETF	—	—
SPDR S&P International Dividend ETF	—	—
SPDR S&P International Mid Cap ETF	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—
SPDR Dow Jones Global Real Estate ETF	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—
SPDR S&P International Consumer Staples Sector ETF	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P International Energy Sector ETF	$—	$—
SPDR S&P International Financial Sector ETF	—	—
SPDR S&P International Health Care Sector ETF	—	—
SPDR S&P International Industrial Sector ETF	—	—
SPDR S&P International Materials Sector ETF	(214,241)	—
SPDR S&P International Technology Sector ETF	—	—
SPDR S&P International Telecommunications Sector ETF	—	—
SPDR S&P International Utilities Sector ETF	—	—

Distributions

The following Funds declare and distribute dividends from net investment income, if any, to shareholders quarterly: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds declare and distribute dividends from net investment income, if any, to shareholders semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Global Infrastructure ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

Annual Rate

SPDR S&P BRIC 40 ETF	0.50%
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI EM 50 ETF	0.50
SPDR MSCI EM Beyond BRIC ETF	0.55
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P Global Dividend ETF	0.40
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

For the period ended March 31, 2014, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$4,249
SPDR EURO STOXX 50 ETF	186,426
SPDR S&P Emerging Asia Pacific ETF	13,681
SPDR S&P Small Cap Emerging Asia Pacific ETF	288
SPDR S&P Russia ETF	60
SPDR S&P China ETF	103,916
SPDR S&P Emerging Markets ETF	7,336
SPDR S&P Emerging Markets Dividend ETF	69,273
SPDR S&P BRIC 40 ETF	1,938
SPDR S&P Emerging Europe ETF	275
SPDR S&P Emerging Latin America ETF	2,668
SPDR S&P Emerging Middle East & Africa ETF	3,252
SPDR S&P World ex-US ETF	32,469
SPDR S&P International Small Cap ETF	62,177
SPDR Dow Jones International Real Estate ETF	75,558
SPDR S&P Global Infrastructure ETF	3,443
SPDR S&P Global Natural Resources ETF	11,461
SPDR MSCI ACWI ex-US ETF	19,203
SPDR MSCI ACWI IMI ETF	358
SPDR MSCI EM 50 ETF	71
SPDR MSCI EM Beyond BRIC ETF	6
SPDR Russell/Nomura PRIME Japan ETF	2,352
SPDR Russell/Nomura Small Cap Japan ETF	9,022
SPDR S&P Global Dividend ETF	1,318
SPDR S&P International Dividend ETF	199,073
SPDR S&P International Mid Cap ETF	2,842
SPDR S&P Emerging Markets Small Cap ETF	96,685
SPDR Dow Jones Global Real Estate ETF	16,328
SPDR S&P International Consumer Discretionary Sector ETF	602
SPDR S&P International Consumer Staples Sector ETF	663
SPDR S&P International Energy Sector ETF	787
SPDR S&P International Financial Sector ETF	419
SPDR S&P International Health Care Sector ETF	930
SPDR S&P International Industrial Sector ETF	858
SPDR S&P International Materials Sector ETF	174
SPDR S&P International Technology Sector ETF	276
SPDR S&P International Telecommunications Sector ETF	969
SPDR S&P International Utilities Sector ETF	2,848

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

Effective July 1, 2013 the Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Series Trust (together, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Prior to July 1, 2013, the Trusts paid, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board received an additional annual fee of $50,000 and the Chairman of the Audit Committee received an additional annual fee of $20,000. The Trust also reimbursed each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees were allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at March 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

SPDR STOXX Europe 50 ETF	$501,528	$8,584,324	8,584,324	$2,479,140	2,479,140	$6,606,712	$119
SPDR EURO STOXX 50 ETF	7,923,052	37,294,321	37,294,321	32,013,890	32,013,890	13,203,483	685
SPDR S&P Emerging Asia Pacific ETF	1,452,271	8,939,724	8,939,724	9,940,738	9,940,738	451,257	334
SPDR S&P Small Cap Emerging Asia Pacific ETF	361	289,023	289,023	239,865	239,865	49,519	12
SPDR S&P Russia ETF	—	665,125	665,125	590,317	590,317	74,808	45
SPDR S&P China ETF	15,502	8,158,423	8,158,423	7,792,224	7,792,224	381,701	283
SPDR S&P Emerging Markets ETF	1,227,230	13,844,413	13,844,413	14,143,468	14,143,468	928,175	555
SPDR S&P Emerging Markets Dividend ETF	8,225,333	13,412,961	13,412,961	21,186,970	21,186,970	451,324	177
SPDR S&P BRIC 40 ETF	762,677	4,979,840	4,979,840	5,143,894	5,143,894	598,623	138
SPDR S&P Emerging Europe ETF	42,146	2,554,853	2,554,853	2,437,355	2,437,355	159,644	45

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

SPDR S&P Emerging Latin America ETF	$115,178	$1,730,839	1,730,839	$1,807,443	1,807,443	$38,574	$47
SPDR S&P Emerging Middle East & Africa ETF	1,692	1,574,719	1,574,719	1,298,939	1,298,939	277,472	37
SPDR S&P World ex-US ETF	1,104,348	16,129,583	16,129,583	15,946,089	15,946,089	1,287,842	272
SPDR S&P International Small Cap ETF	480,956	28,250,479	28,250,479	27,181,832	27,181,832	1,549,603	996
SPDR Dow Jones International Real Estate ETF	35,547,697	136,870,874	136,870,874	143,359,308	143,359,308	29,059,263	2,150
SPDR S&P Global Infrastructure ETF	54,923	1,855,232	1,855,232	1,857,058	1,857,058	53,097	35
SPDR S&P Global Natural Resources ETF	1,162,069	7,722,907	7,722,907	7,413,657	7,413,657	1,471,319	327
SPDR MSCI ACWI ex-US ETF	822,596	10,473,521	10,473,521	11,055,157	11,055,157	240,960	226
SPDR MSCI ACWI IMI ETF	31,336	270,320	270,320	193,340	193,340	108,316	24
SPDR MSCI EM 50 ETF	7,495	41,493	41,493	46,000	46,000	2,988	1
SPDR MSCI EM Beyond BRIC ETF	—	2,915,869	2,915,869	2,915,869	2,915,869	—	18
SPDR Russell/Nomura PRIME Japan ETF	218,191	1,110,220	1,110,220	1,318,542	1,318,542	9,869	39
SPDR Russell/Nomura Small Cap Japan ETF	98,208	2,006,610	2,006,610	1,905,588	1,905,588	199,230	42
SPDR S&P Global Dividend ETF	61,163	227,422	227,422	212,038	212,038	76,547	5
SPDR S&P International Dividend ETF	16,704,185	43,122,328	43,122,328	53,423,697	53,423,697	6,402,816	519
SPDR S&P International Mid Cap ETF	91,706	4,187,548	4,187,548	4,269,333	4,269,333	9,921	49
SPDR S&P Emerging Markets Small Cap ETF	9,061,414	60,655,773	60,655,773	67,799,072	67,799,072	1,918,115	648
SPDR Dow Jones Global Real Estate ETF	8,826,471	32,058,178	32,058,178	28,998,797	28,998,797	11,885,852	645
SPDR S&P International Consumer Discretionary Sector ETF	27,262	294,652	294,652	232,146	232,146	89,768	14
SPDR S&P International Consumer Staples Sector ETF	201,536	365,468	365,468	368,792	368,792	198,212	17
SPDR S&P International Energy Sector ETF	125,388	214,558	214,558	265,250	265,250	74,696	7
SPDR S&P International Financial Sector ETF	28,813	244,492	244,492	239,454	239,454	33,851	3
SPDR S&P International Health Care Sector ETF	109,397	965,940	965,940	624,371	624,371	450,966	10
SPDR S&P International Industrial Sector ETF	63,911	608,568	608,568	567,462	567,462	105,017	21
SPDR S&P International Materials Sector ETF	48,218	145,868	145,868	153,425	153,425	40,661	6
SPDR S&P International Technology Sector ETF	32,199	202,698	202,698	213,954	213,954	20,943	6
SPDR S&P International Telecommunications Sector ETF	433,837	3,478,323	3,478,323	1,118,921	1,118,921	2,793,239	43
SPDR S&P International Utilities Sector ETF	405,720	711,070	711,070	879,261	879,261	237,529	18

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

SPDR STOXX Europe 50 ETF	$2,491,832	$42,806,927	42,806,927	$45,197,921	45,197,921	$100,838	$19,112
SPDR EURO STOXX 50 ETF	115,479,471	893,470,644	893,470,644	1,008,950,115	1,008,950,115	—	1,029,184
SPDR S&P Emerging Asia Pacific ETF	21,583,792	37,444,388	37,444,388	34,832,767	34,832,767	24,195,413	77,140
SPDR S&P Small Cap Emerging Asia Pacific ETF	81,345	315,381	315,381	208,864	208,864	187,862	1,637
SPDR S&P Russia ETF	447,919	3,343,911	3,343,911	3,703,078	3,703,078	88,752	340
SPDR S&P China ETF	100,375,105	122,619,211	122,619,211	113,017,974	113,017,974	109,976,342	585,059
SPDR S&P Emerging Markets ETF	15,039,490	38,680,711	38,680,711	33,431,317	33,431,317	20,288,884	41,512
SPDR S&P Emerging Markets Dividend ETF	64,648,844	135,449,313	135,449,313	113,893,104	113,893,104	86,205,053	391,521
SPDR S&P BRIC 40 ETF	11,751,632	73,747,773	73,747,773	75,052,522	75,052,522	10,446,883	10,984
SPDR S&P Emerging Europe ETF	3,486,432	11,712,474	11,712,474	13,429,857	13,429,857	1,769,049	1,557
SPDR S&P Emerging Latin America ETF	11,046,198	34,196,380	34,196,380	36,950,003	36,950,003	8,292,575	15,112
SPDR S&P Emerging Middle East & Africa ETF	8,586,936	18,906,131	18,906,131	12,528,849	12,528,849	14,964,218	17,877
SPDR S&P World ex-US ETF	56,101,398	107,251,698	107,251,698	115,938,183	115,938,183	47,414,913	179,570
SPDR S&P International Small Cap ETF	89,616,860	97,572,491	97,572,491	92,305,676	92,305,676	94,883,675	350,690
SPDR Dow Jones International Real Estate ETF	106,184,532	850,749,732	850,749,732	865,551,188	865,551,188	91,383,076	426,459
SPDR S&P Global Infrastructure ETF	8,057,213	76,226,544	76,226,544	69,997,657	69,997,657	14,286,100	19,502

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	3/31/14	Income

SPDR S&P Global Natural Resources ETF	$31,623,253	$270,517,732	270,517,732	$264,998,724	264,998,724	$37,142,261	$64,937
SPDR MSCI ACWI ex-US ETF	39,684,611	79,443,800	79,443,800	86,908,630	86,908,630	32,219,781	105,410
SPDR MSCI ACWI IMI ETF	869,026	10,183,861	10,183,861	8,628,703	8,628,703	2,424,184	2,121
SPDR MSCI EM 50 ETF	92,838	3,222,362	3,222,362	2,657,959	2,657,959	657,241	395
SPDR MSCI EM Beyond BRIC ETF	—	238,143	238,143	118,962	118,962	119,181	36
SPDR Russell/Nomura PRIME Japan ETF	28,480,765	23,024,595	23,024,595	37,211,616	37,211,616	14,293,744	13,336
SPDR Russell/Nomura Small Cap Japan ETF	20,324,113	13,514,912	13,514,912	20,328,237	20,328,237	13,510,788	50,946
SPDR S&P Global Dividend ETF	1,642,756	7,941,350	7,941,350	6,737,874	6,737,874	2,846,232	7,324
SPDR S&P International Dividend ETF	169,072,196	329,758,226	329,758,226	288,068,844	288,068,844	210,761,578	1,073,527
SPDR S&P International Mid Cap ETF	5,111,266	9,123,180	9,123,180	6,647,619	6,647,619	7,586,827	16,107
SPDR S&P Emerging Markets Small Cap ETF	32,762,843	54,827,960	54,827,960	50,885,634	50,885,634	36,705,169	419,100
SPDR Dow Jones Global Real Estate ETF	36,032,319	215,372,422	215,372,422	201,830,363	201,830,363	49,574,378	92,429
SPDR S&P International Consumer Discretionary Sector ETF	586,985	2,362,886	2,362,886	2,433,291	2,433,291	516,580	3,016
SPDR S&P International Consumer Staples Sector ETF	431,089	7,602,959	7,602,959	6,347,236	6,347,236	1,686,812	3,753
SPDR S&P International Energy Sector ETF	848,710	7,476,155	7,476,155	6,067,056	6,067,056	2,257,809	4,325
SPDR S&P International Financial Sector ETF	319,909	1,844,699	1,844,699	1,802,143	1,802,143	362,465	2,021
SPDR S&P International Health Care Sector ETF	301,903	4,177,705	4,177,705	3,891,936	3,891,936	587,672	4,773
SPDR S&P International Industrial Sector ETF	284,325	3,840,544	3,840,544	3,171,435	3,171,435	953,434	4,648
SPDR S&P International Materials Sector ETF	532,054	2,313,736	2,313,736	1,852,593	1,852,593	993,197	993
SPDR S&P International Technology Sector ETF	139,316	2,774,409	2,774,409	2,442,358	2,442,358	471,367	1,564
SPDR S&P International Telecommunications Sector ETF	1,185,249	8,028,599	8,028,599	7,512,366	7,512,366	1,701,482	5,390
SPDR S&P International Utilities Sector ETF	1,320,157	10,474,058	10,474,058	9,214,766	9,214,766	2,579,449	15,955

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI IMI ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR S&P World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$224,044,175	$17,969,673	$7,148,278	$10,821,395
SPDR EURO STOXX 50 ETF	4,448,669,102	803,009,604	3,149,002	799,860,602
SPDR S&P Emerging Asia Pacific ETF	412,269,312	84,049,095	58,027,217	26,021,878
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,071,544	528,655	215,973	312,682
SPDR S&P Russia ETF	28,968,896	164,044	8,072,898	(7,908,854)
SPDR S&P China ETF	944,434,442	83,654,050	142,140,113	(58,486,063)
SPDR S&P Emerging Markets ETF	233,809,740	22,119,498	40,104,434	(17,984,936)
SPDR S&P Emerging Markets Dividend ETF	580,556,384	25,917,094	50,355,027	(24,437,933)
SPDR S&P BRIC 40 ETF	203,481,511	12,777,903	47,632,969	(34,855,066)
SPDR S&P Emerging Europe ETF	109,887,758	6,458,837	37,094,397	(30,635,560)
SPDR S&P Emerging Latin America ETF	83,638,586	7,176,949	27,335,489	(20,158,540)
SPDR S&P Emerging Middle East & Africa ETF	83,008,448	12,216,735	16,832,656	(4,615,921)
SPDR S&P World ex-US ETF	830,706,481	133,913,335	22,494,755	111,418,580
SPDR S&P International Small Cap ETF	923,011,552	155,875,415	111,658,712	44,216,703
SPDR Dow Jones International Real Estate ETF	3,805,067,101	628,392,223	100,892,450	527,499,773
SPDR S&P Global Infrastructure ETF	105,555,120	8,141,351	4,113,077	4,028,274
SPDR S&P Global Natural Resources ETF	566,680,585	36,427,428	38,666,020	(2,238,592)
SPDR MSCI ACWI ex-US ETF	575,767,275	72,004,469	70,076,148	1,928,321
SPDR MSCI ACWI IMI ETF	13,531,150	1,703,272	279,051	1,424,221
SPDR MSCI EM 50 ETF	5,360,566	376,608	378,523	(1,915)
SPDR MSCI EM Beyond BRIC ETF	6,145,341	303,128	190,113	113,015
SPDR Russell/Nomura PRIME Japan ETF	150,776,525	4,852,046	11,579,879	(6,727,833)
SPDR Russell/Nomura Small Cap Japan ETF	96,046,454	6,874,673	16,625,636	(9,750,963)
SPDR S&P Global Dividend ETF	18,844,352	955,222	271,749	683,473
SPDR S&P International Dividend ETF	1,540,543,551	136,587,334	74,516,356	62,070,978
SPDR S&P International Mid Cap ETF	56,556,481	8,969,335	2,416,261	6,553,074
SPDR S&P Emerging Markets Small Cap ETF	739,083,492	86,383,896	145,011,470	(58,627,574)
SPDR Dow Jones Global Real Estate ETF	1,072,289,658	107,465,791	24,513,995	82,951,796
SPDR S&P International Consumer Discretionary Sector ETF	18,498,655	2,323,756	788,413	1,535,343
SPDR S&P International Consumer Staples Sector ETF	34,784,581	5,438,332	803,888	4,634,444
SPDR S&P International Energy Sector ETF	16,200,648	861,185	1,552,120	(690,935)
SPDR S&P International Financial Sector ETF	11,623,942	671,687	845,335	(173,648)
SPDR S&P International Health Care Sector ETF	47,664,629	11,933,689	473,039	11,460,650
SPDR S&P International Industrial Sector ETF	26,375,142	2,493,400	1,021,404	1,471,996
SPDR S&P International Materials Sector ETF	13,402,300	573,903	3,670,630	(3,096,727)
SPDR S&P International Technology Sector ETF	14,000,960	2,741,299	1,989,391	751,908
SPDR S&P International Telecommunications Sector ETF	33,216,064	3,959,446	2,189,570	1,769,876
SPDR S&P International Utilities Sector ETF	60,866,853	7,054,595	2,092,758	4,961,837

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

6.	Investment Transactions

For the six months ended March 31, 2014, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$114,508,939	$—	$—
SPDR EURO STOXX 50 ETF	1,725,928,117	220,730,589	78,987,945
SPDR S&P Emerging Asia Pacific ETF	17,520,335	13,162,057	2,261,353
SPDR S&P Small Cap Emerging Asia Pacific ETF	761,472	—	—
SPDR S&P Russia ETF	13,406,098	20,612,609	(5,411,816)
SPDR S&P China ETF	96,931,768	200,244,118	25,095,947
SPDR S&P Emerging Markets ETF	31,306,175	24,595,556	1,789,879
SPDR S&P Emerging Markets Dividend ETF	6,980,879	28,879,464	205,020
SPDR S&P BRIC 40 ETF	7,149,022	84,869,461	(2,923,367)
SPDR S&P Emerging Europe ETF	9,096,513	2,715,098	(223,717)
SPDR S&P Emerging Latin America ETF	—	8,469,803	(3,336,831)
SPDR S&P Emerging Middle East & Africa ETF	—	6,183,668	(116,874)
SPDR S&P World ex-US ETF	200,812,405	31,988,864	13,117,211
SPDR S&P International Small Cap ETF	33,080,179	3,069,281	990,293
SPDR Dow Jones International Real Estate ETF	316,073,770	51,252,698	15,236,264
SPDR S&P Global Infrastructure ETF	35,005,106	—	—
SPDR S&P Global Natural Resources ETF	114,857,640	9,725,337	1,060,188
SPDR MSCI ACWI ex-US ETF	47,800,436	13,560,580	3,720,993
SPDR MSCI ACWI IMI ETF	5,962,480	—	—
SPDR MSCI EM 50 ETF	2,058,272	—	—
SPDR MSCI EM Beyond BRIC ETF	1,778,128	1,921,323	74,458
SPDR Russell/Nomura PRIME Japan ETF	18,257,303	9,136,531	1,776,805
SPDR Russell/Nomura Small Cap Japan ETF	—	20,101,781	3,060,290
SPDR S&P Global Dividend ETF	6,285,106	—	—
SPDR S&P International Dividend ETF	90,478,652	55,275,406	5,466,531
SPDR S&P International Mid Cap ETF	9,398,260	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	54,602,852	(947,177)
SPDR Dow Jones Global Real Estate ETF	111,880,301	49,843,724	14,927,585
SPDR S&P International Consumer Discretionary Sector ETF	5,596,739	5,568,837	1,694,456
SPDR S&P International Consumer Staples Sector ETF	—	—	—
SPDR S&P International Energy Sector ETF	—	—	—
SPDR S&P International Financial Sector ETF	4,446,244	—	—
SPDR S&P International Health Care Sector ETF	—	8,875,688	2,550,569
SPDR S&P International Industrial Sector ETF	11,731,714	—	—
SPDR S&P International Materials Sector ETF	—	—	—
SPDR S&P International Technology Sector ETF	1,447,790	—	—
SPDR S&P International Telecommunications Sector ETF	5,813,142	8,423,336	2,136,955
SPDR S&P International Utilities Sector ETF	19,221,109	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2014, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$6,533,738	$11,035,000
SPDR EURO STOXX 50 ETF	55,439,900	69,168,159
SPDR S&P Emerging Asia Pacific ETF	12,690,259	9,228,430
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,215,390	208,858
SPDR S&P Russia ETF	241,005	362,930
SPDR S&P China ETF	33,795,806	37,739,167
SPDR S&P Emerging Markets ETF	15,072,333	11,585,337
SPDR S&P Emerging Markets Dividend ETF	169,131,338	180,798,964
SPDR S&P BRIC 40 ETF	12,981,833	12,904,132
SPDR S&P Emerging Europe ETF	3,915,518	2,226,437
SPDR S&P Emerging Latin America ETF	459,693	4,512,927
SPDR S&P Emerging Middle East & Africa ETF	454,274	1,824,640
SPDR S&P World ex-US ETF	122,165,193	115,039,013
SPDR S&P International Small Cap ETF	193,179,768	200,176,755
SPDR Dow Jones International Real Estate ETF	119,525,911	192,671,908
SPDR S&P Global Infrastructure ETF	5,960,552	4,051,960
SPDR S&P Global Natural Resources ETF	16,434,255	17,195,098
SPDR MSCI ACWI ex-US ETF	7,791,548	7,711,620
SPDR MSCI ACWI IMI ETF	113,291	9,007
SPDR MSCI EM 50 ETF	432,430	185,934
SPDR MSCI EM Beyond BRIC ETF	7,316,611	1,203,265
SPDR Russell/Nomura PRIME Japan ETF	2,719,317	2,890,794
SPDR Russell/Nomura Small Cap Japan ETF	3,970,146	5,061,645
SPDR S&P Global Dividend ETF	4,178,533	4,054,110
SPDR S&P International Dividend ETF	313,031,630	322,775,333
SPDR S&P International Mid Cap ETF	655,874	4,002,066
SPDR S&P Emerging Markets Small Cap ETF	2,885,746	90,539,275
SPDR Dow Jones Global Real Estate ETF	24,458,532	26,013,032
SPDR S&P International Consumer Discretionary Sector ETF	379,001	512,827
SPDR S&P International Consumer Staples Sector ETF	629,322	524,640
SPDR S&P International Energy Sector ETF	1,152,653	1,178,511
SPDR S&P International Financial Sector ETF	271,142	203,189
SPDR S&P International Health Care Sector ETF	3,803,640	3,933,449
SPDR S&P International Industrial Sector ETF	1,117,796	603,292
SPDR S&P International Materials Sector ETF	1,303,953	1,413,763
SPDR S&P International Technology Sector ETF	70,599	125,882
SPDR S&P International Telecommunications Sector ETF	4,614,851	6,614,109
SPDR S&P International Utilities Sector ETF	2,153,973	2,266,830

For the six months ended March 31, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2014 (Unaudited)

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2014 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2014 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on October 1, 2013 and held for the six months ended March 31, 2014.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/13 to
Actual	Expense Ratio	10/1/13	3/31/14	3/31/14

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,082.20	$1.51
SPDR EURO STOXX 50 ETF	0.29	1,000	1,119.80	1.53
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,033.10	2.99
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	1,072.00	3.36
SPDR S&P Russia ETF	0.59	1,000	867.40	2.75
SPDR S&P China ETF	0.59	1,000	983.30	2.92
SPDR S&P Emerging Markets ETF	0.59	1,000	1,013.70	2.96
SPDR S&P Emerging Markets Dividend ETF	0.59	1,000	952.50	2.87
SPDR S&P BRIC 40 ETF	0.50	1,000	958.60	2.44
SPDR S&P Emerging Europe ETF	0.59	1,000	922.70	2.83

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/13 to
Actual	Expense Ratio	10/1/13	3/31/14	3/31/14

SPDR S&P Emerging Latin America ETF	0.59%	$1,000	$967.40	$2.89
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,069.90	3.04
SPDR S&P World ex-US ETF	0.34	1,000	1,059.20	1.75
SPDR S&P International Small Cap ETF	0.59	1,000	1,061.70	3.03
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,006.40	2.95
SPDR S&P Global Infrastructure ETF	0.40	1,000	1,115.20	2.11
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,042.70	2.04
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,053.30	1.74
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,087.30	1.30
SPDR MSCI EM 50 ETF	0.50	1,000	1,006.30	2.50
SPDR MSCI EM Beyond BRIC ETF**	0.55	1,000	1,027.70	1.79
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	970.50	2.46
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	971.60	2.70
SPDR S&P Global Dividend ETF	0.40	1,000	1,072.20	2.07
SPDR S&P International Dividend ETF	0.45	1,000	1,059.80	2.31
SPDR S&P International Mid Cap ETF	0.45	1,000	1,074.10	2.33
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,044.90	3.31
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,048.90	2.55
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,039.70	2.54
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,031.70	2.53
SPDR S&P International Energy Sector ETF	0.50	1,000	1,074.70	2.59
SPDR S&P International Financial Sector ETF	0.50	1,000	1,053.50	2.56
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,136.70	2.66
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,052.60	2.56
SPDR S&P International Materials Sector ETF	0.50	1,000	1,017.10	2.51
SPDR S&P International Technology Sector ETF	0.50	1,000	1,070.30	2.58
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,091.50	2.61
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,091.80	2.61
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/13 to
Hypothetical	Expense Ratio	10/1/13	3/31/14	3/31/14

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.45	$1.46
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.45	1.46
SPDR S&P Emerging Asia Pacific ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65	1,000	1,021.66	3.28
SPDR S&P Russia ETF	0.59	1,000	1,021.96	2.97
SPDR S&P China ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Markets ETF	0.59	1,000	1,021.96	2.97

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/13 to
Hypothetical	Expense Ratio	10/1/13	3/31/14	3/31/14

SPDR S&P Emerging Markets Dividend ETF	0.59%	$1,000	$1,021.96	$2.97
SPDR S&P BRIC 40 ETF	0.50	1,000	1,022.41	2.52
SPDR S&P Emerging Europe ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Latin America ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,021.96	2.97
SPDR S&P World ex-US ETF	0.34	1,000	1,023.20	1.72
SPDR S&P International Small Cap ETF	0.59	1,000	1,021.96	2.97
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,021.96	2.97
SPDR S&P Global Infrastructure ETF	0.40	1,000	1,022.91	2.02
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,022.91	2.02
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,023.20	1.72
SPDR MSCI ACWI IMI ETF	0.25	1,000	1,023.65	1.26
SPDR MSCI EM 50 ETF	0.50	1,000	1,022.41	2.52
SPDR MSCI EM Beyond BRIC ETF**	0.55	1,000	1,022.16	2.77
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,022.41	2.52
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,022.16	2.77
SPDR S&P Global Dividend ETF	0.40	1,000	1,022.91	2.02
SPDR S&P International Dividend ETF	0.45	1,000	1,022.66	2.27
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.66	2.27
SPDR S&P Emerging Markets Small Cap ETF	0.65	1,000	1,021.66	3.28
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Consumer Discretionary Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Energy Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Financial Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Materials Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Technology Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,022.41	2.52
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,022.41	2.52

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 12/4/13. Hypothetical period is from 10/1/13.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to March 31, 2014, the Board of Trustees of the Trust (the “Board”) evaluated proposals to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to SPDR MSCI EM Beyond BRIC ETF, a new series of the Trust (the “New ETF”), which commenced operations during the most recent fiscal half-year period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) costs to the Adviser of its services, and (iii) extent to which economies of scale would be realized if and as the New ETF grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF, as an exchange traded fund (“ETF”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which, together with the Adviser, make up State Street Global Advisors (“SSgA”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates, through their relationship with SSgA, constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular and also considered the Adviser’s experience in managing ETFs.

The Board also considered whether the Adviser or its affiliates benefited from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rates as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale had been taken into consideration for the New ETF by establishing its relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Board noted that it

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2014 (Unaudited)

intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking equity indexes, as applicable. The Board reviewed the universe of similar ETFs for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio for the New ETF. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s fee for the New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc., is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann M. Carpenter, Vice President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P Global Infrastructure ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P Global Dividend ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR MSCI EM Beyond BRIC ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indicies LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
© 2014 State Street Corporation SPDRIDEXSAR IBG-11610

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the registrant is included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Separate certifications as required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
     (3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR INDEX SHARES FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 5, 2014

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 5, 2014